UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of August

Date of reporting period: February 28, 2026

Item 1. Reports to Stockholders.

Columbia Balanced Fund

Class A | CBLAX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$46	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$10,092,310,655
Total number of portfolio holdings	997
Portfolio turnover for the reporting period	46%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Columbia Balanced Fund | Class A | SSR120_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	19.7%
Communication Services	7.6%
Financials	7.5%
Health Care	6.5%
Consumer Discretionary	6.1%
Industrials	6.0%
Energy	2.4%
Consumer Staples	1.5%
Utilities	1.4%
Real Estate	0.8%
Other	0.3%

Top Holdings

Table Summary
NVIDIA Corp.	4.8%
Apple, Inc.	3.7%
Microsoft Corp.	3.6%
iShares Core MSCI EAFE ETF	2.9%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	1.9%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.6%
Alphabet, Inc., Class C	1.6%
Meta Platforms, Inc., Class A	1.5%

Asset Categories

Table Summary
Common Stocks	59.8%
Residential Mortgage-Backed Securities - Agency	13.5%
Corporate Bonds & Notes	8.2%
Residential Mortgage-Backed Securities - Non-Agency	7.7%
Asset-Backed Securities - Non-Agency	4.4%
Money Market Funds	3.5%
Exchange-Traded Equity Funds	2.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.5%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Balanced Fund | Class A | SSR120_01_(04/26) |

Columbia Balanced Fund

Class C | CBLCX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$84	1.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$10,092,310,655
Total number of portfolio holdings	997
Portfolio turnover for the reporting period	46%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Columbia Balanced Fund | Class C | SSR120_04_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	19.7%
Communication Services	7.6%
Financials	7.5%
Health Care	6.5%
Consumer Discretionary	6.1%
Industrials	6.0%
Energy	2.4%
Consumer Staples	1.5%
Utilities	1.4%
Real Estate	0.8%
Other	0.3%

Top Holdings

Table Summary
NVIDIA Corp.	4.8%
Apple, Inc.	3.7%
Microsoft Corp.	3.6%
iShares Core MSCI EAFE ETF	2.9%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	1.9%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.6%
Alphabet, Inc., Class C	1.6%
Meta Platforms, Inc., Class A	1.5%

Asset Categories

Table Summary
Common Stocks	59.8%
Residential Mortgage-Backed Securities - Agency	13.5%
Corporate Bonds & Notes	8.2%
Residential Mortgage-Backed Securities - Non-Agency	7.7%
Asset-Backed Securities - Non-Agency	4.4%
Money Market Funds	3.5%
Exchange-Traded Equity Funds	2.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.5%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Balanced Fund | Class C | SSR120_04_(04/26) |

Columbia Balanced Fund

Class R | CBLRX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$59	1.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$10,092,310,655
Total number of portfolio holdings	997
Portfolio turnover for the reporting period	46%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Columbia Balanced Fund | Class R | SSR120_12_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	19.7%
Communication Services	7.6%
Financials	7.5%
Health Care	6.5%
Consumer Discretionary	6.1%
Industrials	6.0%
Energy	2.4%
Consumer Staples	1.5%
Utilities	1.4%
Real Estate	0.8%
Other	0.3%

Top Holdings

Table Summary
NVIDIA Corp.	4.8%
Apple, Inc.	3.7%
Microsoft Corp.	3.6%
iShares Core MSCI EAFE ETF	2.9%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	1.9%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.6%
Alphabet, Inc., Class C	1.6%
Meta Platforms, Inc., Class A	1.5%

Asset Categories

Table Summary
Common Stocks	59.8%
Residential Mortgage-Backed Securities - Agency	13.5%
Corporate Bonds & Notes	8.2%
Residential Mortgage-Backed Securities - Non-Agency	7.7%
Asset-Backed Securities - Non-Agency	4.4%
Money Market Funds	3.5%
Exchange-Traded Equity Funds	2.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.5%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Balanced Fund | Class R | SSR120_12_(04/26) |

Columbia Balanced Fund

Class S | CBABX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$33	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$10,092,310,655
Total number of portfolio holdings	997
Portfolio turnover for the reporting period	46%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Columbia Balanced Fund | Class S | SSR120_16_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	19.7%
Communication Services	7.6%
Financials	7.5%
Health Care	6.5%
Consumer Discretionary	6.1%
Industrials	6.0%
Energy	2.4%
Consumer Staples	1.5%
Utilities	1.4%
Real Estate	0.8%
Other	0.3%

Top Holdings

Table Summary
NVIDIA Corp.	4.8%
Apple, Inc.	3.7%
Microsoft Corp.	3.6%
iShares Core MSCI EAFE ETF	2.9%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	1.9%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.6%
Alphabet, Inc., Class C	1.6%
Meta Platforms, Inc., Class A	1.5%

Asset Categories

Table Summary
Common Stocks	59.8%
Residential Mortgage-Backed Securities - Agency	13.5%
Corporate Bonds & Notes	8.2%
Residential Mortgage-Backed Securities - Non-Agency	7.7%
Asset-Backed Securities - Non-Agency	4.4%
Money Market Funds	3.5%
Exchange-Traded Equity Funds	2.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.5%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Balanced Fund | Class S | SSR120_16_(04/26) |

Columbia Balanced Fund

Institutional 2 Class | CLREX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$32	0.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$10,092,310,655
Total number of portfolio holdings	997
Portfolio turnover for the reporting period	46%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Columbia Balanced Fund | Institutional 2 Class | SSR120_15_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	19.7%
Communication Services	7.6%
Financials	7.5%
Health Care	6.5%
Consumer Discretionary	6.1%
Industrials	6.0%
Energy	2.4%
Consumer Staples	1.5%
Utilities	1.4%
Real Estate	0.8%
Other	0.3%

Top Holdings

Table Summary
NVIDIA Corp.	4.8%
Apple, Inc.	3.7%
Microsoft Corp.	3.6%
iShares Core MSCI EAFE ETF	2.9%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	1.9%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.6%
Alphabet, Inc., Class C	1.6%
Meta Platforms, Inc., Class A	1.5%

Asset Categories

Table Summary
Common Stocks	59.8%
Residential Mortgage-Backed Securities - Agency	13.5%
Corporate Bonds & Notes	8.2%
Residential Mortgage-Backed Securities - Non-Agency	7.7%
Asset-Backed Securities - Non-Agency	4.4%
Money Market Funds	3.5%
Exchange-Traded Equity Funds	2.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.5%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Balanced Fund | Institutional 2 Class | SSR120_15_(04/26) |

Columbia Balanced Fund

Institutional 3 Class | CBDYX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$29	0.58%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$10,092,310,655
Total number of portfolio holdings	997
Portfolio turnover for the reporting period	46%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Columbia Balanced Fund | Institutional 3 Class | SSR120_17_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	19.7%
Communication Services	7.6%
Financials	7.5%
Health Care	6.5%
Consumer Discretionary	6.1%
Industrials	6.0%
Energy	2.4%
Consumer Staples	1.5%
Utilities	1.4%
Real Estate	0.8%
Other	0.3%

Top Holdings

Table Summary
NVIDIA Corp.	4.8%
Apple, Inc.	3.7%
Microsoft Corp.	3.6%
iShares Core MSCI EAFE ETF	2.9%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	1.9%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.6%
Alphabet, Inc., Class C	1.6%
Meta Platforms, Inc., Class A	1.5%

Asset Categories

Table Summary
Common Stocks	59.8%
Residential Mortgage-Backed Securities - Agency	13.5%
Corporate Bonds & Notes	8.2%
Residential Mortgage-Backed Securities - Non-Agency	7.7%
Asset-Backed Securities - Non-Agency	4.4%
Money Market Funds	3.5%
Exchange-Traded Equity Funds	2.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.5%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Balanced Fund | Institutional 3 Class | SSR120_17_(04/26) |

Columbia Balanced Fund

Institutional Class | CBALX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Balanced Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$33	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$10,092,310,655
Total number of portfolio holdings	997
Portfolio turnover for the reporting period	46%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Columbia Balanced Fund | Institutional Class | SSR120_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	19.7%
Communication Services	7.6%
Financials	7.5%
Health Care	6.5%
Consumer Discretionary	6.1%
Industrials	6.0%
Energy	2.4%
Consumer Staples	1.5%
Utilities	1.4%
Real Estate	0.8%
Other	0.3%

Top Holdings

Table Summary
NVIDIA Corp.	4.8%
Apple, Inc.	3.7%
Microsoft Corp.	3.6%
iShares Core MSCI EAFE ETF	2.9%
Amazon.com, Inc.	2.7%
Alphabet, Inc., Class A	1.9%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.6%
Alphabet, Inc., Class C	1.6%
Meta Platforms, Inc., Class A	1.5%

Asset Categories

Table Summary
Common Stocks	59.8%
Residential Mortgage-Backed Securities - Agency	13.5%
Corporate Bonds & Notes	8.2%
Residential Mortgage-Backed Securities - Non-Agency	7.7%
Asset-Backed Securities - Non-Agency	4.4%
Money Market Funds	3.5%
Exchange-Traded Equity Funds	2.9%
Commercial Mortgage-Backed Securities - Non-Agency	1.5%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Balanced Fund | Institutional Class | SSR120_08_(04/26) |

Columbia Contrarian Core Fund

Class A | LCCAX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$50	0.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$16,187,872,349
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	27%

Columbia Contrarian Core Fund | Class A | SSR133_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	32.4%
Communication Services	12.5%
Financials	12.3%
Health Care	10.7%
Consumer Discretionary	10.0%
Industrials	9.8%
Energy	3.8%
Consumer Staples	2.4%
Utilities	2.3%
Real Estate	1.3%
Other	0.5%

Top Holdings

Table Summary
NVIDIA Corp.	7.9%
Apple, Inc.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
Meta Platforms, Inc., Class A	2.4%
Honeywell International, Inc.	2.2%

Asset Categories

Table Summary
Common Stocks	98.0%
Money Market Funds	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Contrarian Core Fund | Class A | SSR133_01_(04/26) |

Columbia Contrarian Core Fund

Class C | LCCCX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$87	1.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$16,187,872,349
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	27%

Columbia Contrarian Core Fund | Class C | SSR133_04_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	32.4%
Communication Services	12.5%
Financials	12.3%
Health Care	10.7%
Consumer Discretionary	10.0%
Industrials	9.8%
Energy	3.8%
Consumer Staples	2.4%
Utilities	2.3%
Real Estate	1.3%
Other	0.5%

Top Holdings

Table Summary
NVIDIA Corp.	7.9%
Apple, Inc.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
Meta Platforms, Inc., Class A	2.4%
Honeywell International, Inc.	2.2%

Asset Categories

Table Summary
Common Stocks	98.0%
Money Market Funds	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Contrarian Core Fund | Class C | SSR133_04_(04/26) |

Columbia Contrarian Core Fund

Class R | CCCRX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$62	1.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$16,187,872,349
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	27%

Columbia Contrarian Core Fund | Class R | SSR133_12_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	32.4%
Communication Services	12.5%
Financials	12.3%
Health Care	10.7%
Consumer Discretionary	10.0%
Industrials	9.8%
Energy	3.8%
Consumer Staples	2.4%
Utilities	2.3%
Real Estate	1.3%
Other	0.5%

Top Holdings

Table Summary
NVIDIA Corp.	7.9%
Apple, Inc.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
Meta Platforms, Inc., Class A	2.4%
Honeywell International, Inc.	2.2%

Asset Categories

Table Summary
Common Stocks	98.0%
Money Market Funds	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Contrarian Core Fund | Class R | SSR133_12_(04/26) |

Columbia Contrarian Core Fund

Class S | SMGEX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$37	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$16,187,872,349
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	27%

Columbia Contrarian Core Fund | Class S | SSR133_16_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	32.4%
Communication Services	12.5%
Financials	12.3%
Health Care	10.7%
Consumer Discretionary	10.0%
Industrials	9.8%
Energy	3.8%
Consumer Staples	2.4%
Utilities	2.3%
Real Estate	1.3%
Other	0.5%

Top Holdings

Table Summary
NVIDIA Corp.	7.9%
Apple, Inc.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
Meta Platforms, Inc., Class A	2.4%
Honeywell International, Inc.	2.2%

Asset Categories

Table Summary
Common Stocks	98.0%
Money Market Funds	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Contrarian Core Fund | Class S | SSR133_16_(04/26) |

Columbia Contrarian Core Fund

Institutional 2 Class | COFRX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$33	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$16,187,872,349
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	27%

Columbia Contrarian Core Fund | Institutional 2 Class | SSR133_15_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	32.4%
Communication Services	12.5%
Financials	12.3%
Health Care	10.7%
Consumer Discretionary	10.0%
Industrials	9.8%
Energy	3.8%
Consumer Staples	2.4%
Utilities	2.3%
Real Estate	1.3%
Other	0.5%

Top Holdings

Table Summary
NVIDIA Corp.	7.9%
Apple, Inc.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
Meta Platforms, Inc., Class A	2.4%
Honeywell International, Inc.	2.2%

Asset Categories

Table Summary
Common Stocks	98.0%
Money Market Funds	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Contrarian Core Fund | Institutional 2 Class | SSR133_15_(04/26) |

Columbia Contrarian Core Fund

Institutional 3 Class | COFYX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$31	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$16,187,872,349
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	27%

Columbia Contrarian Core Fund | Institutional 3 Class | SSR133_17_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	32.4%
Communication Services	12.5%
Financials	12.3%
Health Care	10.7%
Consumer Discretionary	10.0%
Industrials	9.8%
Energy	3.8%
Consumer Staples	2.4%
Utilities	2.3%
Real Estate	1.3%
Other	0.5%

Top Holdings

Table Summary
NVIDIA Corp.	7.9%
Apple, Inc.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
Meta Platforms, Inc., Class A	2.4%
Honeywell International, Inc.	2.2%

Asset Categories

Table Summary
Common Stocks	98.0%
Money Market Funds	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Contrarian Core Fund | Institutional 3 Class | SSR133_17_(04/26) |

Columbia Contrarian Core Fund

Institutional Class | SMGIX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Contrarian Core Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$37	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$16,187,872,349
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	27%

Columbia Contrarian Core Fund | Institutional Class | SSR133_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	32.4%
Communication Services	12.5%
Financials	12.3%
Health Care	10.7%
Consumer Discretionary	10.0%
Industrials	9.8%
Energy	3.8%
Consumer Staples	2.4%
Utilities	2.3%
Real Estate	1.3%
Other	0.5%

Top Holdings

Table Summary
NVIDIA Corp.	7.9%
Apple, Inc.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.2%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class C	2.6%
Meta Platforms, Inc., Class A	2.4%
Honeywell International, Inc.	2.2%

Asset Categories

Table Summary
Common Stocks	98.0%
Money Market Funds	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Contrarian Core Fund | Institutional Class | SSR133_08_(04/26) |

Columbia Emerging Markets Fund

Class A | EEMAX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$80	1.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$846,386,686
Total number of portfolio holdings	92
Portfolio turnover for the reporting period	25%

Columbia Emerging Markets Fund | Class A | SSR142_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Taiwan	25.7%
China	21.7%
South Korea	21.5%
India	6.8%
Brazil	6.1%
Greece	4.3%
South Africa	3.4%
United Arab Emirates	2.9%
United Kingdom	1.7%
Hong Kong	1.1%
Other	5.3%

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	14.3%
Samsung Electronics Co., Ltd.	7.7%
SK Hynix, Inc.	6.0%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.2%
NU Holdings Ltd., Class A	2.4%
Accton Technology Corp.	2.2%
Capitec Bank Holdings Ltd.	2.2%
Unimicron Technology Corp.	2.1%
Anglogold Ashanti PLC	1.7%

Equity Sector Allocation

Table Summary
Information Technology	40.3%
Financials	18.3%
Industrials	9.4%
Consumer Discretionary	8.7%
Communication Services	6.8%
Materials	4.9%
Real Estate	4.3%
Health Care	2.7%
Consumer Staples	2.1%
Energy	1.6%
Other	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Fund | Class A | SSR142_01_(04/26) |

Columbia Emerging Markets Fund

Class C | EEMCX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$123	2.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$846,386,686
Total number of portfolio holdings	92
Portfolio turnover for the reporting period	25%

Columbia Emerging Markets Fund | Class C | SSR142_04_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Taiwan	25.7%
China	21.7%
South Korea	21.5%
India	6.8%
Brazil	6.1%
Greece	4.3%
South Africa	3.4%
United Arab Emirates	2.9%
United Kingdom	1.7%
Hong Kong	1.1%
Other	5.3%

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	14.3%
Samsung Electronics Co., Ltd.	7.7%
SK Hynix, Inc.	6.0%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.2%
NU Holdings Ltd., Class A	2.4%
Accton Technology Corp.	2.2%
Capitec Bank Holdings Ltd.	2.2%
Unimicron Technology Corp.	2.1%
Anglogold Ashanti PLC	1.7%

Equity Sector Allocation

Table Summary
Information Technology	40.3%
Financials	18.3%
Industrials	9.4%
Consumer Discretionary	8.7%
Communication Services	6.8%
Materials	4.9%
Real Estate	4.3%
Health Care	2.7%
Consumer Staples	2.1%
Energy	1.6%
Other	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Fund | Class C | SSR142_04_(04/26) |

Columbia Emerging Markets Fund

Class S | UMEBX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$66	1.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$846,386,686
Total number of portfolio holdings	92
Portfolio turnover for the reporting period	25%

Columbia Emerging Markets Fund | Class S | SSR142_16_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Taiwan	25.7%
China	21.7%
South Korea	21.5%
India	6.8%
Brazil	6.1%
Greece	4.3%
South Africa	3.4%
United Arab Emirates	2.9%
United Kingdom	1.7%
Hong Kong	1.1%
Other	5.3%

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	14.3%
Samsung Electronics Co., Ltd.	7.7%
SK Hynix, Inc.	6.0%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.2%
NU Holdings Ltd., Class A	2.4%
Accton Technology Corp.	2.2%
Capitec Bank Holdings Ltd.	2.2%
Unimicron Technology Corp.	2.1%
Anglogold Ashanti PLC	1.7%

Equity Sector Allocation

Table Summary
Information Technology	40.3%
Financials	18.3%
Industrials	9.4%
Consumer Discretionary	8.7%
Communication Services	6.8%
Materials	4.9%
Real Estate	4.3%
Health Care	2.7%
Consumer Staples	2.1%
Energy	1.6%
Other	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Fund | Class S | SSR142_16_(04/26) |

Columbia Emerging Markets Fund

Institutional 2 Class | CEKRX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$61	1.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$846,386,686
Total number of portfolio holdings	92
Portfolio turnover for the reporting period	25%

Columbia Emerging Markets Fund | Institutional 2 Class | SSR142_15_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Taiwan	25.7%
China	21.7%
South Korea	21.5%
India	6.8%
Brazil	6.1%
Greece	4.3%
South Africa	3.4%
United Arab Emirates	2.9%
United Kingdom	1.7%
Hong Kong	1.1%
Other	5.3%

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	14.3%
Samsung Electronics Co., Ltd.	7.7%
SK Hynix, Inc.	6.0%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.2%
NU Holdings Ltd., Class A	2.4%
Accton Technology Corp.	2.2%
Capitec Bank Holdings Ltd.	2.2%
Unimicron Technology Corp.	2.1%
Anglogold Ashanti PLC	1.7%

Equity Sector Allocation

Table Summary
Information Technology	40.3%
Financials	18.3%
Industrials	9.4%
Consumer Discretionary	8.7%
Communication Services	6.8%
Materials	4.9%
Real Estate	4.3%
Health Care	2.7%
Consumer Staples	2.1%
Energy	1.6%
Other	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Fund | Institutional 2 Class | SSR142_15_(04/26) |

Columbia Emerging Markets Fund

Institutional 3 Class | CEKYX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$58	1.02%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$846,386,686
Total number of portfolio holdings	92
Portfolio turnover for the reporting period	25%

Columbia Emerging Markets Fund | Institutional 3 Class | SSR142_17_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Taiwan	25.7%
China	21.7%
South Korea	21.5%
India	6.8%
Brazil	6.1%
Greece	4.3%
South Africa	3.4%
United Arab Emirates	2.9%
United Kingdom	1.7%
Hong Kong	1.1%
Other	5.3%

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	14.3%
Samsung Electronics Co., Ltd.	7.7%
SK Hynix, Inc.	6.0%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.2%
NU Holdings Ltd., Class A	2.4%
Accton Technology Corp.	2.2%
Capitec Bank Holdings Ltd.	2.2%
Unimicron Technology Corp.	2.1%
Anglogold Ashanti PLC	1.7%

Equity Sector Allocation

Table Summary
Information Technology	40.3%
Financials	18.3%
Industrials	9.4%
Consumer Discretionary	8.7%
Communication Services	6.8%
Materials	4.9%
Real Estate	4.3%
Health Care	2.7%
Consumer Staples	2.1%
Energy	1.6%
Other	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Fund | Institutional 3 Class | SSR142_17_(04/26) |

Columbia Emerging Markets Fund

Institutional Class | UMEMX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$66	1.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$846,386,686
Total number of portfolio holdings	92
Portfolio turnover for the reporting period	25%

Columbia Emerging Markets Fund | Institutional Class | SSR142_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Taiwan	25.7%
China	21.7%
South Korea	21.5%
India	6.8%
Brazil	6.1%
Greece	4.3%
South Africa	3.4%
United Arab Emirates	2.9%
United Kingdom	1.7%
Hong Kong	1.1%
Other	5.3%

Top Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co., Ltd.	14.3%
Samsung Electronics Co., Ltd.	7.7%
SK Hynix, Inc.	6.0%
Tencent Holdings Ltd.	4.3%
Alibaba Group Holding Ltd.	3.2%
NU Holdings Ltd., Class A	2.4%
Accton Technology Corp.	2.2%
Capitec Bank Holdings Ltd.	2.2%
Unimicron Technology Corp.	2.1%
Anglogold Ashanti PLC	1.7%

Equity Sector Allocation

Table Summary
Information Technology	40.3%
Financials	18.3%
Industrials	9.4%
Consumer Discretionary	8.7%
Communication Services	6.8%
Materials	4.9%
Real Estate	4.3%
Health Care	2.7%
Consumer Staples	2.1%
Energy	1.6%
Other	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Fund | Institutional Class | SSR142_08_(04/26) |

Columbia Global Technology Growth Fund

Class A | CTCAX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$59	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$4,445,592,450
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	5%

Columbia Global Technology Growth Fund | Class A | SSR234_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	35.6%
Semiconductor Materials & Equipment	11.8%
Technology Hardware, Storage & Peripherals	11.1%
Systems Software	9.0%
Application Software	4.8%
Communications Equipment	2.6%
Internet Services & Infrastructure	1.8%
Electronic Components	1.5%
Other	1.7%

Top Holdings

Table Summary
NVIDIA Corp.	14.9%
Broadcom, Inc.	8.2%
Apple, Inc.	7.9%
Microsoft Corp.	6.4%
Lam Research Corp.	6.3%
Alphabet, Inc., Class A	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.2%
Micron Technology, Inc.	3.1%
Amazon.com, Inc.	2.7%
ASML Holding NV	2.7%

Equity Sector Allocation

Table Summary
Information Technology	79.9%
Communication Services	9.5%
Financials	3.8%
Consumer Discretionary	3.8%
Industrials	1.5%
Real Estate	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Technology Growth Fund | Class A | SSR234_01_(04/26) |

Columbia Global Technology Growth Fund

Class C | CTHCX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$98	1.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$4,445,592,450
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	5%

Columbia Global Technology Growth Fund | Class C | SSR234_04_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	35.6%
Semiconductor Materials & Equipment	11.8%
Technology Hardware, Storage & Peripherals	11.1%
Systems Software	9.0%
Application Software	4.8%
Communications Equipment	2.6%
Internet Services & Infrastructure	1.8%
Electronic Components	1.5%
Other	1.7%

Top Holdings

Table Summary
NVIDIA Corp.	14.9%
Broadcom, Inc.	8.2%
Apple, Inc.	7.9%
Microsoft Corp.	6.4%
Lam Research Corp.	6.3%
Alphabet, Inc., Class A	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.2%
Micron Technology, Inc.	3.1%
Amazon.com, Inc.	2.7%
ASML Holding NV	2.7%

Equity Sector Allocation

Table Summary
Information Technology	79.9%
Communication Services	9.5%
Financials	3.8%
Consumer Discretionary	3.8%
Industrials	1.5%
Real Estate	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Technology Growth Fund | Class C | SSR234_04_(04/26) |

Columbia Global Technology Growth Fund

Class S | CGTDX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$46	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$4,445,592,450
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	5%

Columbia Global Technology Growth Fund | Class S | SSR234_16_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	35.6%
Semiconductor Materials & Equipment	11.8%
Technology Hardware, Storage & Peripherals	11.1%
Systems Software	9.0%
Application Software	4.8%
Communications Equipment	2.6%
Internet Services & Infrastructure	1.8%
Electronic Components	1.5%
Other	1.7%

Top Holdings

Table Summary
NVIDIA Corp.	14.9%
Broadcom, Inc.	8.2%
Apple, Inc.	7.9%
Microsoft Corp.	6.4%
Lam Research Corp.	6.3%
Alphabet, Inc., Class A	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.2%
Micron Technology, Inc.	3.1%
Amazon.com, Inc.	2.7%
ASML Holding NV	2.7%

Equity Sector Allocation

Table Summary
Information Technology	79.9%
Communication Services	9.5%
Financials	3.8%
Consumer Discretionary	3.8%
Industrials	1.5%
Real Estate	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Technology Growth Fund | Class S | SSR234_16_(04/26) |

Columbia Global Technology Growth Fund

Institutional 2 Class | CTHRX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$44	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$4,445,592,450
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	5%

Columbia Global Technology Growth Fund | Institutional 2 Class | SSR234_15_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	35.6%
Semiconductor Materials & Equipment	11.8%
Technology Hardware, Storage & Peripherals	11.1%
Systems Software	9.0%
Application Software	4.8%
Communications Equipment	2.6%
Internet Services & Infrastructure	1.8%
Electronic Components	1.5%
Other	1.7%

Top Holdings

Table Summary
NVIDIA Corp.	14.9%
Broadcom, Inc.	8.2%
Apple, Inc.	7.9%
Microsoft Corp.	6.4%
Lam Research Corp.	6.3%
Alphabet, Inc., Class A	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.2%
Micron Technology, Inc.	3.1%
Amazon.com, Inc.	2.7%
ASML Holding NV	2.7%

Equity Sector Allocation

Table Summary
Information Technology	79.9%
Communication Services	9.5%
Financials	3.8%
Consumer Discretionary	3.8%
Industrials	1.5%
Real Estate	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Technology Growth Fund | Institutional 2 Class | SSR234_15_(04/26) |

Columbia Global Technology Growth Fund

Institutional 3 Class | CGTUX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$41	0.80%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$4,445,592,450
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	5%

Columbia Global Technology Growth Fund | Institutional 3 Class | SSR234_17_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	35.6%
Semiconductor Materials & Equipment	11.8%
Technology Hardware, Storage & Peripherals	11.1%
Systems Software	9.0%
Application Software	4.8%
Communications Equipment	2.6%
Internet Services & Infrastructure	1.8%
Electronic Components	1.5%
Other	1.7%

Top Holdings

Table Summary
NVIDIA Corp.	14.9%
Broadcom, Inc.	8.2%
Apple, Inc.	7.9%
Microsoft Corp.	6.4%
Lam Research Corp.	6.3%
Alphabet, Inc., Class A	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.2%
Micron Technology, Inc.	3.1%
Amazon.com, Inc.	2.7%
ASML Holding NV	2.7%

Equity Sector Allocation

Table Summary
Information Technology	79.9%
Communication Services	9.5%
Financials	3.8%
Consumer Discretionary	3.8%
Industrials	1.5%
Real Estate	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Technology Growth Fund | Institutional 3 Class | SSR234_17_(04/26) |

Columbia Global Technology Growth Fund

Institutional Class | CMTFX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Global Technology Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$47	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$4,445,592,450
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	5%

Columbia Global Technology Growth Fund | Institutional Class | SSR234_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	35.6%
Semiconductor Materials & Equipment	11.8%
Technology Hardware, Storage & Peripherals	11.1%
Systems Software	9.0%
Application Software	4.8%
Communications Equipment	2.6%
Internet Services & Infrastructure	1.8%
Electronic Components	1.5%
Other	1.7%

Top Holdings

Table Summary
NVIDIA Corp.	14.9%
Broadcom, Inc.	8.2%
Apple, Inc.	7.9%
Microsoft Corp.	6.4%
Lam Research Corp.	6.3%
Alphabet, Inc., Class A	4.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4.2%
Micron Technology, Inc.	3.1%
Amazon.com, Inc.	2.7%
ASML Holding NV	2.7%

Equity Sector Allocation

Table Summary
Information Technology	79.9%
Communication Services	9.5%
Financials	3.8%
Consumer Discretionary	3.8%
Industrials	1.5%
Real Estate	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Global Technology Growth Fund | Institutional Class | SSR234_08_(04/26) |

Columbia Greater China Fund

Class A | NGCAX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Greater China Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$72	1.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$48,253,925
Total number of portfolio holdings	62
Portfolio turnover for the reporting period	27%

Columbia Greater China Fund | Class A | SSR158_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Consumer Discretionary	23.3%
Communication Services	22.6%
Financials	14.8%
Information Technology	11.6%
Industrials	10.7%
Materials	7.3%
Health Care	4.3%
Real Estate	3.3%
Consumer Staples	1.3%
Energy	0.5%

Top Holdings

Table Summary
Tencent Holdings Ltd.	16.6%
Alibaba Group Holding Ltd.	12.5%
China Construction Bank Corp., Class H	5.4%
Ping An Insurance Group Co. of China Ltd., Class H	4.0%
Zijin Mining Group Co., Ltd., Class H	3.8%
Contemporary Amperex Technology Co., Ltd., Class A	3.2%
PDD Holdings, Inc., ADR	3.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.1%
Sieyuan Electric Co., Ltd., Class A	2.7%
NetEase, Inc.	2.3%

Asset Categories

Table Summary
Common Stocks	99.7%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Greater China Fund | Class A | SSR158_01_(04/26) |

Columbia Greater China Fund

Institutional 3 Class | CGCYX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Greater China Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$54	1.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$48,253,925
Total number of portfolio holdings	62
Portfolio turnover for the reporting period	27%

Columbia Greater China Fund | Institutional 3 Class | SSR158_17_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Consumer Discretionary	23.3%
Communication Services	22.6%
Financials	14.8%
Information Technology	11.6%
Industrials	10.7%
Materials	7.3%
Health Care	4.3%
Real Estate	3.3%
Consumer Staples	1.3%
Energy	0.5%

Top Holdings

Table Summary
Tencent Holdings Ltd.	16.6%
Alibaba Group Holding Ltd.	12.5%
China Construction Bank Corp., Class H	5.4%
Ping An Insurance Group Co. of China Ltd., Class H	4.0%
Zijin Mining Group Co., Ltd., Class H	3.8%
Contemporary Amperex Technology Co., Ltd., Class A	3.2%
PDD Holdings, Inc., ADR	3.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.1%
Sieyuan Electric Co., Ltd., Class A	2.7%
NetEase, Inc.	2.3%

Asset Categories

Table Summary
Common Stocks	99.7%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Greater China Fund | Institutional 3 Class | SSR158_17_(04/26) |

Columbia Greater China Fund

Institutional Class | LNGZX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Greater China Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$60	1.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$48,253,925
Total number of portfolio holdings	62
Portfolio turnover for the reporting period	27%

Columbia Greater China Fund | Institutional Class | SSR158_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Consumer Discretionary	23.3%
Communication Services	22.6%
Financials	14.8%
Information Technology	11.6%
Industrials	10.7%
Materials	7.3%
Health Care	4.3%
Real Estate	3.3%
Consumer Staples	1.3%
Energy	0.5%

Top Holdings

Table Summary
Tencent Holdings Ltd.	16.6%
Alibaba Group Holding Ltd.	12.5%
China Construction Bank Corp., Class H	5.4%
Ping An Insurance Group Co. of China Ltd., Class H	4.0%
Zijin Mining Group Co., Ltd., Class H	3.8%
Contemporary Amperex Technology Co., Ltd., Class A	3.2%
PDD Holdings, Inc., ADR	3.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.1%
Sieyuan Electric Co., Ltd., Class A	2.7%
NetEase, Inc.	2.3%

Asset Categories

Table Summary
Common Stocks	99.7%
Other	0.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Greater China Fund | Institutional Class | SSR158_08_(04/26) |

Columbia International Dividend Income Fund

Class A | CSVAX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$66	1.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$698,810,850
Total number of portfolio holdings	60
Portfolio turnover for the reporting period	3%

Columbia International Dividend Income Fund | Class A | SSR154_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	15.0%
United States	12.3%
United Kingdom	9.0%
Germany	8.7%
France	8.3%
Canada	8.2%
Switzerland	7.0%
South Korea	6.1%
Taiwan	5.0%
Spain	3.8%
Other	16.1%

Top Holdings

Table Summary
Samsung Electronics Co., Ltd.	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.0%
Tokyo Electron Ltd.	3.0%
Roche Holding AG, Genusschein Shares	2.7%
BNP Paribas SA	2.6%
Iberdrola SA	2.5%
Anglo American PLC	2.4%
GSK PLC	2.3%
Royal Bank of Canada	2.3%
ORIX Corp.	2.2%

Equity Sector Allocation

Table Summary
Financials	22.2%
Information Technology	17.4%
Industrials	11.9%
Health Care	9.8%
Materials	8.4%
Communication Services	7.1%
Consumer Staples	6.0%
Consumer Discretionary	5.9%
Energy	5.6%
Utilities	4.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia International Dividend Income Fund | Class A | SSR154_01_(04/26) |

Columbia International Dividend Income Fund

Class S | CSVEX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$52	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$698,810,850
Total number of portfolio holdings	60
Portfolio turnover for the reporting period	3%

Columbia International Dividend Income Fund | Class S | SSR154_16_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	15.0%
United States	12.3%
United Kingdom	9.0%
Germany	8.7%
France	8.3%
Canada	8.2%
Switzerland	7.0%
South Korea	6.1%
Taiwan	5.0%
Spain	3.8%
Other	16.1%

Top Holdings

Table Summary
Samsung Electronics Co., Ltd.	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.0%
Tokyo Electron Ltd.	3.0%
Roche Holding AG, Genusschein Shares	2.7%
BNP Paribas SA	2.6%
Iberdrola SA	2.5%
Anglo American PLC	2.4%
GSK PLC	2.3%
Royal Bank of Canada	2.3%
ORIX Corp.	2.2%

Equity Sector Allocation

Table Summary
Financials	22.2%
Information Technology	17.4%
Industrials	11.9%
Health Care	9.8%
Materials	8.4%
Communication Services	7.1%
Consumer Staples	6.0%
Consumer Discretionary	5.9%
Energy	5.6%
Utilities	4.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia International Dividend Income Fund | Class S | SSR154_16_(04/26) |

Columbia International Dividend Income Fund

Institutional 2 Class | CADPX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$45	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$698,810,850
Total number of portfolio holdings	60
Portfolio turnover for the reporting period	3%

Columbia International Dividend Income Fund | Institutional 2 Class | SSR154_15_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	15.0%
United States	12.3%
United Kingdom	9.0%
Germany	8.7%
France	8.3%
Canada	8.2%
Switzerland	7.0%
South Korea	6.1%
Taiwan	5.0%
Spain	3.8%
Other	16.1%

Top Holdings

Table Summary
Samsung Electronics Co., Ltd.	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.0%
Tokyo Electron Ltd.	3.0%
Roche Holding AG, Genusschein Shares	2.7%
BNP Paribas SA	2.6%
Iberdrola SA	2.5%
Anglo American PLC	2.4%
GSK PLC	2.3%
Royal Bank of Canada	2.3%
ORIX Corp.	2.2%

Equity Sector Allocation

Table Summary
Financials	22.2%
Information Technology	17.4%
Industrials	11.9%
Health Care	9.8%
Materials	8.4%
Communication Services	7.1%
Consumer Staples	6.0%
Consumer Discretionary	5.9%
Energy	5.6%
Utilities	4.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia International Dividend Income Fund | Institutional 2 Class | SSR154_15_(04/26) |

Columbia International Dividend Income Fund

Institutional 3 Class | CLSYX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$43	0.76%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$698,810,850
Total number of portfolio holdings	60
Portfolio turnover for the reporting period	3%

Columbia International Dividend Income Fund | Institutional 3 Class | SSR154_17_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	15.0%
United States	12.3%
United Kingdom	9.0%
Germany	8.7%
France	8.3%
Canada	8.2%
Switzerland	7.0%
South Korea	6.1%
Taiwan	5.0%
Spain	3.8%
Other	16.1%

Top Holdings

Table Summary
Samsung Electronics Co., Ltd.	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.0%
Tokyo Electron Ltd.	3.0%
Roche Holding AG, Genusschein Shares	2.7%
BNP Paribas SA	2.6%
Iberdrola SA	2.5%
Anglo American PLC	2.4%
GSK PLC	2.3%
Royal Bank of Canada	2.3%
ORIX Corp.	2.2%

Equity Sector Allocation

Table Summary
Financials	22.2%
Information Technology	17.4%
Industrials	11.9%
Health Care	9.8%
Materials	8.4%
Communication Services	7.1%
Consumer Staples	6.0%
Consumer Discretionary	5.9%
Energy	5.6%
Utilities	4.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia International Dividend Income Fund | Institutional 3 Class | SSR154_17_(04/26) |

Columbia International Dividend Income Fund

Institutional Class | CSVFX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia International Dividend Income Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$52	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$698,810,850
Total number of portfolio holdings	60
Portfolio turnover for the reporting period	3%

Columbia International Dividend Income Fund | Institutional Class | SSR154_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	15.0%
United States	12.3%
United Kingdom	9.0%
Germany	8.7%
France	8.3%
Canada	8.2%
Switzerland	7.0%
South Korea	6.1%
Taiwan	5.0%
Spain	3.8%
Other	16.1%

Top Holdings

Table Summary
Samsung Electronics Co., Ltd.	6.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.0%
Tokyo Electron Ltd.	3.0%
Roche Holding AG, Genusschein Shares	2.7%
BNP Paribas SA	2.6%
Iberdrola SA	2.5%
Anglo American PLC	2.4%
GSK PLC	2.3%
Royal Bank of Canada	2.3%
ORIX Corp.	2.2%

Equity Sector Allocation

Table Summary
Financials	22.2%
Information Technology	17.4%
Industrials	11.9%
Health Care	9.8%
Materials	8.4%
Communication Services	7.1%
Consumer Staples	6.0%
Consumer Discretionary	5.9%
Energy	5.6%
Utilities	4.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia International Dividend Income Fund | Institutional Class | SSR154_08_(04/26) |

Columbia Select Mid Cap Growth Fund

Class A | CBSAX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$56	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,980,350,091
Total number of portfolio holdings	69
Portfolio turnover for the reporting period	101%

Columbia Select Mid Cap Growth Fund | Class A | SSR194_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	30.4%
Consumer Discretionary	16.6%
Information Technology	13.7%
Health Care	11.5%
Communication Services	9.1%
Consumer Staples	4.4%
Materials	3.4%
Energy	3.2%
Utilities	2.0%
Financials	1.4%

Top Holdings

Table Summary
Vertiv Holdings Co.	4.6%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.9%
Comfort Systems U.S.A., Inc.	2.3%
Cloudflare, Inc.	2.3%
Celsius Holdings, Inc.	2.2%
Tapestry, Inc.	2.2%
Casey's General Stores, Inc.	2.2%
SharkNinja, Inc.	2.1%
Carpenter Technology Corp.	2.1%

Asset Categories

Table Summary
Common Stocks	95.7%
Money Market Funds	4.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Growth Fund | Class A | SSR194_01_(04/26) |

Columbia Select Mid Cap Growth Fund

Class C | CMCCX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$94	1.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,980,350,091
Total number of portfolio holdings	69
Portfolio turnover for the reporting period	101%

Columbia Select Mid Cap Growth Fund | Class C | SSR194_04_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	30.4%
Consumer Discretionary	16.6%
Information Technology	13.7%
Health Care	11.5%
Communication Services	9.1%
Consumer Staples	4.4%
Materials	3.4%
Energy	3.2%
Utilities	2.0%
Financials	1.4%

Top Holdings

Table Summary
Vertiv Holdings Co.	4.6%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.9%
Comfort Systems U.S.A., Inc.	2.3%
Cloudflare, Inc.	2.3%
Celsius Holdings, Inc.	2.2%
Tapestry, Inc.	2.2%
Casey's General Stores, Inc.	2.2%
SharkNinja, Inc.	2.1%
Carpenter Technology Corp.	2.1%

Asset Categories

Table Summary
Common Stocks	95.7%
Money Market Funds	4.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Growth Fund | Class C | SSR194_04_(04/26) |

Columbia Select Mid Cap Growth Fund

Class S | CLSDX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$43	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,980,350,091
Total number of portfolio holdings	69
Portfolio turnover for the reporting period	101%

Columbia Select Mid Cap Growth Fund | Class S | SSR194_16_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	30.4%
Consumer Discretionary	16.6%
Information Technology	13.7%
Health Care	11.5%
Communication Services	9.1%
Consumer Staples	4.4%
Materials	3.4%
Energy	3.2%
Utilities	2.0%
Financials	1.4%

Top Holdings

Table Summary
Vertiv Holdings Co.	4.6%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.9%
Comfort Systems U.S.A., Inc.	2.3%
Cloudflare, Inc.	2.3%
Celsius Holdings, Inc.	2.2%
Tapestry, Inc.	2.2%
Casey's General Stores, Inc.	2.2%
SharkNinja, Inc.	2.1%
Carpenter Technology Corp.	2.1%

Asset Categories

Table Summary
Common Stocks	95.7%
Money Market Funds	4.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Growth Fund | Class S | SSR194_16_(04/26) |

Columbia Select Mid Cap Growth Fund

Institutional 2 Class | CMGVX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$42	0.83%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,980,350,091
Total number of portfolio holdings	69
Portfolio turnover for the reporting period	101%

Columbia Select Mid Cap Growth Fund | Institutional 2 Class | SSR194_15_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	30.4%
Consumer Discretionary	16.6%
Information Technology	13.7%
Health Care	11.5%
Communication Services	9.1%
Consumer Staples	4.4%
Materials	3.4%
Energy	3.2%
Utilities	2.0%
Financials	1.4%

Top Holdings

Table Summary
Vertiv Holdings Co.	4.6%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.9%
Comfort Systems U.S.A., Inc.	2.3%
Cloudflare, Inc.	2.3%
Celsius Holdings, Inc.	2.2%
Tapestry, Inc.	2.2%
Casey's General Stores, Inc.	2.2%
SharkNinja, Inc.	2.1%
Carpenter Technology Corp.	2.1%

Asset Categories

Table Summary
Common Stocks	95.7%
Money Market Funds	4.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Growth Fund | Institutional 2 Class | SSR194_15_(04/26) |

Columbia Select Mid Cap Growth Fund

Institutional 3 Class | CMGYX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$39	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,980,350,091
Total number of portfolio holdings	69
Portfolio turnover for the reporting period	101%

Columbia Select Mid Cap Growth Fund | Institutional 3 Class | SSR194_17_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	30.4%
Consumer Discretionary	16.6%
Information Technology	13.7%
Health Care	11.5%
Communication Services	9.1%
Consumer Staples	4.4%
Materials	3.4%
Energy	3.2%
Utilities	2.0%
Financials	1.4%

Top Holdings

Table Summary
Vertiv Holdings Co.	4.6%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.9%
Comfort Systems U.S.A., Inc.	2.3%
Cloudflare, Inc.	2.3%
Celsius Holdings, Inc.	2.2%
Tapestry, Inc.	2.2%
Casey's General Stores, Inc.	2.2%
SharkNinja, Inc.	2.1%
Carpenter Technology Corp.	2.1%

Asset Categories

Table Summary
Common Stocks	95.7%
Money Market Funds	4.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Growth Fund | Institutional 3 Class | SSR194_17_(04/26) |

Columbia Select Mid Cap Growth Fund

Institutional Class | CLSPX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Select Mid Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$43	0.86%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,980,350,091
Total number of portfolio holdings	69
Portfolio turnover for the reporting period	101%

Columbia Select Mid Cap Growth Fund | Institutional Class | SSR194_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	30.4%
Consumer Discretionary	16.6%
Information Technology	13.7%
Health Care	11.5%
Communication Services	9.1%
Consumer Staples	4.4%
Materials	3.4%
Energy	3.2%
Utilities	2.0%
Financials	1.4%

Top Holdings

Table Summary
Vertiv Holdings Co.	4.6%
Howmet Aerospace, Inc.	3.4%
Take-Two Interactive Software, Inc.	2.9%
Comfort Systems U.S.A., Inc.	2.3%
Cloudflare, Inc.	2.3%
Celsius Holdings, Inc.	2.2%
Tapestry, Inc.	2.2%
Casey's General Stores, Inc.	2.2%
SharkNinja, Inc.	2.1%
Carpenter Technology Corp.	2.1%

Asset Categories

Table Summary
Common Stocks	95.7%
Money Market Funds	4.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Mid Cap Growth Fund | Institutional Class | SSR194_08_(04/26) |

Columbia Small Cap Growth Fund

Class A | CGOAX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$63	1.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,195,850,010
Total number of portfolio holdings	107
Portfolio turnover for the reporting period	78%

Columbia Small Cap Growth Fund | Class A | SSR226_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	29.4%
Health Care	19.3%
Information Technology	17.8%
Consumer Discretionary	10.5%
Consumer Staples	6.2%
Financials	4.8%
Energy	4.7%
Communication Services	3.7%
Materials	1.7%
Utilities	0.5%

Top Holdings

Table Summary
Celsius Holdings, Inc.	2.6%
RBC Bearings, Inc.	2.4%
Lumentum Holdings, Inc.	2.3%
Carpenter Technology Corp.	2.2%
InterDigital, Inc.	2.2%
ICU Medical, Inc.	2.2%
WESCO International, Inc.	2.2%
Bloom Energy Corp., Class A	2.1%
SiteOne Landscape Supply, Inc.	2.1%
Mercury Systems, Inc.	2.1%

Asset Categories

Table Summary
Common Stocks	98.6%
Money Market Funds	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Growth Fund | Class A | SSR226_01_(04/26) |

Columbia Small Cap Growth Fund

Class C | CGOCX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$102	1.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,195,850,010
Total number of portfolio holdings	107
Portfolio turnover for the reporting period	78%

Columbia Small Cap Growth Fund | Class C | SSR226_04_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	29.4%
Health Care	19.3%
Information Technology	17.8%
Consumer Discretionary	10.5%
Consumer Staples	6.2%
Financials	4.8%
Energy	4.7%
Communication Services	3.7%
Materials	1.7%
Utilities	0.5%

Top Holdings

Table Summary
Celsius Holdings, Inc.	2.6%
RBC Bearings, Inc.	2.4%
Lumentum Holdings, Inc.	2.3%
Carpenter Technology Corp.	2.2%
InterDigital, Inc.	2.2%
ICU Medical, Inc.	2.2%
WESCO International, Inc.	2.2%
Bloom Energy Corp., Class A	2.1%
SiteOne Landscape Supply, Inc.	2.1%
Mercury Systems, Inc.	2.1%

Asset Categories

Table Summary
Common Stocks	98.6%
Money Market Funds	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Growth Fund | Class C | SSR226_04_(04/26) |

Columbia Small Cap Growth Fund

Class R | CCRIX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$76	1.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,195,850,010
Total number of portfolio holdings	107
Portfolio turnover for the reporting period	78%

Columbia Small Cap Growth Fund | Class R | SSR226_12_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	29.4%
Health Care	19.3%
Information Technology	17.8%
Consumer Discretionary	10.5%
Consumer Staples	6.2%
Financials	4.8%
Energy	4.7%
Communication Services	3.7%
Materials	1.7%
Utilities	0.5%

Top Holdings

Table Summary
Celsius Holdings, Inc.	2.6%
RBC Bearings, Inc.	2.4%
Lumentum Holdings, Inc.	2.3%
Carpenter Technology Corp.	2.2%
InterDigital, Inc.	2.2%
ICU Medical, Inc.	2.2%
WESCO International, Inc.	2.2%
Bloom Energy Corp., Class A	2.1%
SiteOne Landscape Supply, Inc.	2.1%
Mercury Systems, Inc.	2.1%

Asset Categories

Table Summary
Common Stocks	98.6%
Money Market Funds	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Growth Fund | Class R | SSR226_12_(04/26) |

Columbia Small Cap Growth Fund

Class S | CMSHX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$50	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,195,850,010
Total number of portfolio holdings	107
Portfolio turnover for the reporting period	78%

Columbia Small Cap Growth Fund | Class S | SSR226_16_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	29.4%
Health Care	19.3%
Information Technology	17.8%
Consumer Discretionary	10.5%
Consumer Staples	6.2%
Financials	4.8%
Energy	4.7%
Communication Services	3.7%
Materials	1.7%
Utilities	0.5%

Top Holdings

Table Summary
Celsius Holdings, Inc.	2.6%
RBC Bearings, Inc.	2.4%
Lumentum Holdings, Inc.	2.3%
Carpenter Technology Corp.	2.2%
InterDigital, Inc.	2.2%
ICU Medical, Inc.	2.2%
WESCO International, Inc.	2.2%
Bloom Energy Corp., Class A	2.1%
SiteOne Landscape Supply, Inc.	2.1%
Mercury Systems, Inc.	2.1%

Asset Categories

Table Summary
Common Stocks	98.6%
Money Market Funds	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Growth Fund | Class S | SSR226_16_(04/26) |

Columbia Small Cap Growth Fund

Institutional 2 Class | CSCRX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$46	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,195,850,010
Total number of portfolio holdings	107
Portfolio turnover for the reporting period	78%

Columbia Small Cap Growth Fund | Institutional 2 Class | SSR226_15_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	29.4%
Health Care	19.3%
Information Technology	17.8%
Consumer Discretionary	10.5%
Consumer Staples	6.2%
Financials	4.8%
Energy	4.7%
Communication Services	3.7%
Materials	1.7%
Utilities	0.5%

Top Holdings

Table Summary
Celsius Holdings, Inc.	2.6%
RBC Bearings, Inc.	2.4%
Lumentum Holdings, Inc.	2.3%
Carpenter Technology Corp.	2.2%
InterDigital, Inc.	2.2%
ICU Medical, Inc.	2.2%
WESCO International, Inc.	2.2%
Bloom Energy Corp., Class A	2.1%
SiteOne Landscape Supply, Inc.	2.1%
Mercury Systems, Inc.	2.1%

Asset Categories

Table Summary
Common Stocks	98.6%
Money Market Funds	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Growth Fund | Institutional 2 Class | SSR226_15_(04/26) |

Columbia Small Cap Growth Fund

Institutional 3 Class | CSGYX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$43	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,195,850,010
Total number of portfolio holdings	107
Portfolio turnover for the reporting period	78%

Columbia Small Cap Growth Fund | Institutional 3 Class | SSR226_17_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	29.4%
Health Care	19.3%
Information Technology	17.8%
Consumer Discretionary	10.5%
Consumer Staples	6.2%
Financials	4.8%
Energy	4.7%
Communication Services	3.7%
Materials	1.7%
Utilities	0.5%

Top Holdings

Table Summary
Celsius Holdings, Inc.	2.6%
RBC Bearings, Inc.	2.4%
Lumentum Holdings, Inc.	2.3%
Carpenter Technology Corp.	2.2%
InterDigital, Inc.	2.2%
ICU Medical, Inc.	2.2%
WESCO International, Inc.	2.2%
Bloom Energy Corp., Class A	2.1%
SiteOne Landscape Supply, Inc.	2.1%
Mercury Systems, Inc.	2.1%

Asset Categories

Table Summary
Common Stocks	98.6%
Money Market Funds	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Growth Fund | Institutional 3 Class | SSR226_17_(04/26) |

Columbia Small Cap Growth Fund

Institutional Class | CMSCX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Small Cap Growth Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$50	0.94%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,195,850,010
Total number of portfolio holdings	107
Portfolio turnover for the reporting period	78%

Columbia Small Cap Growth Fund | Institutional Class | SSR226_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	29.4%
Health Care	19.3%
Information Technology	17.8%
Consumer Discretionary	10.5%
Consumer Staples	6.2%
Financials	4.8%
Energy	4.7%
Communication Services	3.7%
Materials	1.7%
Utilities	0.5%

Top Holdings

Table Summary
Celsius Holdings, Inc.	2.6%
RBC Bearings, Inc.	2.4%
Lumentum Holdings, Inc.	2.3%
Carpenter Technology Corp.	2.2%
InterDigital, Inc.	2.2%
ICU Medical, Inc.	2.2%
WESCO International, Inc.	2.2%
Bloom Energy Corp., Class A	2.1%
SiteOne Landscape Supply, Inc.	2.1%
Mercury Systems, Inc.	2.1%

Asset Categories

Table Summary
Common Stocks	98.6%
Money Market Funds	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Small Cap Growth Fund | Institutional Class | SSR226_08_(04/26) |

Columbia Strategic Income Fund

Class A | COSIX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$47	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$6,052,085,197
Total number of portfolio holdings	1,325
Portfolio turnover for the reporting period	124%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	28%

Columbia Strategic Income Fund | Class A | SSR232_01_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Credit Risk	2.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	54.5%
Short
Credit Risk	0.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	64.2%

Asset Categories

Table Summary
Corporate Bonds & Notes	37.2%
Residential Mortgage-Backed Securities - Agency	30.9%
Foreign Government Obligations	11.6%
Senior Loans	10.5%
Asset-Backed Securities - Non-Agency	8.0%
Residential Mortgage-Backed Securities - Non-Agency	6.6%
Money Market Funds	6.1%
Other	2.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Income Fund | Class A | SSR232_01_(04/26) |

Columbia Strategic Income Fund

Class C | CLSCX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$84	1.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$6,052,085,197
Total number of portfolio holdings	1,325
Portfolio turnover for the reporting period	124%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	28%

Columbia Strategic Income Fund | Class C | SSR232_04_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Credit Risk	2.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	54.5%
Short
Credit Risk	0.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	64.2%

Asset Categories

Table Summary
Corporate Bonds & Notes	37.2%
Residential Mortgage-Backed Securities - Agency	30.9%
Foreign Government Obligations	11.6%
Senior Loans	10.5%
Asset-Backed Securities - Non-Agency	8.0%
Residential Mortgage-Backed Securities - Non-Agency	6.6%
Money Market Funds	6.1%
Other	2.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Income Fund | Class C | SSR232_04_(04/26) |

Columbia Strategic Income Fund

Class R | CSNRX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$59	1.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$6,052,085,197
Total number of portfolio holdings	1,325
Portfolio turnover for the reporting period	124%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	28%

Columbia Strategic Income Fund | Class R | SSR232_12_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Credit Risk	2.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	54.5%
Short
Credit Risk	0.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	64.2%

Asset Categories

Table Summary
Corporate Bonds & Notes	37.2%
Residential Mortgage-Backed Securities - Agency	30.9%
Foreign Government Obligations	11.6%
Senior Loans	10.5%
Asset-Backed Securities - Non-Agency	8.0%
Residential Mortgage-Backed Securities - Non-Agency	6.6%
Money Market Funds	6.1%
Other	2.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Income Fund | Class R | SSR232_12_(04/26) |

Columbia Strategic Income Fund

Class S | LSIDX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$6,052,085,197
Total number of portfolio holdings	1,325
Portfolio turnover for the reporting period	124%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	28%

Columbia Strategic Income Fund | Class S | SSR232_16_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Credit Risk	2.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	54.5%
Short
Credit Risk	0.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	64.2%

Asset Categories

Table Summary
Corporate Bonds & Notes	37.2%
Residential Mortgage-Backed Securities - Agency	30.9%
Foreign Government Obligations	11.6%
Senior Loans	10.5%
Asset-Backed Securities - Non-Agency	8.0%
Residential Mortgage-Backed Securities - Non-Agency	6.6%
Money Market Funds	6.1%
Other	2.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Income Fund | Class S | SSR232_16_(04/26) |

Columbia Strategic Income Fund

Institutional 2 Class | CTIVX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$6,052,085,197
Total number of portfolio holdings	1,325
Portfolio turnover for the reporting period	124%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	28%

Columbia Strategic Income Fund | Institutional 2 Class | SSR232_15_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Credit Risk	2.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	54.5%
Short
Credit Risk	0.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	64.2%

Asset Categories

Table Summary
Corporate Bonds & Notes	37.2%
Residential Mortgage-Backed Securities - Agency	30.9%
Foreign Government Obligations	11.6%
Senior Loans	10.5%
Asset-Backed Securities - Non-Agency	8.0%
Residential Mortgage-Backed Securities - Non-Agency	6.6%
Money Market Funds	6.1%
Other	2.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Income Fund | Institutional 2 Class | SSR232_15_(04/26) |

Columbia Strategic Income Fund

Institutional 3 Class | CPHUX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$30	0.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$6,052,085,197
Total number of portfolio holdings	1,325
Portfolio turnover for the reporting period	124%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	28%

Columbia Strategic Income Fund | Institutional 3 Class | SSR232_17_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Credit Risk	2.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	54.5%
Short
Credit Risk	0.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	64.2%

Asset Categories

Table Summary
Corporate Bonds & Notes	37.2%
Residential Mortgage-Backed Securities - Agency	30.9%
Foreign Government Obligations	11.6%
Senior Loans	10.5%
Asset-Backed Securities - Non-Agency	8.0%
Residential Mortgage-Backed Securities - Non-Agency	6.6%
Money Market Funds	6.1%
Other	2.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Income Fund | Institutional 3 Class | SSR232_17_(04/26) |

Columbia Strategic Income Fund

Institutional Class | LSIZX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Columbia Strategic Income Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$6,052,085,197
Total number of portfolio holdings	1,325
Portfolio turnover for the reporting period	124%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	28%

Columbia Strategic Income Fund | Institutional Class | SSR232_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Credit Risk	2.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	54.5%
Short
Credit Risk	0.7%
Foreign Exchange Risk	1.6%
Interest Rate Risk	64.2%

Asset Categories

Table Summary
Corporate Bonds & Notes	37.2%
Residential Mortgage-Backed Securities - Agency	30.9%
Foreign Government Obligations	11.6%
Senior Loans	10.5%
Asset-Backed Securities - Non-Agency	8.0%
Residential Mortgage-Backed Securities - Non-Agency	6.6%
Money Market Funds	6.1%
Other	2.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Strategic Income Fund | Institutional Class | SSR232_08_(04/26) |

Multi-Manager Alternative Strategies Fund

Institutional Class | CZAMX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Multi-Manager Alternative Strategies Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$65	1.26%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$621,302,045
Total number of portfolio holdings	1,598
Portfolio turnover for the reporting period	74%

Multi-Manager Alternative Strategies Fund | Institutional Class | SSR100_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Commodity-Related Investment Risk	7.9%
Equity Risk	13.2%
Foreign Exchange Risk	44.4%
Interest Rate Risk	38.1%
Short
Commodity-Related Investment Risk	2.8%
Equity Risk	0.1%
Foreign Exchange Risk	24.1%
Interest Rate Risk	46.6%

Asset Categories

Table Summary
Money Market Funds	40.7%
Corporate Bonds & Notes	18.9%
Residential Mortgage-Backed Securities - Non-Agency	10.4%
Residential Mortgage-Backed Securities - Agency	9.5%
Foreign Government Obligations	6.3%
Commercial Mortgage-Backed Securities - Non-Agency	4.7%
Asset-Backed Securities - Non-Agency	3.9%
Senior Loans	2.5%
Other	3.5%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 1-800-345-6611 or by sending an

e-mail to serviceinquiries@columbiathreadneedle.com.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Multi-Manager Alternative Strategies Fund | Institutional Class | SSR100_08_(04/26) |

Multi-Manager International Equity Strategies Fund

Institutional Class | CMIEX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Multi-Manager International Equity Strategies Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$49	0.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,189,364,985
Total number of portfolio holdings	621
Portfolio turnover for the reporting period	21%

Multi-Manager International Equity Strategies Fund | Institutional Class | SSR302_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	18.3%
United Kingdom	16.3%
France	11.7%
Germany	7.7%
Netherlands	5.8%
United States	4.4%
Italy	4.0%
China	3.9%
Hong Kong	3.3%
Switzerland	3.3%
Other	20.4%

Top Holdings

Table Summary
ASML Holding NV	2.3%
Kering SA	1.9%
Roche Holding AG, Genusschein Shares	1.7%
Renesas Electronics Corp.	1.7%
BNP Paribas SA	1.5%
AstraZeneca PLC	1.5%
Alstom SA	1.5%
SAP SE	1.4%
Infineon Technologies AG	1.4%
Barclays Bank PLC	1.3%

Equity Sector Allocation

Table Summary
Financials	20.3%
Industrials	17.8%
Information Technology	17.3%
Health Care	10.8%
Consumer Discretionary	8.9%
Materials	6.6%
Consumer Staples	5.8%
Communication Services	5.5%
Energy	2.2%
Utilities	2.2%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Multi-Manager International Equity Strategies Fund | Institutional Class | SSR302_08_(04/26) |

Multi-Manager Small Cap Equity Strategies Fund

Institutional Class | CZMSX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Multi-Manager Small Cap Equity Strategies Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$50	0.98%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$1,226,641,367
Total number of portfolio holdings	793
Portfolio turnover for the reporting period	29%

Multi-Manager Small Cap Equity Strategies Fund | Institutional Class | SSR102_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Industrials	25.1%
Financials	17.1%
Health Care	14.3%
Information Technology	12.6%
Consumer Discretionary	10.7%
Energy	5.2%
Materials	3.7%
Real Estate	3.4%
Consumer Staples	3.0%
Communication Services	1.9%
Other	1.6%

Top Holdings

Table Summary
Casella Waste Systems, Inc., Class A	1.2%
SPX Technologies, Inc.	1.0%
RBC Bearings, Inc.	0.9%
LeMaitre Vascular, Inc.	0.8%
Merit Medical Systems, Inc.	0.8%
FirstService Corp.	0.8%
Balchem Corp.	0.8%
ESCO Technologies, Inc.	0.8%
Novanta, Inc.	0.7%
Construction Partners, Inc., Class A	0.7%

Asset Categories

Table Summary
Common Stocks	98.6%
Money Market Funds	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Multi-Manager Small Cap Equity Strategies Fund | Institutional Class | SSR102_08_(04/26) |

Multi-Manager Total Return Bond Strategies Fund

Institutional Class | CTRZX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Multi-Manager Total Return Bond Strategies Fund (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$24	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$13,201,821,062
Total number of portfolio holdings	3,932
Portfolio turnover for the reporting period	115%

Multi-Manager Total Return Bond Strategies Fund | Institutional Class | SSR101_08_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Credit Risk	2.3%
Foreign Exchange Risk	0.2%
Interest Rate Risk	23.4%
Short
Foreign Exchange Risk	0.7%
Interest Rate Risk	11.7%

Asset Categories

Table Summary
Corporate Bonds & Notes	27.0%
Residential Mortgage-Backed Securities - Agency	25.2%
U.S. Treasury Obligations	15.3%
Money Market Funds	14.7%
Asset-Backed Securities - Non-Agency	12.4%
Commercial Mortgage-Backed Securities - Non-Agency	6.7%
Residential Mortgage-Backed Securities - Non-Agency	5.6%
Foreign Government Obligations	1.7%
Other	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Multi-Manager Total Return Bond Strategies Fund | Institutional Class | SSR101_08_(04/26) |

Multisector Bond SMA Completion Portfolio

MBSAX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Multisector Bond SMA Completion Portfolio (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Multisector Bond SMA Completion Portfolio	$0	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$101,782,728
Total number of portfolio holdings	252
Portfolio turnover for the reporting period	279%

Multisector Bond SMA Completion Portfolio | SSR308_00_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Derivative Exposure

Table Summary
Long
Credit Risk	63.5%
Foreign Exchange Risk	2.5%
Interest Rate Risk	37.8%
Short
Foreign Exchange Risk	3.1%
Interest Rate Risk	11.7%

Asset Categories

Table Summary
Residential Mortgage-Backed Securities - Agency	52.4%
Senior Loans	23.7%
Money Market Funds	21.8%
Foreign Government Obligations	19.2%
Asset-Backed Securities - Non-Agency	15.2%
Residential Mortgage-Backed Securities - Non-Agency	8.4%
U.S. Treasury Obligations	2.3%
Other	0.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Multisector Bond SMA Completion Portfolio | SSR308_00_(04/26) |

Overseas SMA Completion Portfolio

OSCBX

Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Overseas SMA Completion Portfolio (the Fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Overseas SMA Completion Portfolio	$0	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$18,240,063
Total number of portfolio holdings	45
Portfolio turnover for the reporting period	17%

Overseas SMA Completion Portfolio | SSR307_00_(04/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	37.2%
Italy	7.8%
United Kingdom	6.5%
United States	5.8%
Australia	5.0%
Greece	4.6%
United Arab Emirates	4.4%
Germany	2.8%
Hong Kong	2.7%
Norway	2.6%
Other	19.6%

Top Holdings

Table Summary
Northern Star Resources Ltd.	5.0%
BPER Banca SPA	4.6%
Piraeus Bank SA	4.6%
Emaar Properties PJSC	4.3%
Mebuki Financial Group, Inc.	4.1%
Tokyo Tatemono Co., Ltd.	3.4%
Sankyo Co., Ltd.	2.8%
Shimamura Co., Ltd.	2.7%
Toyota Tsusho Corp.	2.7%
TP Icap Group PLC	2.7%

Equity Sector Allocation

Table Summary
Financials	28.4%
Industrials	13.9%
Consumer Discretionary	10.3%
Information Technology	8.1%
Real Estate	7.7%
Materials	6.6%
Consumer Staples	6.5%
Energy	3.0%
Utilities	2.9%
Communication Services	2.9%
Other	2.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Overseas SMA Completion Portfolio | SSR307_00_(04/26) |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Select Mid Cap Growth Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Select Mid Cap Growth Fund | 2026

Portfolio of Investments
February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 95.7%
Issuer	Shares	Value ($)
Communication Services 9.1%
Entertainment 8.4%
Live Nation Entertainment, Inc.(a)	105,056	17,033,780
Roblox Corp., Class A(a)	282,236	19,378,324
Roku, Inc.(a)	295,940	29,123,455
Spotify Technology SA(a)	38,879	20,020,352
Take-Two Interactive Software, Inc.(a)	272,355	57,597,635
TKO Group Holdings, Inc.	104,756	23,451,726
Total		166,605,272
Interactive Media & Services 0.7%
Reddit, Inc., Class A(a)	93,501	13,633,381
Total Communication Services		180,238,653
Consumer Discretionary 16.6%
Hotels, Restaurants & Leisure 9.6%
Cava Group, Inc.(a)	392,153	32,340,858
DoorDash, Inc., Class A(a)	106,041	18,713,055
DraftKings, Inc., Class A(a)	1,049,725	25,025,444
Hilton Worldwide Holdings, Inc.	83,700	26,095,986
Royal Caribbean Cruises Ltd.	118,940	36,985,583
Viking Holdings Ltd.(a)	388,268	30,292,669
Wynn Resorts Ltd.	191,948	20,766,854
Total		190,220,449
Household Durables 2.1%
SharkNinja, Inc.(a)	340,391	41,823,842
Specialty Retail 2.7%
Gap, Inc. (The)	1,131,655	31,731,606
Ross Stores, Inc.	102,553	21,088,999
Total		52,820,605
Textiles, Apparel & Luxury Goods 2.2%
Tapestry, Inc.	283,434	44,065,484
Total Consumer Discretionary		328,930,380
Consumer Staples 4.4%
Beverages 2.2%
Celsius Holdings, Inc.(a)	826,542	44,310,917
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 2.2%
Casey’s General Stores, Inc.	62,767	43,032,427
Total Consumer Staples		87,343,344
Energy 3.2%
Energy Equipment & Services 1.3%
TechnipFMC PLC	380,020	25,199,126
Oil, Gas & Consumable Fuels 1.9%
Targa Resources Corp.	159,390	37,584,162
Total Energy		62,783,288
Financials 1.4%
Capital Markets 0.6%
LPL Financial Holdings, Inc.	40,136	12,056,052
Financial Services 0.8%
Rocket Companies, Inc.	876,238	15,938,769
Total Financials		27,994,821
Health Care 11.5%
Biotechnology 4.3%
Argenx SE, ADR(a)	41,097	31,518,111
Ascendis Pharma A/S ADR(a)	67,812	15,834,102
Insmed, Inc.(a)	133,647	19,957,506
Natera, Inc.(a)	81,140	16,880,366
Total		84,190,085
Health Care Equipment & Supplies 3.2%
DexCom, Inc.(a)	443,126	32,538,742
IDEXX Laboratories, Inc.(a)	47,181	30,985,178
Total		63,523,920
Health Care Providers & Services 2.7%
Cardinal Health, Inc.	168,915	38,720,386
Guardant Health, Inc.(a)	154,519	14,509,334
Total		53,229,720
Life Sciences Tools & Services 1.3%
Charles River Laboratories International, Inc.(a)	143,430	25,600,821
Total Health Care		226,544,546
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Growth Fund  | 2026
3

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 30.4%
Aerospace & Defense 13.5%
Axon Enterprise, Inc.(a)	47,554	25,793,290
BWX Technologies, Inc.	85,156	17,540,433
Carpenter Technology Corp.	102,437	40,777,097
FTAI Aviation Ltd.	68,413	20,920,695
Howmet Aerospace, Inc.	252,707	66,343,169
Karman Holdings, Inc.(a)	230,104	20,274,463
Kratos Defense & Security Solutions, Inc.(a)	98,708	8,506,655
L3Harris Technologies, Inc.	85,234	31,071,202
Rocket Lab Corp.(a)	286,085	19,768,474
Woodward, Inc.	42,029	16,255,136
Total		267,250,614
Construction & Engineering 3.3%
Comfort Systems U.S.A., Inc.	32,227	46,064,307
Quanta Services, Inc.	33,999	19,144,157
Total		65,208,464
Electrical Equipment 5.6%
Bloom Energy Corp., Class A(a)	122,362	19,048,093
Vertiv Holdings Co.	358,277	91,321,224
Total		110,369,317
Ground Transportation 1.3%
XPO, Inc.(a)	124,129	26,125,431
Machinery 3.3%
Ingersoll Rand, Inc.	269,249	25,347,101
RBC Bearings, Inc.(a)	67,941	39,128,580
Total		64,475,681
Trading Companies & Distributors 3.4%
Ferguson Enterprises, Inc.	80,160	20,902,522
SiteOne Landscape Supply, Inc.(a)	170,968	24,429,617
United Rentals, Inc.	26,656	22,391,040
Total		67,723,179
Total Industrials		601,152,686
Information Technology 13.7%
Communications Equipment 1.8%
Lumentum Holdings, Inc.(a)	51,745	36,268,588
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 3.2%
Cloudflare, Inc.(a)	262,163	45,141,847
MongoDB, Inc.(a)	56,491	18,555,599
Total		63,697,446
Semiconductors & Semiconductor Equipment 4.3%
Kioxia Holdings Corp.(a)	256,400	34,651,029
Microchip Technology, Inc.	193,345	14,431,271
Monolithic Power Systems, Inc.	31,437	35,924,317
Total		85,006,617
Software 3.4%
Datadog, Inc., Class A(a)	219,581	24,584,288
Guidewire Software, Inc.(a)	82,087	11,928,883
Hut 8 Corp.(a)	568,656	30,269,559
Total		66,782,730
Technology Hardware, Storage & Peripherals 1.0%
Sandisk Corp.(a)	31,346	19,915,995
Total Information Technology		271,671,376
Materials 3.4%
Chemicals 0.8%
RPM International, Inc.	148,046	16,895,010
Construction Materials 0.7%
Vulcan Materials Co.	42,508	13,177,480
Containers & Packaging 0.6%
Smurfit WestRock PLC	251,134	11,805,809
Metals & Mining 1.3%
Freeport-McMoRan, Inc.	383,738	26,124,883
Total Materials		68,003,182
Utilities 2.0%
Independent Power and Renewable Electricity Producers 2.0%
Vistra Corp.	226,311	39,353,220
Total Utilities		39,353,220
Total Common Stocks (Cost $1,478,432,104)		1,894,015,496

The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Select Mid Cap Growth Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(b),(c)	81,940,995	81,924,607
Total Money Market Funds (Cost $81,916,239)		81,924,607
Total Investments in Securities (Cost: $1,560,348,343)		1,975,940,103
Other Assets & Liabilities, Net		4,409,988
Net Assets		1,980,350,091
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	1,792,448	812,614,672	(732,490,726)	8,213	81,924,607	12,949	788,715	81,940,995
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Growth Fund  | 2026
5

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	180,238,653	—	—	180,238,653
Consumer Discretionary	328,930,380	—	—	328,930,380
Consumer Staples	87,343,344	—	—	87,343,344
Energy	62,783,288	—	—	62,783,288
Financials	27,994,821	—	—	27,994,821
Health Care	226,544,546	—	—	226,544,546
Industrials	601,152,686	—	—	601,152,686
Information Technology	237,020,347	34,651,029	—	271,671,376
Materials	68,003,182	—	—	68,003,182
Utilities	39,353,220	—	—	39,353,220
Total Common Stocks	1,859,364,467	34,651,029	—	1,894,015,496
Money Market Funds	81,924,607	—	—	81,924,607
Total Investments in Securities	1,941,289,074	34,651,029	—	1,975,940,103
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Select Mid Cap Growth Fund  | 2026

Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,478,432,104)	$1,894,015,496
Affiliated issuers (cost $81,916,239)	81,924,607
Receivable for:
Investments sold	8,658,580
Capital shares sold	533,401
Dividends	421,242
Interest	394,896
Foreign tax reclaims	28,397
Prepaid expenses	5,864
Deferred compensation of board members	353,072
Other assets	25,009
Total assets	1,986,360,564
Liabilities
Payable for:
Investments purchased	4,753,631
Capital shares redeemed	607,760
Management services fees	40,734
Distribution and/or service fees	6,004
Transfer agent fees	116,194
Compensation of chief compliance officer	149
Compensation of board members	2,594
Other expenses	28,825
Deferred compensation of board members	454,582
Total liabilities	6,010,473
Net assets applicable to outstanding capital stock	$1,980,350,091
Represented by
Paid in capital	1,522,959,671
Total distributable earnings (loss)	457,390,420
Total - representing net assets applicable to outstanding capital stock	$1,980,350,091
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Growth Fund  | 2026
7

Statement of Assets and Liabilities (continued)
February 28, 2026 (Unaudited)
Class A
Net assets	$843,825,715
Shares outstanding	34,113,600
Net asset value per share	$24.74
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$26.25
Class C
Net assets	$6,022,837
Shares outstanding	441,632
Net asset value per share	$13.64
Institutional Class
Net assets	$788,361,013
Shares outstanding	26,686,935
Net asset value per share	$29.54
Institutional 2 Class
Net assets	$32,377,695
Shares outstanding	1,072,035
Net asset value per share	$30.20
Institutional 3 Class
Net assets	$122,300,406
Shares outstanding	4,033,075
Net asset value per share	$30.32
Class S
Net assets	$187,462,425
Shares outstanding	6,344,877
Net asset value per share	$29.55
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Select Mid Cap Growth Fund  | 2026

Statement of Operations
Six Months Ended February 28, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$2,261,444
Dividends — affiliated issuers	788,715
Interfund lending	209
Total income	3,050,368
Expenses:
Management services fees	6,974,170
Distribution and/or service fees
Class A	1,075,552
Class C	31,298
Transfer agent fees
Class A	396,976
Class C	2,889
Institutional Class	308,571
Institutional 2 Class	8,276
Institutional 3 Class	1,991
Class S	86,216
Custodian fees	8,508
Printing and postage fees	34,279
Registration fees	71,407
Accounting services fees	16,079
Legal fees	22,670
Compensation of chief compliance officer	149
Compensation of board members	15,039
Deferred compensation of board members	10,822
Other	19,881
Total expenses	9,084,773
Expense reduction	(1,591)
Total net expenses	9,083,182
Net investment loss	(6,032,814)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	138,694,366
Investments — affiliated issuers	12,949
Foreign currency translations	(93,051)
Increase from payment by affiliate (Note 6)	394,896
Net realized gain	139,009,160
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(68,344,692)
Investments — affiliated issuers	8,213
Net change in unrealized appreciation (depreciation)	(68,336,479)
Net realized and unrealized gain	70,672,681
Net increase in net assets resulting from operations	$64,639,867
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Growth Fund  | 2026
9

Statement of Changes in Net Assets

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations
Net investment loss	$(6,032,814)	$(10,546,314)
Net realized gain	139,009,160	187,340,324
Net change in unrealized appreciation (depreciation)	(68,336,479)	271,634,984
Net increase in net assets resulting from operations	64,639,867	448,428,994
Distributions to shareholders
Net investment income and net realized gains
Class A	(103,749,154)	(105,997,158)
Class C	(1,182,091)	(1,052,151)
Institutional Class	(70,428,361)	(66,594,421)
Institutional 2 Class	(3,295,945)	(2,684,738)
Institutional 3 Class	(10,762,282)	(9,706,710)
Class S	(19,509,780)	(20,260,014)
Total distributions to shareholders	(208,927,613)	(206,295,192)
Increase in net assets from capital stock activity	271,965,740	69,090,188
Total increase in net assets	127,677,994	311,223,990
Net assets at beginning of period	1,852,672,097	1,541,448,107
Net assets at end of period	$1,980,350,091	$1,852,672,097
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Select Mid Cap Growth Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 28, 2026 (Unaudited)		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	561,323	14,366,493	967,352	23,780,363
Distributions reinvested	4,163,862	100,349,077	4,074,680	102,233,713
Shares redeemed	(2,865,621)	(73,484,738)	(4,470,138)	(110,455,675)
Net increase	1,859,564	41,230,832	571,894	15,558,401
Advisor Class
Shares sold	—	—	23,406	711,440
Shares redeemed	—	—	(557,244)	(19,383,180)
Net decrease	—	—	(533,838)	(18,671,740)
Class C
Shares sold	39,118	580,779	100,373	1,503,256
Distributions reinvested	87,907	1,170,047	69,331	1,050,356
Shares redeemed	(95,104)	(1,438,951)	(94,061)	(1,401,997)
Net increase	31,921	311,875	75,643	1,151,615
Institutional Class
Shares sold	5,303,145	158,711,278	2,460,357	74,212,684
Distributions reinvested	2,162,041	62,201,916	1,987,946	58,326,338
Shares redeemed	(1,276,464)	(38,826,144)	(8,558,487)	(244,473,367)
Net increase (decrease)	6,188,722	182,087,050	(4,110,184)	(111,934,345)
Institutional 2 Class
Shares sold	269,482	8,536,399	419,106	12,009,250
Distributions reinvested	111,695	3,284,938	89,285	2,672,311
Shares redeemed	(261,684)	(8,219,671)	(305,651)	(8,516,372)
Net increase	119,493	3,601,666	202,740	6,165,189
Institutional 3 Class
Shares sold	1,149,172	35,243,852	578,902	17,270,057
Distributions reinvested	217,672	6,425,692	174,862	5,251,103
Shares redeemed	(299,041)	(9,330,965)	(554,350)	(15,912,911)
Net increase	1,067,803	32,338,579	199,414	6,608,249
Class S
Shares sold	222,563	6,808,836	6,115,958	175,396,585
Distributions reinvested	678,129	19,509,780	690,290	20,260,014
Shares redeemed	(458,059)	(13,922,878)	(904,004)	(25,443,780)
Net increase	442,633	12,395,738	5,902,244	170,212,819
Total net increase	9,710,136	271,965,740	2,307,913	69,090,188
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Growth Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2026 (Unaudited)	$27.19	(0.10)	0.96	0.01	0.87	(3.32)	(3.32)
Year Ended 8/31/2025	$23.72	(0.19)	7.13	—	6.94	(3.47)	(3.47)
Year Ended 8/31/2024	$20.40	(0.10)	3.42	—	3.32	—	—
Year Ended 8/31/2023	$18.30	(0.11)	2.21	—	2.10	—	—
Year Ended 8/31/2022	$31.98	(0.18)	(7.46)	—	(7.64)	(6.04)	(6.04)
Year Ended 8/31/2021	$27.17	(0.24)	9.61	—	9.37	(4.56)	(4.56)
Class C
Six Months Ended 2/28/2026 (Unaudited)	$16.33	(0.12)	0.54	0.01	0.43	(3.12)	(3.12)
Year Ended 8/31/2025	$15.35	(0.23)	4.51	—	4.28	(3.30)	(3.30)
Year Ended 8/31/2024	$13.30	(0.17)	2.22	—	2.05	—	—
Year Ended 8/31/2023	$12.02	(0.16)	1.44	—	1.28	—	—
Year Ended 8/31/2022	$23.12	(0.24)	(4.97)	—	(5.21)	(5.89)	(5.89)
Year Ended 8/31/2021	$20.72	(0.33)	7.09	—	6.76	(4.36)	(4.36)
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$31.86	(0.08)	1.14	0.01	1.07	(3.39)	(3.39)
Year Ended 8/31/2025	$27.29	(0.15)	8.25	—	8.10	(3.53)	(3.53)
Year Ended 8/31/2024	$23.41	(0.05)	3.93	—	3.88	—	—
Year Ended 8/31/2023	$20.95	(0.07)	2.53	—	2.46	—	—
Year Ended 8/31/2022	$35.68	(0.15)	(8.49)	—	(8.64)	(6.09)	(6.09)
Year Ended 8/31/2021	$29.83	(0.18)	10.65	—	10.47	(4.62)	(4.62)
Institutional 2 Class
Six Months Ended 2/28/2026 (Unaudited)	$32.51	(0.08)	1.16	0.01	1.09	(3.40)	(3.40)
Year Ended 8/31/2025	$27.78	(0.14)	8.42	—	8.28	(3.55)	(3.55)
Year Ended 8/31/2024	$23.82	(0.04)	4.00	—	3.96	—	—
Year Ended 8/31/2023	$21.31	(0.06)	2.57	—	2.51	—	—
Year Ended 8/31/2022	$36.18	(0.13)	(8.64)	—	(8.77)	(6.10)	(6.10)
Year Ended 8/31/2021	$30.19	(0.17)	10.79	—	10.62	(4.63)	(4.63)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Select Mid Cap Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2026 (Unaudited)	$24.74	3.53% (c)	1.11%	1.11% (d)	(0.79% )	101%	$843,826
Year Ended 8/31/2025	$27.19	30.49%	1.13%	1.11% (d)	(0.77% )	200%	$877,060
Year Ended 8/31/2024	$23.72	16.27%	1.15%	1.13% (d)	(0.45% )	174%	$751,548
Year Ended 8/31/2023	$20.40	11.48%	1.16%	1.16% (d)	(0.59% )	152%	$708,522
Year Ended 8/31/2022	$18.30	(28.97% )	1.13%	1.13% (d)	(0.81% )	70%	$718,493
Year Ended 8/31/2021	$31.98	38.29%	1.11% (e)	1.11% (d),(e)	(0.83% )	82%	$1,134,636
Class C
Six Months Ended 2/28/2026 (Unaudited)	$13.64	3.12% (c)	1.86%	1.86% (d)	(1.54% )	101%	$6,023
Year Ended 8/31/2025	$16.33	29.53%	1.88%	1.86% (d)	(1.51% )	200%	$6,690
Year Ended 8/31/2024	$15.35	15.41%	1.90%	1.88% (d)	(1.19% )	174%	$5,128
Year Ended 8/31/2023	$13.30	10.65%	1.91%	1.91% (d)	(1.34% )	152%	$5,494
Year Ended 8/31/2022	$12.02	(29.50% )	1.88%	1.88% (d)	(1.56% )	70%	$6,073
Year Ended 8/31/2021	$23.12	37.28%	1.86% (e)	1.86% (d),(e)	(1.57% )	82%	$9,886
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$29.54	3.64% (c)	0.86%	0.86% (d)	(0.54% )	101%	$788,361
Year Ended 8/31/2025	$31.86	30.80%	0.88%	0.86% (d)	(0.51% )	200%	$653,133
Year Ended 8/31/2024	$27.29	16.57%	0.90%	0.88% (d)	(0.20% )	174%	$671,478
Year Ended 8/31/2023	$23.41	11.74%	0.91%	0.91% (d)	(0.35% )	152%	$630,492
Year Ended 8/31/2022	$20.95	(28.78% )	0.88%	0.88% (d)	(0.56% )	70%	$607,008
Year Ended 8/31/2021	$35.68	38.67%	0.86% (e)	0.86% (d),(e)	(0.58% )	82%	$965,229
Institutional 2 Class
Six Months Ended 2/28/2026 (Unaudited)	$30.20	3.63% (c)	0.83%	0.83%	(0.50% )	101%	$32,378
Year Ended 8/31/2025	$32.51	30.89%	0.84%	0.82%	(0.47% )	200%	$30,963
Year Ended 8/31/2024	$27.78	16.62%	0.84%	0.82%	(0.14% )	174%	$20,828
Year Ended 8/31/2023	$23.82	11.78%	0.86%	0.86%	(0.28% )	152%	$20,097
Year Ended 8/31/2022	$21.31	(28.75% )	0.83%	0.83%	(0.51% )	70%	$34,937
Year Ended 8/31/2021	$36.18	38.73%	0.82% (e)	0.82% (e)	(0.53% )	82%	$49,076
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Growth Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2026 (Unaudited)	$32.63	(0.07)	1.16	0.01	1.10	(3.41)	(3.41)
Year Ended 8/31/2025	$27.87	(0.12)	8.43	—	8.31	(3.55)	(3.55)
Year Ended 8/31/2024	$23.88	(0.02)	4.01	—	3.99	—	—
Year Ended 8/31/2023	$21.35	(0.05)	2.58	—	2.53	—	—
Year Ended 8/31/2022	$36.23	(0.12)	(8.65)	—	(8.77)	(6.11)	(6.11)
Year Ended 8/31/2021	$30.22	(0.16)	10.81	—	10.65	(4.64)	(4.64)
Class S
Six Months Ended 2/28/2026 (Unaudited)	$31.86	(0.08)	1.15	0.01	1.08	(3.39)	(3.39)
Year Ended 8/31/2025(f)	$28.30	(0.14)	7.23	—	7.09	(3.53)	(3.53)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.02%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Select Mid Cap Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2026 (Unaudited)	$30.32	3.66% (c)	0.78%	0.78%	(0.45% )	101%	$122,300
Year Ended 8/31/2025	$32.63	30.94%	0.79%	0.77%	(0.42% )	200%	$96,754
Year Ended 8/31/2024	$27.87	16.71%	0.80%	0.78%	(0.10% )	174%	$77,079
Year Ended 8/31/2023	$23.88	11.85%	0.81%	0.81%	(0.23% )	152%	$74,691
Year Ended 8/31/2022	$21.35	(28.71% )	0.78%	0.78%	(0.46% )	70%	$81,229
Year Ended 8/31/2021	$36.23	38.80%	0.77% (e)	0.77% (e)	(0.48% )	82%	$123,615
Class S
Six Months Ended 2/28/2026 (Unaudited)	$29.55	3.67% (c)	0.86%	0.86% (d)	(0.54% )	101%	$187,462
Year Ended 8/31/2025 (f)	$31.86	26.13%	0.89%	0.87%	(0.53% )	200%	$188,072
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Mid Cap Growth Fund  | 2026
15

Notes to Financial Statements
February 28, 2026 (Unaudited)
Note 1. Organization
Columbia Select Mid Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia Select Mid Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of
Columbia Select Mid Cap Growth Fund  | 2026
17

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
18
Columbia Select Mid Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2026 was 0.75% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Select Mid Cap Growth Fund  | 2026
19

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
For the six months ended February 28, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class S	0.09
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2026, these minimum account balance fees reduced total expenses of the Fund by $1,591.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10% and 0.75% of the average daily net assets attributable to Class A and Class C shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	76,763
Class C	—	1.00 (b)	409

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
20
Columbia Select Mid Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2026 (%)
Class A	1.12
Class C	1.87
Institutional Class	0.87
Institutional 2 Class	0.83
Institutional 3 Class	0.78
Class S	0.87
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,560,348,000	432,743,000	(17,151,000)	415,592,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,850,711,071 and $1,878,108,872, respectively, for the six months ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Select Mid Cap Growth Fund  | 2026
21

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 6. Payments by affiliates
During the six months ended February 28, 2026, the Investment Manager reimbursed the Fund $394,896 for a loss on a trading error.
Note 7. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 8. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	600,000	4.18	3
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2026.
Note 9. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
22
Columbia Select Mid Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
The Fund had no borrowings during the six months ended February 28, 2026.
Note 10. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At February 28, 2026, affiliated shareholders of record owned 26.9% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Columbia Select Mid Cap Growth Fund  | 2026
23

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
24
Columbia Select Mid Cap Growth Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Select Mid Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR194_08_T01_(04/26)

Columbia Contrarian Core Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Contrarian Core Fund | 2026

Portfolio of Investments
February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Communication Services 12.5%
Diversified Telecommunication Services 1.4%
Verizon Communications, Inc.	4,610,017	231,146,253
Entertainment 2.9%
Netflix, Inc.(a)	2,820,837	271,477,353
Take-Two Interactive Software, Inc.(a)	260,256	55,038,939
Walt Disney Co. (The)	1,241,758	131,676,018
Total		458,192,310
Interactive Media & Services 8.2%
Alphabet, Inc., Class A	1,649,044	514,105,957
Alphabet, Inc., Class C	1,355,531	422,153,019
Meta Platforms, Inc., Class A	604,136	391,588,873
Total		1,327,847,849
Total Communication Services		2,017,186,412
Consumer Discretionary 10.0%
Automobiles 1.2%
Tesla, Inc.(a)	468,311	188,499,861
Broadline Retail 6.1%
Amazon.com, Inc.(a)	3,403,498	714,734,580
eBay, Inc.	2,937,429	266,894,799
Total		981,629,379
Hotels, Restaurants & Leisure 1.5%
DoorDash, Inc., Class A(a)	458,502	80,911,848
Starbucks Corp.	1,702,136	166,843,371
Total		247,755,219
Household Durables 0.5%
PulteGroup, Inc.	654,102	89,742,794
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc., Class B	491,921	30,587,648
Tapestry, Inc.	502,984	78,198,922
Total		108,786,570
Total Consumer Discretionary		1,616,413,823
Consumer Staples 2.4%
Beverages 1.1%
PepsiCo, Inc.	1,090,193	185,049,360
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 1.3%
Walmart, Inc.	1,631,117	208,701,420
Total Consumer Staples		393,750,780
Energy 3.8%
Oil, Gas & Consumable Fuels 3.8%
Chevron Corp.	1,377,924	257,341,086
ConocoPhillips Co.	1,858,629	210,880,046
EOG Resources, Inc.	1,249,188	154,999,247
Total		623,220,379
Total Energy		623,220,379
Financials 12.3%
Banks 3.7%
Bank of America Corp.	4,787,599	238,566,058
JPMorgan Chase & Co.	552,816	166,010,645
Wells Fargo & Co.	2,285,834	186,181,179
Total		590,757,882
Capital Markets 4.5%
Blackrock, Inc.	241,609	256,885,937
Charles Schwab Corp. (The)	1,616,709	153,910,697
Intercontinental Exchange, Inc.	497,550	81,662,881
Morgan Stanley	1,013,160	168,701,272
S&P Global, Inc.	164,688	72,772,333
Total		733,933,120
Financial Services 3.2%
Block, Inc., Class A(a)	1,026,681	65,399,580
MasterCard, Inc., Class A	298,033	154,145,648
Visa, Inc., Class A	941,346	301,362,508
Total		520,907,736
Insurance 0.9%
Aon PLC, Class A	452,352	151,750,526
Total Financials		1,997,349,264
Health Care 10.7%
Biotechnology 2.5%
AbbVie, Inc.	746,641	173,280,443
Vertex Pharmaceuticals, Inc.(a)	465,888	231,467,135
Total		404,747,578
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2026
3

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 2.3%
Abbott Laboratories	1,384,341	161,068,075
Becton Dickinson & Co.	722,375	127,484,740
Boston Scientific Corp.(a)	1,101,856	84,677,634
Total		373,230,449
Health Care Providers & Services 1.3%
Cigna Group (The)	473,204	137,143,983
Henry Schein, Inc.(a)	918,910	75,708,995
Total		212,852,978
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.	66,801	8,108,305
IQVIA Holdings, Inc.(a)	474,586	84,860,723
Thermo Fisher Scientific, Inc.	316,561	164,963,103
Waters Corp.(a)	147,700	47,172,426
Total		305,104,557
Pharmaceuticals 2.7%
Eli Lilly & Co.	411,323	432,707,683
Total Health Care		1,728,643,245
Industrials 9.8%
Aerospace & Defense 2.2%
Boeing Co. (The)(a)	989,645	225,173,927
General Electric Co.	116,278	39,797,308
RTX Corp.	440,970	89,349,342
Total		354,320,577
Building Products 0.8%
Carrier Global Corp.	2,076,340	133,716,296
Commercial Services & Supplies 0.6%
Waste Management, Inc.	418,083	100,691,110
Electrical Equipment 1.6%
Eaton Corp. PLC	507,151	190,648,204
GE Vernova, Inc.	87,036	76,034,650
Total		266,682,854
Industrial Conglomerates 2.2%
Honeywell International, Inc.	1,468,633	357,744,312
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.7%
PACCAR, Inc.	667,827	84,206,306
Parker-Hannifin Corp.	76,020	76,717,864
Stanley Black & Decker, Inc.	1,256,805	108,701,064
Total		269,625,234
Professional Services 0.7%
Jacobs Solutions, Inc.	786,964	108,490,857
Total Industrials		1,591,271,240
Information Technology 32.4%
Electronic Equipment, Instruments & Components 1.6%
TE Connectivity PLC	1,113,222	256,208,043
IT Services 0.3%
Okta, Inc.(a)	666,919	48,351,628
Semiconductors & Semiconductor Equipment 15.4%
Applied Materials, Inc.	570,061	212,233,710
Broadcom, Inc.	1,338,995	427,875,852
Lam Research Corp.	697,248	163,079,335
Marvell Technology, Inc.	1,024,484	83,690,098
Micron Technology, Inc.	153,065	63,119,414
NVIDIA Corp.	7,204,324	1,276,534,170
Texas Instruments, Inc.	1,275,520	270,550,547
Total		2,497,083,126
Software 8.5%
Intuit, Inc.	191,141	78,182,403
Microsoft Corp.	2,463,912	967,676,799
Oracle Corp.	919,235	133,656,769
Palo Alto Networks, Inc.(a)	359,663	53,561,014
Salesforce, Inc.	274,390	53,448,428
Synopsys, Inc.(a)	190,035	78,674,490
Total		1,365,199,903
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc.	3,739,285	987,844,311
Dell Technologies, Inc.	569,484	84,329,191
Total		1,072,173,502
Total Information Technology		5,239,016,202
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Contrarian Core Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.5%
Chemicals 0.5%
International Flavors & Fragrances, Inc.	934,974	76,882,912
Total Materials		76,882,912
Real Estate 1.3%
Specialized REITs 1.3%
Equinix, Inc.	216,636	211,059,789
Total Real Estate		211,059,789
Utilities 2.3%
Multi-Utilities 2.3%
DTE Energy Co.	1,340,308	198,687,258
Public Service Enterprise Group, Inc.	1,997,901	171,959,339
Total		370,646,597
Total Utilities		370,646,597
Total Common Stocks (Cost $8,034,078,819)		15,865,440,643

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(b),(c)	223,111,396	223,066,774
Total Money Market Funds (Cost $223,038,038)		223,066,774
Total Investments in Securities (Cost: $8,257,116,857)		16,088,507,417
Other Assets & Liabilities, Net		99,364,932
Net Assets		16,187,872,349
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	138,367,138	1,883,461,240	(1,798,778,028)	16,424	223,066,774	(7,588)	5,445,546	223,111,396
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2026
5

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	2,017,186,412	—	—	2,017,186,412
Consumer Discretionary	1,616,413,823	—	—	1,616,413,823
Consumer Staples	393,750,780	—	—	393,750,780
Energy	623,220,379	—	—	623,220,379
Financials	1,997,349,264	—	—	1,997,349,264
Health Care	1,728,643,245	—	—	1,728,643,245
Industrials	1,591,271,240	—	—	1,591,271,240
Information Technology	5,239,016,202	—	—	5,239,016,202
Materials	76,882,912	—	—	76,882,912
Real Estate	211,059,789	—	—	211,059,789
Utilities	370,646,597	—	—	370,646,597
Total Common Stocks	15,865,440,643	—	—	15,865,440,643
Money Market Funds	223,066,774	—	—	223,066,774
Total Investments in Securities	16,088,507,417	—	—	16,088,507,417
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Contrarian Core Fund  | 2026

Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $8,034,078,819)	$15,865,440,643
Affiliated issuers (cost $223,038,038)	223,066,774
Receivable for:
Investments sold	165,765,105
Capital shares sold	11,239,451
Dividends	14,161,747
Foreign tax reclaims	197,597
Prepaid expenses	32,487
Deferred compensation of board members	1,230,284
Other assets	73,289
Total assets	16,281,207,377
Liabilities
Payable for:
Investments purchased	78,210,940
Capital shares redeemed	11,997,693
Management services fees	265,314
Distribution and/or service fees	27,558
Transfer agent fees	1,124,416
Compensation of chief compliance officer	1,279
Compensation of board members	15,073
Other expenses	135,549
Deferred compensation of board members	1,557,206
Total liabilities	93,335,028
Net assets applicable to outstanding capital stock	$16,187,872,349
Represented by
Paid in capital	7,925,924,665
Total distributable earnings (loss)	8,261,947,684
Total - representing net assets applicable to outstanding capital stock	$16,187,872,349
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2026
7

Statement of Assets and Liabilities (continued)
February 28, 2026 (Unaudited)
Class A
Net assets	$2,688,009,446
Shares outstanding	71,238,850
Net asset value per share	$37.73
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$40.03
Class C
Net assets	$258,472,357
Shares outstanding	8,550,161
Net asset value per share	$30.23
Institutional Class
Net assets	$7,334,051,563
Shares outstanding	191,559,819
Net asset value per share	$38.29
Institutional 2 Class
Net assets	$739,667,769
Shares outstanding	18,734,770
Net asset value per share	$39.48
Institutional 3 Class
Net assets	$3,898,321,256
Shares outstanding	98,616,672
Net asset value per share	$39.53
Class R
Net assets	$145,868,061
Shares outstanding	3,871,701
Net asset value per share	$37.68
Class S
Net assets	$1,123,481,897
Shares outstanding	29,342,123
Net asset value per share	$38.29
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Contrarian Core Fund  | 2026

Statement of Operations
Six Months Ended February 28, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$82,759,855
Dividends — affiliated issuers	5,445,546
Interfund lending	573
Total income	88,205,974
Expenses:
Management services fees	47,820,445
Distribution and/or service fees
Class A	3,423,220
Class C	1,357,511
Class R	380,531
Transfer agent fees
Class A	1,640,893
Class C	162,671
Institutional Class	4,161,161
Institutional 2 Class	202,966
Institutional 3 Class	76,808
Class R	91,191
Class S	694,219
Custodian fees	34,416
Printing and postage fees	222,614
Registration fees	134,469
Accounting services fees	16,079
Legal fees	130,957
Compensation of chief compliance officer	1,279
Compensation of board members	87,302
Deferred compensation of board members	51,263
Other	105,978
Total expenses	60,795,973
Expense reduction	(2,711)
Total net expenses	60,793,262
Net investment income	27,412,712
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	834,578,014
Investments — affiliated issuers	(7,588)
Net realized gain	834,570,426
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(167,709,880)
Investments — affiliated issuers	16,424
Net change in unrealized appreciation (depreciation)	(167,693,456)
Net realized and unrealized gain	666,876,970
Net increase in net assets resulting from operations	$694,289,682
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2026
9

Statement of Changes in Net Assets

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations
Net investment income	$27,412,712	$53,373,572
Net realized gain	834,570,426	841,602,973
Net change in unrealized appreciation (depreciation)	(167,693,456)	1,202,497,824
Net increase in net assets resulting from operations	694,289,682	2,097,474,369
Distributions to shareholders
Net investment income and net realized gains
Class A	(188,123,877)	(223,978,875)
Class C	(22,721,754)	(28,924,780)
Institutional Class	(488,109,204)	(540,705,300)
Institutional 2 Class	(52,571,978)	(66,173,337)
Institutional 3 Class	(272,892,486)	(333,013,353)
Class R	(10,261,106)	(12,469,008)
Class S	(81,414,549)	(100,065,516)
Total distributions to shareholders	(1,116,094,954)	(1,305,330,169)
Increase in net assets from capital stock activity	1,058,273,101	145,167,890
Total increase in net assets	636,467,829	937,312,090
Net assets at beginning of period	15,551,404,520	14,614,092,430
Net assets at end of period	$16,187,872,349	$15,551,404,520
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Contrarian Core Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 28, 2026 (Unaudited)		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	2,705,603	105,316,897	6,148,514	221,026,525
Distributions reinvested	4,545,433	172,635,560	5,670,423	204,021,810
Shares redeemed	(5,404,966)	(211,145,427)	(10,558,553)	(378,798,385)
Net increase	1,846,070	66,807,030	1,260,384	46,249,950
Advisor Class
Shares sold	—	—	1,256,291	49,505,203
Shares redeemed	—	—	(20,953,039)	(839,362,650)
Net decrease	—	—	(19,696,748)	(789,857,447)
Class C
Shares sold	704,139	22,215,512	1,524,178	44,951,386
Distributions reinvested	721,720	21,998,029	950,596	28,080,615
Shares redeemed	(1,474,606)	(46,260,275)	(3,356,887)	(99,373,611)
Net decrease	(48,747)	(2,046,734)	(882,113)	(26,341,610)
Institutional Class
Shares sold	33,049,286	1,303,967,952	47,876,070	1,791,792,355
Distributions reinvested	11,969,176	460,932,990	13,941,334	508,022,204
Shares redeemed	(21,600,714)	(857,854,067)	(63,755,211)	(2,365,835,110)
Net increase (decrease)	23,417,748	907,046,875	(1,937,807)	(66,020,551)
Institutional 2 Class
Shares sold	1,189,434	48,835,194	2,976,021	112,913,841
Distributions reinvested	1,320,296	52,428,961	1,760,970	66,018,787
Shares redeemed	(3,180,973)	(130,274,521)	(6,378,150)	(238,801,853)
Net decrease	(671,243)	(29,010,366)	(1,641,159)	(59,869,225)
Institutional 3 Class
Shares sold	5,055,045	205,258,998	16,569,594	618,666,046
Distributions reinvested	5,547,495	220,512,911	7,216,512	270,835,711
Shares redeemed	(8,569,505)	(351,574,164)	(24,040,421)	(915,229,458)
Net increase (decrease)	2,033,035	74,197,745	(254,315)	(25,727,701)
Class R
Shares sold	96,255	3,748,996	410,439	14,887,280
Distributions reinvested	270,022	10,244,618	345,159	12,425,714
Shares redeemed	(408,880)	(15,977,065)	(752,541)	(26,945,440)
Net increase (decrease)	(42,603)	(1,983,451)	3,057	367,554
Class S
Shares sold	1,377,861	54,815,439	30,389,484	1,147,051,710
Distributions reinvested	2,113,139	81,398,107	2,745,973	100,063,243
Shares redeemed	(2,350,687)	(92,951,544)	(4,933,647)	(180,748,033)
Net increase	1,140,313	43,262,002	28,201,810	1,066,366,920
Total net increase	27,674,573	1,058,273,101	5,053,109	145,167,890
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2026 (Unaudited)	$38.80	0.02	1.68	1.70	(0.04)	(2.73)	(2.77)
Year Ended 8/31/2025	$36.94	0.05	5.15	5.20	(0.12)	(3.22)	(3.34)
Year Ended 8/31/2024	$29.86	0.13	7.85	7.98	(0.11)	(0.79)	(0.90)
Year Ended 8/31/2023	$27.82	0.11	4.46	4.57	(0.06)	(2.47)	(2.53)
Year Ended 8/31/2022	$36.54	0.10	(4.35)	(4.25)	(0.07)	(4.40)	(4.47)
Year Ended 8/31/2021	$29.79	0.09	8.94	9.03	(0.17)	(2.11)	(2.28)
Class C
Six Months Ended 2/28/2026 (Unaudited)	$31.68	(0.10)	1.38	1.28	—	(2.73)	(2.73)
Year Ended 8/31/2025	$30.84	(0.18)	4.24	4.06	—	(3.22)	(3.22)
Year Ended 8/31/2024	$25.15	(0.09)	6.57	6.48	—	(0.79)	(0.79)
Year Ended 8/31/2023	$23.94	(0.08)	3.76	3.68	—	(2.47)	(2.47)
Year Ended 8/31/2022	$32.19	(0.12)	(3.73)	(3.85)	—	(4.40)	(4.40)
Year Ended 8/31/2021	$26.53	(0.13)	7.90	7.77	—	(2.11)	(2.11)
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$39.37	0.08	1.70	1.78	(0.13)	(2.73)	(2.86)
Year Ended 8/31/2025	$37.44	0.14	5.22	5.36	(0.21)	(3.22)	(3.43)
Year Ended 8/31/2024	$30.25	0.22	7.94	8.16	(0.18)	(0.79)	(0.97)
Year Ended 8/31/2023	$28.16	0.18	4.52	4.70	(0.14)	(2.47)	(2.61)
Year Ended 8/31/2022	$36.92	0.18	(4.38)	(4.20)	(0.16)	(4.40)	(4.56)
Year Ended 8/31/2021	$30.07	0.18	9.02	9.20	(0.24)	(2.11)	(2.35)
Institutional 2 Class
Six Months Ended 2/28/2026 (Unaudited)	$40.52	0.09	1.76	1.85	(0.16)	(2.73)	(2.89)
Year Ended 8/31/2025	$38.44	0.18	5.36	5.54	(0.24)	(3.22)	(3.46)
Year Ended 8/31/2024	$31.03	0.25	8.15	8.40	(0.20)	(0.79)	(0.99)
Year Ended 8/31/2023	$28.82	0.21	4.63	4.84	(0.16)	(2.47)	(2.63)
Year Ended 8/31/2022	$37.68	0.21	(4.49)	(4.28)	(0.18)	(4.40)	(4.58)
Year Ended 8/31/2021	$30.64	0.20	9.21	9.41	(0.26)	(2.11)	(2.37)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Contrarian Core Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2026 (Unaudited)	$37.73	4.33%	0.98%	0.98% (c)	0.12%	27%	$2,688,009
Year Ended 8/31/2025	$38.80	14.79%	0.98%	0.98% (c)	0.15%	48%	$2,692,111
Year Ended 8/31/2024	$36.94	27.42%	0.99%	0.97% (c)	0.40%	51%	$2,516,816
Year Ended 8/31/2023	$29.86	18.28%	1.00%	0.98% (c)	0.41%	40%	$1,845,563
Year Ended 8/31/2022	$27.82	(13.34% )	0.99%	0.99% (c)	0.32%	49%	$1,671,377
Year Ended 8/31/2021	$36.54	32.15%	1.00% (d)	1.00% (c),(d)	0.29%	47%	$2,061,801
Class C
Six Months Ended 2/28/2026 (Unaudited)	$30.23	3.96%	1.73%	1.73% (c)	(0.63% )	27%	$258,472
Year Ended 8/31/2025	$31.68	13.93%	1.73%	1.73% (c)	(0.60% )	48%	$272,424
Year Ended 8/31/2024	$30.84	26.45%	1.74%	1.72% (c)	(0.35% )	51%	$292,411
Year Ended 8/31/2023	$25.15	17.38%	1.75%	1.73% (c)	(0.34% )	40%	$304,121
Year Ended 8/31/2022	$23.94	(13.95% )	1.74%	1.74% (c)	(0.44% )	49%	$378,576
Year Ended 8/31/2021	$32.19	31.14%	1.75% (d)	1.75% (c),(d)	(0.45% )	47%	$552,047
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$38.29	4.48%	0.73%	0.73% (c)	0.38%	27%	$7,334,052
Year Ended 8/31/2025	$39.37	15.06%	0.73%	0.73% (c)	0.40%	48%	$6,619,326
Year Ended 8/31/2024	$37.44	27.72%	0.74%	0.72% (c)	0.65%	51%	$6,367,104
Year Ended 8/31/2023	$30.25	18.58%	0.75%	0.73% (c)	0.66%	40%	$4,866,117
Year Ended 8/31/2022	$28.16	(13.09% )	0.74%	0.74% (c)	0.57%	49%	$4,351,597
Year Ended 8/31/2021	$36.92	32.47%	0.75% (d)	0.75% (c),(d)	0.54%	47%	$5,311,382
Institutional 2 Class
Six Months Ended 2/28/2026 (Unaudited)	$39.48	4.52%	0.66%	0.66%	0.44%	27%	$739,668
Year Ended 8/31/2025	$40.52	15.13%	0.66%	0.66%	0.47%	48%	$786,383
Year Ended 8/31/2024	$38.44	27.81%	0.67%	0.65%	0.73%	51%	$809,026
Year Ended 8/31/2023	$31.03	18.66%	0.68%	0.66%	0.73%	40%	$810,032
Year Ended 8/31/2022	$28.82	(13.03% )	0.67%	0.67%	0.64%	49%	$667,505
Year Ended 8/31/2021	$37.68	32.58%	0.68% (d)	0.68% (d)	0.61%	47%	$858,820
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2026 (Unaudited)	$40.58	0.10	1.76	1.86	(0.18)	(2.73)	(2.91)
Year Ended 8/31/2025	$38.48	0.19	5.38	5.57	(0.25)	(3.22)	(3.47)
Year Ended 8/31/2024	$31.06	0.26	8.16	8.42	(0.21)	(0.79)	(1.00)
Year Ended 8/31/2023	$28.85	0.22	4.63	4.85	(0.17)	(2.47)	(2.64)
Year Ended 8/31/2022	$37.72	0.22	(4.49)	(4.27)	(0.20)	(4.40)	(4.60)
Year Ended 8/31/2021	$30.67	0.22	9.21	9.43	(0.27)	(2.11)	(2.38)
Class R
Six Months Ended 2/28/2026 (Unaudited)	$38.75	(0.03)	1.69	1.66	—	(2.73)	(2.73)
Year Ended 8/31/2025	$36.90	(0.04)	5.14	5.10	(0.03)	(3.22)	(3.25)
Year Ended 8/31/2024	$29.84	0.05	7.84	7.89	(0.04)	(0.79)	(0.83)
Year Ended 8/31/2023	$27.80	0.04	4.47	4.51	—	(2.47)	(2.47)
Year Ended 8/31/2022	$36.52	0.02	(4.34)	(4.32)	—	(4.40)	(4.40)
Year Ended 8/31/2021	$29.78	0.01	8.94	8.95	(0.10)	(2.11)	(2.21)
Class S
Six Months Ended 2/28/2026 (Unaudited)	$39.37	0.07	1.71	1.78	(0.13)	(2.73)	(2.86)
Year Ended 8/31/2025(e)	$37.52	0.13	5.15	5.28	(0.21)	(3.22)	(3.43)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Contrarian Core Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2026 (Unaudited)	$39.53	4.53%	0.61%	0.61%	0.49%	27%	$3,898,321
Year Ended 8/31/2025	$40.58	15.22%	0.62%	0.61%	0.52%	48%	$3,919,180
Year Ended 8/31/2024	$38.48	27.87%	0.62%	0.60%	0.77%	51%	$3,726,764
Year Ended 8/31/2023	$31.06	18.70%	0.63%	0.61%	0.78%	40%	$2,916,211
Year Ended 8/31/2022	$28.85	(13.00% )	0.62%	0.62%	0.69%	49%	$2,642,362
Year Ended 8/31/2021	$37.72	32.64%	0.63% (d)	0.63% (d)	0.66%	47%	$3,338,749
Class R
Six Months Ended 2/28/2026 (Unaudited)	$37.68	4.23%	1.23%	1.23% (c)	(0.13% )	27%	$145,868
Year Ended 8/31/2025	$38.75	14.50%	1.23%	1.23% (c)	(0.10% )	48%	$151,677
Year Ended 8/31/2024	$36.90	27.07%	1.24%	1.22% (c)	0.15%	51%	$144,334
Year Ended 8/31/2023	$29.84	17.99%	1.25%	1.23% (c)	0.16%	40%	$122,288
Year Ended 8/31/2022	$27.80	(13.55% )	1.24%	1.24% (c)	0.07%	49%	$113,472
Year Ended 8/31/2021	$36.52	31.83%	1.25% (d)	1.25% (c),(d)	0.04%	47%	$143,336
Class S
Six Months Ended 2/28/2026 (Unaudited)	$38.29	4.48%	0.73%	0.73% (c)	0.37%	27%	$1,123,482
Year Ended 8/31/2025 (e)	$39.37	14.82%	0.74%	0.73%	0.40%	48%	$1,110,303
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Contrarian Core Fund  | 2026
15

Notes to Financial Statements
February 28, 2026 (Unaudited)
Note 1. Organization
Columbia Contrarian Core Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia Contrarian Core Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Contrarian Core Fund  | 2026
17

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.555% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2026 was 0.598% of the Fund’s average daily net assets.
18
Columbia Contrarian Core Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.12
Class S	0.12
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2026, these minimum account balance fees reduced total expenses of the Fund by $2,711.
Columbia Contrarian Core Fund  | 2026
19

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	810,402
Class C	—	1.00 (b)	8,748

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2026 through December 31, 2026 (%)	Prior to January 1, 2026 (%)
Class A	1.00	0.99
Class C	1.75	1.74
Institutional Class	0.75	0.74
Institutional 2 Class	0.68	0.67
Institutional 3 Class	0.63	0.63
Class R	1.25	1.24
Class S	0.75	0.74
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short,
20
Columbia Contrarian Core Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
8,257,117,000	7,897,634,000	(66,244,000)	7,831,390,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at August 31, 2025 as arising on September 1, 2025.
Late year ordinary losses ($)	Post-October capital losses ($)
—	84,480,708
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,329,686,317 and $4,520,759,455, respectively, for the six months ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Contrarian Core Fund  | 2026
21

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	960,000	4.28	5
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended February 28, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
22
Columbia Contrarian Core Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Shareholder concentration risk
At February 28, 2026, affiliated shareholders of record owned 29.8% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Contrarian Core Fund  | 2026
23

Columbia Contrarian Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR133_08_T01_(04/26)

Columbia Emerging Markets Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Emerging Markets Fund | 2026

Portfolio of Investments
February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 100.1%
Issuer	Shares	Value ($)
Brazil 6.1%
Banco BTG Pactual SA	224,180	2,688,061
Embraer SA, ADR	183,797	13,273,819
MercadoLibre, Inc.(a)	7,184	12,626,455
NU Holdings Ltd., Class A(a)	1,379,887	20,670,707
Petroleo Brasileiro SA, ADR	162,577	2,703,656
Total		51,962,698
China 21.7%
Alibaba Group Holding Ltd.	1,497,600	27,101,680
Atour Lifestyle Holdings Ltd., ADR	151,228	5,938,724
Bilibili, Inc.(a)	97,960	2,734,521
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
China Construction Bank Corp., Class H	4,823,000	4,906,890
China Hongqiao Group Ltd.	1,262,500	5,694,480
China Resources Land Ltd.	2,240,000	9,053,349
CITIC Securities Co., Ltd., Class A	537,800	2,145,139
CMOC Group Ltd., Class H	1,443,000	4,439,299
Contemporary Amperex Technology Co., Ltd., Class A	201,240	10,012,340
Eastroc Beverage Group Co., Ltd., Class A	155,471	5,474,649
Futu Holdings Ltd., ADR(a)	34,186	5,088,244
Fuyao Glass Industry Group Co., Ltd., Class A	429,786	3,778,849
Hansoh Pharmaceutical Group Co., Ltd.	792,000	3,525,973
Huatai Securities Co., Ltd., Class H	965,000	2,063,795
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class H(a)	268,800	2,283,871
Kuaishou Technology	337,600	2,677,013
Montage Technology Co., Ltd., Class A	97,328	2,314,918
New Horizon Health Ltd.(a),(b),(c)	1,356,000	0
Ping An Insurance Group Co. of China Ltd., Class H	1,341,500	11,604,840
Sieyuan Electric Co., Ltd., Class A	262,800	8,207,193
Tencent Holdings Ltd.	547,100	35,995,806
Tencent Music Entertainment Group, ADR	164,198	2,397,291
WuXi Biologics Cayman, Inc.(a)	1,031,000	5,293,392
WuXi XDC Cayman, Inc.(a)	959,500	7,751,462
Zijin Mining Group Co., Ltd., Class H	2,256,000	12,913,028
Total		183,396,747
Common Stocks (continued)
Issuer	Shares	Value ($)
Finland 0.5%
Amer Sports, Inc.(a)	107,306	4,075,482
Greece 4.3%
Eurobank SA	2,768,006	12,825,452
JUMBO SA	63,419	1,859,909
National Bank of Greece SA	314,257	5,111,917
Piraeus Bank SA(a)	1,010,468	9,695,028
Public Power Corp. SA	292,456	6,544,881
Total		36,037,187
Hong Kong 1.1%
Damai Entertainment Holdings Ltd.(a)	13,330,000	1,389,676
Hong Kong Exchanges and Clearing Ltd.	71,700	3,830,569
Zijin Gold International Co., Ltd.(a)	151,358	4,465,715
Total		9,685,960
India 6.8%
360 ONE WAM Ltd.	719,579	8,740,583
Bajaj Finance Ltd.	482,661	5,293,406
Bharat Electronics Ltd.	1,069,099	5,234,787
Bharti Airtel Ltd.	599,881	12,420,409
Cholamandalam Investment and Finance Co., Ltd.	144,220	2,747,825
Eicher Motors Ltd.	32,124	2,830,698
Eternal Ltd.(a)	1,747,402	4,728,699
HDFC Bank Ltd., ADR	68,378	2,177,839
Lodha Developers Ltd.	333,510	3,629,401
NTPC Ltd.	630,535	2,650,289
Phoenix Mills Ltd. (The)	390,248	7,124,756
Total		57,578,692
Mexico 1.0%
BBB Foods, Inc., Class A(a)	176,334	6,427,374
Vista Energy SAB de CV, ADR(a)	39,059	2,255,267
Total		8,682,641
Poland 1.1%
Powszechna Kasa Oszczednosci Bank Polski SA	369,148	9,564,133
Russian Federation —%
Detsky Mir PJSC(a),(b),(c),(d)	5,893,953	0
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2026
3

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 0.6%
Sea Ltd. ADR(a)	44,996	4,879,816
South Africa 3.4%
Capitec Bank Holdings Ltd.	61,685	18,380,857
FirstRand Ltd.	1,711,475	10,665,218
Total		29,046,075
South Korea 21.5%
Coupang, Inc., Class A(a)	315,163	6,013,310
Doosan Co., Ltd.	8,361	7,439,533
Doosan Enerbility Co., Ltd.(a)	38,465	2,842,767
Hanwha Aerospace Co., Ltd.	10,195	8,474,933
HD Hyundai Co., Ltd.	24,836	5,052,252
HD Hyundai Electric Co., Ltd.	14,123	10,310,574
HD Hyundai Heavy Industries Co., Ltd.	7,475	3,130,341
HD Hyundai Marine Solution Co., Ltd.	42,335	5,420,917
KB Financial Group, Inc.	72,638	8,016,919
Samsung Biologics Co., Ltd.(a)	3,432	4,234,347
Samsung Electro-Mechanics Co., Ltd.	13,599	4,250,232
Samsung Electronics Co., Ltd.	438,062	65,565,324
SK Hynix, Inc.	68,724	50,814,010
Total		181,565,459
Taiwan 25.7%
Accton Technology Corp.	425,995	18,746,034
ASPEED Technology, Inc.	23,000	7,099,252
Chroma ATE, Inc.	99,000	4,301,943
Delta Electronics, Inc.	174,000	7,846,324
Elite Material Co., Ltd.	134,000	10,262,082
eMemory Technology, Inc.	41,000	3,260,664
Gold Circuit Electronics Ltd.	275,000	7,143,724
Jentech Precision Industrial Co., Ltd.	66,000	6,436,093
Lite-On Technology Corp.	830,000	4,530,514
Common Stocks (continued)
Issuer	Shares	Value ($)
MediaTek, Inc.	159,000	9,794,333
Taiwan Semiconductor Manufacturing Co., Ltd.	1,933,048	120,618,704
Unimicron Technology Corp.	1,171,000	17,713,096
Total		217,752,763
Turkey 1.1%
Akbank T.A.S.	1,611,539	3,313,584
BIM Birlesik Magazalar AS	366,480	5,581,887
Total		8,895,471
United Arab Emirates 2.9%
ADNOC Drilling Co. PJSC	2,421,201	3,375,002
Aldar Properties PJSC	2,401,311	7,060,904
Emaar Properties PJSC	2,088,988	9,219,574
Salik Co. PJSC	2,864,738	4,991,580
Total		24,647,060
United Kingdom 1.7%
Anglogold Ashanti PLC	110,773	14,153,466
Vietnam 0.6%
Vietnam Technological & Commercial Joint Stock Bank	3,767,300	5,243,411
Total Common Stocks (Cost $444,644,237)		847,167,061

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(e),(f)	3,647,202	3,646,472
Total Money Market Funds (Cost $3,646,107)		3,646,472
Total Investments in Securities (Cost $448,290,344)		850,813,533
Other Assets & Liabilities, Net		(4,426,847)
Net Assets		$846,386,686
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2026, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.

(c)	Valuation based on significant unobservable inputs.
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Emerging Markets Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At February 28, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-12/13/2021	5,893,953	8,677,339	—

(e)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	4,170,003	107,329,938	(107,853,834)	365	3,646,472	(945)	75,494	3,647,202
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2026
5

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	51,962,698	—	—	51,962,698
China	13,424,259	169,972,487	1	183,396,747
Finland	4,075,482	—	—	4,075,482
Greece	11,554,937	24,482,250	—	36,037,187
Hong Kong	—	9,685,960	—	9,685,960
India	2,177,839	55,400,853	—	57,578,692
Mexico	8,682,641	—	—	8,682,641
Poland	—	9,564,133	—	9,564,133
Russian Federation	—	—	0 *	0 *
Singapore	4,879,816	—	—	4,879,816
South Africa	—	29,046,075	—	29,046,075
South Korea	6,013,310	175,552,149	—	181,565,459
Taiwan	—	217,752,763	—	217,752,763
Turkey	—	8,895,471	—	8,895,471
United Arab Emirates	8,366,582	16,280,478	—	24,647,060
United Kingdom	14,153,466	—	—	14,153,466
Vietnam	—	5,243,411	—	5,243,411
Total Common Stocks	125,291,030	721,876,030	1	847,167,061
Money Market Funds	3,646,472	—	—	3,646,472
Total Investments in Securities	128,937,502	721,876,030	1	850,813,533

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Emerging Markets Fund  | 2026

Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $444,644,237)	$847,167,061
Affiliated issuers (cost $3,646,107)	3,646,472
Cash	16,421
Foreign currency (cost $1,673,948)	1,673,948
Receivable for:
Investments sold	3,731,562
Capital shares sold	229,441
Dividends	571,298
Foreign tax reclaims	69,249
Expense reimbursement due from Investment Manager	4,307
Prepaid expenses	4,513
Deferred compensation of board members	229,341
Other assets	13,440
Total assets	857,357,053
Liabilities
Payable for:
Investments purchased	7,075,113
Capital shares redeemed	598,078
Foreign capital gains taxes deferred	2,782,839
Management services fees	25,318
Distribution and/or service fees	1,440
Transfer agent fees	50,418
Compensation of chief compliance officer	61
Compensation of board members	1,668
Other expenses	141,052
Deferred compensation of board members	294,380
Total liabilities	10,970,367
Net assets applicable to outstanding capital stock	$846,386,686
Represented by
Paid in capital	391,067,640
Total distributable earnings (loss)	455,319,046
Total - representing net assets applicable to outstanding capital stock	$846,386,686
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2026
7

Statement of Assets and Liabilities (continued)
February 28, 2026 (Unaudited)
Class A
Net assets	$183,964,687
Shares outstanding	9,791,679
Net asset value per share	$18.79
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$19.94
Class C
Net assets	$6,269,298
Shares outstanding	370,747
Net asset value per share	$16.91
Institutional Class
Net assets	$214,903,341
Shares outstanding	11,214,916
Net asset value per share	$19.16
Institutional 2 Class
Net assets	$63,492,664
Shares outstanding	3,279,282
Net asset value per share	$19.36
Institutional 3 Class
Net assets	$347,953,070
Shares outstanding	17,866,976
Net asset value per share	$19.47
Class S
Net assets	$29,803,626
Shares outstanding	1,555,412
Net asset value per share	$19.16
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Emerging Markets Fund  | 2026

Statement of Operations
Six Months Ended February 28, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$3,589,060
Dividends — affiliated issuers	75,494
Foreign taxes withheld	(442,567)
Total income	3,221,987
Expenses:
Management services fees	4,183,217
Distribution and/or service fees
Class A	203,576
Class C	28,070
Transfer agent fees
Class A	112,661
Class C	3,885
Institutional Class	137,514
Institutional 2 Class	15,481
Institutional 3 Class	6,355
Class S	18,416
Custodian fees	138,234
Printing and postage fees	32,258
Registration fees	60,126
Accounting services fees	17,337
Legal fees	14,204
Interest on interfund lending	2,077
Compensation of chief compliance officer	61
Compensation of board members	9,365
Deferred compensation of board members	8,529
Other	55,386
Total expenses	5,046,752
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(597,381)
Expense reduction	(820)
Total net expenses	4,448,551
Net investment loss	(1,226,564)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	83,037,340
Investments — affiliated issuers	(945)
Foreign currency translations	(22,484)
Net realized gain	83,013,911
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	123,193,170
Investments — affiliated issuers	365
Foreign currency translations	(28,768)
Foreign capital gains tax	153,443
Net change in unrealized appreciation (depreciation)	123,318,210
Net realized and unrealized gain	206,332,121
Net increase in net assets resulting from operations	$205,105,557
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2026
9

Statement of Changes in Net Assets

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations
Net investment income (loss)	$(1,226,564)	$3,148,908
Net realized gain	83,013,911	268,968,024
Net change in unrealized appreciation (depreciation)	123,318,210	(128,405,267)
Net increase in net assets resulting from operations	205,105,557	143,711,665
Distributions to shareholders
Net investment income and net realized gains
Class A	(7,205,186)	(1,521,877)
Class C	(273,751)	(19,728)
Institutional Class	(9,125,664)	(2,499,509)
Institutional 2 Class	(2,686,857)	(567,544)
Institutional 3 Class	(15,284,063)	(5,101,108)
Class S	(1,248,783)	(291,012)
Total distributions to shareholders	(35,824,304)	(10,000,778)
Decrease in net assets from capital stock activity	(52,895,867)	(519,472,159)
Total increase (decrease) in net assets	116,385,386	(385,761,272)
Net assets at beginning of period	730,001,300	1,115,762,572
Net assets at end of period	$846,386,686	$730,001,300
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Emerging Markets Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 28, 2026 (Unaudited)		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	543,747	9,247,347	534,861	7,255,891
Distributions reinvested	450,543	6,947,371	111,048	1,435,855
Shares redeemed	(1,174,663)	(19,534,495)	(2,296,710)	(31,095,019)
Net decrease	(180,373)	(3,339,777)	(1,650,801)	(22,403,273)
Advisor Class
Shares sold	—	—	151,850	2,065,179
Shares redeemed	—	—	(3,947,669)	(53,182,658)
Net decrease	—	—	(3,795,819)	(51,117,479)
Class C
Shares sold	25,397	401,115	21,772	266,271
Distributions reinvested	19,524	271,386	1,663	19,623
Shares redeemed	(54,037)	(830,146)	(148,453)	(1,814,132)
Net decrease	(9,116)	(157,645)	(125,018)	(1,528,238)
Institutional Class
Shares sold	992,178	17,182,916	6,476,332	87,134,311
Distributions reinvested	518,547	8,151,556	169,138	2,229,237
Shares redeemed	(2,547,037)	(43,753,310)	(29,293,924)	(404,156,492)
Net decrease	(1,036,312)	(18,418,838)	(22,648,454)	(314,792,944)
Institutional 2 Class
Shares sold	155,816	2,752,105	1,215,662	18,489,060
Distributions reinvested	169,114	2,685,527	42,608	567,110
Shares redeemed	(433,475)	(7,533,748)	(1,670,513)	(22,989,227)
Net decrease	(108,545)	(2,096,116)	(412,243)	(3,933,057)
Institutional 3 Class
Shares sold	702,844	12,439,582	1,690,799	24,710,441
Distributions reinvested	528,905	8,451,901	240,282	3,214,980
Shares redeemed	(2,846,333)	(49,441,627)	(12,160,759)	(176,073,449)
Net decrease	(1,614,584)	(28,550,144)	(10,229,678)	(148,148,028)
Class S
Shares sold	29	503	1,794,611	25,526,759
Distributions reinvested	79,439	1,248,783	22,080	291,012
Shares redeemed	(92,705)	(1,582,633)	(248,042)	(3,366,911)
Net increase (decrease)	(13,237)	(333,347)	1,568,649	22,450,860
Total net decrease	(2,962,167)	(52,895,867)	(37,293,364)	(519,472,159)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Class A
Six Months Ended 2/28/2026 (Unaudited)	$15.17	(0.05)	4.43	4.38	(0.00)	(0.76)	—	(0.76)
Year Ended 8/31/2025	$12.92	0.02	2.37	2.39	(0.14)	—	—	(0.14)
Year Ended 8/31/2024	$11.77	0.08	1.07	1.15	—	—	—	—
Year Ended 8/31/2023	$11.89	0.06	(0.18)	(0.12)	—	—	—	—
Year Ended 8/31/2022	$19.06	(0.04)	(6.88)	(6.92)	(0.16)	(0.07)	(0.02)	(0.25)
Year Ended 8/31/2021	$15.60	(0.08)	3.72	3.64	(0.18)	—	—	(0.18)
Class C
Six Months Ended 2/28/2026 (Unaudited)	$13.77	(0.10)	4.00	3.90	—	(0.76)	—	(0.76)
Year Ended 8/31/2025	$11.74	(0.08)	2.15	2.07	(0.04)	—	—	(0.04)
Year Ended 8/31/2024	$10.77	(0.02)	0.99	0.97	—	—	—	—
Year Ended 8/31/2023	$10.96	(0.03)	(0.16)	(0.19)	—	—	—	—
Year Ended 8/31/2022	$17.67	(0.15)	(6.35)	(6.50)	(0.12)	(0.07)	(0.02)	(0.21)
Year Ended 8/31/2021	$14.50	(0.20)	3.45	3.25	(0.08)	—	—	(0.08)
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$15.48	(0.03)	4.52	4.49	(0.05)	(0.76)	—	(0.81)
Year Ended 8/31/2025	$13.19	0.06	2.40	2.46	(0.17)	—	—	(0.17)
Year Ended 8/31/2024	$11.98	0.11	1.10	1.21	—	—	—	—
Year Ended 8/31/2023	$12.08	0.10	(0.20)	(0.10)	—	—	—	—
Year Ended 8/31/2022	$19.32	0.01	(6.98)	(6.97)	(0.18)	(0.07)	(0.02)	(0.27)
Year Ended 8/31/2021	$15.80	(0.03)	3.77	3.74	(0.22)	—	—	(0.22)
Institutional 2 Class
Six Months Ended 2/28/2026 (Unaudited)	$15.64	(0.02)	4.57	4.55	(0.07)	(0.76)	—	(0.83)
Year Ended 8/31/2025	$13.32	0.06	2.44	2.50	(0.18)	—	—	(0.18)
Year Ended 8/31/2024	$12.09	0.11	1.12	1.23	—	—	—	—
Year Ended 8/31/2023	$12.18	0.10	(0.19)	(0.09)	—	—	—	—
Year Ended 8/31/2022	$19.46	0.01	(7.02)	(7.01)	(0.18)	(0.07)	(0.02)	(0.27)
Year Ended 8/31/2021	$15.92	(0.02)	3.79	3.77	(0.23)	—	—	(0.23)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Emerging Markets Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2026 (Unaudited)	$18.79	30.00%	1.56% (c)	1.41% (c),(d)	(0.57% )	25%	$183,965
Year Ended 8/31/2025	$15.17	18.67%	1.61% (c),(e)	1.43% (c),(d),(e)	0.14%	56%	$151,249
Year Ended 8/31/2024	$12.92	9.77%	1.54% (c)	1.42% (c),(d)	0.64%	44%	$150,214
Year Ended 8/31/2023	$11.77	(1.01% )	1.50% (c)	1.44% (c),(d)	0.53%	44%	$167,308
Year Ended 8/31/2022	$11.89	(36.71% )	1.44% (c),(e)	1.44% (c),(d),(e)	(0.27% )	48%	$206,162
Year Ended 8/31/2021	$19.06	23.40%	1.43% (c)	1.43% (c),(d)	(0.45% )	16%	$356,033
Class C
Six Months Ended 2/28/2026 (Unaudited)	$16.91	29.48%	2.31% (c)	2.16% (c),(d)	(1.32% )	25%	$6,269
Year Ended 8/31/2025	$13.77	17.72%	2.36% (c),(e)	2.18% (c),(d),(e)	(0.63% )	56%	$5,229
Year Ended 8/31/2024	$11.74	9.01%	2.29% (c)	2.18% (c),(d)	(0.14% )	44%	$5,925
Year Ended 8/31/2023	$10.77	(1.73% )	2.25% (c)	2.19% (c),(d)	(0.24% )	44%	$8,091
Year Ended 8/31/2022	$10.96	(37.18% )	2.19% (c),(e)	2.19% (c),(d),(e)	(1.04% )	48%	$10,706
Year Ended 8/31/2021	$17.67	22.45%	2.18% (c)	2.18% (c),(d)	(1.19% )	16%	$22,680
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$19.16	30.17%	1.31% (c)	1.16% (c),(d)	(0.32% )	25%	$214,903
Year Ended 8/31/2025	$15.48	18.87%	1.35% (c),(e)	1.18% (c),(d),(e)	0.42%	56%	$189,672
Year Ended 8/31/2024	$13.19	10.10%	1.29% (c)	1.17% (c),(d)	0.91%	44%	$460,366
Year Ended 8/31/2023	$11.98	(0.83% )	1.25% (c)	1.19% (c),(d)	0.84%	44%	$438,829
Year Ended 8/31/2022	$12.08	(36.52% )	1.20% (c),(e)	1.20% (c),(d),(e)	0.05%	48%	$520,117
Year Ended 8/31/2021	$19.32	23.70%	1.18% (c)	1.18% (c),(d)	(0.18% )	16%	$547,997
Institutional 2 Class
Six Months Ended 2/28/2026 (Unaudited)	$19.36	30.24%	1.23% (c)	1.07% (c)	(0.24% )	25%	$63,493
Year Ended 8/31/2025	$15.64	19.02%	1.26% (c),(e)	1.09% (c),(e)	0.44%	56%	$52,996
Year Ended 8/31/2024	$13.32	10.17%	1.20% (c)	1.07% (c)	0.90%	44%	$50,631
Year Ended 8/31/2023	$12.09	(0.74% )	1.15% (c)	1.09% (c)	0.81%	44%	$93,313
Year Ended 8/31/2022	$12.18	(36.44% )	1.09% (c),(e)	1.09% (c),(e)	0.04%	48%	$174,660
Year Ended 8/31/2021	$19.46	23.77%	1.08% (c)	1.08% (c)	(0.09% )	16%	$391,145
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2026 (Unaudited)	$15.74	(0.02)	4.59	4.57	(0.08)	(0.76)	—	(0.84)
Year Ended 8/31/2025	$13.40	0.07	2.46	2.53	(0.19)	—	—	(0.19)
Year Ended 8/31/2024	$12.15	0.13	1.12	1.25	—	—	—	—
Year Ended 8/31/2023	$12.24	0.11	(0.20)	(0.09)	—	—	—	—
Year Ended 8/31/2022	$19.55	0.02	(7.05)	(7.03)	(0.19)	(0.07)	(0.02)	(0.28)
Year Ended 8/31/2021	$15.99	(0.01)	3.81	3.80	(0.24)	—	—	(0.24)
Class S
Six Months Ended 2/28/2026 (Unaudited)	$15.48	(0.03)	4.52	4.49	(0.05)	(0.76)	—	(0.81)
Year Ended 8/31/2025(f)	$14.13	0.05	1.47	1.52	(0.17)	—	—	(0.17)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense. For the periods indicated below, if interfund lending expense had been excluded, expenses would have been lower by:

Class	2/28/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021
Class A	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Class C	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Institutional Class	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Institutional 2 Class	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Institutional 3 Class	less than 0.01%	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Class S	less than 0.01%	less than 0.01%	—%	—%	—%	—%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include line of credit interest expense. For the periods indicated below, if line of credit interest expense had been excluded, expenses would have been lower by:

Class	8/31/2025	8/31/2022
Class A	0.02%	less than 0.01%
Class C	0.02%	less than 0.01%
Institutional Class	0.02%	less than 0.01%
Institutional 2 Class	0.02%	less than 0.01%
Institutional 3 Class	0.02%	less than 0.01%

(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Emerging Markets Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2026 (Unaudited)	$19.47	30.19%	1.18% (c)	1.02% (c)	(0.19% )	25%	$347,953
Year Ended 8/31/2025	$15.74	19.11%	1.21% (c),(e)	1.04% (c),(e)	0.51%	56%	$306,571
Year Ended 8/31/2024	$13.40	10.29%	1.15% (c)	1.03% (c)	1.02%	44%	$398,170
Year Ended 8/31/2023	$12.15	(0.74% )	1.10% (c)	1.05% (c)	0.91%	44%	$460,178
Year Ended 8/31/2022	$12.24	(36.41% )	1.04% (c),(e)	1.04% (c),(e)	0.13%	48%	$529,223
Year Ended 8/31/2021	$19.55	23.84%	1.03% (c)	1.03% (c)	(0.03% )	16%	$920,211
Class S
Six Months Ended 2/28/2026 (Unaudited)	$19.16	30.17%	1.31% (c)	1.16% (c),(d)	(0.32% )	25%	$29,804
Year Ended 8/31/2025 (f)	$15.48	10.96%	1.35% (c)	1.18% (c)	0.38%	56%	$24,284
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2026
15

Notes to Financial Statements
February 28, 2026 (Unaudited)
Note 1. Organization
Columbia Emerging Markets Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia Emerging Markets Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of
Columbia Emerging Markets Fund  | 2026
17

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
18
Columbia Emerging Markets Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.70% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2026 was 1.09% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Emerging Markets Fund  | 2026
19

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
For the six months ended February 28, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class S	0.14
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2026, these minimum account balance fees reduced total expenses of the Fund by $820.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	14,778
Class C	—	1.00 (b)	5

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
20
Columbia Emerging Markets Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2026 through December 31, 2026 (%)	Prior to January 1, 2026 (%)
Class A	1.36	1.43
Class C	2.11	2.18
Institutional Class	1.11	1.18
Institutional 2 Class	1.02	1.10
Institutional 3 Class	0.97	1.05
Class S	1.11	1.18
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
448,290,000	427,362,000	(24,838,000)	402,524,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $192,735,999 and $280,436,558, respectively, for the six months ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Emerging Markets Fund  | 2026
21

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	1,242,857	4.43	14
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended February 28, 2026.
22
Columbia Emerging Markets Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At February 28, 2026, one unaffiliated shareholder of record owned 21.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 38.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Columbia Emerging Markets Fund  | 2026
23

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
24
Columbia Emerging Markets Fund  | 2026

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Columbia Emerging Markets Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR142_08_T01_(04/26)

Columbia Greater China Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Greater China Fund | 2026

Portfolio of Investments
February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.7%
Issuer	Shares	Value ($)
Communication Services 22.6%
Entertainment 3.3%
Damai Entertainment Holdings Ltd.(a)	1,060,000	110,507
NetEase, Inc.	50,300	1,133,017
Tencent Music Entertainment Group, ADR	26,129	381,484
Total		1,625,008
Interactive Media & Services 19.3%
Bilibili, Inc.(a)	13,500	376,848
Kuaishou Technology	86,400	685,112
Tencent Holdings Ltd.	122,000	8,026,848
Zhihu, Inc., ADR(a)	63,286	210,109
Total		9,298,917
Total Communication Services		10,923,925
Consumer Discretionary 23.3%
Automobile Components 2.9%
Fuyao Glass Industry Group Co., Ltd. Class H	97,600	809,914
Hesai Group, ADR(a)	6,113	164,745
Minth Group Ltd.	44,000	245,950
Zhejiang Shuanghuan Driveline Co., Ltd., Class A	27,400	165,096
Total		1,385,705
Broadline Retail 15.7%
Alibaba Group Holding Ltd.	334,168	6,047,352
PDD Holdings, Inc., ADR(a)	14,945	1,550,245
Total		7,597,597
Hotels, Restaurants & Leisure 3.2%
Atour Lifestyle Holdings Ltd., ADR	24,509	962,468
DPC Dash Ltd.(a)	16,300	133,343
Luckin Coffee, Inc., ADR(a)	6,789	237,140
Trip.com Group Ltd., ADR	3,932	206,902
Total		1,539,853
Textiles, Apparel & Luxury Goods 1.5%
Amer Sports, Inc.(a)	13,722	521,162
Shenzhou International Group Holdings Ltd.	23,000	184,967
Total		706,129
Total Consumer Discretionary		11,229,284
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 1.3%
Beverages 1.3%
Eastroc Beverage Group Co., Ltd., Class A	18,266	643,205
Total Consumer Staples		643,205
Energy 0.5%
Energy Equipment & Services 0.5%
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	14,100	241,187
Total Energy		241,187
Financials 14.8%
Banks 7.5%
China Construction Bank Corp., Class H	2,551,340	2,595,718
China Merchants Bank Co., Ltd., Class H	162,500	1,010,864
Total		3,606,582
Capital Markets 1.9%
East Money Information Co., Ltd., Class A	83,200	273,076
Futu Holdings Ltd., ADR(a)	3,336	496,530
Hong Kong Exchanges and Clearing Ltd.	2,800	149,590
Total		919,196
Insurance 5.4%
AIA Group Ltd.	61,400	677,336
Ping An Insurance Group Co. of China Ltd., Class H	222,000	1,920,443
Total		2,597,779
Total Financials		7,123,557
Health Care 4.3%
Biotechnology 0.5%
Akeso, Inc.(a)	18,000	245,226
Health Care Providers & Services —%
New Horizon Health Ltd.(a),(b),(c)	287,500	0
Life Sciences Tools & Services 2.1%
WuXi Biologics Cayman, Inc.(a)	102,000	523,692
WuXi XDC Cayman, Inc.(a)	62,000	500,876
Total		1,024,568
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund  | 2026
3

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 1.7%
China Animal Healthcare Ltd.(a),(b),(c)	1,050,000	0
Hansoh Pharmaceutical Group Co., Ltd.	142,000	632,182
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class H(a)	19,600	166,532
Total		798,714
Total Health Care		2,068,508
Industrials 10.7%
Electrical Equipment 7.3%
Contemporary Amperex Technology Co., Ltd., Class A	31,480	1,566,232
Harbin Electric Co., Ltd., Class H	190,000	681,856
Sieyuan Electric Co., Ltd., Class A	41,200	1,286,668
Total		3,534,756
Ground Transportation 0.5%
DiDi Global, Inc., ADR(a)	47,676	208,821
Machinery 2.4%
First Tractor Co., Ltd., Class H	182,000	231,481
Jiangsu Hengli Hydraulic Co., Ltd., Class A	12,500	205,741
Weichai Power Co., Ltd., Class H	77,000	320,421
Yutong Bus Co., Ltd.	89,400	387,165
Total		1,144,808
Professional Services 0.5%
Kanzhun Ltd., ADR	15,300	246,024
Total Industrials		5,134,409
Information Technology 11.6%
Communications Equipment 0.5%
Accton Technology Corp.	5,000	220,026
Electronic Equipment, Instruments & Components 2.0%
Elite Material Co., Ltd.	3,000	229,748
Unimicron Technology Corp.	50,000	756,324
Total		986,072
IT Services 2.0%
GDS Holdings Ltd., ADR(a)	23,455	968,926
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.2%
ASPEED Technology, Inc.	1,000	308,663
Jentech Precision Industrial Co., Ltd.	5,000	487,583
Montage Technology Co., Ltd., Class H(a)	9,000	206,151
Taiwan Semiconductor Manufacturing Co., Ltd.	24,000	1,497,556
Total		2,499,953
Software 0.7%
Beijing Kingsoft Office Software, Inc., Class A	4,197	184,460
Pony AI, Inc., ADR(a)	10,311	147,860
Total		332,320
Technology Hardware, Storage & Peripherals 1.2%
Xiaomi Corp.(a)	130,200	575,863
Total Information Technology		5,583,160
Materials 7.3%
Metals & Mining 7.3%
China Hongqiao Group Ltd.	178,000	802,865
CMOC Group Ltd., Class H	150,000	461,466
Zijin Gold International Co., Ltd.(a)	15,215	448,908
Zijin Mining Group Co., Ltd., Class H	318,000	1,820,187
Total		3,533,426
Total Materials		3,533,426
Real Estate 3.3%
Real Estate Management & Development 3.3%
China Resources Land Ltd.	195,000	788,126
KE Holdings, Inc., ADR	49,952	821,711
Total		1,609,837
Total Real Estate		1,609,837
Total Common Stocks (Cost $28,918,152)		48,090,498

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(d),(e)	243,695	243,647
Total Money Market Funds (Cost $243,608)		243,647
Total Investments in Securities (Cost: $29,161,760)		48,334,145
Other Assets & Liabilities, Net		(80,220)
Net Assets		48,253,925
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Greater China Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(e)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	123,613	7,670,620	(7,550,621)	35	243,647	(107)	9,028	243,695
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund  | 2026
5

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	591,593	10,332,332	—	10,923,925
Consumer Discretionary	3,538,865	7,690,419	—	11,229,284
Consumer Staples	—	643,205	—	643,205
Energy	241,187	—	—	241,187
Financials	496,530	6,627,027	—	7,123,557
Health Care	—	2,068,508	0 *	2,068,508
Industrials	633,189	4,501,220	—	5,134,409
Information Technology	1,322,937	4,260,223	—	5,583,160
Materials	—	3,533,426	—	3,533,426
Real Estate	821,711	788,126	—	1,609,837
Total Common Stocks	7,646,012	40,444,486	0 *	48,090,498
Money Market Funds	243,647	—	—	243,647
Total Investments in Securities	7,889,659	40,444,486	0 *	48,334,145

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Greater China Fund  | 2026

Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $28,918,152)	$48,090,498
Affiliated issuers (cost $243,608)	243,647
Receivable for:
Investments sold	217,102
Capital shares sold	77
Dividends	1,400
Expense reimbursement due from Investment Manager	262
Prepaid expenses	1,442
Deferred compensation of board members	112,680
Other assets	12,124
Total assets	48,679,232
Liabilities
Payable for:
Investments purchased	244,752
Capital shares redeemed	9,087
Management services fees	1,267
Distribution and/or service fees	206
Transfer agent fees	3,683
Compensation of chief compliance officer	4
Compensation of board members	988
Other expenses	24,221
Deferred compensation of board members	141,099
Total liabilities	425,307
Net assets applicable to outstanding capital stock	$48,253,925
Represented by
Paid in capital	50,054,357
Total distributable earnings (loss)	(1,800,432)
Total - representing net assets applicable to outstanding capital stock	$48,253,925
Class A
Net assets	$29,857,961
Shares outstanding	723,390
Net asset value per share	$41.28
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$43.80
Institutional Class
Net assets	$7,516,925
Shares outstanding	163,817
Net asset value per share	$45.89
Institutional 3 Class
Net assets	$10,879,039
Shares outstanding	236,665
Net asset value per share	$45.97
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund  | 2026
7

Statement of Operations
Six Months Ended February 28, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$195,793
Dividends — affiliated issuers	9,028
Foreign taxes withheld	(16,809)
Total income	188,012
Expenses:
Management services fees	245,697
Distribution and/or service fees
Class A	40,035
Transfer agent fees
Class A	20,368
Institutional Class	5,086
Institutional 3 Class	259
Custodian fees	10,000
Printing and postage fees	7,080
Registration fees	31,483
Accounting services fees	16,835
Legal fees	8,759
Compensation of chief compliance officer	4
Compensation of board members	5,747
Deferred compensation of board members	4,078
Other	7,228
Total expenses	402,659
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(57,839)
Expense reduction	(160)
Total net expenses	344,660
Net investment loss	(156,648)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,299,798
Investments — affiliated issuers	(107)
Foreign currency translations	(4,019)
Net realized gain	3,295,672
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(2,943,567)
Investments — affiliated issuers	35
Foreign currency translations	11
Net change in unrealized appreciation (depreciation)	(2,943,521)
Net realized and unrealized gain	352,151
Net increase in net assets resulting from operations	$195,503
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Greater China Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations
Net investment income (loss)	$(156,648)	$257,243
Net realized gain	3,295,672	6,520,586
Net change in unrealized appreciation (depreciation)	(2,943,521)	10,928,244
Net increase in net assets resulting from operations	195,503	17,706,073
Distributions to shareholders
Net investment income and net realized gains
Class A	(561,942)	(293,615)
Institutional Class	(141,029)	(72,629)
Institutional 3 Class	(221,294)	(154,695)
Total distributions to shareholders	(924,265)	(520,939)
Decrease in net assets from capital stock activity	(1,789,061)	(17,935,680)
Total decrease in net assets	(2,517,823)	(750,546)
Net assets at beginning of period	50,771,748	51,522,294
Net assets at end of period	$48,253,925	$50,771,748
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund  | 2026
9

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 28, 2026 (Unaudited)		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	10,167	439,605	79,002	2,924,947
Distributions reinvested	12,099	504,162	8,024	264,949
Shares redeemed	(44,084)	(1,911,597)	(186,557)	(6,547,214)
Net decrease	(21,818)	(967,830)	(99,531)	(3,357,318)
Advisor Class
Shares sold	—	—	3,261	133,275
Shares redeemed	—	—	(8,865)	(326,920)
Net decrease	—	—	(5,604)	(193,645)
Institutional Class
Shares sold	9,101	438,271	122,619	5,123,620
Distributions reinvested	2,385	110,404	1,695	62,081
Shares redeemed	(16,113)	(787,630)	(308,590)	(11,801,409)
Net decrease	(4,627)	(238,955)	(184,276)	(6,615,708)
Institutional 3 Class
Shares sold	1,822	86,298	9,989	397,235
Distributions reinvested	4,728	219,252	4,190	153,597
Shares redeemed	(18,398)	(887,826)	(210,473)	(8,319,841)
Net decrease	(11,848)	(582,276)	(196,294)	(7,769,009)
Total net decrease	(38,293)	(1,789,061)	(485,705)	(17,935,680)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Greater China Fund  | 2026

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Columbia Greater China Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2026 (Unaudited)	$42.00	(0.16)	0.21	0.05	(0.77)	—	(0.77)
Year Ended 8/31/2025	$29.66	0.15	12.56	12.71	(0.37)	—	(0.37)
Year Ended 8/31/2024	$33.10	0.20	(3.48)	(3.28)	(0.16)	—	(0.16)
Year Ended 8/31/2023	$39.01	(0.00)	(5.91)	(5.91)	—	—	—
Year Ended 8/31/2022	$59.43	(0.23)	(20.19)	(20.42)	—	—	—
Year Ended 8/31/2021	$67.81	(0.51)	(4.70)	(5.21)	—	(3.17)	(3.17)
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$46.65	(0.12)	0.23	0.11	(0.87)	—	(0.87)
Year Ended 8/31/2025	$32.90	0.29	13.91	14.20	(0.45)	—	(0.45)
Year Ended 8/31/2024	$36.68	0.13	(3.69)	(3.56)	(0.22)	—	(0.22)
Year Ended 8/31/2023	$43.16	0.14	(6.62)	(6.48)	—	—	—
Year Ended 8/31/2022	$65.59	(0.00)	(22.43)	(22.43)	—	—	—
Year Ended 8/31/2021	$74.47	(0.34)	(5.24)	(5.58)	—	(3.30)	(3.30)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Greater China Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2026 (Unaudited)	$41.28	0.09%	1.68%	1.46% (c)	(0.73% )	27%	$29,858
Year Ended 8/31/2025	$42.00	43.18%	1.77% (d)	1.47% (c),(d)	0.41%	48%	$31,295
Year Ended 8/31/2024	$29.66	(9.92% )	1.69% (d)	1.49% (c),(d)	0.66%	40%	$25,059
Year Ended 8/31/2023	$33.10	(15.15% )	1.61% (d),(e)	1.54% (c),(d),(e),(f)	(0.01% )	61%	$33,863
Year Ended 8/31/2022	$39.01	(34.36% )	1.50% (d),(e)	1.50% (c),(d),(e),(f)	(0.47% )	65%	$46,148
Year Ended 8/31/2021	$59.43	(8.26% )	1.44%	1.44% (c)	(0.72% )	19%	$82,311
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$45.89	0.21%	1.43%	1.21% (c)	(0.48% )	27%	$7,517
Year Ended 8/31/2025	$46.65	43.53%	1.51% (d)	1.22% (c),(d)	0.73%	48%	$7,857
Year Ended 8/31/2024	$32.90	(9.70% )	1.43% (d)	1.24% (c),(d)	0.39%	40%	$11,606
Year Ended 8/31/2023	$36.68	(15.01% )	1.36% (d),(e)	1.29% (c),(d),(e),(f)	0.36%	61%	$27,373
Year Ended 8/31/2022	$43.16	(34.20% )	1.25% (d),(e)	1.25% (c),(d),(e),(f)	(0.00% )	65%	$65,817
Year Ended 8/31/2021	$65.59	(8.03% )	1.20%	1.20% (c)	(0.44% )	19%	$72,247
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2026 (Unaudited)	$46.75	(0.09)	0.23	0.14	(0.92)	—	(0.92)
Year Ended 8/31/2025	$32.98	0.29	13.98	14.27	(0.50)	—	(0.50)
Year Ended 8/31/2024	$36.75	0.34	(3.85)	(3.51)	(0.26)	—	(0.26)
Year Ended 8/31/2023	$43.14	0.22	(6.61)	(6.39)	—	—	—
Year Ended 8/31/2022	$65.46	(0.15)	(22.17)	(22.32)	—	—	—
Year Ended 8/31/2021	$74.32	(0.17)	(5.32)	(5.49)	—	(3.37)	(3.37)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense. For the periods indicated below, if interfund lending expense had been excluded, expenses would have been lower by:

Class	2/28/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021
Class A	—%	0.01%	0.01%	less than 0.01%	less than 0.01%	—%
Institutional Class	—%	0.01%	0.01%	less than 0.01%	less than 0.01%	—%
Institutional 3 Class	—%	0.01%	0.01%	less than 0.01%	less than 0.01%	—%

(e)	Ratios include line of credit interest expense. For the periods indicated below, if line of credit interest expense had been excluded, expenses would have been lower by:

Class	8/31/2023	8/31/2022
Class A	0.01%	less than 0.01%
Institutional Class	0.01%	less than 0.01%
Institutional 3 Class	less than 0.01%	less than 0.01%

(f)
Ratios include the impact of voluntary waivers paid by the Investment Manager. If the Investment Manager had not paid these voluntary waivers, the Fund’s net expense ratio would increase by less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Greater China Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2026 (Unaudited)	$45.97	0.29%	1.31%	1.08%	(0.35% )	27%	$10,879
Year Ended 8/31/2025	$46.75	43.67%	1.37% (d)	1.08% (d)	0.75%	48%	$11,619
Year Ended 8/31/2024	$32.98	(9.55% )	1.28% (d)	1.09% (d)	1.02%	40%	$14,669
Year Ended 8/31/2023	$36.75	(14.81% )	1.20% (d),(e)	1.13% (d),(e)	0.54%	61%	$28,709
Year Ended 8/31/2022	$43.14	(34.10% )	1.11% (d),(e)	1.11% (d),(e)	(0.27% )	65%	$15,946
Year Ended 8/31/2021	$65.46	(7.93% )	1.08%	1.08%	(0.22% )	19%	$43,992
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Greater China Fund  | 2026
15

Notes to Financial Statements
February 28, 2026 (Unaudited)
Note 1. Organization
Columbia Greater China Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The
16
Columbia Greater China Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Greater China Fund  | 2026
17

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for
18
Columbia Greater China Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.95% to 0.72% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2026 was 0.95% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended February 28, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Institutional Class	0.13
Institutional 3 Class	0.00
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2026, these minimum account balance fees reduced total expenses of the Fund by $160.
Columbia Greater China Fund  | 2026
19

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, a distribution and shareholder service plan (the Plan) applicable to Class A shares, which sets the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plan, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	5,215

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2026 through December 31, 2026 (%)	Prior to January 1, 2026 (%)
Class A	1.48	1.48
Institutional Class	1.23	1.23
Institutional 3 Class	1.10	1.08
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
20
Columbia Greater China Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
29,162,000	21,292,000	(2,120,000)	19,172,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(22,591,141)	—	(22,591,141)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $13,792,838 and $16,651,438, respectively, for the six months ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
Columbia Greater China Fund  | 2026
21

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended February 28, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At February 28, 2026, one unaffiliated shareholder of record owned 21.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
22
Columbia Greater China Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Greater China Fund  | 2026
23

Columbia Greater China Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR158_08_T01_(04/26)

Columbia Small Cap Growth Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Small Cap Growth Fund | 2026

Portfolio of Investments
February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 3.7%
Diversified Telecommunication Services 0.5%
Globalstar, Inc.(a)	243,227	15,145,745
Entertainment 3.0%
IMAX Corp.(a)	967,774	41,449,760
Lionsgate Studios Corp.(a)	566,217	5,095,953
Madison Square Garden Entertainment Corp.(a)	296,312	18,709,140
Sphere Entertainment Co.(a)	268,885	32,000,004
Total		97,254,857
Media 0.2%
MNTN, Inc.(a)	608,425	5,938,228
Total Communication Services		118,338,830
Consumer Discretionary 10.5%
Broadline Retail 1.6%
Ollie’s Bargain Outlet Holdings, Inc.(a)	475,709	50,948,434
Hotels, Restaurants & Leisure 6.5%
Black Rock Coffee Bar, Inc., Class A(a)	455,828	6,080,745
Brinker International, Inc.(a)	338,069	50,101,826
Churchill Downs, Inc.	180,757	16,616,991
Dutch Bros, Inc., Class A(a)	701,051	37,583,344
Kura Sushi USA, Inc., Class A(a)	251,985	17,747,304
Red Rock Resorts, Inc., Class A	277,427	16,798,205
Rush Street Interactive, Inc.(a)	3,172,049	62,647,968
Total		207,576,383
Specialty Retail 2.1%
Boot Barn Holdings, Inc.(a)	121,873	23,060,809
Camping World Holdings, Inc., Class A	1,192,179	9,918,929
Floor & Decor Holdings, Inc., Class A(a)	245,562	16,965,879
Lithia Motors, Inc., Class A	63,962	17,882,496
Total		67,828,113
Textiles, Apparel & Luxury Goods 0.3%
Capri Holdings Ltd.(a)	474,840	9,738,968
Total Consumer Discretionary		336,091,898
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.2%
Beverages 5.3%
Celsius Holdings, Inc.(a)	1,560,834	83,676,311
Primo Brands Corp., Class A	1,403,824	31,838,728
Vita Coco Co., Inc. (The)(a)	899,973	52,252,432
Total		167,767,471
Consumer Staples Distribution & Retail 0.9%
Casey’s General Stores, Inc.	44,252	30,338,729
Total Consumer Staples		198,106,200
Energy 4.7%
Energy Equipment & Services 3.9%
Cactus, Inc., Class A	282,253	15,241,662
Liberty Energy, Inc., Class A	1,175,203	33,011,452
National Energy Services Reunited Corp.(a)	1,350,599	33,832,505
WaterBridge Infrastructure LLC, Class A(a)	628,104	16,625,913
Weatherford International PLC	248,316	26,187,406
Total		124,898,938
Oil, Gas & Consumable Fuels 0.8%
Centrus Energy Corp., Class A(a)	52,925	10,722,076
Lightbridge Corp.(a)	445,365	5,758,569
Uranium Energy Corp.(a)	682,422	10,461,529
Total		26,942,174
Total Energy		151,841,112
Financials 4.8%
Banks 2.0%
Axos Financial, Inc.(a)	342,381	29,725,518
Bancorp, Inc. (The)(a)	618,651	32,472,991
Total		62,198,509
Capital Markets 2.0%
Moelis & Co., ADR, Class A	680,574	40,398,873
Perella Weinberg Partners	1,330,688	24,631,035
Total		65,029,908
Consumer Finance 0.8%
Dave, Inc.(a)	133,590	25,818,939
Total Financials		153,047,356
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | 2026
3

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 19.3%
Biotechnology 5.3%
BridgeBio Pharma, Inc.(a)	592,147	39,365,933
Caris Life Sciences, Inc.(a)	638,423	12,857,839
Dianthus Therapeutics, Inc.(a)	140,988	7,781,128
Insmed, Inc.(a)	131,583	19,649,289
Madrigal Pharmaceuticals, Inc.(a)	37,575	16,232,400
Mirum Pharmaceuticals, Inc.(a)	87,863	8,108,876
Nuvalent, Inc., Class A(a)	271,954	27,725,710
Revolution Medicines, Inc.(a)	159,280	16,249,746
Rhythm Pharmaceuticals, Inc.(a)	101,297	9,393,271
Solid Biosciences, Inc.(a)	1,512,696	9,393,842
Tectonic Therapeutic, Inc.(a)	124,502	2,919,572
Total		169,677,606
Health Care Equipment & Supplies 4.1%
Glaukos Corp.(a)	513,859	61,868,624
ICU Medical, Inc.(a)	459,852	69,244,514
Total		131,113,138
Health Care Providers & Services 3.9%
Chemed Corp.	62,221	25,511,232
GeneDx Holdings Corp.(a)	117,737	9,384,816
Guardant Health, Inc.(a)	419,772	39,416,591
RadNet, Inc.(a)	726,939	50,747,612
Total		125,060,251
Life Sciences Tools & Services 4.4%
Adaptive Biotechnologies Corp.(a)	905,351	14,503,723
Bio-Techne Corp.	223,143	13,165,437
Charles River Laboratories International, Inc.(a)	248,280	44,315,497
DNA Script(a),(b),(c),(d)	11,675	1,006,358
Personalis, Inc.(a)	1,920,748	17,401,977
Repligen Corp.(a)	389,223	50,104,677
Total		140,497,669
Pharmaceuticals 1.6%
Axsome Therapeutics, Inc.(a)	80,688	13,223,956
Crinetics Pharmaceuticals, Inc.(a)	305,237	12,545,241
Terns Pharmaceuticals, Inc.(a)	548,955	23,121,984
Total		48,891,181
Total Health Care		615,239,845
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 29.4%
Aerospace & Defense 7.1%
Beta Technologies, Inc., Class A(a)	430,823	8,099,472
Carpenter Technology Corp.	176,027	70,071,068
Karman Holdings, Inc.(a)	434,824	38,312,343
Kratos Defense & Security Solutions, Inc.(a)	176,086	15,175,091
Mercury Systems, Inc.(a)	749,135	66,695,489
Red Cat Holdings, Inc.(a)	1,273,315	14,834,120
York Space Systems, Inc.(a)	548,430	14,039,808
Total		227,227,391
Building Products 1.8%
AAON, Inc.	574,953	58,185,244
Construction & Engineering 1.4%
Arcosa, Inc.	192,919	20,734,934
Construction Partners, Inc., Class A(a)	178,308	23,959,246
Total		44,694,180
Electrical Equipment 3.8%
Babcock & Wilcox Enterprises, Inc.(a)	1,450,891	12,854,894
Bloom Energy Corp., Class A(a)	436,565	67,960,073
Regal Rexnord Corp.	184,712	40,817,658
Total		121,632,625
Ground Transportation 1.8%
Ryder System, Inc.	104,298	23,108,265
Saia, Inc.(a)	81,515	33,045,366
Total		56,153,631
Machinery 5.3%
Helios Technologies, Inc.	239,733	17,097,758
Kadant, Inc.	122,796	41,648,719
RBC Bearings, Inc.(a)	134,149	77,259,092
Standex International Corp.	129,402	33,903,324
Total		169,908,893
Passenger Airlines 1.5%
Alaska Air Group, Inc.(a)	952,976	49,173,562
Trading Companies & Distributors 6.7%
Applied Industrial Technologies, Inc.	59,931	16,935,302
Herc Holdings, Inc.	299,798	41,908,762
SiteOne Landscape Supply, Inc.(a)	473,841	67,707,140
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Small Cap Growth Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
WESCO International, Inc.	237,773	68,835,284
Xometry, Inc., Class A(a)	427,937	17,551,836
Total		212,938,324
Total Industrials		939,913,850
Information Technology 17.8%
Communications Equipment 4.5%
InterDigital, Inc.	189,331	69,395,492
Lumentum Holdings, Inc.(a)	106,523	74,663,036
Total		144,058,528
Electronic Equipment, Instruments & Components 1.8%
Coherent Corp.(a)	152,246	39,421,057
Unusual Machines, Inc.(a)	1,237,093	16,886,319
Total		56,307,376
IT Services 1.1%
DigitalOcean Holdings, Inc.(a)	637,969	35,764,542
Semiconductors & Semiconductor Equipment 6.8%
Credo Technology Group Holding Ltd.(a)	311,809	35,006,796
Impinj, Inc.(a)	276,208	33,879,673
Onto Innovation, Inc.(a)	87,318	18,851,083
Rambus, Inc.(a)	377,570	37,628,626
Semtech Corp.(a)	525,025	47,367,756
SiTime Corp.(a)	112,286	44,676,354
Total		217,410,288
Software 3.6%
Appfolio, Inc., Class A(a)	93,364	16,596,385
Guidewire Software, Inc.(a)	133,737	19,434,661
Hut 8 Corp.(a)	1,167,176	62,128,778
ServiceTitan, Inc., Class A(a)	226,952	16,429,055
Total		114,588,879
Total Information Technology		568,129,613
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.7%
Chemicals 0.7%
Solstice Advanced Materials, Inc.	280,244	22,001,957
Metals & Mining 1.0%
Coeur Mining, Inc.(a)	803,682	21,819,966
Hecla Mining Co.	447,646	11,150,862
Total		32,970,828
Total Materials		54,972,785
Utilities 0.5%
Independent Power and Renewable Electricity Producers 0.5%
Hallador Energy Co.(a)	943,310	17,149,376
Total Utilities		17,149,376
Total Common Stocks (Cost $2,591,722,739)		3,152,830,865

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(e),(f)	37,952,598	37,945,008
Total Money Market Funds (Cost $37,937,818)		37,945,008
Total Investments in Securities (Cost: $2,629,660,557)		3,190,775,873
Other Assets & Liabilities, Net		5,074,137
Net Assets		3,195,850,010
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | 2026
5

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2026, the total value of these securities amounted to $1,006,358, which represents 0.03% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At February 28, 2026, the total market value of these securities amounted to $1,006,358, which represents 0.03% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	11,675	10,180,303	1,006,358

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(f)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	96,244,940	1,148,337,933	(1,206,644,873)	7,008	37,945,008	(2,439)	2,021,797	37,952,598
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Small Cap Growth Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Fair value measurements   (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	118,338,830	—	—	118,338,830
Consumer Discretionary	336,091,898	—	—	336,091,898
Consumer Staples	198,106,200	—	—	198,106,200
Energy	151,841,112	—	—	151,841,112
Financials	153,047,356	—	—	153,047,356
Health Care	614,233,487	—	1,006,358	615,239,845
Industrials	939,913,850	—	—	939,913,850
Information Technology	568,129,613	—	—	568,129,613
Materials	54,972,785	—	—	54,972,785
Utilities	17,149,376	—	—	17,149,376
Total Common Stocks	3,151,824,507	—	1,006,358	3,152,830,865
Money Market Funds	37,945,008	—	—	37,945,008
Total Investments in Securities	3,189,769,515	—	1,006,358	3,190,775,873
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | 2026
7

Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,591,722,739)	$3,152,830,865
Affiliated issuers (cost $37,937,818)	37,945,008
Receivable for:
Investments sold	13,292,001
Capital shares sold	3,429,322
Dividends	1,350,443
Foreign tax reclaims	13,625
Prepaid expenses	7,321
Deferred compensation of board members	209,284
Other assets	26,793
Total assets	3,209,104,662
Liabilities
Payable for:
Investments purchased	4,922,347
Capital shares redeemed	7,651,637
Management services fees	70,296
Distribution and/or service fees	5,311
Transfer agent fees	223,287
Compensation of chief compliance officer	220
Compensation of board members	2,913
Other expenses	88,625
Deferred compensation of board members	290,016
Total liabilities	13,254,652
Net assets applicable to outstanding capital stock	$3,195,850,010
Represented by
Paid in capital	2,434,864,438
Total distributable earnings (loss)	760,985,572
Total - representing net assets applicable to outstanding capital stock	$3,195,850,010
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Small Cap Growth Fund  | 2026

Statement of Assets and Liabilities (continued)
February 28, 2026 (Unaudited)
Class A
Net assets	$526,566,083
Shares outstanding	16,782,626
Net asset value per share	$31.38
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$33.29
Class C
Net assets	$44,151,684
Shares outstanding	2,046,582
Net asset value per share	$21.57
Institutional Class
Net assets	$1,554,408,115
Shares outstanding	44,560,598
Net asset value per share	$34.88
Institutional 2 Class
Net assets	$121,314,207
Shares outstanding	3,403,835
Net asset value per share	$35.64
Institutional 3 Class
Net assets	$875,248,511
Shares outstanding	24,110,316
Net asset value per share	$36.30
Class R
Net assets	$31,156,221
Shares outstanding	1,036,383
Net asset value per share	$30.06
Class S
Net assets	$43,005,189
Shares outstanding	1,232,783
Net asset value per share	$34.88
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | 2026
9

Statement of Operations
Six Months Ended February 28, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$3,261,222
Dividends — affiliated issuers	2,021,797
Interfund lending	600
Total income	5,283,619
Expenses:
Management services fees	11,522,072
Distribution and/or service fees
Class A	627,460
Class C	208,556
Class R	61,020
Transfer agent fees
Class A	316,556
Class C	26,310
Institutional Class	909,581
Institutional 2 Class	30,506
Institutional 3 Class	14,949
Class R	15,383
Class S	26,898
Custodian fees	9,466
Printing and postage fees	71,530
Registration fees	91,095
Accounting services fees	16,079
Legal fees	29,386
Compensation of chief compliance officer	219
Compensation of board members	19,561
Deferred compensation of board members	12,190
Other	22,276
Total expenses	14,031,093
Expense reduction	(1,540)
Total net expenses	14,029,553
Net investment loss	(8,745,934)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	349,932,036
Investments — affiliated issuers	(2,439)
Net realized gain	349,929,597
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	13,396,958
Investments — affiliated issuers	7,008
Net change in unrealized appreciation (depreciation)	13,403,966
Net realized and unrealized gain	363,333,563
Net increase in net assets resulting from operations	$354,587,629
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Small Cap Growth Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations
Net investment loss	$(8,745,934)	$(15,160,643)
Net realized gain	349,929,597	224,313,897
Net change in unrealized appreciation (depreciation)	13,403,966	212,895,612
Net increase in net assets resulting from operations	354,587,629	422,048,866
Distributions to shareholders
Net investment income and net realized gains
Class A	(24,713,903)	—
Class C	(2,467,863)	—
Institutional Class	(67,334,523)	—
Institutional 2 Class	(5,119,242)	—
Institutional 3 Class	(33,424,483)	—
Class R	(1,144,540)	—
Class S	(1,996,434)	—
Total distributions to shareholders	(136,200,988)	—
Increase in net assets from capital stock activity	381,781,376	77,491,244
Total increase in net assets	600,168,017	499,540,110
Net assets at beginning of period	2,595,681,993	2,096,141,883
Net assets at end of period	$3,195,850,010	$2,595,681,993
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | 2026
11

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 28, 2026 (Unaudited)		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,541,195	47,764,615	1,739,463	43,564,491
Distributions reinvested	681,131	20,815,363	—	—
Shares redeemed	(1,283,709)	(39,684,653)	(2,687,230)	(67,544,179)
Net increase (decrease)	938,617	28,895,325	(947,767)	(23,979,688)
Advisor Class
Shares sold	—	—	867,527	24,970,198
Shares redeemed	—	—	(4,636,562)	(148,870,416)
Net decrease	—	—	(3,769,035)	(123,900,218)
Class C
Shares sold	263,107	5,610,176	454,317	8,120,947
Distributions reinvested	113,871	2,396,995	—	—
Shares redeemed	(185,388)	(3,995,142)	(469,827)	(8,210,667)
Net increase (decrease)	191,590	4,012,029	(15,510)	(89,720)
Institutional Class
Shares sold	7,882,716	271,692,285	18,786,393	531,044,681
Distributions reinvested	1,848,121	62,762,176	—	—
Shares redeemed	(5,590,564)	(191,717,519)	(17,862,719)	(491,942,064)
Net increase	4,140,273	142,736,942	923,674	39,102,617
Institutional 2 Class
Shares sold	1,139,353	39,395,091	1,756,989	52,681,999
Distributions reinvested	147,554	5,118,636	—	—
Shares redeemed	(374,682)	(13,099,362)	(1,639,113)	(43,443,485)
Net increase	912,225	31,414,365	117,876	9,238,514
Institutional 3 Class
Shares sold	6,599,064	239,833,490	11,361,938	327,042,500
Distributions reinvested	739,327	26,120,437	—	—
Shares redeemed	(2,834,405)	(101,785,434)	(6,588,176)	(190,050,164)
Net increase	4,503,986	164,168,493	4,773,762	136,992,336
Class R
Shares sold	436,513	12,979,477	402,117	9,648,334
Distributions reinvested	39,063	1,144,540	—	—
Shares redeemed	(90,538)	(2,765,498)	(148,281)	(3,600,898)
Net increase	385,038	11,358,519	253,836	6,047,436
Class S
Shares sold	17,311	586,679	1,473,323	40,200,307
Distributions reinvested	58,788	1,996,434	—	—
Shares redeemed	(97,709)	(3,387,410)	(218,930)	(6,120,340)
Net increase (decrease)	(21,610)	(804,297)	1,254,393	34,079,967
Total net increase	11,050,119	381,781,376	2,591,229	77,491,244
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Small Cap Growth Fund  | 2026

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Columbia Small Cap Growth Fund  | 2026
13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2026 (Unaudited)	$29.06	(0.13)	4.00	3.87	(1.55)	(1.55)
Year Ended 8/31/2025	$24.29	(0.22)	4.99	4.77	—	—
Year Ended 8/31/2024	$20.53	(0.13)	3.89	3.76	—	—
Year Ended 8/31/2023	$17.66	(0.14)	3.01	2.87	—	—
Year Ended 8/31/2022	$32.70	(0.25)	(11.90)	(12.15)	(2.89)	(2.89)
Year Ended 8/31/2021	$25.05	(0.31)	10.14	9.83	(2.18)	(2.18)
Class C
Six Months Ended 2/28/2026 (Unaudited)	$20.27	(0.17)	2.77	2.60	(1.30)	(1.30)
Year Ended 8/31/2025	$17.07	(0.29)	3.49	3.20	—	—
Year Ended 8/31/2024	$14.53	(0.21)	2.75	2.54	—	—
Year Ended 8/31/2023	$12.59	(0.19)	2.13	1.94	—	—
Year Ended 8/31/2022	$24.22	(0.30)	(8.60)	(8.90)	(2.73)	(2.73)
Year Ended 8/31/2021	$19.01	(0.41)	7.63	7.22	(2.01)	(2.01)
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$32.19	(0.10)	4.42	4.32	(1.63)	(1.63)
Year Ended 8/31/2025	$26.84	(0.18)	5.53	5.35	—	—
Year Ended 8/31/2024	$22.62	(0.09)	4.31	4.22	—	—
Year Ended 8/31/2023	$19.41	(0.10)	3.31	3.21	—	—
Year Ended 8/31/2022	$35.61	(0.21)	(13.04)	(13.25)	(2.95)	(2.95)
Year Ended 8/31/2021	$27.10	(0.26)	11.01	10.75	(2.24)	(2.24)
Institutional 2 Class
Six Months Ended 2/28/2026 (Unaudited)	$32.87	(0.09)	4.52	4.43	(1.66)	(1.66)
Year Ended 8/31/2025	$27.38	(0.15)	5.64	5.49	—	—
Year Ended 8/31/2024	$23.05	(0.07)	4.40	4.33	—	—
Year Ended 8/31/2023	$19.76	(0.08)	3.37	3.29	—	—
Year Ended 8/31/2022	$36.17	(0.20)	(13.24)	(13.44)	(2.97)	(2.97)
Year Ended 8/31/2021	$27.49	(0.24)	11.18	10.94	(2.26)	(2.26)
Institutional 3 Class
Six Months Ended 2/28/2026 (Unaudited)	$33.46	(0.08)	4.60	4.52	(1.68)	(1.68)
Year Ended 8/31/2025	$27.85	(0.14)	5.75	5.61	—	—
Year Ended 8/31/2024	$23.45	(0.05)	4.45	4.40	—	—
Year Ended 8/31/2023	$20.08	(0.07)	3.44	3.37	—	—
Year Ended 8/31/2022	$36.71	(0.17)	(13.48)	(13.65)	(2.98)	(2.98)
Year Ended 8/31/2021	$27.87	(0.23)	11.34	11.11	(2.27)	(2.27)
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Small Cap Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2026 (Unaudited)	$31.38	13.46%	1.19%	1.19% (c)	(0.83% )	78%	$526,566
Year Ended 8/31/2025	$29.06	19.64%	1.22%	1.22% (c)	(0.89% )	122%	$460,476
Year Ended 8/31/2024	$24.29	18.31%	1.25%	1.25% (c)	(0.62% )	146%	$407,844
Year Ended 8/31/2023	$20.53	16.25%	1.28%	1.28% (c)	(0.76% )	118%	$363,077
Year Ended 8/31/2022	$17.66	(40.10% )	1.24% (d)	1.24% (c),(d)	(1.07% )	56%	$350,816
Year Ended 8/31/2021	$32.70	40.63%	1.21%	1.21% (c)	(1.03% )	50%	$665,217
Class C
Six Months Ended 2/28/2026 (Unaudited)	$21.57	12.99%	1.94%	1.94% (c)	(1.58% )	78%	$44,152
Year Ended 8/31/2025	$20.27	18.75%	1.97%	1.97% (c)	(1.64% )	122%	$37,599
Year Ended 8/31/2024	$17.07	17.48%	2.00%	2.00% (c)	(1.37% )	146%	$31,922
Year Ended 8/31/2023	$14.53	15.41%	2.03%	2.03% (c)	(1.51% )	118%	$28,938
Year Ended 8/31/2022	$12.59	(40.57% )	1.99% (d)	1.99% (c),(d)	(1.82% )	56%	$28,016
Year Ended 8/31/2021	$24.22	39.58%	1.96%	1.96% (c)	(1.79% )	50%	$50,471
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$34.88	13.56%	0.94%	0.94% (c)	(0.58% )	78%	$1,554,408
Year Ended 8/31/2025	$32.19	19.93%	0.97%	0.97% (c)	(0.64% )	122%	$1,301,168
Year Ended 8/31/2024	$26.84	18.66%	1.00%	0.99% (c)	(0.37% )	146%	$1,059,900
Year Ended 8/31/2023	$22.62	16.54%	1.03%	1.03% (c)	(0.51% )	118%	$876,678
Year Ended 8/31/2022	$19.41	(39.96% )	0.99% (d)	0.99% (c),(d)	(0.82% )	56%	$769,677
Year Ended 8/31/2021	$35.61	41.00%	0.96%	0.96% (c)	(0.79% )	50%	$1,653,559
Institutional 2 Class
Six Months Ended 2/28/2026 (Unaudited)	$35.64	13.61%	0.87%	0.87%	(0.51% )	78%	$121,314
Year Ended 8/31/2025	$32.87	20.05%	0.88%	0.88%	(0.54% )	122%	$81,899
Year Ended 8/31/2024	$27.38	18.79%	0.89%	0.89%	(0.28% )	146%	$64,982
Year Ended 8/31/2023	$23.05	16.65%	0.91%	0.91%	(0.39% )	118%	$48,817
Year Ended 8/31/2022	$19.76	(39.89% )	0.88% (d)	0.88% (d)	(0.72% )	56%	$55,108
Year Ended 8/31/2021	$36.17	41.11%	0.88%	0.88%	(0.72% )	50%	$237,521
Institutional 3 Class
Six Months Ended 2/28/2026 (Unaudited)	$36.30	13.63%	0.82%	0.82%	(0.45% )	78%	$875,249
Year Ended 8/31/2025	$33.46	20.14%	0.83%	0.83%	(0.50% )	122%	$656,010
Year Ended 8/31/2024	$27.85	18.76%	0.84%	0.84%	(0.21% )	146%	$413,157
Year Ended 8/31/2023	$23.45	16.78%	0.86%	0.86%	(0.34% )	118%	$385,265
Year Ended 8/31/2022	$20.08	(39.88% )	0.84% (d)	0.84% (d)	(0.66% )	56%	$345,912
Year Ended 8/31/2021	$36.71	41.18%	0.83%	0.83%	(0.67% )	50%	$560,880
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | 2026
15

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 2/28/2026 (Unaudited)	$27.86	(0.16)	3.83	3.67	(1.47)	(1.47)
Year Ended 8/31/2025	$23.34	(0.28)	4.80	4.52	—	—
Year Ended 8/31/2024	$19.78	(0.18)	3.74	3.56	—	—
Year Ended 8/31/2023	$17.05	(0.18)	2.91	2.73	—	—
Year Ended 8/31/2022	$31.70	(0.30)	(11.51)	(11.81)	(2.84)	(2.84)
Year Ended 8/31/2021	$24.35	(0.38)	9.86	9.48	(2.13)	(2.13)
Class S
Six Months Ended 2/28/2026 (Unaudited)	$32.19	(0.10)	4.42	4.32	(1.63)	(1.63)
Year Ended 8/31/2025(e)	$27.26	(0.16)	5.09	4.93	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Small Cap Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 2/28/2026 (Unaudited)	$30.06	13.30%	1.44%	1.44% (c)	(1.07% )	78%	$31,156
Year Ended 8/31/2025	$27.86	19.37%	1.47%	1.47% (c)	(1.14% )	122%	$18,148
Year Ended 8/31/2024	$23.34	18.00%	1.50%	1.50% (c)	(0.87% )	146%	$9,279
Year Ended 8/31/2023	$19.78	16.01%	1.53%	1.53% (c)	(1.01% )	118%	$7,889
Year Ended 8/31/2022	$17.05	(40.26% )	1.49% (d)	1.49% (c),(d)	(1.32% )	56%	$7,173
Year Ended 8/31/2021	$31.70	40.27%	1.46%	1.46% (c)	(1.30% )	50%	$13,968
Class S
Six Months Ended 2/28/2026 (Unaudited)	$34.88	13.56%	0.94%	0.94% (c)	(0.58% )	78%	$43,005
Year Ended 8/31/2025 (e)	$32.19	18.09%	0.98%	0.97%	(0.63% )	122%	$40,382
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Growth Fund  | 2026
17

Notes to Financial Statements
February 28, 2026 (Unaudited)
Note 1. Organization
Columbia Small Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
18
Columbia Small Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Small Cap Growth Fund  | 2026
19

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2026 was 0.80% of the Fund’s average daily net assets.
20
Columbia Small Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Class C	0.13
Institutional Class	0.13
Institutional 2 Class	0.06
Institutional 3 Class	0.00
Class R	0.13
Class S	0.13
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2026, these minimum account balance fees reduced total expenses of the Fund by $1,540.
Columbia Small Cap Growth Fund  | 2026
21

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	193,253
Class C	—	1.00 (b)	3,075

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2026 through December 31, 2026 (%)	Prior to January 1, 2026 (%)
Class A	1.30	1.24
Class C	2.05	1.99
Institutional Class	1.05	0.99
Institutional 2 Class	0.97	0.90
Institutional 3 Class	0.92	0.85
Class R	1.55	1.49
Class S	1.05	0.99
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short,
22
Columbia Small Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,629,661,000	691,558,000	(130,443,000)	561,115,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at August 31, 2025 as arising on September 1, 2025.
Late year ordinary losses ($)	Post-October capital losses ($)
9,141,881	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,456,480,231 and $2,166,134,326, respectively, for the six months ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Columbia Small Cap Growth Fund  | 2026
23

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	833,333	4.23	6
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended February 28, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
24
Columbia Small Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Small Cap Growth Fund  | 2026
25

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Small Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR226_08_T01_(04/26)

Columbia International Dividend Income Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia International Dividend Income Fund | 2026

Portfolio of Investments
February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.0%
Issuer	Shares	Value ($)
Australia 1.6%
Telstra Corp., Ltd.	3,094,504	11,407,244
Canada 8.3%
Canadian National Railway Co.	70,650	7,928,152
Canadian Natural Resources Ltd.	102,942	4,503,170
Manulife Financial Corp.	302,394	10,767,404
Nutrien Ltd.	113,838	8,561,739
Royal Bank of Canada	95,432	15,956,289
TC Energy Corp.	156,606	10,063,059
Total		57,779,813
China 1.5%
Tencent Holdings Ltd.	158,500	10,428,322
Denmark 0.2%
Novo Nordisk A/S, Class B	33,293	1,259,259
France 8.3%
AXA SA	272,378	13,319,857
BNP Paribas SA	163,005	18,302,478
Schneider Electric SE	42,157	13,777,322
TotalEnergies SE	160,047	12,820,023
Total		58,219,680
Germany 8.6%
Adidas AG	27,640	5,128,191
Deutsche Telekom AG, Registered Shares	368,963	14,817,612
E.ON SE	659,448	15,334,730
SAP SE	48,584	9,760,156
Siemens AG, Registered Shares	53,350	15,425,825
Total		60,466,514
Hong Kong 3.7%
AIA Group Ltd.	1,372,000	15,135,264
Hong Kong Exchanges and Clearing Ltd.	200,400	10,706,362
Total		25,841,626
Indonesia 1.0%
PT Bank Rakyat Indonesia Persero Tbk	30,477,752	7,092,765
Ireland 2.0%
Bank of Ireland Group PLC	707,958	13,784,855
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 0.7%
UniCredit SpA	56,124	4,778,810
Japan 15.0%
Komatsu Ltd.	217,500	10,440,083
Mitsubishi Electric Corp.	393,100	14,962,575
Mizuho Financial Group, Inc.	190,200	8,485,585
ORIX Corp.	439,900	15,440,094
Renesas Electronics Corp.	476,700	8,989,993
Shin-Etsu Chemical Co., Ltd.	170,500	6,712,851
SMC Corp.	11,900	5,692,405
Tokyo Electron Ltd.	74,300	20,906,148
Toyota Motor Corp.	553,000	13,398,286
Total		105,028,020
Mexico 1.3%
Grupo Financiero Banorte SAB de CV, Class O	779,022	8,858,198
Singapore 1.8%
DBS Group Holdings Ltd.	271,980	12,251,395
South Africa 2.4%
Anglo American PLC	335,928	16,760,314
South Korea 6.1%
Samsung Electronics Co., Ltd.	283,287	42,399,943
Spain 3.8%
Iberdrola SA	742,076	17,515,414
Industria de Diseno Textil SA	137,496	9,181,622
Total		26,697,036
Switzerland 7.0%
DSM-Firmenich AG	82,214	5,871,703
Nestlé SA, Registered Shares	131,274	14,343,055
Novartis AG, ADR	86,181	14,531,840
SGS SA, Registered Shares	76,127	9,616,782
TE Connectivity PLC	18,728	4,310,249
Total		48,673,629
Taiwan 5.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	564,000	35,192,581
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund  | 2026
3

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 9.0%
BT Group PLC	4,345,403	12,665,107
ConvaTec Group PLC	2,584,518	8,917,103
Diageo PLC	259,396	5,817,353
Pearson PLC	534,558	6,879,392
Reckitt Benckiser Group PLC	134,292	11,831,023
Taylor Wimpey PLC	4,534,973	6,883,929
Unilever PLC	134,243	9,861,035
Total		62,854,942
United States 11.7%
CRH PLC	63,100	7,551,073
GSK PLC	551,107	16,375,191
Linde PLC	10,836	5,505,555
Medtronic PLC	86,385	8,436,359
Roche Holding AG, Genusschein Shares	39,369	18,735,764
Common Stocks (continued)
Issuer	Shares	Value ($)
Shell PLC	282,397	11,778,322
Smurfit WestRock PLC	168,673	7,877,028
Sunbelt Rentals Holdings, Inc.(a)	78,142	5,597,312
Total		81,856,604
Total Common Stocks (Cost $436,105,896)		691,631,550

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(b),(c)	4,298,520	4,297,661
Total Money Market Funds (Cost $4,297,108)		4,297,661
Total Investments in Securities (Cost $440,403,004)		695,929,211
Other Assets & Liabilities, Net		2,881,639
Net Assets		$698,810,850
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	5,170,951	28,873,784	(29,747,548)	474	4,297,661	586	89,605	4,298,520
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia International Dividend Income Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Fair value measurements   (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	11,407,244	—	11,407,244
Canada	57,779,813	—	—	57,779,813
China	—	10,428,322	—	10,428,322
Denmark	—	1,259,259	—	1,259,259
France	—	58,219,680	—	58,219,680
Germany	15,334,730	45,131,784	—	60,466,514
Hong Kong	—	25,841,626	—	25,841,626
Indonesia	—	7,092,765	—	7,092,765
Ireland	—	13,784,855	—	13,784,855
Italy	—	4,778,810	—	4,778,810
Japan	—	105,028,020	—	105,028,020
Mexico	8,858,198	—	—	8,858,198
Singapore	—	12,251,395	—	12,251,395
South Africa	—	16,760,314	—	16,760,314
South Korea	—	42,399,943	—	42,399,943
Spain	—	26,697,036	—	26,697,036
Switzerland	18,842,089	29,831,540	—	48,673,629
Taiwan	—	35,192,581	—	35,192,581
United Kingdom	—	62,854,942	—	62,854,942
United States	19,539,226	62,317,378	—	81,856,604
Total Common Stocks	120,354,056	571,277,494	—	691,631,550
Money Market Funds	4,297,661	—	—	4,297,661
Total Investments in Securities	124,651,717	571,277,494	—	695,929,211
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund  | 2026
5

Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $436,105,896)	$691,631,550
Affiliated issuers (cost $4,297,108)	4,297,661
Receivable for:
Capital shares sold	236,799
Dividends	836,348
Foreign tax reclaims	2,480,338
Expense reimbursement due from Investment Manager	619
Prepaid expenses	2,346
Deferred compensation of board members	224,468
Total assets	699,710,129
Liabilities
Foreign currency (cost $40)	40
Payable for:
Capital shares redeemed	544,974
Management services fees	14,426
Distribution and/or service fees	785
Transfer agent fees	34,950
Compensation of chief compliance officer	47
Compensation of board members	1,465
Other expenses	40,576
Deferred compensation of board members	262,016
Total liabilities	899,279
Net assets applicable to outstanding capital stock	$698,810,850
Represented by
Paid in capital	437,621,285
Total distributable earnings (loss)	261,189,565
Total - representing net assets applicable to outstanding capital stock	$698,810,850
Class A
Net assets	$115,071,159
Shares outstanding	4,321,303
Net asset value per share	$26.63
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$28.25
Institutional Class
Net assets	$404,018,549
Shares outstanding	15,098,479
Net asset value per share	$26.76
Institutional 2 Class
Net assets	$34,195,823
Shares outstanding	1,282,819
Net asset value per share	$26.66
Institutional 3 Class
Net assets	$100,821,412
Shares outstanding	3,773,594
Net asset value per share	$26.72
Class S
Net assets	$44,703,907
Shares outstanding	1,670,577
Net asset value per share	$26.76
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia International Dividend Income Fund  | 2026

Statement of Operations
Six Months Ended February 28, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$7,397,415
Dividends — affiliated issuers	89,605
Foreign taxes withheld	(491,753)
Total income	6,995,267
Expenses:
Management services fees	2,322,172
Distribution and/or service fees
Class A	126,245
Transfer agent fees
Class A	88,535
Institutional Class	303,192
Institutional 2 Class	7,832
Institutional 3 Class	1,720
Class S	34,786
Custodian fees	27,438
Printing and postage fees	24,799
Registration fees	49,707
Accounting services fees	17,002
Legal fees	12,886
Compensation of chief compliance officer	48
Compensation of board members	8,491
Deferred compensation of board members	5,577
Other	12,004
Total expenses	3,042,434
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(171,170)
Expense reduction	(21,418)
Total net expenses	2,849,846
Net investment income	4,145,421
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	8,174,143
Investments — affiliated issuers	586
Foreign currency translations	(35,645)
Net realized gain	8,139,084
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	132,564,614
Investments — affiliated issuers	474
Foreign currency translations	57,771
Net change in unrealized appreciation (depreciation)	132,622,859
Net realized and unrealized gain	140,761,943
Net increase in net assets resulting from operations	$144,907,364
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund  | 2026
7

Statement of Changes in Net Assets

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations
Net investment income	$4,145,421	$15,828,908
Net realized gain	8,139,084	12,992,264
Net change in unrealized appreciation (depreciation)	132,622,859	31,855,352
Net increase in net assets resulting from operations	144,907,364	60,676,524
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,559,179)	(5,605,832)
Advisor Class	—	(73,765)
Institutional Class	(12,481,060)	(20,065,559)
Institutional 2 Class	(1,092,716)	(1,857,526)
Institutional 3 Class	(3,531,022)	(5,640,361)
Class S	(1,438,248)	(2,130,710)
Total distributions to shareholders	(22,102,225)	(35,373,753)
Decrease in net assets from capital stock activity	(335,388)	(23,245,998)
Total increase in net assets	122,469,751	2,056,773
Net assets at beginning of period	576,341,099	574,284,326
Net assets at end of period	$698,810,850	$576,341,099
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia International Dividend Income Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 28, 2026 (Unaudited)		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	132,538	3,089,277	321,555	6,515,901
Distributions reinvested	148,267	3,324,722	274,208	5,229,300
Shares redeemed	(287,930)	(6,718,672)	(724,489)	(14,677,508)
Net decrease	(7,125)	(304,673)	(128,726)	(2,932,307)
Advisor Class
Shares sold	—	—	16,563	344,214
Distributions reinvested	—	—	3,512	73,747
Shares redeemed	—	—	(612,439)	(12,531,279)
Net decrease	—	—	(592,364)	(12,113,318)
Institutional Class
Shares sold	521,687	12,705,184	704,142	14,243,920
Distributions reinvested	535,904	12,068,994	1,011,196	19,413,394
Shares redeemed	(648,012)	(15,179,044)	(3,714,242)	(76,512,654)
Net increase (decrease)	409,579	9,595,134	(1,998,904)	(42,855,340)
Institutional 2 Class
Shares sold	62,707	1,483,891	141,337	2,810,504
Distributions reinvested	48,528	1,088,415	96,780	1,849,987
Shares redeemed	(87,109)	(2,065,071)	(333,282)	(6,641,693)
Net increase (decrease)	24,126	507,235	(95,165)	(1,981,202)
Institutional 3 Class
Shares sold	185,760	4,364,165	448,661	9,099,377
Distributions reinvested	157,106	3,531,022	294,141	5,640,342
Shares redeemed	(668,004)	(16,054,011)	(739,978)	(14,903,273)
Net increase (decrease)	(325,138)	(8,158,824)	2,824	(163,554)
Class S
Shares sold	715	16,712	1,865,677	39,159,501
Distributions reinvested	63,875	1,438,248	112,183	2,130,167
Shares redeemed	(149,387)	(3,429,220)	(222,486)	(4,489,945)
Net increase (decrease)	(84,797)	(1,974,260)	1,755,374	36,799,723
Total net increase (decrease)	16,645	(335,388)	(1,056,961)	(23,245,998)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund  | 2026
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2026 (Unaudited)	$21.98	0.13	5.35	5.48	(0.36)	(0.47)	(0.83)
Year Ended 8/31/2025	$21.05	0.54 (d)	1.67	2.21	(0.47)	(0.81)	(1.28)
Year Ended 8/31/2024	$18.45	0.39	2.84	3.23	(0.45)	(0.18)	(0.63)
Year Ended 8/31/2023	$16.22	0.37	2.23	2.60	(0.37)	—	(0.37)
Year Ended 8/31/2022	$21.61	0.35 (g)	(3.97)	(3.62)	(0.42)	(1.35)	(1.77)
Year Ended 8/31/2021	$17.70	0.30	4.20	4.50	(0.20)	(0.39)	(0.59)
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$22.08	0.16	5.37	5.53	(0.38)	(0.47)	(0.85)
Year Ended 8/31/2025	$21.14	0.59 (d)	1.68	2.27	(0.52)	(0.81)	(1.33)
Year Ended 8/31/2024	$18.52	0.44	2.86	3.30	(0.50)	(0.18)	(0.68)
Year Ended 8/31/2023	$16.29	0.41	2.23	2.64	(0.41)	—	(0.41)
Year Ended 8/31/2022	$21.69	0.40 (g)	(3.98)	(3.58)	(0.47)	(1.35)	(1.82)
Year Ended 8/31/2021	$17.76	0.35	4.22	4.57	(0.25)	(0.39)	(0.64)
Institutional 2 Class
Six Months Ended 2/28/2026 (Unaudited)	$22.00	0.17	5.36	5.53	(0.40)	(0.47)	(0.87)
Year Ended 8/31/2025	$21.07	0.62 (d)	1.67	2.29	(0.55)	(0.81)	(1.36)
Year Ended 8/31/2024	$18.46	0.46	2.85	3.31	(0.52)	(0.18)	(0.70)
Year Ended 8/31/2023	$16.24	0.44	2.21	2.65	(0.43)	—	(0.43)
Year Ended 8/31/2022	$21.63	0.55 (g)	(4.09)	(3.54)	(0.50)	(1.35)	(1.85)
Year Ended 8/31/2021	$17.72	0.38	4.20	4.58	(0.28)	(0.39)	(0.67)
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia International Dividend Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2026 (Unaudited)	$26.63	25.66%	1.24%	1.18% (c)	1.11%	3%	$115,071
Year Ended 8/31/2025	$21.98	11.53%	1.29% (e)	1.21% (e),(f)	2.67% (d)	13%	$95,133
Year Ended 8/31/2024	$21.05	17.92%	1.31% (e)	1.24% (e),(f)	2.04%	39%	$93,826
Year Ended 8/31/2023	$18.45	16.17%	1.35%	1.27% (f)	2.07%	31%	$80,500
Year Ended 8/31/2022	$16.22	(18.02% )	1.34% (e)	1.26% (e),(f)	1.82%	34%	$71,242
Year Ended 8/31/2021	$21.61	25.78%	1.34% (e),(h)	1.24% (e),(f),(h)	1.51%	28%	$82,701
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$26.76	25.83%	0.99%	0.93% (c)	1.36%	3%	$404,019
Year Ended 8/31/2025	$22.08	11.81%	1.04% (e)	0.96% (e),(f)	2.89% (d)	13%	$324,364
Year Ended 8/31/2024	$21.14	18.23%	1.06% (e)	0.99% (e),(f)	2.25%	39%	$352,835
Year Ended 8/31/2023	$18.52	16.39%	1.10%	1.02% (f)	2.30%	31%	$331,734
Year Ended 8/31/2022	$16.29	(17.78% )	1.09% (e)	1.01% (e),(f)	2.06%	34%	$303,028
Year Ended 8/31/2021	$21.69	26.11%	1.09% (e),(h)	0.99% (e),(f),(h)	1.76%	28%	$374,189
Institutional 2 Class
Six Months Ended 2/28/2026 (Unaudited)	$26.66	25.92%	0.87%	0.81%	1.48%	3%	$34,196
Year Ended 8/31/2025	$22.00	11.96%	0.89% (e)	0.81% (e)	3.04% (d)	13%	$27,696
Year Ended 8/31/2024	$21.07	18.39%	0.89% (e)	0.85% (e)	2.36%	39%	$28,531
Year Ended 8/31/2023	$18.46	16.56%	0.91%	0.88%	2.52%	31%	$34,789
Year Ended 8/31/2022	$16.24	(17.66% )	0.92% (e)	0.88% (e)	3.06%	34%	$18,344
Year Ended 8/31/2021	$21.63	26.23%	0.91% (e),(h)	0.86% (e),(h)	1.88%	28%	$1,219
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund  | 2026
11

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2026 (Unaudited)	$22.05	0.18	5.37	5.55	(0.41)	(0.47)	(0.88)
Year Ended 8/31/2025	$21.12	0.63 (d)	1.67	2.30	(0.56)	(0.81)	(1.37)
Year Ended 8/31/2024	$18.50	0.48	2.85	3.33	(0.53)	(0.18)	(0.71)
Year Ended 8/31/2023	$16.27	0.47	2.20	2.67	(0.44)	—	(0.44)
Year Ended 8/31/2022	$21.67	0.43 (g)	(3.97)	(3.54)	(0.51)	(1.35)	(1.86)
Year Ended 8/31/2021	$17.75	0.39	4.21	4.60	(0.29)	(0.39)	(0.68)
Class S
Six Months Ended 2/28/2026 (Unaudited)	$22.08	0.16	5.37	5.53	(0.38)	(0.47)	(0.85)
Year Ended 8/31/2025(i)	$21.09	0.56 (d)	1.61	2.17	(0.37)	(0.81)	(1.18)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 8/31/2025
Class A	0.08	0.39
Institutional Class	0.08	0.39
Institutional 2 Class	0.08	0.39
Institutional 3 Class	0.08	0.39
Class S	0.07	0.39

(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of 0.01%.
(g)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.01 per share.
(h)	Ratios include line of credit interest expense which is less than 0.01%.
(i)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia International Dividend Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2026 (Unaudited)	$26.72	25.94%	0.82%	0.76%	1.53%	3%	$100,821
Year Ended 8/31/2025	$22.05	11.98%	0.84% (e)	0.77% (e)	3.10% (d)	13%	$90,384
Year Ended 8/31/2024	$21.12	18.46%	0.84%	0.80%	2.47%	39%	$86,487
Year Ended 8/31/2023	$18.50	16.65%	0.86%	0.83%	2.65%	31%	$71,437
Year Ended 8/31/2022	$16.27	(17.63% )	0.85% (e)	0.82% (e)	2.24%	34%	$43,292
Year Ended 8/31/2021	$21.67	26.30%	0.86% (e),(h)	0.81% (e),(h)	1.95%	28%	$42,318
Class S
Six Months Ended 2/28/2026 (Unaudited)	$26.76	25.83%	0.99%	0.93% (c)	1.36%	3%	$44,704
Year Ended 8/31/2025 (i)	$22.08	11.28%	1.05% (e)	0.96% (e)	3.08% (d)	13%	$38,764
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia International Dividend Income Fund  | 2026
13

Notes to Financial Statements
February 28, 2026 (Unaudited)
Note 1. Organization
Columbia International Dividend Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
14
Columbia International Dividend Income Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of
Columbia International Dividend Income Fund  | 2026
15

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
16
Columbia International Dividend Income Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2026 was 0.76% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships, and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), provide such services to the Fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia International Dividend Income Fund  | 2026
17

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.18
Institutional Class	0.18
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class S	0.18
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2026, these minimum account balance fees reduced total expenses of the Fund by $21,418.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, a distribution and shareholder service plan (the Plan) applicable to Class A shares, which sets the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plan, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	28,472

18
Columbia International Dividend Income Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2026 through December 31, 2026 (%)	Prior to January 1, 2026 (%)
Class A	1.20	1.20
Institutional Class	0.95	0.95
Institutional 2 Class	0.82	0.80
Institutional 3 Class	0.77	0.76
Class S	0.95	0.95
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
440,403,000	266,090,000	(10,564,000)	255,526,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia International Dividend Income Fund  | 2026
19

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $17,304,280 and $34,063,700, respectively, for the six months ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
20
Columbia International Dividend Income Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
The Fund had no borrowings during the six months ended February 28, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia International Dividend Income Fund  | 2026
21

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia International Dividend Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR154_08_T01_(04/26)

Columbia Global Technology Growth Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Global Technology Growth Fund | 2026

Portfolio of Investments
February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.8%
Issuer	Shares	Value ($)
Canada 0.8%
Shopify, Inc., Class A(a)	281,369	33,969,679
China 0.1%
Alibaba Group Holding Ltd., ADR	15,949	2,298,410
France 0.1%
Dassault Systemes SE	135,343	2,963,844
Germany 0.0%
SAP SE, ADR	11,230	2,263,182
Ireland 0.3%
Seagate Technology Holdings PLC	32,125	13,101,860
Israel 0.1%
Wix.com Ltd.(a)	34,024	2,397,331
Japan 0.4%
Advantest Corp.	26,100	4,519,724
Keyence Corp.	33,400	14,076,488
Total		18,596,212
Netherlands 3.3%
ASML Holding NV	81,618	118,391,806
NXP Semiconductors NV	126,931	28,814,606
Total		147,206,412
South Korea 1.9%
Samsung Electronics Co., Ltd.	444,334	66,504,063
SK Hynix, Inc.	27,009	19,970,252
Total		86,474,315
Switzerland 0.5%
STMicroelectronics NV, Registered Shares	136,192	4,577,413
TE Connectivity PLC	82,934	19,087,260
Total		23,664,673
Taiwan 4.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	495,121	185,462,424
United Kingdom 0.2%
RELX PLC	280,379	9,794,584
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 86.9%
Accenture PLC, Class A	60,749	12,679,531
Adobe, Inc.(a)	32,609	8,556,928
Advanced Micro Devices, Inc.(a)	119,845	23,994,167
Airbnb, Inc., Class A(a)	60,504	8,174,695
Akamai Technologies, Inc.(a)	49,031	4,824,160
Alphabet, Inc., Class A	620,843	193,554,014
Amazon.com, Inc.(a)	577,341	121,241,610
Amphenol Corp., Class A	244,830	35,759,870
Analog Devices, Inc.	143,431	51,031,316
Apple, Inc.	1,336,013	352,947,914
Applied Materials, Inc.	277,038	103,141,247
AppLovin Corp.(a)	29,219	12,703,545
Arista Networks, Inc.(a)	248,950	33,234,825
Astera Labs, Inc.(a)	82,378	9,788,978
Atlassian Corp., Class A(a)	68,267	5,128,900
Autodesk, Inc.(a)	43,502	10,695,837
Automatic Data Processing, Inc.	9,551	2,047,352
BILL Holdings, Inc.(a)	130,262	5,797,962
Block, Inc., Class A(a)	138,111	8,797,671
Booking Holdings, Inc.	4,300	18,229,205
Broadcom, Inc.	1,138,079	363,673,144
Cadence Design Systems, Inc.(a)	82,629	24,904,381
CDW Corp.	50,391	6,179,952
Ciena Corp.(a)	7,343	2,560,504
Cisco Systems, Inc.	414,178	32,910,584
Corning, Inc.	205,353	30,880,984
CoStar Group, Inc.(a)	98,272	4,385,879
Crowdstrike Holdings, Inc., Class A(a)	117,521	43,715,462
Datadog, Inc., Class A(a)	46,752	5,234,354
DoorDash, Inc., Class A(a)	42,998	7,587,857
Eaton Corp. PLC	21,684	8,151,449
Fidelity National Information Services, Inc.	81,507	4,153,597
Fiserv, Inc.(a)	37,238	2,319,555
Global Payments, Inc.	59,194	4,525,973
GoDaddy, Inc., Class A(a)	53,813	4,690,341
HubSpot, Inc.(a)	24,845	6,571,751
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund  | 2026
3

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Intel Corp.(a)	454,510	20,730,201
International Business Machines Corp.	58,136	13,964,849
Intuit, Inc.	65,684	26,866,727
Keysight Technologies, Inc.(a)	36,183	11,120,121
KLA Corp.	13,421	20,460,986
Kratos Defense & Security Solutions, Inc.(a)	66,105	5,696,929
Lam Research Corp.	1,190,228	278,382,427
Lumentum Holdings, Inc.(a)	26,036	18,248,893
Marvell Technology, Inc.	267,265	21,832,878
MasterCard, Inc., Class A	115,670	59,825,681
Meta Platforms, Inc., Class A	162,185	105,125,073
Microchip Technology, Inc.	165,038	12,318,436
Micron Technology, Inc.	331,593	136,739,005
Microsoft Corp.	727,625	285,767,443
MongoDB, Inc.(a)	39,403	12,942,703
Motorola Solutions, Inc.	55,021	26,534,427
NetApp, Inc.	146,540	14,511,856
Netflix, Inc.(a)	525,342	50,558,914
NVIDIA Corp.	3,745,492	663,663,728
ON Semiconductor Corp.(a)	80,526	5,353,369
Oracle Corp.	256,940	37,359,076
Palantir Technologies, Inc., Class A(a)	135,635	18,607,766
Palo Alto Networks, Inc.(a)	44,344	6,603,709
Pure Storage, Inc., Class A(a)	62,138	3,990,502
QUALCOMM, Inc.	123,515	17,583,595
Reddit, Inc., Class A(a)	94,828	13,826,871
Robinhood Markets, Inc., Class A(a)	237,659	18,026,435
Roblox Corp., Class A(a)	118,796	8,156,533
Salesforce, Inc.	88,236	17,187,490
Sandisk Corp.(a)	8,733	5,548,599
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	212,733	22,977,291
Snowflake, Inc., Class A(a)	83,259	14,021,648
Spotify Technology SA(a)	33,324	17,159,861
Synopsys, Inc.(a)	146,187	60,521,418
Take-Two Interactive Software, Inc.(a)	44,542	9,419,742
Tesla, Inc.(a)	28,647	11,530,704
Texas Instruments, Inc.	87,180	18,491,750
T-Mobile US, Inc.	63,871	13,865,755
Trade Desk, Inc. (The), Class A(a)	110,719	2,637,327
Tyler Technologies, Inc.(a)	16,143	5,725,761
Uber Technologies, Inc.(a)	355,965	26,846,880
VeriSign, Inc.	25,047	5,709,213
Vertiv Holdings Co.	62,918	16,037,169
Visa, Inc., Class A	226,930	72,649,370
Walt Disney Co. (The)	88,854	9,422,078
Western Digital Corp.	131,010	36,643,497
Zscaler, Inc.(a)	39,070	5,742,899
Total		3,861,713,079
Total Common Stocks (Cost $986,825,943)		4,389,906,005

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(b),(c)	54,432,862	54,421,976
Total Money Market Funds (Cost $54,408,076)		54,421,976
Total Investments in Securities (Cost $1,041,234,019)		4,444,327,981
Other Assets & Liabilities, Net		1,264,469
Net Assets		$4,445,592,450
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Global Technology Growth Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	59,412,650	234,726,673	(239,724,763)	7,416	54,421,976	(2,003)	1,564,361	54,432,862
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund  | 2026
5

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Canada	33,969,679	—	—	33,969,679
China	2,298,410	—	—	2,298,410
France	—	2,963,844	—	2,963,844
Germany	2,263,182	—	—	2,263,182
Ireland	13,101,860	—	—	13,101,860
Israel	2,397,331	—	—	2,397,331
Japan	—	18,596,212	—	18,596,212
Netherlands	147,206,412	—	—	147,206,412
South Korea	—	86,474,315	—	86,474,315
Switzerland	23,664,673	—	—	23,664,673
Taiwan	185,462,424	—	—	185,462,424
United Kingdom	—	9,794,584	—	9,794,584
United States	3,861,713,079	—	—	3,861,713,079
Total Common Stocks	4,272,077,050	117,828,955	—	4,389,906,005
Money Market Funds	54,421,976	—	—	54,421,976
Total Investments in Securities	4,326,499,026	117,828,955	—	4,444,327,981
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Global Technology Growth Fund  | 2026

Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $986,825,943)	$4,389,906,005
Affiliated issuers (cost $54,408,076)	54,421,976
Receivable for:
Investments sold	2,127,232
Capital shares sold	1,765,078
Dividends	1,669,848
Foreign tax reclaims	36,462
Prepaid expenses	9,091
Deferred compensation of board members	183,392
Other assets	19,978
Total assets	4,450,139,062
Liabilities
Payable for:
Investments purchased	5,922
Capital shares redeemed	3,863,350
Management services fees	96,737
Distribution and/or service fees	12,464
Transfer agent fees	236,274
Compensation of chief compliance officer	351
Compensation of board members	4,406
Other expenses	49,649
Deferred compensation of board members	277,459
Total liabilities	4,546,612
Net assets applicable to outstanding capital stock	$4,445,592,450
Represented by
Paid in capital	1,008,429,248
Total distributable earnings (loss)	3,437,163,202
Total - representing net assets applicable to outstanding capital stock	$4,445,592,450
Class A
Net assets	$1,053,025,443
Shares outstanding	10,137,633
Net asset value per share	$103.87
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$110.21
Class C
Net assets	$185,616,154
Shares outstanding	2,137,161
Net asset value per share	$86.85
Institutional Class
Net assets	$1,921,537,063
Shares outstanding	17,391,545
Net asset value per share	$110.49
Institutional 2 Class
Net assets	$356,865,900
Shares outstanding	3,145,440
Net asset value per share	$113.46
Institutional 3 Class
Net assets	$848,779,484
Shares outstanding	7,437,627
Net asset value per share	$114.12
Class S
Net assets	$79,768,406
Shares outstanding	721,967
Net asset value per share	$110.49
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund  | 2026
7

Statement of Operations
Six Months Ended February 28, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$10,793,150
Dividends — affiliated issuers	1,564,361
Foreign taxes withheld	(324,915)
Total income	12,032,596
Expenses:
Management services fees	17,456,538
Distribution and/or service fees
Class A	1,338,964
Class C	976,733
Transfer agent fees
Class A	522,357
Class C	95,275
Institutional Class	921,946
Institutional 2 Class	93,645
Institutional 3 Class	16,927
Class S	40,101
Custodian fees	17,804
Printing and postage fees	57,598
Registration fees	86,445
Accounting services fees	16,248
Legal fees	41,984
Compensation of chief compliance officer	351
Compensation of board members	28,024
Deferred compensation of board members	15,307
Other	31,645
Total expenses	21,757,892
Expense reduction	(240)
Total net expenses	21,757,652
Net investment loss	(9,725,056)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	77,851,186
Investments — affiliated issuers	(2,003)
Foreign currency translations	216,015
Net realized gain	78,065,198
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	284,294,868
Investments — affiliated issuers	7,416
Foreign currency translations	(2,608)
Net change in unrealized appreciation (depreciation)	284,299,676
Net realized and unrealized gain	362,364,874
Net increase in net assets resulting from operations	$352,639,818
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Global Technology Growth Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations
Net investment loss	$(9,725,056)	$(13,394,841)
Net realized gain	78,065,198	132,389,672
Net change in unrealized appreciation (depreciation)	284,299,676	656,083,284
Net increase in net assets resulting from operations	352,639,818	775,078,115
Distributions to shareholders
Net investment income and net realized gains
Class A	(34,272,615)	(9,657,542)
Class C	(7,396,702)	(2,498,787)
Institutional Class	(58,620,783)	(15,270,914)
Institutional 2 Class	(10,241,640)	(2,968,316)
Institutional 3 Class	(25,498,481)	(6,869,383)
Class S	(2,466,095)	(764,595)
Total distributions to shareholders	(138,496,316)	(38,029,537)
Increase (decrease) in net assets from capital stock activity	158,821,194	(95,343,956)
Total increase in net assets	372,964,696	641,704,622
Net assets at beginning of period	4,072,627,754	3,430,923,132
Net assets at end of period	$4,445,592,450	$4,072,627,754
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund  | 2026
9

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 28, 2026 (Unaudited)		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	575,371	60,775,386	1,497,384	129,286,328
Distributions reinvested	305,411	31,243,542	97,575	8,793,416
Shares redeemed	(983,810)	(104,270,140)	(1,783,289)	(151,323,232)
Net decrease	(103,028)	(12,251,212)	(188,330)	(13,243,488)
Advisor Class
Shares sold	—	—	101,584	9,125,608
Shares redeemed	—	—	(1,994,262)	(184,342,344)
Net decrease	—	—	(1,892,678)	(175,216,736)
Class C
Shares sold	148,054	13,197,241	329,946	24,102,813
Distributions reinvested	84,182	7,211,023	31,689	2,424,555
Shares redeemed	(386,325)	(34,233,893)	(827,502)	(60,326,977)
Net decrease	(154,089)	(13,825,629)	(465,867)	(33,799,609)
Institutional Class
Shares sold	2,605,867	298,589,054	4,672,601	423,837,122
Distributions reinvested	483,854	52,619,114	142,904	13,631,640
Shares redeemed	(1,579,394)	(177,496,394)	(4,216,306)	(373,502,990)
Net increase	1,510,327	173,711,774	599,199	63,965,772
Institutional 2 Class
Shares sold	469,741	54,164,754	687,591	63,818,207
Distributions reinvested	91,620	10,231,250	30,318	2,965,409
Shares redeemed	(520,261)	(61,183,839)	(784,072)	(70,589,072)
Net increase (decrease)	41,100	3,212,165	(66,163)	(3,805,456)
Institutional 3 Class
Shares sold	709,202	83,652,388	1,451,563	137,256,121
Distributions reinvested	174,539	19,602,481	52,774	5,188,246
Shares redeemed	(787,982)	(91,417,356)	(1,519,798)	(141,442,428)
Net increase (decrease)	95,759	11,837,513	(15,461)	1,001,939
Class S
Shares sold	3,175	357,632	852,469	74,503,476
Distributions reinvested	22,675	2,466,095	8,016	764,595
Shares redeemed	(59,493)	(6,687,144)	(104,875)	(9,514,449)
Net increase (decrease)	(33,643)	(3,863,417)	755,610	65,753,622
Total net increase (decrease)	1,356,426	158,821,194	(1,273,690)	(95,343,956)
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Global Technology Growth Fund  | 2026

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Columbia Global Technology Growth Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2026 (Unaudited)	$98.80	(0.32)	8.82	8.50	(3.43)	(3.43)
Year Ended 8/31/2025	$80.90	(0.46)	19.29	18.83	(0.93)	(0.93)
Year Ended 8/31/2024	$62.21	(0.33)	20.59	20.26	(1.57)	(1.57)
Year Ended 8/31/2023	$49.88	(0.18)	14.05	13.87	(1.54)	(1.54)
Year Ended 8/31/2022	$68.96	(0.31)	(15.91)	(16.22)	(2.86)	(2.86)
Year Ended 8/31/2021	$52.81	(0.34)	17.02	16.68	(0.53)	(0.53)
Class C
Six Months Ended 2/28/2026 (Unaudited)	$83.44	(0.60)	7.44	6.84	(3.43)	(3.43)
Year Ended 8/31/2025	$68.96	(0.93)	16.34	15.41	(0.93)	(0.93)
Year Ended 8/31/2024	$53.63	(0.74)	17.64	16.90	(1.57)	(1.57)
Year Ended 8/31/2023	$43.55	(0.49)	12.11	11.62	(1.54)	(1.54)
Year Ended 8/31/2022	$60.51	(0.67)	(13.93)	(14.60)	(2.36)	(2.36)
Year Ended 8/31/2021	$46.75	(0.69)	14.98	14.29	(0.53)	(0.53)
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$104.76	(0.20)	9.36	9.16	(3.43)	(3.43)
Year Ended 8/31/2025	$85.51	(0.26)	20.44	20.18	(0.93)	(0.93)
Year Ended 8/31/2024	$65.51	(0.16)	21.73	21.57	(1.57)	(1.57)
Year Ended 8/31/2023	$52.31	(0.06)	14.80	14.74	(1.54)	(1.54)
Year Ended 8/31/2022	$72.17	(0.17)	(16.66)	(16.83)	(3.03)	(3.03)
Year Ended 8/31/2021	$55.18	(0.20)	17.79	17.59	(0.60)	(0.60)
Institutional 2 Class
Six Months Ended 2/28/2026 (Unaudited)	$107.46	(0.18)	9.61	9.43	(3.43)	(3.43)
Year Ended 8/31/2025	$87.66	(0.22)	20.95	20.73	(0.93)	(0.93)
Year Ended 8/31/2024	$67.08	(0.13)	22.28	22.15	(1.57)	(1.57)
Year Ended 8/31/2023	$53.50	(0.03)	15.15	15.12	(1.54)	(1.54)
Year Ended 8/31/2022	$73.74	(0.14)	(17.03)	(17.17)	(3.07)	(3.07)
Year Ended 8/31/2021	$56.36	(0.17)	18.18	18.01	(0.63)	(0.63)
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Global Technology Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2026 (Unaudited)	$103.87	8.66%	1.14%	1.14% (c)	(0.60% )	5%	$1,053,025
Year Ended 8/31/2025	$98.80	23.39%	1.16%	1.16% (c)	(0.53% )	6%	$1,011,762
Year Ended 8/31/2024	$80.90	33.13%	1.17%	1.17% (c)	(0.47% )	7%	$843,653
Year Ended 8/31/2023	$62.21	28.98%	1.19%	1.19% (c)	(0.35% )	7%	$625,054
Year Ended 8/31/2022	$49.88	(24.57% )	1.18%	1.18% (c)	(0.52% )	8%	$521,027
Year Ended 8/31/2021	$68.96	31.80%	1.18%	1.18% (c)	(0.57% )	18%	$733,206
Class C
Six Months Ended 2/28/2026 (Unaudited)	$86.85	8.26%	1.89%	1.89% (c)	(1.35% )	5%	$185,616
Year Ended 8/31/2025	$83.44	22.47%	1.91%	1.91% (c)	(1.28% )	6%	$191,185
Year Ended 8/31/2024	$68.96	32.15%	1.92%	1.92% (c)	(1.22% )	7%	$190,130
Year Ended 8/31/2023	$53.63	28.00%	1.94%	1.94% (c)	(1.10% )	7%	$162,520
Year Ended 8/31/2022	$43.55	(25.12% )	1.92%	1.92% (c)	(1.27% )	8%	$152,317
Year Ended 8/31/2021	$60.51	30.80%	1.93%	1.93% (c)	(1.32% )	18%	$242,186
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$110.49	8.80%	0.90%	0.90% (c)	(0.35% )	5%	$1,921,537
Year Ended 8/31/2025	$104.76	23.71%	0.91%	0.91% (c)	(0.28% )	6%	$1,663,671
Year Ended 8/31/2024	$85.51	33.47%	0.92%	0.92% (c)	(0.22% )	7%	$1,306,801
Year Ended 8/31/2023	$65.51	29.30%	0.94%	0.94% (c)	(0.10% )	7%	$955,376
Year Ended 8/31/2022	$52.31	(24.38% )	0.92%	0.92% (c)	(0.27% )	8%	$813,076
Year Ended 8/31/2021	$72.17	32.11%	0.93%	0.93% (c)	(0.32% )	18%	$1,418,896
Institutional 2 Class
Six Months Ended 2/28/2026 (Unaudited)	$113.46	8.83%	0.85%	0.85%	(0.31% )	5%	$356,866
Year Ended 8/31/2025	$107.46	23.76%	0.86%	0.86%	(0.23% )	6%	$333,596
Year Ended 8/31/2024	$87.66	33.55%	0.87%	0.87%	(0.17% )	7%	$277,911
Year Ended 8/31/2023	$67.08	29.36%	0.88%	0.88%	(0.05% )	7%	$193,554
Year Ended 8/31/2022	$53.50	(24.33% )	0.87%	0.87%	(0.22% )	8%	$152,756
Year Ended 8/31/2021	$73.74	32.20%	0.87%	0.87%	(0.26% )	18%	$237,884
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund  | 2026
13

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 2/28/2026 (Unaudited)	$108.05	(0.15)	9.65	9.50	(3.43)	(3.43)
Year Ended 8/31/2025	$88.09	(0.17)	21.06	20.89	(0.93)	(0.93)
Year Ended 8/31/2024	$67.37	(0.09)	22.38	22.29	(1.57)	(1.57)
Year Ended 8/31/2023	$53.70	0.00	15.21	15.21	(1.54)	(1.54)
Year Ended 8/31/2022	$74.00	(0.11)	(17.09)	(17.20)	(3.10)	(3.10)
Year Ended 8/31/2021	$56.55	(0.14)	18.25	18.11	(0.66)	(0.66)
Class S
Six Months Ended 2/28/2026 (Unaudited)	$104.76	(0.20)	9.36	9.16	(3.43)	(3.43)
Year Ended 8/31/2025(d)	$85.90	(0.26)	20.05	19.79	(0.93)	(0.93)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Global Technology Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 2/28/2026 (Unaudited)	$114.12	8.84%	0.80%	0.80%	(0.26% )	5%	$848,779
Year Ended 8/31/2025	$108.05	23.82%	0.81%	0.81%	(0.18% )	6%	$793,259
Year Ended 8/31/2024	$88.09	33.61%	0.82%	0.82%	(0.12% )	7%	$648,071
Year Ended 8/31/2023	$67.37	29.42%	0.83%	0.83%	0.00%	7%	$443,760
Year Ended 8/31/2022	$53.70	(24.29% )	0.82%	0.82%	(0.16% )	8%	$435,424
Year Ended 8/31/2021	$74.00	32.27%	0.82%	0.82%	(0.21% )	18%	$446,103
Class S
Six Months Ended 2/28/2026 (Unaudited)	$110.49	8.80%	0.89%	0.89% (c)	(0.35% )	5%	$79,768
Year Ended 8/31/2025 (d)	$104.76	23.15%	0.92%	0.92%	(0.31% )	6%	$79,156
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Technology Growth Fund  | 2026
15

Notes to Financial Statements
February 28, 2026 (Unaudited)
Note 1. Organization
Columbia Global Technology Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
16
Columbia Global Technology Growth Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of
Columbia Global Technology Growth Fund  | 2026
17

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
18
Columbia Global Technology Growth Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2026 was 0.78% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Global Technology Growth Fund  | 2026
19

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
For the six months ended February 28, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class S	0.10
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2026, these minimum account balance fees reduced total expenses of the Fund by $240.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10% and 0.75% of the average daily net assets attributable to Class A and Class C shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	452,820
Class C	—	1.00 (b)	4,898

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
20
Columbia Global Technology Growth Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2026 through December 31, 2026 (%)	Prior to January 1, 2026 (%)
Class A	1.25	1.25
Class C	2.00	2.00
Institutional Class	1.00	1.00
Institutional 2 Class	0.95	0.95
Institutional 3 Class	0.90	0.91
Class S	1.00	1.00
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,041,234,000	3,463,203,000	(60,109,000)	3,403,094,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at August 31, 2025 as arising on September 1, 2025.
Late year ordinary losses ($)	Post-October capital losses ($)
9,588,093	—
Columbia Global Technology Growth Fund  | 2026
21

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $238,992,384 and $223,569,618, respectively, for the six months ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
22
Columbia Global Technology Growth Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
The Fund had no borrowings during the six months ended February 28, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Global Technology Growth Fund  | 2026
23

Columbia Global Technology Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR234_08_T01_(04/26)

Overseas SMA Completion Portfolio
Semi-Annual Financial Statements and Additional Information
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Overseas SMA Completion Portfolio | 2026

Portfolio of Investments
February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 93.2%
Issuer	Shares	Value ($)
Australia 5.0%
Northern Star Resources Ltd.	41,803	916,312
Canada 2.0%
Finning International, Inc.	5,466	368,501
France 1.7%
Eiffage SA	1,818	313,501
Germany 2.8%
Duerr AG	6,843	196,733
KION Group AG	4,685	317,965
Total		514,698
Greece 4.6%
Piraeus Bank SA(a)	86,879	833,569
Hong Kong 2.7%
BOC Hong Kong Holdings Ltd.	61,500	351,765
WH Group Ltd.	108,802	136,848
Total		488,613
Ireland 2.5%
Bank of Ireland Group PLC	23,667	460,827
Italy 7.8%
BPER Banca SPA	59,595	839,332
Buzzi SpA	4,869	280,715
PRADA SpA	53,000	300,452
Total		1,420,499
Japan 37.2%
Daiwabo Holdings Co., Ltd.	20,800	425,564
Iyogin Holdings, Inc.	20,000	433,481
Kinden Corp.	4,000	216,874
Macnica Holdings, Inc.	21,100	372,912
MatsukiyoCocokara & Co.	25,200	417,781
Mebuki Financial Group, Inc.	88,000	754,786
Medipal Holdings Corp.	17,500	342,940
Nippon Television Holdings, Inc.	17,000	370,043
Sankyo Co., Ltd.	36,100	508,903
Sanwa Holdings Corp.	7,400	195,837
SCREEN Holdings Co., Ltd.	1,600	233,244
Shimamura Co., Ltd.	21,800	501,379
Common Stocks (continued)
Issuer	Shares	Value ($)
Ship Healthcare Holdings, Inc.	9,600	169,178
Sundrug Co., Ltd.	5,300	143,288
Tokyo Tatemono Co., Ltd.	22,100	618,335
TOPPAN Holdings, Inc.	12,600	431,610
Toyota Tsusho Corp.	11,100	496,177
TV Asahi Holdings Corp.	7,200	155,865
Total		6,788,197
Jersey 2.2%
Yellow Cake PLC(a)	46,416	397,212
Netherlands 2.5%
ASR Nederland NV	6,380	463,589
Norway 2.6%
Leroy Seafood Group ASA	92,127	480,821
Poland 2.5%
Powszechna Kasa Oszczednosci Bank Polski SA	17,301	448,246
Singapore 2.5%
Venture Corp., Ltd.	36,800	454,395
South Africa 0.9%
Thungela Resources Ltd.	22,526	157,107
South Korea 1.6%
Youngone Corp.	4,412	296,220
Spain 0.7%
Endesa SA	3,001	122,429
Turkey 0.5%
Akbank T.A.S.	45,534	93,625
United Arab Emirates 4.4%
Emaar Properties PJSC	179,453	792,001
United Kingdom 6.5%
Centrica PLC	154,243	413,640
JD Sports Fashion PLC	250,007	275,414
TP Icap Group PLC	144,752	494,165
Total		1,183,219
Total Common Stocks (Cost $13,583,866)		16,993,581

The accompanying Notes to Financial Statements are an integral part of this statement.
Overseas SMA Completion Portfolio  | 2026
3

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Money Market Funds 5.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(b),(c)	1,058,084	1,057,872
Total Money Market Funds (Cost $1,057,766)		1,057,872
Total Investments in Securities (Cost $14,641,632)		18,051,453
Other Assets & Liabilities, Net		188,610
Net Assets		$18,240,063
At February 28, 2026, securities and/or cash totaling $23,058 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	5	03/2026	USD	791,275	18,939	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	30,001	7,562,764	(6,534,999)	106	1,057,872	238	10,016	1,058,084
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Overseas SMA Completion Portfolio  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Fair value measurements   (continued)
relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	916,312	—	916,312
Canada	368,501	—	—	368,501
France	—	313,501	—	313,501
Germany	—	514,698	—	514,698
Greece	833,569	—	—	833,569
Hong Kong	136,848	351,765	—	488,613
Ireland	—	460,827	—	460,827
Italy	—	1,420,499	—	1,420,499
Japan	561,069	6,227,128	—	6,788,197
Jersey	—	397,212	—	397,212
Netherlands	—	463,589	—	463,589
Norway	—	480,821	—	480,821
Poland	—	448,246	—	448,246
Singapore	—	454,395	—	454,395
South Africa	157,107	—	—	157,107
South Korea	—	296,220	—	296,220
Spain	—	122,429	—	122,429
Turkey	—	93,625	—	93,625
United Arab Emirates	—	792,001	—	792,001
United Kingdom	—	1,183,219	—	1,183,219
Total Common Stocks	2,057,094	14,936,487	—	16,993,581
Money Market Funds	1,057,872	—	—	1,057,872
Total Investments in Securities	3,114,966	14,936,487	—	18,051,453
Investments in Derivatives
Asset
Futures Contracts	18,939	—	—	18,939
Total	3,133,905	14,936,487	—	18,070,392
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Overseas SMA Completion Portfolio  | 2026
5

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Overseas SMA Completion Portfolio  | 2026

Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $13,583,866)	$16,993,581
Affiliated issuers (cost $1,057,766)	1,057,872
Margin deposits on:
Futures contracts	23,058
Receivable for:
Capital shares sold	194,854
Dividends	15,299
Foreign tax reclaims	6,972
Expense reimbursement due from Investment Manager	355
Prepaid expenses	1,116
Deferred compensation of board members	12,484
Other assets	44
Total assets	18,305,635
Liabilities
Payable for:
Capital shares redeemed	2,307
Variation margin for futures contracts	2,025
Transfer agent fees	3
Compensation of chief compliance officer	1
Accounting services fees	13,421
State registration fees	6,769
Compensation of board members	947
Other expenses	2,320
Deferred compensation of board members	37,779
Total liabilities	65,572
Net assets applicable to outstanding capital stock	$18,240,063
Represented by
Paid in capital	15,003,215
Total distributable earnings (loss)	3,236,848
Total - representing net assets applicable to outstanding capital stock	$18,240,063
Shares outstanding	909,226
Net asset value per share	20.06
The accompanying Notes to Financial Statements are an integral part of this statement.
Overseas SMA Completion Portfolio  | 2026
7

Statement of Operations
Six Months Ended February 28, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$97,393
Dividends — affiliated issuers	10,016
Foreign taxes withheld	(7,507)
Total income	99,902
Expenses:
Transfer agent fees	258
Custodian fees	8,131
Printing and postage fees	4,828
Registration fees	15,672
Accounting services fees	16,586
Legal fees	9,122
Compensation of chief compliance officer	1
Compensation of board members	5,533
Deferred compensation of board members	3,718
Other	2,260
Total expenses	66,109
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(66,109)
Total net expenses	—
Net investment income	99,902
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	431,178
Investments — affiliated issuers	238
Foreign currency translations	(893)
Futures contracts	20,291
Net realized gain	450,814
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,429,186
Investments — affiliated issuers	106
Foreign currency translations	(25)
Futures contracts	18,939
Net change in unrealized appreciation (depreciation)	1,448,206
Net realized and unrealized gain	1,899,020
Net increase in net assets resulting from operations	$1,998,922
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Overseas SMA Completion Portfolio  | 2026

Statement of Changes in Net Assets

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations
Net investment income	$99,902	$216,544
Net realized gain	450,814	402,331
Net change in unrealized appreciation (depreciation)	1,448,206	1,128,407
Net increase in net assets resulting from operations	1,998,922	1,747,282
Distributions to shareholders
Net investment income and net realized gains	(330,186)	(288,144)
Total distributions to shareholders	(330,186)	(288,144)
Increase in net assets from capital stock activity	8,017,527	1,229,199
Total increase in net assets	9,686,263	2,688,337
Net assets at beginning of period	8,553,800	5,865,463
Net assets at end of period	$18,240,063	$8,553,800

	Six Months Ended		Year Ended
	February 28, 2026 (Unaudited)		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Shares sold	491,019	9,307,855	242,582	3,782,407
Distributions reinvested	17,984	330,186	22,182	288,144
Shares redeemed	(87,728)	(1,620,514)	(193,552)	(2,841,352)
Total net increase	421,275	8,017,527	71,212	1,229,199
The accompanying Notes to Financial Statements are an integral part of this statement.
Overseas SMA Completion Portfolio  | 2026
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Per share data
Net asset value, beginning of period	$17.53	$14.07	$12.42	$11.05	$15.65	$12.14
Income from investment operations:
Net investment income	0.16	0.54	0.52	0.51	0.45	0.41
Net realized and unrealized gain (loss)	2.90	3.75	1.85	1.31	(4.10)	3.30
Total from investment operations	3.06	4.29	2.37	1.82	(3.65)	3.71
Less distributions to shareholders from:
Net investment income	(0.53)	(0.83)	(0.72)	(0.45)	(0.51)	(0.19)
Net realized gains	—	—	—	—	(0.44)	(0.01)
Total distributions to shareholders	(0.53)	(0.83)	(0.72)	(0.45)	(0.95)	(0.20)
Net asset value, end of period	$20.06	$17.53	$14.07	$12.42	$11.05	$15.65
Total return	17.72%	32.51%	19.83%	16.82%	(24.44%)	30.77%
Ratios to average net assets
Total gross expenses(a)	1.15%	2.17%(b)	2.35%(c)	2.15%(b)	1.60%(c),(d)	1.73%
Total net expenses(a),(e)	0.00%	0.00%(b)	0.00%(c)	0.00%(b)	0.00%(c),(d)	0.00%
Net investment income	1.74%	3.72%	4.11%	4.29%	3.39%	2.81%
Supplemental data
Portfolio turnover	17%	55%	51%	33%	53%	33%
Net assets, end of period (in thousands)	$18,240	$8,554	$5,865	$6,705	$4,923	$8,022

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Ratios include interfund lending expense. For the periods indicated below, if interfund lending expense had been excluded, expenses would have been lower by:

Class	2/28/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021
No Class	—%	0.01%	—%	less than 0.01%	—%	—%

(c)	Ratios include line of credit interest expense. For the periods indicated below, if line of credit interest expense had been excluded, expenses would have been lower by:

Class	8/31/2024	8/31/2022
No Class	0.01%	less than 0.01%

(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Overseas SMA Completion Portfolio  | 2026

Notes to Financial Statements
February 28, 2026 (Unaudited)
Note 1. Organization
Overseas SMA Completion Portfolio (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Shares of the Fund may only be purchased and held by or on behalf of separately managed account (SMA) clients.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Overseas SMA Completion Portfolio  | 2026
11

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any
12
Overseas SMA Completion Portfolio  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Overseas SMA Completion Portfolio  | 2026
13

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	18,939 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	20,291

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	18,939
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended February 28, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	308,743
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
14
Overseas SMA Completion Portfolio  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Overseas SMA Completion Portfolio  | 2026
15

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund does not pay a management fee to Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). However, Fund shares may only be purchased and held by or on behalf of SMAs where the Investment Manager has an agreement with the SMA program sponsor (the Program Sponsor), or directly with the SMA client, to provide investment management services to the Program Sponsor or the SMA. SMAs pay a fee directly, or indirectly through Program Sponsors, to the Investment Manager for providing investment management services to the Program Sponsor or the SMA, including on assets that may be invested in the Fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
16
Overseas SMA Completion Portfolio  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
For the six months ended February 28, 2026, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was 0.00%.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2026, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the underlying funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.00% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
14,642,000	3,526,000	(98,000)	3,428,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(365,389)	(52,225)	(417,614)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Overseas SMA Completion Portfolio  | 2026
17

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $8,610,984 and $1,964,663, respectively, for the six months ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended February 28, 2026.
18
Overseas SMA Completion Portfolio  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At February 28, 2026, one unaffiliated shareholder of record owned 86.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
Overseas SMA Completion Portfolio  | 2026
19

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
20
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[THIS PAGE INTENTIONALLY LEFT BLANK]

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Overseas SMA Completion Portfolio
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investment-products/managed-accounts/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investment-products/managed-accounts/
SAR307_08_T01_(04/26)

Multisector Bond SMA Completion Portfolio
Semi-Annual Financial Statements and Additional Information
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multisector Bond SMA Completion Portfolio | 2026

Portfolio of Investments
February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 15.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Master Trust(a)
Series 2025-1A Class A
02/15/2033	4.990%	969,000	976,207
Carlyle US CLO Ltd.(a),(b)
Series 2023-3A Class A1R
3-month Term SOFR + 1.230% Floor 1.230% 10/15/2038	5.135%	2,000,000	2,003,988
Carvana Auto Receivables Trust(a)
Series 2024-N2 Class A3
07/10/2028	5.710%	297,545	298,391
Cayuga Park CLO Ltd.(a),(b)
Series 2020-1A Class AR2
3-month Term SOFR + 1.200% Floor 1.200% 10/17/2038	4.868%	2,000,000	1,997,634
Greenacre Park CLO LLC(a),(b)
Series 2021-2A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 07/20/2038	5.368%	880,000	882,905
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A4
10/27/2059	5.150%	216,055	220,430
Madison Park Funding XLII Ltd.(a),(b)
Series 2013A Class BR2
3-month Term SOFR + 1.300% 11/21/2030	5.160%	700,000	700,395
Pagaya AI Debt Grantor Trust(a)
Series 2025-2 Class A2
10/15/2032	4.961%	422,396	424,832
Series 2025-R3 Class A
01/18/2033	4.841%	724,947	725,693
Series 2026-1 Class B
09/15/2033	5.370%	1,460,000	1,470,446
Pagaya AI Debt Trust(a)
Series 2025-4 Class A2
01/17/2033	5.373%	999,964	1,007,962
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-1 Class A
01/20/2034	5.715%	800,000	804,704
Rockland Park CLO Ltd.(a),(b)
Series 2021-1A Class BR
3-month Term SOFR + 1.650% Floor 1.650% 07/20/2038	5.318%	1,000,000	1,004,275
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Drive Auto Receivables Trust
Series 2024-3 Class A3
01/16/2029	5.630%	197,919	198,501
SBNA Auto Lease Trust(a)
Series 2024-A Class A4
01/22/2029	5.240%	500,000	501,165
SoFi Consumer Loan Program Trust(a)
Series 2025-1 Class A
02/27/2034	4.800%	72,896	73,123
Truist Bank Auto Credit-Linked Notes(a)
Series 2025-1 Class B
09/26/2033	4.728%	774,108	777,740
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST4 Class A
08/16/2032	5.495%	749,185	754,872
Upgrade Master Pass-Thru Trust Series(a)
Series 2025-ST8 Class A
12/15/2033	4.618%	637,180	638,491
Total Asset-Backed Securities — Non-Agency (Cost $15,424,415)			15,461,754

Corporate Bonds & Notes 0.8%

Banking 0.2%
Bank of America Corp.(c)
09/15/2029	5.819%	130,000	135,563
Midstream 0.6%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	700,000	622,118
Total Corporate Bonds & Notes (Cost $753,064)			757,681

Foreign Government Obligations(d),(e) 19.2%

Angola 0.8%
Angolan Government International Bond(a)
04/14/2032	8.750%	200,000	195,967
10/15/2035	9.875%	400,000	408,147
05/08/2048	9.375%	200,000	180,188
Total			784,302
Brazil 0.4%
Brazilian Government International Bond
01/07/2041	5.625%	200,000	187,578
01/12/2056	7.250%	200,000	203,066
Total			390,644
The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio  | 2026
3

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Chile 0.7%
Chile Government International Bond
05/07/2041	3.100%		500,000	394,804
Corp Nacional del Cobre de Chile(a)
01/26/2036	6.440%		200,000	218,710
01/30/2050	3.700%		200,000	145,638
Total				759,152
Colombia 1.3%
Colombia Government International Bond
01/30/2030	3.000%		200,000	179,993
02/02/2034	7.500%		800,000	831,645
09/18/2037	7.375%		200,000	203,463
05/15/2049	5.200%		200,000	147,359
Total				1,362,460
Dominican Republic 0.9%
Dominican Republic International Bond(a)
04/30/2044	7.450%		600,000	665,480
01/27/2045	6.850%		200,000	209,146
Total				874,626
Egypt 1.3%
Egypt Government International Bond(a)
04/16/2030	5.625%	EUR	200,000	233,075
01/31/2047	8.500%		200,000	191,258
02/16/2061	7.500%		1,100,000	935,765
Total				1,360,098
Ghana 0.4%
Ghana Government International Bond(a),(c)
07/03/2035	5.000%		400,000	362,073
Guatemala 0.8%
Guatemala Government Bond(a)
08/06/2031	6.050%		200,000	209,951
08/15/2036	6.250%		600,000	635,525
Total				845,476
Hungary 0.6%
Hungary Government International Bond(a)
09/22/2032	6.250%		400,000	429,816
09/23/2055	6.750%		200,000	214,569
Total				644,385
India 0.4%
Export-Import Bank of India(a)
01/15/2030	3.250%		200,000	193,781
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indian Railway Finance Corp., Ltd.(a)
02/10/2031	2.800%		200,000	186,346
Total				380,127
Indonesia 0.2%
PT Pertamina Persero(a)
02/09/2031	2.300%		200,000	179,785
Ivory Coast 1.3%
Ivory Coast Government International Bond(a)
01/30/2032	4.875%	EUR	200,000	231,487
06/15/2033	6.125%		600,000	594,859
01/30/2037	8.250%		500,000	545,270
Total				1,371,616
Kazakhstan 0.2%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		200,000	205,684
Malaysia 0.2%
Petronas Capital Ltd.(a)
04/03/2055	5.848%		200,000	213,198
Mexico 2.9%
Mexico Government International Bond
03/22/2033	5.375%		600,000	601,489
05/07/2036	6.000%		200,000	205,261
01/29/2038	6.625%		200,000	211,294
Petroleos Mexicanos
01/28/2031	5.950%		268,000	262,390
06/15/2035	6.625%		891,000	852,484
02/12/2048	6.350%		200,000	160,449
01/23/2050	7.690%		750,000	682,511
Total				2,975,878
Nigeria 0.4%
Nigeria Government International Bond(a)
11/28/2047	7.625%		400,000	378,749
Oman 0.2%
Oman Government International Bond(a)
01/17/2048	6.750%		200,000	220,524
Panama 0.2%
Panama Government International Bond
01/19/2033	3.298%		200,000	179,035
Paraguay 0.2%
Paraguay Government International Bond(a)
08/11/2044	6.100%		200,000	208,071
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Multisector Bond SMA Completion Portfolio  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Romania 1.4%
Romanian Government International Bond(a)
02/14/2031	3.000%		200,000	184,115
06/15/2048	5.125%		1,200,000	1,037,720
01/28/2050	3.375%	EUR	200,000	160,216
Total				1,382,051
Saudi Arabia 0.7%
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%		800,000	729,391
South Africa 0.9%
Republic of South Africa Government International Bond
09/30/2049	5.750%		800,000	673,836
04/20/2052	7.300%		200,000	202,314
Total				876,150
Turkey 2.2%
Turkey Government International Bond
05/11/2047	5.750%		700,000	571,486
Turkiye Government International Bond
02/12/2032	7.125%		1,600,000	1,673,735
Total				2,245,221
United Arab Emirates 0.6%
DP World Crescent Ltd.(a)
07/18/2029	3.875%		200,000	195,640
DP World Ltd.(a)
09/25/2048	5.625%		200,000	195,339
DP World PLC(a)
07/02/2037	6.850%		200,000	224,192
Total				615,171
Total Foreign Government Obligations (Cost $18,949,564)				19,543,867

Residential Mortgage-Backed Securities - Agency 52.4%

Fannie Mae REMICS(b)
CMO Series 2022-60A Class FA
30-day Average SOFR + 0.700% Floor 0.700%, Cap 6.000% 09/25/2052	4.367%		913,188	908,856
CMO Series 2024-95 Class HF
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 12/25/2054	5.067%		816,288	826,543
CMO Series 2025-35 Class MB
30-day Average SOFR + 4.450% Cap 8.550% 05/25/2055	8.117%		390,794	406,226
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-6 Class GF
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 02/25/2055	5.067%	792,106	799,687
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	4.517%	962,954	961,359
Fannie Mae REMICS(b),(f)
CMO Series 2025-104A Class SC
-1.0 x 30-day Average SOFR + 5.550% Cap 5.550% 12/25/2055	1.883%	4,866,330	386,289
Freddie Mac REMICS(b)
CMO Series 5462 Class FA
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	4.767%	827,368	832,522
CMO Series 5548 Class F
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.267%	413,109	412,177
Freddie Mac REMICS(b),(f)
CMO Series 5547 Class SE
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 06/25/2055	1.433%	9,487,034	499,018
Government National Mortgage Association(b),(f)
CMO Series 2024-151 Class DS
-1.0 x 30-day Average SOFR + 5.330% Cap 5.330% 09/20/2054	1.669%	8,434,076	429,240
Uniform Mortgage-Backed Security TBA(g)
03/12/2038	6.000%	4,874,478	4,999,695
03/13/2055	3.500%	6,075,000	5,724,354
03/13/2055	4.000%	7,590,000	7,376,063
03/13/2055	5.000%	10,100,000	10,145,303
03/12/2056	4.500%	8,981,000	8,880,863
03/12/2056	5.500%	9,603,857	9,757,834
Total Residential Mortgage-Backed Securities - Agency (Cost $52,895,131)			53,346,029

Residential Mortgage-Backed Securities - Non-Agency 8.4%

COLT Mortgage Loan Trust(a),(c)
CMO Series 2025-7 Class A2
06/25/2070	5.673%	715,462	724,957
EASY(a),(c)
CMO Series 2025-RTL1 Class A1
05/25/2040	6.456%	800,000	809,636
The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio  | 2026
5

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GITSIT Mortgage Loan Trust(a),(c)
CMO Series 2025-NPL2 Class A1
12/25/2055	5.425%	948,610	948,651
Homes Trust(a),(c)
CMO Series 2026-INV1 Class A1D
08/25/2060	5.077%	1,362,957	1,372,328
HTAP Issuer Trust(a)
CMO Series 2025-1 Class A
11/25/2042	6.500%	901,231	907,704
OBX Trust(a),(h)
CMO Series 2025-NQM13 Class A1
05/25/2065	5.441%	645,431	652,767
OBX Trust(a),(c)
CMO Series 2025-NQM4 Class A1
02/25/2055	5.400%	506,347	510,565
CMO Series 2025-NQM6 Class A1
03/25/2065	5.603%	537,987	544,652
PRPM Trust(a),(h)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.606%	717,084	726,604
Splitero Trust(a)
CMO Series 2025-1 Class A1
12/25/2055	5.750%	800,000	798,315
Verus Securitization Trust(a),(c)
CMO Series 2025-2 Class A1
03/25/2070	5.307%	555,719	559,757
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $8,483,908)			8,555,936

Senior Loans 23.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
Karman Holdings, Inc.(b),(i)
Term Loan
1-month Term SOFR + 2.750% 04/01/2032	6.423%	242,765	243,068
TransDigm, Inc.(b),(i)
Tranche N Term Loan
1-month Term SOFR + 2.500% 02/13/2033	6.160%	12,538	12,548
Total			255,616
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(i),(j)
Term Loan
3-month Term SOFR + 2.750% 05/28/2032	6.418%	90,498	90,442
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.3%
Clarios Global LP(b),(i)
1st Lien Term Loan
1-month Term SOFR + 2.500% 05/06/2030	6.173%	299,244	298,122
Brokerage/Asset Managers/Exchanges 0.5%
Chicago US Midco III LP(b),(i),(j)
Delayed Draw Term Loan
3-month Term SOFR + 1.250% 11/01/2032	1.250%	15,240	15,012
Chicago US Midco III LP(b),(i)
Term Loan
1-month Term SOFR + 2.500% 11/01/2032	6.173%	102,617	101,078
Focus Financial Partners LLC(b),(i)
Tranche C Term Loan
1-month Term SOFR + 2.500% 09/15/2031	6.173%	36,947	34,776
Jefferies Finance LLC(b),(i)
Term Loan
1-month Term SOFR + 2.750% 10/21/2031	6.410%	235,643	229,163
Osaic Holdings, Inc.(b),(i)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 07/30/2032	6.164%	100,000	96,656
Total			476,685
Building Materials 0.7%
DG Investment Intermediate Holdings 2, Inc.(b),(i)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/09/2032	6.923%	39,655	39,581
Park River Holdings, Inc.(b),(i)
Term Loan
3-month Term SOFR + 4.500% 03/15/2031	8.161%	35,106	34,903
Quikrete Holdings, Inc.(b),(i)
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 03/19/2029	5.923%	299,239	299,083
Smyrna Ready Mix Concrete LLC(b),(i)
Term Loan
1-month Term SOFR + 3.000% 04/02/2029	6.673%	297,750	297,997
Total			671,564
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Multisector Bond SMA Completion Portfolio  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.9%
Chemours Co. (The)(b),(i)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 10/15/2032	7.173%	150,000	149,475
Ineos US Finance LLC(b),(i)
Term Loan
1-month Term SOFR + 3.000% 02/07/2031	6.673%	149,245	126,112
Lummus Technology Holdings V LLC(b),(i)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/31/2029	6.173%	297,750	297,583
Olympus Water US Holding Corp.(b),(i)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	6.672%	299,244	293,074
Total			866,244
Construction Machinery 0.1%
Engineered Machinery Holdings, Inc.(b),(i)
Term Loan
3-month Term SOFR + 3.250% 11/26/2032	6.922%	59,681	59,830
Consumer Cyclical Services 1.2%
Corporation Service Co.(b),(i),(j)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	5.673%	197,423	193,157
Cushman & Wakefield US Borrower LLC(b),(i)
Term Loan
1-month Term SOFR + 2.750% 01/31/2030	6.423%	200,000	200,250
Frontdoor, Inc.(b),(i)
Tranche B Term Loan
1-month Term SOFR + 2.250% 12/19/2031	5.923%	199,496	200,494
GBT US III LLC(b),(i)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 07/25/2031	5.668%	297,744	284,048
OMNIA Partners LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 2.750% 12/31/2032	6.455%	199,500	198,780
Raven Acquisition Holdings LLC(b),(i),(j)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 11/19/2031	3.000%	10,070	9,581
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Term Loan
1-month Term SOFR + 3.000% 11/19/2031	6.673%	139,930	133,133
Total			1,219,443
Consumer Products 0.4%
Bombardier Recreational Products, Inc.(b),(i)
Term Loan
1-month Term SOFR + 2.250% 01/22/2031	5.923%	297,742	297,834
Lavender Dutch Borrow BV(b),(i)
Tranche B Term Loan
3-month Term SOFR + 3.250% 12/30/2032	6.935%	91,072	90,844
Total			388,678
Diversified Manufacturing 1.2%
Columbus McKinnon Corp.(b),(i)
Term Loan
3-month Term SOFR + 3.500% 02/03/2033	7.160%	71,594	71,326
CompoSecure Holdings LLC(b),(i)
Term Loan
1-month Term SOFR + 2.250% 01/14/2033	5.910%	17,241	17,133
EMRLD Borrower LP(b),(i)
Term Loan
6-month Term SOFR + 2.250% 08/04/2031	6.122%	297,750	296,348
Madison IAQ LLC(b),(i)
Term Loan
6-month Term SOFR + 2.750% 11/08/2032	6.378%	286,454	286,849
Resilience Parent LLC(b),(i),(j)
Tranche B Term Loan
3-month Term SOFR + 2.500% 01/21/2033		38,973	38,875
Tiger Acquisition LLC(b),(i)
Term Loan
1-month Term SOFR + 2.500% 08/23/2032	6.176%	249,373	248,957
TK Elevator Midco GmbH(b),(i)
Tranche B Term Loan
6-month Term SOFR + 2.750% 04/30/2030	6.377%	297,756	297,622
Total			1,257,110
The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio  | 2026
7

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Electric 1.0%
Astoria Project Partners LLC/Energy LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 2.250% 06/23/2032	5.922%	275,828	276,208
Bayonne Energy Center LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/01/2032	6.672%	126,606	126,922
Carroll County Energy LLC(b),(i),(j)
Term Loan
3-month Term SOFR + 2.750% 06/30/2031	6.422%	199,500	200,310
CPV Fairview LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 2.500% 08/14/2031	6.172%	65,969	65,907
Invenergy Thermal Operating I LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.410%	24,397	24,618
Tranche C Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.410%	1,540	1,554
New Frontera Holdings LLC(b),(i)
2nd Lien Term Loan
3-month Term SOFR + 1.500% Floor 1.000% 07/28/2028	5.434%	150,000	143,250
South Field Energy LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.672%	187,618	188,088
Tranche C Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.672%	11,339	11,368
Total			1,038,225
Environmental 0.2%
Tidal Waste & Recycling Holdings LLC(b),(i)
Term Loan
3-month Term SOFR + 2.750% 10/24/2031	6.422%	199,498	199,560
Finance Companies 0.2%
Neptune BidCo US, Inc.(b),(i),(j)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 5.000% 02/03/2033	8.760%	206,740	191,424
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Snacking Investments Bidco Pty Ltd.(b),(i)
Term Loan
3-month Term SOFR + 3.000% 10/29/2032	6.667%	42,857	42,804
Total			234,228
Food and Beverage 1.1%
CHG PPC Parent LLC(b),(i)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	6.787%	199,475	199,226
Froneri International Ltd.(b),(i),(j)
Tranche B6 1st Lien Term Loan
6-month Term SOFR + 2.250% 09/30/2032	5.877%	250,000	243,992
Golden State Foods LLC(b),(i)
Term Loan
3-month Term SOFR + 3.500% 12/04/2031	7.171%	297,739	297,578
Sazerac Co., Inc.(b),(i)
Tranche B2 Term Loan
1-month Term SOFR + 2.000% 07/09/2032	5.670%	299,250	298,933
Treehouse Foods, Inc.(b),(i),(j)
Term Loan
1-month Term SOFR + 4.250% 02/11/2033		27,549	27,124
Total			1,066,853
Gaming 0.9%
Caesars Entertainment, Inc.(b),(i),(j)
Tranche B Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2030	5.923%	200,000	197,002
Caesars Entertainment, Inc.(b),(i)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2031	5.923%	249,365	246,747
Fertitta Entertainment LLC(b),(i)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/27/2029	6.923%	297,680	295,734
Jack Ohio Finance LLC(b),(i)
Term Loan
1-month Term SOFR + 4.000% 02/02/2032	7.673%	199,498	197,602
Total			937,085
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Multisector Bond SMA Completion Portfolio  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.8%
Hopper Merger Sub, Inc.(b),(i),(j)
Tranche B Term Loan
3-month Term SOFR + 2.250% 01/14/2033		61,226	60,461
Paradigm Parent LLC(b),(i),(j)
Term Loan
3-month Term SOFR + 4.500% 04/16/2032	8.172%	249,625	208,125
Southern Veterinary Partners LLC(b),(i)
1st Lien Term Loan
1-month Term SOFR + 2.500% 12/04/2031	6.176%	298,502	297,738
Star Parent, Inc.(b),(i),(j)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/27/2030	7.672%	250,000	241,697
US Fertility Enterprises LLC(b),(i),(j),(k)
Delayed Draw Term Loan
3-month Term SOFR + 1.750% 12/30/2032	1.750%	5,666	5,672
US Fertility Enterprises LLC(b),(i)
Term Loan
3-month Term SOFR + 3.500% 12/30/2032	7.167%	37,398	37,435
Total			851,128
Home Construction 0.2%
Tecta America Corp.(b),(i)
Term Loan
1-month Term SOFR + 2.750% 02/18/2032	6.423%	199,499	199,467
Leisure 0.6%
Alterra Mountain Co.(b),(i),(l)
Tranche B8 Term Loan
1-month Term SOFR + 2.500% 05/31/2030	6.173%	58,263	58,263
Alterra Mountain Co.(b),(i)
Tranche B9 Term Loan
1-month Term SOFR + 2.500% 08/17/2028	6.173%	240,253	240,054
Arcis Golf LLC(b),(i)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 11/24/2028	6.423%	199,531	200,091
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bulldog Purchaser, Inc.(b),(i),(j)
1st Lien Term Loan
3-month Term SOFR + 3.250% 02/04/2033	6.913%	88,379	88,103
Total			586,511
Lodging 0.2%
Travel + Leisure Co.(b),(i)
Term Loan
1-month Term SOFR + 2.000% 12/14/2029	5.673%	149,625	149,197
Media and Entertainment 0.2%
Creative Artists Agency LLC(b),(i)
Term Loan
1-month Term SOFR + 2.500% 10/01/2031	6.173%	110,630	110,191
NEP Group, Inc.(b),(i),(j)
Term Loan
1-month Term SOFR + 4.500% 10/17/2031	8.173%	149,615	136,244
Total			246,435
Midstream 0.3%
AL GCX Holdings LLC(b),(i)
Term Loan
1-month Term SOFR + 2.250% 12/17/2032	5.923%	24,375	24,360
ITT Holdings LLC(b),(i)
Term Loan
1-month Term SOFR + 1.975% 10/11/2030	5.648%	297,746	297,002
Total			321,362
Other Financial Institutions 1.7%
Apex Group Treasury LLC(b),(i)
Term Loan
3-month Term SOFR + 3.500% 02/27/2032	7.166%	298,496	264,169
BCP VI Summit Holdings LP(b),(i),(j)
Term Loan
1-month Term SOFR + 3.000% 01/30/2032	6.671%	7,267	7,285
Chrysaor Bidco SARL(b),(i)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 10/30/2031	6.900%	297,859	296,742
Citco Funding LLC(b),(i)
Term Loan
3-month Term SOFR + 2.000% 01/30/2033	5.667%	28,226	27,866
The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio  | 2026
9

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Emerald 2 Ltd.(b),(i)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.250% 01/12/2032	6.922%	116,357	115,824
EP Wealth Advisors LLC(b),(i)
Term Loan
3-month Term SOFR + 3.000% 10/18/2032	6.672%	200,000	198,250
FinCo I LLC(b),(i)
Term Loan
1-month Term SOFR + 1.750% 06/27/2029	5.423%	298,500	294,521
Hunter Douglas Holding BV(b),(i)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 01/17/2032	6.672%	297,744	297,435
Mariner Wealth Advisers LLC(b),(i)
Term Loan
3-month Term SOFR + 2.250% 12/31/2030	5.936%	25,808	25,597
Mermaid Bidco, Inc.(b),(i)
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/03/2031	6.913%	199,494	189,768
Total			1,717,457
Other Industry 0.7%
Artera Services LLC(b),(i)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.172%	199,492	162,774
Bach Finance Ltd.(b),(i)
1st Lien Term Loan
3-month Term SOFR + 2.250% 01/09/2032	5.921%	24,421	24,207
BradyPLUS Holdings LLC(b),(i)
1st Lien Term Loan
3-month Term SOFR + 3.500% 12/29/2032	7.190%	52,812	52,317
Chariot Buyer LLC(b),(i)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/08/2032	6.423%	199,499	198,683
LSF12 Helix Parent LLC(b),(i)
Term Loan
1-month Term SOFR + 3.500% 02/10/2033	7.173%	61,498	61,425
Pinnacle Buyer LLC(b),(i),(j)
Tranche B Delayed Draw Term Loan
3-month Term SOFR + 1.250% 10/01/2032	1.250%	24,194	24,204
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pinnacle Buyer LLC(b),(i)
Tranche B Term Loan
3-month Term SOFR + 2.500% 10/01/2032	6.161%	125,492	125,544
Salas O’Brien, Inc.(b),(i),(j)
Delayed Draw Term Loan
3-month Term SOFR + 0.000% 01/22/2033		1,882	1,875
Salas O’Brien, Inc.(b),(i)
Term Loan
1-month Term SOFR + 2.750% 01/31/2033	6.423%	14,585	14,530
Xplor T1 LLC(b),(i)
Term Loan
3-month Term SOFR + 3.500% 12/01/2032	7.292%	103,586	93,228
Total			758,787
Packaging 0.6%
Clydesdale Acquisition Holdings, Inc.(b),(i),(j)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	6.848%	250,000	247,755
Owens-Brockway Glass Container, Inc.(b),(i)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 09/30/2032	6.673%	96,429	96,428
ProAmpac PG Borrower LLC(b),(i),(j)
Tranche B Term Loan
3-month Term SOFR + 4.000% 02/18/2033		73,446	72,437
Tosca Services LLC(b),(i)
Tranche B Term Loan
1-month Term SOFR + 1.500% 11/30/2028	5.273%	201,720	187,263
Total			603,883
Paper 0.2%
Verde Purchaser LLC(b),(i),(j)
Term Loan
3-month Term SOFR + 4.000% 11/30/2030	7.672%	250,000	246,812
Pharmaceuticals 0.3%
Alkermes, Inc.(b),(i)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/12/2031	6.423%	14,710	14,674
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Multisector Bond SMA Completion Portfolio  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dechra Pharmaceuticals Holdings Ltd.(b),(i)
Tranche B3 Term Loan
6-month Term SOFR + 2.750% 01/27/2032	6.387%	297,750	297,440
Total			312,114
Property & Casualty 0.9%
Alliant Holdings Intermediate LLC(b),(i)
Term Loan
1-month Term SOFR + 2.500% 09/19/2031	6.173%	297,750	290,512
AmWINS Group, Inc.(b),(i)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	5.673%	199,496	197,184
Broadstreet Partners Group LLC(b),(i),(j)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/13/2031	6.173%	187,333	178,884
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(i)
Term Loan
1-month Term SOFR + 2.500% 07/31/2031	6.173%	297,750	287,775
Total			954,355
Restaurants 0.2%
Flynn Restaurant Group LP(b),(i),(j)
1st Lien Term Loan
1-month Term SOFR + 3.750% 01/28/2032	7.423%	44,330	43,527
IRB Holding Corp.(b),(i)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2030	6.173%	149,203	148,565
Total			192,092
Retailers 1.1%
Beach Acquisition Bidco LLC(b),(i)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 09/12/2032	6.922%	300,000	300,375
Harbor Freight Tools USA, Inc.(b),(i)
Term Loan
1-month Term SOFR + 2.250% 06/11/2031	5.923%	297,733	292,841
LS Group Opco Acquisition LLC/PropCo(b),(i)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 04/23/2031	6.173%	199,498	199,248
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Mavis Tire Express Services Topco Corp.(b),(i)
1st Lien Term Loan
1-month Term SOFR + 3.000% 05/04/2028	6.673%	297,750	296,946
Total			1,089,410
Technology 6.0%
Ahead DB Holdings LLC(b),(i),(j)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.500% Floor 0.750% 02/01/2031	6.172%	250,000	242,890
Applied Systems, Inc.(b),(i),(j)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/24/2031	5.924%	199,499	195,231
Ascend Learning LLC(b),(i)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.673%	297,750	282,863
BCPE Pequod Buyer, Inc.(b),(i),(j)
Term Loan
3-month Term SOFR + 2.750% 11/25/2031	6.417%	200,000	189,752
Calabrio, Inc.(b),(i)
Term Loan
3-month Term SOFR + 4.000% 11/26/2032	7.673%	122,727	97,773
Clearwater Analytics LLC(b),(i)
Term Loan
1-month Term SOFR + 2.000% 04/21/2032	5.677%	199,500	199,167
Cloud Software Group, Inc.(b),(i)
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 03/21/2031	6.922%	298,500	276,560
CoreLogic, Inc.(b),(i)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.287%	297,669	282,041
Cotiviti, Inc.(b),(i)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	6.421%	646,855	571,858
Darktrace Finco US LLC(b),(i)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	6.898%	297,750	282,118
The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio  | 2026
11

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Dayforce Bidco LLC(b),(i)
Term Loan
3-month Term SOFR + 3.000% 02/04/2033	6.661%	150,153	138,034
Ellucian Holdings, Inc.(b),(i)
1st Lien Term Loan
1-month Term SOFR + 2.500% 10/08/2029	6.173%	149,248	144,078
Fortress Intermediate 3, Inc.(b),(i),(l)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/27/2031	6.668%	299,250	290,272
Icon Parent I, Inc.(b),(i)
1st Lien Term Loan
3-month Term SOFR + 2.750% 11/13/2031	6.445%	150,000	141,719
IGT Holding IV AB(b),(i),(j)
Tranche B7 Term Loan
3-month Term SOFR + 3.000% 09/01/2031	6.672%	177,493	172,612
ION Platform Finance US, Inc.(b),(i)
Term Loan
3-month Term SOFR + 3.750% 10/07/2032	7.422%	123,214	100,844
McAfee Corp.(b),(i)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.673%	250,000	216,875
Mitchell International, Inc.(b),(i)
1st Lien Term Loan
1-month Term SOFR + 3.000% 06/17/2031	6.673%	297,739	273,735
Nielsen Consumer, Inc.(b),(i)
Term Loan
1-month Term SOFR + 2.250% 10/31/2030	5.923%	297,754	287,332
Peraton Corp.(b),(i)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	7.517%	250,000	213,360
Ping Identity Holding Corp.(b),(i)
Term Loan
1-month Term SOFR + 2.750% 11/15/2032	6.410%	96,154	93,870
Project Boost Purchaser LLC(b),(i)
1st Lien Term Loan
3-month Term SOFR + 2.750% 07/16/2031	6.422%	250,000	237,813
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Shift4 Payments LLC(b),(i)
1st Lien Term Loan
3-month Term SOFR + 2.000% 07/03/2032	5.652%	299,250	298,876
UKG, Inc.(b),(i),(j)
1st Lien Term Loan
3-month Term SOFR + 2.500% 02/10/2031	6.167%	250,000	226,625
Ultra Clean Holdings, Inc.(b),(i)
Term Loan
1-month Term SOFR + 2.750% 02/25/2028	6.423%	294,375	294,867
Viavi Solutions, Inc.(b),(i)
Term Loan
3-month Term SOFR + 2.500% 10/16/2032	6.171%	208,333	208,767
VS Buyer LLC(b),(i)
Term Loan
3-month Term SOFR + 2.250% 04/12/2031	5.917%	166,500	160,811
Total			6,120,743
Tobacco 0.0%
Savor Acquisition, Inc.(b),(i)
Term Loan
3-month Term SOFR + 3.000% 02/19/2032	6.667%	37,406	37,422
Transportation Services 0.3%
Signature Aviation US Holdings, Inc.(b),(i)
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/01/2031	6.170%	297,739	298,167
Student Transportation of America Holdings, Inc(b),(i),(j)
Delayed Draw Term Loan
3-month Term SOFR + 1.750% 06/24/2032		16,929	16,980
Student Transportation of America Holdings, Inc(b),(i)
Tranche B Term Loan
3-month Term SOFR + 2.750% 06/24/2032	6.402%	22,504	22,572
Total			337,719
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Multisector Bond SMA Completion Portfolio  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.3%
Crown Subsea Communications Holding, Inc.(b),(i)
Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 01/30/2031	6.673%	299,244	299,433
Total Senior Loans (Cost $24,640,569)			24,084,012

U.S. Treasury Obligations 2.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
04/30/2027	3.750%	1,500,000	1,504,336
04/30/2030	3.875%	850,000	863,082
Total U.S. Treasury Obligations (Cost $2,355,548)			2,367,418

Money Market Funds 21.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(m),(n)	22,228,450	22,224,005
Total Money Market Funds (Cost $22,220,221)		22,224,005
Total Investments in Securities (Cost: $145,722,420)		146,340,702
Other Assets & Liabilities, Net		(44,557,974)
Net Assets		101,782,728
At February 28, 2026, securities and/or cash totaling $5,128,013 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,119,915 EUR	2,494,096 USD	Citi	03/06/2026	—	(11,218)
508,453 GBP	685,992 USD	Citi	03/06/2026	769	—
1,866,223 USD	1,578,980 EUR	Citi	03/06/2026	—	(186)
700,692 USD	513,308 GBP	Citi	03/06/2026	—	(8,926)
Total				769	(20,330)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	255	06/2026	USD	29,022,188	129,968	—
U.S. Treasury Ultra Bond	78	06/2026	USD	9,484,313	82,968	—
Total					212,936	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(108)	06/2026	USD	(11,895,188)	—	(38,864)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio  | 2026
13

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX Emerging Markets Index, Series 44	Morgan Stanley	12/20/2030	1.000	Quarterly	1.347	USD	2,050,000	13,563	—	—	13,563	—
CDX North America High Yield Index, Series 45	Morgan Stanley	12/20/2030	5.000	Quarterly	3.304	USD	62,607,600	245,351	—	—	245,351	—
Total								258,914	—	—	258,914	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2026, the total value of these securities amounted to $35,560,982, which represents 34.94% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2026.
(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2026.

(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Represents a security purchased on a when-issued basis.
(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2026.

(i)
The stated interest rate represents the weighted average interest rate at February 28, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Represents a security purchased on a forward commitment basis.
(k)
At February 28, 2026, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
US Fertility Enterprises LLC Delayed Draw Term Loan 12/30/2032 1.750%	5,666

(l)	Valuation based on significant unobservable inputs.
(m)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(n)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	24,331,843	28,846,072	(30,956,931)	3,021	22,224,005	697	500,988	22,228,450
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Multisector Bond SMA Completion Portfolio  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	15,461,754	—	15,461,754
Corporate Bonds & Notes	—	757,681	—	757,681
Foreign Government Obligations	—	19,543,867	—	19,543,867
Residential Mortgage-Backed Securities - Agency	—	53,346,029	—	53,346,029
Residential Mortgage-Backed Securities - Non-Agency	—	8,555,936	—	8,555,936
Senior Loans	—	23,735,477	348,535	24,084,012
The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio  | 2026
15

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	—	2,367,418	—	2,367,418
Money Market Funds	22,224,005	—	—	22,224,005
Total Investments in Securities	22,224,005	123,768,162	348,535	146,340,702
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	769	—	769
Futures Contracts	212,936	—	—	212,936
Swap Contracts	—	258,914	—	258,914
Liability
Forward Foreign Currency Exchange Contracts	—	(20,330)	—	(20,330)
Futures Contracts	(38,864)	—	—	(38,864)
Total	22,398,077	124,007,515	348,535	146,754,127
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Multisector Bond SMA Completion Portfolio  | 2026

Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $123,502,199)	$124,116,697
Affiliated issuers (cost $22,220,221)	22,224,005
Cash	55,937
Margin deposits on:
Futures contracts	792,075
Swap contracts	4,335,938
Unrealized appreciation on forward foreign currency exchange contracts	769
Receivable for:
Investments sold	469
Investments sold on a delayed delivery basis	187,636
Capital shares sold	320
Dividends	59,451
Interest	588,153
Variation margin for futures contracts	171,609
Variation margin for swap contracts	266,063
Expense reimbursement due from Investment Manager	450
Prepaid expenses	1,163
Deferred compensation of board members	10,489
Other assets	2,137
Total assets	152,813,361
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	20,330
Payable for:
Investments purchased	580,084
Investments purchased on a delayed delivery basis	50,323,838
Variation margin for futures contracts	34,594
Variation margin for swap contracts	4,549
Transfer agent fees	14
Compensation of chief compliance officer	7
Compensation of board members	979
Other expenses	30,295
Deferred compensation of board members	35,943
Total liabilities	51,030,633
Net assets applicable to outstanding capital stock	$101,782,728
Represented by
Paid in capital	101,457,281
Total distributable earnings (loss)	325,447
Total - representing net assets applicable to outstanding capital stock	$101,782,728
Shares outstanding	7,192,007
Net asset value per share	14.15
The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio  | 2026
17

Statement of Operations
Six Months Ended February 28, 2026 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$500,988
Interest	1,663,158
Interfund lending	70
Foreign taxes withheld	(1,197)
Total income	2,163,019
Expenses:
Transfer agent fees	1,664
Custodian fees	12,835
Printing and postage fees	5,119
Registration fees	22,859
Accounting services fees	15,831
Legal fees	8,940
Compensation of chief compliance officer	7
Compensation of board members	5,875
Deferred compensation of board members	3,803
Other	2,471
Total expenses	79,404
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(79,404)
Total net expenses	—
Net investment income	2,163,019
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	729,919
Investments — affiliated issuers	697
Foreign currency translations	1,512
Forward foreign currency exchange contracts	(12,054)
Futures contracts	(187,530)
Swap contracts	1,148,876
Increase from payment by affiliate	1,270
Net realized gain	1,682,690
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	149,917
Investments — affiliated issuers	3,021
Foreign currency translations	(105)
Forward foreign currency exchange contracts	(2,721)
Futures contracts	218,834
Swap contracts	(796,571)
Net change in unrealized appreciation (depreciation)	(427,625)
Net realized and unrealized gain	1,255,065
Net increase in net assets resulting from operations	$3,418,084
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Multisector Bond SMA Completion Portfolio  | 2026

Statement of Changes in Net Assets

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations
Net investment income	$2,163,019	$1,174,007
Net realized gain	1,682,690	670,664
Net change in unrealized appreciation (depreciation)	(427,625)	1,411,540
Net increase in net assets resulting from operations	3,418,084	3,256,211
Distributions to shareholders
Net investment income and net realized gains	(4,126,682)	(1,156,443)
Total distributions to shareholders	(4,126,682)	(1,156,443)
Increase in net assets from capital stock activity	37,664,246	60,017,808
Total increase in net assets	36,955,648	62,117,576
Net assets at beginning of period	64,827,080	2,709,504
Net assets at end of period	$101,782,728	$64,827,080

	Six Months Ended		Year Ended
	February 28, 2026 (Unaudited)		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Shares sold	2,775,849	39,713,815	4,624,788	63,678,454
Distributions reinvested	292,547	4,126,682	83,276	1,156,443
Shares redeemed	(433,309)	(6,176,251)	(349,734)	(4,817,089)
Total net increase	2,635,087	37,664,246	4,358,330	60,017,808
The accompanying Notes to Financial Statements are an integral part of this statement.
Multisector Bond SMA Completion Portfolio  | 2026
19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Per share data
Net asset value, beginning of period	$14.23	$13.64	$12.50	$11.58	$12.72	$11.73
Income from investment operations:
Net investment income	0.36	0.64	0.67	0.52	0.21	0.05
Net realized and unrealized gain (loss)	0.23	0.53	1.14	0.92	(0.99)	0.99
Increase from payment by affiliate	—	0.00	—	—	—	—
Total from investment operations	0.59	1.17	1.81	1.44	(0.78)	1.04
Less distributions to shareholders from:
Net investment income	(0.36)	(0.58)	(0.67)	(0.52)	(0.27)	(0.05)
Net realized gains	(0.31)	—	—	—	(0.09)	—
Total distributions to shareholders	(0.67)	(0.58)	(0.67)	(0.52)	(0.36)	(0.05)
Net asset value, end of period	$14.15	$14.23	$13.64	$12.50	$11.58	$12.72
Total return	4.26%	8.79%(a)	14.90%	12.58%	(6.21%)	8.91%
Ratios to average net assets
Total gross expenses(b)	0.19%	0.56%	5.35%	5.56%	0.62%(c)	3.72%(c)
Total net expenses(b),(d)	0.00%	0.00%	0.00%	(0.01)%(e)	0.00%(c)	0.00%(c)
Net investment income	5.11%	4.69%	5.17%	4.30%	1.66%	0.37%
Supplemental data
Portfolio turnover	279%	656%	967%	1,205%	372%	15%
Net assets, end of period (in thousands)	$101,783	$64,827	$2,710	$2,358	$3,007	$22,280

Notes to Financial Highlights
(a)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.
(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	8/31/2022	8/31/2021
No Class	0.01%	less than 0.01%

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)
Total net expenses include the impact of an expense reimbursement by the Investment Manager of indirect expenses related to investments in underlying funds. Had indirect expenses been incurred directly, the total net expense ratio would have been 0.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.
20
Multisector Bond SMA Completion Portfolio  | 2026

Notes to Financial Statements
February 28, 2026 (Unaudited)
Note 1. Organization
Multisector Bond SMA Completion Portfolio (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Shares of the Fund may only be purchased and held by or on behalf of separately managed account (SMA) clients.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Multisector Bond SMA Completion Portfolio  | 2026
21

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are
22
Multisector Bond SMA Completion Portfolio  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
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23

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty
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Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
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25

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	258,914 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	769
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	212,936 *
Total		472,619

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	20,330
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	38,864 *
Total		59,194

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

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Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(12)	1,148,876	1,148,864
Foreign exchange risk	(12,054)	—	—	(12,054)
Interest rate risk	—	(187,518)	—	(187,518)
Total	(12,054)	(187,530)	1,148,876	949,292

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(796,571)	(796,571)
Foreign exchange risk	(2,721)	—	—	(2,721)
Interest rate risk	—	218,834	—	218,834
Total	(2,721)	218,834	(796,571)	(580,458)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended February 28, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	43,953,595
Futures contracts — short	55,403,732
Credit default swap contracts — sell protection	41,845,574

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	11,122	(12,563)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
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27

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased on a delayed delivery basis. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations.
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Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of February 28, 2026:
	Citi	Morgan Stanley	Total
Assets
Centrally cleared credit default swap contracts (a)	$-	266,063	266,063
Forward foreign currency exchange contracts	769	-	769
Total assets	769	266,063	266,832
Liabilities
Centrally cleared credit default swap contracts (a)	-	4,549	4,549
Forward foreign currency exchange contracts	20,330	-	20,330
Total liabilities	20,330	4,549	24,879
Total financial and derivative net assets	(19,561)	261,514	241,953
Total collateral received (pledged) (b)	-	-	-
Net amount (c)	$(19,561)	261,514	241,953

(a)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
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29

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund does not pay a management fee to Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). However, Fund shares may only be purchased and held by or on behalf of SMAs where the Investment Manager has an agreement with the SMA program sponsor (the Program Sponsor), or directly with the SMA client, to provide investment management services to the Program Sponsor or the SMA. SMAs pay a fee directly, or indirectly through Program Sponsors, to the Investment Manager for providing investment management services to the Program Sponsor or the SMA, including on assets that may be invested in the Fund.
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Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2026, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was 0.00%.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through December 31, 2026, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the underlying funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.00% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any
Multisector Bond SMA Completion Portfolio  | 2026
31

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
145,722,000	1,730,000	(698,000)	1,032,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(777,399)	—	(777,399)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $327,599,170 and $284,636,059, respectively, for the six months ended February 28, 2026, of which $281,043,049 and $273,305,356, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
32
Multisector Bond SMA Completion Portfolio  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	200,000	4.21	3
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended February 28, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Multisector Bond SMA Completion Portfolio  | 2026
33

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At February 28, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
34
Multisector Bond SMA Completion Portfolio  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Multisector Bond SMA Completion Portfolio
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investment-products/managed-accounts/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investment-products/managed-accounts/
SAR308_08_T01_(04/26)

Columbia Balanced Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Balanced Fund | 2026

Portfolio of Investments
February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 4.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	276,639	277,827
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	731,670	739,958
Affirm Asset Securitization Trust(a)
Series 2024-B Class A
09/15/2029	4.620%	9,472,000	9,496,212
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	2,588,749	2,598,110
Apidos CLO XI(a),(b)
Series 2012-11A Class BR4
3-month Term SOFR + 1.650% Floor 1.650% 04/17/2034	5.318%	12,575,000	12,580,759
Bain Capital Credit CLO(a),(b)
Series 2026-1A Class AR3
3-month Term SOFR + 0.980% Floor 0.980% 04/19/2034	4.650%	8,500,000	8,494,382
Basswood Park CLO Ltd.(a),(b)
Series 2025-1A Class AR
3-month Term SOFR + 1.030% Floor 1.030% 04/20/2034	4.698%	20,000,000	19,999,780
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	4.967%	329,152	329,930
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	5.167%	279,779	280,676
Carlyle US CLO Ltd.(a),(b)
Series 2023-3A Class A1R
3-month Term SOFR + 1.230% Floor 1.230% 10/15/2038	5.135%	19,250,000	19,288,385
College Ave Student Loans Trust(a)
Series 2024-A Class A1A
06/25/2054	5.510%	18,905,646	19,390,302
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month Term SOFR + 1.282% Floor 1.020% 04/15/2031	4.954%	1,297,358	1,299,259
EDGEX Issuer Trust(a)
Series 2025-2NN Class A
01/15/2032	5.498%	11,062,681	11,093,558
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exeter Automobile Receivables Trust
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	7,657,816	7,629,577
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	16,589,000	16,814,663
GoldenTree Loan Management US CLO 19 Ltd.(a),(b)
Series 2024-19A Class AR
3-month Term SOFR + 1.150% Floor 1.150% 07/20/2039	3.661%	17,000,000	17,010,455
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2021-10A Class AR
3-month Term SOFR + 1.350% Floor 1.350% 10/20/2037	5.018%	9,175,000	9,187,074
GoldenTree Loan Management US CLO Ltd.(a),(b)
Series 2025-27 Class A
3-month Term SOFR + 1.190% Floor 1.190% 01/20/2039	5.008%	18,000,000	18,033,246
GoodLeap Home Improvement Solutions Trust(a)
Series 2024-1A Class A
10/20/2046	5.350%	7,068,235	7,205,715
GreenSky Home Improvement Issuer Trust(a)
Series 2025-2A Class A4
06/25/2060	4.890%	14,294,808	14,506,279
Lendbuzz Securitization Trust(a)
Series 2023-3A Class A2
12/15/2028	7.500%	2,188,306	2,228,347
Madison Park Funding XLII Ltd.(a),(b)
Series 2013A Class AR2
3-month Term SOFR + 0.920% 11/21/2030	4.780%	9,072,885	9,074,600
Madison Park Funding XXIX Ltd.(a),(b)
Series 2018-29AR Class A1R2
3-month Term SOFR + 1.180% Floor 1.180% 03/25/2038	4.848%	17,450,000	17,479,927
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	5.472%	16,325,000	16,351,430
Marlette Funding Trust(a)
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	3,526,027	3,537,476
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
3

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MMP Capital LLC(a)
Series 2025-A Class A
12/15/2031	5.360%	7,186,614	7,241,030
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	4,966,910	5,147,503
Series 2025-1 Class A
12/22/2042	6.250%	10,639,691	10,860,226
OHA Credit Funding Ltd.(a),(b)
Series 2021-8A Class A1R
3-month Term SOFR + 1.280% Floor 1.280% 01/20/2038	4.948%	4,025,000	4,037,630
Series 2023-16RA Class A1
3-month Term SOFR + 1.200% Floor 1.200% 10/20/2038	4.868%	16,800,000	16,817,858
OHA Credit Partners XVII Ltd.(a),(b)
Series 2020-6A Class AR2
3-month Term SOFR + 1.330% Floor 1.330% 10/20/2037	4.998%	16,150,000	16,219,284
OneMain Financial Issuance Trust(a)
Series 2023-2A Class A1
09/15/2036	5.840%	22,150,000	22,551,670
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	4,930	4,930
Pagaya AI Debt Grantor Trust(a)
Series 2024-5 Class A
10/15/2031	6.278%	1,427,251	1,433,483
Series 2024-6 Class A
11/15/2031	6.093%	1,428,056	1,433,872
Series 2025-5 Class B
03/15/2033	5.440%	12,499,517	12,579,674
Series 2025-6 Class B
04/15/2033	4.883%	10,149,065	10,125,544
Series 2025-R3 Class A
01/18/2033	4.841%	5,081,664	5,086,894
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	6,439,017	6,468,923
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	7,807,860	7,853,313
Pagaya AI Debt Trust(a)
Series 2024-2 Class A
08/15/2031	6.319%	625,462	627,847
Series 2024-3 Class A
10/15/2031	6.258%	4,896,072	4,921,577
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2026-R1 Class A
12/15/2033	4.714%	11,950,000	11,948,794
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-2 Class A
07/20/2033	5.065%	7,740,000	7,770,720
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class B
05/15/2028	5.710%	1,167,134	1,167,800
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	7,050,000	7,082,416
Reach Abs Trust(a)
Series 2026-1 Class A
02/15/2033	4.320%	9,850,000	9,849,167
Reach ABS Trust(a)
Series 2024-2A Class A
07/15/2031	5.880%	445,071	446,325
Series 2025-1A Class A
08/16/2032	4.960%	2,208,642	2,214,608
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,000,548	991,458
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	984,704	986,103
SBNA Auto Lease Trust(a)
Series 2023-A Class A3
04/20/2027	6.510%	25,663	25,708
Series 2024-A Class A4
01/22/2029	5.240%	8,100,000	8,118,872
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST4 Class A
08/16/2032	5.495%	5,244,296	5,284,107
Upgrade Master Pass-Thru Trust Series(a)
Series 2025-ST8 Class A
12/15/2033	4.618%	2,953,817	2,959,894
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	1,109,854	1,112,173
Verizon Master Trust
Series 2024-8 Class B
11/20/2030	4.820%	10,350,000	10,513,905
Total Asset-Backed Securities — Non-Agency (Cost $446,022,431)			448,811,235

The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Balanced Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 1.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	5.072%	14,175,000	14,131,267
BX Trust(a)
Series 2023-LIFE Class A
02/15/2028	5.045%	7,225,000	7,194,172
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	3,275,000	2,742,102
GS Mortgage Securities Corp. II(a),(c)
Series 2023-SHIP Class A
09/10/2038	4.322%	6,825,000	6,814,545
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	3,835,000	3,761,067
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	6,365,164	6,205,090
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	40,874,514	40,129,707
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	14,135,000	13,959,248
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	5.974%	6,950,000	6,688,449
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	6.524%	2,600,000	2,478,075
Progress Residential Trust(a)
Series 2024-SFR1 Class A
02/17/2041	3.350%	9,458,041	9,216,316
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	11,910,000	11,731,269
STAR Trust(a),(b)
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950% Floor 1.950% 05/17/2039	5.631%	12,100,000	12,108,134
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	4,100,000	4,058,870
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	6,775,000	6,479,489
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $151,316,340)			147,697,800

Common Stocks 59.8%
Issuer	Shares	Value ($)
Communication Services 7.6%
Diversified Telecommunication Services 0.9%
Verizon Communications, Inc.	1,721,141	86,298,010
Entertainment 1.7%
Netflix, Inc.(d)	1,069,908	102,967,946
Take-Two Interactive Software, Inc.(d)	99,432	21,027,879
Walt Disney Co. (The)	471,464	49,994,043
Total		173,989,868
Interactive Media & Services 5.0%
Alphabet, Inc., Class A	627,167	195,525,584
Alphabet, Inc., Class C	515,588	160,569,570
Meta Platforms, Inc., Class A	229,766	148,929,726
Total		505,024,880
Wireless Telecommunication Services 0.0%
Altice Luxco 3(d)	4,672	87,590
Total Communication Services		765,400,348
Consumer Discretionary 6.1%
Automobiles 0.7%
Tesla, Inc.(d)	178,024	71,656,440
Broadline Retail 3.7%
Amazon.com, Inc.(d)	1,293,110	271,553,100
eBay, Inc.	1,113,199	101,145,261
Total		372,698,361
Hotels, Restaurants & Leisure 0.9%
DoorDash, Inc., Class A(d)	174,383	30,773,368
Starbucks Corp.	647,732	63,490,691
Total		94,264,059
Household Durables 0.4%
PulteGroup, Inc.	249,430	34,221,796
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
5

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B	187,232	11,642,086
Tapestry, Inc.	191,421	29,760,223
Total		41,402,309
Total Consumer Discretionary		614,242,965
Consumer Staples 1.5%
Beverages 0.7%
PepsiCo, Inc.	415,504	70,527,649
Consumer Staples Distribution & Retail 0.8%
Walmart, Inc.	621,063	79,465,011
Total Consumer Staples		149,992,660
Energy 2.4%
Oil, Gas & Consumable Fuels 2.4%
Chevron Corp.	524,167	97,893,429
ConocoPhillips Co.	707,762	80,302,677
EOG Resources, Inc.	476,280	59,096,822
Total		237,292,928
Total Energy		237,292,928
Financials 7.5%
Banks 2.2%
Bank of America Corp.	1,815,876	90,485,101
JPMorgan Chase & Co.	210,533	63,223,060
Wells Fargo & Co.	866,988	70,616,172
Total		224,324,333
Capital Markets 2.8%
Blackrock, Inc.	92,095	97,918,167
Charles Schwab Corp. (The)	615,182	58,565,326
Intercontinental Exchange, Inc.	189,783	31,149,084
Morgan Stanley	386,143	64,296,671
S&P Global, Inc.	62,665	27,690,410
Total		279,619,658
Financial Services 2.0%
Block, Inc., Class A(d)	390,070	24,847,459
MasterCard, Inc., Class A	113,490	58,698,163
Visa, Inc., Class A	358,307	114,708,403
Total		198,254,025
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.5%
Aon PLC, Class A	167,874	56,316,691
Total Financials		758,514,707
Health Care 6.5%
Biotechnology 1.5%
AbbVie, Inc.	283,612	65,820,673
Vertex Pharmaceuticals, Inc.(d)	177,351	88,113,297
Total		153,933,970
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	527,148	61,333,670
Becton Dickinson & Co.	274,761	48,489,821
Boston Scientific Corp.(d)	419,315	32,224,358
Total		142,047,849
Health Care Providers & Services 0.8%
Cigna Group (The)	180,433	52,293,092
Henry Schein, Inc.(d)	349,515	28,796,541
Total		81,089,633
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	25,424	3,085,965
IQVIA Holdings, Inc.(d)	179,854	32,159,694
Thermo Fisher Scientific, Inc.	120,472	62,779,164
Waters Corp.(d)	56,202	17,949,795
Total		115,974,618
Pharmaceuticals 1.6%
Eli Lilly & Co.	156,461	164,595,407
Total Health Care		657,641,477
Industrials 6.0%
Aerospace & Defense 1.3%
Boeing Co. (The)(d)	376,585	85,684,385
General Electric Co.	43,033	14,728,474
RTX Corp.	163,072	33,041,649
Total		133,454,508
Building Products 0.5%
Carrier Global Corp.	790,424	50,903,306
Commercial Services & Supplies 0.4%
Waste Management, Inc.	159,844	38,496,829
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Balanced Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.0%
Eaton Corp. PLC	193,048	72,570,604
GE Vernova, Inc.	33,122	28,935,379
Total		101,505,983
Industrial Conglomerates 1.4%
Honeywell International, Inc.	558,607	136,071,079
Machinery 1.0%
PACCAR, Inc.	254,970	32,149,167
Parker-Hannifin Corp.	29,037	29,303,560
Stanley Black & Decker, Inc.	478,328	41,370,589
Total		102,823,316
Professional Services 0.4%
Jacobs Solutions, Inc.	298,790	41,191,189
Total Industrials		604,446,210
Information Technology 19.7%
Electronic Equipment, Instruments & Components 1.0%
TE Connectivity PLC	423,649	97,502,817
IT Services 0.2%
Okta, Inc.(d)	252,743	18,323,868
Semiconductors & Semiconductor Equipment 9.4%
Applied Materials, Inc.	216,802	80,715,385
Broadcom, Inc.	509,201	162,715,179
Lam Research Corp.	265,148	62,015,466
Marvell Technology, Inc.	389,240	31,797,016
Micron Technology, Inc.	58,197	23,998,697
NVIDIA Corp.	2,740,049	485,509,282
Texas Instruments, Inc.	485,138	102,902,621
Total		949,653,646
Software 5.1%
Intuit, Inc.	72,713	29,741,798
Microsoft Corp.	937,175	368,066,110
Oracle Corp.	349,639	50,837,511
Palo Alto Networks, Inc.(d)	136,841	20,378,362
Salesforce, Inc.	104,179	20,293,027
Synopsys, Inc.(d)	72,151	29,870,514
Total		519,187,322
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	1,422,227	375,723,929
Dell Technologies, Inc.	216,544	32,065,835
Total		407,789,764
Total Information Technology		1,992,457,417
Materials 0.3%
Chemicals 0.3%
International Flavors & Fragrances, Inc.	356,703	29,331,688
Total Materials		29,331,688
Real Estate 0.8%
Specialized REITs 0.8%
Equinix, Inc.	82,099	79,985,772
Total Real Estate		79,985,772
Utilities 1.4%
Multi-Utilities 1.4%
DTE Energy Co.	509,795	75,572,011
Public Service Enterprise Group, Inc.	762,722	65,647,482
Total		141,219,493
Total Utilities		141,219,493
Total Common Stocks (Cost $2,960,606,232)		6,030,525,665

Corporate Bonds & Notes 8.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.9%
Allegheny Technologies, Inc.
10/01/2029	4.875%	132,000	131,690
10/01/2031	5.125%	201,000	201,957
BAE Systems PLC(a)
03/26/2029	5.125%	4,312,000	4,463,535
02/15/2031	1.900%	4,050,000	3,645,281
Boeing Co. (The)
05/01/2040	5.705%	9,055,000	9,423,213
08/01/2059	3.950%	5,019,000	3,596,911
L3Harris Technologies, Inc.
01/15/2027	5.400%	20,000,000	20,263,245
07/31/2033	5.400%	2,500,000	2,633,034
Lockheed Martin Corp.
08/15/2030	4.400%	4,800,000	4,887,085
Northrop Grumman Corp.
02/01/2027	3.200%	1,889,000	1,879,115
02/01/2029	4.600%	9,900,000	10,092,832
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
7

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Raytheon Technologies Corp.
03/15/2027	3.500%	18,308,000	18,254,177
03/15/2032	2.375%	9,518,000	8,580,581
TransDigm, Inc.(a)
03/01/2029	6.375%	128,000	131,608
12/15/2030	6.875%	322,000	335,090
03/01/2032	6.625%	675,000	699,052
01/15/2033	6.000%	189,000	192,455
05/31/2033	6.375%	632,000	645,507
01/31/2034	6.250%	67,000	69,283
01/31/2034	6.750%	330,000	342,607
07/31/2034	6.125%	77,000	78,215
Total			90,546,473
Agencies 0.0%
Matador Resources Co.(a),(e)
04/15/2034	6.000%	84,000	84,102
Airlines 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	304,298	307,872
Automotive 0.0%
American Axle & Manufacturing, Inc.(a)
10/15/2032	6.375%	152,000	154,747
10/15/2033	7.750%	411,000	417,576
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	102,000	106,823
09/15/2032	6.750%	269,000	279,248
IHO Verwaltungs GmbH(a),(f)
11/15/2032	8.000%	351,000	374,489
Nissan Motor Acceptance Co. LLC(a)
09/30/2030	6.125%	141,000	141,314
Nissan Motor Co., Ltd.(a)
07/17/2035	8.125%	416,000	453,274
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	125,000	128,116
03/24/2031	7.500%	413,000	425,389
04/23/2032	6.875%	500,000	501,712
Total			2,982,688
Banking 1.7%
Ally Financial, Inc.(g)
Subordinated
01/17/2040	6.646%	45,000	44,964
Bank of America Corp.(g)
02/04/2033	2.972%	35,470,000	32,768,868
Citigroup, Inc.(g)
09/11/2031	4.503%	6,717,000	6,770,316
09/11/2036	5.174%	5,420,000	5,511,337
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(g)
04/22/2032	2.615%	18,015,000	16,541,406
HSBC Holdings PLC(g)
11/06/2031	4.619%	3,357,000	3,394,657
JPMorgan Chase & Co.(g)
07/22/2030	4.995%	31,991,000	32,956,587
10/22/2031	4.255%	6,345,000	6,361,060
01/22/2032	4.347%	7,134,000	7,167,083
10/22/2036	4.810%	1,112,000	1,108,775
01/22/2037	4.898%	1,358,000	1,365,339
Morgan Stanley(g)
01/16/2032	4.493%	8,682,000	8,726,583
01/30/2037	5.073%	2,816,000	2,839,760
Subordinated
09/16/2036	2.484%	10,500,000	9,290,896
PNC Financial Services Group, Inc. (The)(g)
01/22/2035	5.676%	3,000,000	3,180,984
Royal Bank of Canada(g)
08/06/2029	4.498%	8,400,000	8,501,979
02/04/2031	5.153%	1,954,000	2,025,702
08/06/2031	4.696%	1,190,000	1,215,633
US Bancorp(g)
06/12/2034	5.836%	3,325,000	3,563,364
Wells Fargo & Co.(g)
04/24/2034	5.389%	12,500,000	13,020,158
Total			166,355,451
Brokerage/Asset Managers/Exchanges 0.0%
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	363,000	386,624
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	476,000	470,370
Focus Financial Partners LLC(a)
09/15/2031	6.750%	318,000	317,762
Hightower Holding LLC(a)
04/15/2029	6.750%	382,000	378,416
01/31/2030	9.125%	362,000	375,827
Osaic Holdings, Inc.(a)
08/01/2032	6.750%	452,000	456,162
08/01/2033	8.000%	447,000	445,755
Total			2,830,916
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	335,000	323,650
CP Atlas Buyer, Inc.(a)
07/15/2030	9.750%	127,000	127,056
James Hardie International Finance DAC(a)
01/15/2028	5.000%	319,000	318,433
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Balanced Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JH North America Holdings, Inc.(a)
07/31/2032	6.125%	105,000	107,663
LBM Acquisition LLC(a)
01/15/2029	6.250%	145,000	110,423
06/15/2031	9.500%	302,000	281,766
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	456,000	473,986
03/01/2033	6.750%	249,000	258,775
QXO Building Products, Inc.(a)
04/30/2032	6.750%	274,000	283,967
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	142,000	146,291
08/01/2033	6.250%	117,000	119,145
Standard Industries, Inc.(a)
01/15/2028	4.750%	282,000	281,300
White Cap Supply Holdings LLC(a)
11/15/2030	7.375%	374,000	380,025
Total			3,212,480
Cable and Satellite 0.2%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	110,000	110,115
02/01/2028	5.000%	384,000	383,081
03/01/2030	4.750%	807,000	780,214
08/15/2030	4.500%	854,000	813,820
02/01/2032	4.750%	263,000	244,406
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	417,000	381,828
Charter Communications Operating LLC
06/30/2062	3.950%	3,950,000	2,414,155
CSC Holdings LLC(a)
04/15/2027	5.500%	47,000	39,763
02/01/2028	5.375%	149,000	107,297
02/01/2029	6.500%	508,000	320,622
01/15/2030	5.750%	265,000	102,518
02/15/2031	3.375%	320,000	191,236
DISH DBS Corp.(a)
12/01/2028	5.750%	177,000	171,431
DISH Network Corp.(a)
11/15/2027	11.750%	570,000	588,741
EchoStar Corp.
11/30/2029	10.750%	825,424	901,493
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	127,000	126,979
07/01/2029	5.500%	120,000	120,072
Time Warner Cable LLC
05/01/2037	6.550%	12,475,000	12,854,158
Virgin Media Finance PLC(a)
07/15/2030	5.000%	168,000	140,969
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	259,000	251,804
08/15/2030	4.500%	119,000	108,527
VZ Secured Financing BV(a)
01/15/2032	5.000%	670,000	595,612
Total			21,748,841
Chemicals 0.1%
Avient Corp.(a)
11/01/2031	6.250%	120,000	123,863
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	215,000	214,784
Celanese US Holdings LLC
04/15/2030	6.500%	170,000	173,850
02/15/2031	7.000%	135,000	139,144
04/15/2033	6.750%	97,000	99,493
11/15/2033	7.200%	145,000	155,870
02/15/2034	7.375%	177,000	181,698
Element Solutions, Inc.(a)
09/01/2028	3.875%	136,000	133,678
Herens Holdco Sarl(a)
05/15/2028	4.750%	143,000	125,769
INEOS Finance PLC(a)
05/15/2028	6.750%	130,000	120,432
04/15/2029	7.500%	601,000	535,708
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	607,000	520,506
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	360,375	324,201
Inversion Escrow Issuer LLC(a)
08/01/2032	6.750%	398,000	392,243
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	127,000	123,546
10/01/2029	6.250%	188,000	184,577
06/15/2031	7.250%	408,000	417,638
02/15/2033	7.250%	263,000	261,943
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	96,000	98,225
08/15/2033	6.250%	118,000	122,602
Tronox, Inc.(a)
03/15/2029	4.625%	193,000	149,601
09/30/2030	9.125%	71,000	69,973
WR Grace Holdings LLC(a)
08/15/2029	5.625%	752,000	720,493
03/01/2031	7.375%	81,000	83,065
08/15/2032	6.625%	460,000	464,954
08/01/2033	7.000%	115,000	116,998
Total			6,054,854
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
9

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.1%
Caterpillar Financial Services Corp.
10/16/2026	4.450%	4,579,000	4,596,890
Herc Holdings, Inc.(a)
06/15/2029	6.625%	212,000	218,893
06/15/2030	7.000%	220,000	230,484
03/15/2031	5.750%	77,000	78,061
06/15/2033	7.250%	652,000	688,161
03/15/2034	6.000%	80,000	80,461
John Deere Capital Corp.
07/14/2028	4.950%	6,850,000	7,039,708
United Rentals North America, Inc.(a)
11/15/2033	5.375%	270,000	272,127
Total			13,204,785
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	283,000	274,332
12/01/2028	6.125%	636,000	599,695
Garda World Security Corp.(a)
06/01/2029	6.000%	70,000	68,602
11/15/2032	8.375%	65,000	66,536
Match Group Holdings II LLC(a)
10/01/2031	3.625%	22,000	19,957
Match Group, Inc.(a)
12/15/2027	5.000%	52,000	51,963
06/01/2028	4.625%	139,000	137,380
02/15/2029	5.625%	232,000	231,399
Total			1,449,864
Consumer Products 0.0%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	79,000	65,007
Newell Brands, Inc.(a)
06/01/2028	8.500%	164,000	172,612
Newell Brands, Inc.
05/15/2030	6.375%	186,000	186,600
05/15/2032	6.625%	180,000	180,012
Opal Bidco SAS(a)
03/31/2032	6.500%	155,000	159,597
Scotts Miracle-Gro Co. (The)
02/01/2032	4.375%	195,000	185,340
Whirlpool Corp.
06/15/2030	6.125%	51,000	51,160
06/15/2033	6.500%	53,000	52,957
Total			1,053,285
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.0%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	45,000	46,787
Chart Industries, Inc.(a)
01/01/2030	7.500%	136,000	141,482
Columbus McKinnon Corp.(a)
02/01/2033	7.125%	72,000	74,221
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	528,000	546,643
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	119,000	124,029
Esab Corp.(a)
04/15/2029	6.250%	102,000	104,699
Gates Corp. (The)(a)
07/01/2029	6.875%	53,000	55,152
Madison IAQ LLC(a)
06/30/2029	5.875%	470,000	468,985
Resideo Funding, Inc.(a)
09/01/2029	4.000%	142,000	138,388
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	380,000	379,500
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	193,000	194,465
03/15/2029	6.375%	66,000	67,877
04/15/2031	5.250%	83,000	83,264
03/15/2032	6.625%	223,000	231,849
03/15/2033	6.375%	386,000	402,731
04/15/2034	5.500%	139,000	140,056
Total			3,200,128
Electric 0.7%
Alpha Generation LLC(a)
10/15/2032	6.750%	182,000	189,271
01/15/2034	6.250%	148,000	149,900
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	181,000	180,247
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	185,000	184,511
02/15/2031	3.750%	725,000	686,920
01/15/2032	3.750%	102,000	94,732
01/15/2034	5.750%	248,000	251,279
Dominion Energy, Inc.
03/15/2035	5.450%	4,260,000	4,400,900
DTE Energy Co.
07/01/2027	4.950%	5,155,000	5,215,769
Duke Energy Corp.
08/15/2052	5.000%	7,156,000	6,353,531
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Balanced Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Indiana LLC
04/01/2053	5.400%	1,685,000	1,630,958
Edison International
11/15/2028	5.250%	5,373,000	5,474,368
Long Ridge Energy LLC(a)
02/15/2032	8.750%	260,000	279,188
NextEra Energy Capital Holdings, Inc.
09/01/2027	4.685%	6,081,000	6,150,405
03/15/2035	5.450%	14,120,000	14,686,677
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	231,000	229,936
01/15/2029	7.250%	284,000	294,303
NRG Energy, Inc.(a)
02/15/2029	3.375%	134,000	129,090
07/15/2029	5.750%	289,000	289,681
02/15/2031	3.625%	174,000	164,413
02/15/2032	3.875%	44,000	41,198
02/01/2033	6.000%	254,000	260,313
01/15/2034	5.750%	244,000	247,450
11/01/2034	6.250%	77,000	79,632
01/15/2036	6.000%	219,000	222,895
Ohio Edison Co.(a)
01/15/2033	5.500%	7,000,000	7,346,088
Pacific Gas and Electric Co.
01/15/2053	6.750%	10,331,000	11,168,602
PG&E Corp.(g)
03/15/2055	7.375%	152,000	157,353
09/15/2056	6.850%	56,000	55,932
Talen Energy Supply LLC(a)
02/01/2034	6.250%	262,000	266,587
02/01/2036	6.500%	262,000	269,342
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	257,000	257,331
01/15/2030	4.750%	470,000	460,168
Vistra Operations Co. LLC(a)
10/15/2031	7.750%	462,000	488,052
04/15/2032	6.875%	462,000	485,681
VoltaGrid LLC(a)
11/01/2030	7.375%	242,000	252,588
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	147,000	155,521
03/15/2033	8.625%	280,000	296,347
04/15/2034	7.750%	386,000	400,082
Total			69,947,241
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	231,000	242,210
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	387,000	402,989
Total			645,199
Finance Companies 0.1%
Bread Financial Holdings, Inc.(a)
05/15/2031	6.750%	66,000	67,356
CrossCountry Intermediate HoldCo LLC(a)
10/01/2030	6.500%	151,000	150,607
GGAM Finance Ltd.(a)
04/15/2029	6.875%	342,000	352,564
03/15/2030	5.875%	318,000	324,821
goeasy Ltd.(a)
07/01/2029	7.625%	214,000	200,674
05/15/2030	6.875%	45,000	40,107
10/01/2030	7.375%	46,000	40,762
02/15/2031	6.875%	91,000	78,485
Navient Corp.
03/15/2031	11.500%	270,000	286,526
OneMain Finance Corp.
05/15/2029	6.625%	428,000	437,614
03/15/2030	7.875%	199,000	208,163
05/15/2031	7.500%	270,000	278,754
03/15/2032	6.750%	289,000	291,500
03/15/2033	6.500%	361,000	358,076
09/15/2033	6.750%	274,000	271,985
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	440,000	457,887
Rocket Cos, Inc.(a)
08/01/2030	6.125%	129,000	132,267
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	77,000	74,140
10/15/2033	4.000%	772,000	708,720
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	40,000	39,804
04/15/2029	5.500%	362,000	354,718
UWM Holdings LLC(a)
02/01/2030	6.625%	316,000	313,564
03/15/2031	6.250%	402,000	387,741
Total			5,856,835
Food and Beverage 0.8%
Bacardi Ltd.(a)
05/15/2028	4.700%	1,510,000	1,523,125
05/15/2038	5.150%	21,031,000	20,274,615
Campbell Soup Co.
03/23/2035	4.750%	7,530,000	7,310,329
Chobani Holdco II LLC(a),(f)
10/01/2029	8.750%	228,113	244,938
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
11

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	76,000	79,177
Constellation Brands, Inc.
08/01/2029	3.150%	4,032,000	3,919,536
General Mills, Inc.
01/30/2027	4.700%	2,734,000	2,751,372
Heineken NV(a)
01/29/2028	3.500%	8,690,000	8,631,880
Kraft Heinz Foods Co.
06/01/2026	3.000%	9,060,000	9,034,603
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	144,000	137,547
Mars, Inc.(a)
04/20/2028	4.550%	8,725,000	8,843,357
03/01/2035	5.200%	11,299,000	11,703,950
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	5,433,000	5,474,918
Post Holdings, Inc.(a)
04/15/2030	4.625%	459,000	449,769
09/15/2031	4.500%	205,000	196,029
02/15/2032	6.250%	68,000	69,960
03/15/2036	6.500%	249,000	252,981
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	269,000	268,986
04/30/2029	4.375%	236,000	231,334
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	314,000	302,400
US Foods, Inc.(a)
09/15/2028	6.875%	198,000	204,181
02/15/2029	4.750%	321,000	319,327
06/01/2030	4.625%	208,000	205,918
Total			82,430,232
Gaming 0.0%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	243,000	237,558
02/15/2030	7.000%	388,000	397,941
02/15/2032	6.500%	201,000	204,203
10/15/2032	6.000%	250,000	244,375
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	185,000	186,483
Churchill Downs, Inc.(a)
05/01/2031	6.750%	184,000	189,675
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	197,000	205,580
10/01/2033	6.250%	274,000	274,970
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	336,000	317,013
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	316,000	324,389
Rivers Enterprise Lender LLC/Corp.(a)
10/15/2030	6.250%	196,000	200,298
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	529,000	479,788
Voyager Parent LLC(a)
07/01/2032	9.250%	247,000	263,697
Total			3,525,970
Health Care 0.6%
Abbott Laboratories(e)
03/15/2036	4.650%	4,231,000	4,228,649
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	317,000	316,071
04/15/2029	5.000%	236,000	231,092
03/15/2033	7.375%	327,000	337,278
Avantor Funding, Inc.(a)
07/15/2028	4.625%	154,000	152,542
11/01/2029	3.875%	400,000	381,337
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	201,000	208,860
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	160,000	157,614
03/15/2029	3.750%	242,000	233,175
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	239,000	230,646
05/15/2030	5.250%	367,000	352,723
01/15/2032	10.875%	94,000	102,007
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	241,000	251,951
CVS Health Corp.
03/25/2038	4.780%	6,450,000	6,155,261
03/25/2048	5.050%	5,280,000	4,706,487
DaVita, Inc.(a)
07/15/2033	6.750%	188,000	195,308
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	13,500,000	13,870,134
12/15/2028	4.150%	2,522,000	2,532,986
HCA, Inc.
09/01/2030	3.500%	19,600,000	18,986,471
IQVIA, Inc.(a)
05/15/2030	6.500%	104,000	106,875
06/01/2032	6.250%	302,000	311,192
LifePoint Health, Inc.(a)
10/15/2030	11.000%	91,000	98,875
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	701,000	701,394
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Balanced Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Select Medical Corp.(a)
12/01/2032	6.250%	261,000	254,561
Star Parent, Inc.(a)
10/01/2030	9.000%	543,000	551,298
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	525,000	524,354
Tenet Healthcare Corp.
11/01/2027	5.125%	237,000	237,106
10/01/2028	6.125%	220,000	220,580
05/15/2031	6.750%	262,000	272,068
Tenet Healthcare Corp.(a)
11/15/2032	5.500%	591,000	598,707
11/15/2033	6.000%	210,000	217,121
Total			57,724,723
Healthcare Insurance 0.2%
UnitedHealth Group, Inc.
01/15/2031	4.650%	3,065,000	3,130,306
04/15/2034	5.000%	15,612,000	16,016,560
04/15/2054	5.375%	4,000	3,793
Total			19,150,659
Independent Energy 0.1%
APA Corp.
02/15/2055	6.750%	2,994,000	3,044,850
Civitas Resources, Inc.(a)
07/01/2028	8.375%	11,000	11,369
11/01/2030	8.625%	28,000	29,637
07/01/2031	8.750%	289,000	303,025
06/15/2033	9.625%	466,000	515,163
CNX Resources Corp.(a)
03/01/2032	7.250%	197,000	206,462
03/01/2034	5.875%	145,000	145,223
Comstock Resources, Inc.(a)
03/01/2029	6.750%	220,000	219,320
Crescent Energy Finance LLC(a)
04/01/2032	7.625%	60,000	60,635
01/15/2033	7.375%	65,000	64,596
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	307,000	309,668
02/01/2029	5.750%	103,000	103,261
04/15/2030	6.000%	56,000	55,205
04/15/2032	6.250%	121,000	117,815
11/01/2033	8.375%	174,000	183,425
02/15/2035	7.250%	163,000	161,545
Matador Resources Co.(a)
04/15/2032	6.500%	459,000	468,770
04/15/2033	6.250%	112,000	113,966
Occidental Petroleum Corp.
10/01/2054	6.050%	5,000,000	4,980,673
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Permian Resources Operating LLC(a)
04/15/2027	8.000%	118,000	118,727
01/15/2032	7.000%	369,000	387,184
02/01/2033	6.250%	151,000	156,082
SM Energy Co.
09/15/2026	6.750%	252,000	252,283
SM Energy Co.(a)
08/01/2029	6.750%	217,000	221,941
08/01/2032	7.000%	51,000	51,916
Vital Energy, Inc.(a)
04/15/2032	7.875%	60,000	61,001
Total			12,343,742
Integrated Energy 0.1%
BP Capital Markets America, Inc.
11/17/2027	5.017%	10,545,000	10,758,882
03/17/2052	3.001%	5,150,000	3,385,316
Total			14,144,198
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	251,000	249,180
Carnival Corp.(a)
03/15/2030	5.750%	216,000	223,498
08/01/2032	5.750%	332,000	344,924
02/15/2033	6.125%	393,000	406,761
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	123,000	123,080
Cinemark USA, Inc.(a)
07/15/2028	5.250%	97,000	97,010
08/01/2032	7.000%	184,000	191,592
NCL Corp., Ltd.(a)
01/15/2031	5.875%	282,000	284,253
02/01/2032	6.750%	302,000	310,738
09/15/2033	6.250%	219,000	220,969
NCL Finance Ltd.(a)
03/15/2028	6.125%	201,000	206,195
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	686,000	673,749
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(a)
01/15/2032	8.625%	248,000	250,811
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	201,000	204,378
Vail Resorts, Inc.(a)
05/15/2032	6.500%	144,000	149,026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
13

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Viking Cruises Ltd.(a)
07/15/2031	9.125%	347,000	368,964
10/15/2033	5.875%	339,000	345,852
Total			4,650,980
Life Insurance 0.2%
Met Tower Global Funding(a)
10/01/2027	4.000%	6,338,000	6,351,714
04/12/2029	5.250%	6,379,000	6,607,208
Principal Life Global Funding II(a)
01/09/2028	4.800%	3,065,000	3,111,060
11/27/2029	4.950%	1,856,000	1,900,814
Total			17,970,796
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
09/15/2033	5.750%	140,000	143,348
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	324,000	330,734
Marriott Ownership Resorts, Inc.(a)
10/01/2033	6.500%	462,000	447,468
Wyndham Hotels & Resorts, Inc.(a)
03/01/2033	5.625%	129,000	129,806
Total			1,051,356
Media and Entertainment 0.2%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	109,000	109,903
06/01/2029	7.500%	419,000	422,053
04/01/2030	7.875%	198,000	208,665
02/15/2031	7.125%	239,000	252,494
03/15/2033	7.500%	242,000	261,253
Gray Escrow II, Inc.(a)
11/15/2031	5.375%	23,000	18,174
Gray Media, Inc.(a)
07/15/2032	9.625%	174,000	180,808
08/15/2033	7.250%	109,000	112,587
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	38,456	34,222
08/15/2030	7.750%	86,210	68,983
Mav Acquisition Corp.(a)
08/01/2029	8.000%	190,000	188,809
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	155,000	158,237
Meta Platforms, Inc.
11/15/2045	5.500%	2,237,000	2,208,854
11/15/2055	5.625%	3,937,000	3,853,635
11/15/2065	5.750%	4,333,000	4,218,142
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	192,000	192,028
03/15/2030	4.625%	138,000	135,435
02/15/2031	7.375%	176,000	185,022
Roblox Corp.(a)
05/01/2030	3.875%	274,000	260,907
Snap, Inc.(a)
03/01/2033	6.875%	312,000	310,811
03/15/2034	6.875%	342,000	341,359
Univision Communications, Inc.(a)
08/15/2028	8.000%	173,000	177,968
05/01/2029	4.500%	97,000	92,133
06/30/2030	7.375%	131,000	131,020
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	200,000	183,756
03/15/2042	5.050%	589,000	413,839
03/15/2052	5.141%	85,000	55,815
Total			14,776,912
Metals and Mining 0.0%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	84,000	88,797
Carpenter Technology Corp.(a)
03/01/2034	5.625%	199,000	202,829
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	74,000	76,203
03/15/2032	7.000%	39,000	39,635
05/01/2033	7.375%	41,000	42,076
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	135,000	142,550
Constellium SE(a)
06/15/2028	5.625%	74,000	73,999
04/15/2029	3.750%	206,000	199,604
08/15/2032	6.375%	60,000	62,475
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%	443,000	446,686
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	210,000	202,883
03/01/2034	5.875%	408,000	412,689
Novelis Corp.(a)
01/30/2030	4.750%	399,000	386,672
08/15/2031	3.875%	331,000	303,094
08/15/2033	6.375%	203,000	205,085
Novelis, Inc.(a)
01/30/2030	6.875%	72,000	74,324
Total			2,959,601
Midstream 0.2%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	243,000	260,219
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Balanced Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	352,000	365,559
CNX Midstream Partners LP(a)
04/15/2030	4.750%	420,000	409,769
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	576,000	601,777
06/30/2033	7.375%	521,000	539,126
Enbridge, Inc.
04/05/2027	5.250%	7,412,000	7,511,707
ITT Holdings LLC(a)
08/01/2029	6.500%	37,000	35,961
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	4,080,000	4,009,162
NuStar Logistics LP
10/01/2030	6.375%	150,000	157,927
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	123,000	129,479
Sunoco LP(a),(g),(h)
	7.875%	227,000	235,305
Sunoco LP(a),(e)
07/15/2031	5.375%	171,000	171,277
Sunoco LP(a)
05/01/2032	7.250%	82,000	86,613
07/01/2033	6.250%	365,000	375,470
Sunoco LP/Finance Corp.
04/30/2030	4.500%	178,000	174,243
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	436,000	456,107
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	107,000	102,517
08/15/2031	4.125%	256,000	240,162
11/01/2033	3.875%	203,000	180,703
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	355,000	364,291
02/01/2029	9.500%	87,000	93,314
01/15/2030	7.000%	355,000	359,670
06/01/2031	8.375%	185,000	189,366
02/01/2032	9.875%	157,000	166,373
Venture Global Plaquemines LNG LLC(a)
12/15/2030	6.125%	98,000	101,786
05/01/2033	7.500%	154,000	170,895
01/15/2034	6.500%	247,000	259,947
06/15/2034	6.500%	130,000	136,753
05/01/2035	7.750%	154,000	174,762
01/15/2036	6.750%	740,000	789,055
Western Midstream Operating LP
04/01/2033	6.150%	4,559,000	4,874,372
Total			23,723,667
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	3,855,000	3,782,288
Southern Co Gas Capital Corp.
09/15/2028	4.050%	3,168,000	3,176,740
Total			6,959,028
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	313,000	313,333
09/01/2032	6.625%	185,000	192,245
Archrock Services LP /Partners Finance Corp.(a)
02/01/2034	6.000%	104,000	105,204
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	304,000	314,999
10/01/2033	6.500%	193,000	199,060
10/01/2035	6.750%	114,000	119,068
Nabors Industries, Inc.(a)
01/31/2030	9.125%	398,000	418,622
08/15/2031	8.875%	93,000	96,320
11/15/2032	7.625%	205,000	210,611
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	161,246	165,333
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	213,715	218,286
Transocean, Inc.(a)
05/15/2029	8.250%	71,000	73,911
05/15/2031	8.500%	118,000	124,804
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	246,000	254,237
Total			2,806,033
Other Industry 0.0%
Installed Building Products, Inc.(a)
02/01/2034	5.625%	79,000	80,144
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	77,000	79,520
04/15/2030	6.625%	186,000	192,511
Total			352,175
Other REIT 0.0%
Ladder Capital Finance Holdings LLLP/Corp.(a)
07/15/2031	7.000%	154,000	162,248
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	257,000	257,003
05/15/2029	4.875%	141,000	138,542
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	121,000	124,308
06/15/2033	6.500%	140,000	145,504
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
15

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RHP Hotel Properties LP/Finance Corp.(a),(e)
03/15/2034	5.750%	58,000	58,384
Service Properties Trust
06/15/2029	8.375%	90,000	94,775
Service Properties Trust(a)
11/15/2031	8.625%	163,000	171,480
Total			1,152,244
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	650,000	619,932
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	182,000	183,613
04/15/2030	8.750%	422,000	421,484
04/15/2032	6.750%	126,000	126,913
Total			1,351,942
Pharmaceuticals 0.8%
1261229 BC Ltd.(a)
04/15/2032	10.000%	586,000	608,758
AbbVie, Inc.
03/15/2029	4.800%	25,863,000	26,569,478
11/21/2029	3.200%	7,780,000	7,598,982
Amgen, Inc.
03/02/2033	5.250%	5,770,000	6,038,699
Bausch Health Companies, Inc.(a)
01/31/2027	8.500%	35,000	34,719
06/01/2028	4.875%	16,000	14,864
09/30/2028	11.000%	75,000	78,404
02/15/2029	6.250%	54,000	42,974
Gilead Sciences, Inc.
03/01/2026	3.650%	35,606,000	35,604,985
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	524,000	516,762
Merck & Co., Inc.
12/04/2035	4.750%	2,449,000	2,472,723
Organon Finance 1 LLC(a)
04/30/2028	4.125%	115,000	112,838
04/30/2031	5.125%	83,000	73,612
Total			79,767,798
Property & Casualty 0.1%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	125,000	125,256
08/01/2029	6.000%	172,000	160,454
11/06/2030	7.500%	190,000	193,385
07/01/2032	6.750%	129,000	126,558
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	184,000	184,109
04/15/2028	6.750%	189,000	191,047
11/01/2029	5.875%	197,000	192,507
01/15/2031	7.000%	558,000	566,909
10/01/2031	6.500%	101,000	101,712
10/01/2032	7.375%	375,000	371,981
AmWINS Group, Inc.(a)
02/15/2029	6.375%	309,000	314,373
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	478,000	489,708
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	604,000	597,221
Asurion LLC and Asurion Co-Issuer, Inc.(a)
02/01/2034	8.375%	143,000	142,154
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	433,000	419,474
Howden UK Refinance PLC/2 PLC/US Refinance LLC(a)
02/15/2032	8.125%	465,000	445,309
HUB International Ltd.(a)
12/01/2029	5.625%	269,000	264,873
01/31/2032	7.375%	377,000	384,623
HUB International, Ltd.(a)
06/15/2030	7.250%	297,000	306,299
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	361,000	367,193
Ryan Specialty LLC(a)
08/01/2032	5.875%	179,000	180,563
Total			6,125,708
Railroads 0.1%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	367,000	378,354
Norfolk Southern Corp.
06/15/2026	2.900%	5,434,000	5,417,366
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	544,000	572,169
Total			6,367,889
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	189,000	192,346
10/15/2030	4.000%	272,000	261,488
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	404,000	381,135
Total			834,969
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Balanced Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 0.1%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	116,000	118,931
08/01/2033	7.375%	118,000	120,914
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	211,000	207,869
Beach Acquisition Bidco LLC(a),(f)
07/15/2033	10.000%	457,457	505,504
Belron UK Finance PLC(a)
10/15/2029	5.750%	91,000	93,050
Group 1 Automotive, Inc.(a)
01/15/2030	6.375%	183,000	187,553
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	358,000	377,020
Lithia Motors, Inc.(a)
01/15/2031	4.375%	120,000	115,079
Lowe’s Companies, Inc.
04/01/2052	4.250%	2,367,000	1,893,320
04/01/2062	4.450%	3,544,000	2,808,309
Walmart, Inc.
04/28/2035	4.900%	3,939,000	4,086,122
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	342,000	322,756
Total			10,836,427
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2029	3.500%	138,000	133,138
Albertsons Cos, Inc.(a)
03/31/2032	5.625%	257,000	257,986
Total			391,124
Technology 0.6%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	371,000	388,651
APLD ComputeCo LLC(a)
12/15/2030	9.250%	574,000	602,567
Black Pearl Compute LLC(a)
02/15/2031	6.125%	300,000	307,190
Block, Inc.(a)
08/15/2030	5.625%	189,000	191,466
08/15/2033	6.000%	148,000	150,327
Block, Inc.
05/15/2032	6.500%	424,000	436,148
Broadcom, Inc.
04/15/2028	4.800%	5,058,000	5,159,876
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom, Inc.(a)
11/15/2036	3.187%	11,197,000	9,655,141
CACI International, Inc.(a),(e)
06/15/2033	6.375%	387,000	399,009
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	77,000	49,297
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	81,000	51,189
Cipher Compute LLC(a)
11/15/2030	7.125%	331,000	345,199
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	629,000	516,838
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	824,000	802,989
06/30/2032	8.250%	238,000	238,209
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	841,000	688,037
CoreWeave, Inc.(a)
06/01/2030	9.250%	175,000	171,383
02/01/2031	9.000%	220,000	212,755
Entegris Escrow Corp.(a)
06/15/2030	5.950%	487,000	496,786
Fair Isaac Corp.(a)
05/15/2033	6.000%	138,000	139,480
Flash Compute LLC(a)
12/31/2030	7.250%	186,000	190,524
HealthEquity, Inc.(a)
10/01/2029	4.500%	276,000	268,669
Intel Corp.
03/25/2050	4.750%	4,225,000	3,516,960
International Business Machines Corp.
05/15/2026	3.300%	10,360,000	10,341,824
ION Platform Finance US Inc./SARL(a)
05/15/2028	5.750%	346,000	323,500
05/01/2029	8.750%	224,000	208,252
05/30/2029	9.500%	380,000	356,860
ION Platform Finance US, Inc.(a)
09/30/2032	7.875%	388,000	311,911
Iron Mountain, Inc.(a)
09/15/2027	4.875%	91,000	90,957
07/15/2028	5.000%	183,000	182,572
02/15/2029	7.000%	87,000	89,299
01/15/2033	6.250%	96,000	98,015
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	519,000	487,969
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	523,000	561,071
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
17

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Corp.(a)
10/01/2028	5.000%	456,000	448,445
04/15/2029	5.125%	176,000	172,529
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	442,000	443,341
05/15/2031	10.375%	97,000	97,920
02/15/2033	9.500%	109,000	106,817
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	3,586,000	3,474,581
05/11/2031	2.500%	4,968,000	4,548,966
Oracle Corp.
09/26/2065	6.100%	12,286,000	10,640,413
Picard Midco, Inc.(a)
03/31/2029	6.500%	515,000	504,983
Science Applications International Corp.(a)
11/01/2033	5.875%	256,000	253,856
Seagate Data Storage Technology Pte Ltd.(a)
07/15/2031	8.500%	76,000	79,946
Sensata Technologies BV(a)
09/01/2030	5.875%	263,000	265,666
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	516,000	505,127
SV RNO Property Owner 1 LLC(a)
03/01/2031	5.875%	739,000	742,193
Synaptics, Inc.(a)
06/15/2029	4.000%	101,000	97,490
UKG, Inc.(a)
02/01/2031	6.875%	339,000	328,963
WEX, Inc.(a)
03/15/2033	6.500%	325,000	326,185
WULF Compute LLC(a)
10/15/2030	7.750%	160,000	169,408
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	477,000	411,503
Total			61,649,252
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	133,000	134,493
02/15/2031	8.000%	215,000	213,168
06/15/2032	8.375%	187,000	183,934
ERAC USA Finance LLC(a)
10/15/2037	7.000%	5,050,000	5,946,079
Total			6,477,674
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.0%
Altice France(a)
10/15/2030	6.875%	329,268	319,312
03/15/2032	6.500%	153,201	146,499
Altice France Lux 3/Holdings 1(a)
01/15/2033	10.000%	41,200	38,766
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	386,000	343,247
Total			847,824
Wirelines 0.0%
Fibercop SpA(a)
07/18/2036	7.200%	78,000	79,375
Iliad Holding SAS(a)
10/15/2028	7.000%	339,000	342,883
Iliad Holding SASU(a)
04/15/2032	7.000%	196,000	201,498
Level 3 Financing, Inc.(a)
01/15/2036	8.500%	246,000	256,097
Optics Bidco SpA(a)
06/04/2038	7.721%	52,000	53,418
Uniti Group LP/Finance 2019, Inc./CSL Capital LLC(a)
06/15/2032	8.625%	107,000	108,442
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	247,000	259,749
Windstream Services LLC(a)
10/15/2033	7.500%	167,000	173,740
Total			1,475,202
Total Corporate Bonds & Notes (Cost $812,320,953)			831,329,139

Exchange-Traded Equity Funds 2.9%
	Shares	Value ($)
U.S. Mid Large Cap 2.9%
iShares Core MSCI EAFE ETF	2,993,653	294,335,963
Total Exchange-Traded Equity Funds (Cost $224,351,978)		294,335,963
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Balanced Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)

Foreign Government Obligations(i) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
02/15/2030	9.000%	477,000	507,319
12/01/2031	7.000%	87,000	92,873
Total			600,192
Total Foreign Government Obligations (Cost $564,143)			600,192

Residential Mortgage-Backed Securities - Agency 13.5%

Fannie Mae REMICS(b),(j)
CMO Series 2024-6 Class AS
30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	2.268%	31,859,129	3,423,550
CMO Series 2025-87 Class SA
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 10/25/2055	2.233%	48,020,828	4,405,954
Fannie Mae REMICS(b)
CMO Series 2024-87 Class FA
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 12/25/2054	5.067%	13,345,272	13,506,499
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	4.517%	13,490,836	13,473,375
CMO Series 2025-15 Class ME
30-day Average SOFR + 3.300% Floor 3.300%, Cap 7.800% 04/25/2055	6.967%	16,564,025	16,725,560
CMO Series 2025-4 Class FA
30-day Average SOFR + 1.200% Floor 1.200%, Cap 7.000% 07/25/2054	4.867%	16,069,653	16,186,362
CMO Series 2025-6 Class LF
30-day Average SOFR + 1.800% Floor 1.800%, Cap 6.000% 02/25/2055	5.467%	30,098,333	30,519,713
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	4.517%	35,322,637	35,264,164
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
07/01/2029- 07/01/2052	3.500%	23,947,870	22,640,746
10/01/2031- 10/01/2039	6.000%	167,364	175,812
06/01/2032- 07/01/2032	7.000%	48,048	50,390
12/01/2036- 10/01/2055	5.500%	44,383,927	45,443,114
03/01/2038	6.500%	301	318
12/01/2051- 06/01/2052	2.500%	76,941,467	67,074,807
07/01/2052- 01/01/2055	4.500%	65,485,446	65,143,458
01/01/2054	4.000%	56,692,259	55,189,210
12/01/2054	5.000%	18,143,701	18,436,943
Federal Home Loan Mortgage Corp.(b)
12-month Term SOFR + 1.708% Cap 11.277% 08/01/2036	6.407%	3,068	3,190
Federal Home Loan Mortgage Corp.(k)
11/01/2052	4.000%	77,737,282	76,236,465
Federal Home Loan Mortgage Corp.(b),(j)
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	2.177%	22,595,539	2,513,678
Federal Home Loan Mortgage Corp. REMICS(b),(j)
CMO Series 4906 Class QS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	2.268%	18,198,648	2,267,854
CMO Series 5228 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 9,999.000% 01/25/2047	2.185%	19,664,843	2,454,227
CMO Series 5440 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 07/25/2054	2.233%	41,066,429	3,696,894
Federal National Mortgage Association
08/01/2026- 04/01/2052	3.500%	6,933,534	6,544,232
07/01/2027- 04/01/2052	3.000%	23,931,336	21,684,909
01/01/2029- 08/01/2044	4.000%	263,833	262,145
06/01/2031	7.000%	22,358	23,425
07/01/2032- 03/01/2037	6.500%	71,232	73,944
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
19

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/01/2037- 03/01/2054	5.500%	36,257,713	36,889,992
11/01/2043- 12/01/2054	4.500%	32,053,600	31,847,375
08/01/2051	2.500%	33,893,263	29,729,168
02/01/2052- 03/01/2052	2.000%	59,291,457	49,820,112
08/01/2053- 12/01/2054	5.000%	118,321,071	119,873,830
03/01/2054- 09/01/2054	6.000%	70,365,327	72,401,750
Federal National Mortgage Association(k)
08/01/2029- 03/01/2046	3.500%	2,070,561	2,005,786
01/01/2031- 02/01/2031	3.000%	407,709	401,556
10/01/2043	4.500%	175,992	177,836
Federal National Mortgage Association REMICS(b),(j)
CMO Series 2017-76 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2057	2.318%	17,801,852	2,466,367
CMO Series 2023-50 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2049	2.218%	20,515,791	2,076,908
CMO Series 2024-74 Class SW
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/25/2054	2.333%	30,460,656	2,516,050
Freddie Mac REMICS(b)
CMO Series 5462 Class FA
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 10/25/2054	4.767%	23,993,660	24,143,136
CMO Series 5500 Class FQ
30-day Average SOFR + 1.430% Floor 1.430%, Cap 6.500% 10/25/2054	5.097%	16,953,873	17,156,273
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	7.617%	16,595,943	16,902,160
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	7.617%	38,010,317	38,913,176
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	4.987%	16,864,382	17,054,091
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	7.617%	7,330,342	7,457,197
CMO Series 5560 Class MB
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.267%	15,293,466	15,637,670
Freddie Mac REMICS(b),(j)
CMO Series 5573 Class SA
-1.0 x 30-day Average SOFR + 5.150% Cap 5.150% 09/25/2055	1.483%	29,486,826	1,704,339
Government National Mortgage Association(b),(j)
CMO Series 2019-22 Class SM
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	2.268%	20,168,498	2,542,554
CMO Series 2020-101 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.418%	9,752,875	1,293,966
CMO Series 2020-77 Class KS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 05/20/2049	2.318%	19,765,169	2,753,079
CMO Series 2021-154 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.518%	36,547,034	5,267,184
CMO Series 2021-55 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	2.518%	15,758,740	2,235,716
CMO Series 2021-58 Class SN
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.518%	15,378,875	1,937,222
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Balanced Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-66 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.518%	29,134,836	4,147,819
CMO Series 2021-74 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.518%	18,236,643	2,596,550
CMO Series 2021-98 Class KS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	2.518%	14,513,067	2,225,069
CMO Series 2024-126 Class SG
30-day Average SOFR + 6.650% Cap 6.650% 08/20/2054	2.989%	44,202,514	5,283,942
CMO Series 2024-159 Class CS
30-day Average SOFR + 5.500% Cap 5.500% 10/20/2054	1.839%	94,219,010	7,059,821
CMO Series 2024-184 Class SX
30-day Average SOFR + 5.250% Cap 5.250% 11/20/2054	1.589%	56,297,103	3,565,785
CMO Series 2024-196 Class SK
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 12/20/2054	2.439%	17,969,897	1,823,114
CMO Series 2024-197 Class LS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	2.339%	50,797,156	4,629,704
CMO Series 2024-197 Class SH
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 12/20/2054	2.339%	59,404,659	5,073,158
CMO Series 2024-197 Class SV
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	2.389%	61,348,209	6,288,425
CMO Series 2024-204 Class ES
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	2.389%	48,496,241	5,336,919
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-22D Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2051	2.268%	32,247,693	4,167,269
CMO Series 2051-56Q Class SL
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2055	2.339%	38,482,426	3,818,080
Government National Mortgage Association(j)
CMO Series 2024-22 Class EI
01/20/2052	3.500%	45,906,931	8,639,409
CMO Series 2024-28 Class IM
01/20/2050	4.000%	14,738,504	2,121,233
Government National Mortgage Association(b)
CMO Series 2025-149M Class FP
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 09/20/2055	4.762%	17,885,908	18,038,898
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	7.662%	14,234,281	14,799,619
Uniform Mortgage-Backed Security TBA(e)
03/17/2041- 03/13/2054	3.000%	123,625,000	112,906,813
03/17/2041- 03/13/2055	3.500%	85,550,000	81,807,691
03/13/2055	4.000%	10,000,000	9,718,133
03/12/2056	5.500%	31,000,000	31,497,017
Total Residential Mortgage-Backed Securities - Agency (Cost $1,328,294,508)			1,364,169,899

Residential Mortgage-Backed Securities - Non-Agency 7.7%

A&D Mortgage Trust(a),(g)
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	20,176,285	20,425,168
CMO Series 2025-NQM3 Class A1
08/25/2070	5.374%	13,989,404	14,136,553
CMO Series 2025-NQM4 Class A1
10/25/2070	5.225%	14,522,718	14,648,737
A&D Mortgage Trust(a),(c)
CMO Series 2026-NQM1 Class A1
02/25/2071	4.912%	11,999,080	12,028,977
ACHM Trust(a),(c)
CMO Series 2025-HE2 Class A
08/25/2055	5.465%	25,994,796	26,383,767
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-A Class A1
09/25/2065	1.065%	9,206,553	8,491,867
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
21

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	490,157	463,158
CMO Series 2020-6 Class M1
05/25/2065	2.805%	2,575,000	2,337,514
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	1,331,939	1,276,220
Angel Oak Mortgage Trust(a),(g)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	20,042,022	19,979,369
CMO Series 2025-13 Class A1
10/25/2070	4.929%	9,574,843	9,616,049
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	328,812	322,369
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	873,748	863,107
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	3,514,281	3,311,422
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	1,423,596	1,347,848
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	310,048	305,136
CMO Series 2022-NQM3 Class A1
07/25/2062	5.108%	4,341,364	4,336,347
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	2,725,000	2,591,075
BRAVO Residential Funding Trust(a),(g)
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	2,582,323	2,600,328
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	4,980,929	5,029,712
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	7,265,165	7,340,792
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	9,648,159	9,396,564
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	3,655,397	3,644,919
COLT Mortgage Loan Trust(a)
CMO Series 2021-2R Class A1
07/27/2054	0.798%	1,424,685	1,296,973
COLT Mortgage Loan Trust(a),(c)
CMO Series 2021-HX1 Class M1
10/25/2066	2.355%	3,250,000	2,415,051
CMO Series 2022-1 Class A1
12/27/2066	2.284%	9,361,903	8,729,065
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-12 Class A1
01/26/2071	4.983%	10,366,860	10,418,807
COLT Mortgage Loan Trust(a),(g)
CMO Series 2024-1 Class A1
02/25/2069	5.835%	4,933,586	4,962,454
CMO Series 2025-7 Class A1
06/25/2070	5.470%	27,876,186	28,203,194
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	6.767%	7,200,000	7,350,208
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	2,864,820	2,445,724
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	846,846	783,659
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	1,075,000	885,438
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	4,775,000	3,782,695
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	2,525,000	1,967,540
Cross Mortgage Trust(a),(g)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	1,772,263	1,788,021
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	6,673,105	6,528,947
CMO Series 2021-RPL4 Class A1
12/27/2060	5.796%	5,185,880	5,181,730
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	2,718,763	2,497,154
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	1,397,186	1,361,552
EFMT(a),(c)
CMO Series 2025-NQM6 Class A1
12/25/2070	5.001%	10,952,972	11,014,076
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	238,528	235,164
CMO Series 2022-2 Class A1
04/25/2067	4.299%	25,769,342	25,677,064
CMO Series 2025-NQM1 Class A1
01/25/2070	5.668%	4,858,512	4,910,660
Ellington Financial Mortgage Trust(a),(g)
CMO Series 2026-CES1 Class A1A
12/25/2060	4.914%	7,270,000	7,302,479
The accompanying Notes to Financial Statements are an integral part of this statement.
22
Columbia Balanced Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equifirst Mortgage Loan Trust(g)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	15,912	15,441
FIGRE Trust(a),(g)
CMO Series 2025-FL1 Class A1
07/25/2055	5.265%	7,037,302	7,087,445
FIGRE Trust(a),(c)
CMO Series 2025-PF2 Class A
10/25/2055	5.017%	7,531,961	7,609,067
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.317%	711,530	714,424
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	6.567%	7,000,000	7,157,132
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	5.817%	518,361	520,781
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-CS01 Class B1
30-day Average SOFR + 0.114% 04/25/2033	4.454%	8,622,732	8,351,528
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	6.617%	3,914,463	3,976,933
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	4.517%	2,166,792	2,166,915
GCAT Trust(a),(c)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	2,197,421	2,152,002
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	8,421,963	8,066,387
CMO Series 2022-NQM3 Class A1
04/25/2067	4.349%	26,809,109	26,708,781
CMO Series 2025-NQM5 Class A1
08/25/2070	4.981%	19,154,053	19,248,315
GITSIT Mortgage Loan Trust(a),(g)
CMO Series 2025-NPL2 Class A1
12/25/2055	5.425%	10,102,697	10,103,130
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	991,420	952,443
GS Mortgage-Backed Securities Trust(a),(g)
CMO Series 2025-NQM4 Class A1
10/25/2065	5.006%	11,141,159	11,197,689
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HOMES Trust(a),(g)
CMO Series 2025-AFC2 Class AIA
06/25/2060	5.471%	8,754,608	8,858,913
HOMES Trust(a),(c)
CMO Series 2025-NQM4 Class A1
08/25/2070	5.220%	9,187,373	9,259,600
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	3,922,574	3,428,305
JPMorgan Mortgage Trust(a),(c)
CMO Series 2025-VIS3 Class A1
02/25/2066	5.062%	19,543,315	19,678,764
Legacy Mortgage Asset Trust(a),(g)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	5,512,411	5,529,444
CMO Series 2021-GS2 Class A1
04/25/2061	5.750%	10,067,105	10,098,306
LHOME Mortgage Trust(a),(g)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	4,300,000	4,308,907
MetLife Securitization Trust(a),(c)
CMO Series 2018-1A Class A
03/25/2057	3.750%	1,657,956	1,630,560
MFA Trust(a),(c)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	2,925,000	2,727,609
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	1,986,177	1,893,492
MFA Trust(a),(g)
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	23,973,229	24,077,693
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	1,722,404	1,733,119
CMO Series 2025-NQM3 Class A1
08/25/2070	5.261%	8,841,263	8,911,163
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	241,279	236,659
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	50,895	49,936
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	78,523	77,071
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2018-3 Class A1
08/25/2058	3.482%	1,621,575	1,606,745
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	7,225,000	6,769,439
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
23

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Residential Mortgage Loan Trust(a),(c)
CMO Series 2025-DSC2 Class A1
07/25/2070	5.443%	8,104,394	8,205,921
Morgan Stanley Residential Mortgage Loan Trust(a),(g)
CMO Series 2025-NQM7 Class A1
09/25/2070	4.984%	15,037,765	15,107,641
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	514,721	500,560
NYMT Loan Trust(a),(c)
CMO Series 2025-INV2 Class A1
10/25/2060	5.000%	13,045,342	13,119,192
OBX Trust(a),(g)
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	6,078,884	6,124,139
CMO Series 2023-NQM8 Class A2
09/25/2063	7.248%	4,968,383	5,007,384
OBX Trust(a),(c)
CMO Series 2025-NQM13 Class A1
05/25/2065	5.441%	13,312,015	13,463,310
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	769,490	733,775
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	12,941,000	9,708,666
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	9,528,000	7,373,533
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	8,383,000	6,198,218
PRPM LLC(a),(g)
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	4,103,634	4,053,162
CMO Series 2025-RCF4 Class A2
08/25/2055	4.500%	4,115,000	4,066,576
PRPM Trust(a),(g)
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	1,156,256	1,165,441
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	2,473,157	2,497,748
PRPM Trust(a),(c)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.606%	15,414,653	15,619,310
CMO Series 2025-NQM6 Class A1
10/25/2070	4.986%	17,636,719	17,724,947
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	7.374%	1,011,953	1,017,898
Residential Mortgage Loan Trust(a),(c)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	41,309	41,081
Spruce Hill Mortgage Loan Trust(a),(g)
CMO Series 2022-SH1 Class A1A
07/25/2057	4.100%	12,163,103	12,129,807
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	359,584	357,282
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	275,524	268,575
CMO Series 2021-4 Class M1
08/25/2056	2.400%	3,475,000	2,741,712
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	106,699	106,154
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	405,696	403,929
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month Term SOFR + 1.114% 10/25/2048	4.788%	1,094,228	1,096,125
CMO Series 2019-HY2 Class A1
1-month Term SOFR + 1.114% 05/25/2058	4.788%	1,424,278	1,456,421
Vericrest Opportunity Loan Transferee(a),(g)
CMO Series 2021-NP11 Class A1
08/25/2051	5.868%	1,188,478	1,188,493
Verus Securitization Trust(a),(c)
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	295,180	291,106
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	376,116	371,078
Verus Securitization Trust(a),(g)
CMO Series 2022-1 Class A1
01/25/2067	2.724%	16,743,593	16,149,867
CMO Series 2023-6 Class A2
09/25/2068	6.939%	2,093,953	2,107,298
CMO Series 2023-8 Class A1
12/25/2068	6.259%	1,884,098	1,897,569
CMO Series 2024-1 Class A1
01/25/2069	5.712%	8,099,807	8,136,766
CMO Series 2024-2 Class A1
02/25/2069	6.095%	2,278,526	2,296,276
The accompanying Notes to Financial Statements are an integral part of this statement.
24
Columbia Balanced Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-3 Class A1
04/25/2069	6.338%	6,308,618	6,381,867
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	5,871,571	5,928,014
CMO Series 2025-7 Class A1
08/25/2070	5.129%	20,379,269	20,513,426
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	71,707	71,333
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	308,401	299,190
CMO Series 2020-1R Class A3
11/25/2055	1.873%	350,928	341,049
Vista Point Securitization Trust(a),(g)
CMO Series 2025-CES2 Class A1
08/25/2055	5.601%	11,234,458	11,315,761
CMO Series 2025-CES2 Class A3
08/25/2055	6.117%	8,950,000	9,123,278
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $784,849,062)			774,219,669

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Altice Luxembourg France SA, CVR(a),(d),(l),(m),(n)	172	2,697
Total Communication Services		2,697
Total Rights (Cost $10)		2,697

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.0%
Ascend Learning LLC(b),(o)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.673%	314,762	299,025
Total Senior Loans (Cost $313,800)			299,025

U.S. Treasury Obligations 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(k)
05/15/2047	3.000%	47,300,000	36,812,703
Total U.S. Treasury Obligations (Cost $37,651,278)			36,812,703

Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(p),(q)	351,299,405	351,229,145
Total Money Market Funds (Cost $351,154,070)		351,229,145
Total Investments in Securities (Cost: $7,097,444,805)		10,280,033,132
Other Assets & Liabilities, Net		(187,722,477)
Net Assets		10,092,310,655
At February 28, 2026, securities and/or cash totaling $25,769,530 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	1,619	06/2026	USD	191,800,906	1,468,532	—
U.S. Treasury 10-Year Note	4,148	06/2026	USD	472,094,250	2,004,438	—
U.S. Treasury 5-Year Note	692	06/2026	USD	76,217,313	296,352	—
U.S. Treasury Ultra 10-Year Note	183	06/2026	USD	21,362,391	122,541	—
U.S. Treasury Ultra Bond	1,014	06/2026	USD	123,296,063	1,054,991	—
Total					4,946,854	—

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
25

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(1,438)	06/2026	USD	(300,935,204)	—	(519,371)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2026, the total value of these securities amounted to $1,550,501,551, which represents 15.36% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2026.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2026.

(d)	Non-income producing investment.
(e)	Represents a security purchased on a when-issued basis.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2026.

(h)	Perpetual security with no specified maturity date.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(k)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(l)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2026, the total value of these securities amounted to $2,697, which represents less than 0.01% of total net assets.

(m)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At February 28, 2026, the total market value of these securities amounted to $2,697, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Altice Luxembourg France SA, CVR	10/15/2025	172	10	2,697

(n)	Valuation based on significant unobservable inputs.
(o)
The stated interest rate represents the weighted average interest rate at February 28, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(p)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(q)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	523,031,017	1,192,812,508	(1,364,629,142)	14,762	351,229,145	17,354	7,711,886	351,299,405
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
The accompanying Notes to Financial Statements are an integral part of this statement.
26
Columbia Balanced Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	448,811,235	—	448,811,235
Commercial Mortgage-Backed Securities - Non-Agency	—	147,697,800	—	147,697,800
Common Stocks
Communication Services	765,312,758	87,590	—	765,400,348
Consumer Discretionary	614,242,965	—	—	614,242,965
Consumer Staples	149,992,660	—	—	149,992,660
Energy	237,292,928	—	—	237,292,928
Financials	758,514,707	—	—	758,514,707
Health Care	657,641,477	—	—	657,641,477
Industrials	604,446,210	—	—	604,446,210
Information Technology	1,992,457,417	—	—	1,992,457,417
Materials	29,331,688	—	—	29,331,688
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
27

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Real Estate	79,985,772	—	—	79,985,772
Utilities	141,219,493	—	—	141,219,493
Total Common Stocks	6,030,438,075	87,590	—	6,030,525,665
Corporate Bonds & Notes	—	831,329,139	—	831,329,139
Exchange-Traded Equity Funds	294,335,963	—	—	294,335,963
Foreign Government Obligations	—	600,192	—	600,192
Residential Mortgage-Backed Securities - Agency	—	1,364,169,899	—	1,364,169,899
Residential Mortgage-Backed Securities - Non-Agency	—	774,219,669	—	774,219,669
Rights
Communication Services	—	—	2,697	2,697
Total Rights	—	—	2,697	2,697
Senior Loans	—	299,025	—	299,025
U.S. Treasury Obligations	—	36,812,703	—	36,812,703
Money Market Funds	351,229,145	—	—	351,229,145
Total Investments in Securities	6,676,003,183	3,604,027,252	2,697	10,280,033,132
Investments in Derivatives
Asset
Futures Contracts	4,946,854	—	—	4,946,854
Liability
Futures Contracts	(519,371)	—	—	(519,371)
Total	6,680,430,666	3,604,027,252	2,697	10,284,460,615
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
28
Columbia Balanced Fund  | 2026

Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $6,746,290,735)	$9,928,803,987
Affiliated issuers (cost $351,154,070)	351,229,145
Cash	2,708,561
Receivable for:
Investments sold	63,168,214
Investments sold on a delayed delivery basis	26,443,851
Capital shares sold	4,046,560
Dividends	5,969,369
Interest	19,582,134
Foreign tax reclaims	79,017
Variation margin for futures contracts	3,888,531
Prepaid expenses	22,440
Deferred compensation of board members	606,624
Other assets	48,131
Total assets	10,406,596,564
Liabilities
Payable for:
Investments purchased	41,364,006
Investments purchased on a delayed delivery basis	263,742,553
Capital shares redeemed	6,953,800
Variation margin for futures contracts	404,437
Management services fees	155,707
Distribution and/or service fees	57,190
Transfer agent fees	637,450
Compensation of chief compliance officer	819
Compensation of board members	10,310
Other expenses	116,224
Deferred compensation of board members	843,413
Total liabilities	314,285,909
Net assets applicable to outstanding capital stock	$10,092,310,655
Represented by
Paid in capital	6,638,001,576
Total distributable earnings (loss)	3,454,309,079
Total - representing net assets applicable to outstanding capital stock	$10,092,310,655
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
29

Statement of Assets and Liabilities (continued)
February 28, 2026 (Unaudited)
Class A
Net assets	$4,188,047,944
Shares outstanding	75,964,928
Net asset value per share	$55.13
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$58.49
Class C
Net assets	$955,674,886
Shares outstanding	17,451,941
Net asset value per share	$54.76
Institutional Class
Net assets	$3,266,482,764
Shares outstanding	59,406,564
Net asset value per share	$54.99
Institutional 2 Class
Net assets	$551,416,609
Shares outstanding	10,018,635
Net asset value per share	$55.04
Institutional 3 Class
Net assets	$893,631,858
Shares outstanding	16,012,841
Net asset value per share	$55.81
Class R
Net assets	$165,679,442
Shares outstanding	3,009,108
Net asset value per share	$55.06
Class S
Net assets	$71,377,152
Shares outstanding	1,297,852
Net asset value per share	$55.00
The accompanying Notes to Financial Statements are an integral part of this statement.
30
Columbia Balanced Fund  | 2026

Statement of Operations
Six Months Ended February 28, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$36,126,964
Dividends — affiliated issuers	7,711,886
Interest	84,466,608
Interfund lending	452
Total income	128,305,910
Expenses:
Management services fees	28,630,892
Distribution and/or service fees
Class A	5,260,198
Class C	4,874,495
Class R	412,767
Transfer agent fees
Class A	1,741,302
Class C	403,436
Institutional Class	1,366,701
Institutional 2 Class	145,915
Institutional 3 Class	20,653
Class R	68,298
Class S	30,125
Custodian fees	42,932
Printing and postage fees	149,980
Registration fees	111,646
Accounting services fees	21,445
Legal fees	86,994
Interest on collateral	10,499
Compensation of chief compliance officer	819
Compensation of board members	57,865
Deferred compensation of board members	36,044
Other	70,571
Total expenses	43,543,577
Expense reduction	(600)
Total net expenses	43,542,977
Net investment income	84,762,933
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	422,770,242
Investments — affiliated issuers	17,354
Foreign currency translations	(191,678)
Futures contracts	9,345,578
Net realized gain	431,941,496
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(83,173,816)
Investments — affiliated issuers	14,762
Futures contracts	1,504,442
Net change in unrealized appreciation (depreciation)	(81,654,612)
Net realized and unrealized gain	350,286,884
Net increase in net assets resulting from operations	$435,049,817
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
31

Statement of Changes in Net Assets

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations
Net investment income	$84,762,933	$169,607,678
Net realized gain	431,941,496	295,683,919
Net change in unrealized appreciation (depreciation)	(81,654,612)	520,270,811
Net increase in net assets resulting from operations	435,049,817	985,562,408
Distributions to shareholders
Net investment income and net realized gains
Class A	(219,706,114)	(281,870,095)
Advisor Class	—	(2,316,441)
Class C	(47,524,941)	(64,479,951)
Institutional Class	(176,352,454)	(230,759,545)
Institutional 2 Class	(29,759,401)	(37,396,285)
Institutional 3 Class	(48,309,732)	(61,214,722)
Class R	(8,530,694)	(10,829,588)
Class S	(3,895,755)	(5,347,716)
Total distributions to shareholders	(534,079,091)	(694,214,343)
Increase in net assets from capital stock activity	103,678,368	134,354,934
Total increase in net assets	4,649,094	425,702,999
Net assets at beginning of period	10,087,661,561	9,661,958,562
Net assets at end of period	$10,092,310,655	$10,087,661,561
The accompanying Notes to Financial Statements are an integral part of this statement.
32
Columbia Balanced Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 28, 2026 (Unaudited)		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	3,253,046	182,129,213	8,328,003	440,242,758
Distributions reinvested	3,839,603	211,061,420	5,133,355	270,312,499
Shares redeemed	(5,694,885)	(318,703,524)	(12,156,618)	(640,892,025)
Net increase	1,397,764	74,487,109	1,304,740	69,663,232
Advisor Class
Shares sold	—	—	340,381	18,653,875
Distributions reinvested	—	—	42,589	2,315,990
Shares redeemed	—	—	(8,432,138)	(467,087,773)
Net decrease	—	—	(8,049,168)	(446,117,908)
Class C
Shares sold	1,414,596	78,810,053	3,088,487	162,399,003
Distributions reinvested	850,061	46,452,670	1,197,160	62,791,935
Shares redeemed	(2,384,169)	(132,567,657)	(6,104,063)	(320,245,154)
Net decrease	(119,512)	(7,304,934)	(1,818,416)	(95,054,216)
Institutional Class
Shares sold	4,229,813	235,919,427	17,838,152	956,318,205
Distributions reinvested	2,761,241	151,354,817	3,773,192	198,004,593
Shares redeemed	(6,417,844)	(359,193,652)	(13,683,870)	(718,109,488)
Net increase	573,210	28,080,592	7,927,474	436,213,310
Institutional 2 Class
Shares sold	723,497	40,397,983	2,438,664	129,720,888
Distributions reinvested	538,793	29,561,131	711,435	37,364,303
Shares redeemed	(1,155,703)	(64,496,339)	(2,252,719)	(118,805,529)
Net increase	106,587	5,462,775	897,380	48,279,662
Institutional 3 Class
Shares sold	1,401,972	79,050,026	3,403,213	180,856,454
Distributions reinvested	565,788	31,468,043	1,035,176	55,070,871
Shares redeemed	(1,930,542)	(109,215,675)	(3,467,457)	(185,066,227)
Net increase	37,218	1,302,394	970,932	50,861,098
Class R
Shares sold	196,029	10,965,353	439,888	23,145,548
Distributions reinvested	153,336	8,424,926	201,820	10,634,234
Shares redeemed	(278,540)	(15,699,982)	(671,160)	(35,435,873)
Net increase (decrease)	70,825	3,690,297	(29,452)	(1,656,091)
Class S
Shares sold	19,294	1,081,966	1,530,627	82,599,968
Distributions reinvested	71,059	3,895,755	102,038	5,347,716
Shares redeemed	(125,367)	(7,017,586)	(299,799)	(15,781,837)
Net increase (decrease)	(35,014)	(2,039,865)	1,332,866	72,165,847
Total net increase	2,031,078	103,678,368	2,536,356	134,354,934
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
33

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2026 (Unaudited)	$55.72	0.45	1.94	2.39	(0.48)	(2.50)	(2.98)
Year Ended 8/31/2025	$54.10	0.90	4.57	5.47	(0.95)	(2.90)	(3.85)
Year Ended 8/31/2024	$45.94	0.93	8.12	9.05	(0.89)	—	(0.89)
Year Ended 8/31/2023	$43.97	0.71	3.46	4.17	(0.64)	(1.56)	(2.20)
Year Ended 8/31/2022	$54.93	0.40	(6.73)	(6.33)	(0.34)	(4.29)	(4.63)
Year Ended 8/31/2021	$47.73	0.36	9.19	9.55	(0.37)	(1.98)	(2.35)
Class C
Six Months Ended 2/28/2026 (Unaudited)	$55.36	0.24	1.93	2.17	(0.27)	(2.50)	(2.77)
Year Ended 8/31/2025	$53.77	0.50	4.55	5.05	(0.56)	(2.90)	(3.46)
Year Ended 8/31/2024	$45.67	0.56	8.07	8.63	(0.53)	—	(0.53)
Year Ended 8/31/2023	$43.72	0.38	3.44	3.82	(0.31)	(1.56)	(1.87)
Year Ended 8/31/2022	$54.68	0.03	(6.69)	(6.66)	(0.01)	(4.29)	(4.30)
Year Ended 8/31/2021	$47.56	(0.02)	9.16	9.14	(0.04)	(1.98)	(2.02)
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$55.58	0.52	1.94	2.46	(0.55)	(2.50)	(3.05)
Year Ended 8/31/2025	$53.98	1.03	4.55	5.58	(1.08)	(2.90)	(3.98)
Year Ended 8/31/2024	$45.83	1.05	8.11	9.16	(1.01)	—	(1.01)
Year Ended 8/31/2023	$43.87	0.81	3.45	4.26	(0.74)	(1.56)	(2.30)
Year Ended 8/31/2022	$54.83	0.52	(6.72)	(6.20)	(0.47)	(4.29)	(4.76)
Year Ended 8/31/2021	$47.65	0.48	9.17	9.65	(0.49)	(1.98)	(2.47)
Institutional 2 Class
Six Months Ended 2/28/2026 (Unaudited)	$55.63	0.53	1.94	2.47	(0.56)	(2.50)	(3.06)
Year Ended 8/31/2025	$54.02	1.05	4.56	5.61	(1.10)	(2.90)	(4.00)
Year Ended 8/31/2024	$45.87	1.07	8.10	9.17	(1.02)	—	(1.02)
Year Ended 8/31/2023	$43.91	0.83	3.45	4.28	(0.76)	(1.56)	(2.32)
Year Ended 8/31/2022	$54.87	0.53	(6.71)	(6.18)	(0.49)	(4.29)	(4.78)
Year Ended 8/31/2021	$47.68	0.50	9.18	9.68	(0.51)	(1.98)	(2.49)
Institutional 3 Class
Six Months Ended 2/28/2026 (Unaudited)	$56.37	0.55	1.96	2.51	(0.57)	(2.50)	(3.07)
Year Ended 8/31/2025	$54.69	1.09	4.61	5.70	(1.12)	(2.90)	(4.02)
Year Ended 8/31/2024	$46.42	1.11	8.21	9.32	(1.05)	—	(1.05)
Year Ended 8/31/2023	$44.41	0.86	3.49	4.35	(0.78)	(1.56)	(2.34)
Year Ended 8/31/2022	$55.44	0.57	(6.79)	(6.22)	(0.52)	(4.29)	(4.81)
Year Ended 8/31/2021	$48.15	0.53	9.27	9.80	(0.53)	(1.98)	(2.51)
The accompanying Notes to Financial Statements are an integral part of this statement.
34
Columbia Balanced Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2026 (Unaudited)	$55.13	4.32%	0.91% (c)	0.91% (c),(d)	1.61%	46%	$4,188,048
Year Ended 8/31/2025	$55.72	10.61%	0.91% (c)	0.91% (c),(d)	1.71%	160%	$4,154,985
Year Ended 8/31/2024	$54.10	19.93%	0.92% (c)	0.92% (c),(d)	1.90%	200%	$3,963,580
Year Ended 8/31/2023	$45.94	9.99%	0.93% (c)	0.93% (c),(d)	1.64%	171%	$3,260,575
Year Ended 8/31/2022	$43.97	(12.57% )	0.92% (c),(e)	0.92% (c),(d),(e)	0.81%	121%	$3,085,213
Year Ended 8/31/2021	$54.93	20.72%	0.93% (c)	0.93% (c),(d)	0.71%	124%	$3,553,866
Class C
Six Months Ended 2/28/2026 (Unaudited)	$54.76	3.93%	1.66% (c)	1.66% (c),(d)	0.86%	46%	$955,675
Year Ended 8/31/2025	$55.36	9.79%	1.66% (c)	1.66% (c),(d)	0.96%	160%	$972,781
Year Ended 8/31/2024	$53.77	19.03%	1.67% (c)	1.67% (c),(d)	1.14%	200%	$1,042,623
Year Ended 8/31/2023	$45.67	9.18%	1.68% (c)	1.68% (c),(d)	0.88%	171%	$1,057,268
Year Ended 8/31/2022	$43.72	(13.23% )	1.67% (c),(e)	1.67% (c),(d),(e)	0.05%	121%	$1,224,470
Year Ended 8/31/2021	$54.68	19.82%	1.68% (c)	1.68% (c),(d)	(0.04% )	124%	$1,616,952
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$54.99	4.46%	0.66% (c)	0.66% (c),(d)	1.86%	46%	$3,266,483
Year Ended 8/31/2025	$55.58	10.87%	0.66% (c)	0.66% (c),(d)	1.96%	160%	$3,270,095
Year Ended 8/31/2024	$53.98	20.25%	0.67% (c)	0.67% (c),(d)	2.15%	200%	$2,747,696
Year Ended 8/31/2023	$45.83	10.27%	0.68% (c)	0.68% (c),(d)	1.89%	171%	$2,126,401
Year Ended 8/31/2022	$43.87	(12.36% )	0.67% (c),(e)	0.67% (c),(d),(e)	1.06%	121%	$2,100,254
Year Ended 8/31/2021	$54.83	21.01%	0.68% (c)	0.68% (c),(d)	0.96%	124%	$2,458,182
Institutional 2 Class
Six Months Ended 2/28/2026 (Unaudited)	$55.04	4.48%	0.63% (c)	0.63% (c)	1.89%	46%	$551,417
Year Ended 8/31/2025	$55.63	10.92%	0.63% (c)	0.63% (c)	1.99%	160%	$551,448
Year Ended 8/31/2024	$54.02	20.27%	0.64% (c)	0.64% (c)	2.18%	200%	$486,989
Year Ended 8/31/2023	$45.87	10.30%	0.64% (c)	0.64% (c)	1.93%	171%	$376,116
Year Ended 8/31/2022	$43.91	(12.32% )	0.64% (c),(e)	0.64% (c),(e)	1.09%	121%	$333,148
Year Ended 8/31/2021	$54.87	21.07%	0.64% (c)	0.64% (c)	1.00%	124%	$447,431
Institutional 3 Class
Six Months Ended 2/28/2026 (Unaudited)	$55.81	4.50%	0.58% (c)	0.58% (c)	1.94%	46%	$893,632
Year Ended 8/31/2025	$56.37	10.97%	0.58% (c)	0.58% (c)	2.04%	160%	$900,549
Year Ended 8/31/2024	$54.69	20.35%	0.59% (c)	0.59% (c)	2.23%	200%	$820,549
Year Ended 8/31/2023	$46.42	10.35%	0.60% (c)	0.60% (c)	1.98%	171%	$672,955
Year Ended 8/31/2022	$44.41	(12.27% )	0.59% (c),(e)	0.59% (c),(e)	1.15%	121%	$650,889
Year Ended 8/31/2021	$55.44	21.13%	0.59% (c)	0.59% (c)	1.05%	124%	$723,074
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
35

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 2/28/2026 (Unaudited)	$55.72	0.38	1.93	2.31	(0.47)	(2.50)	(2.97)
Year Ended 8/31/2025	$54.10	0.77	4.57	5.34	(0.82)	(2.90)	(3.72)
Year Ended 8/31/2024	$45.94	0.81	8.12	8.93	(0.77)	—	(0.77)
Year Ended 8/31/2023	$43.97	0.60	3.46	4.06	(0.53)	(1.56)	(2.09)
Year Ended 8/31/2022	$54.92	0.27	(6.71)	(6.44)	(0.22)	(4.29)	(4.51)
Year Ended 8/31/2021	$47.73	0.23	9.18	9.41	(0.24)	(1.98)	(2.22)
Class S
Six Months Ended 2/28/2026 (Unaudited)	$55.59	0.52	1.94	2.46	(0.55)	(2.50)	(3.05)
Year Ended 8/31/2025(f)	$54.06	0.93	4.29	5.22	(0.79)	(2.90)	(3.69)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Balanced Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 2/28/2026 (Unaudited)	$55.06	4.18%	1.16% (c)	1.16% (c),(d)	1.36%	46%	$165,679
Year Ended 8/31/2025	$55.72	10.34%	1.16% (c)	1.16% (c),(d)	1.46%	160%	$163,708
Year Ended 8/31/2024	$54.10	19.63%	1.17% (c)	1.17% (c),(d)	1.65%	200%	$160,541
Year Ended 8/31/2023	$45.94	9.72%	1.18% (c)	1.18% (c),(d)	1.39%	171%	$128,460
Year Ended 8/31/2022	$43.97	(12.78% )	1.17% (c),(e)	1.17% (c),(d),(e)	0.56%	121%	$114,174
Year Ended 8/31/2021	$54.92	20.40%	1.18% (c)	1.18% (c),(d)	0.47%	124%	$143,562
Class S
Six Months Ended 2/28/2026 (Unaudited)	$55.00	4.46%	0.66% (c)	0.66% (c),(d)	1.86%	46%	$71,377
Year Ended 8/31/2025 (f)	$55.59	10.12%	0.67% (c)	0.67% (c)	1.97%	160%	$74,096
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Balanced Fund  | 2026
37

Notes to Financial Statements
February 28, 2026 (Unaudited)
Note 1. Organization
Columbia Balanced Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
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Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Columbia Balanced Fund  | 2026
39

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net
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Columbia Balanced Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Columbia Balanced Fund  | 2026
41

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	4,946,854 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	519,371 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	9,345,578

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	1,504,442
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended February 28, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	854,876,262
Futures contracts — short	444,269,897
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for
42
Columbia Balanced Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased on a delayed delivery basis. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Columbia Balanced Fund  | 2026
43

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
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Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for
Columbia Balanced Fund  | 2026
45

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.5075% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2026 was 0.5623% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.08
Class S	0.08
46
Columbia Balanced Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2026, these minimum account balance fees reduced total expenses of the Fund by $600.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	1,761,469
Class C	—	1.00 (b)	36,864

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2026 (%)
Class A	1.06
Class C	1.81
Institutional Class	0.81
Institutional 2 Class	0.78
Institutional 3 Class	0.73
Class R	1.31
Class S	0.81
Columbia Balanced Fund  | 2026
47

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
7,097,445,000	3,241,509,000	(54,493,000)	3,187,016,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $4,625,055,237 and $5,063,291,502, respectively, for the six months ended February 28, 2026, of which $2,347,262,472 and $2,495,498,492, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
48
Columbia Balanced Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,650,000	4.93	2
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended February 28, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Columbia Balanced Fund  | 2026
49

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At February 28, 2026, affiliated shareholders of record owned 37.6% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
50
Columbia Balanced Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Balanced Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR120_08_T01_(04/26)

Multi-Manager Total Return Bond Strategies Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager Total Return Bond Strategies Fund | 2026

Portfolio of Investments
February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency(a) 12.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AB BSL CLO Ltd.(b),(c)
Series 2025-6A Class A
3-month Term SOFR + 1.430% Floor 1.430% 07/20/2037	5.098%	11,800,000	11,832,485
Affirm Asset Securitization Trust(b)
Series 2024-X2 Class B
12/17/2029	5.330%	3,811,037	3,812,760
Series 2024-X2 Class C
12/17/2029	5.620%	6,300,000	6,309,601
Series 2025-X2 Class C
10/15/2030	4.930%	2,400,000	2,409,189
Affirm Master Trust(b)
Series 2025-1A Class A
02/15/2033	4.990%	5,300,000	5,339,419
Series 2025-2A Class A
07/15/2033	4.670%	2,035,000	2,049,408
Series 2025-3A Class A
10/16/2034	4.450%	5,100,000	5,144,277
AGL CLO 17 Ltd.(b),(c)
Series 2022-17A Class AR
3-month Term SOFR + 0.950% Floor 0.950% 01/21/2035	4.620%	8,400,000	8,401,277
Aligned Data Centers Issuer LLC(b)
Series 2021-1A Class A2
08/15/2046	1.937%	5,080,000	5,020,098
Series 2022-1A Class A2
10/15/2047	6.350%	8,000,000	8,020,410
Allegro CLO X Ltd.(b),(c)
Series 2019-1A Class ARR
3-month Term SOFR + 1.130% Floor 1.130% 04/20/2032	4.798%	2,613,073	2,613,603
Ally Auto Receivables Trust
Series 2025-1 Class A3
03/15/2030	3.960%	1,620,000	1,625,169
American Credit Acceptance Receivables Trust(b)
Series 2025-2 Class C
03/12/2031	5.110%	2,280,000	2,304,903
Series 2026-1 Class C
01/12/2033	4.550%	5,550,000	5,580,488
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	708,364	710,926
Americredit Automobile Receivables Trust
Subordinated Series 2023-1 Class B
03/20/2028	5.570%	3,130,000	3,152,586
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
AmeriCredit Automobile Receivables Trust
Series 2023-2 Class B
07/18/2029	5.840%		4,505,000	4,581,316
Series 2024-1 Class A3
01/18/2029	5.430%		2,708,746	2,727,987
Subordinated Series 2021-3 Class C
08/18/2027	1.410%		995,886	991,622
AMMC CLO Ltd.(b),(c)
Series 2023-26 Class A1R
3-month Term SOFR + 1.270% Floor 1.270% 04/15/2036	4.942%		2,200,000	2,203,001
Series 2024-28 Class A1A
3-month Term SOFR + 1.550% Cap 1.550% 07/20/2037	5.218%		4,670,000	4,682,366
Series 2025-31A Class B
3-month Term SOFR + 1.700% Floor 1.700% 02/20/2038	5.368%		3,270,000	3,282,802
Apidos CLO XVIII(b),(c)
Series 2018-R2 Class A1R2
3-month Term SOFR + 1.330% Floor 1.330% 01/22/2038	4.999%		19,000,000	19,068,438
Apidos CLO XXIV(b),(c)
Series 2016-24A
3-month Term SOFR + 2.312% Floor 2.050% 10/20/2030	5.979%		2,900,000	2,904,744
Applebee’s Funding LLC/IHOP Funding LLC(b)
Series 2023-1A Class A2
03/05/2053	7.824%		2,750,000	2,786,831
Series 2025-1A Class A2
06/07/2055	6.720%		6,795,000	6,905,768
Aqua Finance Trust(b)
Series 2020-A Class C
07/17/2046	3.970%		4,252,702	4,143,818
Series 2020-AA Class A
07/17/2046	1.900%		160,613	157,286
Series 2021-A Class A
07/17/2046	1.540%		641,405	594,513
Arbour CLO IV DAC(b),(c)
Series 2025-4A Class BRRR
3-month EURIBOR + 2.000% Floor 2.000% 11/15/2039	3.984%	EUR	4,600,000	5,469,461
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ares LXII CLO Ltd.(b),(c)
Series 2021-62A Class BR
3-month Term SOFR + 1.500% Floor 1.500% 01/25/2034	5.358%	9,000,000	9,008,487
Ares LXV CLO Ltd.(b),(c)
Series 2025-65A Class A1R
3-month Term SOFR + 1.120% Floor 1.120% 07/25/2034	4.788%	8,000,000	8,008,712
Ares XXVII CLO Ltd.(b),(c)
Series 2024-2A Class AR3
3-month Term SOFR + 1.150% Floor 1.150% 10/28/2034	4.821%	12,110,000	12,110,000
Atlas Senior Loan Fund XXIII Ltd.(b),(c)
3-month Term SOFR + 1.530% Floor 1.530% 07/20/2037	5.198%	25,000,000	25,072,500
AutoNation Finance Trust(b)
Series 2025-1A Class A3
11/13/2029	4.620%	1,600,000	1,613,552
Series 2026-1A Class A3
08/12/2030	4.030%	1,185,000	1,191,434
Auxilior Term Funding LLC(b)
Series 2023-1A Class A2
12/15/2028	6.180%	137,896	138,322
Avis Budget Rental Car Funding AESOP LLC(b)
Series 2023-3A Class A
02/22/2028	5.440%	8,020,000	8,101,554
Series 2024-1A Class A
06/20/2030	5.360%	5,325,000	5,538,021
Series 2025-2A Class A
08/20/2031	5.120%	670,000	693,567
Subordinated Series 2021-2A Class C
02/20/2028	2.350%	4,000,000	3,927,428
Bain Capital CLO Ltd.(b),(c)
Series 2024-1A Class A1
3-month Term SOFR + 1.550% Floor 1.550% 04/16/2037	5.221%	3,750,000	3,751,478
Bain Capital Credit CLO Ltd.(b),(c)
Series 2017-2A Class CR3
3-month Term SOFR + 2.200% Floor 2.200% 07/25/2037	5.868%	7,000,000	7,012,929
Series 2020-2A Class AR3
3-month Term SOFR + 0.980% Floor 0.980% 07/19/2034	4.646%	8,400,000	8,401,445
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-5A Class ARR
3-month Term SOFR + 1.150% Floor 1.150% 04/20/2034	4.818%	7,160,000	7,166,773
Series 2022-4A Class CR
3-month Term SOFR + 2.050% Floor 2.050% 10/16/2037	5.721%	3,250,000	3,255,249
Series 2024-4A Class C
3-month Term SOFR + 1.900% Floor 1.900% 10/23/2037	5.571%	8,050,000	8,058,340
Series 2026-4A Class A1RR
3-month Term SOFR + 1.000% Floor 1.000% 10/20/2034	3.652%	3,600,000	3,600,176
Balboa Bay Loan Funding Ltd.(b),(c)
Series 2024-1A Class A1
3-month Term SOFR + 1.510% Floor 1.510% 07/20/2037	5.178%	14,000,000	14,032,522
Ballyrock CLO Ltd.(b),(c)
Series 2021-18A Class A2R
3-month Term SOFR + 1.650% Floor 1.650% 04/15/2038	5.322%	5,210,000	5,231,163
Series 2026-20A Class A1A3
3-month Term SOFR + 1.050% 10/15/2036	5.387%	7,000,000	7,001,869
Barings CLO Ltd.(b),(c)
Series 2025-3 Class A1
3-month Term SOFR + 1.320% Floor 1.320% 03/31/2038	5.600%	17,500,000	17,563,683
Benefit Street Partners CLO Ltd.(b),(c)
Series 2015-6BR Class BR
3-month Term SOFR + 1.550% Floor 1.550% 04/20/2038	5.218%	5,100,000	5,120,160
BHG Securitization Trust(b)
Series 2024-1CON Class A
04/17/2035	5.810%	408,726	417,414
Series 2025-2CON Class A
09/17/2036	4.840%	1,935,955	1,967,918
Birch Grove CLO Ltd.(b),(c)
Series 2024-10 Class A
3-month Term SOFR + 1.390% Floor 1.390% 01/22/2038	5.059%	3,250,000	3,259,467
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-9A Class C
3-month Term SOFR + 2.000% Floor 2.000% 10/22/2037	5.669%	3,150,000	3,151,969
Series 2025-12 Class A1
3-month Term SOFR + 1.170% Floor 1.170% 04/22/2038	4.839%	6,000,000	6,003,528
BlueMountain CLO Ltd.(b),(c)
Series 2018-3A Class BR
3-month Term SOFR + 1.850% Floor 1.850% 10/25/2030	5.518%	8,500,000	8,544,557
Series 2024-3A Class A1R2
3-month Term SOFR + 1.200% Floor 1.200% 11/15/2030	4.591%	931,207	931,744
BlueMountain CLO XXX Ltd.(b),(c)
Series 2020-30A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 04/15/2035	4.822%	18,700,000	18,704,806
Series 2020-30A Class CR2
3-month Term SOFR + 1.850% Floor 1.850% 04/15/2035	5.522%	2,110,000	2,110,764
Bluepeak ABS Issuer LLC(b)
Series 2025-1A Class A2
12/20/2055	5.858%	6,605,000	6,747,171
BMW Vehicle Lease Trust
Series 2024-2 Class A3
10/25/2027	4.180%	2,665,000	2,670,674
Series 2025-1 Class A3
06/26/2028	4.430%	1,270,000	1,280,283
BOF URSA Funding(b)
Series 2024-SN1 Class A3
03/15/2028	5.660%	2,106,840	2,111,467
Bojangles Issuer LLC(b)
Series 2024-1A Class A2
11/20/2054	6.584%	696,500	706,228
Bridgecrest Lending Auto Securitization Trust
Series 2024-2 Class A3
06/15/2028	5.840%	1,084,169	1,085,520
Series 2024-3 Class B
10/16/2028	5.370%	1,185,000	1,188,862
Series 2025-2 Class A3
12/15/2028	4.780%	2,125,000	2,132,692
Series 2025-3 Class A3
01/15/2029	4.660%	1,110,000	1,113,807
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2026-1 Class A3
12/17/2029	4.040%	1,265,000	1,265,924
Carlyle US CLO Ltd.(b),(c)
Series 2020-1A Class BRR
3-month Term SOFR + 1.750% Floor 1.750% 01/20/2038	5.418%	1,250,000	1,237,619
Series 2021-6A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 01/15/2038	5.372%	13,750,000	13,809,414
Series 2021-7A Class A1R
3-month Term SOFR + 1.200% Floor 1.200% 04/15/2038	4.872%	9,850,000	9,843,263
Series 2021-7A Class BR
3-month Term SOFR + 1.600% 04/15/2040	5.272%	7,500,000	7,501,628
Series 2024-8 Class B
3-month Term SOFR + 1.700% Floor 1.700% 01/25/2037	5.368%	17,250,000	17,350,171
Carmax Auto Owner Trust
Series 2023-2 Class A3
01/18/2028	5.050%	1,436,898	1,442,548
Series 2025-4 Class A3
12/16/2030	3.970%	2,060,000	2,069,866
Subordinated Series 2023-3 Class B
02/15/2029	5.470%	3,040,000	3,102,060
CarMax Auto Owner Trust
Series 2024-4 Class A3
10/15/2029	4.600%	7,030,000	7,107,702
Series 2025-2 Class A3
03/15/2030	4.480%	2,115,000	2,139,049
Carmax Select Receivables Trust
Series 2025-B Class B
07/15/2030	4.350%	5,300,000	5,342,840
CarMax Select Receivables Trust
Series 2025-A Class A3
09/17/2029	4.770%	3,495,000	3,529,001
Carvana Auto Receivables Trust(b)
Series 2023-P1 Class A3
12/10/2027	5.980%	132,278	132,335
Carvana Auto Receivables Trust
Series 2024-P2 Class A3
07/10/2029	5.330%	1,362,424	1,373,276
Series 2024-P4 Class A3
01/10/2030	4.640%	1,135,000	1,141,154
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-P2 Class A4
06/10/2031	4.750%	4,625,000	4,712,682
Series 2025-P3 Class A3
11/11/2030	4.040%	1,630,000	1,635,782
Castlelake Aircraft Structured Trust(b)
Series 2025-2A Class A
08/15/2050	5.465%	3,363,663	3,419,300
Series 2025-3 Class A
11/15/2050	5.087%	5,288,679	5,341,036
CBAM Ltd.(b),(c)
Series 2024-1A Class AR2
3-month Term SOFR + 1.390% Floor 1.390% 01/20/2038	5.058%	9,100,000	9,117,636
Chesapeake Funding II LLC(b)
Series 2023-1A Class A1
05/15/2035	5.650%	680,218	682,608
Series 2024-1A Class A1
05/15/2036	5.520%	837,537	845,159
CIFC Funding Ltd.(b),(c)
Series 2018-2A Class A1R
3-month Term SOFR + 1.370% Floor 1.370% 10/20/2037	5.038%	39,520,000	39,651,127
Series 2019-6A Class A2R
3-month Term SOFR + 1.700% Floor 1.700% 07/16/2037	5.371%	2,000,000	2,004,450
CIT Education Loan Trust(b),(c)
Series 2007-1 Class B
90-day Average SOFR + 0.562% Floor 0.300% 06/25/2042	4.613%	216,351	192,853
Citizens Auto Receivables Trust(b)
Series 2024-1 Class A3
04/17/2028	5.110%	747,317	751,149
Clover CLO LLC(b),(c)
Series 2021-3A Class AR
3-month Term SOFR + 1.070% Floor 1.070% 01/25/2035	4.738%	10,150,000	10,157,085
Commonbond Student Loan Trust(b)
Series 2018-CGS Class B
02/25/2046	4.250%	73,679	71,267
Series 2020-AGS Class A
08/25/2050	1.980%	619,436	559,836
Compass Datacenters Issuer II LLC(b)
Series 2024-2A Class A1
08/25/2049	5.022%	1,745,000	1,751,301
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Compass Datacenters Issuer III LLC(b)
Series 2025-1 Class A2
02/25/2050	5.656%		1,195,000	1,210,205
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC(b)
Series 2025-1A Class A2
05/20/2055	6.000%		8,690,000	8,910,777
Contego CLO XII DAC(b),(c)
Series 2025-12A Class BR
3-month EURIBOR + 1.900% Floor 1.900% 01/25/2040	3.954%	EUR	5,000,000	5,905,046
CQS US CLO Ltd.(b),(c)
Series 2023-3A Class A1
3-month Term SOFR + 1.890% Floor 1.890% 01/25/2037	5.558%		20,000,000	20,041,280
Credit Acceptance Auto Loan Trust(b)
Series 2024-2A Class A
06/15/2034	5.950%		4,260,000	4,321,927
Series 2025-1A Class A
03/15/2035	5.020%		3,145,000	3,187,686
Series 2025-2 Class B
01/15/2036	4.870%		2,695,000	2,727,722
Subordinated Series 2023-2A Class B
07/15/2033	6.610%		1,215,000	1,220,643
Subordinated Series 2023-3A Class C
12/15/2033	7.620%		695,000	713,712
Crockett Partners Equipment Co. IIA LLC(b)
Series 2024-1C Class A
01/20/2031	6.050%		2,253,864	2,301,407
CyrusOne Data Centers Issuer I LLC(b)
Series 2025-1A Class A2
02/20/2050	5.910%		3,305,000	3,385,602
DataBank Issuer II LLC(b)
Series 2025-1A Class A2
09/27/2055	5.180%		4,520,000	4,512,699
DataBank Issuer LLC(b)
Series 2023-1 Class A2
02/25/2053	5.116%		3,400,000	3,401,137
DB Master Finance LLC(b)
Series 2017-1A Class A2II
11/20/2047	4.030%		1,150,000	1,145,627
Series 2019-1A Class A23
05/20/2049	4.352%		1,122,000	1,121,308
Dell Equipment Finance Trust(b)
Series 2023-3 Class A3
04/23/2029	5.930%		1,400,573	1,406,126
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DLLMT LLC(b)
Subordinated Series 2023-1A Class A3
03/22/2027	5.340%	1,143,482	1,146,448
Drive Auto Receivables Trust
Subordinated Series 2024-2 Class B
07/16/2029	4.520%	3,755,000	3,769,027
Dryden 98 CLO Ltd.(b),(c),(d)
Series 2026-98A Class AR
3-month Term SOFR + 1.020% Floor 1.020% 04/20/2035	0.000%	8,700,000	8,699,957
Dryden CLO Ltd.(b),(c)
Series 2019-75A Class CR2
3-month Term SOFR + 2.062% Floor 1.800% 04/15/2034	5.734%	5,000,000	5,000,195
Dryden Senior Loan Fund(b),(c)
Series 2015-40A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 08/15/2031	4.803%	2,096,510	2,098,571
Elevation CLO Ltd.(b),(c)
Series 2013-1A Class A1R3
3-month Term SOFR + 1.400% Floor 1.400% 07/25/2038	5.630%	5,100,000	5,113,775
Series 2021-12A Class A1R
3-month Term SOFR + 1.620% Floor 1.620% 04/20/2037	5.288%	30,000,000	30,034,020
Series 2025-18A Class B
3-month Term SOFR + 1.700% Floor 1.700% 03/28/2038	5.368%	10,000,000	10,014,470
ELFI Graduate Loan Program LLC(b)
Series 2019-A Class A
03/25/2044	2.540%	437,137	423,121
Series 2023-A Class A
02/04/2048	6.370%	3,167,539	3,333,087
ELFI Graduate Loan Program LLC(b),(e)
Subordinated Series 2019-A Class B
03/25/2044	2.940%	242,284	227,034
Elmwood CLO 30 Ltd.(b),(c)
Series 2024-6A Class A
3-month Term SOFR + 1.430% Floor 1.430% 07/17/2037	5.098%	14,000,000	14,033,656
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Elmwood CLO IX Ltd.(b),(c)
Series 2021-2A Class BR
3-month Term SOFR + 1.550% Floor 1.550% 04/20/2038	5.218%	6,520,000	6,549,920
Elmwood CLO Ltd.(b),(c)
Series 2025-3A Class A
3-month Term SOFR + 1.240% Floor 1.240% 03/22/2038	4.908%	20,000,000	20,039,920
Elmwood CLO XI Ltd.(b),(c)
Series 2021-4A Class BR
3-month Term SOFR + 1.550% 01/20/2038	5.218%	3,270,000	3,278,391
Enterprise Fleet Financing LLC(b)
Series 2025-3 Class A3
09/20/2029	4.460%	3,960,000	4,018,473
Enterprise Fleet Financing LLC(b)
Series 2022-3 Class A2
07/20/2029	4.380%	2,310	2,310
Series 2023-2 Class A2
04/22/2030	5.560%	597,977	600,516
Series 2024-1 Class A3
09/20/2030	5.160%	1,265,000	1,289,818
Series 2024-3 Class A4
03/20/2031	5.060%	2,190,000	2,239,441
Series 2025-1 Class A3
02/20/2029	4.820%	1,635,000	1,662,332
Exeter Automobile Receivables Trust
Series 2025-2A Class A3
01/16/2029	4.740%	5,796,599	5,811,119
Series 2025-4A Class A3
09/17/2029	4.390%	805,000	809,282
Subordinated Series 2024-1A Class B
08/15/2028	5.290%	2,463,332	2,468,438
Subordinated Series 2024-4A Class C
08/15/2030	5.480%	2,075,000	2,104,172
Exeter Select Automobile Receivables Trust
Series 2025-1 Class A3
04/15/2030	4.690%	945,000	953,442
First Investors Auto Owner Trust(b)
Series 2025-1 Class C
12/15/2031	4.750%	3,275,000	3,316,017
Flagship Credit Auto Trust(b)
Subordinated Series 2023-2 Class C
05/15/2029	5.810%	3,240,000	3,251,678
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Flatiron CLO Ltd.(b),(c)
Series 2021-1A Class CR
3-month Term SOFR + 2.000% Floor 2.000% 10/19/2037	5.668%	2,000,000	2,003,762
Flexential Issuer(b)
Series 2021-1A Class A2
11/27/2051	3.250%	2,021,029	1,998,410
Ford Credit Auto Lease Trust
Series 2025-A Class A3
06/15/2028	4.720%	2,055,000	2,071,128
Ford Credit Auto Owner Trust(b)
Series 2021-1 Class A
10/17/2033	1.370%	3,415,000	3,403,603
Subordinated Series 2021-2 Class C
05/15/2034	2.110%	3,900,000	3,838,556
Subordinated Series 2021-2 Class D
05/15/2034	2.600%	2,300,000	2,259,774
Subordinated Series 2023-1 Class C
08/15/2035	5.580%	3,900,000	3,994,327
GECU Auto Receivables Trust(b)
Series 2023-1A Class A3
08/15/2028	5.630%	1,098,044	1,102,199
GLS Auto Receivables Issuer Trust(b)
Series 2024-4A Class A3
07/17/2028	4.750%	1,197,727	1,199,201
Series 2025-2 Class C
01/15/2031	5.110%	1,355,000	1,380,337
Subordinated Series 2024-2A Class B
11/15/2028	5.770%	3,275,210	3,293,532
Subordinated Series 2024-3A Class B
01/16/2029	5.080%	1,850,000	1,859,920
GLS Auto Select Receivables Issuer Trust(b)
Series 2025-4 Class A2
02/18/2031	4.170%	1,380,000	1,380,964
GLS Auto Select Receivables Trust(b)
Series 2024-2A Class A2
06/17/2030	5.580%	391,250	395,202
Series 2024-3A Class A2
10/15/2029	5.590%	1,438,221	1,451,339
Series 2024-4A Class A2
12/17/2029	4.430%	1,081,558	1,085,171
Series 2025-1A Class A2
04/15/2030	4.710%	1,510,310	1,519,622
Series 2025-3A Class A2
10/15/2030	4.460%	1,508,073	1,512,881
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GM Financial Automobile Leasing Trust
Series 2025-1 Class A3
02/21/2028	4.660%	2,780,000	2,799,925
Series 2025-3 Class A3
08/21/2028	4.170%	3,550,000	3,570,058
GM Financial Consumer Automobile Receivables Trust
Subordinated Series 2023-4 Class B
04/16/2029	6.160%	2,800,000	2,872,341
Goal Capital Funding Trust(c)
Series 2006-1 Class B
3-month Term SOFR + 0.712% Floor 0.450% 08/25/2042	4.381%	273,149	265,394
Goldentree Loan Management US CLO Ltd.(b),(c)
Series 2020-8A Class ARR
3-month Term SOFR + 1.150% 10/20/2034	4.818%	10,550,000	10,559,157
GoodLeap Sustainable Home Solutions Trust(b)
Series 2021-3CS Class A
05/20/2048	2.100%	2,255,747	1,820,622
Greenacre Park CLO LLC(b),(c)
Series 2021-2 Class AR
3-month Term SOFR + 1.370% Floor 1.370% 07/20/2037	5.038%	6,950,000	6,977,689
GreenSky Home Improvement Issuer Trust(b)
Series 2024-2 Class A4
10/27/2059	5.150%	291,569	297,473
GreenSky Home Improvement Trust(b)
Series 2024-1 Class A3
06/25/2059	5.550%	1,745,000	1,792,145
Greywolf CLO VII Ltd.(b),(c)
Series 2018-2A Class A1
3-month Term SOFR + 1.440% Floor 1.180% 10/20/2031	5.108%	12,265	12,271
Hayfin US XIV Ltd.(b),(c)
Series 2021-14A Class A1R
3-month Term SOFR + 1.300% 10/20/2038	4.968%	20,000,000	20,019,740
Hayfin US XV Ltd.(b),(c)
Series 2024-15A Class A1
3-month Term SOFR + 1.640% Floor 1.640% 04/28/2037	5.311%	24,750,000	24,788,981
Helios Issuer LLC(b)
Series 2020-AA Class A
06/20/2047	2.980%	834,171	763,464
Henderson Receivables LLC(b)
Series 2013-3A Class A
01/17/2073	4.080%	1,112,122	1,083,251
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-2A Class A
01/17/2073	3.610%	1,367,151	1,258,563
Hertz Vehicle Financing III LLC(b)
Series 2023-3A Class A
02/25/2028	5.940%	4,660,000	4,725,506
Series 2024-1A Class A
01/25/2029	5.440%	3,815,000	3,892,909
Hertz Vehicle Financing LLC(b)
Series 2022-2A Class A
06/26/2028	2.330%	3,830,000	3,758,661
Hilton Grand Vacations Trust(b)
Subordinated Series 2022-2A Class C
01/25/2037	5.570%	86,788	87,724
HPS Loan Management Ltd.(b),(c)
Series 2024-21A Class B
3-month Term SOFR + 1.750% Floor 1.750% 10/15/2037	5.422%	13,000,000	13,042,653
Huntington Auto Trust(b)
Series 2024-1A Class A3
01/16/2029	5.230%	1,723,481	1,740,593
Hyundai Auto Lease Securitization Trust(b)
Series 2026-A Class A3
12/15/2028	3.970%	3,515,000	3,529,523
Hyundai Auto Receivables Trust
Series 2025-B Class A3
12/17/2029	4.360%	1,615,000	1,632,447
ICG US CLO Ltd.(b),(c)
Series 2016-1A Class A2R3
3-month Term SOFR + 1.600% Floor 1.600% 04/29/2034	5.443%	3,250,000	3,252,509
Invesco CLO Ltd.(b),(c)
Series 2021-2A Class BR
3-month Term SOFR + 1.600% Floor 1.600% 07/15/2034	5.272%	4,000,000	4,000,132
Invesco US CLO Ltd.(b),(c)
Series 2023-1A Class AR2
3-month Term SOFR + 1.110% Floor 1.110% 04/22/2037	3.660%	7,800,000	7,800,382
Jersey Mike’s Funding LLC(b)
Series 2024-1 Class A2
02/15/2055	5.636%	2,970,000	3,063,393
Kayne Ltd.(b),(c)
Series 2021-10A Class C
3-month Term SOFR + 2.012% Floor 1.750% 04/23/2034	5.683%	1,600,000	1,602,173
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KKR CLO 33 Ltd.(b),(c)
Series 2025-33A Class AR
3-month Term SOFR + 1.080% Floor 1.080% 07/20/2034	4.748%	16,800,000	16,807,610
Series 2025-33A Class BR
3-month Term SOFR + 1.600% Floor 1.600% 07/20/2034	5.268%	5,350,000	5,350,000
LAD Auto Receivables Trust(b)
Series 2024-1A Class A4
09/15/2028	5.170%	1,015,000	1,019,734
Series 2024-2A Class A3
08/15/2028	5.610%	1,008,567	1,012,914
Series 2024-3A Class A3
03/15/2029	4.520%	1,610,000	1,616,397
Series 2025-1 Class A3
07/16/2029	4.690%	4,465,000	4,494,080
Series 2025-2A Class A3
01/15/2030	4.250%	1,440,000	1,449,084
Subordinated Series 2023-4A Class B
10/16/2028	6.390%	1,515,000	1,536,212
Lakeside Park CLO Ltd.(b),(c)
Series 2025-1A Class B1
3-month Term SOFR + 1.550% Floor 1.550% 04/15/2038	5.455%	3,660,000	3,665,256
LCM 39 Ltd.(b),(c),(d)
Series 2026-39A Class A1R2
3-month Term SOFR + 1.040% 10/15/2034	3.669%	8,500,000	8,499,958
LCM Ltd.(b),(c)
Series 2030A Class AR
3-month Term SOFR + 1.342% Floor 1.080% 04/20/2031	5.009%	669,179	670,623
Lending Funding Trust(b)
Series 2020-2A Class A
04/21/2031	2.320%	434,597	430,346
Lendmark Funding Trust(b)
Series 2021-1A Class A
11/20/2031	1.900%	5,000,000	4,903,621
Lightpath Fiber Issuer LLC(b),(d)
Series 2026-1 Class A2
03/25/2056	5.597%	6,000,000	6,079,922
Loanpal Solar Loan Ltd.(b)
Series 2020-2GF Class A
07/20/2047	2.750%	1,078,963	931,389
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
M&T Bank Auto Receivables Trust(b)
Series 2025-1 Class A3
06/17/2030	4.730%	1,425,000	1,447,284
M&T Equipment Notes(b)
Series 2023-1A Class A3
07/15/2030	5.740%	822,540	826,686
Madison Park Funding XXVIII Ltd.(b),(c)
Series 2018-28A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 01/15/2038	5.372%	17,000,000	17,059,500
Madison Park Funding XXX Ltd.(b),(c)
Series 2024-30A Class A1R
3-month Term SOFR + 1.360% Floor 1.360% 07/16/2037	5.031%	6,000,000	6,008,178
Magnetite Ltd.(b),(c)
Series 2019-23A Class AR2
3-month Term SOFR + 0.990% Floor 0.990% 01/25/2035	3.671%	10,750,000	10,759,267
Magnetite XLV Ltd.(b),(c)
Series 2025-45 Class B
3-month Term SOFR + 1.550% Floor 1.550% 04/15/2038	5.222%	3,910,000	3,924,569
Massachusetts Educational Financing Authority
Series 2018-A Class A
05/25/2033	3.850%	661,943	642,571
Merchants Fleet Funding LLC(b)
Series 2023-1A Class A
05/20/2036	7.210%	1,269,290	1,272,670
Mercury Financial Credit Card Master Trust(b)
Series 2024-2 Class A
07/20/2029	6.560%	3,155,000	3,160,990
MetroNet Infrastructure Issuer LLC(b)
Series 2025-2 Class A2
08/20/2055	5.400%	2,015,000	2,060,813
MF1 LLC(b),(c)
Series 2024-FL14 Class A
1-month Term SOFR + 1.737% Floor 1.737%, Cap 1.737% 03/19/2039	5.397%	3,000,000	3,007,472
Mid-State Capital Corp. Trust(b)
Series 2006-1 Class A
10/15/2040	5.787%	300,765	302,747
Mill City Solar Loan Ltd.(b)
Series 2019-1A Class A
03/20/2043	4.340%	708,481	672,606
Series 2019-2GS Class A
07/20/2043	3.690%	767,888	705,401
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mission Lane Credit Card Master Trust(b)
Series 2024-B Class A
01/15/2030	5.880%	2,955,000	2,967,016
Mosaic Solar Loan Trust(b)
Series 2018-1A Class A
06/22/2043	4.010%	322,067	306,623
Series 2019-1A Class A
12/21/2043	4.370%	657,147	627,297
Series 2020-2A Class A
08/20/2046	1.440%	1,200,054	1,018,431
Series 2023-3A Class A
11/20/2053	5.910%	1,905,956	1,888,084
Series 2023-4A Class A
05/20/2053	6.400%	2,797,522	2,818,185
Series 2024-1 Class A
09/20/2049	5.500%	1,861,467	1,831,117
Series 2024-2A Class A
04/22/2052	5.600%	2,655,084	2,584,095
Subordinated Series 2018-2GS Class B
02/22/2044	4.740%	412,821	379,165
Subordinated Series 2020-2A Class B
08/20/2046	2.210%	771,947	633,068
Subordinated Series 2021-2A Class B
04/22/2047	2.090%	691,437	526,129
Mosaic Solar Loans LLC(b)
Series 2017-2A Class A
06/22/2043	3.820%	330,416	315,296
MP CLO VIII Ltd.(b),(c)
Series 2015-2A Class ARR
3-month Term SOFR + 1.462% Floor 1.200% 04/28/2034	5.133%	16,100,000	16,117,517
MVW LLC(b)
Series 2024-1A Class A
02/20/2043	5.320%	678,165	693,386
Navient Private Education Refi Loan Trust(b)
Series 2020-BA Class A2
01/15/2069	2.120%	529,946	505,204
Series 2020-DA Class A
05/15/2069	1.690%	2,535,656	2,426,283
Series 2020-FA Class A
07/15/2069	1.220%	333,081	317,116
Series 2020-GA Class A
09/16/2069	1.170%	637,109	601,624
Series 2021-A Class A
05/15/2069	0.840%	370,718	343,908
Series 2021-BA Class A
07/15/2069	0.940%	786,021	721,732
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Neuberger Berman CLO XVII Ltd.(b),(c)
Series 2014-17A Class AR3
3-month Term SOFR + 1.400% Floor 1.400% 07/22/2038	5.069%	3,500,000	3,503,500
Series 2014-17A Class CR3
3-month Term SOFR + 2.150% Floor 2.150% 07/22/2038	5.819%	1,650,000	1,654,127
Neuberger Berman Loan Advisers CLO 47 Ltd.(b),(c)
Series 2025-47 Class AR
3-month Term SOFR + 1.090% Floor 1.090% 04/16/2035	4.757%	5,000,000	5,006,525
Neuberger Berman Loan Advisers CLO 51 Ltd.(b),(c),(d)
Series 2026-51A Class AR2
3-month Term SOFR + 1.000% 10/23/2036	0.000%	5,500,000	5,499,973
Neuberger Berman Loan Advisers CLO Ltd.(b),(c)
Series 2025-33A Class CR2
3-month Term SOFR + 2.000% Floor 2.000% 04/16/2039	5.671%	2,000,000	2,008,988
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.(b),(c)
Series 2023-1A Class BR
3-month Term SOFR + 1.700% Floor 1.700% 10/25/2036	3.935%	9,000,000	9,031,617
New Economy Assets Phase 1 Sponsor LLC(b)
Series 2021-1 Class A1
10/20/2061	1.910%	5,030,000	4,266,739
NextGear Floorplan Master Owner Trust(b)
Series 2025-2 Class A2
10/15/2030	4.230%	2,260,000	2,263,355
NMEF Funding LLC(b)
Series 2025-B Class D
01/18/2033	5.470%	6,200,000	6,288,730
Oaktree CLO Ltd.(b),(c)
Series 2022-3A Class CR
3-month Term SOFR + 2.100% Floor 2.100% 10/15/2037	5.772%	4,050,000	4,053,864
Series 2024-25 Class C
3-month Term SOFR + 2.500% Floor 2.500% 04/20/2037	6.168%	1,950,000	1,953,399
OCP CLO Ltd.(b),(c)
Series 2019-17A Class AR2
3-month Term SOFR + 1.400% Floor 1.400% 07/20/2037	5.068%	2,270,000	2,276,751
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-19RR Class BR2
3-month Term SOFR + 1.600% 04/20/2038	5.268%	10,000,000	10,024,010
Octagon 55 Ltd.(b),(c)
Series 2021-1A Class A1R
3-month Term SOFR + 1.260% Floor 1.260% 03/20/2038	4.928%	27,000,000	27,083,538
Octagon 58 Ltd.(b),(c)
Series 2022-1A Class BR
3-month Term SOFR + 1.750% Floor 1.750% 04/15/2038	5.422%	2,160,000	2,166,394
Octagon 68 Ltd.(b),(e)
Series 2023-1A Class A1R
10/20/2038	4.898%	18,750,000	18,803,531
Octagon Investment Partners 49 Ltd.(b),(c)
Series 2049-RR Class ARR
3-month Term SOFR + 1.120% 04/15/2037	3.652%	1,800,000	1,800,648
Octagon Investment Partners 50 Ltd.(b),(c)
Series 2020-4A Class BR2
3-month Term SOFR + 1.550% 01/15/2035	5.222%	4,150,000	4,152,038
Octagon Investment Partners Ltd.(b),(c)
Series 2016-1A Class A1R2
3-month Term SOFR + 1.420% Floor 1.420% 07/18/2037	5.088%	5,345,000	5,358,485
Octane Receivables Trust(b)
Series 2024-2 Class A2
07/20/2032	5.800%	1,567,567	1,581,497
Series 2025-1A Class A2
02/20/2031	4.250%	4,210,000	4,213,644
OHA Credit Partners VII Ltd.(b),(c)
Series 2025-7A Class CR4
3-month Term SOFR + 1.700% Floor 1.700% 02/20/2038	5.356%	5,000,000	5,005,920
OHA Credit Partners XVII Ltd.(b),(c)
Series 2024-17A Class A
3-month Term SOFR + 1.320% Floor 1.320% 01/18/2038	4.988%	34,750,000	34,750,000
OnDeck Asset Securitization IV LLC(b)
Series 2025-2 Class A
11/17/2032	4.840%	2,150,000	2,161,897
OneMain Direct Auto Receivables Trust(b)
Series 2025-1A Class A
04/16/2035	5.360%	6,400,000	6,686,580
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2019-1A Class B
11/14/2028	3.950%	1,033,326	1,032,577
Subordinated Series 2019-1A Class D
04/14/2031	4.680%	2,900,000	2,898,276
Subordinated Series 2023-1A Class C
02/14/2031	6.140%	3,100,000	3,179,602
Onemain Financial Issuance Trust(b)
Series 2024-1A Class A
05/14/2041	5.790%	5,400,000	5,733,436
OneMain Financial Issuance Trust(b)
Series 2020-2A Class A
09/14/2035	1.750%	1,762,788	1,738,651
Series 2022-S1 Class A
05/14/2035	4.130%	2,098,795	2,098,873
Subordinated Series 2022-2 Class D
10/14/2034	6.550%	6,280,000	6,322,575
Subordinated Series 2023-1A Class D
06/14/2038	7.490%	100,000	106,937
Subordinated Series 2023-2A Class C
09/15/2036	6.740%	1,500,000	1,545,818
Subordinated Series 2023-2A Class D
09/15/2036	7.520%	1,600,000	1,652,116
Oscar US Funding XII LLC(b)
Series 2021-1A Class A4
04/10/2028	1.000%	24,436	24,419
OWN Equipment Fund I LLC(b)
Series 2024-2M Class A
12/20/2032	5.700%	3,597,096	3,670,486
Pagaya AI Debt Grantor Trust(b)
Series 2024-11 Class B
07/15/2032	5.637%	1,715,579	1,729,671
Palmer Square CLO Ltd.(b),(c)
Series 2021-3A Class A2R
3-month Term SOFR + 1.500% Floor 1.500% 10/15/2038	5.172%	5,900,000	5,926,249
Palmetto Issuer LLC(b)
Series 2025-2A Class A
04/30/2061	5.980%	4,868,346	4,820,225
Park Avenue Institutional Advisers CLO Ltd.(b),(c)
Series 2017-1A Class A2R2
3-month Term SOFR + 1.550% Floor 1.550% 02/14/2034	5.403%	12,050,000	12,034,142
Series 2021-1R Class A1AR
3-month Term SOFR + 1.110% Floor 1.110% 01/20/2034	4.778%	7,900,000	7,902,402
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PenFed Auto Receivables Owner Trust(b)
Series 2024-A Class A3
06/15/2029	4.700%	1,614,829	1,621,000
PK Alift Loan Funding 7 LP(b)
Series 2025-2 Class A
03/15/2043	4.750%	917,553	923,397
Post Road Equipment Finance LLC(b)
Subordinated Series 2024-1A Class A2
11/15/2029	5.590%	174,875	175,381
Prestige Auto Receivables Trust(b)
Subordinated Series 2023-1A Class C
02/15/2028	5.650%	962,983	964,053
Reach Abs Trust(b)
Series 2026-1 Class A
02/15/2033	4.320%	1,755,520	1,755,372
Recette CLO Ltd.(b),(c)
Series 2015-1A Class BR3
3-month Term SOFR + 1.550% Floor 1.550% 04/20/2034	5.218%	4,200,000	4,201,562
Regatta XXIX Funding Ltd.(b),(c)
Series 2024-3A Class A
3-month Term SOFR + 1.380% Floor 1.380% 09/06/2037	5.052%	34,000,000	34,098,056
Regional Management Issuance Trust(b)
Series 2022-1 Class A
03/15/2032	3.070%	4,591	4,588
Series 2024-1 Class A
07/15/2036	5.830%	1,325,000	1,349,381
Republic Finance Issuance Trust(b)
Series 2024-A Class A
08/20/2032	5.910%	2,115,000	2,129,813
Rockford Tower CLO Ltd.(b),(c)
Series 2021-1A Class B
3-month Term SOFR + 1.912% Floor 1.650% 07/20/2034	5.579%	7,900,000	7,909,275
Series 2021-2A Class BR
3-month Term SOFR + 1.700% 07/20/2034	5.368%	8,940,000	8,948,180
Santander Bank Auto Credit-Linked Notes(b)
Series 2024-A Class C
06/15/2032	5.818%	1,482,234	1,502,231
Santander Drive Auto Receivables Trust
Series 2024-3 Class A3
01/16/2029	5.630%	1,280,533	1,284,299
Series 2024-4 Class A3
01/16/2029	4.850%	1,637,740	1,641,513
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-1 Class A3
01/16/2029	4.740%	2,040,316	2,045,599
Series 2025-2 Class A3
08/15/2029	4.670%	3,080,000	3,099,747
Series 2025-2 Class D
05/15/2031	5.470%	10,000,000	10,249,035
Series 2025-3 Class A2
10/16/2028	4.630%	1,842,480	1,847,174
Series 2025-4 Class A3
04/15/2030	4.170%	2,690,000	2,705,114
Subordinated Series 2023-1 Class C
05/15/2030	5.090%	639,661	642,986
Subordinated Series 2023-3 Class C
11/15/2030	5.770%	1,160,000	1,180,248
Subordinated Series 2023-4 Class B
12/15/2028	5.770%	2,410,000	2,427,984
Subordinated Series 2023-5 Class B
12/17/2029	6.160%	3,885,000	3,930,790
Subordinated Series 2023-6 Class C
03/17/2031	6.400%	600,000	621,337
Subordinated Series 2024-2 Class D
08/15/2031	6.280%	1,500,000	1,553,164
SBNA Auto Lease Trust(b)
Series 2024-A Class A3
11/20/2026	5.390%	19,872	19,894
Series 2024-B Class A3
11/22/2027	5.560%	1,558,289	1,565,394
Series 2024-C Class A3
02/22/2028	4.560%	706,420	707,819
SCF Equipment Leasing LLC(b)
Series 2024-1A Class A3
01/20/2032	5.520%	1,695,000	1,726,750
Series 2025-2A Class A3
06/20/2036	4.330%	4,150,000	4,199,954
SCF Equipment Trust(b)
Series 2025-1A Class A3
11/21/2033	5.110%	3,006,000	3,087,014
SEB Funding LLC(b)
Series 2024-1A Class A2
04/30/2054	7.386%	2,070,000	2,127,141
Servpro Master Issuer LLC(b)
Series 2024-1A Class A2
01/25/2054	6.174%	2,205,000	2,290,446
SFS Auto Receivables Securitization Trust(b)
Series 2023-1A Class A3
10/20/2028	5.470%	1,246,619	1,253,643
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-3A Class A3
06/20/2030	4.550%	1,300,000	1,306,577
Series 2025-1A Class A3
07/22/2030	4.750%	1,390,000	1,402,643
Series 2025-2A Class A3
12/20/2030	4.440%	4,580,000	4,615,164
Sierra Timeshare Receivables Funding LLC(b)
Series 2024-2A Class A
06/20/2041	5.140%	1,470,326	1,491,666
SLM Student Loan Trust(c)
Series 2008-2 Class B
90-day Average SOFR + 1.462% Floor 1.200% 01/25/2083	5.349%	1,165,000	1,234,756
Series 2008-3 Class B
90-day Average SOFR + 1.462% Floor 1.200% 04/26/2083	5.349%	1,165,000	1,205,919
Series 2008-4 Class B
90-day Average SOFR + 2.112% Floor 1.850% 04/25/2073	5.999%	1,165,000	1,228,826
Series 2008-5 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/25/2073	5.999%	4,060,000	4,291,083
Series 2008-6 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	5.999%	1,165,000	1,203,325
Series 2008-7 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	5.999%	1,165,000	1,160,614
Series 2012-2 Class A
30-day Average SOFR + 0.814% Floor 0.700% 01/25/2029	4.512%	2,769,818	2,723,619
Series 2012-7 Class A3
30-day Average SOFR + 0.764% Floor 0.650% 05/26/2026	4.462%	1,335,560	1,300,720
SMB Private Education Loan Trust(b)
Series 2019-B Class A2A
06/15/2037	2.840%	3,539,990	3,483,694
Series 2020-PTA Class A2A
09/15/2054	1.600%	4,510,574	4,292,429
SoFi Consumer Loan Program Trust(b)
Series 2025-2 Class A
06/25/2034	4.820%	879,696	882,981
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Professional Loan Program LLC(b)
Series 2019-A Class BFX
06/15/2048	4.110%	2,500,000	2,442,986
Subordinated Series 2018-B Class BFX
08/25/2047	3.830%	2,541,092	2,486,275
Subordinated Series 2019-B Class BFX
08/17/2048	3.730%	2,500,000	2,318,063
SoFi Professional Loan Program Trust(b)
Subordinated Series 2020-B Class BFX
05/15/2046	2.730%	2,200,000	1,848,531
Sonic Capital LLC(b)
Series 2020-1A Class A2I
01/20/2050	3.845%	1,795,500	1,781,470
Sound Point CLO XXIX Ltd.(b),(c)
Series 2021-1A Class AR
3-month Term SOFR + 1.050% Floor 1.050% 04/25/2034	4.927%	10,810,000	10,815,232
Sound Point CLO XXVIII Ltd.(b),(c)
Series 2020-3A Class A1R
3-month Term SOFR + 1.280% Floor 1.280% 01/25/2032	4.948%	6,313,578	6,322,714
Stellantis Financial Underwritten Enhanced Lease Trust(b)
Series 2025-B Class A3
01/22/2029	4.270%	4,165,000	4,191,215
Series 2025-CA Class A3
04/20/2029	4.110%	6,910,000	6,956,562
Stream Innovations Issuer Trust(b)
Series 2024-1A Class A
07/15/2044	6.270%	389,250	410,628
Series 2024-2A Class A
02/15/2045	5.210%	3,684,982	3,735,046
Sunnova Helios XI Issuer LLC(b)
Series 2023-A Class A
05/20/2050	5.300%	4,065,825	3,361,272
Sunnova Sol II Issuer LLC(b)
Series 2020-2A Class A
11/01/2055	2.730%	2,528,103	2,222,222
Sunnova Sol III Issuer LLC(b)
Series 2021-1 Class A
04/28/2056	2.580%	1,984,840	1,716,683
Sunrun Artemis Issuer LLC(b)
Series 2024-2A Class A1
07/30/2059	6.250%	6,800,665	6,853,003
Sunrun Athena Issuer LLC(b)
Series 2018-1 Class A
04/30/2049	5.310%	1,477,151	1,448,577
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sunrun Bacchus Issuer LLC(b)
Series 2025-1A Class A2A
04/30/2060	6.410%	5,528,618	5,629,535
Sunrun Callisto Issuer LLC(b)
Series 2019-1A Class A
06/30/2054	3.980%	993,374	960,377
Sunrun Iris Issuer LLC(b)
Series 2023-1A Class A
01/30/2059	5.750%	1,625,427	1,624,158
SVC ABS LLC(b),(d)
Series 2026-1 Class B
03/20/2056	5.795%	4,400,000	4,416,771
Switch ABS Issuer LLC(b)
Series 2025-1A Class A2
03/25/2055	5.036%	8,800,000	8,736,655
Symphony CLO Ltd.(b),(c)
Series 2025-47A Class B
3-month Term SOFR + 1.550% Floor 1.550% 04/20/2038	5.218%	4,370,000	4,378,910
Symphony CLO XVI Ltd.(b),(c)
Series 2015-16A Class ARR
3-month Term SOFR + 1.200% Floor 1.200% 10/15/2031	4.872%	1,141,594	1,142,365
Symphony CLO XX Ltd.(b),(c)
Series 2018-20A Class AR2
3-month Term SOFR + 1.100% Floor 1.100% 01/16/2032	4.771%	3,112,882	3,121,032
Taco Bell Funding LLC(b)
Series 2021-1A Class A2I
08/25/2051	1.946%	2,456,250	2,402,976
Series 2025-1A Class A2I
08/25/2055	4.821%	3,400,000	3,428,315
Tikehau US CLO III Ltd.(b),(c)
Series 2022-2A Class A1R
3-month Term SOFR + 1.870% Floor 1.870% 01/20/2036	5.538%	15,000,000	15,031,650
Toyota Lease Owner Trust(b)
Series 2025-B Class A3
11/20/2028	3.960%	3,090,000	3,105,905
Trimaran Cavu Ltd.(b),(c)
Series 2024-1A Class A1R
3-month Term SOFR + 1.190% Floor 1.190% 01/20/2037	4.858%	20,000,000	19,995,760
USB Auto Owner Trust(b)
Series 2025-1A Class A3
06/17/2030	4.490%	670,000	676,785
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture CLO Ltd.(b),(c)
Series 2019-37A Class A1RR
3-month Term SOFR + 1.250% Floor 1.250% 07/15/2032	4.922%	8,471,864	8,474,355
Venture XXVII CLO Ltd.(b),(c)
Series 2017-27A Class CR
3-month Term SOFR + 2.562% Floor 2.300% 07/20/2030	6.229%	4,100,000	4,117,630
Veros Auto Receivables Trust(b)
Series 2026-1 Class A
08/15/2028	4.530%	843,703	843,687
Volofin Finance Designated Activity Co.(b)
Series 2024-1A Class A
06/15/2037	5.935%	1,671,283	1,702,953
Voya CLO Ltd.(b),(c)
Series 2016-1A Class A1R
3-month Term SOFR + 1.332% Floor 1.070% 01/20/2031	4.999%	54,997	55,010
VStrong Auto Receivables Trust(b)
Subordinated Series 2024-A Class B
07/15/2030	5.770%	409,000	414,884
Wachovia Student Loan Trust(b),(c)
Series 2006-1 Class A6
90-day Average SOFR + 0.432% Floor 0.170% 04/25/2040	4.319%	2,108,348	2,089,945
Wendy’s Funding LLC(b)
Series 2018-1A Class A2II
03/15/2048	3.884%	919,725	910,090
Westlake Automobile Receivables Trust(b)
Series 2024-2A Class A3
02/15/2028	5.560%	1,644,607	1,649,135
Series 2024-3A Class A3
04/17/2028	4.710%	2,355,000	2,363,279
Series 2025-1A Class A3
08/15/2028	4.750%	4,795,000	4,822,505
Series 2025-2 Class C
01/15/2031	4.850%	4,200,000	4,261,179
Series 2025-2A Class A3
05/15/2029	4.510%	1,310,000	1,320,176
Series 2025-3 Class A3
06/15/2029	4.220%	1,935,000	1,943,250
Subordinated Series 2023-3A Class C
09/15/2028	6.020%	4,530,000	4,565,523
Subordinated Series 2024-1A Class B
11/15/2027	5.550%	3,965,864	3,976,749
Asset-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wheels Fleet Lease Funding 1 LLC(b)
Series 2023-1A Class A
04/18/2038	5.800%	1,413,411	1,421,189
Series 2024-1A Class A1
02/18/2039	5.490%	1,337,911	1,352,789
Series 2024-2A Class A1
06/21/2039	4.870%	1,633,323	1,649,436
Wheels Fleet Lease Funding I LLC(b)
Series 2024-3 Class A1
09/19/2039	4.800%	1,673,345	1,691,879
Wind River CLO Ltd.(b),(c)
Series 2021-2A Class A2R
3-month Term SOFR + 1.400% Floor 1.400% 07/20/2034	5.284%	3,850,000	3,853,053
Series 2024-1A Class A
3-month Term SOFR + 1.600% Floor 1.600% 04/20/2037	5.268%	3,100,000	3,105,465
World Omni Auto Receivables Trust
Series 2024-C Class A3
12/17/2029	4.430%	2,520,000	2,536,514
Series 2025-C Class A3
11/15/2030	4.080%	4,645,000	4,679,315
Zaxby’s Funding LLC(b)
Series 2021-1A Class A2
07/30/2051	3.238%	5,395,750	5,199,646
Zayo Issuer LLC(b)
Series 2025-2A Class A2
06/20/2055	5.953%	5,700,000	5,891,400
Total Asset-Backed Securities — Non-Agency (Cost $1,630,736,911)			1,636,414,489

Commercial Mortgage-Backed Securities - Agency 0.4%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(e),(f)
CMO Series K055 Class X1
03/25/2026	1.311%	420,591	70
CMO Series K057 Class X1
07/25/2026	1.167%	1,804,253	5,506
CMO Series K059 Class X1
09/25/2026	0.244%	5,804,917	4,734
CMO Series K060 Class X1
10/25/2026	0.047%	23,748,735	10,369
CMO Series K152 Class X1
01/25/2031	0.956%	3,778,142	135,233
Series 20K129 Class X1 (FHLMC)
05/25/2031	1.026%	12,467,330	506,897
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 20K141 Class X1 (FHLMC)
02/25/2032	0.305%	7,234,333	120,319
Series 20K142 Class X1 (FHLMC)
12/25/2031	0.297%	17,525,181	286,493
Series 20K143 Class X1 (FHLMC)
04/25/2055	0.343%	7,902,418	153,332
Series 20K144 Class X1 (FHLMC)
04/25/2032	0.327%	10,344,501	196,437
Series K069 Class X1
09/25/2027	0.340%	34,412,525	160,448
Series K091 Class X1
03/25/2029	0.558%	38,094,614	590,954
Series K095 Class X1
06/25/2029	0.938%	71,737,911	1,895,050
Series K106 Class X1
01/25/2030	1.314%	92,553,383	4,232,438
Series K131 Class X1 (FHLMC)
07/25/2031	0.725%	12,726,654	427,152
Series K137 Class X1
11/25/2031	0.194%	273,149,014	2,496,637
Series K145 Class X1
06/25/2055	0.316%	4,640,566	86,057
Series K146 Class X1
06/25/2032	0.231%	15,685,697	230,329
Series K147 Class X1
06/25/2032	0.370%	11,969,566	267,637
Series K149 Class X1 (FHLMC)
08/25/2032	0.265%	20,860,506	364,871
Series K-150 Class X1 (FHLMC)
09/25/2032	0.310%	26,893,897	545,908
Series K-1515 Class X1
02/25/2035	1.505%	7,010,540	675,844
Series K-1516 Class X1
05/25/2035	1.503%	14,420,322	1,526,625
Series K-1517 Class X1
07/25/2035	1.322%	19,857,894	1,788,571
Series K1521 Class X1
08/25/2036	0.978%	23,142,979	1,660,506
Series K735 Class X1
05/25/2026	0.949%	9,278,478	16,988
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K056 Class A2
05/25/2026	2.525%	5,038,695	5,018,092
Series K074 Class A2
01/25/2028	3.600%	8,620,471	8,598,968
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(e),(f)
Series 2020-M43 Class X1
08/25/2034	1.863%	31,301,739	1,650,256
Freddie Mac Multifamily Structured Pass-Through Certificates(e),(f)
Series K514 Class X1 (FHLMC)
12/25/2028	0.963%	67,299,960	1,649,744
Government National Mortgage Association(e),(f)
CMO Series 2011-38 Class IO
04/16/2053	0.530%	675,718	4,572
CMO Series 2013-162 Class IO
09/16/2046	0.105%	10,892,675	17,805
CMO Series 2014-134 Class IA
01/16/2055	0.124%	8,226,015	20,106
CMO Series 2015-101 Class IO
03/16/2052	0.253%	2,534,523	17,495
CMO Series 2015-114
03/15/2057	0.273%	1,051,978	10,048
CMO Series 2015-120 Class IO
03/16/2057	0.577%	5,513,858	87,789
CMO Series 2015-125 Class IB
01/16/2055	0.847%	4,816,131	74,506
CMO Series 2015-125 Class IO
07/16/2055	0.500%	14,160,435	144,779
CMO Series 2015-146 Class IC
07/16/2055	0.115%	4,698,262	16,795
CMO Series 2015-171 Class IO
11/16/2055	0.801%	3,846,743	118,291
CMO Series 2015-174 Class IO
11/16/2055	0.405%	5,021,311	77,637
CMO Series 2015-21 Class IO
07/16/2056	0.663%	2,522,815	68,651
CMO Series 2015-29 Class EI
09/16/2049	0.712%	2,836,778	37,403
CMO Series 2015-41 Class IO
09/16/2056	0.160%	701,942	2,086
CMO Series 2015-6 Class IO
02/16/2051	0.453%	1,726,408	23,410
CMO Series 2015-70 Class IO
12/16/2049	0.555%	4,906,805	91,775
CMO Series 2016-39 Class IO
01/16/2056	0.635%	2,969,990	77,186
CMO Series 2022-17 Class IO
06/16/2064	0.802%	5,977,391	369,717
CMO Series 2022-43 Class IO
09/16/2061	0.738%	12,302,461	629,334
Series 2014-101 Class IO
04/16/2056	0.516%	8,828,138	117,502
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-152 Class IO
08/15/2058	0.767%	8,671,340	399,143
Series 2017-168 Class IO
12/16/2059	0.553%	14,090,777	496,711
Series 2018-110 Class IA
11/16/2059	0.629%	19,225,728	560,459
Series 2018-2 Class IO
12/16/2059	0.703%	6,809,985	289,999
Series 2020-108 Class IO
06/16/2062	0.847%	8,392,111	482,945
Series 2021-106 Class IO
04/16/2063	0.857%	8,851,047	584,842
Series 2021-132 Class BI
04/16/2063	0.917%	11,177,232	754,341
Series 2021-133 Class IO
07/16/2063	0.883%	11,399,517	794,133
Series 2021-145 Class IO
07/16/2061	0.770%	2,392,506	115,682
Series 2021-151 Class IO
04/16/2063	0.907%	9,947,989	647,260
Series 2021-163 Class IO
03/16/2064	0.810%	10,349,327	584,775
Series 2021-52 Class IO
04/16/2063	0.722%	9,926,468	539,099
Series 2022-132 Class IO
10/16/2064	0.536%	10,611,544	446,950
Series 2022-92 Class EI
02/16/2064	0.808%	10,637,677	594,499
Series 2023-110 Class IO
07/16/2058	1.022%	9,708,289	672,016
Government National Mortgage Association(c)
CMO Series 2013-H08 Class FA
1-month Term SOFR + 0.464% Floor 0.350%, Cap 10.550% 03/20/2063	4.147%	22,805	22,756
Total Commercial Mortgage-Backed Securities - Agency (Cost $65,983,442)			45,294,962

Commercial Mortgage-Backed Securities - Non-Agency(a) 6.7%

1301 Trust AOA(b),(e)
Series 2025-1301 Class A
08/11/2042	5.059%	6,500,000	6,654,612
1345T(b),(c)
Series 2025-AOA Class A
1-month Term SOFR + 1.600% Floor 1.600% 06/15/2030	5.260%	6,060,000	6,067,583
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ALA Trust(b),(c)
Series 2025-OANA Class A
1-month Term SOFR + 1.743% Floor 1.743% 06/15/2040	5.402%	1,360,000	1,366,803
Arbor Multifamily Mortgage Securities Trust(b)
Series 2021-MF2 Class A4
06/15/2054	2.252%	18,000,000	16,399,114
Arbor Realty Commercial Real Estate Notes Ltd.(b),(c)
Series 2021-FL4 Class D
1-month Term SOFR + 3.014% Floor 2.900% 11/15/2036	6.674%	3,250,000	3,252,435
ARDN Mortgage Trust(b),(c)
Series 2025-ARCP Class A
1-month Term SOFR + 1.750% Floor 1.750% 06/15/2035	5.431%	5,000,000	5,012,009
AREIT LLC(b),(c)
Series 2023-CRE8 Class A
1-month Term SOFR + 2.112% Floor 2.112% 08/17/2041	5.776%	889,781	889,511
AREIT Ltd.(b),(c)
Series 2024-CRE9 Class A
1-month Term SOFR + 1.686% Floor 1.687% 05/17/2041	5.346%	801,490	804,685
Series 2025-CRE10 Class A
1-month Term SOFR + 1.388% Floor 1.388% 12/17/2029	5.044%	5,000,000	4,999,998
AREIT Trust(b),(c)
Series 2022-CRE6 Class A
30-day Average SOFR + 1.250% Floor 1.250% 01/16/2037	4.908%	604,846	604,070
ARES Trust(b),(c)
Series 2025-IND3 Class A
1-month Term SOFR + 1.500% Floor 1.500% 04/15/2027	5.180%	3,530,000	3,532,204
Series 2025-IND3 Class B
1-month Term SOFR + 1.850% Floor 1.850%, Cap 1.850% 04/15/2027	5.530%	3,000,000	3,000,740
ARZ Trust(b)
Subordinated Series 2024-BILT Class C
06/11/2029	6.361%	1,500,000	1,534,493
BAHA Trust(b),(e)
Subordinated Series 2024-MAR Class B
12/10/2029	6.385%	2,935,000	3,087,260
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Merrill Lynch Commercial Mortgage, Inc.(e),(f)
Series 2019-BN18 Class XA
05/15/2062	0.880%	58,156,011	1,464,752
BANK(e),(f)
Series 2017-BNK8 Class XA
11/15/2050	0.704%	25,897,671	211,579
BANK(e)
Series 2021-BN37 Class A5
11/15/2064	2.618%	5,605,000	5,106,582
Bank5(e)
Subordinated Series 2024-5YR10 Class C
10/15/2057	5.743%	1,500,000	1,516,496
BANK5(e)
Series 2023-5YR3 Class A3
09/15/2056	6.724%	2,985,000	3,157,192
BANK5
Series 2023-5YR4 Class A3
12/15/2056	6.500%	1,207,531	1,271,634
Series 2025-5Y15 Class C
06/15/2058	5.806%	1,750,000	1,795,788
BANK5 Trust
Series 2024-5YR6 Class A3
05/15/2057	6.225%	6,410,000	6,774,821
BBCMS Mortgage Trust(b)
Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	13,274,680
Subordinated Series 2016-ETC Class B
08/14/2036	3.189%	900,000	877,792
Subordinated Series 2016-ETC Class C
08/14/2036	3.391%	770,000	747,088
BBCMS Mortgage Trust(e),(f)
Series 2018-C2 Class XA
12/15/2051	0.747%	56,050,234	872,870
BBCMS Mortgage Trust
Series 2021-C12 Class A5
11/15/2054	2.689%	15,495,000	14,088,792
Series 2024-5C25 Class A3
03/15/2057	5.946%	3,445,000	3,607,162
Series 2024-5C27 Class A3
07/15/2057	6.014%	7,600,000	7,998,128
BBCMS Mortgage Trust(b),(e)
Subordinated Series 2016-ETC Class D
08/14/2036	3.609%	2,790,000	2,690,382
BDS LLC(b),(c)
Series 2024-FL13 Class A
1-month Term SOFR + 1.576% Floor 1.576% 09/19/2039	5.248%	2,000,000	2,006,251
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-FL15 Class A
1-month Term SOFR + 1.400% Floor 1.400% 03/19/2043	5.066%	5,000,000	5,007,812
Series 2025-FL16 Class A
1-month Term SOFR + 1.400% Floor 1.400% 07/19/2043	5.067%	5,000,000	5,004,682
Benchmark Mortgage Trust(e),(f)
Series 2019-B10 Class XA
03/15/2062	1.208%	24,372,885	758,240
Series 2020-B20 Class XA
10/15/2053	1.521%	12,748,098	596,919
Benchmark Mortgage Trust
Series 2021-B26 Class A4
06/15/2054	2.295%	10,600,000	9,729,575
Series 2022-B34 Class A5
04/15/2055	3.786%	2,300,000	2,176,634
Benchmark Mortgage Trust(e)
Series 2023-V2 Class A3
05/15/2055	5.812%	17,305,000	17,884,261
Series 2025-V17 Class C
09/15/2058	5.873%	1,000,000	1,024,474
Series 2025-V18 Class C
10/15/2058	6.139%	3,000,000	3,047,484
BFLD Commercial Mortgage Trust(b),(c)
Series 2025-660F Class A
1-month Term SOFR + 1.500% Floor 1.500% 11/15/2042	5.260%	3,275,000	3,281,141
BFLD Mortgage Trust(b),(c)
Series 2024-WRHS Class A
1-month Term SOFR + 1.492% Floor 1.492% 08/15/2026	5.210%	6,952,478	6,954,649
BFLD Trust(b),(c)
Series 2025-EWEST Class A
1-month Term SOFR + 1.550% Floor 1.550% 06/15/2042	5.230%	5,500,000	5,501,726
BHMS Commercial Mortgage Trust(b),(c)
Series 2025-ATLS Class B
1-month Term SOFR + 2.650% Floor 2.650% 08/15/2042	6.230%	5,000,000	5,015,678
BMD2 Re-Remic Trust(b),(g)
Series 2019-FRR1 Class 3AB
05/25/2052	0.000%	2,821,000	2,508,659
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BMO Mortgage Trust(e)
Series 2024-5C8 Class A3
12/15/2057	5.625%	13,230,000	13,854,041
Subordinated Series 2024-5C6 Class C
09/15/2057	5.885%	750,000	758,152
BPR Commercial Mortgage Trust(b),(e)
Subordinated Series 2024-PARK Class B
11/05/2039	5.411%	5,000,000	5,166,213
BPR Trust(b),(c)
Series 2021-NRD Class A
1-month Term SOFR + 1.525% Floor 1.525% 12/15/2038	5.185%	3,045,000	3,026,309
BPR Trust(b),(e)
Series 2023-BRK2 Class A
11/05/2028	6.899%	5,400,000	5,598,060
BSPRT Issuer LLC(b),(c)
Series 2025-FL12 Class A
1-month Term SOFR + 1.386% Floor 1.386% 01/17/2043	5.061%	1,000,000	1,002,795
BSTN Commercial Mortgage Trust(b),(e)
Series 2025-HUB Class A
04/13/2041	4.572%	4,000,000	4,064,357
BX Commercial Mortgage Trust(b),(c)
Series 2023-XL3 Class A
1-month Term SOFR + 1.761% Floor 1.761% 12/09/2040	5.421%	1,965,017	1,965,017
Series 2024-AIR2 Class A
1-month Term SOFR + 1.492% Floor 1.492% 10/15/2041	5.152%	3,357,131	3,358,181
Series 2024-AIRC Class A
1-month Term SOFR + 1.691% Floor 1.691% 08/15/2039	5.351%	4,336,256	4,341,671
Series 2024-GPA3 Class A
1-month Term SOFR + 1.293% Floor 1.293% 12/15/2039	4.953%	3,136,500	3,138,460
Series 2025-COPT Class B
1-month Term SOFR + 2.200% Floor 2.200% 08/15/2042	5.860%	6,200,000	6,207,736
Series 2025-JDI Class A
1-month Term SOFR + 1.400% 11/15/2042	5.060%	4,446,014	4,451,579
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2026-CSMO Class B
1-month Term SOFR + 1.700% Floor 1.700% 02/15/2042	5.350%	3,850,000	3,862,010
Subordinated Series 2021-21M Class E
1-month Term SOFR + 2.285% Floor 2.171% 10/15/2036	5.945%	1,925,000	1,924,398
Subordinated Series 2024-MF Class D
1-month Term SOFR + 2.690% Floor 2.690% 02/15/2039	6.350%	2,656,364	2,658,854
Subordinated Series 2024-XL5 Class C
1-month Term SOFR + 1.941% Floor 1.941% 03/15/2041	5.601%	3,500,000	3,500,000
BX Commercial Mortgage Trust(b),(e)
Subordinated Series 2020-VIV3 Class B
03/09/2044	3.544%	5,780,000	5,559,970
BX Mortgage Trust(b),(c)
Series 2024-PALM Class B
1-month Term SOFR + 1.791% Floor 1.791% 06/15/2037	5.471%	1,730,769	1,719,421
BX Trust(b),(c)
Series 2021-LGCY Class D
1-month Term SOFR + 0.114% Floor 1.302% 10/15/2036	5.076%	590,000	589,631
Series 2024-CNYN Class C
1-month Term SOFR + 1.941% Floor 1.941% 04/15/2029	5.601%	1,425,923	1,426,815
Series 2024-VLT4 Class A
1-month Term SOFR + 1.491% Floor 1.491% 07/15/2029	5.151%	5,790,000	5,779,155
Series 2025-DELC Class A
1-month Term SOFR + 1.550% Floor 1.550% 12/15/2042	5.210%	1,635,000	1,639,087
Series 2025-LUNR Class A
1-month Term SOFR + 1.650% 06/15/2040	5.160%	7,682,842	7,692,439
Series 2025-LUNR Class B
1-month Term SOFR + 1.850% Floor 1.850% 06/15/2040	5.510%	3,782,581	3,787,306
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Series 2025-ROIC Class C
1-month Term SOFR + 1.543% Floor 1.693% 03/15/2030	5.203%		2,440,039	2,432,413
Series 2025-TAIL Class A
1-month Term SOFR + 1.400% Floor 1.400% 06/15/2035	5.080%		6,310,000	6,310,001
Series 2025-VLT6 Class C
1-month Term SOFR + 2.192% 03/15/2042	5.852%		5,000,000	4,978,119
Series 2025-VLT7 Class A
1-month Term SOFR + 1.650% Floor 1.700% 07/15/2027	5.360%		5,240,000	5,243,432
Series 2025-VLT7 Class B
1-month Term SOFR + 2.000% Floor 2.000% 07/15/2027	5.660%		5,100,000	5,101,739
Series 2025-VOLT Class B
1-month Term SOFR + 2.100% Floor 2.100% 12/15/2044	5.760%		5,315,000	5,321,639
Series 2025-VOLT Class C
1-month Term SOFR + 2.350% Floor 2.350% 12/15/2044	6.010%		5,000,000	5,014,070
Series 2026-CART Class A
1-month Term SOFR + 1.050% Floor 1.050% 02/15/2036	4.800%		2,400,000	2,396,250
Subordinated Series 2022-VAMF Class E
1-month Term SOFR + 2.700% Floor 2.700% 01/15/2039	6.360%		5,327,177	5,310,254
BX Trust(b),(e)
Series 2025-ARIA Class A
12/13/2042	5.120%		6,800,000	6,974,323
BXHPP Trust(b),(c)
Series 2021-FILM Class A
1-month Term SOFR + 0.764% Floor 0.650% 08/15/2036	4.424%		7,000,000	6,650,000
Caister Finance DAC(b),(c)
Series 2025-1A Class C
SONIA + 2.840% 08/17/2035	6.569%	GBP	2,500,000	3,356,514
CAMB Commercial Mortgage Trust(b)
Series 2021-CX2 Class A
11/10/2046	2.700%		7,200,000	6,312,559
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cantor Commercial Real Estate Lending
Series 2019-CF1 Class A2
05/15/2052	3.623%	3,391,192	3,354,820
Series 2019-CF3 Class A3
01/15/2053	2.752%	16,100,000	15,253,142
Cantor Commercial Real Estate Lending(e),(f)
Series 2019-CF2 Class XA
11/15/2052	1.133%	35,043,938	1,129,533
CCUBS Commercial Mortgage Trust(e)
Subordinated Series 2017-C1 Class B
11/15/2050	4.159%	1,505,000	1,446,961
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%	6,960,799	6,899,518
Series 2017-CD6 Class A4
11/13/2050	3.190%	19,028,149	18,781,667
CD Mortgage Trust(e),(f)
Series 2019-CD8 Class XA
08/15/2057	1.376%	44,730,841	1,677,496
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	633,092	631,057
CFCRE Commercial Mortgage Trust(e),(f)
Series 2016-C4 Class XA
05/10/2058	1.143%	11,869,006	1,487
Citigroup Commercial Mortgage Trust
Series 2015-GC31 Class A4
06/10/2048	3.762%	329,838	323,591
Series 2019-C7 Class A4
12/15/2072	3.102%	3,985,000	3,835,062
Series 2019-GC43 Class A3
11/10/2052	2.782%	9,740,991	9,313,823
Citigroup Commercial Mortgage Trust(b),(e)
Subordinated Series 2023-SMRT Class C
06/10/2028	6.048%	1,000,000	1,015,149
COMM Mortgage Trust(b)
Series 2024-277P Class A
08/10/2044	6.338%	12,870,000	13,552,369
COMM Mortgage Trust(b),(e),(f)
Series 2024-277P Class X
08/10/2044	0.661%	7,580,000	172,043
COMM Mortgage Trust(b),(e)
Series 2024-CBM Class A2
12/10/2041	5.867%	2,115,000	2,157,061
Series 2024-CBM Class B
12/10/2041	6.511%	1,250,000	1,285,124
COMM Mortgage Trust
Subordinated Series 2016-COR1 Class B
10/10/2049	3.897%	3,000,000	2,780,730
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust(e)
Subordinated Series 2017-COR2 Class B
09/10/2050	4.206%	2,500,000	2,433,272
Commercial Mortgage Pass-Through Certificates(b)
Series 2012-LTRT Class A2
10/05/2030	3.400%	2,107,870	2,093,536
Commercial Mortgage Trust
Series 2016-COR1 Class A3
10/10/2049	2.826%	7,585,940	7,549,086
CONE Trust(b),(c)
Series 2024-DFW1 Class A
1-month Term SOFR + 1.642% Floor 1.642% 08/15/2041	5.322%	1,500,000	1,499,597
Credit Suisse Mortgage Capital Certificates OA LLC(b)
Series 2014-USA Class A2
09/15/2037	3.953%	14,800,000	13,928,634
CSAIL Commercial Mortgage Trust
Series 2019-C16 Class A3
06/15/2052	3.329%	3,000,000	2,928,903
Series 2019-C18 Class A4
12/15/2052	2.968%	3,345,000	3,206,588
CSAIL Commercial Mortgage Trust(e)
Subordinated Series 2018-C14 Class B
11/15/2051	4.877%	1,000,000	957,976
Subordinated Series 2020-C19 Class B
03/15/2053	3.476%	2,740,000	2,282,074
Subordinated Series 2020-C19 Class C
03/15/2053	3.612%	2,345,000	1,499,786
DBJPM Mortgage Trust(e),(f)
Series 2020-C9 Class XA
09/15/2053	1.578%	36,525,177	1,533,137
DBWF Mortgage Trust(b),(e)
Series 2016-85T Class D
12/10/2036	3.808%	1,250,000	1,202,448
DC Commercial Mortgage Trust(b)
Series 2023-DC Class A
09/12/2040	6.314%	6,175,000	6,354,825
DK Trust(b),(c)
Subordinated Series 2024-SPBX Class D
1-month Term SOFR + 2.750% Floor 1.500% 03/15/2034	6.431%	1,500,000	1,501,406
DTP Commercial Mortgage Trust(b),(e)
Series 2023-STE2 Class A
01/15/2041	5.454%	2,000,000	2,062,515
ELM Trust(b),(e)
Subordinated Series 2024-ELM Class C15
06/10/2039	5.777%	5,000,000	5,035,882
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Extended Stay America Trust(b),(c)
Series 2025-ESH Class A
1-month Term SOFR + 1.300% Floor 1.300% 10/15/2042	4.960%	1,005,000	1,006,258
Series 2025-ESH Class D
1-month Term SOFR + 2.600% 10/15/2042	6.260%	1,500,000	1,513,393
Series 2025-ESH Class E
1-month Term SOFR + 3.350% Floor 3.350% 10/15/2042	7.010%	3,250,000	3,274,387
Series 2026-ESH2 Class A
1-month Term SOFR + 1.200% Floor 1.200% 02/15/2043	4.860%	3,435,000	3,431,892
Subordinated Series 2026-ESH2 Class D
1-month Term SOFR + 2.250% Floor 2.250% 02/15/2043	5.910%	2,000,000	2,010,839
Fashion Show Mall LLC(b),(e)
Series 2024-SHOW Class A
10/10/2029	4.764%	2,500,000	2,556,760
FirstKey Homes Trust(b)
Subordinated Series 2021-SFR1 Class F2
08/17/2038	3.452%	8,580,000	8,494,052
Fontainebleau Miami Beach Mortgage Trust(b),(c)
Series 2024-FBLU Class C
1-month Term SOFR + 2.150% Floor 2.150% 12/15/2039	5.810%	1,000,000	1,001,877
Series 2024-FBLU Class D
1-month Term SOFR + 2.600% Floor 2.600% 12/15/2039	6.260%	2,500,000	2,507,815
FS Rialto(b),(c)
Series 2021-FL3 Class A
1-month Term SOFR + 1.364% Floor 1.250% 11/16/2036	5.024%	973,627	972,019
FS Rialto Issuer LLC(b),(c)
Series 2025-FL10 Class A
1-month Term SOFR + 1.385% 02/01/2030	5.051%	5,000,000	5,010,687
Series 2026-FL11 Class A
1-month Term SOFR + 1.450% Floor 1.450% 01/19/2044	3.673%	2,500,000	2,508,596
GAM Resecuritization Trust(b),(e)
Series 2022-FRR3 Class BK71
01/29/2052	1.950%	3,736,000	3,504,721
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GAM Resecuritization Trust(b),(g)
Subordinated Series 2022-FRR3 Class DK47
05/27/2048	0.000%	167,524	164,408
Great Wolf Trust(b),(c)
Subordinated Series 2024-WLF2 Class B
1-month Term SOFR + 2.141% 05/15/2041	5.800%	4,957,000	4,961,655
Greystone CRE Notes LLC(b),(c)
Series 2025-FL4 Class A
1-month Term SOFR + 1.481% Floor 1.481% 01/15/2043	5.210%	2,500,000	2,507,033
GS Mortgage Securities Corp II(b),(e)
Series 2017-375H Class A
09/10/2037	3.475%	5,000,000	4,895,872
GS Mortgage Securities Corp. II(b)
Series 2012-BWTR Class A
11/05/2034	2.954%	3,639,371	3,271,646
GS Mortgage Securities Corp. Trust(b),(e)
Series 2024-RVR Class A
08/10/2029	4.852%	10,100,000	10,287,564
Series 2024-RVR Class B
08/10/2029	5.169%	2,569,000	2,626,094
GS Mortgage Securities Trust(b),(e)
Series 2013-PEMB Class A
03/05/2033	3.550%	2,010,000	1,570,313
GS Mortgage Securities Trust
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	9,886,189
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	19,784,978
Series 2020-GC45 Class A5
02/13/2053	2.911%	1,810,000	1,729,694
Subordinated Series 2019-GC39 Class B
05/10/2052	3.970%	1,000,000	917,130
HTL Commercial Mortgage Trust(b),(e)
Series 2024-T53 Class A
05/10/2039	5.876%	5,500,000	5,561,922
Hudson Yards Mortgage Trust(b)
Series 2019-30HY Class A
07/10/2039	3.228%	2,160,000	2,082,777
Hudson Yards Mortgage Trust(b),(e)
Series 2025-SPRL Class B
01/13/2040	5.758%	3,617,000	3,772,289
Hudsons Bay Simon JV Trust(b)
Series 2015-HB10 Class A10
08/05/2034	4.155%	1,820,000	1,818,050
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ILPT Commercial Mortgage Trust(b),(e)
Subordinated Series 2025-LPF2 Class C
07/15/2042	5.829%	2,500,000	2,565,261
INTOWN Mortgage Trust(b),(c)
Series 2025-STAY Class C
1-month Term SOFR + 2.250% Floor 2.250% 03/15/2042	5.910%	1,380,000	1,383,882
Series 2025-STAY Class D
1-month Term SOFR + 2.850% Floor 2.850%, Cap 2.850% 03/15/2042	6.510%	6,600,000	6,608,255
IP Mortgage Trust(b),(e)
Series 2025-IP Class A
06/10/2042	5.250%	3,250,000	3,339,309
JPMCC_17-JP6
Series 20 17-JP6 Class A5
07/15/2050	3.490%	4,872,000	4,792,792
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	5,094,949	5,043,355
Series 2017-C7 Class A5
10/15/2050	3.409%	1,500,000	1,479,517
Series 2019-COR6 Class A3
11/13/2052	2.795%	7,500,000	7,061,597
JPMorgan Chase Commercial Mortgage Securities Trust(b)
Series 2018-WPT Class AFX
07/05/2033	4.248%	13,000,000	12,398,750
Series 2019-OSB Class A
06/05/2039	3.397%	2,110,000	2,004,860
JPMorgan Chase Commercial Mortgage Securities Trust(b),(c)
Series 2025-BMS Class A
1-month Term SOFR + 1.600% 01/15/2042	5.280%	3,915,000	3,906,438
Series 2025-BMS Class B
1-month Term SOFR + 2.000% Floor 2.000% 01/15/2042	5.680%	7,000,000	6,984,680
KIND Commercial Mortgage Trust(b),(c)
Series 2024-1 Class A
1-month Term SOFR + 1.890% Floor 1.890% 08/15/2041	5.570%	2,500,000	2,503,123
KSL Commercial Mortgage Trust(b),(c)
Series 2024-HT2 Class B
1-month Term SOFR + 2.042% Floor 2.042% 12/15/2039	5.701%	4,854,537	4,848,461
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ladder Capital Commercial Mortgage(b)
Series 2017-LC26 Class A4
07/12/2050	3.551%	4,500,000	4,448,820
LoanCore Issuer LLC(b),(c)
Series 2025-CRE8 Class A
1-month Term SOFR + 1.385% Floor 1.385% 08/17/2042	5.045%	2,000,000	2,003,744
LSTAR Commercial Mortgage Trust(b)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	791,787
LSTR Trust(b),(c)
Series 2026-HTL6 Class A
1-month Term SOFR + 1.500% Floor 1.500% 12/15/2040	5.170%	2,500,000	2,492,183
MAD Commercial Mortgage Trust(b),(e)
Series 2025-11MD Class C
10/15/2042	5.255%	3,620,000	3,690,759
MED Commercial Mortgage Trust(b),(c)
Series 2024-MOB Class A
1-month Term SOFR + 1.592% Floor 1.592% 05/15/2041	5.251%	5,200,000	5,176,796
MF1 LLC(b),(c)
Series 2022-FL9 Class A
1-month Term SOFR + 2.150% Floor 2.150% 06/19/2037	5.817%	1,513,011	1,514,457
Series 2025-FL17 Class A
1-month Term SOFR + 1.320% Floor 1.320% 02/18/2040	4.984%	2,850,000	2,851,759
Series 2025-FL19 Class A
1-month Term SOFR + 1.488% Floor 1.488% 05/18/2042	5.168%	3,000,000	3,013,189
Series 2025-FL20 Class A
1-month Term SOFR + 1.450% Floor 1.450% 08/18/2037	5.002%	4,250,000	4,264,614
MHP Commercial Mortgage Trust(b),(c)
Series 2025-MHIL2 Class C
1-month Term SOFR + 2.050% Floor 2.050% 09/15/2030	5.760%	1,000,000	1,001,542
Series 2025-MHIL2 Class D
1-month Term SOFR + 2.650% Floor 2.650% 09/15/2030	6.410%	1,500,000	1,503,873
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MHP MHIL(b),(c)
Subordinated Series 2022 Class E
1-month Term SOFR + 2.611% Floor 2.611% 01/15/2027	6.270%	2,400,000	2,398,500
MKT Mortgage Trust(b)
Series 2020-525M Class A
02/12/2040	2.694%	1,575,000	1,441,375
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30 Class A5
09/15/2049	2.860%	3,010,000	2,976,271
Series 2017-C34 Class A4
11/15/2052	3.536%	2,285,000	2,264,855
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	3,796,729	3,770,193
Morgan Stanley Capital I Trust(e),(f)
Series 2021-L5 Class XA
05/15/2054	1.260%	31,212,964	1,334,663
MTN Commercial Mortgage Trust(b),(c)
Series 2022-LPFL Class A
1-month Term SOFR + 1.397% Floor 1.397% 03/15/2039	5.057%	2,000,000	2,000,000
NJ Trust(b),(e)
Series 2023-GSP Class A
01/06/2029	6.481%	6,800,000	7,167,536
NRTH Commercial Mortgage Trust(b),(c)
Subordinated Series 2025-PARK Class B
1-month Term SOFR + 1.643% Floor 1.643% 10/15/2040	5.323%	6,250,000	6,266,205
NYC Commercial Mortgage Trust(b),(c)
Series 2025-3BP Class A
1-month Term SOFR + 1.213% 02/15/2042	4.893%	3,500,000	3,493,438
Series 2025-3BP Class C
1-month Term SOFR + 1.892% Floor 1.892% 02/15/2042	5.572%	1,500,000	1,501,875
ONNI Commercial Mortgage Trust(b),(e)
Series 2024-APT Class A
07/15/2039	5.196%	2,500,000	2,555,758
ORL Trust(b),(c)
Series 2024-GLKS Class C
1-month Term SOFR + 2.291% Floor 2.291% 12/15/2039	5.951%	5,000,000	5,003,123
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PFP Ltd.(b),(c)
Series 2024-11 Class A
1-month Term SOFR + 1.832% Floor 1.832% 09/17/2039	5.501%	1,308,753	1,311,596
PFP Ltd.(b),(e)
Series 2026-13 Class A
08/18/2043	5.250%	3,000,000	3,012,196
PRM Trust(b),(e)
Series 2025-PRM6 Class A
07/05/2033	4.480%	1,000,000	999,731
Series 2025-PRM6 Class C
07/05/2033	5.008%	1,000,000	999,728
Series 2025-PRM6 Class D
07/05/2033	5.677%	2,000,000	2,003,199
PRM7 Trust(b),(e)
Subordinated Series 2025-PRM7 Class D
11/10/2042	5.661%	3,000,000	3,004,419
RFR Trust(b),(e)
Series 2025-SGRM Class A
03/11/2029	5.379%	8,180,000	8,372,817
SCG Trust(b),(c)
Series 2025-SNIP Class A
1-month Term SOFR + 1.500% Floor 1.500% 09/15/2030	5.160%	5,000,000	5,012,509
SCOTT Trust(b)
Series 2023-SFS Class A
03/15/2040	5.910%	3,340,000	3,424,128
SDAL Trust(b),(c)
Series 2025-DAL Class A
1-month Term SOFR + 2.441% Floor 2.441% 04/15/2030	6.122%	1,000,000	1,002,016
SDR Commercial Mortgage Trust(b),(c)
Subordinated Series 2024-DSNY Class B
1-month Term SOFR + 1.741% Floor 1.741% 05/15/2039	5.421%	2,500,000	2,500,022
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	5,089,676
SMRT Commercial Mortgage Trust(b),(c)
Subordinated Series 2022-MINI Class D
1-month Term SOFR + 1.950% Floor 1.950% 01/15/2039	5.610%	3,850,000	3,846,391
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SREIT Trust(b),(c)
Series 2021-MFP2 Class A
1-month Term SOFR + 0.936% Floor 0.822% 11/15/2036	4.596%	11,890,000	11,886,284
Subordinated Series 2021-MFP2 Class B
1-month Term SOFR + 1.286% Floor 1.171% 11/15/2036	4.945%	4,538,000	4,536,582
Subordinated Series 2021-PALM Class E
1-month Term SOFR + 2.024% Floor 1.910% 10/15/2034	5.684%	6,275,000	6,271,078
Starwood Retail Property Trust(b),(c)
Series 2014-STAR Class A
Prime Rate + -0.882% Floor 1.470% 11/15/2027	5.868%	2,124,670	1,274,781
STWD LLC(b),(c)
Series 2025-FL4 Class B
1-month Term SOFR + 1.950% Floor 1.950% 11/19/2042	5.616%	1,000,000	1,000,920
SWCH Commercial Mortgage Trust(b),(c)
Series 2025-DATA Class B
1-month Term SOFR + 1.842% Floor 1.842% 03/15/2042	5.523%	2,500,000	2,468,843
Series 2025-DATA Class C
1-month Term SOFR + 2.092% Floor 2.042% 03/15/2042	5.772%	2,500,000	2,479,102
TCO Commercial Mortgage Trust(b),(c)
Series 2024-DPM Class A
1-month Term SOFR + 1.243% Floor 1.243% 12/15/2039	4.903%	2,535,000	2,538,169
THPT Mortgage Trust(b),(e)
Series 2023-THL Class A
12/10/2034	6.996%	4,379,682	4,456,238
UBS Commercial Mortgage Trust
Series 2018-C10 Class A3
05/15/2051	4.048%	4,698,987	4,698,569
VTR Commercial Mortgage Trust(b),(e)
Series 2025-STEM Class A
10/13/2041	4.698%	5,000,000	5,015,023
Wells Fargo Commercial Mortgage Trust
Series 2017-C39 Class A4
09/15/2050	3.157%	9,841,870	9,703,691
Series 2020-C55 Class A5
02/15/2053	2.725%	3,407,709	3,230,518
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-C61 Class A4
11/15/2054	2.658%	7,990,000	7,305,230
Subordinated Series 2021-C59 Class C
04/15/2054	3.284%	2,590,000	2,182,731
Wells Fargo Commercial Mortgage Trust(e),(f)
Series 2021-C59 Class XA
04/15/2054	1.480%	19,973,998	1,092,805
Series 2021-C60 Class XA
08/15/2054	1.491%	3,981,534	233,187
Wells Fargo Commercial Mortgage Trust(e)
Series 2022-C62 Class A4
04/15/2055	4.000%	5,330,000	5,169,884
Series 2025-5C5 Class C
07/15/2058	6.014%	1,250,000	1,279,549
Subordinated Series 2016-C33 Class B
03/15/2059	4.506%	3,005,000	2,972,699
Subordinated Series 2017-C41 Class B
11/15/2050	4.188%	1,690,000	1,630,843
Wells Fargo Commercial Mortgage Trust(b),(e)
Series 2024-1CHI Class A
07/15/2035	4.954%	6,000,000	6,055,335
Series 2025-VTT Class C
03/15/2038	5.445%	2,000,000	2,022,155
Wells Fargo Commercial Mortgage Trust(b),(c)
Series 2025-B33RP Class A
1-month Term SOFR + 1.350% Floor 1.350% 08/15/2042	5.010%	5,000,000	5,001,572
Series 2025-DWHP Class B
1-month Term SOFR + 2.841% Floor 2.841% 04/15/2038	6.500%	2,000,000	2,030,922
WSTN Trust(b),(e)
Series 2023-MAUI Class A
07/05/2037	6.297%	2,500,000	2,547,438
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $891,191,791)			888,453,789

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Digicel Ltd.(h)	59,381	1,058,971
Total Communication Services		1,058,971
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Prairie Provident Resources, Inc.(h),(i)	58	18
Total Energy		18
Financials 0.0%
Financial Services 0.0%
DSG TopCo, Inc.(h)	54,244	22,050
Total Financials		22,050
Health Care 0.0%
Health Care Providers & Services 0.0%
ModivCare Buyer LLC(h)	171,165	1,133,968
Total Health Care		1,133,968
Materials 0.0%
Containers & Packaging 0.0%
Ardagh Holdings SA(b),(h)	132,091	974,171
Total Materials		974,171
Total Common Stocks (Cost $1,891,345)		3,189,178

Convertible Bonds(a) 0.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Food and Beverage 0.0%
Davide Campari-Milano NV(b)
01/17/2029	2.375%	EUR	1,400,000	1,633,997
Technology 0.0%
Worldline SA(b),(j)
07/30/2026	0.000%	EUR	1,194,230	1,418,866
Total Convertible Bonds (Cost $2,685,553)				3,052,863

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Communication Services 0.0%
Wireless Telecommunication Services 0.0%
Digicel Ltd.(i),(k),(l)	6.750%	3,868	38,680
Total Communication Services			38,680
Total Convertible Preferred Stocks (Cost $38,680)			38,680
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)

Corporate Bonds & Notes(a) 27.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
BAE Systems PLC(b)
03/26/2029	5.125%	1,428,000	1,478,184
04/15/2030	3.400%	690,000	674,503
Boeing Co. (The)
02/01/2031	3.625%	2,375,000	2,306,544
02/01/2035	3.250%	4,659,000	4,149,134
03/01/2047	3.650%	1,060,000	790,843
03/01/2048	3.625%	3,800,000	2,780,857
05/01/2049	3.900%	2,010,000	1,534,417
05/01/2054	6.858%	139,000	159,493
08/01/2059	3.950%	3,500,000	2,508,306
05/01/2060	5.930%	469,000	470,811
05/01/2064	7.008%	808,000	938,727
Bombardier, Inc.(b)
02/01/2029	7.500%	375,000	390,182
07/01/2031	7.250%	1,020,000	1,084,251
06/15/2033	6.750%	940,000	991,786
05/01/2034	7.450%	1,550,000	1,740,473
General Electric Co.(c)
3-month Term SOFR + 0.742% 08/15/2036	4.394%	5,380,000	5,048,620
HEICO Corp.
08/01/2028	5.250%	1,362,000	1,401,441
Huntington Ingalls Industries, Inc.
08/16/2028	2.043%	6,666,000	6,360,397
05/01/2030	4.200%	2,098,000	2,094,890
TransDigm, Inc.(b)
01/31/2034	6.750%	775,000	804,607
United Technologies Corp.
11/16/2038	4.450%	576,000	548,506
Total			38,256,972
Airlines 0.2%
American Airlines Pass-Through Trust
Series 2015-2 Class AA
09/22/2027	3.600%	50,592	50,107
Series 2016-1 Class AA
07/15/2029	3.575%	296,576	292,832
Series 2016-2 Class AA
06/15/2028	3.200%	344,855	337,543
Series 2017-2 Class AA
10/15/2029	3.350%	952,910	927,881
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
04/20/2029	5.750%	1,050,000	1,062,332
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	4,530,150	4,374,607
Delta Air Lines, Inc./SkyMiles IP Ltd.(b)
10/20/2028	4.750%	6,621,063	6,678,130
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southwest Airlines Co.
06/15/2027	5.125%	1,665,000	1,684,337
11/15/2028	4.375%	3,270,000	3,293,956
United Airlines Holdings, Inc.
03/01/2029	4.875%	1,255,000	1,263,985
03/01/2031	5.375%	1,445,000	1,472,663
United Airlines Pass-Through Trust
Series 2023-1 Class A
01/15/2036	5.800%	3,509,561	3,716,443
United Airlines, Inc.(b)
04/15/2029	4.625%	690,000	690,243
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	232,157	237,715
Total			26,082,774
Apartment REIT 0.1%
American Homes 4 Rent LP
02/15/2028	4.250%	199,000	199,402
04/15/2032	3.625%	208,000	197,368
02/01/2034	5.500%	1,353,000	1,394,961
07/15/2051	3.375%	755,000	507,703
Camden Property Trust
11/03/2026	5.850%	1,033,000	1,044,561
02/28/2036	4.900%	2,585,000	2,585,662
Invitation Homes Operating Partnership LP
11/15/2028	2.300%	624,000	593,643
08/15/2031	2.000%	2,412,000	2,125,383
08/15/2033	5.500%	517,000	534,060
Mid-America Apartments LP
02/15/2032	5.300%	727,000	764,278
01/15/2033	4.650%	4,952,000	4,980,909
Total			14,927,930
Automotive 1.0%
American Axle & Manufacturing, Inc.(b)
10/15/2033	7.750%	1,015,000	1,031,240
American Honda Finance Corp.
01/12/2028	4.700%	1,100,000	1,116,489
11/15/2028	5.650%	551,000	574,871
01/08/2031	4.450%	2,945,000	2,973,887
10/23/2031	4.850%	1,410,000	1,449,052
BMW US Capital LLC(b)
03/21/2030	5.050%	638,000	659,236
BorgWarner, Inc.
08/15/2034	5.400%	411,000	426,958
Daimler Truck Finance North America LLC(b)
10/12/2030	4.650%	4,060,000	4,124,258
Denso Corp.(b)
09/16/2026	1.239%	4,070,000	4,009,392
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ford Motor Co.
02/12/2032	3.250%		880,000	791,378
01/15/2043	4.750%		836,000	672,385
Ford Motor Credit Co. LLC
08/10/2026	2.700%		3,625,000	3,598,729
05/17/2027	5.850%		1,515,000	1,539,690
08/17/2027	4.125%		1,786,000	1,779,441
05/12/2028	6.800%		450,000	470,645
03/08/2029	5.800%		6,615,000	6,812,629
05/03/2029	5.113%		1,005,000	1,014,596
General Motors Co.
04/15/2030	5.625%		3,230,000	3,385,600
04/01/2035	5.000%		1,761,000	1,748,284
04/15/2035	6.250%		918,000	984,659
10/02/2043	6.250%		292,000	299,564
General Motors Financial Co., Inc.
03/01/2026	5.250%		1,759,000	1,759,043
06/23/2028	5.800%		1,850,000	1,916,594
10/15/2028	2.400%		2,820,000	2,701,015
07/15/2029	5.550%		3,372,000	3,511,071
10/06/2029	4.900%		1,327,000	1,356,819
06/21/2030	3.600%		1,710,000	1,661,476
01/08/2031	2.350%		1,229,000	1,118,231
01/07/2034	6.100%		367,000	392,922
01/07/2035	5.900%		1,238,000	1,300,913
07/15/2035	6.150%		2,547,000	2,724,731
Honda Motor Co., Ltd.
07/08/2030	4.688%		1,998,000	2,036,877
07/08/2035	5.337%		1,126,000	1,165,516
Hyundai Capital America(b)
06/26/2028	5.680%		860,000	888,796
09/18/2028	4.250%		1,790,000	1,797,783
09/21/2028	6.100%		3,968,000	4,151,970
01/16/2029	6.500%		880,000	934,614
06/24/2029	5.300%		993,000	1,028,213
03/27/2030	5.150%		5,385,000	5,566,347
03/29/2032	5.400%		1,555,000	1,629,072
06/23/2032	5.400%		4,465,000	4,678,835
LKQ Corp.
06/15/2028	5.750%		3,405,000	3,497,273
Mercedes-Benz Finance North America LLC(b)
08/01/2029	4.800%		1,100,000	1,126,521
Nissan Motor Acceptance Co. LLC(b)
09/13/2029	5.550%		3,255,000	3,247,572
Robert Bosch GmbH(b)
06/02/2043	4.375%	EUR	900,000	1,071,725
Stellantis Financial Services US Corp.(b)
09/15/2028	4.950%		5,730,000	5,776,873
Tenneco, Inc.(b)
11/17/2028	8.000%		4,525,000	4,525,028
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Toyota Motor Corp.
06/30/2030	4.450%		1,842,000	1,876,892
Toyota Motor Credit Corp.
10/08/2027	4.350%		1,153,000	1,164,868
08/09/2029	4.550%		795,000	812,393
05/15/2030	4.800%		1,603,000	1,653,952
11/20/2030	5.550%		577,000	614,306
09/03/2032	4.650%		4,130,000	4,214,089
Volkswagen Group of America Finance LLC(b)
03/22/2027	5.300%		2,297,000	2,327,072
09/11/2028	4.550%		1,000,000	1,008,677
03/22/2029	5.250%		6,355,000	6,527,901
09/11/2030	4.850%		975,000	990,837
11/16/2030	6.450%		1,588,000	1,716,200
03/25/2032	5.650%		360,000	376,852
Volkswagen International Finance NV(b),(m),(n)
	7.875%	EUR	1,400,000	1,931,325
Total				126,244,177
Banking 6.7%
ABN AMRO Bank NV(b),(n)
09/18/2027	6.339%		6,900,000	6,985,887
Subordinated
03/13/2037	3.324%		641,000	587,741
Ally Financial, Inc.(n)
01/17/2031	5.543%		1,645,000	1,690,946
07/31/2033	5.548%		6,539,000	6,590,452
American Express Co.(n)
02/16/2028	5.098%		989,000	999,247
07/27/2029	5.282%		1,764,000	1,817,134
01/30/2031	5.085%		527,000	544,599
04/25/2031	5.016%		435,000	448,766
02/10/2032	4.456%		7,365,000	7,437,604
07/20/2033	4.918%		2,765,000	2,827,521
ANZ New Zealand International Ltd.(b)
08/14/2028	5.355%		4,595,000	4,761,270
Banco Bilbao Vizcaya Argentaria SA(d)
03/03/2029	4.150%		4,600,000	4,599,935
Banco de Credito del Peru SA(b),(n)
Subordinated
07/30/2035	6.450%		1,130,000	1,178,658
Banco Santander SA(n)
03/14/2030	5.538%		4,000,000	4,152,081
Subordinated
11/22/2032	3.225%		3,400,000	3,133,012
Bank of America Corp.(n)
07/22/2027	1.734%		13,400,000	13,283,893
04/27/2028	4.376%		293,000	294,281
12/20/2028	3.419%		647,000	640,399
03/05/2029	3.970%		1,681,000	1,679,785
06/14/2029	2.087%		238,000	227,979
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/15/2029	5.819%	1,128,000	1,176,266
07/23/2030	3.194%	34,106,000	33,150,764
10/22/2030	2.884%	508,000	486,593
01/24/2031	5.162%	196,000	203,400
02/13/2031	2.496%	8,712,000	8,178,798
04/29/2031	2.592%	1,311,000	1,231,761
07/23/2031	1.898%	278,000	252,150
02/06/2032	4.456%	9,192,000	9,258,741
04/22/2032	2.687%	585,000	541,843
07/21/2032	2.299%	785,000	707,529
10/20/2032	2.572%	7,114,000	6,473,740
09/15/2034	5.872%	1,569,000	1,683,280
02/06/2037	5.045%	1,375,000	1,394,405
Subordinated
10/25/2035	5.518%	1,663,000	1,707,669
02/12/2036	5.744%	1,174,000	1,226,757
Bank of America Corp.
Subordinated
03/03/2026	4.450%	2,000,000	2,000,026
Bank of America NA
08/18/2026	5.526%	5,575,000	5,606,726
Bank of Montreal(n)
01/27/2029	5.004%	2,715,000	2,768,357
09/10/2030	4.640%	1,994,000	2,029,904
Bank of New York Mellon Corp. (The)(n)
04/26/2027	4.947%	2,770,000	2,774,414
02/11/2031	4.942%	3,515,000	3,624,631
06/06/2036	5.316%	242,000	252,195
Bank of New Zealand(b)
01/27/2027	2.285%	2,140,000	2,110,973
Bank of Nova Scotia (The)(n)
09/15/2031	4.338%	5,625,000	5,640,928
11/10/2032	4.740%	1,951,000	1,984,114
Banque Federative du Credit Mutuel SA(b)
02/16/2028	5.194%	2,760,000	2,821,989
10/16/2028	4.591%	1,431,000	1,448,797
Barclays PLC(n)
03/10/2032	2.667%	12,020,000	11,055,128
02/24/2037	5.207%	4,425,000	4,417,533
Barclays PLC
Subordinated
05/09/2028	4.836%	995,000	1,002,501
BNP Paribas SA(b),(n)
09/30/2028	1.904%	3,535,000	3,418,346
06/12/2029	5.335%	1,815,000	1,865,204
11/19/2030	5.283%	1,555,000	1,608,754
04/19/2032	2.871%	5,455,000	5,047,239
01/20/2033	3.132%	6,240,000	5,767,109
01/15/2034	4.916%	4,730,000	4,752,763
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BPCE SA(b)
01/11/2028	3.250%	460,000	454,497
05/30/2029	5.281%	1,920,000	1,988,289
BPCE SA(b),(n)
01/18/2030	5.716%	820,000	851,734
01/14/2031	5.876%	4,025,000	4,231,579
CaixaBank SA(b),(n)
03/15/2030	5.673%	620,000	646,072
07/03/2031	4.885%	3,875,000	3,953,326
Canadian Imperial Bank of Commerce(n)
03/30/2029	4.857%	5,150,000	5,240,049
Capital One Financial Corp.(n)
10/29/2027	7.149%	3,985,000	4,063,879
11/02/2027	1.878%	688,000	677,231
01/30/2032	4.722%	3,817,000	3,846,494
Citibank NA(n)
11/19/2027	4.876%	364,000	366,433
Citibank NA
05/29/2030	4.914%	1,710,000	1,764,637
Citigroup, Inc.(m),(n)
	6.875%	850,000	872,537
	7.125%	8,040,000	8,305,059
Citigroup, Inc.(n)
06/09/2027	1.462%	20,000	19,861
05/07/2028	4.643%	9,085,000	9,148,434
11/05/2030	2.976%	13,020,000	12,476,985
01/29/2031	2.666%	5,550,000	5,238,399
06/03/2031	2.572%	244,000	228,066
05/01/2032	2.561%	4,470,000	4,093,532
01/25/2033	3.057%	2,800,000	2,590,044
Citigroup, Inc.
07/23/2048	4.650%	375,000	334,759
CoBank ACB(n)
12/31/2079	7.125%	403,000	417,151
Commonwealth Bank of Australia
03/14/2028	4.423%	2,715,000	2,754,452
Cooperatieve Rabobank UA(b),(n)
01/21/2033	5.710%	2,578,000	2,738,805
Credit Agricole SA(b),(n)
01/12/2032	4.656%	9,450,000	9,521,275
09/25/2033	4.818%	2,405,000	2,423,724
Credit Suisse AG
08/07/2026	1.250%	289,000	285,578
Credit Suisse Group AG(b),(n)
05/14/2032	3.091%	2,210,000	2,069,063
Danske Bank A/S(b),(n)
03/01/2030	5.705%	844,000	881,019
10/02/2030	4.613%	683,000	691,505
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deutsche Bank AG(n)
01/10/2029	5.373%	1,200,000	1,226,102
05/09/2031	5.297%	5,525,000	5,705,340
08/04/2031	4.950%	2,935,000	2,989,128
Subordinated
01/14/2032	3.729%	2,000,000	1,903,453
Deutsche Bank AG
05/10/2029	5.414%	1,916,000	1,997,545
DNB Bank ASA(b),(n)
11/05/2030	4.853%	2,748,000	2,822,234
Federation des Caisses Desjardins du Quebec(b)
03/14/2028	5.700%	2,210,000	2,286,201
04/26/2029	5.250%	1,791,000	1,857,604
08/26/2030	4.565%	3,485,000	3,529,898
Fifth Third Bancorp(n)
04/25/2033	4.337%	2,362,000	2,334,304
01/29/2037	5.141%	1,869,000	1,872,579
Fifth Third Bank NA(n)
01/28/2028	4.967%	2,105,000	2,122,583
Goldman Sachs Bank(n)
03/18/2027	5.283%	960,000	960,675
Goldman Sachs Bank USA(n)
05/21/2027	5.414%	4,165,000	4,176,328
Goldman Sachs Group, Inc. (The)(m),(n)
	3.650%	2,135,000	2,126,115
Goldman Sachs Group, Inc. (The)(n)
03/09/2027	1.431%	10,839,000	10,832,257
02/24/2028	2.640%	3,320,000	3,275,704
01/21/2029	4.148%	9,226,000	9,228,697
10/24/2029	6.484%	518,000	548,398
04/25/2030	5.727%	518,000	541,134
10/21/2031	4.369%	11,710,000	11,710,065
04/22/2032	2.615%	12,585,000	11,555,570
07/21/2032	2.383%	10,475,000	9,445,650
07/23/2035	5.330%	535,000	550,975
10/23/2035	5.016%	1,880,000	1,901,273
01/28/2036	5.536%	1,258,000	1,316,061
01/21/2037	5.065%	1,301,000	1,309,778
01/21/2047	5.541%	4,170,000	4,148,276
01/28/2056	5.734%	949,000	962,365
Goldman Sachs Group, Inc. (The)
10/21/2036	4.939%	7,361,000	7,328,400
07/08/2044	4.800%	415,000	383,205
Goldman Sachs Group, Inc.(The)(n)
10/21/2029	4.153%	725,000	725,327
HSBC Holdings PLC(n)
05/17/2028	5.597%	775,000	788,902
11/19/2028	5.130%	3,700,000	3,766,335
08/17/2029	2.206%	1,403,000	1,340,339
11/06/2031	4.619%	4,755,000	4,808,339
05/24/2032	2.804%	1,829,000	1,687,663
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/06/2036	5.133%	2,537,000	2,562,508
Huntington Bancshares, Inc.(n)
08/21/2029	6.208%	4,040,000	4,242,594
01/15/2031	5.272%	1,370,000	1,418,048
Subordinated
01/28/2041	5.605%	4,680,000	4,701,099
Huntington National Bank (The)(n)
04/12/2028	4.871%	1,249,000	1,259,328
ING Groep NV(n)
03/25/2029	4.858%	1,355,000	1,377,303
03/25/2031	5.066%	1,200,000	1,237,082
Intesa Sanpaolo SpA(b),(n)
Subordinated
06/01/2032	4.198%	1,100,000	1,062,478
JPMorgan Chase & Co.(c),(m)
3-month Term SOFR + 2.745%	6.406%	2,993,000	3,001,936
JPMorgan Chase & Co.(n)
04/22/2027	1.578%	12,650,000	12,606,076
09/22/2027	1.470%	1,594,000	1,570,930
02/24/2028	2.947%	3,559,000	3,523,331
04/22/2028	5.571%	1,128,000	1,147,437
01/23/2029	3.509%	10,345,000	10,257,318
06/01/2029	2.069%	1,272,000	1,219,447
12/05/2029	4.452%	2,014,000	2,035,009
01/23/2030	5.012%	885,000	909,382
04/22/2030	5.581%	526,000	549,363
05/06/2030	3.702%	470,000	465,172
07/22/2030	4.995%	771,000	794,271
10/15/2030	2.739%	2,333,000	2,230,329
10/22/2030	4.603%	1,209,000	1,230,964
01/24/2031	5.140%	289,000	299,859
11/19/2031	1.764%	2,885,000	2,584,330
04/22/2032	2.580%	6,435,000	5,931,434
11/08/2032	2.545%	4,325,000	3,938,310
01/25/2033	2.963%	2,380,000	2,205,496
04/22/2035	5.766%	578,000	618,202
01/24/2036	5.502%	510,000	536,126
04/22/2036	5.572%	1,360,000	1,435,623
10/22/2036	4.810%	7,272,000	7,250,912
01/22/2037	4.898%	1,682,000	1,691,090
11/15/2048	3.964%	2,475,000	2,017,020
Subordinated
02/05/2037	5.193%	8,291,000	8,378,328
KBC Group NV(b),(n)
09/23/2031	4.454%	7,635,000	7,686,715
KeyCorp(n)
03/06/2035	6.401%	4,925,000	5,363,852
01/28/2037	5.305%	1,792,000	1,806,587
KeyCorp Capital I(c)
Junior Subordinated
3-month Term SOFR + 1.002% 07/01/2028	4.662%	1,105,000	1,084,226
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lloyds Banking Group PLC(m),(n)
	8.000%	1,395,000	1,513,044
Lloyds Banking Group PLC(n)
02/10/2030	4.241%	3,528,000	3,545,018
M&T Bank Corp.(n)
07/08/2031	5.179%	2,720,000	2,808,688
Subordinated
07/30/2035	5.400%	6,109,000	6,199,174
Mitsubishi UFJ Financial Group, Inc.(n)
01/16/2031	5.197%	600,000	622,275
01/14/2032	4.505%	1,460,000	1,474,005
04/24/2036	5.615%	2,792,000	2,954,845
Mizuho Financial Group, Inc.(n)
07/06/2029	5.778%	4,740,000	4,929,237
07/08/2031	5.047%	6,620,000	6,750,949
Morgan Stanley
07/27/2026	3.125%	301,000	299,993
Subordinated
09/08/2026	4.350%	9,045,000	9,054,729
Morgan Stanley(n)
05/04/2027	1.593%	2,738,000	2,726,045
07/20/2027	1.512%	479,000	474,606
01/21/2028	2.475%	777,000	766,687
07/22/2028	3.591%	4,460,000	4,433,815
10/18/2028	6.296%	406,000	420,652
01/24/2029	3.772%	4,315,000	4,297,366
04/20/2029	5.164%	791,000	808,766
07/20/2029	5.449%	2,410,000	2,485,064
10/18/2029	4.133%	242,000	242,347
01/16/2030	5.173%	223,000	229,176
01/23/2030	4.431%	2,885,000	2,910,136
07/19/2030	5.042%	544,000	559,148
10/18/2030	4.654%	2,229,000	2,264,820
01/15/2031	5.230%	4,170,000	4,317,292
04/17/2031	5.192%	180,000	186,390
01/16/2032	4.493%	3,957,000	3,977,320
02/13/2032	1.794%	78,000	69,052
04/28/2032	1.928%	1,899,000	1,684,758
07/21/2032	2.239%	6,390,000	5,729,764
10/20/2032	2.511%	2,605,000	2,361,110
01/21/2033	2.943%	3,610,000	3,323,947
04/21/2034	5.250%	3,865,000	4,000,176
04/19/2035	5.831%	2,315,000	2,471,961
01/18/2036	5.587%	705,000	740,919
04/17/2036	5.664%	1,647,000	1,740,490
01/30/2037	5.073%	6,986,000	7,044,944
04/22/2039	4.457%	156,000	147,756
Subordinated
09/16/2036	2.484%	576,000	509,672
Morgan Stanley Bank NA(n)
05/26/2028	5.504%	275,000	279,941
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Private Bank(n)
11/17/2028	4.204%	1,000,000	1,003,467
11/19/2031	4.465%	10,037,000	10,094,256
Morgan Stanley Private Bank NA(n)
07/18/2031	4.734%	8,555,000	8,708,595
National Bank of Canada
12/18/2028	5.600%	1,263,000	1,317,847
10/10/2029	4.500%	4,260,000	4,327,258
Nationwide Building Society(b)
07/29/2029	5.127%	3,292,000	3,397,815
09/30/2030	4.351%	670,000	674,117
NatWest Group PLC(n)
03/01/2035	5.778%	968,000	1,029,061
NatWest Markets PLC(b)
03/21/2028	4.789%	4,870,000	4,950,741
05/17/2029	5.410%	1,651,000	1,717,915
Northern Trust Corp.(n)
Subordinated
11/19/2040	5.117%	3,825,000	3,832,821
PNC Financial Services Group, Inc. (The)(n)
06/12/2029	5.582%	3,120,000	3,230,869
10/28/2033	6.037%	1,206,000	1,309,061
07/21/2036	5.373%	40,000	41,433
Subordinated
01/25/2041	5.423%	1,375,000	1,388,416
Royal Bank of Canada(n)
08/06/2029	4.498%	9,250,000	9,362,299
08/02/2030	4.969%	652,000	670,408
10/18/2030	4.650%	1,268,000	1,292,205
02/04/2031	5.153%	847,000	878,080
08/06/2031	4.696%	929,000	949,011
Royal Bank of Scotland Group PLC(n)
01/27/2030	5.076%	799,000	819,327
Santander UK Group Holdings PLC(n)
06/14/2027	1.673%	1,762,000	1,749,776
09/22/2036	5.136%	2,585,000	2,586,903
Societe Generale SA(b)
02/19/2027	5.250%	1,110,000	1,122,100
Societe Generale SA(b),(n)
05/22/2031	5.512%	5,385,000	5,604,231
06/09/2032	2.889%	480,000	440,850
01/21/2033	3.337%	10,380,000	9,623,795
01/10/2034	6.691%	2,130,000	2,338,761
Standard Chartered PLC(b),(n)
01/13/2030	4.299%	5,820,000	5,837,907
Standard Chartered PLC(b),(d),(n)
06/05/2032	4.529%	3,595,000	3,601,160
03/05/2047	5.706%	1,270,000	1,267,729
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
State Street Corp.
02/28/2030	4.729%	706,000	725,530
State Street Corp.(n)
10/22/2032	4.675%	1,264,000	1,291,580
Subordinated
11/01/2034	3.031%	2,429,000	2,319,850
Sumitomo Mitsui Financial Group, Inc.
07/16/2029	3.040%	625,000	605,089
04/15/2030	5.240%	1,252,000	1,306,501
07/09/2031	5.424%	1,349,000	1,420,841
01/15/2032	5.454%	782,000	826,013
Sumitomo Mitsui Financial Group, Inc.(n)
01/15/2032	4.494%	1,220,000	1,232,766
01/15/2037	5.046%	1,934,000	1,956,684
Sumitomo Mitsui Financial Group, Inc.(d),(n)
Subordinated
03/03/2041	5.334%	1,766,000	1,773,638
Sumitomo Mitsui Trust Bank Ltd.(b)
03/07/2027	5.200%	3,575,000	3,624,093
Sumitomo Mitsui Trust Bank Ltd.(b),(d)
03/05/2036	4.800%	1,241,000	1,236,776
Svenska Handelsbanken AB(b)
05/23/2028	4.375%	4,840,000	4,901,393
Swedbank AB(b)
09/12/2026	6.136%	3,305,000	3,342,805
03/14/2029	5.407%	3,135,000	3,262,796
Synchrony Financial(n)
08/02/2030	5.935%	2,560,000	2,656,654
03/06/2031	5.450%	1,685,000	1,722,081
02/25/2032	4.947%	945,000	938,772
Toronto-Dominion Bank (The)
01/13/2031	4.411%	6,739,000	6,818,769
01/30/2032	5.298%	1,098,000	1,154,558
Toronto-Dominion Bank (The)(n)
10/31/2085	6.350%	4,085,000	4,150,557
Truist Bank(n)
07/24/2028	4.420%	5,535,000	5,567,915
Truist Financial Corp.(c)
SOFR + 0.609% 03/02/2027	4.279%	265,000	265,000
Truist Financial Corp.(n)
10/30/2029	7.161%	2,365,000	2,544,185
01/24/2030	5.435%	2,310,000	2,396,042
10/23/2036	4.964%	83,000	82,752
U.S. Bancorp(m),(n)
Junior Subordinated
	5.300%	2,980,000	2,988,641
UBS Group AG(b),(m),(n)
	9.250%	594,000	649,028
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
UBS Group AG(b),(n)
08/10/2027	1.494%		460,000	454,839
11/06/2033	4.844%		8,530,000	8,601,406
US Bancorp(n)
01/26/2032	4.481%		3,906,000	3,950,615
01/26/2037	5.033%		2,762,000	2,788,614
US Bank NA(n)
10/22/2027	4.507%		5,625,000	5,647,414
Wells Fargo & Co.(n)
05/22/2028	3.584%		258,000	256,656
06/02/2028	2.393%		8,378,000	8,212,381
07/25/2028	4.808%		14,890,000	15,047,476
07/25/2029	5.574%		1,360,000	1,407,409
10/23/2029	6.303%		5,615,000	5,922,957
01/23/2030	4.182%		5,405,000	5,424,260
02/11/2031	2.572%		6,775,000	6,376,092
03/02/2033	3.350%		845,000	793,506
07/25/2033	4.897%		2,740,000	2,793,717
10/23/2034	6.491%		221,000	245,369
01/23/2035	5.499%		744,000	778,908
12/03/2035	5.211%		7,920,000	8,124,354
04/23/2036	5.605%		2,845,000	2,993,712
01/23/2037	4.960%		2,939,000	2,949,132
04/30/2041	3.068%		4,650,000	3,627,029
01/23/2047	5.433%		3,480,000	3,447,649
Westpac New Zealand Ltd.(b)
02/26/2027	5.132%		1,331,000	1,347,418
Total				884,497,815
Brokerage/Asset Managers/Exchanges 0.5%
Apollo Global Management, Inc.
08/12/2035	5.150%		1,845,000	1,827,246
BGC Group, Inc.
04/02/2030	6.150%		1,415,000	1,472,448
Blackrock, Inc.
07/18/2035	3.750%	EUR	2,430,000	2,952,755
Blackstone Holdings Finance Co. LLC(b)
08/05/2028	1.625%		354,000	334,233
01/10/2030	2.500%		123,000	115,835
01/30/2032	2.000%		1,101,000	956,602
Brookfield Asset Management Ltd.
11/15/2030	4.653%		3,867,000	3,915,962
01/15/2036	5.298%		1,478,000	1,470,839
Brookfield Finance, Inc.
06/02/2026	4.250%		750,000	750,133
Cantor Fitzgerald LP(b)
12/12/2028	7.200%		2,300,000	2,442,420
Charles Schwab Corp. (The)(n)
11/17/2029	6.196%		418,000	442,541
CME Group, Inc.
03/15/2030	4.400%		1,906,000	1,940,881
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Depository Trust & Clearing Corp. (The)(b),(m),(n)
	3.375%	673,000	668,903
EQT AB(b)
05/08/2035	5.850%	1,142,000	1,167,501
Focus Financial Partners LLC(b)
09/15/2031	6.750%	830,000	829,379
Hunt Companies, Inc.(b)
04/15/2029	5.250%	2,075,000	1,976,800
Intercontinental Exchange, Inc.
06/15/2030	2.100%	1,745,000	1,613,318
Jane Street Group/Finance, Inc.(b)
05/01/2033	6.750%	1,280,000	1,313,238
Jane Street Group/JSG Finance, Inc.(b)
04/30/2031	7.125%	800,000	828,785
Jefferies Financial Group, Inc.
07/21/2028	5.875%	3,660,000	3,783,668
02/15/2036	5.500%	1,935,000	1,898,386
KKR & Co., Inc.
08/07/2035	5.100%	2,778,000	2,740,948
LPL Holdings, Inc.
05/20/2027	5.700%	791,000	803,307
03/15/2030	5.200%	1,194,000	1,221,136
06/15/2030	5.150%	4,087,000	4,169,942
Marex Group PLC
05/08/2028	5.829%	2,900,000	2,957,565
11/04/2029	6.404%	3,040,000	3,181,368
National Securities Clearing Corp.(b)
05/20/2030	4.700%	842,000	866,647
Nomura Holdings, Inc.
07/12/2028	6.070%	7,560,000	7,894,395
07/14/2031	2.608%	1,100,000	1,003,423
Nuveen LLC(b)
01/15/2030	5.550%	826,000	861,891
Raymond James Financial, Inc.
09/11/2055	5.650%	2,401,000	2,343,116
Stifel Financial Corp.
05/15/2030	4.000%	3,755,000	3,697,675
TPG Operating Group II LP
05/15/2031	4.875%	1,550,000	1,556,667
01/15/2036	5.375%	4,755,000	4,703,059
VFH Parent LLC/Valor Co-Issuer, Inc.(b)
06/15/2031	7.500%	645,000	673,264
Total			71,376,276
Building Materials 0.1%
AmeriTex HoldCo Intermediate LLC(b)
08/15/2033	7.625%	590,000	618,832
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Camelot Return Merger Sub, Inc.(b)
08/01/2028	8.750%	1,544,000	1,164,870
Cemex SAB de CV(b),(m),(n)
Subordinated
	7.200%	950,000	1,000,380
CRH SMW Finance DAC
05/21/2029	5.200%	980,000	1,015,091
Fortune Brands Home & Security, Inc.
03/25/2032	4.000%	472,000	458,509
Fortune Brands Innovations, Inc.
09/15/2029	3.250%	2,098,000	2,032,331
Martin Marietta Materials, Inc.
07/15/2031	2.400%	2,800,000	2,548,583
Mohawk Industries, Inc.
09/18/2028	5.850%	233,000	242,581
Quikrete Holdings, Inc.(b)
03/01/2032	6.375%	2,010,000	2,089,279
03/01/2033	6.750%	190,000	197,459
Smyrna Ready Mix Concrete LLC(b)
11/15/2031	8.875%	650,000	690,312
Standard Building Solutions, Inc.(b)
08/15/2032	6.500%	250,000	257,556
Standard Industries, Inc.(b)
07/15/2030	4.375%	2,880,000	2,779,020
Total			15,094,803
Cable and Satellite 0.6%
CCO Holdings LLC/Capital Corp.(b)
06/01/2029	5.375%	100,000	99,788
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	1,710,000	1,565,771
Charter Communications Operating LLC
06/01/2034	6.550%	1,467,000	1,559,475
12/01/2061	4.400%	284,000	190,300
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	2,463,000	2,324,808
06/01/2029	6.100%	4,731,000	4,957,160
04/01/2031	2.800%	4,122,000	3,747,385
12/01/2035	5.850%	1,000,000	1,006,199
03/01/2042	3.500%	2,460,000	1,738,186
10/23/2045	6.484%	2,580,000	2,453,998
05/01/2047	5.375%	1,711,000	1,428,111
03/01/2050	4.800%	2,492,000	1,900,029
04/01/2051	3.700%	1,670,000	1,081,001
06/01/2052	3.900%	1,383,000	908,507
04/01/2053	5.250%	810,000	654,325
12/01/2055	6.700%	2,130,000	2,076,073
04/01/2061	3.850%	274,000	165,540
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comcast Corp.
02/01/2030	2.650%	474,000	450,861
01/15/2031	1.950%	426,000	385,047
02/15/2031	1.500%	459,000	405,088
06/01/2034	5.300%	403,000	420,768
07/15/2036	3.200%	220,000	190,955
03/01/2038	3.900%	234,000	207,888
02/01/2050	3.450%	1,900,000	1,302,993
Cox Communications, Inc.(b)
10/01/2030	1.800%	282,000	249,613
09/01/2034	5.450%	10,310,000	10,205,267
09/01/2054	5.950%	5,165,000	4,601,262
CSC Holdings LLC(b)
04/15/2027	5.500%	3,550,000	3,003,373
02/01/2028	5.375%	850,000	612,099
01/31/2029	11.750%	4,604,000	3,281,160
02/01/2029	6.500%	3,166,000	1,998,205
01/15/2030	5.750%	903,000	349,334
12/01/2030	4.125%	500,000	307,770
12/01/2030	4.625%	2,225,000	823,384
02/15/2031	3.375%	400,000	239,045
DirecTV Financing LLC(b)
02/01/2030	8.875%	1,375,000	1,378,292
DISH DBS Corp.
07/01/2026	7.750%	5,414,000	5,355,742
07/01/2028	7.375%	300,000	290,111
06/01/2029	5.125%	675,000	600,884
DISH Network Corp.(b)
11/15/2027	11.750%	3,516,000	3,631,603
EchoStar Corp.
11/30/2029	10.750%	5,295,800	5,783,850
Time Warner Cable LLC
11/15/2040	5.875%	1,980,000	1,859,021
09/01/2041	5.500%	2,920,000	2,615,631
09/15/2042	4.500%	1,770,000	1,397,596
Viasat, Inc.(b)
04/15/2027	5.625%	825,000	823,707
Virgin Media O2 Vendor Financing Notes VI DAC(b)
03/15/2033	8.500%	592,000	544,730
Total			81,171,935
Chemicals 0.4%
Braskem Netherlands Finance BV(b)
01/10/2028	4.500%	356,000	161,494
01/31/2030	4.500%	907,000	386,150
01/12/2031	8.500%	5,224,000	2,223,976
Cabot Corp.
07/01/2029	4.000%	1,810,000	1,809,397
CF Industries, Inc.
03/15/2034	5.150%	3,125,000	3,178,910
06/01/2043	4.950%	1,340,000	1,229,284
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Chemours Co. (The)(b)
01/15/2033	8.000%		285,000	289,876
Chemours Co. (The)(b),(d)
03/15/2034	7.875%		555,000	553,701
Dow Chemical Co. (The)
01/15/2031	4.800%		2,629,000	2,623,349
DuPont de Nemours, Inc.(b)
11/15/2028	4.725%		2,350,000	2,382,091
Dyno Nobel Ltd.
11/08/2032	5.400%	AUD	1,400,000	984,441
Eastman Chemical Co.
08/01/2029	5.000%		1,185,000	1,216,323
02/20/2031	4.500%		6,165,000	6,168,925
FMC Corp.
10/01/2049	4.500%		160,000	98,220
International Flavors & Fragrances, Inc.(b)
10/15/2027	1.832%		455,000	439,090
11/01/2030	2.300%		5,075,000	4,631,462
11/15/2040	3.268%		365,000	286,703
LYB International Finance III LLC
01/15/2031	5.125%		1,432,000	1,455,805
03/01/2034	5.500%		4,025,000	4,053,571
Mosaic Co. (The)
01/15/2029	4.350%		1,707,000	1,720,577
Nutrien Ltd.
12/01/2036	5.875%		82,000	87,244
Olin Corp.(b)
04/01/2033	6.625%		1,000,000	977,070
Olympus Water US Holding Corp.(b)
06/15/2031	7.250%		1,000,000	1,023,622
PPG Industries, Inc.
03/15/2031	4.375%		1,567,000	1,574,696
Qnity Electronics, Inc.(b)
08/15/2032	5.750%		380,000	388,807
08/15/2033	6.250%		230,000	238,969
Sasol Financing USA LLC
09/27/2028	6.500%		2,550,000	2,532,744
Sociedad Quimica y Minera de Chile SA(b),(n)
Subordinated
04/22/2056	5.625%		1,175,000	1,190,878
Solstice Advanced Materials, Inc.(b)
09/30/2033	5.625%		680,000	687,762
Westlake Corp.
11/15/2055	6.375%		3,830,000	3,836,885
Total				48,432,022
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.2%
AGCO Corp.
03/21/2027	5.450%	848,000	858,053
Alta Equipment Group, Inc.(b)
06/01/2029	9.000%	1,010,000	957,385
Caterpillar Financial Services Corp.
11/15/2029	4.700%	626,000	644,969
CNH Industrial Capital LLC
03/21/2028	4.750%	2,345,000	2,376,453
01/12/2029	5.500%	1,149,000	1,192,088
04/20/2029	5.100%	1,263,000	1,298,821
10/16/2030	4.500%	4,157,000	4,188,279
Herc Holdings, Inc.(b)
06/15/2030	7.000%	900,000	942,887
03/15/2031	5.750%	1,065,000	1,079,670
06/15/2033	7.250%	975,000	1,029,076
03/15/2034	6.000%	195,000	196,123
John Deere Capital Corp.
06/11/2029	4.850%	816,000	842,324
06/10/2030	4.700%	1,810,000	1,866,513
03/07/2031	4.900%	1,490,000	1,552,027
09/08/2031	4.400%	1,023,000	1,042,766
Maxim Crane Works Holdings Capital LLC(b)
09/01/2028	11.500%	975,000	1,031,822
Oregon Tool Lux LP(b)
10/15/2029	7.875%	570,445	93,977
Terex Corp.(b)
10/15/2032	6.250%	825,000	849,768
United Rentals North America, Inc.
01/15/2030	5.250%	1,750,000	1,767,781
Total			23,810,782
Consumer Cyclical Services 0.2%
Allied Universal Holdco LLC(b)
02/15/2031	7.875%	650,000	686,685
Allied Universal Holdco LLC/Finance Corp.(b)
06/01/2029	6.000%	700,000	692,971
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(b)
06/01/2028	4.625%	1,910,000	1,892,332
06/01/2028	4.625%	990,000	979,187
Arches Buyer, Inc.(b)
06/01/2028	4.250%	745,000	722,181
Block Financial LLC
09/15/2032	5.375%	3,765,000	3,702,940
Brink’s Co. (The)(b)
06/15/2032	6.750%	1,080,000	1,121,238
eBay, Inc.
03/06/2029	4.250%	3,255,000	3,277,626
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Match Group Holdings II LLC(b)
10/01/2031	3.625%	1,155,000	1,047,755
Raven Acquisition Holdings LLC(b)
11/15/2031	6.875%	1,355,000	1,302,192
Service Corp. International
10/15/2032	5.750%	645,000	657,676
Uber Technologies, Inc.(b)
08/15/2029	4.500%	634,000	634,598
Uber Technologies, Inc.
01/15/2030	4.300%	832,000	837,048
09/15/2054	5.350%	2,007,000	1,913,875
VT Topco, Inc.(b)
08/15/2030	8.500%	1,176,000	1,169,154
Total			20,637,458
Consumer Products 0.1%
Energizer Holdings, Inc.(b)
03/31/2029	4.375%	970,000	941,864
09/15/2033	6.000%	1,845,000	1,802,598
Kenvue, Inc.
03/22/2028	5.050%	549,000	561,961
05/22/2032	4.850%	907,000	937,731
Kronos Acquisition Holdings, Inc.(b)
06/30/2032	10.750%	1,400,000	612,776
Newell Brands, Inc.(b)
06/01/2028	8.500%	760,000	799,908
Newell Brands, Inc.
05/15/2030	6.375%	480,000	481,548
05/15/2032	6.625%	585,000	585,040
Perrigo Finance Unlimited Co.
09/30/2032	6.125%	925,000	904,959
Polaris, Inc.
03/01/2031	5.600%	1,885,000	1,918,041
Spectrum Brands, Inc.(b)
03/15/2031	3.875%	479,000	420,411
SWF Holdings I Corp.(b)
10/06/2029	6.500%	796,480	318,592
Tempur Sealy International, Inc.(b)
04/15/2029	4.000%	405,000	393,980
10/15/2031	3.875%	540,000	506,966
Whirlpool Corp.
06/15/2030	6.125%	270,000	270,849
06/15/2033	6.500%	750,000	749,388
Total			12,206,612
Diversified Manufacturing 0.2%
3M Co.
03/15/2035	5.150%	662,000	683,725
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Amsted Industries, Inc.(b)
05/15/2030	4.625%		1,685,000	1,668,878
Carrier Global Corp.
02/15/2030	2.722%		190,000	180,546
Emerald Debt Merger Sub LLC(b)
12/15/2030	6.625%		1,485,000	1,537,433
Honeywell International, Inc.
02/01/2032	4.750%		1,448,000	1,490,424
Ingersoll Rand, Inc.
08/14/2028	5.400%		456,000	471,242
06/15/2029	5.176%		364,000	377,225
06/15/2034	5.450%		269,000	282,049
Smiths Group PLC(b)
11/13/2033	3.625%	EUR	1,310,000	1,548,449
Tyco Electronics Group SA
02/01/2030	4.625%		4,870,000	4,991,995
Valmont Industries, Inc.
10/01/2054	5.250%		2,050,000	1,974,099
Vertiv Holdings Co.(d)
03/15/2046	5.650%		1,275,000	1,265,913
03/15/2056	5.800%		2,550,000	2,552,854
Wabtec Corp.(n)
09/15/2028	4.700%		1,128,000	1,145,569
WESCO Distribution, Inc.(b)
04/15/2031	5.250%		990,000	993,151
04/15/2034	5.500%		310,000	312,355
Total				21,475,907
Electric 2.2%
AEP Texas Central Co.
02/15/2033	6.650%		1,385,000	1,542,671
AEP Texas, Inc.
05/15/2029	5.450%		1,311,000	1,365,276
AES Corp. (The)
03/15/2032	5.800%		1,292,000	1,346,734
Alabama Power Co.
11/15/2033	5.850%		360,000	389,750
Alfa Desarrollo SpA(b)
09/27/2051	4.550%		3,741,017	3,049,852
Algonquin Power & Utilities Corp.
06/15/2026	5.365%		743,000	745,349
Alliant Energy Corp.(n)
04/01/2056	5.750%		2,890,000	2,873,967
Alliant Energy Finance LLC(b)
06/06/2027	5.400%		2,755,000	2,792,225
Alpha Generation LLC(b)
10/15/2032	6.750%		665,000	691,568
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ameren Corp.
03/15/2028	1.750%		617,000	590,228
01/15/2029	5.000%		2,109,000	2,168,416
American Electric Power Co, Inc.(n)
03/15/2056	5.800%		5,395,000	5,424,018
03/15/2056	6.050%		2,105,000	2,112,621
American Transmission Systems, Inc.(b)
01/15/2032	2.650%		2,614,000	2,389,676
Amprion GmbH(b)
01/15/2046	4.580%	EUR	1,400,000	1,691,230
Appalachian Power Co.
04/01/2034	5.650%		6,920,000	7,299,206
Arizona Public Service Co.
12/15/2032	6.350%		2,155,000	2,369,081
08/15/2048	4.200%		111,000	91,140
Ausgrid Finance Pty Ltd.(b)
12/10/2035	5.946%	AUD	1,500,000	1,080,045
Avangrid, Inc.
06/01/2029	3.800%		428,000	424,691
Black Hills Corp.
10/15/2029	3.050%		319,000	307,401
01/31/2031	4.550%		3,646,000	3,681,802
01/15/2035	6.000%		377,000	406,176
Calpine Corp.(b)
03/15/2028	5.125%		575,000	575,046
Capital Power US Holdings, Inc.(b)
06/01/2028	5.257%		1,705,000	1,740,043
CenterPoint Energy, Inc.
06/01/2029	5.400%		505,000	525,229
CenterPoint Energy, Inc.(n)
04/01/2056	5.950%		2,800,000	2,818,281
CFE Fibra E(b)
09/23/2040	5.875%		3,451,008	3,438,446
Chile Electricity Lux MPC II Sarl(b)
10/20/2035	5.580%		1,050,818	1,085,718
Cleveland Electric Illuminating Co. (The)(b)
04/01/2028	3.500%		3,068,000	3,028,180
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%		1,279,000	1,358,725
CMS Energy Corp.
02/15/2027	2.950%		80,000	79,247
CMS Energy Corp.(n)
06/01/2050	4.750%		1,307,000	1,293,236
12/01/2050	3.750%		253,000	236,004
Consolidated Edison Co. of New York, Inc.
03/01/2035	5.300%		89,000	92,772
06/15/2046	3.850%		1,310,000	1,043,393
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Constellation Energy Generation LLC(b)
02/01/2029	4.625%		2,000,000	1,999,662
02/01/2031	5.000%		4,045,000	4,106,612
Dominion Energy, Inc.
08/15/2026	2.850%		750,000	746,237
05/15/2028	4.600%		3,775,000	3,828,245
Dominion Energy, Inc.(n)
02/15/2056	6.200%		3,775,000	3,837,183
DTE Energy Co.
07/01/2027	4.950%		3,225,000	3,263,017
04/01/2030	5.200%		1,161,000	1,204,686
Duke Energy Carolinas LLC
04/15/2031	2.550%		243,000	226,334
Duke Energy Florida LLC
12/15/2031	2.400%		814,000	743,669
11/15/2033	5.875%		1,029,000	1,117,451
Duke Energy Indiana LLC
10/01/2049	3.250%		500,000	351,307
Duke Energy Ohio, Inc.
06/01/2030	2.125%		282,000	261,096
Duke Energy Progress LLC
03/30/2044	4.375%		770,000	678,572
09/15/2047	3.600%		940,000	716,724
Duquesne Light Holdings, Inc.(b)
10/01/2030	2.532%		303,000	280,546
Enel Finance International NV(b)
09/30/2030	4.375%		5,228,000	5,257,511
Enel SpA(b),(m),(n)
	4.500%	EUR	375,000	440,943
Entergy Arkansas LLC
01/15/2056	5.750%		3,830,000	3,866,535
Entergy Corp.
06/15/2030	2.800%		229,000	216,458
06/15/2031	2.400%		496,000	450,173
Entergy Corp.(n)
06/15/2056	6.100%		4,315,000	4,352,041
Entergy Louisiana LLC
10/01/2026	2.400%		1,876,000	1,860,344
04/15/2036	4.900%		2,096,000	2,099,762
Entergy Texas, Inc.
03/30/2029	4.000%		239,000	239,616
Eurogrid GmbH(b)
09/05/2031	3.279%	EUR	400,000	477,562
Evergy Kansas Central, Inc.
03/15/2035	5.250%		548,000	562,442
Evergy Metro, Inc.
06/01/2030	2.250%		375,000	349,494
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Evergy Missouri West, Inc.(b)
06/01/2034	5.650%	5,200,000	5,431,151
Eversource Energy
08/15/2026	1.400%	586,000	578,934
03/01/2027	2.900%	1,040,000	1,029,175
07/01/2027	4.600%	2,675,000	2,694,071
03/01/2028	5.450%	797,000	817,978
02/01/2029	5.950%	774,000	812,001
03/15/2031	2.550%	2,098,000	1,924,940
05/15/2033	5.125%	365,000	372,952
01/01/2034	5.500%	468,000	485,651
Eversource Energy(n)
08/15/2056	6.350%	810,000	815,122
Junior Subordinated
08/15/2056	6.100%	450,000	452,137
Exelon Corp.
03/15/2028	5.150%	1,283,000	1,312,655
03/15/2029	5.150%	560,000	578,507
03/15/2036	4.950%	4,780,000	4,752,663
04/15/2046	4.450%	575,000	488,016
FirstEnergy Corp.(n)
07/15/2027	3.900%	1,128,000	1,130,396
FirstEnergy Transmission LLC(b)
09/15/2028	2.866%	3,224,000	3,136,427
Florida Power & Light Co.
05/15/2030	4.625%	444,000	455,205
06/15/2034	5.300%	632,000	666,225
Georgia Power Co.
05/16/2028	4.650%	447,000	454,337
Gulf Power Co.
10/01/2044	4.550%	1,350,000	1,207,575
Idaho Power Co.
03/01/2036	4.850%	3,406,000	3,409,182
Indiana Michigan Power Co.
03/15/2056	5.600%	2,915,000	2,904,752
IPALCO Enterprises, Inc.
05/01/2030	4.250%	1,043,000	1,032,013
Jersey Central Power & Light Co.(b)
03/01/2032	2.750%	167,000	152,523
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,985,000	2,174,325
Kentucky Utilities Co.
04/15/2033	5.450%	256,000	270,854
Liberty Utilities Co.(b)
01/31/2029	5.577%	996,000	1,028,377
01/31/2034	5.869%	1,126,000	1,187,215
Lightning Power LLC(b)
08/15/2032	7.250%	820,000	870,445
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Louisville Gas and Electric Co.
04/15/2033	5.450%	256,000	270,405
Metropolitan Edison Co.(b)
01/15/2029	4.300%	1,324,000	1,331,256
Monongahela Power Co.(b)
05/15/2027	3.550%	480,000	477,741
02/15/2034	5.850%	617,000	663,852
Narragansett Electric Co. (The)(b)
04/09/2030	3.395%	2,066,000	2,007,112
National Grid PLC
01/11/2034	5.418%	947,000	988,900
National Rural Utilities Cooperative Finance Corp.
03/15/2030	2.400%	883,000	830,083
06/15/2031	1.650%	593,000	521,646
04/15/2032	2.750%	611,000	561,230
12/15/2032	4.150%	161,000	159,058
01/15/2033	5.800%	104,000	112,543
National Rural Utilities Cooperative Finance Corp.(n)
Subordinated
04/20/2046	5.250%	1,312,000	1,310,552
Nextera Energy Capital Holdings, Inc.
03/01/2056	5.850%	1,777,000	1,786,809
NextEra Energy Capital Holdings, Inc.
01/15/2027	1.875%	899,000	883,687
09/01/2027	4.685%	3,180,000	3,216,295
03/15/2032	5.300%	916,000	960,352
NextEra Energy Capital Holdings, Inc.(n)
08/15/2055	6.375%	897,000	932,572
08/15/2055	6.500%	939,000	995,917
03/15/2082	3.800%	1,166,000	1,149,864
Niagara Energy SAC(b)
10/03/2034	5.746%	675,000	696,915
Niagara Mohawk Power Corp.(b)
06/27/2030	1.960%	927,000	849,759
01/17/2054	5.664%	136,000	133,448
NorthWestern Corp.(b)
03/21/2030	5.073%	2,338,000	2,413,081
NRG Energy, Inc.(b),(m),(n)
	10.250%	600,000	661,817
NRG Energy, Inc.(b)
12/02/2027	2.450%	2,420,000	2,345,559
02/15/2029	3.375%	542,000	522,138
02/15/2031	3.625%	100,000	94,490
02/15/2032	3.875%	1,025,000	959,731
02/01/2033	6.000%	710,000	727,648
NSTAR Electric Co.
03/01/2030	4.850%	1,755,000	1,806,479
08/15/2031	1.950%	324,000	288,805
06/01/2034	5.400%	279,000	291,929
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OGE Energy Corp.
05/15/2029	5.450%	329,000	342,739
Pacific Gas and Electric Co.
06/04/2028	5.000%	1,405,000	1,430,818
01/15/2029	6.100%	2,634,000	2,767,762
07/01/2030	4.550%	2,723,000	2,735,438
06/01/2031	3.250%	2,840,000	2,675,719
07/01/2040	4.500%	5,850,000	5,201,701
04/15/2042	4.450%	160,000	136,832
03/15/2045	4.300%	269,000	217,855
07/01/2050	4.950%	545,000	470,398
PacifiCorp
03/15/2029	4.250%	3,390,000	3,414,341
03/15/2051	3.300%	680,000	447,153
PECO Energy Co.
05/15/2052	4.600%	2,500,000	2,171,889
Pennsylvania Electric Co.(b)
03/30/2026	5.150%	688,000	688,729
03/15/2028	3.250%	1,990,000	1,958,151
PG&E Corp.(n)
03/15/2055	7.375%	350,000	362,326
09/15/2056	6.850%	700,000	699,153
PSEG Power LLC(b)
05/15/2030	5.200%	1,130,000	1,166,082
05/15/2035	5.750%	1,346,000	1,408,433
Public Service Co. of Colorado
04/01/2053	5.250%	2,815,000	2,650,440
Public Service Co. of New Hampshire
07/01/2028	4.400%	2,665,000	2,698,571
Public Service Co. of Oklahoma
01/15/2035	5.200%	4,035,000	4,114,304
Public Service Electric and Gas Co.
03/01/2034	5.200%	475,000	494,875
Public Service Enterprise Group, Inc.
11/15/2027	5.850%	697,000	718,584
04/01/2029	5.200%	1,156,000	1,194,584
03/15/2030	4.900%	772,000	794,298
08/15/2030	1.600%	305,000	273,343
11/15/2031	2.450%	914,000	828,258
03/15/2035	5.400%	334,000	346,725
Southern California Edison Co.
03/01/2028	5.300%	3,740,000	3,826,725
06/01/2029	5.150%	3,246,000	3,338,781
Southern Co. (The)
07/01/2036	4.250%	595,000	563,214
Southern Co. (The)(n)
09/15/2051	3.750%	874,000	867,789
Junior Subordinated
08/01/2027	5.113%	726,000	737,770
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southwestern Electric Power Co.
03/15/2026	1.650%	854,000	853,131
10/01/2026	2.750%	6,450,000	6,401,015
04/01/2033	5.300%	364,000	376,971
Southwestern Public Service Co.
05/15/2035	5.300%	3,099,000	3,198,594
06/01/2054	6.000%	156,000	161,774
Talen Energy Supply LLC(b)
02/01/2036	6.500%	660,000	678,496
Toledo Edison Co. (The)
05/15/2037	6.150%	951,000	1,051,193
Tucson Electric Power Co.
09/15/2034	5.200%	950,000	979,880
06/15/2050	4.000%	2,690,000	2,117,003
Virginia Electric & Power Co.
03/15/2027	3.500%	1,125,000	1,120,987
Virginia Electric and Power Co.(d)
03/15/2036	4.950%	7,309,000	7,291,426
Virginia Electric and Power Co.
09/15/2055	5.600%	4,975,000	4,873,217
Vistra Corp.(b),(m),(n)
	7.000%	2,150,000	2,179,005
	8.000%	4,650,000	4,732,010
	8.875%	2,675,000	2,948,569
Vistra Operations Co. LLC(b)
02/15/2027	5.625%	2,075,000	2,073,877
07/31/2027	5.000%	2,000,000	1,999,987
05/01/2029	4.375%	965,000	954,713
Vistra Operations Co., LLC(b)
01/30/2027	3.700%	885,000	880,925
VoltaGrid LLC(b)
11/01/2030	7.375%	2,000,000	2,087,506
WEC Energy Group, Inc.
10/01/2027	5.150%	332,000	337,754
10/15/2027	1.375%	852,000	818,482
12/15/2028	2.200%	512,000	489,093
Wisconsin Electric Power Co.
06/15/2028	1.700%	529,000	505,689
Wisconsin Power and Light Co.
03/30/2034	5.375%	4,340,000	4,524,051
Xcel Energy, Inc.
03/21/2028	4.750%	1,165,000	1,182,908
04/15/2035	5.600%	941,000	982,954
Xcel Energy, Inc.(d),(n)
12/03/2056	5.750%	2,297,000	2,296,287
Total			289,100,419
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.0%
Clean Harbors Inc.(b)
10/15/2033	5.750%	575,000	588,388
GFL Environmental Holdings US, Inc.(b)
02/01/2034	5.500%	1,525,000	1,531,698
GFL Environmental, Inc.(b)
01/15/2031	6.750%	380,000	398,441
Waste Pro USA, Inc.(b)
02/01/2033	7.000%	825,000	859,085
Total			3,377,612
Finance Companies 0.8%
Aercap Ireland Capital DAC/Global Aviation Trust
02/28/2029	4.125%	5,235,000	5,236,875
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2026	2.450%	445,000	440,636
10/29/2028	3.000%	5,655,000	5,498,917
Air Lease Corp.
12/01/2027	3.625%	465,000	461,834
07/15/2031	5.200%	879,000	901,419
Aircastle Ltd.(b)
01/26/2028	2.850%	3,335,000	3,254,941
07/18/2028	6.500%	1,725,000	1,811,257
Apollo Debt Solutions BDC
08/30/2030	5.875%	1,610,000	1,622,147
Apollo Debt Solutions BDC(b)
01/23/2031	5.700%	1,283,000	1,272,900
Ares Capital Corp.
04/12/2031	5.250%	1,255,000	1,229,203
Ares Strategic Income Fund
03/15/2028	5.700%	2,810,000	2,830,375
Aviation Capital Group LLC(b)
04/30/2029	4.250%	1,097,000	1,097,157
04/10/2030	5.125%	2,885,000	2,958,392
Avolon Holdings Funding Ltd.(b)
11/18/2027	2.528%	1,003,000	975,442
01/15/2028	4.950%	3,532,000	3,578,065
04/15/2029	4.200%	1,755,000	1,750,345
10/15/2032	4.950%	2,910,000	2,915,471
Bain Capital Specialty Finance, Inc.
10/13/2026	2.550%	1,777,000	1,752,829
03/15/2030	5.950%	1,030,000	1,025,098
03/01/2031	5.950%	1,689,000	1,646,111
Barings BDC, Inc.
09/15/2028	5.200%	2,584,000	2,556,534
Blue Owl Capital Corp II
11/15/2026	8.450%	1,805,000	1,838,070
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Blue Owl Credit Income Corp.
06/13/2028	7.950%	1,160,000	1,203,712
09/15/2029	6.600%	1,410,000	1,424,489
Blue Owl Technology Finance Corp. II
04/04/2029	6.750%	3,005,000	2,993,694
Carlyle Secured Lending, Inc.
02/15/2031	5.750%	2,315,000	2,237,574
Fortress Transportation and Infrastructure Investors LLC(b)
06/15/2032	7.000%	1,005,000	1,055,260
Freedom Mortgage Holdings LLC(b)
05/01/2031	6.875%	740,000	714,044
05/15/2031	9.125%	865,000	896,425
FS KKR Capital Corp.
01/15/2029	7.875%	1,078,000	1,098,801
01/15/2030	6.125%	1,540,000	1,476,074
GATX Corp.
03/15/2027	5.400%	1,715,000	1,739,474
06/30/2030	4.000%	530,000	526,051
06/05/2054	6.050%	247,000	255,083
Golub Capital BDC, Inc.
08/24/2026	2.500%	1,456,000	1,439,288
12/05/2028	7.050%	2,075,000	2,158,823
07/15/2029	6.000%	310,000	310,947
Golub Capital Private Credit Fund(b)
08/15/2028	5.450%	875,000	875,275
Hercules Capital, Inc.
01/20/2027	3.375%	3,675,000	3,621,735
02/10/2029	5.350%	1,026,000	1,020,549
HPS Corporate Lending Fund
01/14/2028	5.450%	2,051,000	2,059,011
HPS Corporate Lending Fund(b)
11/15/2030	5.450%	1,970,000	1,939,628
04/02/2031	5.650%	2,005,000	1,986,283
Macquarie Airfinance Holdings Ltd.(b)
03/27/2028	5.200%	2,790,000	2,836,640
Main Street Capital Corp.
07/14/2026	3.000%	256,000	253,926
06/04/2027	6.500%	2,330,000	2,368,588
Midcap Financial Issuer Trust(b)
05/01/2028	6.500%	720,000	715,864
Mitsubishi HC Finance America LLC(b)
10/24/2029	5.150%	5,560,000	5,747,767
MSD Investment Corp.(b)
05/31/2030	6.250%	1,245,000	1,245,823
02/05/2031	6.125%	784,000	774,412
North Haven Private Income Fund LLC(b)
09/25/2028	5.125%	1,525,000	1,508,849
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OneMain Finance Corp.
05/15/2029	6.625%	2,345,000	2,397,674
PennyMac Financial Services, Inc.(b)
02/15/2029	4.250%	1,900,000	1,826,567
09/15/2031	5.750%	1,825,000	1,775,627
Rocket Cos, Inc.(b)
08/01/2029	6.500%	1,315,000	1,351,431
08/01/2033	6.375%	1,075,000	1,111,634
Rocket Mortgage LLC/Co-Issuer, Inc.(b)
03/01/2031	3.875%	800,000	751,836
Sixth Street Lending Partners
03/11/2029	6.500%	2,985,000	3,083,167
Total			105,436,043
Food and Beverage 0.6%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	6,328,000	5,950,585
B&G Foods, Inc.
09/15/2027	5.250%	1,775,000	1,723,014
B&G Foods, Inc.(b)
09/15/2028	8.000%	1,825,000	1,770,686
Bacardi-Martini BV(b)
02/01/2030	5.550%	3,970,000	4,121,529
Campbell Soup Co.
03/21/2029	5.200%	917,000	943,086
Campbell’s Co. (The)
03/21/2031	4.550%	5,860,000	5,862,080
Cargill, Inc.(b)
04/23/2030	2.125%	492,000	457,054
02/02/2031	1.700%	542,000	486,027
Coca-Cola Consolidated, Inc.
06/01/2029	5.250%	920,000	954,379
Fiesta Purchaser, Inc.(b)
03/01/2031	7.875%	640,000	659,503
Hershey Co. (The)
02/24/2032	4.950%	2,075,000	2,168,875
JBS NV/USA Foods Group Holdings, Inc./Co. Holdings
03/01/2056	6.250%	3,784,000	3,867,855
JBS SA/Food Co./Finance, Inc.
04/01/2033	5.750%	2,810,000	2,953,212
JBS USA Holding Lux Sarl/Food Co./Sarl
03/15/2034	6.750%	2,364,000	2,633,110
JBS USA Lux SA/Food Co./Finance, Inc.
12/01/2031	3.750%	1,500,000	1,433,147
05/15/2032	3.000%	335,000	304,946
12/01/2052	6.500%	1,399,000	1,475,982
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Lamb Weston Holdings, Inc.(b)
01/31/2030	4.125%		1,725,000	1,672,050
01/31/2032	4.375%		575,000	549,231
Mars, Inc.(b)
03/01/2032	5.000%		858,000	887,733
03/01/2035	5.200%		1,499,000	1,552,723
05/01/2045	5.650%		649,000	664,200
05/01/2055	5.700%		1,025,000	1,039,331
McCormick & Co., Inc.
02/15/2029	4.150%		1,615,000	1,626,110
Minerva Luxembourg SA(b)
09/13/2033	8.875%		1,300,000	1,421,286
Performance Food Group, Inc.(b)
03/01/2034	5.625%		675,000	677,409
Pilgrim’s Pride Corp.
04/15/2031	4.250%		2,000,000	1,961,064
03/01/2032	3.500%		6,479,000	6,045,709
05/15/2034	6.875%		4,250,000	4,762,173
Post Holdings, Inc.(b)
04/15/2030	4.625%		1,349,000	1,321,869
03/01/2033	6.375%		1,515,000	1,543,272
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(b)
04/30/2029	4.375%		610,000	597,938
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(b)
03/01/2029	4.625%		615,000	592,281
Smithfield Foods, Inc.(b)
02/01/2027	4.250%		2,500,000	2,499,862
10/15/2030	3.000%		2,020,000	1,883,367
Suntory Holdings, Ltd.(b)
06/11/2029	5.124%		2,100,000	2,162,607
Sysco Corp.
07/25/2031	4.400%		2,793,000	2,803,081
Tyson Foods, Inc.
03/15/2029	5.400%		614,000	636,726
Total				74,665,092
Gaming 0.4%
Caesars Entertainment, Inc.(b)
10/15/2029	4.625%		4,975,000	4,863,585
02/15/2030	7.000%		1,100,000	1,128,185
FDJ United(b)
11/21/2033	3.375%	EUR	1,600,000	1,883,913
Flutter Treasury DAC(b)
06/04/2031	6.125%	GBP	925,000	1,252,623
GLP Capital LP/Financing II, Inc.
01/15/2029	5.300%		205,000	209,203
01/15/2030	4.000%		555,000	541,761
01/15/2031	4.000%		510,000	491,295
02/15/2033	5.250%		2,323,000	2,349,364
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GLP Capital LP/Financing II, Inc.(d)
03/01/2036	5.625%	4,755,000	4,755,168
Great Canadian Gaming Corp./Raptor LLC(b)
11/15/2029	8.750%	116,000	117,900
Jacobs Entertainment, Inc.(b)
02/15/2029	6.750%	650,000	639,006
Las Vegas Sands Corp.
06/15/2028	5.625%	4,705,000	4,819,024
06/14/2030	6.000%	2,970,000	3,118,359
Light & Wonder International, Inc.(b)
10/01/2033	6.250%	885,000	888,132
MGM Resorts International
09/01/2026	4.625%	188,000	187,926
04/15/2027	5.500%	1,500,000	1,513,670
10/15/2028	4.750%	1,575,000	1,575,551
04/15/2032	6.500%	1,445,000	1,482,931
Midwest Gaming Borrower LLC(b)
05/01/2029	4.875%	2,225,000	2,186,938
Ontario Gaming GTA LP(b)
08/01/2030	8.000%	269,000	259,685
Sands China Ltd.
08/08/2028	5.400%	382,000	389,994
Scientific Games Holdings LP/US FinCo, Inc.(b)
03/01/2030	6.625%	825,000	748,252
Station Casinos LLC(b)
03/15/2032	6.625%	1,370,000	1,402,385
VICI Properties LP
04/01/2028	4.750%	2,065,000	2,085,636
VICI Properties LP/Note Co., Inc.(b)
09/01/2026	4.500%	1,915,000	1,915,598
02/01/2027	5.750%	475,000	479,370
02/15/2027	3.750%	2,000,000	1,990,252
02/15/2029	3.875%	410,000	404,253
08/15/2030	4.125%	249,000	242,924
Voyager Parent LLC(b)
07/01/2032	9.250%	2,274,000	2,427,719
Wynn Resorts Finance LLC/Capital Corp.(b)
10/01/2029	5.125%	1,000,000	1,007,342
03/15/2033	6.250%	2,015,000	2,058,096
Total			49,416,040
Health Care 1.3%
Abbott Laboratories(d)
03/15/2056	5.500%	10,727,000	10,767,867
03/15/2066	5.600%	725,000	725,698
AdaptHealth LLC(b)
08/01/2028	6.125%	1,470,000	1,474,759
08/01/2029	4.625%	925,000	888,019
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AMN Healthcare, Inc.(b)
04/15/2029	4.000%	3,450,000	3,299,555
Barnabas Health, Inc.
07/01/2028	4.000%	3,200,000	3,206,905
Becton Dickinson and Co.
02/13/2028	4.693%	1,135,000	1,149,681
08/22/2032	4.298%	2,913,000	2,909,759
Cardinal Health, Inc.
11/15/2026	4.700%	1,429,000	1,435,956
11/15/2029	5.000%	5,575,000	5,744,661
02/15/2034	5.450%	210,000	220,867
Cencora, Inc.
02/15/2034	5.125%	768,000	795,998
02/13/2056	5.650%	2,035,000	2,044,110
CHS/Community Health Systems, Inc.(b)
05/15/2030	5.250%	755,000	725,629
Cigna Corp.
03/15/2031	2.375%	4,145,000	3,800,989
08/15/2038	4.800%	236,000	228,519
10/15/2047	3.875%	2,070,000	1,606,872
03/15/2051	3.400%	1,215,000	854,692
Cigna Group (The)
01/15/2036	5.250%	6,953,000	7,138,126
02/15/2054	5.600%	2,486,000	2,432,830
CommonSpirit Health
12/01/2031	5.205%	9,875,000	10,295,208
11/01/2042	4.350%	120,000	107,113
CVS Health Corp.
02/21/2030	5.125%	509,000	524,797
08/21/2030	1.750%	3,835,000	3,446,357
09/15/2031	2.125%	560,000	496,997
02/21/2033	5.250%	328,000	340,236
07/20/2035	4.875%	720,000	714,535
09/15/2035	5.450%	1,380,000	1,422,830
03/25/2038	4.780%	8,648,000	8,252,821
04/01/2040	4.125%	557,000	483,716
03/25/2048	5.050%	142,000	126,576
06/01/2063	6.000%	64,000	62,537
09/15/2065	6.250%	123,000	124,567
CVS Health Corp.(n)
03/10/2055	7.000%	3,785,000	3,981,319
DaVita, Inc.(b)
06/01/2030	4.625%	5,050,000	4,943,170
Duke University Health System, Inc.
06/01/2047	3.920%	875,000	724,141
Embecta Corp.(b)
02/15/2030	5.000%	700,000	657,966
Fresenius Medical Care US Finance III, Inc.(b)
12/01/2026	1.875%	2,825,000	2,772,526
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
GE HealthCare Technologies, Inc.
12/15/2028	4.150%		1,340,000	1,345,837
HCA, Inc.
06/15/2026	5.250%		1,169,000	1,170,159
02/15/2027	4.500%		1,083,000	1,084,793
12/01/2027	7.050%		10,000	10,447
06/15/2029	4.125%		558,000	558,707
09/01/2030	3.500%		2,261,000	2,190,225
04/01/2031	5.450%		838,000	877,270
07/15/2031	2.375%		1,231,000	1,111,235
06/15/2039	5.125%		706,000	687,601
06/15/2047	5.500%		2,515,000	2,396,241
04/01/2064	6.100%		135,000	134,845
Icon Investments Six DAC
05/08/2029	5.849%		1,474,000	1,509,212
Illumina, Inc.
09/09/2026	4.650%		2,845,000	2,851,330
12/12/2030	4.750%		1,483,000	1,505,005
IQVIA, Inc.
05/15/2028	5.700%		7,875,000	8,104,568
Laboratory Corp. of America Holdings
04/01/2032	4.550%		811,000	817,264
10/01/2034	4.800%		9,590,000	9,597,783
LifePoint Health, Inc.(b)
02/15/2032	8.375%		825,000	892,211
Mayo Clinic
11/15/2052	4.128%		750,000	627,754
McKesson Corp.
09/15/2029	4.250%		732,000	739,455
05/30/2032	4.950%		1,360,000	1,413,845
05/30/2035	5.250%		1,087,000	1,140,339
ModivCare Buyer LLC(b),(i),(k)
10/01/2029	5.000%		3,187,800	4,144
Molnlycke Holding AB(b)
06/11/2034	4.250%	EUR	350,000	432,342
Mozart Debt Merger Sub, Inc.(b)
04/01/2029	3.875%		8,645,000	8,502,396
New York and Presbyterian Hospital (The)
08/01/2119	3.954%		305,000	217,944
NYU Langone Hospitals
07/01/2043	5.750%		705,000	742,647
Quest Diagnostics, Inc.
12/15/2029	4.625%		1,327,000	1,354,743
06/30/2030	2.950%		249,000	237,448
06/30/2031	2.800%		263,000	245,080
11/30/2033	6.400%		474,000	529,591
12/15/2034	5.000%		609,000	623,150
Sartorius Finance BV(b)
09/14/2032	4.500%	EUR	300,000	373,348
09/14/2035	4.875%	EUR	1,300,000	1,645,954
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Select Medical Corp.(b)
12/01/2032	6.250%	600,000	585,197
Solventum Corp.
03/01/2029	5.400%	4,012,000	4,161,647
03/13/2031	5.450%	865,000	906,856
03/23/2034	5.600%	582,000	608,048
Sotera Health Holdings LLC(b)
06/01/2031	7.375%	780,000	821,847
Star Parent, Inc.(b)
10/01/2030	9.000%	701,000	711,712
Stryker Corp.
02/10/2030	4.850%	1,152,000	1,187,182
Tenet Healthcare Corp.
11/01/2027	5.125%	975,000	975,436
06/01/2029	4.250%	425,000	418,030
01/15/2030	4.375%	4,100,000	4,024,474
Tenet Healthcare Corp.(b)
11/15/2033	6.000%	995,000	1,028,741
Texas Health Resources
11/15/2055	4.330%	700,000	586,131
Thermo Fisher Scientific, Inc.
08/10/2030	4.977%	1,117,000	1,160,358
06/15/2033	4.550%	1,275,000	1,289,869
02/12/2036	4.902%	2,792,000	2,838,675
Universal Health Services, Inc.
09/01/2026	1.650%	2,485,000	2,452,470
10/15/2029	4.625%	2,527,000	2,555,890
10/15/2030	2.650%	2,485,000	2,282,664
Zimmer Biomet Holdings, Inc.
03/20/2030	3.550%	536,000	523,354
Total			175,722,398
Healthcare Insurance 0.4%
Aetna, Inc.
06/15/2036	6.625%	324,000	360,802
Centene Corp.
12/15/2027	4.250%	4,010,000	3,985,664
12/15/2029	4.625%	558,000	544,348
10/15/2030	3.000%	2,802,000	2,524,826
Elevance Health, Inc.
09/15/2028	4.000%	6,235,000	6,245,901
11/01/2031	4.950%	1,156,000	1,189,720
09/15/2032	4.600%	906,000	913,828
02/15/2035	5.200%	2,103,000	2,159,420
01/15/2036	5.000%	5,615,000	5,640,095
Health Care Service Corp.(b)
06/15/2029	5.200%	1,311,000	1,348,929
Humana, Inc.
04/15/2031	5.375%	875,000	901,752
05/01/2035	5.550%	1,775,000	1,807,593
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Molina Healthcare, Inc.(b)
02/15/2031	6.500%	331,000	332,290
01/15/2033	6.250%	584,000	574,501
UnitedHealth Group, Inc.
01/15/2032	4.950%	1,412,000	1,456,265
04/15/2034	5.000%	4,450,000	4,565,315
07/15/2034	5.150%	499,000	515,379
08/15/2039	3.500%	320,000	268,722
05/15/2040	2.750%	126,000	94,767
08/15/2049	3.700%	10,370,000	7,771,278
05/15/2051	3.250%	3,750,000	2,556,257
04/15/2064	5.500%	173,000	164,009
07/15/2064	5.750%	859,000	844,337
Total			46,765,998
Healthcare REIT 0.1%
Diversified Healthcare Trust
03/01/2031	4.375%	1,500,000	1,355,072
Healthcare Realty Holdings LP
01/15/2028	3.625%	435,000	431,159
03/15/2031	2.050%	400,000	355,215
Healthcare Trust of America Holdings LP
02/15/2030	3.100%	761,000	728,531
Omega Healthcare Investors, Inc.
07/01/2030	5.200%	5,115,000	5,242,685
Physicians Realty LP
11/01/2031	2.625%	1,100,000	999,467
Sabra Health Care LP
12/01/2031	3.200%	397,000	367,208
Senior Housing Properties Trust
02/15/2028	4.750%	25,000	24,459
Welltower, Inc.
01/15/2031	2.750%	6,320,000	5,941,972
06/01/2031	2.800%	2,160,000	2,019,141
Total			17,464,909
Home Construction 0.1%
Brookfield Residential Properties, Inc./US Corp.(b)
09/15/2027	6.250%	1,560,000	1,560,521
02/15/2030	4.875%	2,575,000	2,422,240
KB Home
06/15/2031	4.000%	1,075,000	1,027,657
M/I Homes, Inc.
02/01/2028	4.950%	650,000	645,548
Mattamy Group Corp.(b)
03/01/2030	4.625%	4,500,000	4,396,912
MDC Holdings, Inc.
08/06/2061	3.966%	3,120,000	2,129,450
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Meritage Homes Corp.
06/06/2027	5.125%	2,000,000	2,013,660
Taylor Morrison Communities, Inc.(b)
01/15/2028	5.750%	1,050,000	1,071,427
08/01/2030	5.125%	989,000	997,777
11/15/2032	5.750%	265,000	273,694
Total			16,538,886
Independent Energy 0.6%
Aker BP ASA(b)
01/15/2030	3.750%	4,800,000	4,679,664
01/15/2031	4.000%	6,640,000	6,494,861
06/13/2033	6.000%	1,250,000	1,322,114
10/01/2034	5.125%	718,000	716,122
Antero Resources Corp.(b)
03/01/2030	5.375%	1,500,000	1,523,256
APA Corp.
02/15/2055	6.750%	5,818,000	5,916,812
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
11/01/2027	9.000%	150,000	179,665
10/15/2032	6.625%	340,000	353,182
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	805,105
12/15/2034	5.400%	765,000	792,516
02/15/2037	6.500%	1,368,000	1,504,854
Civitas Resources, Inc.(b)
10/15/2026	5.000%	375,000	375,004
07/01/2028	8.375%	300,000	310,057
11/01/2030	8.625%	825,000	873,244
07/01/2031	8.750%	225,000	235,919
CNX Resources Corp.(b)
03/01/2032	7.250%	400,000	419,212
Comstock Resources, Inc.(b)
03/01/2029	6.750%	1,540,000	1,535,236
Crescent Energy Finance LLC(b)
10/15/2030	9.750%	2,625,000	2,822,306
04/01/2032	7.625%	1,185,000	1,197,544
Devon Energy Corp.
09/15/2034	5.200%	1,128,000	1,156,658
05/15/2042	4.750%	1,950,000	1,766,464
Diamondback Energy, Inc.
12/01/2026	3.250%	1,905,000	1,896,183
03/24/2031	3.125%	1,675,000	1,588,695
03/15/2033	6.250%	1,395,000	1,524,309
04/18/2034	5.400%	765,000	795,556
03/15/2052	4.250%	330,000	264,433
04/18/2064	5.900%	279,000	273,337
EOG Resources, Inc.
07/15/2032	5.000%	1,823,000	1,891,361
01/15/2036	5.350%	916,000	951,623
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hess Corp.
04/01/2027	4.300%	1,481,000	1,486,557
Hilcorp Energy I LP/Finance Co.(b)
04/15/2030	6.000%	1,135,000	1,118,884
04/15/2032	6.250%	2,350,000	2,288,136
11/01/2033	8.375%	905,000	954,019
Lundin Energy Finance BV(b)
07/15/2031	3.100%	1,575,000	1,466,995
Occidental Petroleum Corp.
01/01/2031	6.125%	1,301,000	1,399,437
01/01/2032	5.375%	560,000	582,969
03/15/2040	6.200%	663,000	692,402
03/15/2046	6.600%	180,000	191,351
10/01/2054	6.050%	330,000	328,724
Ovintiv, Inc.
05/15/2028	5.650%	5,424,000	5,618,760
Permian Resources Operating LLC(b)
04/15/2027	8.000%	1,600,000	1,609,853
02/01/2033	6.250%	1,025,000	1,059,499
Santos Finance Ltd.(b)
09/19/2033	6.875%	1,340,000	1,487,945
Southwestern Energy Co.
02/01/2029	5.375%	1,675,000	1,672,554
02/01/2032	4.750%	1,550,000	1,547,671
Var Energi ASA(b)
05/18/2027	5.000%	4,995,000	5,042,822
01/15/2028	7.500%	3,580,000	3,781,161
Viper Energy Partners LLC
08/01/2035	5.700%	1,441,000	1,492,648
Vital Energy, Inc.(b)
04/15/2032	7.875%	510,000	518,510
Total			78,506,189
Integrated Energy 0.1%
BP Capital Markets America, Inc.
09/11/2033	4.893%	315,000	323,400
04/10/2034	4.989%	185,000	191,032
11/17/2034	5.227%	951,000	995,218
BP Capital Markets PLC(m),(n)
	4.875%	541,000	539,653
	6.450%	696,000	741,834
Cenovus Energy, Inc.
06/15/2047	5.400%	123,000	116,010
02/15/2052	3.750%	3,380,000	2,450,047
Chevron USA, Inc.
04/15/2030	4.687%	3,875,000	3,993,965
Exxon Mobil Corp.
03/01/2046	4.114%	2,755,000	2,349,198
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TotalEnergies Capital USA LLC
01/13/2033	4.569%	1,185,000	1,200,907
01/13/2036	4.857%	1,195,000	1,207,809
Total			14,109,073
Leisure 0.1%
Carnival Corp.(b)
08/01/2028	4.000%	1,250,000	1,240,186
05/01/2029	5.125%	2,040,000	2,067,174
03/15/2030	5.750%	25,000	25,868
Cinemark USA, Inc.(b)
08/01/2032	7.000%	795,000	827,802
NCL Corp., Ltd.(b)
02/15/2029	7.750%	950,000	1,014,416
03/01/2030	6.250%	100,000	102,411
02/01/2032	6.750%	900,000	926,041
NCL Finance Ltd.(b)
03/15/2028	6.125%	875,000	897,615
Royal Caribbean Cruises Ltd.(b)
04/01/2028	5.500%	325,000	332,174
03/15/2032	6.250%	1,690,000	1,762,340
VOC Escrow Ltd.(b)
02/15/2028	5.000%	1,725,000	1,722,002
Total			10,918,029
Life Insurance 1.2%
American National Global Funding(b)
12/15/2028	4.625%	2,306,000	2,314,951
06/03/2030	5.250%	2,205,000	2,247,949
American National Group, Inc.
07/15/2035	6.000%	2,278,000	2,262,110
Athene Global Funding(b)
06/29/2026	1.608%	1,780,000	1,765,199
05/09/2028	4.830%	2,045,000	2,065,614
01/07/2030	5.380%	2,675,000	2,720,548
Athene Holding Ltd.
04/01/2054	6.250%	2,521,000	2,352,438
05/19/2055	6.625%	1,421,000	1,390,292
Brighthouse Financial Global Funding(b)
04/09/2027	5.550%	5,235,000	5,295,855
CNO Global Funding(b)
06/04/2027	5.875%	1,487,000	1,516,107
09/08/2028	4.375%	4,350,000	4,364,003
12/11/2030	4.700%	2,156,000	2,162,858
Corebridge Financial, Inc.
04/05/2032	3.900%	550,000	522,397
09/15/2033	6.050%	932,000	997,428
Corebridge Global Funding(b)
06/24/2029	5.200%	3,815,000	3,925,019
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equitable Financial Life Global Funding(b)
03/27/2030	5.000%	1,870,000	1,920,746
Equitable Holdings, Inc.(b)
02/15/2029	4.572%	1,287,000	1,291,984
F&G Global Funding(b)
09/08/2028	4.650%	962,000	959,123
01/09/2029	4.500%	5,775,000	5,732,710
Fortitude Global Funding(b)
10/06/2028	4.625%	2,885,000	2,893,031
GA Global Funding Trust(b)
01/06/2027	2.250%	2,390,000	2,355,016
04/01/2032	5.500%	2,817,000	2,856,632
Jackson National Life Global Funding(b)
04/12/2028	5.250%	1,200,000	1,221,832
06/05/2028	4.700%	3,458,000	3,495,352
09/09/2030	4.550%	3,085,000	3,095,280
Lincoln Financial Global Funding(b)
05/28/2028	4.625%	3,705,000	3,736,242
01/12/2029	4.200%	2,270,000	2,264,842
Lincoln National Corp.
01/15/2031	3.400%	6,000,000	5,646,939
06/15/2040	7.000%	930,000	989,853
MassMutual Global Funding II(b)
01/10/2030	4.950%	5,170,000	5,318,627
MetLife, Inc.(n)
Subordinated
03/15/2056	5.850%	3,960,000	3,931,406
Mutual of Omaha Cos Global Funding(b)
04/01/2030	5.000%	1,190,000	1,221,526
New York Life Global Funding(b)
07/25/2028	4.150%	1,530,000	1,539,440
06/06/2029	5.000%	5,005,000	5,170,774
NLG Global Funding(b)
01/23/2030	5.400%	1,270,000	1,317,586
09/15/2030	4.350%	5,720,000	5,733,108
Northwestern Mutual Global Funding(b)
06/01/2028	1.700%	985,000	938,696
06/12/2028	4.900%	5,365,000	5,472,355
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
05/29/2055	6.170%	698,000	752,899
Pacific Life Global Funding II(b)
02/10/2030	4.850%	5,280,000	5,411,593
Pricoa Global Funding I(b)
08/26/2032	4.750%	4,525,000	4,571,098
Principal Life Global Funding II(b)
08/19/2027	4.600%	2,445,000	2,468,169
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Protective Life Corp.(b)
01/15/2031	4.700%	2,770,000	2,794,940
Reinsurance Group of America, Inc.(d),(n)
Subordinated
09/15/2056	6.375%	2,180,000	2,182,961
RGA Global Funding(b)
05/24/2029	5.448%	253,000	262,728
11/25/2030	4.600%	4,396,000	4,427,437
Sammons Financial Group Global Funding(b)
06/12/2030	4.950%	6,300,000	6,422,843
SBL Holdings, Inc.(b)
09/26/2028	5.900%	2,093,000	2,029,773
10/30/2034	7.200%	4,095,000	3,753,018
Symetra Life Insurance Co.(b)
10/01/2055	6.550%	981,000	1,019,602
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%	2,040,000	1,891,235
05/15/2047	4.270%	210,000	176,592
Western-Southern Global Funding(b)
07/16/2028	4.500%	3,862,000	3,899,314
12/10/2032	4.700%	2,612,000	2,620,416
Wynnton Funding Trust(b)
08/15/2035	5.251%	1,655,000	1,676,396
Wynnton Funding Trust II(b)
08/15/2055	5.991%	2,834,000	2,872,302
Total			154,239,184
Lodging 0.1%
Hyatt Hotels Corp.
06/30/2029	5.250%	3,962,000	4,092,779
Marriott International, Inc.
04/15/2031	2.850%	706,000	660,795
10/15/2031	4.500%	1,811,000	1,829,901
10/15/2032	3.500%	3,400,000	3,207,287
03/15/2035	5.350%	627,000	650,083
10/15/2035	5.250%	1,622,000	1,661,934
Total			12,102,779
Media and Entertainment 0.5%
AppLovin Corp.
12/01/2029	5.125%	1,163,000	1,187,771
12/01/2031	5.375%	1,784,000	1,837,424
Beignet Investor LLC(b)
05/30/2049	6.581%	16,003,000	16,994,574
Getty Images, Inc.(b)
11/15/2030	10.500%	580,000	513,064
Gray Media, Inc.(b)
08/15/2033	7.250%	765,000	790,176
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Meta Platforms, Inc.
11/15/2030	4.200%	1,000,000	1,009,317
11/15/2032	4.600%	1,058,000	1,075,670
11/15/2035	4.875%	3,283,000	3,313,339
11/15/2045	5.500%	1,835,000	1,811,912
05/15/2053	5.600%	3,365,000	3,272,985
08/15/2054	5.400%	1,366,000	1,289,099
11/15/2055	5.625%	10,855,000	10,625,147
08/15/2064	5.550%	1,424,000	1,340,893
11/15/2065	5.750%	1,105,000	1,075,709
Midas OpCo Holdings LLC(b)
08/15/2029	5.625%	705,000	648,857
Netflix, Inc.
11/15/2028	5.875%	1,062,000	1,116,547
Omnicom Group, Inc.(d)
06/02/2033	5.000%	5,854,000	5,835,346
Outfront Media Capital LLC/Corp.(b)
03/15/2030	4.625%	745,000	731,153
Playtika Holding Corp.(b)
03/15/2029	4.250%	745,000	586,929
Sinclair Television Group, Inc.(b)
02/15/2033	8.125%	140,000	145,760
Sirius XM Radio LLC(b),(d)
04/15/2032	5.875%	725,000	722,882
Snap, Inc.(b)
03/01/2033	6.875%	841,000	837,793
03/15/2034	6.875%	1,105,000	1,102,929
Take-Two Interactive Software, Inc.
03/28/2028	4.950%	3,645,000	3,707,778
06/12/2029	5.400%	656,000	679,812
Versant Media Group, Inc.(b)
01/30/2031	7.250%	995,000	1,018,513
WarnerMedia Holdings, Inc.
03/15/2042	5.050%	843,000	592,303
03/15/2052	5.141%	218,000	143,149
Total			64,006,831
Metals and Mining 0.2%
Anglo American Capital PLC(b)
05/02/2033	5.500%	431,000	451,036
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	1,800,000	1,739,880
Arsenal AIC Parent LLC(b)
10/01/2031	11.500%	1,730,000	1,907,373
BHP Billiton Finance USA Ltd.
09/08/2030	5.250%	762,000	799,498
02/21/2032	5.125%	1,123,000	1,174,316
Capstone Copper Corp.(b)
03/31/2033	6.750%	1,100,000	1,135,934
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Champion Iron Canada, Inc.(b)
07/15/2032	7.875%	1,570,000	1,669,193
Cleveland-Cliffs, Inc.(b)
11/01/2029	6.875%	820,000	844,408
05/01/2033	7.375%	520,000	533,644
01/15/2034	7.625%	1,190,000	1,221,372
Commercial Metals Co.(b)
12/15/2035	6.000%	885,000	905,934
Coronado Finance Pty Ltd.(b)
10/01/2029	9.250%	1,425,000	1,320,190
First Quantum Minerals Ltd.(b)
03/01/2033	8.000%	1,125,000	1,201,119
02/15/2034	7.250%	1,875,000	1,961,761
02/15/2036	6.375%	1,105,000	1,110,922
Glencore Funding LLC(b)
04/01/2030	5.186%	2,350,000	2,430,348
Hecla Mining Co.
02/15/2028	7.250%	374,000	374,322
Mineral Resources Ltd.(b)
10/01/2028	9.250%	1,000,000	1,046,815
04/01/2031	7.000%	530,000	557,885
Novelis Corp.(b)
01/30/2030	4.750%	1,070,000	1,036,940
08/15/2033	6.375%	205,000	207,105
Novelis, Inc.(b)
01/30/2030	6.875%	1,425,000	1,471,005
Nucor Corp.
05/01/2028	3.950%	1,167,000	1,169,871
06/01/2035	5.100%	1,405,000	1,451,381
Rio Tinto Finance USA PLC
03/14/2032	5.000%	1,090,000	1,132,900
Steel Dynamics, Inc.
10/15/2027	1.650%	582,000	561,392
Total			29,416,544
Midstream 1.0%
AmeriGas Partners LP/Finance Corp.(b)
06/01/2030	9.500%	629,000	673,570
Antero Midstream Partners LP/Finance Corp.(b)
02/01/2032	6.625%	1,155,000	1,199,492
Boardwalk Pipelines LP
02/15/2036	5.375%	3,430,000	3,482,685
Cheniere Energy Partners LP
10/01/2029	4.500%	517,000	519,766
Columbia Pipelines Holding Co. LLC(b)
08/15/2028	6.042%	2,940,000	3,070,860
10/01/2031	5.097%	671,000	689,545
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Columbia Pipelines Operating Co. LLC(b)
11/15/2033	6.036%	9,090,000	9,846,418
Delek Logistics Partners LP/Finance Corp.(b)
03/15/2029	8.625%	980,000	1,023,856
Enbridge, Inc.(n)
07/15/2080	5.750%	795,000	808,351
01/15/2084	8.500%	3,925,000	4,533,557
Energy Transfer LP
04/01/2030	5.200%	802,000	833,613
01/15/2031	4.550%	1,663,000	1,679,449
01/15/2036	5.350%	1,395,000	1,417,276
09/01/2054	6.050%	304,000	297,686
01/15/2056	6.300%	3,370,000	3,407,175
Energy Transfer Operating LP
05/15/2030	3.750%	950,000	934,318
Energy Transfer Partners LP
03/15/2035	4.900%	71,000	70,805
06/15/2038	5.800%	336,000	349,394
03/15/2045	5.150%	1,625,000	1,472,419
Enterprise Products Operating LLC
05/15/2046	4.900%	1,400,000	1,296,810
Enterprise Products Operating LLC(c)
3-month Term SOFR + 3.248% 08/16/2077	6.900%	252,000	252,378
Ferrellgas LP/Finance Corp.(b)
04/01/2029	5.875%	2,310,000	2,232,315
01/15/2031	9.250%	1,220,000	1,265,527
Galaxy Pipeline Assets Bidco Ltd.(b)
03/31/2034	2.160%	597,807	545,343
Howard Midstream Energy Partners LLC(b)
07/15/2032	7.375%	970,000	1,023,387
ITT Holdings LLC(b)
08/01/2029	6.500%	300,000	291,573
Kinder Morgan Energy Partners LP
03/15/2032	7.750%	635,000	743,609
09/01/2039	6.500%	1,000,000	1,108,914
03/01/2043	5.000%	151,000	140,886
Kinder Morgan, Inc.
12/01/2034	5.300%	1,380,000	1,431,270
MPLX LP
03/01/2026	1.750%	260,000	259,965
08/15/2030	2.650%	1,303,000	1,220,425
02/15/2031	4.800%	426,000	434,893
01/15/2033	5.000%	907,000	921,360
06/01/2034	5.500%	304,000	315,051
03/01/2047	5.200%	1,500,000	1,369,238
NGPL PipeCo LLC(b)
08/15/2027	4.875%	412,000	414,808
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northriver Midstream Finance LP(b)
07/15/2032	6.750%	885,000	909,846
ONEOK Partners LP
09/15/2043	6.200%	205,000	212,555
ONEOK, Inc.(b)
09/01/2030	6.500%	1,050,000	1,134,014
ONEOK, Inc.
09/01/2033	6.050%	1,420,000	1,525,013
11/01/2034	5.050%	2,590,000	2,599,228
09/15/2046	4.250%	320,000	255,556
10/15/2055	6.250%	2,748,000	2,778,993
Plains All American Pipeline LP/Finance Corp.
06/01/2042	5.150%	2,185,000	2,041,938
Plains All American Pipeline LP/PAA Finance Corp.
01/15/2036	5.600%	2,385,000	2,447,266
Rockies Express Pipeline LLC(b)
03/15/2033	6.750%	670,000	705,292
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	1,924,000	1,932,957
03/15/2028	4.200%	80,000	80,301
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,266,551
Suburban Propane Partners LP/Suburban Energy Finance Corp.(b)
12/15/2035	6.500%	1,065,000	1,054,510
Summit Midstream Holdings LLC(b)
10/31/2029	8.625%	925,000	968,363
Sunoco Logistics Partners Operations LP
04/01/2044	5.300%	352,000	328,325
Sunoco LP(b),(m),(n)
	7.875%	1,990,000	2,062,804
Sunoco LP(b)
03/15/2034	5.875%	960,000	966,350
Tallgrass Energy Partners LP/Finance Corp.(b)
01/15/2028	5.500%	142,000	141,896
Targa Resources Corp.
03/30/2034	6.500%	3,755,000	4,157,452
02/15/2035	5.500%	933,000	965,289
07/30/2036	5.400%	1,269,000	1,292,378
07/01/2052	6.250%	147,000	150,467
05/15/2055	6.125%	5,510,000	5,571,705
Targa Resources Corp.(d)
05/15/2056	6.050%	1,064,000	1,061,447
Targa Resources Partners LP/Finance Corp.
02/01/2031	4.875%	535,000	541,698
TransCanada PipeLines Ltd.
03/15/2036	5.850%	185,000	197,235
TransCanada PipeLines Ltd.(n)
06/01/2065	7.000%	1,263,000	1,313,797
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%		423,000	409,317
03/15/2048	4.600%		4,875,000	4,269,295
Venture Global Calcasieu Pass LLC(b)
08/15/2029	3.875%		750,000	718,576
01/15/2030	6.250%		2,400,000	2,478,485
08/15/2031	4.125%		1,000,000	938,131
Venture Global LNG, Inc.(b),(m),(n)
	9.000%		6,991,000	6,111,839
Venture Global LNG, Inc.(b)
06/01/2031	8.375%		1,495,000	1,530,285
02/01/2032	9.875%		1,389,000	1,471,919
Venture Global Plaquemines LNG LLC(b)
12/15/2030	6.125%		820,000	851,676
01/15/2034	6.500%		405,000	426,229
01/15/2036	6.750%		1,435,000	1,530,127
Western Gas Partners LP
03/01/2048	5.300%		572,000	504,910
Western Midstream Operating LP
11/15/2034	5.450%		1,177,000	1,196,787
Williams Companies, Inc. (The)
03/15/2029	4.900%		302,000	309,733
03/15/2032	8.750%		3,486,000	4,249,754
Williams Companies., Inc. (The)
03/02/2026	5.400%		3,250,000	3,250,365
Williams Cos, Inc. (The)
03/15/2056	5.950%		3,036,000	3,082,036
Williams Partners LP
03/04/2044	5.400%		74,000	71,918
Total				125,642,595
Natural Gas 0.2%
Boston Gas Co.(b)
08/01/2027	3.150%		1,472,000	1,455,098
01/10/2035	5.843%		637,000	683,101
Brooklyn Union Gas Co. (The)(b)
07/18/2054	6.415%		1,860,000	1,958,650
KeySpan Corp.
11/15/2030	8.000%		670,000	768,992
KeySpan Gas East Corp.(b)
03/06/2033	5.994%		4,625,000	4,940,580
National Gas Transmission PLC(b)
04/05/2030	4.250%	EUR	2,745,000	3,401,668
NiSource, Inc.
02/15/2031	1.700%		605,000	536,347
06/30/2033	5.400%		930,000	974,179
04/01/2055	5.850%		1,080,000	1,089,536
ONE Gas, Inc.
04/01/2029	5.100%		423,000	437,126
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Piedmont Natural Gas Co., Inc.
02/15/2035	5.100%		3,400,000	3,481,405
Redexis SA(b)
05/30/2031	4.375%	EUR	1,300,000	1,593,990
Sempra(n)
10/01/2054	6.400%		1,213,000	1,236,851
South Jersey Industries, Inc.
Junior Subordinated
04/15/2031	5.020%		1,422,000	1,241,745
Southern Co. Gas Capital Corp.
09/15/2032	5.150%		5,715,000	5,924,122
Total				29,723,390
Office REIT 0.1%
Cousins Properties LP
03/01/2033	4.875%		1,590,000	1,575,927
Hudson Pacific Properties LP
11/01/2027	3.950%		3,463,000	3,301,990
02/15/2028	5.950%		55,000	52,870
01/15/2030	3.250%		590,000	493,243
Piedmont Operating Partnership LP
04/01/2032	2.750%		2,050,000	1,786,805
Total				7,210,835
Oil Field Services 0.0%
Helmerich & Payne, Inc.
12/01/2034	5.500%		2,845,000	2,865,882
Schlumberger Holdings Corp.(b)
11/15/2029	5.000%		837,000	865,991
06/26/2030	2.650%		564,000	534,530
Transocean, Inc.(b)
05/15/2029	8.250%		1,345,000	1,400,148
02/15/2030	8.750%		248,500	259,820
Total				5,926,371
Other Financial Institutions 0.2%
Atlas Warehouse Lending Co. LP(b)
01/15/2028	6.050%		2,244,000	2,309,240
01/15/2030	6.250%		1,048,000	1,094,813
Atlas Warehouse Lending Co., LP(b)
11/15/2028	4.625%		1,565,000	1,564,053
11/15/2030	4.950%		2,805,000	2,810,413
Greystone Commercial Capital Trust(b),(c),(i)
1-month USD LIBOR + 2.270% 08/31/2028	7.713%		9,190,225	8,179,300
Howard Hughes Corp. (The)(b)
02/01/2031	4.375%		750,000	713,236
03/01/2032	5.875%		1,045,000	1,044,473
03/01/2034	6.125%		1,045,000	1,042,651
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Icahn Enterprises LP/Finance Corp.
01/15/2029	9.750%		1,253,000	1,233,492
06/15/2030	9.000%		1,649,000	1,564,172
Icahn Enterprises LP/Finance Corp.(b)
11/15/2029	10.000%		340,000	335,755
Lseg US Fin Corp.(b)
03/28/2027	4.875%		1,152,000	1,162,502
03/28/2034	5.297%		1,058,000	1,092,156
Vonovia SE(b)
09/01/2032	0.750%	EUR	2,600,000	2,604,349
Total				26,750,605
Other Industry 0.2%
Arcosa, Inc.(b)
08/15/2032	6.875%		780,000	818,203
Booz Allen Hamilton, Inc.(b)
09/01/2028	3.875%		3,023,000	2,976,298
Grand Canyon University
10/01/2028	5.125%		530,000	531,399
Jacobs Solutions, Inc.(d)
03/03/2031	4.750%		4,428,000	4,433,847
03/03/2036	5.375%		910,000	908,918
Massachusetts Institute of Technology
07/01/2114	4.678%		758,000	655,047
07/01/2116	3.885%		1,850,000	1,331,769
Mitsubishi Corp.(b)
07/02/2029	5.000%		2,655,000	2,738,742
Northwestern University
12/01/2057	3.662%		1,350,000	1,021,340
President and Fellows of Harvard College
07/15/2046	3.150%		3,031,000	2,289,156
07/15/2056	3.300%		2,230,000	1,571,785
TopBuild Corp.(b)
03/15/2029	3.625%		1,000,000	967,413
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%		1,620,000	1,368,962
University of Southern California
10/01/2039	3.028%		3,425,000	2,907,108
Williams Scotsman, Inc.(b)
06/15/2029	6.625%		2,075,000	2,142,905
Total				26,662,892
Other REIT 0.3%
American Assets Trust LP
02/01/2031	3.375%		3,115,000	2,866,582
CubeSmart LP
12/15/2028	2.250%		658,000	627,236
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Digital Dutch Finco BV(b)
01/15/2032	1.000%	EUR	980,000	1,010,949
03/15/2035	3.875%	EUR	370,000	437,049
EPR Properties
11/15/2030	4.750%		3,988,000	3,996,561
Extra Space Storage LP
04/01/2028	5.700%		1,245,000	1,285,309
04/01/2029	3.900%		1,392,000	1,384,222
06/15/2029	4.000%		393,000	391,837
10/15/2030	2.200%		2,263,000	2,068,379
10/15/2031	2.400%		330,000	295,750
01/15/2035	5.350%		523,000	538,309
First Industrial LP
01/15/2031	5.250%		1,807,000	1,858,601
Host Hotels & Resorts LP
12/15/2028	4.250%		1,145,000	1,150,131
Ladder Capital Finance Holdings LLLP/Corp.(b)
06/15/2029	4.750%		996,000	988,183
Lexington Realty Trust
10/01/2031	2.375%		3,805,000	3,375,913
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(b)
05/15/2029	4.875%		875,000	859,749
02/01/2030	7.000%		990,000	1,025,395
Prologis Euro Finance LLC
05/23/2033	4.625%	EUR	670,000	855,850
Prologis Targeted US Logistics Fund LP(b)
04/01/2029	5.250%		1,579,000	1,632,974
01/15/2031	4.250%		1,685,000	1,688,777
04/01/2034	5.500%		330,000	345,587
Prologis Targeted US Logistics Fund LP(b),(d)
03/15/2033	4.625%		5,635,000	5,625,664
Rexford Industrial Realty LP
09/01/2031	2.150%		2,402,000	2,131,983
Starwood Property Trust, Inc.(b)
10/15/2028	5.250%		835,000	837,847
07/01/2030	6.500%		770,000	800,943
10/15/2030	6.500%		1,000,000	1,042,504
WP Carey, Inc.
07/23/2032	4.250%	EUR	500,000	615,927
04/01/2033	2.250%		4,080,000	3,477,431
05/10/2035	3.750%	EUR	1,390,000	1,625,489
Total				44,841,131
Other Utility 0.1%
DWR Cymru Financing UK PLC(b)
09/08/2037	6.250%	GBP	740,000	1,036,044
Subordinated
03/31/2034	2.375%	GBP	1,865,000	1,964,964
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Essential Utilities, Inc.
08/15/2027	4.800%		2,720,000	2,750,285
04/15/2030	2.704%		1,270,000	1,201,393
01/15/2034	5.375%		378,000	393,336
Severn Trent Utilities Finance PLC(b)
08/04/2037	3.875%	EUR	1,015,000	1,194,706
Suez SACA(b)
05/24/2034	2.875%	EUR	2,500,000	2,789,445
United Utilities Water Finance PLC(b)
05/23/2034	3.750%	EUR	625,000	749,237
Yorkshire Water Finance PLC(b)
11/18/2034	6.375%	GBP	2,100,000	2,969,826
04/18/2041	2.750%	GBP	400,000	357,039
Total				15,406,275
Packaging 0.2%
Amcor Flexibles North America, Inc.
03/17/2028	4.800%		2,385,000	2,426,058
03/17/2035	5.500%		995,000	1,046,770
Amcor Group Finance PLC
05/23/2029	5.450%		4,614,000	4,800,987
Amcor UK Finance PLC
02/20/2033	3.750%	EUR	2,550,000	3,044,813
Ardagh Group SA(b),(o)
12/01/2030	12.000%		500,000	482,814
Ball Corp.
08/15/2030	2.875%		1,000,000	930,115
Berry Global Escrow Corp.(b)
07/15/2026	4.875%		782,000	782,390
Berry Global, Inc.
01/15/2027	1.650%		1,065,000	1,044,777
04/15/2028	5.500%		6,438,000	6,641,532
01/15/2034	5.650%		1,600,000	1,690,443
Clydesdale Acquisition Holdings, Inc.(b)
04/15/2030	8.750%		1,925,000	1,922,645
04/15/2032	6.750%		800,000	805,797
Owens-Brockway Glass Container, Inc.(b)
05/15/2031	7.250%		1,000,000	1,010,324
Sealed Air Corp.(b)
10/15/2026	1.573%		667,000	657,349
02/15/2031	7.250%		950,000	986,407
Sonoco Products Co.
09/01/2029	4.600%		674,000	683,354
Total				28,956,575
Paper 0.0%
Cascades, Inc./USA(b)
01/15/2028	5.375%		1,020,000	1,017,981
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Inversiones CMPC SA(b)
02/26/2034	6.125%	1,500,000	1,530,272
Smurfit Kappa Treasury ULC
01/15/2030	5.200%	2,025,000	2,098,980
04/03/2034	5.438%	737,000	768,231
Weyerhaeuser Co.
05/15/2026	4.750%	124,000	124,157
Total			5,539,621
Pharmaceuticals 0.6%
1261229 BC Ltd.(b)
04/15/2032	10.000%	1,656,000	1,720,313
AbbVie, Inc.
11/21/2026	2.950%	687,000	682,654
03/15/2028	4.650%	588,000	598,071
11/21/2029	3.200%	2,358,000	2,303,136
03/15/2035	4.550%	4,329,000	4,308,200
05/14/2035	4.500%	1,131,000	1,120,741
11/21/2039	4.050%	475,000	429,731
10/01/2042	4.625%	1,000,000	934,163
05/14/2045	4.700%	680,000	623,252
03/15/2055	5.600%	1,025,000	1,036,183
AbbVie, Inc.(d)
03/15/2031	4.125%	3,444,000	3,454,606
03/15/2066	5.650%	1,823,000	1,829,476
Amgen, Inc.
02/22/2052	4.200%	345,000	278,998
02/19/2056	5.650%	2,740,000	2,734,721
Astrazeneca Finance LLC
02/26/2031	4.900%	1,483,000	1,540,981
Bausch Health Companies, Inc.(b)
01/15/2028	7.000%	415,000	378,933
01/30/2028	5.000%	1,100,000	961,835
06/01/2028	4.875%	141,000	130,987
02/15/2029	5.000%	100,000	76,192
02/15/2029	6.250%	850,000	676,449
01/30/2030	5.250%	200,000	140,783
02/15/2031	5.250%	1,200,000	790,169
Bayer US Finance II LLC(b)
12/15/2028	4.375%	5,945,000	5,966,307
06/25/2038	4.625%	1,000,000	928,762
07/15/2044	4.400%	2,454,000	2,014,463
06/25/2048	4.875%	3,269,000	2,804,533
Bristol-Myers Squibb Co.
02/22/2031	5.100%	615,000	642,995
05/15/2044	4.625%	555,000	507,298
02/22/2054	5.550%	1,019,000	1,010,717
CSL Finance PLC(b)
04/27/2029	4.050%	635,000	636,441
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Eli Lilly & Co.
10/15/2032	4.550%		12,370,000	12,621,244
02/12/2055	5.500%		835,000	841,154
GENMAB A/S/FINANCE LLC(b)
12/15/2033	7.250%		1,000,000	1,060,909
GlaxoSmithKline Capital, Inc.
04/15/2035	4.875%		1,199,000	1,222,908
Grifols SA(b)
05/01/2030	7.500%	EUR	2,839,000	3,509,711
Johnson & Johnson
06/01/2031	4.900%		490,000	514,044
Kevlar SpA(b)
09/01/2029	6.500%		1,015,000	991,152
Merck & Co, Inc.
09/15/2035	4.950%		2,580,000	2,645,042
Merck & Co., Inc.
12/04/2032	4.450%		1,914,000	1,939,250
Mylan NV
06/15/2026	3.950%		3,014,000	3,008,924
Mylan, Inc.
04/15/2048	5.200%		2,550,000	2,108,158
Organon Finance 1 LLC(b)
04/30/2031	5.125%		1,300,000	1,152,963
Pfizer Investment Enterprises Pte., Ltd.
05/19/2030	4.650%		520,000	532,715
05/19/2033	4.750%		589,000	601,212
Roche Holdings, Inc.(b)
11/13/2030	5.489%		1,526,000	1,622,359
09/09/2034	4.592%		520,000	525,222
Royalty Pharma PLC
09/02/2027	1.750%		401,000	388,065
09/02/2030	2.200%		3,138,000	2,879,036
Takeda Pharmaceutical Co., Ltd.
07/05/2034	5.300%		350,000	364,980
07/05/2064	5.800%		750,000	755,364
Viatris, Inc.
06/22/2030	2.700%		733,000	676,976
06/22/2040	3.850%		3,780,000	2,976,916
06/22/2050	4.000%		2,568,000	1,757,358
Total				85,957,752
Property & Casualty 0.5%
Acrisure LLC/Finance, Inc.(b)
02/01/2029	8.250%		335,000	335,685
11/06/2030	7.500%		860,000	875,322
Alliant Holdings Intermediate LLC/Co-Issuer(b)
01/15/2031	7.000%		73,000	74,166
10/01/2031	6.500%		957,000	963,743
10/01/2032	7.375%		139,000	137,881
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American International Group, Inc.
06/30/2030	3.400%	872,000	849,375
Aon Corp./Global Holdings PLC
12/02/2031	2.600%	4,495,000	4,096,226
Aon North America, Inc.
03/01/2027	5.125%	437,000	441,458
03/01/2029	5.150%	945,000	974,420
03/01/2054	5.750%	1,421,000	1,406,563
Arch Capital Finance LLC
12/15/2046	5.031%	970,000	917,136
Arthur J Gallagher & Co.
02/15/2055	5.550%	1,421,000	1,356,913
Assurant, Inc.
02/15/2036	5.550%	2,307,000	2,344,276
Asurion LLC and Asurion Co-Issuer, Inc.(b)
12/31/2032	8.000%	865,000	910,030
02/01/2034	8.375%	1,245,000	1,237,631
Brown & Brown, Inc.
06/23/2030	4.900%	1,269,000	1,288,913
Chubb INA Holdings LLC
08/15/2035	4.900%	1,658,000	1,683,546
CNA Financial Corp.
08/15/2027	3.450%	3,828,000	3,796,815
Enact Holdings, Inc.
05/28/2029	6.250%	5,510,000	5,782,007
Fairfax Financial Holdings Ltd.
03/03/2031	3.375%	6,300,000	6,004,672
Farmers Exchange Capital(b)
Subordinated
07/15/2028	7.050%	800,000	837,400
07/15/2048	7.200%	1,290,000	1,359,387
Farmers Exchange Capital II(b),(n)
Subordinated
11/01/2053	6.151%	2,700,000	2,673,650
Farmers Insurance Exchange(b),(n)
Subordinated
10/15/2064	7.000%	405,000	416,701
Hartford Financial Services Group Inc. (The)(b),(c)
3-month Term SOFR + 2.387% 02/12/2047	6.039%	1,183,000	1,132,654
Liberty Mutual Group, Inc.(b)
10/15/2050	3.951%	2,080,000	1,564,776
Markel Corp.
05/20/2049	5.000%	5,095,000	4,587,002
Marsh & McLennan Cos., Inc.
03/15/2036	4.950%	3,850,000	3,882,855
Panther Escrow Issuer LLC(b)
06/01/2031	7.125%	865,000	879,839
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
RLI Corp.(d)
06/01/2036	5.375%		820,000	818,432
SiriusPoint Ltd.
04/05/2029	7.000%		2,776,000	2,924,867
Trustage Financial Group, Inc.(b)
04/15/2032	4.625%		2,135,000	2,096,314
WR Berkley Corp.
05/12/2050	4.000%		1,480,000	1,173,629
Total				59,824,284
Railroads 0.1%
Burlington Northern Santa Fe LLC
03/15/2056	5.550%		2,055,000	2,062,736
Canadian National Railway Co.
03/12/2031	4.200%		2,228,000	2,242,486
Canadian Pacific Railway Co.
11/15/2029	2.875%		414,000	399,593
05/01/2050	3.500%		3,280,000	2,423,468
Norfolk Southern Corp.
08/01/2030	5.050%		92,000	95,670
03/15/2034	5.550%		320,000	340,140
03/15/2064	5.950%		47,000	48,505
Pacific National Finance Pty Ltd.
09/24/2029	3.700%	AUD	970,000	638,387
Total				8,250,985
Refining 0.0%
Marathon Petroleum Corp.
12/15/2026	5.125%		449,000	451,563
03/01/2035	5.700%		973,000	1,024,694
Phillips 66 Co.
02/15/2045	4.680%		1,300,000	1,135,058
Total				2,611,315
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(b)
10/15/2030	4.000%		775,000	745,048
BCPE Flavor Debt Merger Sub LLC/Issuer, Inc.(b)
07/01/2032	9.500%		525,000	483,747
Fertitta Entertainment LLC/Finance Co., Inc.(b)
01/15/2029	4.625%		875,000	849,082
Papa John’s International, Inc.(b)
09/15/2029	3.875%		775,000	734,855
Total				2,812,732
Retail REIT 0.1%
Essential Properties LP
12/01/2035	5.400%		1,740,000	1,770,436
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kimco Realty Corp.
02/01/2033	4.600%		3,780,000	3,814,349
Kite Realty Group LP
10/01/2026	4.000%		248,000	247,756
NNN REIT, Inc.
02/15/2031	4.600%		1,166,000	1,181,273
Realty Income Corp.
08/15/2027	3.950%		150,000	150,232
07/06/2030	4.875%	EUR	1,200,000	1,521,313
Regency Centers LP
03/15/2033	4.500%		985,000	984,824
Simon Property Group LP
01/15/2031	4.300%		7,877,000	7,922,933
Total				17,593,116
Retailers 0.5%
Advance Auto Parts, Inc.(b)
08/01/2033	7.375%		1,060,000	1,086,173
Alimentation Couche-Tard, Inc.(b)
09/29/2028	4.148%		6,235,000	6,267,380
Amazon.com, Inc.
05/12/2031	2.100%		518,000	471,693
03/20/2033	4.350%		1,032,000	1,040,091
11/20/2035	4.650%		9,629,000	9,674,036
11/20/2055	5.450%		2,208,000	2,172,131
11/20/2065	5.550%		1,988,000	1,944,439
AutoNation, Inc.
01/15/2029	4.450%		3,889,000	3,916,687
06/01/2030	4.750%		5,390,000	5,467,780
AutoZone, Inc.
04/21/2026	3.125%		415,000	414,356
11/01/2028	6.250%		414,000	437,244
01/15/2031	1.650%		1,175,000	1,041,066
Carvana Co.(b),(o)
06/01/2030	9.000%		4,225,000	4,400,018
06/01/2031	9.000%		2,002,502	2,194,984
Gap Inc. (The)(b)
10/01/2029	3.625%		1,550,000	1,473,624
Genuine Parts Co.
08/15/2029	4.950%		3,940,000	3,990,877
L Brands, Inc.
07/01/2036	6.750%		1,380,000	1,383,036
Lithia Motors, Inc.(b)
06/01/2029	3.875%		2,000,000	1,933,090
Lowe’s Companies, Inc.
04/01/2062	4.450%		47,000	37,243
04/01/2063	5.850%		72,000	71,766
Lowe’s Cos, Inc.
10/15/2032	4.500%		1,811,000	1,819,521
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Macy’s Retail Holdings LLC
12/15/2034	4.500%	1,415,000	1,277,352
Magic MergeCo, Inc.(b)
05/01/2028	5.250%	1,435,000	1,435,000
05/01/2029	7.875%	415,000	416,712
Michaels Cos., Inc. (The)(b),(d)
03/15/2033	8.500%	824,000	801,487
03/15/2034	11.000%	220,000	206,247
PVH Corp.
06/13/2030	5.500%	4,028,000	4,134,628
Sally Holdings LLC/Capital, Inc.
03/01/2032	6.750%	1,020,000	1,058,906
Tractor Supply Co.
11/01/2030	1.750%	3,885,000	3,478,591
Victoria’s Secret & Co.(b)
07/15/2029	4.625%	755,000	736,332
Wand NewCo 3, Inc.(b)
01/30/2032	7.625%	655,000	682,889
Total			65,465,379
Sovereign 0.0%
Mexico Government International Bond
07/02/2032	5.850%	1,201,000	1,246,281
Supermarkets 0.0%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
03/31/2034	5.750%	1,050,000	1,045,016
Kroger Co. (The)
09/15/2054	5.500%	800,000	771,918
09/15/2064	5.650%	1,051,000	1,016,316
Total			2,833,250
Supranational 0.0%
Corp Andina de Fomento
01/24/2029	5.000%	495,000	512,582
Inter-American Development Bank
07/15/2027	6.750%	4,000,000	4,150,829
Total			4,663,411
Technology 2.0%
Accenture Capital, Inc.
10/04/2031	4.250%	1,891,000	1,897,307
Adobe, Inc.
01/17/2030	4.950%	1,569,000	1,622,151
Alphabet, Inc.
02/15/2031	4.100%	4,553,000	4,584,267
02/15/2033	4.400%	2,735,000	2,758,527
05/15/2035	4.500%	1,357,000	1,365,496
11/15/2035	4.700%	3,981,000	4,030,016
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
11/06/2038	3.500%	EUR	130,000	150,558
11/15/2055	5.450%		1,451,000	1,441,609
02/15/2056	5.650%		5,290,000	5,409,710
05/15/2065	5.300%		452,000	428,198
02/15/2066	5.750%		1,276,000	1,299,249
11/15/2075	5.700%		919,000	918,430
Amentum Escrow Corp.(b)
08/01/2032	7.250%		790,000	827,585
Analog Devices, Inc.
06/15/2028	4.250%		5,315,000	5,373,239
Arrow Electronics, Inc.
08/21/2029	5.150%		5,467,000	5,604,616
Automatic Data Processing, Inc.
05/08/2032	4.750%		1,295,000	1,336,178
Black Pearl Compute LLC(b)
02/15/2031	6.125%		770,000	788,455
Broadcom, Inc.
04/15/2030	5.050%		806,000	835,430
02/15/2031	2.450%		1,683,000	1,555,508
11/15/2031	5.150%		717,000	750,640
04/15/2032	5.200%		387,000	404,336
07/15/2032	4.900%		10,399,000	10,707,027
04/15/2034	3.469%		1,860,000	1,718,583
10/15/2034	4.800%		1,057,000	1,067,716
Broadcom, Inc.(b)
11/15/2035	3.137%		2,701,000	2,359,508
11/15/2036	3.187%		1,692,000	1,459,007
05/15/2037	4.926%		2,346,000	2,345,139
CACI International, Inc.(b),(d)
06/15/2033	6.375%		725,000	746,980
Cadence Design Systems, Inc.
09/10/2029	4.300%		1,031,000	1,042,165
CDW LLC/Finance Corp.
03/01/2030	5.100%		664,000	674,922
CGI, Inc.
03/14/2030	4.950%		5,975,000	6,065,739
Cisco Systems, Inc.
02/26/2031	4.950%		1,007,000	1,047,901
02/24/2032	4.950%		1,603,000	1,669,828
Cloud Software Group, Inc.(b)
06/30/2032	8.250%		2,017,000	2,018,768
Condor Merger Sub, Inc.(b)
02/15/2030	7.375%		1,475,000	1,206,723
Constellation Software, Inc.(b)
02/16/2029	5.158%		902,000	916,178
CoreWeave, Inc.(b)
06/01/2030	9.250%		1,925,000	1,885,209
02/01/2031	9.000%		1,250,000	1,208,834
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Dell International LLC/EMC Corp.
10/06/2032	4.750%		2,438,000	2,457,069
DXC Technology Co.
09/15/2028	2.375%		4,507,000	4,250,537
Equifax, Inc.
06/01/2028	5.100%		5,695,000	5,813,606
05/15/2030	3.100%		2,098,000	2,000,829
Equinix Europe 2 Financing Corp. LLC
11/15/2030	4.600%		4,794,000	4,846,556
11/22/2034	3.625%	EUR	2,185,000	2,543,306
Fiserv, Inc.
03/15/2027	5.150%		1,063,000	1,073,238
08/21/2033	5.625%		1,685,000	1,744,386
03/15/2034	5.450%		2,145,000	2,186,519
08/12/2034	5.150%		414,000	412,301
08/11/2035	5.250%		4,505,000	4,505,351
Flex Ltd.
01/15/2028	6.000%		2,560,000	2,644,546
01/15/2032	5.250%		1,412,000	1,448,843
Fortress Intermediate 3, Inc.(b)
06/01/2031	7.500%		635,000	620,927
Foundry JV Holdco LLC(b)
01/25/2030	5.900%		533,000	562,393
01/25/2031	5.500%		685,000	714,797
01/25/2034	5.875%		418,000	436,164
01/25/2037	6.200%		1,866,000	1,994,199
Gartner, Inc.
11/20/2035	5.600%		6,543,000	6,267,140
Global Payments, Inc.
03/01/2026	1.200%		1,250,000	1,249,803
11/15/2028	4.500%		4,805,000	4,821,601
11/15/2030	4.875%		6,564,000	6,555,417
Hewlett Packard Enterprise Co.
10/15/2030	4.400%		2,680,000	2,683,521
10/15/2031	4.850%		1,456,000	1,476,816
10/15/2054	5.600%		959,000	882,444
HP, Inc.
06/17/2031	2.650%		564,000	510,849
IBM International Capital Pte., Ltd.
02/05/2031	4.750%		1,123,000	1,143,982
Imola Merger Corp.(b)
05/15/2029	4.750%		980,000	963,780
Intel Corp.
11/15/2029	2.450%		1,191,000	1,122,762
08/12/2041	2.800%		480,000	341,732
12/08/2047	3.734%		3,425,000	2,475,364
11/15/2049	3.250%		320,000	209,298
02/10/2053	5.700%		617,000	585,313
02/21/2054	5.600%		76,000	71,599
08/12/2061	3.200%		196,000	113,495
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Business Machines Corp.
02/10/2030	4.800%	1,883,000	1,928,917
02/10/2032	5.000%	1,036,000	1,066,546
02/10/2035	5.200%	939,000	969,200
02/03/2036	4.950%	2,203,000	2,198,396
07/27/2052	4.900%	1,026,000	905,286
02/03/2056	5.800%	3,037,000	3,040,567
Intuit, Inc.
09/15/2033	5.200%	985,000	1,019,138
09/15/2053	5.500%	3,900,000	3,690,046
ION Platform Finance US Inc./SARL(b)
05/01/2029	8.750%	546,000	507,615
Iron Mountain, Inc.(b)
01/15/2033	6.250%	710,000	724,901
Jabil, Inc.
02/01/2029	4.200%	2,082,000	2,084,995
Kyndryl Holdings, Inc.
10/15/2028	2.700%	2,492,000	2,294,234
Leidos, Inc.
02/15/2031	2.300%	845,000	767,252
Marvell Technology, Inc.
02/15/2029	5.750%	560,000	584,840
11/01/2035	6.050%	3,063,000	3,329,813
Microchip Technology, Inc.
02/15/2030	5.050%	3,045,000	3,126,595
Micron Technology, Inc.
01/15/2035	5.800%	1,019,000	1,091,104
Motorola Solutions, Inc.
04/15/2029	5.000%	654,000	672,271
08/15/2035	5.550%	839,000	883,024
MSCI, Inc.(b)
09/01/2030	3.625%	1,518,000	1,450,564
MSCI, Inc.
03/15/2036	5.150%	1,058,000	1,047,706
NCR Atleos Escrow Corp.(b)
04/01/2029	9.500%	1,994,000	2,139,149
NetApp, Inc.
03/17/2032	5.500%	779,000	811,905
NXP BV/Funding LLC/USA, Inc.
08/19/2028	4.300%	2,800,000	2,817,530
NXP BV/NXP Funding LLC/NXP USA, Inc.
06/18/2029	4.300%	279,000	280,649
Open Text Corp.(b)
12/01/2027	6.900%	650,000	667,863
Open Text Holdings, Inc.(b)
12/01/2031	4.125%	1,390,000	1,210,394
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
11/15/2027	3.250%	1,876,000	1,842,777
03/25/2028	2.300%	703,000	673,928
04/01/2030	2.950%	631,000	587,003
02/04/2031	4.950%	1,555,000	1,551,739
09/26/2032	4.800%	9,000,000	8,797,362
05/04/2033	5.350%	2,330,000	2,339,246
09/26/2035	5.200%	811,000	783,767
11/15/2037	3.800%	2,485,000	2,045,914
09/26/2045	5.875%	2,715,500	2,455,374
02/04/2046	6.550%	728,000	710,305
04/01/2050	3.600%	1,385,000	866,040
09/27/2054	5.375%	1,658,000	1,337,198
05/15/2055	4.375%	13,000	8,994
08/03/2055	6.000%	1,294,000	1,138,113
09/26/2055	5.950%	10,411,000	9,154,733
02/04/2056	6.700%	8,260,000	8,005,028
04/01/2060	3.850%	156,000	94,877
09/27/2064	5.500%	691,000	547,852
08/03/2065	6.125%	531,000	459,353
09/26/2065	6.100%	1,186,000	1,027,147
02/04/2066	6.850%	728,000	698,134
QUALCOMM, Inc.
05/20/2032	4.750%	866,000	889,576
Roper Technologies, Inc.
09/15/2028	4.250%	1,460,000	1,465,704
S&P Global, Inc.
03/01/2029	2.700%	738,000	713,407
08/15/2030	1.250%	388,000	343,881
SV RNO Property Owner 1 LLC(b)
03/01/2031	5.875%	3,940,000	3,957,023
Synopsys, Inc.
04/01/2032	5.000%	802,000	826,835
TD SYNNEX Corp.
01/17/2029	4.300%	2,850,000	2,850,744
Teledyne FLIR LLC
08/01/2030	2.500%	2,098,000	1,965,681
UKG, Inc.(b)
02/01/2031	6.875%	340,000	329,934
Verisk Analytics, Inc.
03/15/2031	4.450%	2,284,000	2,292,654
VMware, Inc.
08/15/2026	1.400%	1,122,000	1,108,547
Western Union Co. (The)
03/15/2026	1.350%	140,000	139,821
Western Union Co. (The)(d)
06/15/2029	4.750%	4,025,000	4,033,171
WULF Compute LLC(b)
10/15/2030	7.750%	775,000	820,571
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
X.AI LLC/Co. Issuer Corp.
06/30/2030	12.500%		2,600,000	2,961,229
Total				264,386,377
Tobacco 0.4%
Altria Group, Inc.
11/01/2028	6.200%		869,000	916,927
05/06/2030	3.400%		1,280,000	1,245,458
BAT Capital Corp.
08/15/2027	3.557%		367,000	365,112
03/25/2028	2.259%		1,930,000	1,866,878
02/20/2031	5.834%		384,000	410,502
03/25/2031	2.726%		15,000	13,965
08/15/2037	4.390%		1,147,000	1,072,667
08/02/2043	7.079%		247,000	280,916
BAT International Finance PLC
03/16/2028	4.448%		8,000,000	8,073,123
02/02/2029	5.931%		2,973,000	3,128,879
Imperial Brands Finance PLC(b)
06/30/2028	4.500%		4,630,000	4,677,326
02/01/2030	5.500%		1,474,000	1,538,769
Japan Tobacco, Inc.(b)
06/15/2030	5.250%		788,000	821,997
Philip Morris International, Inc.
02/13/2029	4.875%		1,041,000	1,070,112
09/07/2030	5.500%		2,295,000	2,425,222
11/01/2031	4.750%		990,000	1,017,830
09/07/2033	5.625%		10,000,000	10,725,629
Reynolds American, Inc.
08/15/2035	5.700%		6,525,000	6,881,918
09/15/2043	6.150%		143,000	148,678
08/15/2045	5.850%		403,000	402,844
Total				47,084,752
Transportation Services 0.3%
Dcli Bidco LLC(b)
11/15/2029	7.750%		2,825,000	2,896,691
Element Fleet Management Corp.(b)
03/13/2027	5.643%		1,783,000	1,809,851
03/25/2030	5.037%		835,000	856,720
11/24/2030	4.641%		4,847,000	4,896,238
FedEx Corp.
04/01/2046	4.550%		87,000	75,610
FedEx Corp. Pass-Through Trust
Series 2020-1 Class AA
02/20/2034	1.875%		340,950	300,232
FedEx Freight Holding Co., Inc.(b)
03/15/2031	4.650%		3,910,000	3,931,168
Gatwick Funding Ltd.(b)
10/16/2033	3.625%	EUR	330,000	393,433
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
GN Bondco LLC(b)
10/15/2031	9.500%		8,184,000	8,487,384
GXO Logistics, Inc.
05/06/2029	6.250%		358,000	378,325
Heathrow Funding Ltd.(b)
10/08/2030	1.125%	EUR	2,325,000	2,523,881
01/16/2036	3.875%	EUR	920,000	1,090,006
Penske Truck Leasing Co. LP(b)
07/01/2029	5.250%		1,359,000	1,402,956
Penske Truck Leasing Co. LP/Finance Corp.(b)
03/30/2029	5.350%		2,567,000	2,653,765
Penske Truck Leasing Co. LP/PTL Finance Corp.(b)
06/15/2026	1.700%		962,000	954,739
02/01/2030	5.250%		1,274,000	1,317,944
Ryder System, Inc.
06/01/2028	5.250%		663,000	681,266
03/15/2029	5.375%		119,000	123,405
06/01/2029	5.500%		870,000	906,695
09/01/2029	4.950%		615,000	631,030
03/15/2030	5.000%		1,146,000	1,180,046
12/01/2033	6.600%		592,000	666,860
Star Leasing Co LLC(b)
02/15/2030	7.625%		4,340,000	4,124,872
XPO, Inc.(b)
06/01/2028	6.250%		575,000	585,632
Total				42,868,749
Whole Business 0.0%
AA Bond Co., Ltd.(b)
07/31/2032	5.500%	GBP	750,000	1,019,888
Wireless 0.5%
Altice France(b)
03/15/2032	6.500%		102,506	98,022
07/15/2032	6.875%		324,000	311,049
Altice France SA(b)
11/01/2029	9.500%		76,452	77,588
American Tower Corp.
03/15/2027	3.650%		533,000	531,227
08/15/2029	3.800%		2,820,000	2,793,088
04/15/2031	2.700%		555,000	515,193
09/15/2031	2.300%		477,000	429,057
Crown Castle Inc
03/01/2034	5.800%		375,000	397,507
Crown Castle International Corp.
07/15/2026	1.050%		313,000	309,412
03/15/2027	2.900%		533,000	527,103
07/01/2030	3.300%		2,098,000	2,008,656
04/01/2031	2.100%		575,000	512,937
07/15/2031	2.500%		4,278,000	3,867,517
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Crown Castle, Inc.
09/01/2028	4.800%		1,252,000	1,272,868
06/01/2029	5.600%		4,368,000	4,550,327
09/01/2029	4.900%		1,327,000	1,352,821
05/01/2033	5.100%		211,000	215,146
Digicel Group Holdings Ltd.(b),(i),(j),(k)
12/31/2030	0.000%		51,721	5,224
12/31/2030	0.000%		17,820	118
Digicel International Finance Ltd./DIFL US LLC(b)
08/01/2032	8.625%		3,430,000	3,560,809
Global Switch Finance BV(b)
10/07/2030	1.375%	EUR	1,555,000	1,725,261
Sitios Latinoamerica SAB de CV(b)
11/25/2029	6.000%		2,570,000	2,661,614
SoftBank Corp.(b)
07/09/2030	4.699%		3,804,000	3,857,812
Sprint Capital Corp.
11/15/2028	6.875%		2,208,000	2,371,279
03/15/2032	8.750%		1,697,000	2,072,106
Sprint Spectrum Co. I/II/III LLC(b)
03/20/2028	5.152%		3,723,750	3,741,565
T-Mobile US, Inc.
04/15/2027	3.750%		3,514,000	3,509,762
02/15/2028	2.050%		607,000	586,063
02/15/2029	2.625%		410,000	394,504
04/15/2029	3.375%		3,648,000	3,581,383
04/15/2030	3.875%		4,217,000	4,184,193
04/15/2031	3.500%		2,135,000	2,061,253
07/15/2033	5.050%		4,690,000	4,836,094
04/15/2040	4.375%		775,000	707,741
02/15/2041	3.000%		3,947,000	3,000,929
T-Mobile USA, Inc.
05/15/2035	5.300%		1,028,000	1,064,043
02/15/2036	5.000%		368,000	370,257
02/15/2056	5.850%		914,000	916,823
Vmed O2 UK Financing I PLC(b)
01/15/2033	6.750%		1,200,000	1,137,345
Zegona Finance PLC(b)
07/15/2029	8.625%		1,726,000	1,823,815
Total				67,939,511
Wirelines 0.4%
Altice Financing SA(b)
07/15/2027	9.625%		1,371,000	1,024,536
AT&T, Inc.
02/01/2032	2.250%		7,580,000	6,770,665
11/01/2032	4.550%		906,000	911,536
05/15/2035	4.500%		92,000	89,703
11/01/2035	4.900%		1,811,000	1,814,946
08/15/2037	4.900%		302,000	297,910
09/15/2055	3.550%		3,950,000	2,671,175
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2056	6.050%	907,000	922,984
12/01/2057	3.800%	332,000	232,943
09/15/2059	3.650%	840,000	564,888
Connect Holding II LLC(b)
04/03/2031	10.500%	6,650,000	6,433,145
Frontier Communications Corp.(b)
05/01/2028	5.000%	3,025,000	3,028,103
Frontier Communications Holdings LLC
11/01/2029	5.875%	1,775,000	1,794,050
GCI LLC(b)
10/15/2028	4.750%	945,000	929,101
Level 3 Financing, Inc.(b)
06/30/2033	6.875%	1,620,000	1,677,622
03/31/2034	7.000%	2,470,000	2,567,333
01/15/2036	8.500%	1,260,000	1,311,714
Lumen Technologies, Inc.(b)
06/15/2029	5.375%	1,425,000	1,364,971
Total Play Telecomunicaciones SA de CV(b)
12/31/2032	11.125%	1,841,500	1,755,529
Verizon Communications, Inc.
01/20/2031	1.750%	363,000	324,576
03/21/2031	2.550%	361,000	333,941
03/15/2032	2.355%	3,249,000	2,898,929
11/01/2034	4.400%	962,000	941,442
02/15/2035	4.780%	1,680,000	1,672,583
01/15/2036	5.000%	1,270,000	1,275,623
07/02/2037	5.401%	504,000	517,612
11/30/2055	5.875%	1,949,000	1,958,204
11/30/2065	6.000%	1,498,000	1,503,531
Zayo Group Holdings, Inc.(b),(o)
03/09/2030	9.250%	170,447	165,588
Total			47,754,883
Total Corporate Bonds & Notes (Cost $3,554,674,929)			3,564,974,444

Foreign Government Obligations(a),(p) 1.7%

Argentina 0.1%
Argentine Republic Government International Bond
07/09/2029	1.000%	7,068,657	6,231,975
Argentine Republic Government International Bond(n)
07/09/2030	1.000%	5,592,346	4,737,895
Total			10,969,870
Australia 0.2%
NBN Co., Ltd.(b)
05/05/2026	1.450%	581,000	578,428
01/08/2027	1.625%	1,030,000	1,011,338
01/08/2032	2.500%	624,000	570,985
10/06/2033	6.000%	704,000	773,906
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Foreign Government Obligations(a),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
New South Wales Treasury Corp.(b)
02/20/2037	4.750%	AUD	9,225,000	6,289,838
02/24/2038	5.250%	AUD	4,925,000	3,470,428
Queensland Treasury Corp.(b)
07/21/2037	5.000%	AUD	9,225,000	6,372,278
08/13/2038	5.250%	AUD	3,905,000	2,731,652
Treasury Corp. of Victoria
11/20/2037	2.000%	AUD	4,605,000	2,303,179
Total				24,102,032
Bermuda 0.0%
Bermuda Government International Bond(b)
08/20/2030	2.375%		1,105,000	1,014,435
Brazil 0.1%
Brazil Minas SPE via State of Minas Gerais(b)
02/15/2028	5.333%		400,000	402,164
Brazilian Government International Bond
10/20/2033	6.000%		350,000	357,955
03/15/2034	6.125%		2,675,000	2,739,960
03/15/2035	6.625%		3,728,000	3,913,943
05/22/2036	6.250%		5,290,000	5,340,956
05/13/2054	7.125%		1,175,000	1,195,430
Total				13,950,408
Canada 0.1%
Antares Holdings LP(b)
07/15/2027	3.750%		2,130,000	2,079,518
10/23/2029	6.350%		2,000,000	2,047,923
NOVA Chemicals Corp.(b)
12/01/2031	7.000%		770,000	821,975
Province of British Columbia
09/01/2036	7.250%		2,000,000	2,476,059
Province of Manitoba
06/22/2026	2.125%		300,000	298,454
Province of Quebec(n)
03/02/2026	7.485%		230,000	230,062
Total				7,953,991
Chile 0.1%
Corp Nacional del Cobre de Chile(b)
01/13/2035	6.330%		3,350,000	3,621,813
01/13/2055	6.780%		1,486,000	1,643,451
Corp. Nacional del Cobre de Chile(b)
01/08/2034	5.950%		1,925,000	2,042,767
Corporación Nacional del Cobre de Chile(b)
02/02/2033	5.125%		850,000	868,658
01/26/2036	6.440%		2,150,000	2,351,134
Total				10,527,823
Foreign Government Obligations(a),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Colombia 0.1%
Colombia Government International Bond
03/15/2029	4.500%		250,000	243,383
11/14/2035	8.000%		2,584,000	2,759,641
11/07/2036	7.750%		525,000	546,640
11/07/2054	8.375%		1,150,000	1,215,937
Ecopetrol SA
01/19/2029	8.625%		4,080,000	4,354,276
01/19/2036	8.375%		3,270,000	3,359,742
Total				12,479,619
Dominican Republic 0.1%
Dominican Republic International Bond(b)
07/19/2028	6.000%		1,400,000	1,437,743
02/22/2029	5.500%		4,515,000	4,592,037
03/15/2037	6.950%		2,800,000	3,004,796
Total				9,034,576
Ecuador 0.0%
Ecuador Government International Bond(b)
01/29/2034	8.750%		5,350,000	5,389,608
France 0.1%
Electricite de France SA(b),(m),(n)
	7.375%	GBP	400,000	571,553
	9.125%		995,000	1,185,543
Electricite de France SA(b)
08/28/2035	5.636%	AUD	1,090,000	768,965
06/17/2044	4.750%	EUR	2,000,000	2,434,234
12/09/2049	2.000%	EUR	1,800,000	1,313,118
Total				6,273,413
Germany 0.0%
EMD Finance LLC(b)
10/15/2032	4.625%		1,357,000	1,373,807
EnBW International Finance BV(b)
02/26/2036	5.792%	AUD	1,990,000	1,419,243
Total				2,793,050
Guatemala 0.1%
Guatemala Government Bond(b)
08/06/2031	6.050%		1,650,000	1,732,093
10/07/2033	3.700%		794,000	720,528
08/15/2036	6.250%		2,504,000	2,652,259
02/06/2037	6.550%		800,000	866,265
Total				5,971,145
Hungary 0.0%
Hungary Government International Bond(b)
09/22/2031	2.125%		977,000	853,164
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Foreign Government Obligations(a),(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MVM Energetika Zrt(b)
03/13/2031	6.500%	423,000	450,202
Total			1,303,366
India 0.0%
Export-Import Bank of India(b)
08/05/2026	3.375%	860,000	857,356
02/01/2028	3.875%	1,025,000	1,021,255
01/13/2031	2.250%	1,030,000	939,043
Indian Railway Finance Corp., Ltd.(b)
01/21/2032	3.570%	1,110,000	1,065,777
Power Finance Corp., Ltd.(b)
12/06/2028	6.150%	546,000	572,448
Total			4,455,879
Indonesia 0.0%
Freeport Indonesia PT(b)
04/14/2032	5.315%	545,000	557,297
Indonesia Government International Bond(b)
01/17/2038	7.750%	1,000,000	1,240,664
Total			1,797,961
Israel 0.0%
Israel Electric Corp., Ltd.(b)
08/14/2028	4.250%	2,200,000	2,182,792
Israel Government International Bond
02/19/2030	5.375%	590,000	610,807
Total			2,793,599
Italy 0.0%
Cassa Depositi e Prestiti SpA(b)
05/05/2026	5.750%	1,200,000	1,203,383
04/30/2029	5.875%	600,000	634,486
Republic of Italy Government International Bond
05/06/2051	3.875%	1,200,000	915,068
Total			2,752,937
Ivory Coast 0.0%
Ivory Coast Government International Bond(b)
02/25/2041	6.750%	4,240,000	4,044,249
Kazakhstan 0.0%
KazMunayGas National Co. JSC(b)
04/19/2027	4.750%	300,000	300,850
04/24/2030	5.375%	962,000	989,342
04/14/2033	3.500%	703,000	645,854
KazTransGas JSC(b)
09/26/2027	4.375%	200,000	199,608
Total			2,135,654
Foreign Government Obligations(a),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.4%
Comision Federal de Electricidad(b)
05/15/2029	4.688%		2,797,000	2,794,678
01/24/2030	5.700%		1,425,000	1,460,316
01/24/2035	6.450%		1,975,000	2,041,696
Eagle Funding Luxco Sarl(b)
08/17/2030	5.500%		2,825,000	2,880,247
Mexico City Airport Trust(b)
10/31/2026	4.250%		1,435,000	1,433,427
04/30/2028	3.875%		420,000	414,261
10/31/2046	5.500%		2,303,000	2,027,551
07/31/2047	5.500%		5,582,000	4,873,884
Mexico Government International Bond
04/27/2032	4.750%		250,000	245,780
03/22/2033	5.375%		3,885,000	3,894,642
05/19/2033	4.875%		987,000	959,775
02/09/2035	6.350%		470,000	495,852
09/22/2035	5.625%		2,309,000	2,309,138
05/13/2037	6.875%		2,117,000	2,289,165
01/29/2038	6.625%		978,000	1,033,228
05/13/2055	7.375%		734,000	805,151
Pemex Project Funding Master Trust
06/15/2038	6.625%		229,000	214,957
Petroleos Mexicanos
01/23/2029	6.500%		625,000	638,792
06/02/2029	8.750%		3,000,000	3,228,178
01/23/2030	6.840%		5,260,000	5,399,219
01/28/2031	5.950%		3,025,000	2,961,680
02/16/2032	6.700%		6,281,000	6,302,761
02/07/2033	10.000%		910,000	1,063,377
06/15/2035	6.625%		900,000	861,095
09/21/2047	6.750%		1,257,000	1,044,321
Total				51,673,171
Morocco 0.0%
OCP SA(b)
06/23/2031	3.750%		357,000	336,741
05/02/2034	6.750%		4,695,000	5,096,025
Total				5,432,766
Netherlands 0.0%
TenneT Holding BV(b)
10/28/2042	4.750%	EUR	1,035,000	1,358,657
Norway 0.0%
Equinor ASA
09/03/2030	4.500%		787,000	803,952
11/14/2035	4.750%		2,965,000	2,982,460
Total				3,786,412
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Foreign Government Obligations(a),(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panama 0.0%
Banco Nacional de Panama(b)
08/11/2030	2.500%	875,000	788,777
08/11/2030	2.500%	600,000	540,875
Total			1,329,652
Peru 0.0%
Corporación Financiera de Desarrollo SA(b)
09/28/2027	2.400%	600,000	585,721
Petroleos del Peru SA(b)
06/19/2032	4.750%	2,100,000	1,540,133
Total			2,125,854
Romania 0.1%
Romanian Government International Bond(b)
09/16/2030	5.750%	3,620,000	3,762,028
03/24/2035	5.750%	2,122,000	2,143,969
03/24/2035	5.750%	200,000	202,071
05/16/2036	6.625%	4,338,000	4,616,659
Total			10,724,727
Serbia 0.1%
Serbia International Bond(b)
12/01/2030	2.125%	6,640,000	5,909,983
South Africa 0.1%
Eskom Holdings SOC Ltd.(b)
08/10/2028	6.350%	1,739,000	1,793,262
08/10/2028	6.350%	213,000	219,646
08/10/2028	8.450%	3,985,000	4,266,558
08/10/2028	8.450%	451,000	482,865
Republic of South Africa Government International Bond
06/22/2030	5.875%	750,000	776,730
04/20/2032	5.875%	2,300,000	2,379,252
Republic of South Africa Government International Bond(b)
11/19/2036	7.100%	1,875,000	2,017,964
11/19/2054	7.950%	925,000	999,201
Total			12,935,478
Total Foreign Government Obligations (Cost $218,618,851)			225,020,315

Municipal Bonds 0.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of Michigan
Revenue Bonds
Taxable
Series 2022A
04/01/2122	4.454%	4,020,000	3,295,554
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Virginia
Refunding Revenue Bonds
Taxable
Series 2021B
11/01/2051	2.584%	2,020,000	1,294,491
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%	725,000	557,179
Total			5,147,224
Hospital 0.0%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars-Sinai Health System
Series 2021
08/15/2051	3.000%	1,740,000	1,308,231
Local General Obligation 0.0%
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	3,290,694
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	3,000,000	2,449,940
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%	2,500,000	2,470,243
Total			4,920,183
Turnpike / Bridge / Toll Road 0.0%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	2,084,312
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	1,782,338
Total			3,866,650
Total Municipal Bonds (Cost $21,811,992)			18,532,982

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency 25.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2011-84 Class Z
09/25/2041	5.250%	1,336,645	1,396,328
Fannie Mae REMICS(c),(f)
CMO Series 2016-78 Class CS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2039	2.318%	10,170,284	737,225
CMO Series 2018-67 Class SH
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	2.418%	3,642,283	499,431
Fannie Mae REMICS(f)
CMO Series 2020-58 Class IC
07/25/2050	5.500%	3,306,997	814,087
Federal Home Loan Mortgage Corp.
10/01/2028- 07/01/2032	7.000%	45,332	47,541
10/01/2031- 09/01/2054	6.000%	3,980,771	4,092,180
04/01/2033- 06/01/2055	5.500%	80,737,072	82,775,682
10/01/2039- 12/01/2054	5.000%	51,501,974	51,878,548
03/01/2041- 12/01/2054	4.500%	94,190,177	93,558,479
01/01/2042- 12/01/2052	4.000%	90,022,870	87,794,196
06/01/2043- 03/01/2052	3.500%	34,176,028	32,777,067
08/01/2046- 06/01/2052	3.000%	69,757,016	63,741,876
06/01/2050- 01/01/2054	2.500%	238,682,375	208,819,320
12/01/2050- 04/01/2052	2.000%	65,315,300	54,382,014
08/01/2055	6.500%	4,775,009	4,957,408
CMO Series 2060 Class Z
05/15/2028	6.500%	13,660	13,867
CMO Series 2310 Class Z
04/15/2031	6.000%	17,344	17,855
CMO Series 2725 Class TA
12/15/2033	4.500%	1,020,579	1,033,679
CMO Series 2882 Class ZC
11/15/2034	6.000%	1,961,217	2,078,573
CMO Series 2953 Class LZ
03/15/2035	6.000%	1,464,952	1,552,090
CMO Series 3028 Class ZE
09/15/2035	5.500%	174,753	178,744
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3032 Class PZ
09/15/2035	5.800%	423,625	448,893
CMO Series 3121 Class EZ
03/15/2036	6.000%	47,983	50,607
CMO Series 3181 Class AZ
07/15/2036	6.500%	20,025	21,371
CMO Series 353 Class 300
12/15/2046	3.000%	4,176,277	3,918,137
CMO Series 3740 Class BA
10/15/2040	4.000%	893,042	882,534
CMO Series 3747 Class HY
10/15/2040	4.500%	2,292,601	2,327,999
CMO Series 3753 Class KZ
11/15/2040	4.500%	3,888,094	3,943,426
CMO Series 3769 Class ZC
12/15/2040	4.500%	1,895,581	1,923,171
CMO Series 3841 Class JZ
04/15/2041	5.000%	179,844	185,069
CMO Series 3888 Class ZG
07/15/2041	4.000%	368,943	363,054
CMO Series 3926 Class NY
09/15/2041	4.000%	310,039	309,982
CMO Series 3928 Class MB
09/15/2041	4.500%	688,173	696,386
CMO Series 3934 Class CB
10/15/2041	4.000%	2,171,362	2,149,012
CMO Series 3982 Class TZ
01/15/2042	4.000%	841,295	837,191
CMO Series 4027 Class AB
12/15/2040	4.000%	892,331	892,858
CMO Series 4057 Class ZB
06/15/2042	3.500%	4,444,221	4,291,201
CMO Series 4057 Class ZL
06/15/2042	3.500%	4,801,887	4,654,699
CMO Series 4091 Class KB
08/15/2042	3.000%	6,500,000	6,258,907
CMO Series 4440 Class ZX
01/15/2045	4.000%	12,662,051	12,405,197
CMO Series 4463 Class ZA
04/15/2045	4.000%	3,593,489	3,523,245
CMO Series 4495 Class PA
09/15/2043	3.500%	67,029	66,827
CMO Series 4682 Class HZ
04/15/2047	3.500%	2,482,367	2,367,049
CMO Series 4771 Class HZ
03/15/2048	3.500%	10,403,976	9,815,824
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4787 Class PY
05/15/2048	4.000%	835,736	820,555
CMO Series 4793 Class CD
06/15/2048	3.000%	719,111	660,494
CMO Series 4839 Class A
04/15/2051	4.000%	2,139,171	2,094,230
CMO Series 4941 Class CZ
11/25/2049	3.000%	1,071,038	974,879
Federal Home Loan Mortgage Corp.(c),(f)
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 11/15/2043	2.327%	8,262,456	850,416
CMO Series 2013-4258 Class SJ
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 10/15/2043	2.877%	2,356,692	402,812
CMO Series 2014-4313 Class MS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/15/2039	2.377%	2,814,591	271,901
CMO Series 264 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2042	2.177%	4,639,757	490,854
CMO Series 274 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/15/2042	2.227%	5,934,323	669,199
CMO Series 279 Class S6
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	2.277%	4,118,132	481,290
CMO Series 299 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2043	2.227%	2,399,319	304,855
CMO Series 300 Class S1
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 01/15/2043	2.327%	6,157,582	729,112
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 326 Class S2
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 03/15/2044	2.177%	10,014,615	1,114,092
CMO Series 336 Class 30
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2044	2.277%	4,235,536	492,866
CMO Series 3404 Class AS
-1.0 x 30-day Average SOFR + 5.781% Cap 5.895% 01/15/2038	2.122%	1,056,995	111,091
CMO Series 3578 Class DI
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 04/15/2036	2.877%	1,452,594	129,602
CMO Series 3833 Class LI
-1.0 x 30-day Average SOFR + 0.286% 10/15/2040	2.209%	3,356,175	332,869
CMO Series 3892 Class SC
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 07/15/2041	2.177%	2,139,969	236,775
CMO Series 3997 Class SK
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 11/15/2041	2.827%	1,942,599	171,110
CMO Series 4087 Class SC
-1.0 x 30-day Average SOFR + 5.436% Cap 5.550% 07/15/2042	1.777%	2,872,067	243,513
CMO Series 4281 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/15/2043	2.327%	4,715,435	448,370
CMO Series 4635 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/15/2046	2.327%	6,636,958	428,165
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4910 Class SG
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/25/2049	2.268%	12,812,516	1,878,406
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	2.277%	5,481,064	597,857
CMO STRIPS Series 337 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2044	2.277%	7,101,546	800,512
Federal Home Loan Mortgage Corp.(c)
CMO Series 2380 Class F
30-day Average SOFR + 0.564% Floor 0.450%, Cap 8.500% 11/15/2031	4.223%	11,232	11,232
CMO Series 2557 Class FG
30-day Average SOFR + 0.514% Floor 0.400%, Cap 8.000% 01/15/2033	4.173%	27,939	27,931
CMO Series 2962 Class PF
30-day Average SOFR + 0.364% Floor 0.250%, Cap 7.000% 03/15/2035	4.023%	8,996	8,991
CMO Series 2981 Class FU
30-day Average SOFR + 0.314% Floor 0.200%, Cap 8.000% 05/15/2030	3.973%	87,747	87,402
CMO Series 3065 Class EB
-3.0 x 30-day Average SOFR + 19.547% Cap 19.890% 11/15/2035	8.572%	213,404	237,152
CMO Series 3081 Class GC
-3.7 x 30-day Average SOFR + 23.414% Cap 23.833% 12/15/2035	10.000%	333,430	386,164
CMO Series 3085 Class FV
30-day Average SOFR + 0.814% Floor 0.700%, Cap 8.000% 08/15/2035	4.473%	285,745	287,395
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3564 Class FC
30-day Average SOFR + 1.364% Floor 1.250%, Cap 6.500% 01/15/2037	5.033%	134,505	137,394
CMO Series 3680 Class FA
30-day Average SOFR + 1.114% Floor 1.000%, Cap 6.000% 06/15/2040	4.773%	384,516	389,560
CMO Series 3852 Class QN
-3.6 x 30-day Average SOFR + 26.796% Cap 5.500% 05/15/2041	5.500%	13,122	12,716
Federal Home Loan Mortgage Corp.(f)
CMO Series 303 Class C21
01/15/2043	4.000%	7,438,271	1,125,145
CMO Series 303 Class C30
12/15/2042	4.500%	4,857,426	701,113
CMO Series 364 Class C15
12/15/2046	3.500%	3,241,697	481,440
CMO Series 4146 Class IA
12/15/2032	3.500%	2,757,864	208,050
CMO Series 4186 Class IB
03/15/2033	3.000%	2,685,569	175,366
CMO Series 4627 Class PI
05/15/2044	3.500%	615,872	8,502
CMO Series 4698 Class BI
07/15/2047	5.000%	8,520,132	1,588,102
CMO Series 5048 Class HI
01/15/2042	4.500%	2,104,730	393,532
CMO Series 5078 Class NI
06/15/2042	4.000%	2,740,000	424,356
STRIPS
11/15/2052	4.000%	6,626,405	1,512,816
11/15/2052	4.500%	7,746,507	2,021,775
Federal Home Loan Mortgage Corp.(e),(f)
CMO Series 351 Class 213
02/15/2046	4.277%	234,410	39,653
CMO Series 364 Class 141
12/15/2046	2.772%	273,948	35,041
CMO Series 364 Class 151
12/15/2046	3.364%	264,073	38,480
CMO Series 364 Class 158
12/15/2046	3.743%	142,511	23,089
CMO Series 364 Class 167
12/15/2046	2.567%	254,785	27,574
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 364 Class C23
12/15/2046	2.942%	3,233,683	418,158
CMO Series 364 Class C24
12/15/2046	3.436%	1,811,784	275,013
CMO Series 364 Class C25
12/15/2046	4.037%	547,080	95,447
CMO Series 368 Class C15
01/25/2048	3.270%	3,318,257	449,120
CMO Series 5094 Class IO
12/15/2048	1.387%	11,943,032	827,447
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(e),(f)
CMO Series K058 Class X1
08/25/2026	0.892%	2,177,226	4,588
CMO Series KW02 Class X1
12/25/2026	0.096%	6,944,276	3,307
Federal Home Loan Mortgage Corp. REMICS(c),(f)
CMO Series 204236 Class IS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/15/2043	2.227%	7,969,188	859,882
CMO Series 204419 Class BS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2053	2.277%	22,112,041	3,024,346
CMO Series 204461 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 04/15/2045	2.427%	4,310,560	634,594
CMO Series 204839 Class WS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 08/15/2056	2.327%	32,413,763	4,835,748
CMO Series 4942 Class SG
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 01/25/2050	2.268%	8,895,381	1,010,655
Federal Home Loan Mortgage Corp. REMICS(f)
CMO Series 204695 Class OI
06/15/2047	4.000%	2,412,570	407,025
CMO Series 204864 Class IU
12/15/2048	4.500%	2,342,094	423,742
CMO Series 205012 Class MI
09/25/2050	4.000%	7,100,880	1,416,996
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 205038 Class ID
11/25/2050	3.500%	24,327,930	4,328,819
CMO Series 4257 Class IK
12/15/2042	4.000%	2,504,972	398,631
CMO Series 4999 Class IA
08/25/2050	4.500%	21,118,186	4,490,324
CMO Series 5043 Class IO
11/25/2050	5.000%	12,692,319	3,103,447
CMO Series 5058 Class NI
06/25/2050	3.000%	13,046,350	2,088,060
CMO Series 5079 Class DI
02/25/2051	6.500%	6,679,633	1,074,810
CMO Series 5081 Class PI
03/25/2051	3.000%	36,649,275	6,115,478
CMO Series 5088 Class IB
03/25/2051	2.500%	21,425,416	3,038,711
CMO Series 5095 Class AI
04/25/2051	3.500%	16,926,537	2,929,740
CMO Series 5113 Class MI
06/25/2051	3.500%	15,323,034	2,926,909
CMO Series 5115 Class GI
09/25/2050	3.000%	9,249,871	1,809,395
CMO Series 5148 Class EI
10/25/2051	3.000%	37,420,493	5,703,119
CMO Series 5153 Class JI
10/25/2051	3.500%	6,811,335	1,246,619
CMO Series 5217 Class PI
04/25/2052	3.500%	4,099,189	337,872
CMO Series 5223 Class IM
02/25/2042	5.500%	7,005,967	1,029,669
Federal Home Loan Mortgage Corp. REMICS
CMO Series 3843 Class JZ
04/15/2041	5.100%	1,070,082	1,113,475
CMO Series 4372 Class Z
08/15/2044	3.000%	2,485,314	2,323,841
CMO Series 4402 Class YB
10/15/2044	3.000%	1,988,025	1,867,561
CMO Series 4612 Class HZ
08/15/2046	2.500%	7,594,552	6,717,378
CMO Series 4753 Class VZ
12/15/2047	3.000%	1,274,046	1,070,927
CMO Series 4755 Class Z
02/15/2048	3.000%	1,166,548	1,055,873
CMO Series 4765 Class PZ
01/15/2048	3.000%	3,821,967	3,151,383
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5237 Class GA
09/25/2046	4.000%	1,687,018	1,670,390
Federal Home Loan Mortgage Corp. REMICS(e),(f)
CMO Series 5065 Class EI
11/25/2044	5.326%	1,002,065	178,393
Federal National Mortgage Association
12/01/2026- 08/01/2027	8.000%	523	526
04/01/2027- 06/01/2032	7.500%	9,476	9,802
05/01/2029- 07/01/2054	6.000%	49,903,370	51,436,081
05/01/2029- 03/01/2053	7.000%	696,716	732,521
03/01/2033- 02/01/2055	5.500%	98,274,183	100,146,611
09/01/2033- 11/01/2053	3.000%	213,023,639	193,823,456
10/01/2033- 08/01/2052	3.500%	80,174,872	76,440,414
02/01/2037- 06/01/2062	2.500%	291,916,529	255,644,296
07/01/2039- 02/01/2055	5.000%	113,423,171	114,402,871
08/01/2040- 04/01/2052	2.000%	253,678,974	212,371,686
10/01/2040- 06/01/2056	4.500%	58,283,627	57,855,857
02/01/2041- 11/01/2052	4.000%	96,982,219	94,843,742
11/01/2050- 11/01/2051	1.500%	30,068,426	23,928,374
01/01/2053- 02/01/2054	6.500%	8,630,621	8,962,748
CMO Series 2003-22 Class Z
04/25/2033	6.000%	52,214	54,484
CMO Series 2003-33 Class PT
05/25/2033	4.500%	2,172	2,170
CMO Series 2007-50 Class DZ
06/25/2037	5.500%	287,524	301,274
CMO Series 2010-139 Class HA
11/25/2040	4.000%	1,173,462	1,141,474
CMO Series 2011-18 Class ZK
03/25/2041	4.000%	2,206,975	2,206,505
CMO Series 2011-53 Class WT
06/25/2041	4.500%	186,145	188,259
CMO Series 2011-87 Class GB
09/25/2041	4.500%	6,751,281	6,848,174
CMO Series 2012-121 Class GZ
11/25/2042	3.500%	7,814,088	7,536,627
CMO Series 2012-68 Class ZA
07/25/2042	3.500%	6,136,978	5,903,822
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-94
09/25/2042	3.500%	7,092,151	6,847,770
CMO Series 2013-106 Class LA
08/25/2041	4.000%	1,138,384	1,136,418
CMO Series 2013-66 Class AP
05/25/2043	6.000%	38,654	37,578
CMO Series 2018-38 Class PA
06/25/2047	3.500%	286,292	280,837
CMO Series 2018-64 Class ET
09/25/2048	3.000%	2,061,927	1,901,611
CMO Series 2018-94D Class KD
12/25/2048	3.500%	557,784	523,050
CMO Series 2019-9 Class DZ
03/25/2049	4.000%	2,590,428	2,498,070
CMO Series 98-17 Class Z
04/18/2028	6.500%	1,419	1,423
Federal National Mortgage Association(c),(f)
CMO Series 2004-29 Class PS
-1.0 x 30-day Average SOFR + 7.486% Cap 7.600% 05/25/2034	3.818%	671,191	81,070
CMO Series 2006-43 Class SJ
-1.0 x 30-day Average SOFR + 6.476% Cap 6.590% 06/25/2036	2.808%	479,583	57,306
CMO Series 2009-100 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 12/25/2039	2.418%	1,668,308	197,993
CMO Series 2009-87 Class NS
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 11/25/2039	2.468%	2,200,651	213,479
CMO Series 2010-131 Class SA
-1.0 x 30-day Average SOFR + 6.486% Cap 6.600% 11/25/2040	2.818%	2,136,508	310,465
CMO Series 2010-21 Class SA
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 03/25/2040	2.468%	3,502,392	264,834
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-57 Class SA
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 06/25/2040	2.668%	907,365	100,376
CMO Series 2011-131 Class ST
-1.0 x 30-day Average SOFR + 6.426% Cap 6.540% 12/25/2041	2.758%	12,261,762	1,656,781
CMO Series 2011-47 Class GS
-1.0 x 30-day Average SOFR + 5.816% Cap 5.930% 06/25/2041	2.148%	2,900,042	287,245
CMO Series 2012-17 Class MS
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2027	2.918%	28,320	146
CMO Series 2013-10 Class SJ
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2043	2.368%	2,892,097	354,526
CMO Series 2013-124 Class SB
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 12/25/2043	2.168%	15,520,473	1,702,881
CMO Series 2013-19 Class KS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2041	2.418%	2,132,604	165,584
CMO Series 2013-34 Class SC
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2043	2.368%	8,268,616	1,247,918
CMO Series 2014-40 Class HS
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 07/25/2044	2.918%	2,131,066	313,430
CMO Series 2014-52 Class SL
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2044	2.318%	3,725,175	445,890
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-81 Class SD
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 01/25/2037	2.918%	1,698,767	132,810
CMO Series 2016-19 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2046	2.318%	2,585,758	229,792
CMO Series 2016-32 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 10/25/2034	2.318%	1,180,929	112,999
CMO Series 2016-60 Class QS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2046	2.318%	3,331,096	253,744
CMO Series 2016-60 Class SD
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2046	2.318%	20,241,097	1,518,024
CMO Series 2016-60 Class SE
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 09/25/2046	2.468%	3,392,256	357,815
CMO Series 2016-82 Class SG
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 11/25/2046	2.318%	4,699,336	352,906
CMO Series 2016-88 Class BS
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 12/25/2046	2.318%	8,627,722	1,099,464
CMO Series 2016-93 Class SL
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2046	2.868%	1,886,298	170,063
CMO Series 2017-26 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 04/25/2047	2.368%	3,119,501	230,463
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-57 Class SD
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 08/25/2047	0.168%	4,599,664	224,771
CMO Series 2018-43 Class SE
-1.0 x 30-day Average SOFR + 6.136% Cap 6.250% 09/25/2038	2.468%	2,756,045	294,276
CMO Series 2018-61 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 08/25/2048	2.418%	2,054,965	178,699
CMO Series 2019-35 Class SH
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2049	2.368%	8,657,639	797,282
CMO Series 2019-39 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 08/25/2049	2.318%	8,337,566	807,615
Federal National Mortgage Association(c)
CMO Series 2004-93 Class FC
30-day Average SOFR + 0.314% Floor 0.200%, Cap 8.000% 12/25/2034	3.982%	90,627	90,312
CMO Series 2006-71 Class SH
-2.6 x 30-day Average SOFR + 15.437% Cap 15.738% 05/25/2035	5.819%	90,584	97,622
CMO Series 2007-90 Class F
30-day Average SOFR + 0.604% Floor 0.490%, Cap 7.000% 09/25/2037	4.272%	4,084	4,083
CMO Series 2007-W7 Class 1A4
-6.0 x 30-day Average SOFR + 38.493% Cap 39.180% 07/25/2037	16.490%	32,013	44,637
CMO Series 2008-15 Class AS
-5.0 x 30-day Average SOFR + 32.428% Cap 33.000% 08/25/2036	14.092%	141,081	194,534
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-142 Class HS
-2.0 x 30-day Average SOFR + 9.771% Cap 10.000% 12/25/2040	2.434%	411,517	312,470
CMO Series 2010-150 Class FL
30-day Average SOFR + 0.664% Floor 0.550%, Cap 7.000% 10/25/2040	4.332%	70,519	70,541
CMO Series 2012-1 Class FA
30-day Average SOFR + 0.614% Floor 0.500%, Cap 6.500% 02/25/2042	4.282%	538,459	536,188
CMO Series 2012-115 Class MT
-3.0 x 30-day Average SOFR + 13.157% Cap 4.500% 10/25/2042	2.151%	310,600	243,357
CMO Series 2016-32 Class GT
-4.5 x 30-day Average SOFR + 17.485% Cap 4.500% 01/25/2043	0.976%	32,299	24,242
Federal National Mortgage Association(f)
CMO Series 2013-16 Class MI
03/25/2043	4.000%	2,383,016	187,580
CMO Series 2013-23 Class AI
03/25/2043	5.000%	3,413,936	524,848
CMO Series 2013-35 Class IB
04/25/2033	3.000%	3,020,452	216,714
CMO Series 2013-41 Class HI
02/25/2033	3.000%	2,837,784	130,390
CMO Series 2015-54 Class GI
07/25/2045	5.500%	14,945,306	2,009,201
CMO Series 2020-42 Class AI
06/25/2050	2.500%	15,033,257	1,515,512
CMO Series 2020-72 Class LI
12/25/2040	5.000%	3,622,879	648,694
CMO Series 20434 Class C24
06/25/2053	4.500%	26,536,898	5,534,628
CMO Series 385 Class 8
12/25/2037	5.500%	1,235,548	214,460
CMO Series 426 Class C58
03/25/2052	3.000%	30,229,750	5,030,076
CMO Series 427 Class C17
01/25/2035	3.000%	7,749,477	666,545
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 427 Class C57
02/25/2032	2.500%	37,126,738	1,951,040
STRIPS
01/25/2052	4.500%	2,152,559	545,261
Federal National Mortgage Association(e),(f)
CMO Series 2021-24 Class IO
03/25/2059	1.061%	7,714,547	473,796
Federal National Mortgage Association REMICS
CMO Series 2010-136 Class CY
12/25/2040	4.000%	1,139,176	1,135,806
CMO Series 2012-105 Class Z
10/25/2042	3.500%	2,050,218	1,976,347
CMO Series 2013-18 Class ZA
03/25/2043	3.000%	2,765,506	2,593,561
CMO Series 2013-70 Class JZ
07/25/2043	3.000%	14,469,754	13,571,091
CMO Series 2018-11 Class BX
12/25/2047	4.000%	7,256,134	7,122,735
CMO Series 2019-70 Class CB
12/25/2049	3.500%	2,136,908	2,008,778
CMO Series 2020-46 Class JG
07/25/2050	2.000%	1,633,012	1,370,558
Federal National Mortgage Association REMICS(f)
CMO Series 2013-10 Class GI
02/25/2033	3.000%	4,639,306	306,349
CMO Series 2015-86 Class MI
11/25/2045	5.500%	4,237,046	605,719
CMO Series 2017-54 Class ID
07/25/2047	4.000%	1,853,535	312,693
CMO Series 2020-47 Class DI
07/25/2050	4.000%	36,284,197	6,913,395
CMO Series 2020-74 Class HI
10/25/2050	5.500%	5,247,293	883,823
CMO Series 2020-99 Class IB
05/25/2050	3.500%	10,322,111	1,832,046
CMO Series 2021-1 Class IB
02/25/2061	3.500%	11,182,250	1,939,351
CMO Series 2021-74 Class LI
11/25/2051	3.500%	18,459,371	3,880,689
CMO Series 2021-94 Class AI
01/25/2052	3.000%	21,356,628	3,567,121
CMO Series 2022-38 Class IH
07/25/2052	4.500%	2,777,777	547,930
CMO Series 2022-5 Class LI
02/25/2052	3.000%	23,240,298	2,617,978
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association REMICS(c),(f)
CMO Series 2013-136 Class SB
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 01/25/2044	2.118%	7,743,922	877,717
CMO Series 2017-14 Class DS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 03/25/2047	2.268%	7,014,615	918,555
CMO Series 2017-38 Class S
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 05/25/2047	2.318%	11,840,983	1,558,320
CMO Series 2018-45 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 06/25/2048	2.418%	8,598,145	1,149,479
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	2.268%	29,017,706	3,358,942
CMO Series 3908 Class XS
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 06/15/2039	2.677%	6,071,052	714,160
Freddie Mac REMICS(c),(f)
CMO Series 204314 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	2.227%	2,583,440	247,331
CMO Series 4715 Class JS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 08/15/2047	2.377%	4,163,576	524,596
CMO Series 4795 Class MS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 06/15/2048	2.377%	3,500,741	474,824
Freddie Mac REMICS(f)
CMO Series 4927 Class IO
11/25/2049	5.000%	7,167,643	1,551,585
CMO Series 4999 Class QI
05/25/2050	4.000%	161,144	30,866
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5093 Class IV
12/25/2050	4.500%	7,261,139	1,669,903
CMO Series 5093 Class VI
12/25/2050	4.500%	12,419,280	2,856,162
CMO Series 5282A Class GI
02/25/2050	4.000%	2,148,813	453,413
Freddie Mac REMICS
CMO Series 5525 Class LZ
04/25/2055	5.000%	1,773,280	1,766,603
Government National Mortgage Association
05/15/2040- 05/20/2053	5.000%	4,900,920	4,977,917
05/20/2041- 05/20/2053	4.500%	21,703,294	21,715,780
02/15/2042- 10/20/2052	4.000%	39,323,705	38,331,726
08/20/2042- 10/20/2052	3.500%	41,181,646	39,559,604
12/20/2046- 06/20/2052	3.000%	33,000,017	30,337,173
10/20/2049- 04/20/2052	2.500%	26,729,639	23,627,907
12/20/2050- 03/20/2052	2.000%	30,331,238	25,702,530
01/20/2053- 07/20/2055	5.500%	50,892,227	51,891,113
04/20/2053	6.000%	7,846,308	8,057,152
03/20/2054	6.500%	1,967,094	2,048,647
CMO Series 2005-45 Class ZA
06/16/2035	6.000%	1,894,724	1,981,686
CMO Series 2009-104 Class YD
11/20/2039	5.000%	984,514	1,020,093
CMO Series 2009-55 Class LX
07/20/2039	5.000%	1,200,701	1,207,221
CMO Series 2009-67 Class DB
08/20/2039	5.000%	1,327,712	1,396,024
CMO Series 2010-108 Class WL
04/16/2040	4.000%	1,350,285	1,352,310
CMO Series 2010-120 Class AY
09/20/2040	4.000%	1,270,301	1,267,267
CMO Series 2010-135 Class PE
10/16/2040	4.000%	3,006,712	3,016,886
CMO Series 2014-3 Class EP
02/16/2043	2.750%	3,083,921	3,002,578
CMO Series 2016-111 Class PB
08/20/2046	2.500%	1,097,000	857,418
CMO Series 2018-1 Class LZ
01/20/2048	3.000%	4,717,657	3,939,785
CMO Series 2018-115 Class DE
08/20/2048	3.500%	1,082,262	1,008,199
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-147 Class BZ
10/20/2048	3.500%	3,787,529	3,675,565
CMO Series 2018-53 Class AL
11/20/2045	3.500%	530,068	525,895
CMO Series 2023-111 Class ZL
08/20/2053	6.000%	3,251,920	3,362,553
Government National Mortgage Association(c)
1-year CMT + 1.140% 03/20/2066	4.750%	24,148	24,327
1-year CMT + 0.647% 04/20/2066	4.257%	58,263	58,578
CMO Series 2006-37 Class AS
-6.0 x 1-month Term SOFR + 38.973% Cap 39.660% 07/20/2036	16.970%	328,839	460,412
CMO Series 2010-H03 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 10.690% 03/20/2060	4.332%	66,684	66,749
CMO Series 2010-H26 Class LF
1-month Term SOFR + 0.464% Floor 0.350%, Cap 13.898% 08/20/2058	4.147%	4,638	4,631
CMO Series 2012-H20 Class BA
1-month Term SOFR + 0.814% Floor 0.700%, Cap 10.500% 09/20/2062	4.357%	11,945	11,960
CMO Series 2012-H21 Class CF
1-month Term SOFR + 0.814% Floor 0.700% 05/20/2061	4.497%	100	101
CMO Series 2012-H21 Class DF
1-month Term SOFR + 0.764% Floor 0.650% 05/20/2061	4.447%	89	90
CMO Series 2012-H25 Class FA
1-month Term SOFR + 0.814% Floor 0.700% 12/20/2061	4.497%	28,039	27,710
CMO Series 2013-H02 Class FD
1-month Term SOFR + 0.454% Floor 0.340%, Cap 10.500% 12/20/2062	4.137%	26,264	26,214
CMO Series 2013-H05 Class FB
1-month Term SOFR + 0.514% Floor 0.400% 02/20/2062	4.186%	1,953	1,941
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H08 Class BF
1-month Term SOFR + 0.514% Floor 0.400%, Cap 10.000% 03/20/2063	4.197%	252,620	251,620
CMO Series 2013-H14 Class FD
1-month Term SOFR + 0.584% Floor 0.470%, Cap 11.000% 06/20/2063	4.267%	101,403	101,370
CMO Series 2013-H17 Class FA
1-month Term SOFR + 0.664% Floor 0.550%, Cap 11.000% 07/20/2063	4.347%	14,749	14,764
CMO Series 2013-H18 Class EA
1-month Term SOFR + 0.614% Floor 0.500%, Cap 10.190% 07/20/2063	4.297%	7,562	7,564
CMO Series 2013-H19 Class FC
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.000% 08/20/2063	4.397%	81,536	81,696
CMO Series 2015-H26 Class FC
1-month Term SOFR + 0.714% Floor 0.600%, Cap 11.000% 08/20/2065	4.397%	5,241	5,250
CMO Series 2017-H03 Class FB
1-month Term SOFR + 0.764% Floor 0.650%, Cap 15.000% 06/20/2066	4.447%	145,669	146,019
CMO Series 2018-H04 Class FM
1-month Term SOFR + 0.414% Floor 0.300%, Cap 11.000% 03/20/2068	4.097%	535,125	533,804
CMO Series 2019-H01 Class FL
1-month Term SOFR + 0.564% Floor 0.450%, Cap 11.000% 12/20/2068	4.247%	103,915	103,862
CMO Series 2019-H10 Class FM
1-month Term SOFR + 0.514% Floor 0.400%, Cap 11.000% 05/20/2069	4.197%	421,118	420,610
CMO Series 2020-H13 Class FM
1-month Term SOFR + 0.514% Floor 0.400%, Cap 11.000% 08/20/2070	4.197%	703,488	702,185
CMO Series 2022-H09 Class EF
30-day Average SOFR + 0.450% Floor 0.450%, Cap 11.000% 04/20/2072	4.112%	1,555,641	1,553,419
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c),(f)
CMO Series 2010-31 Class ES
-1.0 x 1-month Term SOFR + 4.886% Cap 5.000% 03/20/2040	1.218%	4,993,006	391,621
CMO Series 2011-13 Class S
-1.0 x 1-month Term SOFR + 5.836% Cap 5.950% 01/16/2041	2.176%	3,056,359	326,387
CMO Series 2011-30 Class SB
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 02/20/2041	2.818%	1,400,246	147,598
CMO Series 2015-155 Class SA
-1.0 x 1-month Term SOFR + 5.586% Cap 5.700% 10/20/2045	1.918%	2,193,960	239,109
CMO Series 2017-93 Class CS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2047	2.418%	6,778,370	1,094,415
CMO Series 2018-104 Class SD
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	2.418%	10,828,813	1,320,077
CMO Series 2019-123 Class SP
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2049	2.318%	9,262,322	1,161,234
CMO Series 2019-13 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	2.318%	6,991,877	862,913
CMO Series 2019-30 Class SH
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	2.268%	11,246,526	1,236,256
CMO Series 2019-6 Class SJ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2049	2.318%	5,974,177	737,276
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-86 Class SG
-1.0 x 1-month Term SOFR + 5.486% Cap 5.600% 07/20/2049	1.818%	2,574,008	177,561
CMO Series 2020-112 Class SB
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 08/20/2050	2.468%	3,109,587	469,006
CMO Series 2020-62 Class ES
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	2.368%	29,062,585	3,978,775
CMO Series 2021-1 Class QS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 01/20/2051	2.518%	4,370,556	637,616
CMO Series 2021-49 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	2.518%	16,303,835	2,354,468
CMO Series 2024-134 Class SN
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/20/2054	2.289%	6,943,935	597,633
Government National Mortgage Association(e)
CMO Series 2010-H17 Class XQ
07/20/2060	5.142%	1,370	1,386
CMO Series 2017-H04 Class DA
12/20/2066	4.424%	274	274
Series 2003-72 Class Z
11/16/2045	5.489%	133,481	133,229
Government National Mortgage Association(f)
CMO Series 2013-3 Class IT
01/20/2043	5.000%	2,377,978	477,713
CMO Series 2016-88 Class PI
07/20/2046	4.000%	4,507,784	742,641
CMO Series 2016-89 Class HI
07/20/2046	3.500%	1,662,443	290,199
CMO Series 2017-101 Class AI
07/20/2047	4.000%	2,989,388	491,610
CMO Series 2017-52 Class AI
04/20/2047	6.000%	1,972,751	281,089
CMO Series 2017-68 Class TI
05/20/2047	5.500%	813,007	115,640
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-88 Class JI
09/20/2046	5.500%	1,304,292	215,579
CMO Series 2019-110 Class PI
09/20/2049	3.500%	17,483,082	3,318,701
CMO Series 2019-99 Class AI
08/16/2049	4.000%	4,499,826	922,336
CMO Series 2020-129 Class GI
09/20/2050	3.000%	21,329,547	3,527,491
CMO Series 2020-134 Class AI
09/20/2050	3.000%	7,941,123	1,327,015
CMO Series 2021-57 Class IA
12/20/2050	2.500%	2,591,725	368,213
CMO Series 2021-7 Class BI
01/20/2051	2.000%	34,873,716	4,205,662
CMO Series 2021-7 Class QI
01/20/2051	2.500%	6,652,122	958,780
CMO Series 2021-81 Class IM
05/20/2051	3.500%	2,956,308	585,313
CMO Series 2022-125 Class PI
07/20/2052	5.000%	7,647,523	1,212,467
CMO Series 2023-70 Class JI
06/20/2052	5.500%	1,988,762	339,514
CMO Series 2024-97 Class IO
02/20/2053	5.000%	28,864,553	6,565,078
Government National Mortgage Association(e),(f)
CMO Series 2014-150 Class IO
07/16/2056	0.431%	8,209,561	174,911
CMO Series 2014-H05 Class AI
02/20/2064	1.636%	817,677	27,515
CMO Series 2014-H14 Class BI
06/20/2064	1.699%	1,537,814	42,810
CMO Series 2014-H15 Class HI
05/20/2064	1.449%	876,450	43,979
CMO Series 2014-H20 Class HI
10/20/2064	1.376%	142,391	9,347
CMO Series 2015-163 Class IO
12/16/2057	0.727%	1,484,280	53,521
CMO Series 2015-189 Class IG
01/16/2057	0.594%	5,683,787	152,294
CMO Series 2015-30 Class IO
07/16/2056	0.743%	1,965,420	79,672
CMO Series 2015-32 Class IO
09/16/2049	0.567%	3,041,269	60,927
CMO Series 2015-73 Class IO
11/16/2055	0.411%	945,753	10,617
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-9 Class IO
02/16/2049	0.501%	4,913,558	83,278
CMO Series 2015-H22 Class BI
09/20/2065	1.849%	626,558	30,338
CMO Series 2016-72 Class IO
12/16/2055	0.705%	3,953,447	109,318
CMO Series 2020-171 Class IO
10/16/2060	0.956%	5,350,665	353,273
CMO Series 2020-32 Class IA
03/16/2047	4.080%	6,789,490	1,188,741
CMO Series 2021-33 Class IO
10/16/2062	0.844%	7,434,658	475,603
CMO Series 2021-40 Class IO
02/16/2063	0.822%	6,466,552	396,361
CMO Series 2021-H03 Class IO
04/20/2070	0.428%	5,800,801	55,358
CMO Series 2021-H08 Class IA
01/20/2068	0.519%	790,190	7,269
Government National Mortgage Association TBA(d)
03/20/2055	5.500%	11,975,000	12,127,818
03/19/2056	2.500%	48,175,000	42,505,171
03/19/2056	4.000%	16,350,000	15,726,632
03/19/2056	4.500%	53,550,000	52,918,278
03/19/2056- 04/21/2056	5.000%	29,981,000	30,082,036
03/19/2056	6.000%	6,675,000	6,808,898
04/21/2056	3.500%	34,700,000	32,457,626
Seasoned Credit Risk Transfer Trust
CMO Series 2018-2 Class MV (FHLMC)
11/25/2057	3.500%	3,444,574	3,350,530
Uniform Mortgage-Backed Security TBA(d)
03/13/2054	3.000%	18,950,000	17,134,364
03/13/2055	2.000%	23,825,000	19,732,671
03/13/2055	3.500%	174,402,000	164,335,595
03/13/2055- 05/13/2055	4.000%	129,625,000	125,857,667
03/13/2055- 04/14/2055	5.000%	109,328,000	109,782,740
03/12/2056	2.500%	6,300,000	5,457,640
03/12/2056	4.500%	122,930,000	121,559,354
03/12/2056	5.500%	52,075,000	52,909,908
04/13/2056	6.000%	4,500,000	4,615,246
Total Residential Mortgage-Backed Securities - Agency (Cost $3,347,089,270)			3,331,832,938

Residential Mortgage-Backed Securities - Non-Agency 5.6%

ACE Securities Corp. Home Equity Loan Trust(c)
CMO Series 2006-OP1 Class A2D
1-month Term SOFR + 0.594% Floor 0.480% 04/25/2036	4.268%	6,029,306	5,654,218
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ajax Mortgage Loan Trust(b),(n)
CMO Series 2019-F Class A1
07/25/2059	2.860%	2,349,835	2,311,433
Angel Oak Mortgage Trust(b),(n)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	12,799,801	12,759,788
CMO Series 2026-1 Class A2
02/25/2071	4.971%	1,467,220	1,468,365
Angel Oak Mortgage Trust(b),(e)
CMO Series 2026-1 Class A1
02/25/2071	4.747%	5,990,571	5,998,501
Arroyo Mortgage Trust(b)
CMO Series 2022-1 Class A3
12/25/2056	3.650%	1,000,000	882,413
ATLX Trust(b),(n)
CMO Series 2024-RPL1 Class A1
04/25/2064	3.850%	3,584,099	3,522,785
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	179,729	156,400
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	253,384	234,772
Banc of America Funding Trust(q)
CMO Series 2006-D Class 3A1
05/20/2036	4.872%	511,691	460,101
Banc of America Funding Trust(c)
CMO Series 2007-C Class 7A1
1-month Term SOFR + 0.534% Floor 0.420% 05/20/2047	4.202%	1,027,723	972,201
Bayview MSR Opportunity Master Fund Trust(b),(e)
Subordinated CMO Series 2021-5 Class B1
11/25/2051	3.480%	900,574	807,099
Subordinated CMO Series 2022-2 Class B3A
12/25/2051	3.395%	1,362,789	1,180,015
Carrington Mortgage Loan Trust(c)
CMO Series 2006-NC3 Class A3
1-month Term SOFR + 0.264% Floor 0.150%, Cap 12.500% 08/25/2036	4.087%	751,083	733,856
CMO Series 2006-NC3 Class A4
1-month Term SOFR + 0.354% Floor 0.240%, Cap 12.500% 08/25/2036	4.267%	9,300,000	8,055,530
Chase Home Lending Mortgage Trust(b),(e)
CMO Series 2024-6 Class A9A
05/25/2055	6.000%	918,842	927,599
CMO Series 2024-8 Class B3
08/25/2055	7.033%	1,471,280	1,582,127
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-RPL2 Class A1A
08/25/2064	3.250%	1,087,549	981,287
CMO Series 2025-12 Class A9B
09/25/2056	5.500%	3,070,749	3,081,544
CIM Group(b),(e)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	4,053,629	3,795,540
CIM Trust(b),(e)
CMO Series 2019-J2 Class B1
10/25/2049	3.763%	746,666	699,027
CMO Series 2019-R5 Class M2
09/25/2059	3.250%	1,100,000	1,048,217
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	2,735,413	2,562,155
CMO Series 2021-R3 Class A1
06/25/2057	1.951%	3,252,154	3,009,223
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	4,474,371	4,192,591
CMO Series 2023-R1 Class A1A
04/25/2062	5.400%	9,231,939	9,324,011
CMO Series 2023-R3 Class A1A
01/25/2063	4.500%	8,002,044	7,821,118
CMO Series 2024-R1 Class A1
06/25/2064	4.750%	2,167,766	2,173,878
CIM Trust(b),(n)
CMO Series 2025-R1 Class A1
02/25/2099	5.000%	9,821,958	9,795,478
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	124,999	130,036
Citigroup Mortgage Loan Trust(b),(e)
CMO Series 2025-INV1 Class A20
01/25/2055	6.000%	1,204,028	1,220,019
CMO Series 2025-RP1 Class A1
01/25/2064	4.195%	10,294,782	9,822,296
CMO Series 2025-RP1 Class A2
01/25/2064	4.183%	490,540	384,395
CMO Series 2025-RP1 Class B1
01/25/2064	4.183%	196,216	128,050
CMO Series 2025-RP1 Class B2
01/25/2064	4.183%	124,284	70,979
CMO Series 2025-RP1 Class B3
01/25/2064	4.183%	156,973	74,552
CMO Series 2025-RP1 Class B4
01/25/2064	4.183%	149,219	54,795
CMO Series 2025-RP1 Class M1
01/25/2064	4.183%	418,608	323,696
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-RP1 Class M2
01/25/2064	4.183%	261,594	189,972
CMO Series 2025-RP1 Class X
01/25/2064	0.000%	12,164,899	1,216
Citigroup Mortgage Loan Trust(b),(e),(g)
CMO Series 2025-RP1 Class SA
01/25/2064	0.000%	22,818	20,245
Citigroup Mortgage Loan Trust, Inc.(b),(e)
Subordinated CMO Series 2021-J2 Class B3W
07/25/2051	2.768%	431,760	375,208
Connecticut Avenue Securities(b),(c)
CMO Series 2023-R07 Class 2M2
30-day Average SOFR + 3.250% 09/25/2043	6.917%	3,400,000	3,512,838
Connecticut Avenue Securities Trust(b),(c)
CMO Series 2020-SBT1 Class 1M2
30-day Average SOFR + 3.764% 02/25/2040	7.432%	1,500,000	1,538,505
CMO Series 2022-R07 Class 1M2
30-day Average SOFR + 4.650% 06/25/2042	8.317%	2,700,000	2,825,721
CMO Series 2023-R01 Class 1M2
30-day Average SOFR + 3.750% 12/25/2042	7.417%	3,750,000	3,919,276
CMO Series 2024-R02 Class 1M2
30-day Average SOFR + 1.800% Floor 1.800% 02/25/2044	5.467%	1,500,000	1,511,743
CMO Series 2024-R04 Class 1B1
30-day Average SOFR + 2.200% 05/25/2044	5.867%	3,400,000	3,450,986
CMO Series 2024-R04 Class 1M1
30-day Average SOFR + 1.100% 05/25/2044	4.767%	1,271,346	1,271,852
Subordinated CMO Series 2019-R05 Class 1B1
30-day Average SOFR + 4.214% 07/25/2039	7.882%	1,111,267	1,123,894
Subordinated CMO Series 2020-R02 Class 2B1
30-day Average SOFR + 3.114% 01/25/2040	6.782%	5,250,000	5,331,327
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2022-R02 Class 2B1
30-day Average SOFR + 4.500% 01/25/2042	8.167%	1,000,000	1,029,073
Subordinated CMO Series 2022-R04 Class 1B1
30-day Average SOFR + 5.250% 03/25/2042	8.917%	750,000	781,668
Subordinated CMO Series 2024-R03 Class 2B1
30-day Average SOFR + 2.800% 03/25/2044	6.467%	1,000,000	1,032,034
COOPR Residential Mortgage Trust(b),(n)
CMO Series 2025-CES2 Class A1A
06/25/2060	5.502%	6,190,628	6,291,831
Countrywide Home Loan Mortgage Pass-Through Trust(e)
CMO Series 2007-HY5 Class 1A1
09/25/2047	5.031%	274,840	215,112
Credit Suisse Mortgage Capital Trust(b),(e)
CMO Series 2021-RP11 Class PT
10/25/2061	3.718%	6,425,346	5,470,149
Credit Suisse Mortgage Trust(b),(e)
CMO Series 2022-ATH2 Class A1
05/25/2067	4.547%	4,671,340	4,650,946
Credit-Based Asset Servicing & Securitization LLC(n)
CMO Series 2007-CB1 Class AF3
01/25/2037	3.171%	3,154,353	872,893
Cross Mortgage Trust(b),(e)
CMO Series 2025-H5 Class A1
07/25/2070	5.509%	3,020,290	3,056,029
CMO Series 2025-H7 Class A1
09/25/2070	4.934%	4,637,509	4,654,444
CMO Series 2026-NQM1 Class A1
02/25/2061	4.699%	11,477,444	11,463,377
Cross Mortgage Trust(b),(n)
CMO Series 2026-NQM1-A2 Class A2
02/25/2061	4.953%	1,673,068	1,672,488
CSMC Trust(b),(e)
CMO Series 2018-RPL4 Class PT
04/25/2058	4.678%	1,098,274	1,053,214
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	3,713,196	3,632,981
CMO Series 2021-NQM6 Class A1
07/25/2066	1.174%	5,642,269	4,954,167
CMO Series 2022-NQM1 Class A1
11/25/2066	2.265%	10,149,660	9,467,241
CMO Series 2022-RPL4 Class A1
04/25/2062	3.905%	2,025,132	1,975,231
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSMCM Trust(b)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	266,488	212,596
Deephaven Residential Mortgage Trust(b),(e)
CMO Series 2021-4 Class M1
11/25/2066	3.257%	2,000,000	1,612,071
Deephaven Residential Mortgage Trust(b),(n)
CMO Series 2024-1 Class A1
07/25/2069	5.735%	9,566,770	9,664,234
Downey Savings & Loan Association Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1A
1-month Term SOFR + 0.694% Floor 0.580%, Cap 11.000% 10/19/2045	4.361%	928,003	873,763
CMO Series 2006-AR2 Class 2A1A
1-month Term SOFR + 0.314% Floor 0.200% 10/19/2036	3.990%	1,553,028	1,060,645
Ellington Financial Mortgage Trust(b),(n)
CMO Series 2025-INV3 Class A1
07/25/2070	5.444%	3,799,291	3,845,771
FIGRE Trust(b),(e)
CMO Series 2025-HE7 Class A
11/25/2055	5.150%	8,289,347	8,352,306
CMO Series 2025-HE8 Class A
11/25/2055	5.206%	9,379,326	9,460,698
CMO Series 2026-HE1 Class A
01/25/2056	4.982%	10,732,203	10,816,486
First Franklin Mortgage Loan Trust(c)
CMO Series 2006-FF18 Class A2D
1-month Term SOFR + 0.324% Floor 0.210%, Cap 5.350% 12/25/2037	3.624%	994,940	932,073
CMO Series 2007-FF2 Class A2B
1-month Term SOFR + 0.214% Floor 0.100% 03/25/2037	3.940%	2,917,634	1,389,909
First Horizon Mortgage Pass-Through Trust(e)
CMO Series 2007-AR1 Class 1A1
05/25/2037	4.924%	197,239	76,850
Flagstar Mortgage Trust(b),(e)
Subordinated CMO Series 2019-2 Class B1
12/25/2049	4.004%	790,664	742,351
Subordinated CMO Series 2019-2 Class B2
12/25/2049	4.004%	845,630	795,222
Subordinated CMO Series 2021-12 Class B2
11/25/2051	2.982%	1,165,939	989,566
Freddie Mac Seasoned Credit Risk Transfer Trust(e)
CMO Series 2018-3 Class MA
08/25/2057	3.500%	4,455,040	4,397,605
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR Remic Trust(b),(c)
CMO Series 2022-DNA2 Class M2
30-day Average SOFR + 3.750% 02/25/2042	7.417%	4,500,000	4,609,710
CMO Series 2025-HQA1 Class M2
30-day Average SOFR + 1.650% 02/25/2045	5.317%	1,500,000	1,505,527
Freddie Mac STACR REMIC Trust(b),(c)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.317%	322,863	324,176
CMO Series 2021-DNA6 Class M2
30-day Average SOFR + 1.500% 10/25/2041	5.167%	8,993,774	9,018,277
CMO Series 2021-HQA3 Class M2
30-day Average SOFR + 2.100% 09/25/2041	5.767%	2,410,000	2,425,006
CMO Series 2021-HQA4 Class M2
30-day Average SOFR + 2.350% 12/25/2041	6.017%	3,000,000	3,035,117
CMO Series 2022-DNA1 Class M2
30-day Average SOFR + 2.500% 01/25/2042	6.167%	4,875,000	4,933,276
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	6.567%	4,140,000	4,232,932
CMO Series 2022-HQA3 Class M2
30-day Average SOFR + 5.350% 08/25/2042	9.017%	1,500,000	1,590,702
CMO Series 2024-HQA2 Class M2
30-day Average SOFR + 1.800% 08/25/2044	5.467%	3,500,000	3,525,143
Subordinated CMO Series 2021-DNA6 Class B1
30-day Average SOFR + 3.400% 10/25/2041	7.067%	2,000,000	2,031,184
Subordinated CMO Series 2021-DNA7 Class M2
30-day Average SOFR + 1.800% 11/25/2041	5.467%	960,000	964,205
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-HQA3 Class B1
30-day Average SOFR + 3.350% 09/25/2041	7.017%	620,000	626,871
Subordinated CMO Series 2022-DNA6 Class M2
30-day Average SOFR + 5.750% 09/25/2042	9.417%	6,000,000	6,413,227
Freddie Mac Structured Agency Credit Risk Debt Notes(b),(c)
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	7.667%	1,805,000	1,980,802
Subordinated CMO Series 2021-DNA7 Class B1
30-day Average SOFR + 3.650% 11/25/2041	7.317%	710,000	723,633
Subordinated CMO Series 2022-DNA2 Class B1
30-day Average SOFR + 4.750% 02/25/2042	8.417%	2,000,000	2,067,172
Galton Funding Mortgage Trust(b),(e)
CMO Series 2019-1 Class B1
02/25/2059	4.250%	1,396,792	1,368,152
Subordinated CMO Series 2018-2 Class B2
10/25/2058	4.750%	384,940	380,905
Subordinated CMO Series 2019-1 Class B2
02/25/2059	4.500%	786,501	776,181
GCAT Trust(b),(e)
CMO Series 2025-INV2 Class A1
05/25/2055	6.000%	11,429,755	11,638,705
CMO Series 2025-INV4 Class B3
08/25/2055	7.268%	2,811,703	3,075,836
Genworth Mortgage Insurance Corp.(b),(c)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	6.567%	913	913
GS Mortgage Backed Securities Trust(b),(n)
CMO Series 2025-CES1 Class A1A
05/25/2055	5.568%	5,334,584	5,393,636
GS Mortgage-Backed Securities Corp. Trust(b),(e)
CMO Series 2019-PJ3 Class A1
03/25/2050	3.500%	6,760	6,416
CMO Subordinated Series 2021-PJ3 Class B3
08/25/2051	2.649%	609,921	502,886
GS Mortgage-Backed Securities Trust(b),(e)
CMO Series 2021-PJ10 Class A8
03/25/2052	2.500%	657,915	600,006
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-PJ11 Class B3
04/25/2052	2.852%	878,141	727,919
CMO Series 2023-PJ4 Class A3
01/25/2054	6.000%	1,547,476	1,569,963
Subordinated CMO Series 2021-GR3 Class B3
04/25/2052	3.374%	922,279	802,730
GS Mortgage-Backed Securities Trust(b),(c)
CMO Series 2024-HE1 Class A1
30-day Average SOFR + 1.600% Floor 1.600% 08/25/2054	5.297%	4,551,672	4,573,679
CMO Series 2024-HE2 Class A1
30-day Average SOFR + 1.500% Floor 1.500% 01/25/2055	5.167%	3,050,698	3,060,072
GS Mortgage-Backed Securities Trust(b),(n)
CMO Series 2025-DSC2 Class A1
01/25/2066	5.038%	5,806,983	5,846,189
CMO Series 2025-NQM2 Class A1
06/25/2065	5.648%	3,933,902	3,990,235
CMO Series 2025-NQM3 Class A1
11/25/2065	5.137%	3,809,840	3,836,438
GSAMP Trust(c)
CMO Series 2004-OPT Class M1
1-month Term SOFR + 0.984% Floor 0.870% 11/25/2034	4.658%	506,618	496,914
GSR Mortgage Loan Trust(e)
CMO Series 2006-AR2 Class 2A1
04/25/2036	4.067%	762,243	447,221
HarborView Mortgage Loan Trust(c)
CMO Series 2006-10 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200% 11/19/2036	4.190%	4,779,292	3,905,870
HOMES Trust(b),(n)
CMO Series 2025-NQM1 Class A1
01/25/2070	5.554%	7,170,955	7,238,360
HOMES Trust(b),(e)
CMO Series 2025-NQM5 Class A1
09/25/2070	5.027%	3,756,104	3,776,704
JPMorgan Alternative Loan Trust(c)
CMO Series 2007-S1 Class A1
1-month Term SOFR + 0.674% Floor 0.560%, Cap 11.500% 04/25/2047	4.348%	1,646,932	1,591,779
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Mortgage Trust(b),(e)
CMO Series 2018-5 Class A13
10/25/2048	3.500%	741,347	683,710
CMO Series 2018-6 Class 1A10
12/25/2048	3.500%	105,450	97,558
CMO Series 2019-1 Class A3
05/25/2049	4.000%	173,180	163,629
CMO Series 2019-2 Class A3
08/25/2049	4.000%	44,481	42,367
CMO Series 2019-5 Class A3
11/25/2049	4.000%	115,441	109,457
CMO Series 2019-8 Class A15
03/25/2050	3.500%	97,545	90,228
CMO Series 2019-HYB1 Class B1
10/25/2049	5.084%	843,688	858,767
CMO Series 2019-INV2 Class A3
02/25/2050	3.500%	95,041	88,706
CMO Series 2019-LTV3 Class B3
03/25/2050	4.360%	1,396,366	1,335,461
CMO Series 2020-1 Class A15
06/25/2050	3.500%	333,698	307,150
CMO Series 2020-2 Class A15
07/25/2050	3.500%	217,370	197,515
CMO Series 2020-5 Class A15
12/25/2050	3.000%	164,528	144,453
CMO Series 2020-5 Class B1
12/25/2050	3.568%	862,017	788,117
CMO Series 2024-1 Class A9
06/25/2054	6.000%	667,244	673,604
CMO Series 2024-9 Class A9A
02/25/2055	5.500%	969,172	971,367
CMO Series 2025-DSC2 Class A1
10/25/2065	5.195%	8,361,542	8,436,026
CMO Series 2025-NQM3 Class A1
11/25/2065	5.495%	4,382,568	4,436,267
CMO Series 2025-VIS2 Class A1
01/25/2063	5.385%	5,675,139	5,740,332
Subordinated CMO Series 2017-1 Class B4
01/25/2047	3.445%	334,279	312,214
Subordinated CMO Series 2017-3 Class B1
08/25/2047	3.798%	967,730	917,814
Subordinated CMO Series 2017-6 Class B2
12/25/2048	3.778%	455,760	427,267
Subordinated CMO Series 2018-8 Class B1
01/25/2049	4.042%	966,126	910,973
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2018-8 Class B2
01/25/2049	4.042%	805,105	761,318
Subordinated CMO Series 2019-2 Class B2
08/25/2049	4.443%	1,863,524	1,805,021
Subordinated CMO Series 2019-6 Class B1
12/25/2049	4.242%	816,076	783,685
Subordinated CMO Series 2019-8 Class B3A
03/25/2050	3.385%	1,646,348	1,507,693
Subordinated CMO Series 2019-LTV1 Class B2
06/25/2049	4.600%	1,012,600	998,089
Subordinated CMO Series 2019-LTV2 Class B2
12/25/2049	4.672%	770,267	758,082
Subordinated CMO Series 2019-LTV2 Class B3
12/25/2049	4.672%	641,889	631,735
Subordinated CMO Series 2020-8 Class B2
03/25/2051	3.487%	1,689,223	1,535,578
Subordinated CMO Series 2021-14 Class B2
05/25/2052	3.146%	1,350,361	1,180,278
Subordinated CMO Series 2023-10 Class B3
05/25/2054	6.156%	964,006	974,875
Subordinated CMO Series 2023-8 Class B3
02/25/2054	6.122%	1,925,440	1,943,644
JPMorgan Mortgage Trust(b),(c)
CMO Series 2018-7FRB Class A1
1-month Term SOFR + 0.864% 04/25/2046	4.537%	292,129	287,092
CMO Series 2023-HE2 Class A1
30-day Average SOFR + 1.700% 03/25/2054	5.403%	221,160	221,779
CMO Series 2023-HE3 Class A1
30-day Average SOFR + 1.600% 05/25/2054	5.303%	241,909	242,748
CMO Series 2024-HE2 Class A1
30-day Average SOFR + 1.200% 10/25/2054	4.862%	416,286	416,710
JPMorgan Mortgage Trust(b)
CMO Series 2023-6 Class A2
12/26/2053	6.000%	785,762	797,915
JPMorgan Mortgage Trust(b),(n)
CMO Series 2026-CES1 Class A1A
06/25/2056	4.909%	4,636,518	4,654,213
JPMorgan Trust(b),(e)
Subordinated CMO Series 2015-3 Class B3
05/25/2045	3.566%	291,600	278,297
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Legacy Mortgage Asset Trust(b),(n)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	760,491	762,841
CMO Series 2025-PR1 Class A1
01/25/2061	6.000%	9,018,440	9,056,668
Lehman XS Trust(c)
CMO Series 2006-2N Class 1A1
1-month Term SOFR + 0.634% Floor 0.520% 02/25/2046	4.308%	876,316	805,000
LHOME Mortgage Trust(b),(n)
CMO Series 2024-RTL4 Class A1
07/25/2039	5.921%	2,000,000	2,008,545
CMO Series 2024-RTL5 Class A1
09/25/2039	5.323%	5,000,000	5,011,132
CMO Series 2025-RTL1 Class A1
01/25/2040	5.652%	5,100,000	5,137,761
LHOME Mortgage Trust(b),(e)
CMO Series 2025-RTL2 Class A1
04/25/2040	5.612%	3,000,000	3,027,092
Long Beach Mortgage Loan Trust(c)
CMO Series 2006-10 Class 1A
1-month Term SOFR + 0.414% Floor 0.300% 11/25/2036	4.088%	2,966,013	2,128,140
CMO Series 2006-11 Class 2A2
1-month Term SOFR + 0.214% Floor 0.100% 12/25/2036	3.988%	27,537,091	9,448,113
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	236,485	237,357
Mello Mortgage Capital Acceptance Trust(b),(e)
Subordinated CMO Series 2021-INV1 Class B3
06/25/2051	2.951%	1,804,913	1,536,183
Merrill Lynch First Franklin Mortgage Loan Trust(c)
CMO Series 2007-1 Class A2D
1-month Term SOFR + 0.794% Floor 0.680% 04/25/2037	4.468%	14,204,298	5,244,488
MFA Trust(b),(n)
CMO Series 2025-NQM2 Class A1
05/27/2070	5.675%	5,231,681	5,302,111
Morgan Stanley Residential Mortgage Loan Trust(b),(e)
CMO Series 2025-DSC2 Class A1
07/25/2070	5.443%	5,053,328	5,116,633
CMO Series 2025-NQM9 Class A1
09/25/2070	5.016%	2,826,415	2,842,491
CMO Series 2026-NQM1 Class A1
12/25/2070	4.809%	2,476,526	2,482,618
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2026-NQM2 Class A1
01/26/2071	4.734%	5,070,000	5,073,118
Subordinated CMO Series 2024-4 Class B3
09/25/2054	6.943%	1,469,686	1,565,796
Morgan Stanley Residential Mortgage Loan Trust(b),(n)
CMO Series 2025-NQM4 Class A1
06/25/2070	5.588%	2,945,654	2,984,347
CMO Series 2025-NQM7 Class A1
09/25/2070	4.984%	5,827,134	5,854,211
CMO Series 2026-NQM2 Class A2
01/26/2071	4.988%	3,360,000	3,362,073
MortgageIT Trust(c)
CMO Series 2005-5 Class A1
1-month Term SOFR + 0.634% Floor 0.520%, Cap 11.500% 12/25/2035	4.308%	263,014	263,964
New Residential Mortgage Loan Trust(b),(c)
CMO Series 2018-4A Class A1S
1-month Term SOFR + 0.864% Floor 0.750% 01/25/2048	4.538%	494,704	494,810
New Residential Mortgage Loan Trust(b),(e)
CMO Series 2024-NQM2 Class A1
09/25/2064	5.117%	6,158,570	6,212,292
CMO Series 2025-NQM4 Class A1
07/25/2065	5.350%	3,530,498	3,586,237
New Residential Mortgage Loan Trust(b),(n)
CMO Series 2024-NQM3 Class A1
11/25/2064	5.466%	8,188,883	8,322,384
NLT Trust(b),(n)
CMO Series 2025-CES1 Class A1
08/25/2060	5.038%	2,105,311	2,109,846
CMO Series 2025-INV1 Class A1
02/25/2070	5.506%	7,208,043	7,285,128
CMO Series 2025-INV1 Class A2
02/25/2070	5.708%	807,889	815,858
CMO Series 2025-INV1 Class A3
02/25/2070	5.860%	1,387,201	1,400,193
NLT Trust(b),(e),(f)
CMO Series 2025-INV1 Class AIOS
02/25/2070	0.400%	11,043,161	75,935
NLT Trust(b),(e)
CMO Series 2025-INV1 Class B1
02/25/2070	6.595%	443,000	442,246
CMO Series 2025-INV1 Class B2
02/25/2070	6.595%	348,000	340,629
CMO Series 2025-INV1 Class B3
02/25/2070	6.595%	218,000	201,865
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-INV1 Class M1
02/25/2070	6.314%	631,000	640,066
NLT Trust(b),(e),(f),(i)
CMO Series 2025-INV1 Class XS
02/25/2070	0.884%	11,043,161	176,691
NYMT Loan Trust(b),(e)
CMO Series 2024-CP1 Class A1
02/25/2068	3.750%	2,414,200	2,318,988
Oaktown Re VII Ltd.(b),(c)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 04/25/2034	6.597%	903,507	910,636
CMO Series 2021-2 Class M1C
30-day Average SOFR + 3.350% Floor 3.350% 04/25/2034	7.047%	2,000,000	2,029,224
OBX Trust(b),(e)
CMO Series 2019-INV2 Class A25
05/27/2049	4.000%	63,465	59,875
CMO Series 2025-NQM13 Class A1
05/25/2065	5.441%	5,486,164	5,548,516
OBX Trust(b),(c)
CMO Series 2025-HE1 Class A1
30-day Average SOFR + 1.600% Floor 1.600% 02/25/2055	5.297%	5,271,332	5,303,040
OBX Trust(b),(n)
CMO Series 2025-NQM10 Class A1
05/25/2065	5.453%	2,767,078	2,796,883
CMO Series 2025-NQM11 Class A1
05/25/2065	5.418%	5,058,442	5,112,330
CMO Series 2025-NQM15 Class A1
07/27/2065	5.143%	3,381,687	3,405,592
CMO Series 2025-NQM4 Class A1
02/25/2055	5.400%	3,616,760	3,646,893
CMO Series 2025-NQM8 Class A1
03/25/2065	5.472%	6,892,502	6,968,484
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates(c)
CMO Series 2005-4 Class M2
1-month Term SOFR + 0.864% Floor 0.750% 11/25/2035	4.538%	9,794,227	9,682,657
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PMT Issuer Trust(b),(c)
CMO Series 2024-FT1 Class A
1-month Term SOFR + 2.750% Floor 2.750% 12/25/2027	6.417%	10,000,000	10,080,469
PMT Loan Trust(b),(e)
CMO Series 2025-J3 Class A29
11/27/2056	5.500%	1,319,124	1,323,761
PRET LLC(b),(n)
CMO Series 2025-NPL6 Class A1
06/25/2055	5.744%	4,580,471	4,586,774
PRET Trust(b),(e)
CMO Series 2024-RPL2 Class A1
06/25/2064	4.075%	3,267,210	3,163,403
Provident Funding Mortgage Trust(b),(e)
CMO Series 2025-2 Class A13
06/25/2055	6.000%	1,065,945	1,079,020
CMO Series 2025-3 Class A13
08/25/2055	6.000%	1,222,265	1,233,915
PRPM LLC(b),(n)
CMO Series 2024-RPL2 Class A1
05/25/2054	3.500%	964,044	945,819
CMO Series 2025-RPL1 Class A1
03/25/2055	4.000%	3,704,512	3,652,323
CMO Series 2025-RPL1 Class A2
03/25/2055	4.000%	758,000	738,656
CMO Series 2025-RPL1 Class A3
03/25/2055	4.000%	447,000	432,904
CMO Series 2025-RPL1 Class M1A
03/25/2055	4.000%	436,000	417,299
CMO Series 2025-RPL1 Class M1B
03/25/2055	4.000%	154,000	145,752
PRPM LLC(b)
CMO Series 2025-RCF1 Class A1
02/25/2055	4.500%	2,945,573	2,945,801
PRPM Trust(b),(n)
CMO Series 2024-NQM2 Class A2
06/25/2069	6.631%	6,609,659	6,722,480
CMO Series 2024-NQM4 Class A1
12/26/2069	5.674%	10,575,557	10,686,612
CMO Series 2025-NQM1 Class A1
11/25/2069	5.802%	5,021,913	5,084,525
CMO Series 2025-NQM2 Class A1
04/25/2070	5.688%	6,160,891	6,239,508
RALI Trust(e),(f)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.491%	14,342,950	244,445
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.153%	16,495,210	111,729
Rate Mortgage Trust(b),(e)
CMO Series 2025-J3 Class A26
11/25/2055	6.000%	2,856,661	2,883,888
RCKT Mortgage Trust(b),(n)
CMO Series 2024-CES8 Class A1A
11/25/2044	5.490%	7,921,755	7,990,810
RCKT Mortgage Trust(b),(e)
CMO Series 2025-CES8 Class A1A
08/25/2055	5.148%	5,084,674	5,126,399
Subordinated CMO Series 2019-1 Class B4
09/25/2049	3.898%	3,115,302	2,882,055
RFMSI Trust(e)
CMO Series 2005-SA5 Class 1A
11/25/2035	3.775%	398,998	178,013
CMO Series 2006-SA4 Class 2A1
11/25/2036	5.428%	101,638	86,097
Santander Mortgage Asset Receivable Trust(b),(n)
CMO Series 2025-CES1 Class A1A
09/25/2055	5.036%	3,825,178	3,847,215
CMO Series 2025-NQM3 Class A1
05/25/2065	5.599%	4,926,562	4,990,138
Santander Mortgage Asset Receivable Trust(b),(e)
CMO Series 2025-NQM5 Class A1
08/25/2065	5.067%	6,434,618	6,471,785
Seasoned Credit Risk Transfer Trust(n)
CMO Series 2017-3SC Class HT (FHLMC)
07/25/2056	3.250%	14,721,398	13,548,336
Seasoned Credit Risk Transfer Trust
CMO Series 2017-4 Class M45T
06/25/2057	4.500%	1,841,657	1,827,888
CMO Series 2018-2 Class HT (FHLMC)
11/25/2057	3.000%	894,144	803,185
CMO Series 2018-3 Class HT (FHLMC)
08/25/2057	3.000%	306,922	272,636
CMO Series 2018-4 Class HT (FHLMC)
03/25/2058	3.000%	207,299	183,905
CMO Series 2019-1 Class HT (FHLMC)
07/25/2058	3.000%	821,922	733,895
CMO Series 2019-2 Class HT (FHLMC)
08/25/2058	3.000%	148,497	132,755
CMO Series 2019-3 Class HT (FHLMC)
10/25/2058	3.000%	60,809	54,527
Sequoia Mortgage Trust(b),(e)
CMO Series 2019-4 Class A19
11/25/2049	3.500%	106,266	97,369
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-5 Class A19
07/25/2051	2.500%	561,119	477,082
CMO Series 2024-3 Class A19
04/25/2054	6.000%	2,127,301	2,147,576
CMO Series 2024-4 Class A19
05/25/2054	6.000%	795,432	803,014
CMO Series 2024-8 Class A20
09/25/2054	5.500%	481,630	482,721
CMO Series 2025-10 Class A28
11/25/2055	6.000%	3,048,965	3,078,025
CMO Series 2025-2 Class A19
03/25/2055	6.000%	989,598	999,030
CMO Series 2025-2 Class A5
03/25/2055	5.500%	4,315,842	4,344,692
Subordinated CMO Series 2018-6 Class B1
07/25/2048	4.166%	961,421	946,901
Subordinated CMO Series 2019-2 Class B2
06/25/2049	4.261%	1,472,483	1,447,740
Subordinated CMO Series 2020-3 Class B2
04/25/2050	3.303%	900,134	816,933
Subordinated CMO Series 2023-3 Class B3
09/25/2053	6.097%	1,349,320	1,388,468
Shentel Issuer LLC(b)
CMO Series 2025-1A Class A2
12/20/2055	5.640%	5,090,000	5,186,259
Starwood Mortgage Residential Trust(b),(e)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	3,600,246	3,251,334
Structured Adjustable Rate Mortgage Loan Trust(e)
CMO Series 2004-20 Class 1A2
01/25/2035	4.655%	223,276	215,700
CMO Series 2006-5 Class 1A1
06/25/2036	4.962%	502,339	464,455
Toorak Mortgage Corp., Ltd.(b),(n)
CMO Series 2022-INV2 Class A1
06/25/2057	4.341%	4,193,065	4,177,002
Towd Point Mortgage Trust(b),(n)
CMO Series 2024-CES6 Class A1
11/25/2064	5.725%	10,862,886	10,976,927
Verus Securitization Trust(b),(n)
CMO Series 2024-9 Class A3
11/25/2069	5.894%	6,392,595	6,460,469
WaMu Asset-Backed Certificates Trust(c)
CMO Series 2007-HE1 Class 2A3
1-month Term SOFR + 0.414% Floor 0.300% 01/25/2037	4.088%	2,955,288	1,343,617
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Mortgage Pass-Through Certificates Trust(e)
CMO Series 2003-AR8 Class A
08/25/2033	5.192%	131,782	129,944
CMO Series 2004-AR4 Class A6
06/25/2034	5.323%	1,091,960	1,069,201
CMO Series 2004-AR7 Class A6
07/25/2034	5.184%	377,678	358,906
CMO Series 2007-HY1 Class 3A3
02/25/2037	3.975%	1,736,752	1,504,279
CMO Series 2007-HY3 Class 1A1
03/25/2037	3.620%	317,193	267,251
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2005-AR11 Class A1A
1-month Term SOFR + 0.754% Floor 0.640%, Cap 10.500% 08/25/2045	4.428%	382,372	386,350
CMO Series 2005-AR17 Class A1A1
1-month Term SOFR + 0.654% Floor 0.540%, Cap 10.500% 12/25/2045	4.328%	1,383,803	1,291,796
CMO Series 2005-AR2 Class 2A1A
1-month Term SOFR + 0.734% Floor 0.620%, Cap 10.500% 01/25/2045	4.408%	269,090	272,040
CMO Series 2005-AR9 Class A1A
1-month Term SOFR + 0.754% Floor 0.640%, Cap 10.500% 07/25/2045	4.428%	325,397	321,121
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	4.798%	927,181	852,975
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% Floor 0.980% 06/25/2046	4.838%	276,189	264,533
Wells Fargo Mortgage-Backed Securities Trust(b),(e)
CMO Series 2019-1 Class A1
11/25/2048	3.917%	19,374	18,595
Subordinated CMO Series 2018-1 Class B3
07/25/2047	3.641%	901,353	829,232
Subordinated CMO Series 2020-1 Class B3
12/25/2049	3.362%	1,715,095	1,559,004
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $752,444,649)			743,311,543

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans 0.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
HDI Aerospace Intermediate Holding III Corp.(c),(r)
Term Loan
3-month Term SOFR + 3.750% 02/11/2032	7.400%	406,925	407,942
TransDigm, Inc.(c),(r)
Tranche J Term Loan
1-month Term SOFR + 2.500% 02/28/2031	6.173%	511,011	510,883
Tranche K Term Loan
1-month Term SOFR + 2.250% 03/22/2030	5.923%	453,176	452,646
Tranche M Term Loan
1-month Term SOFR + 2.500% 08/19/2032	6.173%	595,833	595,488
TransDigm, Inc.(c),(r),(s)
Tranche N Term Loan
1-month Term SOFR + 2.500% 02/13/2033	6.160%	700,000	700,532
Total			2,667,491
Apartment REIT 0.0%
Invitation Homes Operating Partnership LP(c),(i),(r)
Term Loan
1-month Term SOFR + 0.850% 09/09/2028	4.510%	3,206,777	3,198,760
Automotive 0.1%
Tenneco, Inc.(c),(r)
Tranche A 1st Lien Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 11/17/2028	8.506%	2,374,721	2,333,662
Tranche B 1st Lien Term Loan
3-month Term SOFR + 5.000% 11/17/2028	8.756%	2,975,000	2,929,126
Total			5,262,788
Brokerage/Asset Managers/Exchanges 0.0%
First Eagle Holdings, Inc.(c),(r),(s),(t)
Delayed Draw Term Loan
3-month Term SOFR + 3.500% 08/16/2032	3.500%	83,802	81,728
First Eagle Holdings, Inc.(c),(r)
Term Loan
3-month Term SOFR + 3.500% 08/16/2032	7.172%	490,838	478,690
Focus Financial Partners LLC(c),(r),(s)
Tranche C Term Loan
1-month Term SOFR + 2.500% 09/15/2031	6.173%	1,000,000	941,250
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Jane Street Group LLC(c),(r)
Term Loan
3-month Term SOFR + 2.000% 12/15/2031	5.673%	877,902	849,054
Total			2,350,722
Building Materials 0.0%
Michaels Cos, Inc. (The)(c),(r),(s)
Term Loan
3-month Term SOFR + 5.000% 02/19/2033	8.184%	914,203	869,919
Cable and Satellite 0.0%
Charter Communications Operating LLC(c),(r)
Tranche B5 Term Loan
3-month Term SOFR + 2.250% 12/15/2031	5.911%	657,967	657,309
Gogo Intermediate Holdings LLC(c),(r)
Term Loan
1-month Term SOFR + 3.750% 04/30/2028	7.537%	292,851	240,870
Total			898,179
Construction Machinery 0.0%
Oregon Tool, Inc.(c),(r)
Tranche B2 2nd Lien Term Loan
3-month Term SOFR + 4.000% 10/15/2029	7.913%	594,128	392,867
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(c),(r)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.023%	250,194	248,996
BCPE Empire Holdings, Inc.(c),(r)
1st Lien Term Loan
1-month Term SOFR + 3.250% 12/11/2030	6.923%	533,645	530,881
Cast & Crew LLC(c),(r)
1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	7.417%	176,905	75,627
Delivery Hero SE(c),(r)
Term Loan
3-month Term SOFR + 5.000% Floor 0.500% 12/12/2029	8.639%	927,486	924,240
Ensemble RCM LLC(c),(r)
Term Loan
3-month Term SOFR + 3.000% 02/09/2033	6.660%	708,952	681,182
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ingenovis Health, Inc.(c),(r)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 03/06/2028	8.184%	204,361	56,030
3-month Term SOFR + 4.250% Floor 0.500% 03/06/2028	8.023%	401,646	94,387
KUEHG Corp.(c),(r)
Term Loan
3-month Term SOFR + 2.750% 06/12/2030	6.422%	198,192	189,604
Secretariat Advisors LLC(c),(r),(s)
Delayed Draw Term Loan
3-month Term SOFR + 4.000% 02/28/2032	4.000%	25,044	24,522
Term Loan
3-month Term SOFR + 4.000% 02/28/2032	7.672%	206,308	202,010
TripAdvisor, Inc.(c),(r)
Tranche B Term Loan
1-month Term SOFR + 2.750% 07/08/2031	6.423%	337,360	305,031
Total			3,332,510
Consumer Products 0.0%
Osmosis Buyer Ltd.(c),(r)
Tranche B Term Loan
3-month Term SOFR + 2.750% 07/30/2028	0.000%	650,000	646,458
Diversified Manufacturing 0.0%
Cleanova US Holdings LLC(c),(i),(r)
Term Loan
3-month Term SOFR + 4.750% 06/14/2032	8.483%	219,565	219,016
CPI Buyer LLC(c),(r)
Term Loan
3-month Term SOFR + 4.000% 05/27/2032	7.661%	324,716	322,079
Pelican Products, Inc.(c),(r)
1st Lien Term Loan
3-month Term SOFR + 4.250% 12/29/2028	8.184%	413,323	371,300
Pro Mach Group, Inc.(c),(r),(s)
1st Lien Term Loan
1-month Term SOFR + 2.750% 10/15/2032	6.423%	641,437	640,795
TK Elevator Midco GmbH(c),(r),(s)
Tranche B2 Term Loan
6-month Term SOFR + 2.750% 04/30/2030		700,000	700,000
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WEC US Holdings, Inc.(c),(r)
Term Loan
1-month Term SOFR + 2.000% 01/27/2031	5.671%	332,029	330,934
Total			2,584,124
Electric 0.0%
Alpha Generation LLC(c),(r)
Tranche B Term Loan
1-month Term SOFR + 1.750% 09/30/2031	5.423%	742,326	739,312
Cornerstone Generation LLC(c),(r)
Tranche B Term Loan
3-month Term SOFR + 2.250% 08/11/2032	5.917%	174,545	174,763
South Field Energy LLC(c),(r)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.672%	228,332	228,903
Tranche C Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.672%	13,800	13,835
Vistra Operations Co. LLC(c),(r)
Term Loan
1-month Term SOFR + 1.750% 12/20/2030	5.423%	459,191	460,022
Total			1,616,835
Environmental 0.0%
Action Environmental Group, Inc. (The)(c),(r)
Term Loan
3-month Term SOFR + 3.000% 10/24/2030	6.672%	248,454	248,143
Finance Companies 0.0%
Avolon Borrower 1 US LLC(c),(r)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 06/22/2030	5.417%	1,796,649	1,801,949
Ziggo Financing Partnership(c),(r)
Tranche N Term Loan
6-month Term SOFR + 3.250% 01/15/2033	7.027%	433,535	421,972
Total			2,223,921
Food and Beverage 0.1%
BCPE North Star US Holdco 2, Inc.(c),(r)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 06/09/2028	7.787%	478,542	476,049
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
C&S Wholesale Grocers LLC(c),(r)
Term Loan
3-month Term SOFR + 5.000% 09/20/2030	8.672%	767,935	752,576
Celsius, Inc.(c),(r)
Term Loan
3-month Term SOFR + 2.500% 04/01/2032	6.172%	351,540	353,210
Naked Juice LLC(c),(r)
Term Loan
3-month Term SOFR + 3.250% 01/24/2029	7.022%	369,690	225,626
3-month Term SOFR + 5.500% Floor 1.000% 01/24/2029	9.172%	1,922,196	1,910,778
3-month Term SOFR + 1.000% 01/24/2030	4.772%	69,775	14,692
United Natural Foods, Inc.(c),(r)
Term Loan
1-month Term SOFR + 4.750% 05/01/2031	8.423%	429,654	433,056
Total			4,165,987
Gaming 0.0%
DraftKings, Inc.(c),(r)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/04/2032	5.418%	412,686	410,944
Flutter Entertainment PLC(c),(r)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	5.422%	505,856	497,004
Great Canadian Gaming Corp.(c),(r)
1st Lien Term Loan
3-month Term SOFR + 4.750% 11/01/2029	8.445%	372,715	363,166
Voyager Parent LLC(c),(r)
Tranche B Term Loan
3-month Term SOFR + 4.250% 07/01/2032	7.911%	664,336	661,327
Total			1,932,441
Health Care 0.1%
ADMI Corp./Aspen Dental(c),(i),(r)
Term Loan
1-month Term SOFR + 3.375% Floor 0.500% 12/23/2027	7.162%	180,129	170,672
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(c),(r)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.675% Floor 0.500% 07/06/2029	7.347%	111,486	111,765
ExamWorks Bidco, Inc.(c),(r),(s)
Tranche B Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 01/31/2033		650,000	648,648
Heartland Dental LLC(c),(r)
Term Loan
1-month Term SOFR + 3.750% 08/25/2032	7.423%	595,786	593,957
Hopper Merger Sub, Inc.(c),(r),(s)
Tranche B Term Loan
3-month Term SOFR + 2.250% 01/14/2033		985,810	973,488
Iqvia, Inc.(c),(r)
Tranche B5 Term Loan
3-month Term SOFR + 1.750% 01/02/2031	5.422%	637,325	637,058
ModivCare Buyer LLC(c),(r)
Term Loan
3-month Term SOFR + 5.000% 12/29/2030	8.690%	999,321	919,375
3-month Term SOFR + 4.250% 12/29/2030	7.940%	590,000	584,100
Soliant Lower Intermediate LLC(c),(r)
Term Loan
6-month Term SOFR + 3.750% 07/18/2031	7.376%	713,954	521,186
Star Parent, Inc.(c),(r)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/27/2030	7.672%	145,954	141,107
Total			5,301,356
Healthcare REIT 0.1%
Healthpeak OP LLC(c),(i),(r)
Tranche A1 Term Loan
1-month Term SOFR + 0.840% 08/20/2027	4.513%	1,111,953	1,098,054
Tranche A2 Term Loan
1-month Term SOFR + 0.840% 02/22/2027	4.513%	1,111,954	1,098,054
Tranche A3 Term Loan
3-month Term SOFR + 0.850% 03/01/2029	4.490%	2,244,162	2,204,890
Total			4,400,998
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.0%
Kelso Industries LLC(c),(r)
Term Loan
1-month Term SOFR + 5.750% 12/30/2029	9.423%	430,648	430,648
Leisure 0.0%
City Football Group Ltd.(c),(r)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 07/18/2030	7.184%	582,296	578,476
EOC Borrower LLC(c),(r)
Tranche A Term Loan
1-month Term SOFR + 3.750% 03/24/2028	7.423%	180,169	179,832
Showtime Acquisition LLC(c),(r)
Term Loan
3-month Term SOFR + 4.750% 08/16/2031	8.402%	433,833	428,952
Total			1,187,260
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(c),(r)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 11/08/2030	5.424%	2,082,792	2,089,519
Media and Entertainment 0.0%
ABG Intermediate Holdings 2 LLC(c),(r)
1st Lien Term Loan
1-month Term SOFR + 2.250% 12/21/2028	5.923%	115,097	114,665
Diamond Sports Net LLC(r)
1st Lien Term Loan
01/02/2028	0.000%	402,476	60,372
Magnite, Inc.(c),(r)
Term Loan
1-month Term SOFR + 3.000% 02/06/2031	6.673%	497,577	492,602
MH Sub I LLC/Micro Holding Corp.(c),(r)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	7.923%	211,817	171,396
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	7.923%	162,270	131,304
1-month Term SOFR + 4.250% 12/31/2031	7.923%	607,825	411,801
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Plano Holdco, Inc.(c),(r)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.172%	129,025	109,671
Red Ventures LLC/New Imagitas, Inc.(c),(r)
Tranche B5 1st Lien Term Loan
1-month Term SOFR + 2.750% 03/04/2030	6.423%	410,754	334,177
Research Now Group LLC(c),(r)
Term Loan
3-month Term SOFR + 5.000% 07/15/2028	8.913%	92,705	91,314
StubHub Holdco Sub LLC(c),(r)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	8.423%	268,383	259,212
X Corp.(c),(r)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 6.500% 10/26/2029	10.448%	562,201	563,370
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 9.500% 10/26/2029	9.500%	221,156	231,882
Total			2,971,766
Oil Field Services 0.0%
Discovery Energy Holdings(c),(r),(s)
Tranche B Term Loan
3-month Term SOFR + 3.000% 05/01/2031		650,000	649,389
Other Industry 0.0%
Bach Finance Ltd.(c),(r),(s)
1st Lien Term Loan
3-month Term SOFR + 2.250% 01/09/2032	5.921%	700,000	693,875
BradyPLUS Holdings LLC(c),(r)
1st Lien Term Loan
3-month Term SOFR + 3.500% 12/29/2032	7.190%	1,111,410	1,100,997
Chariot Buyer LLC(c),(r),(s)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/08/2032	6.423%	650,000	647,341
LSF12 Helix Parent LLC(c),(r),(s)
Term Loan
1-month Term SOFR + 3.500% 02/10/2033	7.173%	558,871	558,206
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Potomac Energy Center LLC(c),(r)
Term Loan
3-month Term SOFR + 2.750% 08/05/2032	6.417%	211,347	211,875
Total			3,212,294
Packaging 0.0%
Graham Packaging Co., Inc.(c),(r),(s)
Term Loan
1-month Term SOFR + 2.250% 01/26/2033	5.923%	346,667	345,817
LC Ahab US Bidco LLC(c),(r)
Term Loan
1-month Term SOFR + 2.500% 05/01/2031	6.173%	50,000	49,875
Total			395,692
Paper 0.0%
Mativ Holdings, Inc.(c),(i),(r)
Delayed Draw Term Loan
1-month Term SOFR + 2.500% 05/06/2027	6.273%	162,661	159,407
Pharmaceuticals 0.0%
Jazz Pharmaceuticals, Inc.(c),(r)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 05/05/2028	5.923%	400,423	401,480
Restaurants 0.0%
1011778 BC ULC(c),(r)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 09/20/2030	5.423%	405,604	404,927
Dave & Buster’s, Inc.(c),(r)
Tranche B Term Loan
3-month Term SOFR + 3.250% 11/01/2031	6.938%	461,221	411,639
KFC Holding Co./Yum! Brands(c),(r)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	5.529%	356,038	356,594
Total			1,173,160
Retailers 0.0%
EG America LLC(c),(r),(s)
Tranche B Term Loan
3-month Term SOFR + 3.250% 01/30/2031		650,000	648,538
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Great Outdoors Group LLC(c),(r)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	6.923%	385,776	384,812
Michaels Co., Inc. (The)(c),(r)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 04/15/2028	8.184%	616,156	614,874
Total			1,648,224
Technology 0.1%
Barracuda Parent LLC(c),(r)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.167%	222,487	146,841
Blackhawk Network Holdings, Inc.(c),(r)
Tranche B3 Term Loan
1-month Term SOFR + 3.500% 03/12/2029	7.173%	698,237	691,429
Cloudera, Inc.(c),(r)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	7.523%	597,390	525,064
Darktrace Finco US LLC(c),(r)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	6.898%	379,560	359,634
DTI Holdco, Inc.(c),(r)
1st Lien Term Loan
1-month Term SOFR + 4.000% 04/26/2029	7.673%	575,629	493,245
EagleView Technology Corp.(c),(r)
1st Lien Term Loan
3-month Term SOFR + 5.500% 08/14/2028	9.172%	609,814	553,406
Genesys Cloud Services Holdings I LLC(c),(r)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.173%	305,959	280,717
McAfee Corp.(c),(r)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.673%	350,534	304,088
Neon Maple Purchaser, Inc.(c),(r)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 11/17/2031	6.173%	248,128	241,382
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Open Text Corp.(c),(r),(s)
Term Loan
1-month Term SOFR + 1.750% 01/31/2030		234,382	227,692
Peraton Corp.(c),(r)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	7.517%	459,812	392,422
Planview Parent, Inc.(c),(r),(s)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.500% 12/17/2027	7.172%	1,014,040	794,896
Priority Holdings LLC(c),(r),(s)
Term Loan
1-month Term SOFR + 3.750% 07/30/2032	7.423%	546,013	532,592
Project Alpha Intermediate Holding, Inc.(c),(r)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/26/2030	6.922%	840,537	681,886
Quartz AcquireCo LLC(c),(r)
Tranche B2 Term Loan
3-month Term SOFR + 2.250% 06/28/2030	5.922%	456,393	405,049
Renaissance Holding Corp.(c),(r)
1st Lien Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 04/05/2030	7.667%	975,824	728,941
SonarSource Financing LLC(c),(r)
Term Loan
3-month Term SOFR + 4.500% 12/19/2030	8.168%	399,325	371,372
Sophos Holdings SARL(c),(r)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	7.287%	661,356	613,613
Xerox Corp.(c),(r)
1st Lien Term Loan
6-month Term SOFR + 4.000% Floor 0.500% 11/19/2029	7.697%	1,114,334	713,174
Total			9,057,443
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Wirelines 0.0%
Zayo Group Holdings, Inc.(c),(r)
Term Loan
1-month Term SOFR + 3.000% 03/11/2030	6.787%		279,571	268,738
Total Senior Loans (Cost $68,279,541)				65,738,519

Treasury Bills(a) 0.1%
Issuer	Yield		Principal Amount ($)	Value ($)
Turkey 0.1%
Turkiye Government Bond
08/12/2026	35.530%	TRY	305,891,800	7,055,288
Total Treasury Bills (Cost $7,088,362)				7,055,288

U.S. Government & Agency Obligations 0.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Residual Funding Corp.(j)
STRIPS
01/15/2030	0.000%		3,275,000	2,846,835
Resolution Funding Corp.(j)
STRIPS
04/15/2030	0.000%		2,360,000	2,021,235
Total U.S. Government & Agency Obligations (Cost $4,849,127)				4,868,070

U.S. Treasury Obligations 15.3%

U.S. Treasury(d)
02/29/2028	3.375%		139,187,200	139,154,578
02/28/2031	3.625%		231,324,100	231,143,378
02/28/2033	3.750%		121,425,300	121,638,743
U.S. Treasury
01/15/2029	3.500%		35,805,000	35,914,093
02/15/2029	3.500%		44,069,700	44,210,861
01/31/2031	3.750%		40,156,000	40,570,109
04/30/2032	4.000%		209,500	213,526
11/15/2035	4.000%		84,760,000	85,064,606
02/15/2036	4.125%		94,654,800	95,911,934
05/15/2041	4.375%		75,000,000	75,058,594
08/15/2041	1.750%		40,675,000	28,402,590
11/15/2041	2.000%		34,415,000	24,837,951
02/15/2042	2.375%		28,265,000	21,494,649
05/15/2042	3.250%		52,060,000	44,755,331
08/15/2042	3.375%		30,725,000	26,773,957
11/15/2042	2.750%		32,165,000	25,525,943
05/15/2043	3.875%		19,435,000	17,965,228
08/15/2043	3.625%		4,995,000	4,450,233
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2043	4.375%	29,925,000	29,438,719
11/15/2043	4.750%	22,835,000	23,509,346
02/15/2044	3.625%	16,940,000	15,021,016
02/15/2044	4.500%	17,335,000	17,283,537
05/15/2044	4.625%	52,360,000	52,965,412
08/15/2044	4.125%	51,145,000	48,435,913
11/15/2044	4.625%	31,400,000	31,699,281
02/15/2045	4.750%	41,411,300	42,453,053
05/15/2045	5.000%	43,115,000	45,580,639
08/15/2045	4.875%	36,600,000	38,075,437
11/15/2045	4.625%	36,590,000	36,835,839
08/15/2049	2.250%	7,360,000	4,802,400
05/15/2050	1.250%	6,315,000	3,163,420
11/15/2050	1.625%	31,720,000	17,406,350
02/15/2051	1.875%	14,180,000	8,273,144
05/15/2051	2.375%	3,715,000	2,439,130
08/15/2051	2.000%	5,160,000	3,086,325
05/15/2052	2.875%	56,595,000	41,119,805
08/15/2052	3.000%	28,000,000	20,851,250
08/15/2053	4.125%	24,920,000	22,864,100
11/15/2053	4.750%	8,130,000	8,262,112
02/15/2055	4.625%	43,881,000	43,771,297
05/15/2055	4.750%	25,835,000	26,295,186
08/15/2055	4.750%	255,000	259,702
11/15/2055	4.625%	13,588,600	13,567,368
02/15/2056	4.875%	165,849,000	169,010,497
U.S. Treasury(s)
02/15/2046	4.625%	136,601,800	137,578,289
U.S. Treasury(j),(u)
STRIPS
02/15/2041	0.000%	8,445,000	4,254,362
05/15/2041	0.000%	7,485,000	3,719,630
08/15/2042	0.000%	23,610,000	10,918,615
05/15/2043	0.000%	15,945,000	7,060,016
11/15/2043	0.000%	8,059,000	3,469,017
U.S. Treasury(j)
STRIPS
08/15/2041	0.000%	6,400,000	3,134,031
11/15/2041	0.000%	4,710,000	2,274,735
05/15/2042	0.000%	5,400,000	2,535,262
11/15/2042	0.000%	970,000	442,157
02/15/2043	0.000%	895,000	401,939
08/15/2043	0.000%	2,110,000	921,281
02/15/2044	0.000%	980,000	415,560
05/15/2044	0.000%	2,275,000	952,564
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2044	0.000%	1,255,000	517,462
02/15/2045	0.000%	8,770,000	3,607,764
02/15/2045	0.000%	695,000	279,200
11/15/2045	0.000%	2,120,000	819,221
05/15/2046	0.000%	1,775,000	668,737
08/15/2048	0.000%	1,910,000	643,485
02/15/2049	0.000%	2,000,000	656,666
U.S. Treasury STRIPS(j)
02/15/2042	0.000%	280,000	133,238
Total U.S. Treasury Obligations (Cost $2,052,420,866)			2,014,959,813

Warrants —%
Issuer	Shares	Value ($)
Financials —%
Financial Services —%
DSG TopCo, Inc.(h),(i) 06/30/2026	101,455	0
Total Financials		0
Total Warrants (Cost $10)		0

Put Option Contracts Purchased 0.0%
Value ($)
(Cost $499,286)	27,360

Money Market Funds 14.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(v),(w)	1,942,010,127	1,941,621,725
Total Money Market Funds (Cost $1,941,440,114)		1,941,621,725
Total Investments in Securities (Cost: $14,561,744,719)		14,494,386,958
Other Assets & Liabilities, Net		(1,292,565,896)
Net Assets		13,201,821,062
At February 28, 2026, securities and/or cash totaling $70,738,471 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
101,060 USD	1,826,905 MXN	Barclays	03/13/2026	4,916	—
2,014,735 AUD	1,357,067 USD	Citi	04/01/2026	—	(76,544)
1,369,150 EUR	1,628,382 USD	Citi	04/01/2026	7,961	—
572,409 EUR	673,743 USD	Citi	04/01/2026	—	(3,716)
4,536,563 EUR	5,345,002 USD	Citi	04/01/2026	—	(24,128)
499,458 GBP	691,828 USD	Citi	04/01/2026	18,670	—
779,840 GBP	1,049,882 USD	Citi	04/01/2026	—	(1,167)
351,833 USD	503,035 AUD	Citi	04/01/2026	6,108	—
2,888,669 USD	2,471,580 EUR	Citi	04/01/2026	36,504	—
2,632,231 AUD	1,758,713 USD	Goldman Sachs	04/01/2026	—	(114,285)
33,707,654 AUD	22,625,656 USD	Goldman Sachs	04/01/2026	—	(1,359,463)
431,502 EUR	513,219 USD	JPMorgan	04/01/2026	2,526	—
2,245,455 EUR	2,632,550 USD	JPMorgan	04/01/2026	—	(24,999)
49,791,448 EUR	58,433,351 USD	JPMorgan	04/01/2026	—	(496,006)
6,455,773 GBP	8,727,756 USD	JPMorgan	04/01/2026	26,823	—
269,456 GBP	367,855 USD	JPMorgan	04/01/2026	4,688	—
1,302,907 GBP	1,743,236 USD	JPMorgan	04/01/2026	—	(12,791)
426,138 USD	614,301 AUD	JPMorgan	04/01/2026	10,975	—
129 USD	110 EUR	Morgan Stanley	03/13/2026	—	—
1,563,236 USD	1,314,002 EUR	Morgan Stanley	03/13/2026	—	(9,740)
2,628,004 EUR	3,087,315 USD	Standard Chartered	03/13/2026	—	(19,677)
Total				119,171	(2,142,516)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	982	06/2026	USD	116,336,313	1,371,743	—
U.S. Long Bond	231	06/2026	USD	27,366,281	194,686	—
U.S. Treasury 10-Year Note	2,199	06/2026	USD	250,273,688	1,403,159	—
U.S. Treasury 10-Year Note	1,229	06/2026	USD	139,875,563	1,130,440	—
U.S. Treasury 2-Year Note	3,981	06/2026	USD	833,117,557	1,277,179	—
U.S. Treasury 5-Year Note	5,269	06/2026	USD	580,330,953	2,843,226	—
U.S. Treasury 5-Year Note	3,138	06/2026	USD	345,621,281	1,532,268	—
U.S. Treasury Ultra 10-Year Note	1,496	06/2026	USD	174,634,625	1,220,026	—
U.S. Treasury Ultra 10-Year Note	426	06/2026	USD	49,728,844	375,559	—
U.S. Treasury Ultra Bond	2,121	06/2026	USD	257,900,344	3,582,115	—
U.S. Treasury Ultra Bond	991	06/2026	USD	120,499,406	1,364,233	—
Total					16,294,634	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian 10-Year Bond	(342)	03/2026	AUD	(37,815,733)	—	(259,546)
Australian 3-Year Bond	(120)	03/2026	AUD	(12,596,018)	8,760	—
Euro-Bobl	(145)	03/2026	EUR	(17,031,700)	—	(210,718)
Euro-Bund	(153)	03/2026	EUR	(19,925,190)	—	(283,183)
Euro-Buxl 30-Year	(26)	03/2026	EUR	(2,960,360)	—	(68,322)
Euro-Schatz	(179)	03/2026	EUR	(19,158,370)	—	(37,722)
Long Gilt	(42)	06/2026	GBP	(3,934,560)	—	(78,723)
U.S. Long Bond	(81)	06/2026	USD	(9,595,969)	—	(115,250)
U.S. Treasury 2-Year Note	(24)	06/2026	USD	(5,022,563)	—	(8,455)
U.S. Treasury Ultra 10-Year Note	(99)	06/2026	USD	(11,556,703)	—	(79,232)
Total					8,760	(1,141,151)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
2-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	172,000,000	172,000,000	4.00	03/31/2026	137,600	619
5-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	71,000,000	71,000,000	4.22	03/31/2026	142,000	107
5-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	66,270,000	66,270,000	4.11	04/30/2026	46,390	3,473
5-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	66,270,000	66,270,000	4.11	04/30/2026	39,099	3,473
5-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	66,270,000	66,270,000	4.11	05/27/2026	64,613	9,960
5-Year OTC interest rate swap with JPMorgan to receive SOFR and pay exercise rate	JPMorgan	USD	66,270,000	66,270,000	4.12	05/27/2026	69,584	9,728
Total							499,286	27,360

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 4.750%	SOFR	Receives Annually, Pays Annually	JPMorgan	05/11/2026	USD	60,000,000	386,296	—	—	386,296	—
SOFR	Fixed rate of 4.663%	Receives Annually, Pays Annually	JPMorgan	05/17/2026	USD	164,695,000	(1,015,725)	—	—	—	(1,015,725)
Fixed rate of 4.497%	SOFR	Receives Annually, Pays Annually	JPMorgan	05/13/2027	USD	74,475,000	1,213,198	—	—	1,213,198	—
SOFR	Fixed rate of 4.253%	Receives Annually, Pays Annually	JPMorgan	05/13/2029	USD	46,350,000	(1,565,971)	—	—	—	(1,565,971)
Fixed rate of 4.004%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/20/2044	USD	37,895,000	731,436	—	—	731,436	—
Fixed rate of 3.805%	SOFR	Receives Annually, Pays Annually	JPMorgan	12/16/2049	USD	25,535,000	(389,946)	—	—	—	(389,946)
SOFR	Fixed rate of 1.350%	Receives Annually, Pays Annually	JPMorgan	05/11/2054	USD	5,710,000	184,428	—	—	184,428	—
SOFR	Fixed rate of 3.136%	Receives Annually, Pays Annually	JPMorgan	12/14/2054	USD	33,500,000	724,315	—	—	724,315	—
SOFR	Fixed rate of 3.719%	Receives Annually, Pays Annually	JPMorgan	12/16/2054	USD	22,610,000	702,848	—	—	702,848	—
SOFR	Fixed rate of 3.825%	Receives Annually, Pays Annually	JPMorgan	12/20/2054	USD	28,885,000	390,698	—	—	390,698	—
SOFR	Fixed rate of 3.459%	Receives Annually, Pays Annually	Morgan Stanley	02/25/2027	USD	158,500,000	(46,178)	—	—	—	(46,178)
SOFR	Fixed rate of 3.299%	Receives Annually, Pays Annually	Morgan Stanley	02/24/2028	USD	130,000,000	(220,495)	—	—	—	(220,495)
SOFR	Fixed rate of 3.389%	Receives Monthly, Pays Monthly	Morgan Stanley	02/04/2029	USD	144,000,000	(1,073,876)	—	—	—	(1,073,876)
SOFR	Fixed rate of 3.366%	Receives Annually, Pays Annually	Morgan Stanley	02/23/2031	USD	100,000,000	(616,812)	—	—	—	(616,812)
SOFR	Fixed rate of 3.499%	Receives Annually, Pays Annually	Morgan Stanley	02/24/2033	USD	51,000,000	(454,316)	—	—	—	(454,316)
SOFR	Fixed rate of 3.607%	Receives Annually, Pays Annually	Morgan Stanley	02/25/2036	USD	8,100,000	(48,879)	—	—	—	(48,879)
Total							(1,098,979)	—	—	4,333,219	(5,432,198)

The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America Investment Grade Index, Series 45	JPMorgan	12/20/2030	1.000	Quarterly	0.557	USD	269,860,000	102,579	—	—	102,579	—
CDX North America High Yield Index, Series 45	Morgan Stanley	12/20/2030	5.000	Quarterly	3.304	USD	34,650,000	251,540	—	—	251,540	—
Total								354,119	—	—	354,119	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	3.670%
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2026, the total value of these securities amounted to $4,007,019,454, which represents 30.35% of total net assets.

(c)	Variable rate security. The interest rate shown was the current rate as of February 28, 2026.
(d)	Represents a security purchased on a when-issued basis.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2026.

(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(h)	Non-income producing investment.
(i)	Valuation based on significant unobservable inputs.
(j)	Zero coupon bond.
(k)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2026, the total value of these securities amounted to $48,166, which represents less than 0.01% of total net assets.

(l)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At February 28, 2026, the total market value of these securities amounted to $38,680, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Digicel Ltd.	01/29/2024	3,868	38,680	38,680

(m)	Perpetual security with no specified maturity date.
(n)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2026.

(o)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(p)	Principal and interest may not be guaranteed by a governmental entity.
(q)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(r)
The stated interest rate represents the weighted average interest rate at February 28, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(s)	Represents a security purchased on a forward commitment basis.
(t)
At February 28, 2026, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
First Eagle Holdings, Inc. Delayed Draw Term Loan 08/16/2032 3.500%	83,802

(u)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(v)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(w)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	1,881,749,199	6,127,625,107	(6,067,936,187)	183,606	1,941,621,725	49,877	22,783,482	1,942,010,127
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
TRY	Turkish Lira
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Fair value measurements   (continued)
the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	1,636,414,489	—	1,636,414,489
Commercial Mortgage-Backed Securities - Agency	—	45,294,962	—	45,294,962
Commercial Mortgage-Backed Securities - Non-Agency	—	888,453,789	—	888,453,789
Common Stocks
Communication Services	—	1,058,971	—	1,058,971
Energy	—	—	18	18
Financials	—	22,050	—	22,050
Health Care	—	1,133,968	—	1,133,968
Materials	—	974,171	—	974,171
Total Common Stocks	—	3,189,160	18	3,189,178
Convertible Bonds	—	3,052,863	—	3,052,863
Convertible Preferred Stocks
Communication Services	—	—	38,680	38,680
Total Convertible Preferred Stocks	—	—	38,680	38,680
Corporate Bonds & Notes	—	3,556,785,658	8,188,786	3,564,974,444
Foreign Government Obligations	—	225,020,315	—	225,020,315
Municipal Bonds	—	18,532,982	—	18,532,982
Residential Mortgage-Backed Securities - Agency	—	3,331,832,938	—	3,331,832,938
Residential Mortgage-Backed Securities - Non-Agency	—	743,134,852	176,691	743,311,543
Senior Loans	—	57,589,666	8,148,853	65,738,519
Treasury Bills	—	7,055,288	—	7,055,288
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Government & Agency Obligations	—	4,868,070	—	4,868,070
U.S. Treasury Obligations	—	2,014,959,813	—	2,014,959,813
Warrants
Financials	—	—	0 *	0 *
Total Warrants	—	—	0 *	0 *
Put Option Contracts Purchased	—	27,360	—	27,360
Money Market Funds	1,941,621,725	—	—	1,941,621,725
Total Investments in Securities	1,941,621,725	12,536,212,205	16,553,028	14,494,386,958
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	119,171	—	119,171
Futures Contracts	16,303,394	—	—	16,303,394
Swap Contracts	—	4,687,338	—	4,687,338
Liability
Forward Foreign Currency Exchange Contracts	—	(2,142,516)	—	(2,142,516)
Futures Contracts	(1,141,151)	—	—	(1,141,151)
Swap Contracts	—	(5,432,198)	—	(5,432,198)
Total	1,956,783,968	12,533,444,000	16,553,028	14,506,780,996

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $12,619,805,319)	$12,552,737,873
Affiliated issuers (cost $1,941,440,114)	1,941,621,725
Option contracts purchased (cost $499,286)	27,360
Foreign currency (cost $682,769)	682,772
Cash collateral held at broker for:
TBA	90,160
Other(a)	126,000
Margin deposits on:
Futures contracts	31,367,533
Swap contracts	12,750,000
Unrealized appreciation on forward foreign currency exchange contracts	119,171
Receivable for:
Investments sold	173,714,240
Investments sold on a delayed delivery basis	82,848,987
Capital shares sold	50,133,133
Dividends	3,545,771
Interest	84,423,232
Foreign tax reclaims	174,205
Variation margin for futures contracts	8,914,770
Variation margin for swap contracts	636,087
Prepaid expenses	27,808
Deferred compensation of board members	737,260
Other assets	28,297
Total assets	14,944,706,384
Liabilities
Due to custodian	725,926
Unrealized depreciation on forward foreign currency exchange contracts	2,142,516
Cash collateral due to broker for:
TBA	2,595,739
Payable for:
Investments purchased	171,417,134
Investments purchased on a delayed delivery basis	1,502,895,986
Capital shares redeemed	13,527,967
Distributions to shareholders	45,155,597
Variation margin for futures contracts	471,772
Variation margin for swap contracts	2,295,402
Management services fees	157,099
Transfer agent fees	289,759
Compensation of chief compliance officer	1,068
Compensation of board members	13,774
Other expenses	159,931
Deferred compensation of board members	1,035,652
Total liabilities	1,742,885,322
Net assets applicable to outstanding capital stock	$13,201,821,062
Represented by
Paid in capital	14,576,511,847
Total distributable earnings (loss)	(1,374,690,785)
Total - representing net assets applicable to outstanding capital stock	$13,201,821,062
Institutional Class
Net assets	$13,201,821,062
Shares outstanding	1,490,240,717
Net asset value per share	$8.86

(a)	Includes collateral related to option contracts purchased and forward foreign currency exchange contracts.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Statement of Operations
Six Months Ended February 28, 2026 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$22,783,482
Interest	291,190,113
Interfund lending	8,506
Total income	313,982,101
Expenses:
Management services fees	28,683,928
Transfer agent fees
Institutional Class	2,114,755
Custodian fees	96,463
Printing and postage fees	125,672
Registration fees	83,599
Accounting services fees	26,980
Legal fees	111,162
Interest on collateral	38,379
Compensation of chief compliance officer	1,067
Compensation of board members	73,805
Deferred compensation of board members	45,686
Other	84,934
Total expenses	31,486,430
Net investment income	282,495,671
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	51,084,763
Investments — affiliated issuers	49,877
Foreign currency translations	170,597
Forward foreign currency exchange contracts	483,064
Futures contracts	23,982,169
Option contracts purchased	(400,425)
Swap contracts	(1,343,021)
Net realized gain	74,027,024
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	165,436,235
Investments — affiliated issuers	183,606
Foreign currency translations	(36,531)
Forward foreign currency exchange contracts	(2,396,805)
Futures contracts	10,622,009
Option contracts purchased	(190,747)
Swap contracts	(1,179,611)
Net change in unrealized appreciation (depreciation)	172,438,156
Net realized and unrealized gain	246,465,180
Net increase in net assets resulting from operations	$528,960,851
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Statement of Changes in Net Assets

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations
Net investment income	$282,495,671	$588,791,393
Net realized gain (loss)	74,027,024	(197,360,215)
Net change in unrealized appreciation (depreciation)	172,438,156	45,706,924
Net increase in net assets resulting from operations	528,960,851	437,138,102
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(295,566,408)	(593,351,100)
Total distributions to shareholders	(295,566,408)	(593,351,100)
Increase (decrease) in net assets from capital stock activity	(588,940,984)	364,549,694
Total increase (decrease) in net assets	(355,546,541)	208,336,696
Net assets at beginning of period	13,557,367,603	13,349,030,907
Net assets at end of period	$13,201,821,062	$13,557,367,603

	Six Months Ended		Year Ended
	February 28, 2026 (Unaudited)		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	118,715,618	1,044,305,070	389,108,383	3,353,783,407
Distributions reinvested	33,629,393	295,566,408	68,556,157	593,351,100
Shares redeemed	(219,761,893)	(1,928,812,462)	(416,420,878)	(3,582,584,813)
Net increase (decrease)	(67,416,882)	(588,940,984)	41,243,662	364,549,694

Total net increase (decrease)	(67,416,882)	(588,940,984)	41,243,662	364,549,694
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Institutional Class	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Per share data
Net asset value, beginning of period	$8.70	$8.80	$8.52	$8.94	$10.46	$10.76
Income (loss) from investment operations:
Net investment income	0.19	0.38	0.38	0.34	0.21	0.19
Net realized and unrealized gain (loss)	0.17	(0.09)	0.29	(0.42)	(1.49)	(0.05)
Total from investment operations	0.36	0.29	0.67	(0.08)	(1.28)	0.14
Distributions to shareholders
Distributions from net investment income	(0.20)	(0.39)	(0.39)	(0.34)	(0.20)	(0.20)
Distributions from net realized gains	—	—	—	—	(0.04)	(0.24)
Total distributions to shareholders	(0.20)	(0.39)	(0.39)	(0.34)	(0.24)	(0.44)
Net asset value, end of period	$8.86	$8.70	$8.80	$8.52	$8.94	$10.46
Total return	4.14%	3.36%	8.13%	(0.87%)	(12.40%)	1.36%
Ratios to average net assets
Total gross expenses(a)	0.48%(b)	0.48%(b)	0.49%(b),(c)	0.50%(b)	0.50%(b)	0.50%(b)
Total net expenses(a),(d)	0.48%(b)	0.48%(b)	0.49%(b),(c)	0.49%(b)	0.49%(b)	0.49%(b)
Net investment income	4.29%	4.45%	4.51%	3.90%	2.15%	1.86%
Supplemental data
Net assets, end of period (in thousands)	$13,201,821	$13,557,368	$13,349,031	$11,318,473	$10,648,886	$10,863,358
Portfolio turnover	115%	225%	236%	290%	284%	232%

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Ratios include interest on collateral expense which is less than 0.01%.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements
February 28, 2026 (Unaudited)
Note 1. Organization
Multi-Manager Total Return Bond Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net
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Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary

Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the option is exercised. Changes in the value of purchased
Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions or inflation rate swap contracts (together, rate swaps) to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. These instruments may be used for other purposes in future periods. A rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a notional amount. Certain rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard rate swap is generally the difference between a floating market interest rate or floating rate linked to an inflation index versus a fixed interest rate as applied to the notional amount.
Rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the rate swap is terminated.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	354,119 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	119,171
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	16,303,394 *
Interest rate risk	Investments, at value — Option contracts purchased	27,360
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	4,333,219 *
Total		21,137,263

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	2,142,516
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,141,151 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	5,432,198 *
Total		8,715,865

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(883,111)	(883,111)
Foreign exchange risk	483,064	—	—	—	483,064
Interest rate risk	—	23,982,169	(400,425)	(459,910)	23,121,834
Total	483,064	23,982,169	(400,425)	(1,343,021)	22,721,787

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	764,349	764,349
Foreign exchange risk	(2,396,805)	—	—	—	(2,396,805)
Interest rate risk	—	10,622,009	(190,747)	(1,943,960)	8,487,302
Total	(2,396,805)	10,622,009	(190,747)	(1,179,611)	6,854,846
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended February 28, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	2,649,140,979
Futures contracts — short	197,457,412
Credit default swap contracts — buy protection	2,483,286
Credit default swap contracts — sell protection	75,902,225

Derivative instrument	Average value ($)
Option contracts purchased	130,030

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	531,575	(602,031)
Interest rate swap contracts	4,993,701	(3,845,633)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for
Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased on a delayed delivery basis. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of February 28, 2026:
	Barclays	Citi	Goldman Sachs	JPMorgan(a)	JPMorgan(a)	Morgan Stanley(a)	Morgan Stanley(a)	Standard Chartered	Total
Assets
Centrally cleared interest rate swap contracts(b)	$-	-	-	636,087	-	-	-	-	636,087
Forward foreign currency exchange contracts	4,916	69,243	-	-	45,012	-	-	-	119,171
Put option contracts purchased	-	-	-	-	27,360	-	-	-	27,360
Total assets	4,916	69,243	-	636,087	72,372	-	-	-	782,618
Liabilities
Centrally cleared credit default swap contracts(b)	-	-	-	232,277	-	150,574	-	-	382,851
Centrally cleared interest rate swap contracts(b)	-	-	-	719,894	-	1,192,657	-	-	1,912,551
Forward foreign currency exchange contracts	-	105,555	1,473,748	-	533,796	-	9,740	19,677	2,142,516
Total liabilities	-	105,555	1,473,748	952,171	533,796	1,343,231	9,740	19,677	4,437,918
Total financial and derivative net assets	4,916	(36,312)	(1,473,748)	(316,084)	(461,424)	(1,343,231)	(9,740)	(19,677)	(3,655,300)
Total collateral received (pledged)(c)	-	-	-	(316,084)	(126,000)	(1,343,231)	-	-	(1,785,315)
Net amount(d)	$4,916	(36,312)	(1,473,748)	-	(335,424)	-	(9,740)	(19,677)	(1,869,985)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2026 was 0.44% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Loomis, Sayles & Company, L.P., PGIM, Inc., the asset management arm of Prudential Financial (PGIM Fixed Income), TCW Investment Management Company LLC and Voya Investment Management Co. LLC, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund may also vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2026, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.03
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2026 (%)
Institutional Class	0.49
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage

Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
14,561,745,000	237,563,000	(292,527,000)	(54,964,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(634,403,818)	(721,459,777)	(1,355,863,595)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $14,636,526,521 and $15,336,012,346, respectively, for the six months ended February 28, 2026, of which $11,244,437,534 and $13,041,573,814, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	13,060,000	4.67	5
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended February 28, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At February 28, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Multi-Manager Total Return Bond Strategies Fund  | 2026

 Approval of Subadvisory Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Multi-Manager Total Return Bond Strategies Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Existing TCW Subadvisory Agreement) between the Investment Manager and TCW Investment Management Company LLC (TCW or the Subadviser), the Subadviser provides portfolio management and related services for the Fund.  At their meeting on December 9, 2025, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), approved an amended and restated Subadvisory Agreement (the Amended and Restated Subadvisory Agreement) for the purpose of combining separate existing subadvisory agreements between the Investment Manager and the Subadviser (the Existing TCW Subadvisory Agreements) with respect to certain Funds subadvised by the Subadviser, including the Fund (the TCW Funds).  The Independent Trustees considered that the assets of the TCW Funds would be combined under the Amended and Restated Subadvisory Agreement for purposes of calculating each TCW Fund’s subadvisory fee.
The Independent Trustees considered the differences between the Amended and Restated Subadvisory Agreement and the Existing TCW Subadvisory Agreement.  The Independent Trustees considered that the Investment Manager had confirmed that the nature and level of the services to be provided under the Amended and Restated Subadvisory Agreement would not decrease relative to the services provided under the Existing TCW Subadvisory Agreement.  The Independent Trustees also reviewed the subadvisory fees paid for each of the TCW Funds and the expected impact of the Investment Manager’s proposal on such fees.  The Independent Trustees noted that no management fees were proposed to change and that the level of services provided by each of the Investment Manager and the Subadviser was also not proposed to change.  The Independent Trustees also noted that the Board, as part of the 2026 15(c) process, would continue to review the continued reasonableness of the Fund’s management fees.
The Independent Trustees noted the discussion relating to the renewal and approval of the advisory and subadvisory agreements for the Fund at the June 2025 Contracts Committee meeting and Board meetings and, in that connection, the discussion by independent legal counsel to the Independent Trustees (Independent Legal Counsel) of the Board’s responsibilities pursuant to Sections 15(c) and 36(b) of the 1940 Act and the factors that should be considered in determining whether to approve or renew an investment management agreement. Independent Legal Counsel indicated that the Independent Trustees should apply these factors in considering the Amended and Restated Subadvisory Agreement.
Independent Legal Counsel further indicated that the Independent Trustees should take into account the variety of written materials and oral presentations they received at the December 9, 2025 meeting, as well as the information previously considered regarding the proposed 15(c) renewal of the Fund’s existing advisory and subadvisory agreements.
After considering the factors described above relating to the Amended and Restated Subadvisory Agreement, and taking into account all of the factors considered, as described below, as part of the approval of the continuance of the fund’s Existing TCW Subadvisory Agreement in June 2025, the Board, including all of the Independent Trustees, approved the Amended and Restated Subadvisory Agreement.
General conclusions in connection with the Trustees’ previous approval of the continuance of the fund’s existing advisory agreements
On an annual basis, the Board, including the Independent Trustees, considers renewal of the Management Agreement and the subadvisory agreements (the Existing Subadvisory Agreements) between the Investment Manager and each of Loomis, Sayles & Company, L.P., PGIM, Inc., TCW and Voya Investment Management Co. LLC (collectively, the Subadvisers).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by Independent Legal Counsel, to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work,

Multi-Manager Total Return Bond Strategies Fund  | 2026

Approval of Subadvisory Agreement (continued)
(Unaudited)
deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement and the Existing Subadvisory Agreements (collectively, the Advisory Agreements).
The Board, at its June 26, 2025 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements. Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Existing Subadvisory Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadvisers under the Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
Multi-Manager Total Return Bond Strategies Fund  | 2026

Approval of Subadvisory Agreement (continued)
(Unaudited)
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Existing Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Existing Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Existing Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and each of the Existing Subadvisory Agreements.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
Additionally, the Board reviewed the performance of each of the Subadvisers and the Investment Manager’s process for monitoring such Subadvisers’ performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate  a Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.

Multi-Manager Total Return Bond Strategies Fund  | 2026

Approval of Subadvisory Agreement (continued)
(Unaudited)
The Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally and the Investment Manager’s evaluation of the contribution of each Subadviser to the Fund’s investment mandate.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Existing Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was  slightly below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Existing Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Existing Subadvisory Agreements were negotiated at arm’s length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Board did not consider the profitability to each Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Existing Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit
Multi-Manager Total Return Bond Strategies Fund  | 2026

Approval of Subadvisory Agreement (continued)
(Unaudited)
from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Existing Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Existing Subadvisory Agreements.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

Multi-Manager Total Return Bond Strategies Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Multi-Manager Total Return Bond Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR101_08_T01_(04/26)

Multi-Manager Small Cap Equity Strategies Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager Small Cap Equity Strategies Fund | 2026

Portfolio of Investments
February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 1.9%
Diversified Telecommunication Services 0.3%
ATN International, Inc.	7,324	211,078
Bandwidth, Inc., Class A(a)	2,073	30,722
IDT Corp., Class B	20,316	1,035,100
Lumen Technologies, Inc.(a)	325,809	2,316,502
Total		3,593,402
Entertainment 0.7%
IMAX Corp.(a)	23,469	1,005,177
Playstudios, Inc.(a)	26,886	13,728
Playtika Holding Corp.	128,816	398,041
Roku, Inc.(a)	12,494	1,229,535
Skillz, Inc.(a)	5,014	16,847
Sphere Entertainment Co.(a)	53,845	6,408,094
Total		9,071,422
Interactive Media & Services 0.2%
Match Group, Inc.	34,450	1,088,620
Nextdoor Holdings, Inc.(a)	569,129	995,976
Total		2,084,596
Media 0.7%
Emerald Holding, Inc.	86,100	359,037
Ibotta, Inc.(a)	14,500	362,065
National CineMedia, Inc.	235,900	839,804
Nexxen International Ltd.(a)	115,451	743,504
PubMatic, Inc., Class A(a)	133,839	1,084,096
Scholastic Corp.	50,288	1,748,514
Stagwell, Inc.(a)	204,100	983,762
TEGNA, Inc.	37,100	777,245
WPP PLC, ADR	69,500	1,292,700
Total		8,190,727
Wireless Telecommunication Services 0.0%
Spok Holdings, Inc.	14,195	172,327
Total Communication Services		23,112,474
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 10.7%
Automobile Components 1.5%
Adient PLC(a)	48,800	1,186,816
Cooper-Standard Holding, Inc.(a)	47,005	1,806,872
Dana, Inc.	69,492	2,379,406
Fox Factory Holding Corp.(a)	32,600	548,984
Gentex Corp.	51,700	1,209,780
Holley, Inc.(a)	63,822	260,394
LCI Industries	22,929	3,054,143
Lear Corp.	27,182	3,567,638
Stoneridge, Inc.(a)	42,155	332,603
Strattec Security Corp.(a)	15,315	1,347,720
Visteon Corp.	30,447	2,912,864
Total		18,607,220
Automobiles 0.3%
Harley-Davidson, Inc.	51,900	934,200
Thor Industries, Inc.	11,000	1,057,430
Winnebago Industries, Inc.	27,300	1,088,997
Total		3,080,627
Broadline Retail 0.4%
1stdibs.com, Inc.(a)	7,465	35,907
Dillard’s, Inc., Class A	1,016	612,435
Global-e Online Ltd.(a)	37,281	1,303,716
Macy’s, Inc.	27,900	551,862
Ollie’s Bargain Outlet Holdings, Inc.(a)	19,226	2,059,104
Total		4,563,024
Distributors 0.3%
Gold.com, Inc.	67,678	3,889,455
Diversified Consumer Services 0.7%
Bright Horizons Family Solutions, Inc.(a)	78,669	5,862,414
Chegg, Inc.(a)	100,024	65,745
H&R Block, Inc.	30,500	933,910
Laureate Education, Inc., Class A(a)	8,900	287,826
Universal Technical Institute, Inc.(a)	47,280	1,711,536
Total		8,861,431
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2026
3

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure 2.2%
Accel Entertainment, Inc.(a)	102,500	1,164,400
Boyd Gaming Corp.	49,119	4,088,174
Brightstar Lottery PLC	92,300	1,251,588
Churchill Downs, Inc.	10,600	974,458
El Pollo Loco Holdings, Inc.(a)	43,800	484,428
Hilton Grand Vacations, Inc.(a)	27,700	1,245,392
Life Time Group Holdings, Inc.(a)	103,825	2,803,275
Marriott Vacations Worldwide Corp.	21,300	1,384,713
Monarch Casino & Resort, Inc.	3,200	307,520
Nathan’s Famous, Inc.	6,200	623,596
Planet Fitness, Inc., Class A(a)	24,156	1,984,416
Portillo’s, Inc., Class A(a)	55,400	295,836
Sportradar Group AG, Class A(a)	106,119	1,937,733
Travel + Leisure Co.	17,500	1,289,750
United Parks & Resorts, Inc.(a)	17,800	619,262
Vail Resorts, Inc.	9,000	1,222,290
Wendy’s Co. (The)	153,400	1,175,044
Wingstop, Inc.	5,792	1,503,082
Wyndham Hotels & Resorts, Inc.	32,464	2,655,555
Total		27,010,512
Household Durables 1.1%
Century Communities, Inc.	5,000	336,150
Cricut, Inc.	162,570	699,051
Ethan Allen Interiors, Inc.	68,577	1,562,184
Flexsteel Industries, Inc.	6,736	346,702
GoPro, Inc., Class A(a)	108,547	105,052
Green Brick Partners, Inc.(a)	4,600	338,836
Helen of Troy Ltd.(a)	44,700	788,508
KB Home	50,623	3,218,610
La-Z-Boy, Inc.	7,510	268,257
Legacy Housing Corp.(a)	14,500	317,840
Leggett & Platt, Inc.	52,700	615,536
M/I Homes, Inc.(a)	2,708	384,969
Sonos, Inc.(a)	117,563	1,810,470
Taylor Morrison Home Corp., Class A(a)	15,499	1,021,229
TopBuild Corp.(a)	1,236	554,099
Common Stocks (continued)
Issuer	Shares	Value ($)
Traeger, Inc.(a)	21,683	18,648
Tri Pointe Homes, Inc.(a)	13,400	620,420
Total		13,006,561
Leisure Products 0.9%
American Outdoor Brands, Inc.(a)	595	5,415
Brunswick Corp.	14,700	1,170,414
Callaway Golf Co.(a)	193,815	2,725,039
Funko, Inc., Class A(a)	153,897	769,485
JAKKS Pacific, Inc.	45,000	983,700
Johnson Outdoors, Inc., Class A	14,247	690,837
MasterCraft Boat Holdings, Inc.(a)	1,087	23,593
Mattel, Inc.(a)	42,500	720,375
Polaris, Inc.	54,196	3,291,865
YETI Holdings, Inc.(a)	22,700	992,217
Total		11,372,940
Specialty Retail 2.4%
Abercrombie & Fitch Co., Class A(a)	6,600	645,480
Academy Sports & Outdoors, Inc.	5,900	354,767
Arhaus, Inc.(a)	103,600	854,700
Arko Corp.	107,580	691,740
Asbury Automotive Group, Inc.(a)	2,700	577,206
AutoNation, Inc.(a)	6,200	1,209,992
Bath & Body Works, Inc.	27,400	623,624
Citi Trends, Inc.(a)	20,503	971,432
Designer Brands, Inc.	94,507	672,890
Genesco, Inc.(a)	27,461	748,038
Group 1 Automotive, Inc.	2,400	781,776
Haverty Furniture Companies, Inc.	65,068	1,549,269
Lands’ End, Inc.(a)	43,072	692,167
Lithia Motors, Inc., Class A	7,333	2,050,160
OneWater Marine, Inc., Class A(a)	47,000	535,095
PetMed Express, Inc.(a)	95,000	260,300
Restoration Hardware Holdings, Inc.(a)	1,997	330,923
Shoe Carnival, Inc.	15,685	316,680
Sleep Number Corp.(a)	72,331	446,282
Sonic Automotive, Inc., Class A	51,712	3,243,377
Stitch Fix, Inc., Class A(a)	295,595	984,331
Upbound Group, Inc.	46,100	988,845
Warby Parker, Inc., Class A(a)	127,705	3,193,902
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wayfair, Inc., Class A(a)	1,980	151,133
Winmark Corp.	10,012	4,567,875
Zumiez, Inc.(a)	65,736	1,723,598
Total		29,165,582
Textiles, Apparel & Luxury Goods 0.9%
Carter’s, Inc.	7,600	254,980
Columbia Sportswear Co.	19,930	1,234,464
Crocs, Inc.(a)	12,400	1,124,804
G-III Apparel Group Ltd.	30,000	917,700
Kontoor Brands, Inc.	13,900	906,419
Levi Strauss & Co., Class A	110,110	2,440,038
Movado Group, Inc.	51,133	1,275,768
Oxford Industries, Inc.	15,900	629,481
PVH Corp.	4,500	308,700
Steven Madden Ltd.	15,700	566,770
Superior Group of Cos, Inc.	9,633	95,656
Wolverine World Wide, Inc.	94,523	1,670,221
Total		11,425,001
Total Consumer Discretionary		130,982,353
Consumer Staples 3.0%
Consumer Staples Distribution & Retail 1.0%
Andersons, Inc. (The)	81,906	5,347,643
Grocery Outlet Holding Corp.(a)	92,800	916,864
Maplebear, Inc.(a)	19,466	730,169
The Chefs’ Warehouse(a)	70,312	5,019,574
Total		12,014,250
Food Products 0.8%
B&G Foods, Inc.	99,000	525,690
Calavo Growers, Inc.	35,900	963,556
Dole PLC	69,734	1,118,533
Flowers Foods, Inc.	96,400	952,432
Hain Celestial Group, Inc. (The)(a)	292,344	233,700
John B. Sanfilippo & Son, Inc.	11,700	966,537
Lamb Weston Holdings, Inc.	25,800	1,243,302
Mission Produce, Inc.(a)	16,481	233,865
Pilgrim’s Pride Corp.	24,958	1,077,187
Common Stocks (continued)
Issuer	Shares	Value ($)
Simply Good Foods Co. (The)(a)	71,900	1,226,614
Smithfield Foods, Inc.	60,278	1,499,717
Total		10,041,133
Household Products 0.5%
Central Garden & Pet Co.(a)	12,100	474,199
Central Garden & Pet Co., Class A(a)	16,033	553,780
Energizer Holdings, Inc.	27,200	587,248
Reynolds Consumer Products, Inc.	53,800	1,334,778
WD-40 Co.	10,725	2,554,695
Total		5,504,700
Personal Care Products 0.5%
Beauty Health Co. (The)(a)	15,643	16,269
BellRing Brands, Inc.(a)	68,700	1,263,393
Edgewell Personal Care Co.	35,000	795,900
Herbalife Ltd.(a)	102,440	1,999,629
Interparfums, Inc.	12,300	1,239,594
Nature’s Sunshine Products, Inc.(a)	23,374	646,992
Usana Health Sciences, Inc.(a)	33,668	724,535
Total		6,686,312
Tobacco 0.2%
Turning Point Brands, Inc.	18,435	2,525,411
Total Consumer Staples		36,771,806
Energy 5.2%
Energy Equipment & Services 2.0%
Cactus, Inc., Class A	77,535	4,186,890
Core Laboratories, Inc.	16,600	291,994
DMC Global Inc(a)	40,632	239,323
Expro Group Holdings NV(a)	78,849	1,408,243
Forum Energy Technologies, Inc.(a)	41,606	2,414,396
Helix Energy Solutions Group, Inc.(a)	74,000	680,060
Innovex International, Inc.(a)	37,900	998,665
National Energy Services Reunited Corp.(a)	186,505	4,671,950
Noble Corp PLC	14,300	649,649
NOV, Inc.	67,100	1,359,446
Oil States International, Inc.(a)	127,667	1,671,161
ProFrac Holding Corp., Class A(a)	114,600	567,270
ProPetro Holding Corp.(a)	94,800	1,149,924
Ranger Energy Services, Inc., Class A	56,360	981,791
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2026
5

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
RPC, Inc.	107,800	626,318
Select Energy Services, Inc., Class A	61,300	837,971
Tidewater, Inc.(a)	5,700	452,694
Valaris Ltd.(a)	7,000	670,950
Weatherford International PLC	9,100	959,686
Total		24,818,381
Oil, Gas & Consumable Fuels 3.2%
Baytex Energy Corp.	270,788	1,039,826
California Resources Corp.	15,900	935,556
Crescent Energy Co., Class A	130,051	1,516,395
CVR Energy, Inc.(a)	27,600	666,816
Delek U.S. Holdings, Inc.	26,600	1,013,726
DHT Holdings, Inc.	268,696	5,236,885
Excelerate Energy, Inc., Class A	77,340	3,112,935
Granite Ridge Resources, Inc.	174,509	883,016
Green Plains, Inc.(a)	201,916	2,772,307
Gulfport Energy Corp.(a)	12,142	2,533,550
Kinetik Holdings, Inc.	22,700	1,032,623
Kosmos Energy Ltd.(a)	589,500	1,373,535
Murphy Oil Corp.	38,600	1,279,590
NextDecade Corp.(a)	183,300	987,987
Northern Oil & Gas, Inc.	36,500	1,007,035
Par Pacific Holdings, Inc.(a)	21,600	921,672
PBF Energy, Inc., Class A	27,400	975,440
REX American Resources Corp.(a)	28,100	999,236
SM Energy Co.	43,000	994,590
Talos Energy, Inc.(a)	73,700	902,825
Teekay Tankers Ltd., Class A	54,913	4,298,040
VAALCO Energy, Inc.	192,000	988,800
World Kinect Corp.	151,731	3,785,688
Total		39,258,073
Total Energy		64,076,454
Financials 17.1%
Banks 9.6%
1st Source Corp.	13,100	877,831
Amerant Bancorp, Inc.	82,436	1,760,009
Ameris Bancorp	47,084	3,656,543
Arrow Financial Corp.	14,951	498,018
Associated Banc-Corp.	44,008	1,162,251
Common Stocks (continued)
Issuer	Shares	Value ($)
Banc of California, Inc.	30,915	571,000
Bank of Marin Bancorp	22,600	562,514
Bank of NT Butterfield & Son Ltd. (The)	34,757	1,763,918
Bank7 Corp.	10,732	436,578
BankUnited, Inc.	126,559	5,910,305
Baycom Corp.	15,784	464,050
BCB Bancorp, Inc.	10,167	81,336
Beacon Financial Corp.	41,284	1,227,786
BOK Financial Corp.	4,931	619,925
Bridgewater Bancshares, Inc.(a)	20,500	374,740
Burke & Herbert Financial Services Corp.	8,900	573,516
Business First Bancshares, Inc.	8,287	226,235
Byline Bancorp, Inc.	17,147	534,986
Camden National Corp.	19,500	900,120
Capital Bancorp, Inc.	11,700	344,097
Capital City Bank Group, Inc.	8,056	345,159
Capitol Federal Financial, Inc.	166,000	1,191,880
Carter Bankshares, Inc.(a)	21,000	437,640
Cathay General Bancorp	22,200	1,103,562
Central Pacific Financial Corp.	38,170	1,215,715
ChoiceOne Financial Services, Inc.	12,900	369,198
Civista Bancshares, Inc.	18,900	450,009
CNB Financial Corp.	31,200	873,912
Community Trust Bancorp, Inc.	24,916	1,495,957
Community West Bancshares	25,400	590,042
ConnectOne Bancorp, Inc.	45,970	1,219,584
Cullen/Frost Bankers, Inc.	4,778	660,415
CVB Financial Corp.	29,900	574,977
Dime Community Bancshares, Inc.	35,700	1,154,895
Eagle Bancorp, Inc.	48,600	1,236,870
Enterprise Financial Services Corp.	20,130	1,149,423
Farmers National Banc Corp.	46,164	596,901
FB Financial Corp.	23,332	1,276,027
Financial Institutions, Inc.	18,700	586,806
Finward Bancorp	600	22,416
First BanCorp	220,463	4,658,383
First Bank	1,975	31,442
First Busey Corp.	47,909	1,214,972
First Business Financial Services, Inc.	2,606	142,418
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
First Financial Corp.	21,503	1,362,430
First Foundation, Inc.(a)	192,600	1,130,562
First Hawaiian, Inc.	48,100	1,190,956
First Internet Bancorp	30,717	622,941
First Merchants Corp.	30,431	1,189,244
First Mid Bancshares, Inc.	14,110	578,651
First Western Financial, Inc.(a)	19,000	480,510
FirstSun Capital Bancorp(a)	15,700	572,579
Five Star Bancorp	15,784	614,471
Flagstar Bank	92,800	1,177,632
Flushing Financial Corp.	73,700	1,137,191
Great Southern Bancorp, Inc.	15,763	969,897
Hanmi Financial Corp.	93,751	2,447,839
HBT Financial, Inc.	2,561	69,045
Heritage Commerce Corp.	72,700	903,661
Heritage Financial Corp.	21,900	578,379
Hilltop Holdings, Inc.	131,297	4,914,447
Hingham Institution for Savings	4,200	1,172,304
Home Bancorp, Inc.	12,475	737,273
HomeTrust Bancshares, Inc.	7,758	326,922
Hope Bancorp, Inc.	104,700	1,178,922
Independent Bank Corp.	3,700	288,859
Independent Bank Corp.	42,720	1,484,520
Kearny Financial Corp.	186,326	1,425,394
Live Oak Bancshares, Inc.	52,258	1,895,398
Mercantile Bank Corp.	22,436	1,159,044
Mid Penn Bancorp, Inc.	11,400	366,738
Midland States Bancorp, Inc.	96,274	2,130,544
MVB Financial Corp.	6,402	172,854
NB Bancorp, Inc.	41,800	892,012
Northeast Bank	7,730	857,102
Northeast Community Bancorp, Inc.	11,268	272,686
Northfield Bancorp, Inc.	22,700	302,818
Northpointe Bancshares, Inc.	40,645	734,049
OceanFirst Financial Corp.	65,600	1,184,736
OFG Bancorp	47,351	1,897,828
OP Bancorp	15,279	204,127
Origin Bancorp, Inc.	11,522	479,315
PCB Bancorp	1,520	33,987
Common Stocks (continued)
Issuer	Shares	Value ($)
Peapack-Gladstone Financial Corp.	33,672	1,127,675
Peoples Bancorp, Inc.	27,600	890,652
Peoples Financial Services Corp.	2,800	150,080
Preferred Bank	14,100	1,236,852
Primis Financial Corp.	10,789	142,523
Prosperity Bancshares, Inc.	16,605	1,168,494
Provident Financial Services, Inc.	55,059	1,158,441
RBB Bancorp	28,296	608,364
Red River Bancshares, Inc.	583	51,712
Republic Bancorp, Inc.	4,315	297,735
S&T Bancorp, Inc.	14,100	589,521
ServisFirst Bancshares, Inc.	28,635	2,319,721
Shore Bancshares, Inc.	35,047	651,173
Sierra Bancorp	19,221	691,572
Simmons First National Corp., Class A	43,700	870,067
SmartFinancial, Inc.	1,354	53,090
South Plains Financial, Inc.	5,217	213,688
Southern First Bancshares, Inc.(a)	10,600	591,904
Southern Missouri Bancorp, Inc.	14,400	891,504
Southside Bancshares, Inc.	13,000	407,160
Texas Capital Bancshares, Inc.(a)	47,471	4,523,986
Third Coast Bancshares, Inc.(a)	18,361	727,279
Tompkins Financial Corp.	4,217	323,486
Towne Bank	8,500	291,210
Trico Bancshares	39,989	1,910,674
TrustCo Bank Corp.	30,360	1,316,713
United Community Banks, Inc.	8,900	286,313
Unity Bancorp, Inc.	5,533	294,300
Univest Corporation of Pennsylvania	26,200	879,010
Valley National Bancorp	445,409	5,616,608
WaFd, Inc.	53,426	1,664,754
Washington Trust Bancorp, Inc.	26,000	875,940
Westamerica BanCorp	10,272	520,277
Zions Bancorp NA	8,838	506,241
Total		118,130,947
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2026
7

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.2%
Evercore, Inc., Class A	7,165	2,212,839
Federated Hermes, Inc., Class B	23,300	1,305,033
MarketAxess Holdings, Inc.	2,919	560,448
Open Lending Corp., Class A(a)	119,837	159,383
Piper Sandler Companies	13,279	3,924,609
Silvercrest Asset Management Group, Inc., Class A	2,909	44,231
StoneX Group, Inc.(a)	30,930	3,943,575
Virtu Financial, Inc. Class A	15,900	658,419
Virtus Investment Partners, Inc.	9,000	1,245,240
Total		14,053,777
Consumer Finance 2.0%
Ally Financial, Inc.	54,312	2,142,065
Bread Financial Holdings, Inc.	101,350	7,181,661
Figure Technology Solutions, Inc., Class A(a)	51,584	1,304,043
FirstCash Holdings, Inc.	29,126	5,615,202
LendingTree, Inc.(a)	13,096	489,398
Navient Corp.	109,400	961,626
PRA Group, Inc.(a)	74,222	1,168,996
PROG Holdings, Inc.	74,333	2,617,265
Regional Management Corp.	13,013	414,074
SLM Corp.	53,700	1,006,338
World Acceptance Corp.(a)	9,489	1,279,876
Total		24,180,544
Financial Services 1.4%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,939	147,038
Cass Information Systems, Inc.	9,100	403,858
Compass Diversified Holdings	280,140	2,098,249
Corebridge Financial, Inc.	23,672	611,684
Enact Holdings, Inc.	28,600	1,196,624
Essent Group Ltd.	19,100	1,162,044
Euronet Worldwide, Inc.(a)	16,500	1,147,575
FS Bancorp, Inc.	815	32,201
International Money Express, Inc.(a)	29,900	471,822
Jackson Financial, Inc., Class A	202	22,115
Marqeta, Inc., Class A(a)	261,550	1,004,352
Merchants Bancorp	26,200	1,107,736
Common Stocks (continued)
Issuer	Shares	Value ($)
MGIC Investment Corp.	11,600	307,748
NMI Holdings, Inc., Class A(a)	30,500	1,198,955
Pagseguro Digital Ltd., Class A	201,741	2,140,472
Paysafe Ltd.(a)	104,222	652,430
Radian Group, Inc.	36,800	1,270,336
Voya Financial, Inc.	14,300	956,384
Walker & Dunlop, Inc.	10,000	460,100
WEX, Inc.(a)	8,100	1,208,439
Total		17,600,162
Insurance 2.6%
Ambac Financial Group, Inc.(a)	46,962	251,247
American Integrity Insurance Group, Inc.(a)	30,729	625,642
Assured Guaranty Ltd.	9,400	810,374
CNO Financial Group, Inc.	95,353	3,986,709
Donegal Group, Inc., Class A	24,844	437,751
eHealth, Inc.(a)	62,481	81,225
Employers Holdings, Inc.	63,971	2,645,201
F&G Annuities & Life, Inc.	36,100	817,665
Fidelis Insurance Holdings Ltd.	152,306	2,902,952
Genworth Financial, Inc., Class A(a)	31,720	267,717
Hanover Insurance Group, Inc. (The)	6,200	1,119,906
Heritage Insurance Holdings, Inc.(a)	71,400	1,989,918
Hippo Holdings, Inc.(a)	17,183	494,183
Horace Mann Educators Corp.	17,304	752,897
James River Group Holdings, Inc.	57,707	403,949
Kemper Corp.	44,739	1,445,965
Lemonade, Inc.(a)	26,115	1,351,190
Lincoln National Corp.	26,100	895,230
Mercury General Corp.	34,580	3,132,256
Reinsurance Group of America, Inc.	11,674	2,518,432
Selectquote, Inc.(a)	49,724	42,768
SiriusPoint Ltd.(a)	1,449	30,632
Slide Insurance Holdings, Inc.(a)	10,780	204,820
Stewart Information Services Corp.	14,900	1,057,751
United Fire Group, Inc.	13,711	532,809
United Insurance Holdings Corp.	5,073	57,781
Universal Insurance Holdings, Inc.	41,215	1,449,532
White Mountains Insurance Group Ltd.	570	1,265,691
Total		31,572,193
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 0.3%
Angel Oak Mortgage REIT, Inc.	21,662	185,860
Apollo Commercial Real Estate Finance, Inc.	76,500	810,900
Ares Commercial Real Estate Corp.	119,200	598,384
BrightSpire Capital, Inc.	138,807	806,469
Claros Mortgage Trust, Inc.(a)	220,600	527,234
Granite Point Mortgage Trust, Inc.	181,806	316,342
Nexpoint Real Estate Finance, Inc.	10,141	147,146
Seven Hills Realty Trust	17,300	148,088
TPG Mortgage Investment Trust, Inc.	41,540	336,058
Total		3,876,481
Total Financials		209,414,104
Health Care 14.3%
Biotechnology 5.7%
Aldeyra Therapeutics, Inc.(a)	28,900	157,794
Alector, Inc.(a)	293,202	712,481
Alkermes PLC(a)	83,506	2,513,531
Anika Therapeutics, Inc.(a)	35,515	509,995
Apogee Therapeutics, Inc.(a)	54,958	3,847,060
Arcellx, Inc.(a)	23,522	2,676,568
Arcturus Therapeutics Holdings, Inc.(a)	2,576	21,200
BridgeBio Pharma, Inc.(a)	36,181	2,405,313
Caribou Biosciences, Inc.(a)	65,984	125,370
Caris Life Sciences, Inc.(a)	53,716	1,081,840
Cartesian Therapeutics, Inc.(a)	16,116	122,320
Cytokinetics, Inc.(a)	30,095	1,872,511
Design Therapeutics, Inc.(a)	34,990	365,296
Disc Medicine, Inc.(a)	42,865	2,855,666
Dyne Therapeutics, Inc.(a)	143,929	2,248,171
Editas Medicine, Inc.(a)	154,130	339,086
Entrada Therapeutics, Inc.(a)	70,280	838,440
Evommune, Inc.(a)	91,408	2,376,608
Foghorn Therapeutics, Inc.(a)	28,105	159,636
Generate Biomedicines, Inc.(a)	87,335	1,104,788
Immunome, Inc.(a)	120,942	2,643,792
Inhibrx Biosciences, Inc.(a)	2,417	179,172
Ironwood Pharmaceuticals, Inc.(a)	99,216	339,319
Keros Therapeutics, Inc.(a)	98,726	1,400,922
Kodiak Sciences, Inc.(a)	16,194	433,999
Common Stocks (continued)
Issuer	Shares	Value ($)
Kura Oncology, Inc.(a)	241,607	2,109,229
MacroGenics, Inc.(a)	69,189	137,686
Myriad Genetics, Inc.(a)	260,381	1,200,356
NewAmsterdam Pharma Co. NV(a)	66,660	2,363,764
Nurix Therapeutics, Inc.(a)	80,077	1,278,830
Nuvalent, Inc., Class A(a)	34,216	3,488,321
PMV Pharmaceuticals, Inc.(a)	13,237	22,503
Prothena Corp., PLC(a)	82,422	714,599
REGENXBIO, Inc.(a)	196,738	1,778,512
Rhythm Pharmaceuticals, Inc.(a)	37,924	3,516,693
Sarepta Therapeutics, Inc.(a)	52,100	873,196
Sionna Therapeutics, Inc.(a)	81,950	2,994,453
Spyre Therapeutics, Inc.(a)	49,243	2,117,941
Travere Therapeutics, Inc.(a)	17,296	515,248
Tyra Biosciences, Inc.(a)	44,460	1,480,963
uniQure NV(a)	57,081	892,176
Vanda Pharmaceuticals, Inc.(a)	141,154	1,257,682
Vaxcyte, Inc.(a)	44,045	2,719,338
Vericel Corp.(a)	119,139	4,250,880
Viking Therapeutics, Inc.(a)	31,283	1,058,617
Xenon Pharmaceuticals, Inc.(a)	70,757	3,058,825
Total		69,160,690
Health Care Equipment & Supplies 3.5%
Accuray, Inc.(a)	151,779	87,652
Artivion, Inc.(a)	20,225	778,663
CONMED Corp.	29,200	1,343,200
Dentsply Sirona, Inc.	11,827	173,620
Glaukos Corp.(a)	17,883	2,153,113
Inmode Ltd.(a)	64,300	884,125
Inogen, Inc.(a)	46,608	284,309
iRhythm Holdings, Inc.(a)	22,015	2,944,506
Lantheus Holdings, Inc.(a)	51,650	3,869,102
LeMaitre Vascular, Inc.	96,256	10,412,974
LivaNova PLC(a)	19,700	1,390,820
Merit Medical Systems, Inc.(a)	132,174	10,201,189
Omnicell, Inc.(a)	75,818	3,116,120
OraSure Technologies, Inc.(a)	218,233	687,434
Orthofix Medical, Inc.(a)	10,533	142,511
TransMedics Group, Inc.(a)	17,310	2,514,451
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2026
9

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utah Medical Products, Inc.	7,100	472,931
Varex Imaging Corp.(a)	121,470	1,599,760
Total		43,056,480
Health Care Providers & Services 1.0%
Acadia Healthcare Co., Inc.(a)	37,800	886,032
Ardent Health, Inc.(a)	31,700	297,663
Astrana Health, Inc.(a)	48,600	988,038
Aveanna Healthcare Holdings, Inc.(a)	10,671	78,539
Billiontoone, Inc., Class A(a)	21,635	1,651,399
Concentra Group Holdings Parent, Inc.	39,347	942,754
Cross Country Healthcare, Inc.(a)	31,004	269,735
DocGo, Inc.(a)	121,838	87,480
HealthEquity, Inc.(a)	21,577	1,650,425
Hims & Hers Health, Inc., Class A(a)	32,997	479,116
Hinge Health, Inc., Class A(a)	34,809	1,488,433
Lumexa Imaging Holdings, Inc.(a)	83,505	1,180,761
Molina Healthcare, Inc.(a)	9,200	1,417,260
National Research Corp., Class A	41,300	553,833
Total		11,971,468
Health Care Technology 0.3%
Definitive Healthcare Corp.(a)	31,326	40,097
Evolent Health, Inc., Class A(a)	243,397	791,040
HealthStream, Inc.	23,243	493,449
HeartFlow, Inc.(a)	36,399	843,001
Waystar Holding Corp.(a)	70,034	1,796,372
Total		3,963,959
Life Sciences Tools & Services 1.9%
10X Genomics, Inc., Class A(a)	255,878	5,897,988
Azenta, Inc.(a)	185,786	5,012,506
Codexis, Inc.(a)	183,662	185,499
Ginkgo Bioworks Holdings, Inc.(a)	40,319	272,153
MaxCyte, Inc.(a)	144,027	116,849
Repligen Corp.(a)	48,295	6,217,015
Stevanato Group SpA	375,240	5,823,725
Total		23,525,735
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 1.9%
ANI Pharmaceuticals, Inc.(a)	8,700	642,930
Arvinas, Inc.(a)	169,874	2,254,228
BioAge Labs, Inc.(a)	55,326	1,232,110
Biote Corp., Class A(a)	17,899	37,946
Crinetics Pharmaceuticals, Inc.(a)	76,453	3,142,218
LB Pharmaceuticals, Inc.(a)	108,307	2,600,451
Ligand Pharmaceuticals, Inc.(a)	9,004	1,785,583
Organon & Co.	127,900	932,391
Pacira Pharmaceuticals, Inc.(a)	59,033	1,293,413
Pliant Therapeutics, Inc.(a)	55,129	71,668
Prestige Consumer Healthcare, Inc.(a)	12,600	873,180
Septerna, Inc.(a)	3,849	111,698
SIGA Technologies, Inc.	123,928	801,814
Spyglass Pharma, Inc.(a)	44,477	1,245,356
Supernus Pharmaceuticals, Inc.(a)	7,463	408,450
Terns Pharmaceuticals, Inc.(a)	60,975	2,568,267
Veradermics, Inc.(a)	68,987	3,163,054
Total		23,164,757
Total Health Care		174,843,089
Industrials 25.1%
Aerospace & Defense 2.2%
Aerovironment, Inc.(a)	9,399	2,370,898
Astronics Corp.(a)	4,720	380,526
Firefly Aerospace., Inc.(a)	34,746	669,556
Hexcel Corp.	28,112	2,605,701
Huntington Ingalls Industries, Inc.	3,256	1,447,357
Karman Holdings, Inc.(a)	44,448	3,916,313
Kratos Defense & Security Solutions, Inc.(a)	29,060	2,504,391
Mercury Systems, Inc.(a)	81,663	7,270,457
VSE Corp.	24,305	5,518,936
Total		26,684,135
Air Freight & Logistics 0.0%
HUB Group, Inc., Class A	2,506	107,933
Radiant Logistics, Inc.(a)	22,611	167,774
Total		275,707
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.9%
AAON, Inc.	69,976	7,081,572
American Woodmark Corp.(a)	17,800	891,780
Apogee Enterprises, Inc.	15,600	621,192
CSW Industrials, Inc.	25,860	7,611,374
Fortune Brands Innovations, Inc.	20,000	1,086,800
Insteel Industries, Inc.	15,767	587,794
Janus International Group, Inc.(a)	139,400	970,224
JELD-WEN Holding, Inc.(a)	313,154	613,782
Modine Manufacturing Co.(a)	26,243	5,963,722
Resideo Technologies, Inc.(a)	17,000	657,900
Simpson Manufacturing Co., Inc.	41,692	8,070,320
UFP Industries, Inc.	11,600	1,193,756
Total		35,350,216
Commercial Services & Supplies 2.3%
ABM Industries, Inc.	22,100	983,450
Brink’s Co. (The)	9,600	1,120,992
Casella Waste Systems, Inc., Class A(a)	154,527	14,395,735
Ennis, Inc.	34,548	729,308
Healthcare Services Group, Inc.(a)	29,700	646,569
MillerKnoll, Inc.	28,700	578,018
MSA Safety, Inc.	43,294	8,460,081
Unifirst Corp.	2,600	610,532
Total		27,524,685
Construction & Engineering 2.8%
Construction Partners, Inc., Class A(a)	67,059	9,010,718
Dycom Industries, Inc.(a)	9,249	3,884,765
Fluor Corp.(a)	38,327	2,004,885
Legence Corp., Class A(a)	25,400	1,474,470
MasTec, Inc.(a)	3,229	962,307
Matrix Service Co.(a)	64,510	708,965
Orion Group Holdings, Inc.(a)	40,824	560,513
Primoris Services Corp.	27,312	4,116,465
Sterling Infrastructure, Inc.(a)	9,741	4,170,414
Tutor Perini Corp.	66,640	5,022,657
Valmont Industries, Inc.	6,147	2,827,190
Total		34,743,349
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.9%
Atkore, Inc.	68,222	4,414,646
Bloom Energy Corp., Class A(a)	39,665	6,174,650
Fluence Energy, Inc.(a)	44,906	697,839
Nextpower, Inc., Class A(a)	47,752	5,018,735
Sensata Technologies Holding	34,800	1,299,432
Thermon(a)	6,100	309,758
Vicor Corp.(a)	28,404	5,720,566
Total		23,635,626
Ground Transportation 1.3%
ArcBest Corp.	52,737	5,413,981
Covenant Logistics Group, Inc., Class A	21,170	623,245
Heartland Express, Inc.	41,800	461,054
Landstar System, Inc.	25,658	4,180,971
Saia, Inc.(a)	6,562	2,660,169
Schneider National, Inc., Class B	21,600	613,008
Werner Enterprises, Inc.	45,247	1,587,717
Total		15,540,145
Machinery 6.0%
Albany International Corp., Class A	15,900	916,635
Atmus Filtration Technologies, Inc.	14,500	935,685
Blue Bird Corp.(a)	18,700	1,089,649
Columbus McKinnon Corp.	94,268	1,789,207
Douglas Dynamics, Inc.	14,600	670,432
EnPro, Inc.	4,650	1,202,723
Esab Corp.	27,142	3,424,506
ESCO Technologies, Inc.	33,232	9,214,901
Federal Signal Corp.	52,610	6,125,382
Graco, Inc.	11,860	1,113,891
Greenbrier Companies, Inc. (The)	23,232	1,310,749
Helios Technologies, Inc.	86,561	6,173,531
Hillman Solutions Corp.(a)	32,615	267,443
Hyster-Yale Materials Handling, Inc.	27,938	1,028,957
ITT, Inc.	14,025	2,838,800
JBT Marel Corp.	23,965	3,690,610
Kadant, Inc.	8,500	2,882,945
LB Foster Co., Class A(a)	13,800	424,074
Lindsay Corp.	6,900	929,430
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2026
11

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Manitowoc Co., Inc. (The)(a)	40,923	603,614
Miller Industries, Inc.	21,219	891,835
RBC Bearings, Inc.(a)	18,277	10,526,090
SPX Technologies, Inc.(a)	55,087	12,501,444
Tennant Co.	12,800	781,184
Timken Co. (The)	11,600	1,257,208
Wabash National Corp.	139,070	1,411,560
Total		74,002,485
Marine Transportation 0.1%
Matson, Inc.	5,600	930,328
Passenger Airlines 0.7%
Allegiant Travel Co.(a)	35,769	3,653,803
JetBlue Airways Corp.(a)	573,984	3,179,872
Joby Aviation, Inc.(a)	206,516	2,077,551
Total		8,911,226
Professional Services 2.5%
Amentum Holdings, Inc.(a)	30,000	896,100
CBIZ, Inc.(a)	33,200	950,848
Conduent, Inc.(a)	342,825	500,524
ExlService Holdings, Inc.(a)	72,593	2,268,531
Exponent, Inc.	78,436	5,708,572
Forrester Research, Inc.(a)	39,400	235,612
Franklin Covey Co.(a)	39,260	511,165
FTI Consulting, Inc.(a)	414	68,070
Genpact Ltd.	32,900	1,306,788
ICF International, Inc.	15,282	1,270,393
Insperity, Inc.	24,900	553,029
Kelly Services, Inc., Class A	65,961	640,481
Kforce, Inc.	72,050	1,946,791
Korn/Ferry International	10,500	658,035
ManpowerGroup, Inc.	27,900	780,363
MAXIMUS, Inc.	12,600	952,686
Mistras Group, Inc.(a)	24,386	372,618
Paycom Software, Inc.	10,200	1,283,466
Resources Connection, Inc.	161,537	607,379
Robert Half, Inc.	67,968	1,659,779
Science Applications International Corp.	10,800	996,408
TrueBlue, Inc.(a)	160,200	677,646
Common Stocks (continued)
Issuer	Shares	Value ($)
UL Solutions, Inc., Class A	48,975	4,112,431
Verra Mobility Corp.(a)	102,267	1,708,882
Total		30,666,597
Trading Companies & Distributors 2.4%
Alta Equipment Group, Inc.	39,702	273,944
Applied Industrial Technologies, Inc.	10,832	3,060,907
BlueLinx Holdings, Inc.(a)	21,098	1,390,780
Boise Cascade Co.	6,613	547,160
Custom Truck One Source, Inc.(a)	41,600	297,856
DNOW, Inc.(a)	38,500	453,530
Global Industrial Co.	19,527	644,000
Herc Holdings, Inc.	4,100	573,139
Hudson Technologies, Inc.(a)	54,241	385,653
McGrath Rentcorp	3,200	355,040
MSC Industrial Direct Co., Inc., Class A	13,500	1,266,840
NPK International, Inc.(a)	113,657	1,640,070
Rush Enterprises, Inc., Class A	78,178	5,548,328
SiteOne Landscape Supply, Inc.(a)	54,995	7,858,236
Titan Machinery, Inc.(a)	40,500	789,345
Transcat, Inc.(a)	33,213	2,589,618
WESCO International, Inc.	6,097	1,765,081
Total		29,439,527
Total Industrials		307,704,026
Information Technology 12.6%
Communications Equipment 1.0%
Aviat Networks, Inc.(a)	37,990	951,270
Digi International, Inc.(a)	180,160	8,795,411
Inseego Corp.(a)	4,841	59,786
NETGEAR, Inc.(a)	88,290	1,820,540
Ribbon Communications, Inc.(a)	103,367	230,508
Total		11,857,515
Electronic Equipment, Instruments & Components 3.7%
Arrow Electronics, Inc.(a)	6,100	928,176
Avnet, Inc.	19,100	1,257,544
Badger Meter, Inc.	7,000	1,067,010
Crane NXT Co.	41,500	2,004,035
ePlus, Inc.	14,500	1,169,570
Fabrinet(a)	14,969	8,167,535
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ingram Micro Holding Corp.	39,400	815,186
Insight Enterprises, Inc.(a)	11,200	935,872
Itron, Inc.(a)	9,700	911,315
Kimball Electronics, Inc.(a)	25,400	634,746
Littelfuse, Inc.	9,117	3,213,378
Methode Electronics, Inc.	77,600	656,496
Mirion Technologies, Inc.(a)	240,423	5,195,541
Novanta, Inc.(a)	67,584	9,085,317
OSI Systems, Inc.(a)	9,782	2,789,826
PC Connection, Inc.	24,441	1,489,679
Sanmina Corp.(a)	4,200	652,092
Scansource, Inc.(a)	68,443	2,517,334
SmartRent, Inc.(a)	341,771	519,492
Vishay Intertechnology, Inc.	49,800	932,256
Vontier Corp.	25,000	1,023,000
Total		45,965,400
IT Services 0.7%
Amdocs Ltd.	18,200	1,270,360
Applied Digital Corp.(a)	39,421	1,075,011
ASGN, Inc.(a)	30,500	1,308,450
DigitalOcean Holdings, Inc.(a)	70,740	3,965,684
Grid Dynamics Holdings, Inc.(a)	82,100	554,175
Unisys Corp.(a)	116,777	283,768
Total		8,457,448
Semiconductors & Semiconductor Equipment 2.6%
ACM Research, Inc., Class A(a)	52,252	2,909,391
Allegro MicroSystems, Inc.(a)	106,107	3,869,722
Alpha & Omega Semiconductor Ltd.(a)	15,884	333,723
Cirrus Logic, Inc.(a)	6,045	853,071
Credo Technology Group Holding Ltd.(a)	34,142	3,833,122
MACOM Technology Solutions Holdings, Inc.(a)	14,064	3,489,560
MKS, Inc.	17,148	4,192,000
Navitas Semiconductor Corp.(a)	85,727	771,543
Onto Innovation, Inc.(a)	13,917	3,004,541
Photronics, Inc.(a)	33,700	1,261,391
Rambus, Inc.(a)	40,334	4,019,687
Rigetti Computing, Inc.(a)	47,038	819,402
Semtech Corp.(a)	29,505	2,661,941
Total		32,019,094
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 4.6%
ACI Worldwide, Inc.(a)	23,000	912,640
Agilysys, Inc.(a)	55,123	3,978,227
Arteris, Inc.(a)	55,462	942,299
Blackline, Inc.(a)	167,812	5,915,373
Box, Inc., Class A(a)	81,022	1,908,068
Braze, Inc., Class A(a)	55,069	1,045,760
CCC Intelligent Solutions Holdings, Inc.(a)	235,490	1,372,907
Clear Secure, Inc., Class A	58,931	2,866,404
CommVault Systems, Inc.(a)	14,920	1,269,394
Core Scientific, Inc.(a)	79,443	1,348,148
CS Disco, Inc.(a)	29,502	95,882
Descartes Systems Group, Inc. (The)(a)	101,770	6,742,262
Dolby Laboratories, Inc., Class A	14,600	971,922
Domo, Inc., Class B(a)	91,735	329,329
Dropbox, Inc., Class A(a)	63,578	1,588,814
D-Wave Quantum, Inc.(a)	45,900	862,002
eGain Corp.(a)	46,113	430,695
Expensify, Inc., Class A(a)	16,742	15,907
Gitlab, Inc., Class A(a)	30,915	813,064
JFrog Ltd.(a)	69,413	2,786,932
N-Able, Inc.(a)	261,708	1,151,515
nCino, Inc.(a)	118,890	1,918,885
Nutanix, Inc., Class A(a)	37,035	1,417,700
OneSpan, Inc.	99,010	1,093,070
Pegasystems, Inc.	10,372	453,568
Procore Technologies, Inc.(a)	26,496	1,458,340
Q2 Holdings, Inc.(a)	79,230	3,812,548
Rimini Street, Inc.(a)	66,342	246,792
SentinelOne, Inc., Class A(a)	112,617	1,477,535
Telos Corp.(a)	69,665	280,053
Varonis Systems, Inc.(a)	50,407	1,164,402
Vertex, Inc.(a)	99,790	1,444,959
Workiva, Inc., Class A(a)	51,795	3,189,536
Xperi, Inc.(a)	136,980	839,687
Total		56,144,619
Total Information Technology		154,444,076
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2026
13

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.7%
Chemicals 1.8%
AdvanSix, Inc.	5,177	92,306
Albemarle Corp.	2,796	499,561
American Vanguard Corp.(a)	32,400	149,364
Arq, Inc.(a)	75,596	265,342
Axalta Coating Systems Ltd.(a)	36,600	1,222,806
Balchem Corp.	53,987	9,794,861
Cabot Corp.	5,200	395,928
Celanese Corp., Class A	10,059	502,347
Core Molding Technologies, Inc.(a)	11,931	217,741
Ecovyst, Inc.(a)	110,000	1,239,700
HB Fuller Co.	18,700	1,228,964
Huntsman Corp.	95,800	1,211,870
Innospec, Inc.	14,100	1,079,778
Koppers Holdings, Inc.	11,187	422,869
Kronos Worldwide, Inc.	50,693	294,526
Mativ Holdings, Inc.	59,996	650,357
Olin Corp.	49,100	1,245,667
Orion SA	54,341	309,200
Scotts Miracle-Gro Co. (The), Class A	11,510	807,081
Stepan Co.	3,572	181,779
Total		21,812,047
Construction Materials 0.4%
Eagle Materials, Inc.	12,131	2,714,917
James Hardie Industries PLC(a)	92,448	2,251,109
Total		4,966,026
Containers & Packaging 0.3%
Ardagh Metal Packaging SA	298,635	1,448,380
Graphic Packaging Holding Co.	32,800	401,144
Myers Industries, Inc.	42,600	952,962
Sonoco Products Co.	16,900	954,343
TriMas Corp.	17,000	664,360
Total		4,421,189
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.0%
Caledonia Mining Corp. PLC	20,945	664,794
Commercial Metals Co.	91,770	6,726,741
Ferroglobe PLC	270,108	1,380,252
Kaiser Aluminum Corp.	8,900	1,158,246
Reliance, Inc.	1,647	519,859
Ryerson Holding Corp.	10,110	264,478
Worthington Steel, Inc.	26,495	1,101,132
Total		11,815,502
Paper & Forest Products 0.2%
Clearwater Paper Corp.(a)	43,571	653,129
Louisiana-Pacific Corp.	3,608	305,742
Magnera Corp.(a)	97,648	1,264,542
Sylvamo Corp.	17,300	800,990
Total		3,024,403
Total Materials		46,039,167
Real Estate 3.4%
Diversified REITs 0.2%
Alpine Income Properties Trust, Inc.	17,984	354,645
American Assets Trust, Inc.	86,116	1,680,984
Total		2,035,629
Health Care REITs 0.1%
Community Healthcare Trust, Inc.	34,313	586,409
LTC Properties, Inc.	6,686	265,301
Total		851,710
Hotel & Resort REITs 0.6%
Braemar Hotels & Resorts, Inc.	62,688	182,422
Chatham Lodging Trust	70,155	540,895
DiamondRock Hospitality Co.	62,200	624,488
Park Hotels & Resorts, Inc.	113,200	1,280,292
Pebblebrook Hotel Trust	73,600	944,288
Sunstone Hotel Investors, Inc.	227,727	2,113,307
Xenia Hotels & Resorts, Inc.	143,469	2,192,206
Total		7,877,898
Industrial REITs 0.3%
Terreno Realty Corp.	56,301	3,719,244
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Office REITs 0.4%
Douglas Emmett, Inc.	103,200	1,020,648
Easterly Government Properties, Inc.	64,465	1,500,745
Empire State Realty Trust, Inc., Class A	105,000	617,400
Orion Properties, Inc.	3,192	7,948
Vornado Realty Trust	42,800	1,180,424
Total		4,327,165
Real Estate Management & Development 1.2%
Compass, Inc.(a)	310,025	3,022,744
FirstService Corp.	62,435	9,837,883
Forestar Group, Inc.(a)	40,225	1,155,262
RE/MAX Holdings, Inc., Class A(a)	25,622	161,162
RMR Group, Inc. (The), Class A	8,539	139,869
Seritage Growth Properties, Class A(a)	115,200	340,992
Zillow Group, Inc., Class A(a)	7,649	342,675
Total		15,000,587
Residential REITs 0.1%
American Homes 4 Rent, Class A	24,742	742,260
NexPoint Residential Trust, Inc.	21,614	609,299
Total		1,351,559
Retail REITs 0.5%
InvenTrust Properties Corp.	58,919	1,838,273
Phillips Edison & Co., Inc.	55,329	2,173,323
SITE Centers Corp.	254,829	1,569,746
Whitestone REIT	59,299	900,752
Total		6,482,094
Total Real Estate		41,645,886
Utilities 1.6%
Electric Utilities 0.2%
Genie Energy Ltd., Class B	39,946	580,416
Otter Tail Corp.	9,400	799,940
Portland General Electric Co.	23,800	1,284,248
Total		2,664,604
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.6%
New Jersey Resources Corp.	23,200	1,258,368
Northwest Natural Holding Co.	25,200	1,336,608
ONE Gas, Inc.	10,100	883,144
Southwest Gas Holdings, Inc.	36,871	3,250,916
Spire, Inc.	14,000	1,282,540
Total		8,011,576
Multi-Utilities 0.4%
Avista Corp.	62,831	2,552,195
Black Hills Corp.	17,100	1,259,586
Northwestern Energy Group, Inc.	9,000	629,640
Unitil Corp.	14,300	748,033
Total		5,189,454
Water Utilities 0.4%
American States Water Co.	21,174	1,578,098
Artesian Resources Corp., Class A	9,700	328,636
California Water Service Group	24,555	1,106,939
H2O America	25,426	1,367,665
Total		4,381,338
Total Utilities		20,246,972
Total Common Stocks (Cost $1,090,255,331)		1,209,280,407

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(b),(c)	17,468,456	17,464,962
Total Money Market Funds (Cost $17,463,241)		17,464,962
Total Investments in Securities (Cost: $1,107,718,572)		1,226,745,369
Other Assets & Liabilities, Net		(104,002)
Net Assets		1,226,641,367
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2026
15

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	11,409,182	151,009,954	(144,955,907)	1,733	17,464,962	(595)	356,623	17,468,456
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	23,112,474	—	—	23,112,474
Consumer Discretionary	130,982,353	—	—	130,982,353
Consumer Staples	36,771,806	—	—	36,771,806
Energy	64,076,454	—	—	64,076,454
Financials	209,414,104	—	—	209,414,104
Health Care	174,843,089	—	—	174,843,089
Industrials	307,704,026	—	—	307,704,026
Information Technology	154,444,076	—	—	154,444,076
Materials	46,039,167	—	—	46,039,167
Real Estate	41,645,886	—	—	41,645,886
Utilities	20,246,972	—	—	20,246,972
Total Common Stocks	1,209,280,407	—	—	1,209,280,407
Money Market Funds	17,464,962	—	—	17,464,962
Total Investments in Securities	1,226,745,369	—	—	1,226,745,369
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2026
17

Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,090,255,331)	$1,209,280,407
Affiliated issuers (cost $17,463,241)	17,464,962
Receivable for:
Investments sold	3,136,386
Capital shares sold	480,332
Dividends	777,011
Foreign tax reclaims	901
Expense reimbursement due from Investment Manager	6,557
Prepaid expenses	5,643
Deferred compensation of board members	194,697
Other assets	9,931
Total assets	1,231,356,827
Liabilities
Due to custodian	41,120
Payable for:
Investments purchased	2,972,742
Capital shares redeemed	1,033,812
Management services fees	28,373
Transfer agent fees	256,001
Compensation of chief compliance officer	131
Compensation of board members	3,226
Other expenses	123,981
Deferred compensation of board members	256,074
Total liabilities	4,715,460
Net assets applicable to outstanding capital stock	$1,226,641,367
Represented by
Paid in capital	1,088,642,392
Total distributable earnings (loss)	137,998,975
Total - representing net assets applicable to outstanding capital stock	$1,226,641,367
Institutional Class
Net assets	$1,226,641,367
Shares outstanding	75,597,769
Net asset value per share	$16.23
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Statement of Operations
Six Months Ended February 28, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$9,141,458
Dividends — affiliated issuers	356,623
Foreign taxes withheld	(32,657)
Total income	9,465,424
Expenses:
Management services fees	6,175,958
Transfer agent fees
Institutional Class	2,105,027
Custodian fees	35,669
Printing and postage fees	139,783
Registration fees	27,707
Accounting services fees	28,477
Legal fees	20,709
Compensation of chief compliance officer	131
Compensation of board members	13,599
Deferred compensation of board members	9,200
Other	15,118
Total expenses	8,571,378
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,185,708)
Total net expenses	7,385,670
Net investment income	2,079,754
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	66,852,414
Investments — affiliated issuers	(595)
Net realized gain	66,851,819
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	31,041,311
Investments — affiliated issuers	1,733
Net change in unrealized appreciation (depreciation)	31,043,044
Net realized and unrealized gain	97,894,863
Net increase in net assets resulting from operations	$99,974,617
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2026
19

Statement of Changes in Net Assets

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations
Net investment income	$2,079,754	$5,383,152
Net realized gain	66,851,819	111,445,913
Net change in unrealized appreciation (depreciation)	31,043,044	(85,341,365)
Net increase in net assets resulting from operations	99,974,617	31,487,700
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(121,961,600)	(56,134,844)
Total distributions to shareholders	(121,961,600)	(56,134,844)
Decrease in net assets from capital stock activity	(252,325,732)	(123,036,605)
Total decrease in net assets	(274,312,715)	(147,683,749)
Net assets at beginning of period	1,500,954,082	1,648,637,831
Net assets at end of period	$1,226,641,367	$1,500,954,082

	Six Months Ended		Year Ended
	February 28, 2026 (Unaudited)		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	6,309,411	101,949,575	71,205,622	1,138,434,180
Distributions reinvested	7,888,849	121,961,600	3,215,054	56,134,843
Shares redeemed	(29,122,266)	(476,236,907)	(82,162,011)	(1,317,605,628)
Net decrease	(14,924,006)	(252,325,732)	(7,741,335)	(123,036,605)

Total net decrease	(14,924,006)	(252,325,732)	(7,741,335)	(123,036,605)
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Institutional Class	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Per share data
Net asset value, beginning of period	$16.58	$16.78	$14.94	$15.55	$21.62	$14.76
Income (loss) from investment operations:
Net investment income	0.02	0.04	0.04	0.07	0.02	0.00
Net realized and unrealized gain (loss)	0.99	0.26	2.12	0.74	(2.85)	6.92
Total from investment operations	1.01	0.30	2.16	0.81	(2.83)	6.92
Distributions to shareholders
Distributions from net investment income	(0.11)	(0.07)	(0.10)	(0.05)	(0.01)	(0.06)
Distributions from net realized gains	(1.25)	(0.43)	(0.22)	(1.37)	(3.23)	—
Total distributions to shareholders	(1.36)	(0.50)	(0.32)	(1.42)	(3.24)	(0.06)
Net asset value, end of period	$16.23	$16.58	$16.78	$14.94	$15.55	$21.62
Total return	6.47%	1.64%	14.77%	5.83%	(15.57%)	46.94%
Ratios to average net assets
Total gross expenses(a)	1.14%	1.05%(b)	1.16%(b)	1.17%(b)	1.17%(b)	1.13%(b)
Total net expenses(a),(c)	0.98%	0.99%(b)	0.99%(b)	0.99%(b)	0.99%(b)	0.99%(b)
Net investment income	0.28%	0.27%	0.25%	0.51%	0.13%	0.01%
Supplemental data
Net assets, end of period (in thousands)	$1,226,641	$1,500,954	$1,648,638	$1,390,157	$1,285,101	$1,483,609
Portfolio turnover	29%	109%	66%	74%	59%	59%

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Ratios include interfund lending expense which is less than 0.01%.
(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2026
21

Notes to Financial Statements
February 28, 2026 (Unaudited)
Note 1. Organization
Multi-Manager Small Cap Equity Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency
22
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Multi-Manager Small Cap Equity Strategies Fund  | 2026
23

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2026 was 0.82% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Conestoga Capital Advisors, LLC, Hotchkis and Wiley Capital Management, LLC, J.P. Morgan Investment Management Inc. and Jacobs Levy Equity Management, Inc., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
24
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2026, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.28
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Multi-Manager Small Cap Equity Strategies Fund  | 2026
25

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2026 through December 31, 2026 (%)	Prior to January 1, 2026 (%)
Institutional Class	0.96	0.99
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,107,719,000	206,521,000	(87,494,000)	119,027,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $418,515,402 and $797,193,379, respectively, for the six months ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $19,188 for the six months ended February 28, 2026.
26
Multi-Manager Small Cap Equity Strategies Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended February 28, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances,
Multi-Manager Small Cap Equity Strategies Fund  | 2026
27

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At February 28, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
28
Multi-Manager Small Cap Equity Strategies Fund  | 2026

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Multi-Manager Small Cap Equity Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR102_08_T01_(04/26)

Multi-Manager Alternative Strategies Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager Alternative Strategies Fund | 2026

Consolidated Portfolio of Investments
February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 3.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO Ltd.(a),(b)
Series 2024-10A Class BRR
3-month Term SOFR + 1.750% Floor 1.750% 07/22/2037	5.419%	450,000	451,032
Aligned Data Centers Issuer LLC(a)
Series 2021-1A Class A2
08/15/2046	1.937%	388,000	383,425
Allegro CLO Ltd.(a),(b)
Series 2016 Class C
3-month Term SOFR + 2.700% Floor 2.700% 04/25/2037	6.368%	550,000	551,549
Series 2024-2A Class B1
3-month Term SOFR + 1.900% Floor 1.900% 07/24/2037	5.568%	500,000	501,060
ALLO Issuer LLC(a)
Series 2023-1A Class C
06/20/2053	12.180%	163,000	171,230
Series 2024-1A Class C
07/20/2054	11.190%	342,200	364,239
Series 2025-1A Class C
04/20/2055	8.100%	425,000	438,780
Apidos CLO XI(a),(c)
Subordinated Series 2011A Class SUB
04/17/2034	4.000%	1,225,000	203,703
APL Finance DAC(a)
Series 2025-1A Class C
03/20/2036	5.820%	655,000	660,047
AutoNation Finance Trust(a)
Series 2026-1A Class D
01/11/2034	5.070%	175,000	176,687
Subordinated Series 202 Class C
12/10/2030	5.190%	105,000	107,613
Subordinated Series 2025-1A Class D
09/10/2032	5.630%	65,000	66,592
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2021-2A Class D
02/20/2028	4.080%	355,000	351,441
Series 2024-2A Class D
10/20/2028	7.430%	365,000	374,033
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-4RR Class DBR2
3-month Term SOFR + 2.950% 10/20/2036	6.618%	325,000	323,817
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ballyrock CLO Ltd.(a),(b)
Series 2022-20A Class C1R3
3-month Term SOFR + 2.800% Floor 2.800% 10/15/2036	6.472%	225,000	224,038
Bayview Opportunity Master Fund VII(a),(b)
Series 2024-EDU1 Class E
30-day Average SOFR + 3.500% 06/25/2047	7.167%	411,786	415,875
Bear Mountain Park CLO Ltd.(a),(b)
Series 2022-1A Class BR
3-month Term SOFR + 1.750% Floor 1.750% 07/15/2037	5.422%	500,000	501,765
BlueMountain CLO Ltd.(a),(b)
Series 2016-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 11/15/2030	5.614%	525,000	526,834
BlueMountain Fuji US CLO II Ltd.(a),(b)
Series 2017-2A Class A2
3-month Term SOFR + 1.862% Floor 1.600% 10/20/2030	5.529%	500,000	500,784
Carvana Auto Receivables Trust(a),(d)
Series 2023-N3 Class R
09/10/2030	0.000%	2,000	209,750
Cloud Capital Holdco LP(a)
Series 2024-1A Class A2
11/22/2049	5.781%	270,000	271,036
Conseco Finance Securitizations Corp.(b)
Series 2001-4 Class M1
1-month Term SOFR + 1.864% Floor 1.750%, Cap 15.000% 09/01/2033	5.532%	105,276	105,561
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC(a)
Series 2025-1A Class C
05/20/2055	9.408%	420,000	444,164
Series 2025-4A Class A2
12/20/2055	5.522%	295,000	300,600
DataBank Issuer(a)
Series 2026-1 Class B
02/25/2056	6.493%	155,000	156,081
DB Master Finance LLC(a)
Series 2025-1 Class A2II
08/20/2055	5.165%	184,537	186,407
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
3

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Domino’s Pizza Master Issuer LLC(a)
Series 2025-1A Class A2II
07/25/2055	5.217%	120,000	122,164
Elmwood CLO Ltd.(a),(b)
Series 2024-6A Class B
3-month Term SOFR + 1.750% Floor 1.750% 07/17/2037	5.418%	500,000	501,026
Flexential Issuer(a)
Series 2021-1A Class A2
11/27/2051	3.250%	196,571	194,372
Flexential Issuer LLC(a)
Series 2025-2A Class A2
10/25/2060	6.460%	150,000	154,416
Goldentree Loan Management US CLO 15 Ltd.(a),(b)
Series 2022-15 Class DR2
3-month Term SOFR + 2.650% Floor 2.650% 10/20/2038	6.318%	300,000	296,197
Hertz Vehicle Financing III LLC(a)
Subordinated Series 2023-1A Class C
06/25/2027	6.910%	433,333	433,931
Hertz Vehicle Financing III LP(a)
Subordinated Series 2021-2A Class D
12/27/2027	4.340%	730,000	721,943
Higley Park CLO Ltd.(a),(c)
Subordinated Series 2025-1A Class SUB
07/24/2038	0.000%	450,000	318,994
Hotwire Funding LLC(a)
Series 2021-1 Class C
11/20/2051	4.459%	775,000	767,047
Series 2024-1A Class A2
06/20/2054	5.893%	235,000	239,876
Huntington Bank Auto Credit-Linked Notes(a),(b)
Subordinated Series 2024-2 Class C
30-day Average SOFR + 2.600% 10/20/2032	6.262%	248,279	249,180
ICG US CLO Ltd.(a),(b)
Series 2022-1A Class DR
3-month Term SOFR + 3.100% Floor 3.100% 10/20/2038	6.768%	350,000	352,817
Invesco US CLO Ltd.(a),(c)
Series 2024-4 Class Y
01/15/2038	0.000%	600,000	13,393
Subordinated Series 2024-4
01/15/2038	3.000%	600,000	323,980
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
J.G. Wentworth XXXVII LLC(a)
Subordinated Series 2016-1A Class B
06/17/2069	5.190%	506,724	477,772
Jersey Mike’s Funding LLC(a)
Series 2024-1 Class A2
02/15/2055	5.636%	351,450	362,501
Series 2026-1A Class A2II
02/15/2056	5.481%	315,000	322,606
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	64,948	64,686
LCM Ltd.(a),(b)
Series 37A Class CR
3-month Term SOFR + 1.900% Floor 1.900% 04/15/2034	5.572%	525,000	524,206
Magnetite Xlii Ltd.(a),(c)
Series 2024-42A Class
01/25/2038	0.000%	750,000	480,330
MetroNet Infrastructure Issuer LLC(a)
Series 2025-2 Class B
08/20/2055	5.590%	335,000	339,993
Series 2025-4A Class C
12/20/2055	7.112%	165,000	169,579
New Mountain CLO Ltd.(a),(d)
Series 2025-8A Class M
10/20/2038	0.000%	50,000	5
New Mountain CLO Ltd.(a),(c)
Subordinated Series 2025-8A Class SUB
10/20/2038	0.000%	500,000	341,442
OCP CLO Ltd.(a),(c)
Subordinated Series 2015-9A
01/15/2037	0.000%	1,100,000	383,189
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2021-1A Class CR
3-month Term SOFR + 3.150% Floor 3.150% 01/20/2034	6.818%	450,000	450,478
Rockford Tower CLO Ltd.(a),(b)
Series 2017-3A Class B
3-month Term SOFR + 1.732% Floor 1.470% 10/20/2030	5.399%	450,000	450,403
Series 2021-1A Class B
3-month Term SOFR + 1.912% Floor 1.650% 07/20/2034	5.579%	448,279	448,805
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
4
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sixth Street CLO VIII Ltd.(a),(b)
Series 2017-5A Class CR2
3-month Term SOFR + 2.950% Floor 2.950% 10/20/2034	6.618%	350,000	345,809
SLM Student Loan Trust(b)
Series 2008-2 Class B
90-day Average SOFR + 1.462% Floor 1.200% 01/25/2083	5.349%	740,000	784,308
Series 2008-4 Class A4
90-day Average SOFR + 1.912% Floor 1.650% 07/25/2026	5.799%	95,599	95,821
Series 2008-7 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	5.999%	500,000	498,118
Series 2012-1 Class A3
30-day Average SOFR + 1.064% Floor 0.950% 09/25/2028	4.762%	208,552	206,293
Subordinated Series 2004-10 Class B
90-day Average SOFR + 0.632% Floor 0.370% 01/25/2040	4.519%	195,685	183,852
Subordinated Series 2012-7 Class B
30-day Average SOFR + 1.914% Floor 1.800% 09/25/2043	5.612%	550,000	528,535
Stonepeak ABS(a)
Series 2021-1 Class B
02/28/2033	3.821%	248,815	244,481
SVC ABS LLC(a),(e)
Series 2026-1 Class M
03/20/2056	7.549%	400,000	401,460
Switch ABS Issuer LLC(a)
Series 2024-2A Class A2
06/25/2054	5.436%	500,000	501,216
Subordinated Series 2024-2A Class C
06/25/2054	10.033%	370,000	383,624
Taco Bell Funding LLC(a)
Series 2025-1A Class A2II
08/25/2055	5.049%	355,000	361,010
US Bank C&I Credit-Linked Notes(a),(b)
Series 2025-SUP2 Class E
30-day Average SOFR + 3.700% 09/25/2032	7.367%	211,931	212,958
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-SUP2 Class R
30-day Average SOFR + 6.500% 08/31/2032	10.167%	339,090	340,986
VB-S1 Issuer LLC(a)
Series 2026-1A Class F
03/15/2056	6.843%	275,000	281,510
Zayo Issuer LLC(a)
Series 2025-1A Class A2
03/20/2055	5.648%	270,000	276,042
Total Asset-Backed Securities — Non-Agency (Cost $24,493,357)			24,119,497

Commercial Mortgage-Backed Securities - Agency 0.2%

Federal Home Loan Mortgage Corp. Multifamily Pass-Through REMIC Trust(c),(f)
Series 2019-P002 Class X
07/25/2033	1.138%	705,000	36,496
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(f)
CMO Series K057 Class X1
07/25/2026	1.167%	3,993,602	12,187
Series 2018-K732 Class X3
05/25/2046	4.097%	316,463	12,544
Series K051 Class X3
10/25/2043	3.917%	34,551	14
Series K060 Class X3
12/25/2044	1.898%	1,349,985	16,586
Series KC07 Class X1
09/25/2026	0.725%	2,991,761	11,316
Series KL05 Class X1HG
12/25/2027	1.223%	2,400,000	47,509
Series KLU3 Class X1
01/25/2031	1.928%	1,547,347	100,563
Series KS06 Class X
08/25/2026	0.963%	1,537,930	398
Series Q004 Class XFL
05/25/2044	1.146%	740,487	28,752
Federal National Mortgage Association(c),(f)
Series 2016-M11B Class X2
07/25/2039	2.967%	299,350	4,147
Series 2016-M4 Class X2
01/25/2039	2.691%	243,442	8,642
Series 2019-M29 Class X4
03/25/2029	0.700%	4,300,000	75,668
Freddie Mac Mscr Trust(a),(b)
Series 2025-MN12 Class B1
30-day Average SOFR + 4.500% 11/25/2045	8.167%	425,000	431,683
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
5

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Multifamily Structured Pass-Through Certificates(c),(f)
Series K096 Class X3 (FHLMC)
07/25/2029	2.043%	3,390,000	199,029
FREMF Mortgage Trust(a),(b)
Subordinated Series 2019-KF71 Class B
30-day Average SOFR + 2.414% Floor 2.300% 10/25/2029	6.094%	239,859	225,508
Government National Mortgage Association(c),(f)
CMO Series 2014-103 Class IO
05/16/2055	0.185%	984,942	4,811
Series 2012-4 Class IO
05/16/2052	0.000%	1,296,131	13
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,570,844)			1,215,866

Commercial Mortgage-Backed Securities - Non-Agency(g) 4.7%

1211 Avenue of the Americas Trust(a),(c)
Subordinated Series 2015-1211 Class B
08/10/2035	4.092%	380,000	361,000
245 Park Avenue Trust(a),(c)
Subordinated Series 2017-245P Class E
06/05/2037	3.657%	550,000	529,707
A&D Mortgage Trust(a),(h)
CMO Series 2026-NQM2
03/25/2071	5.165%	280,000	279,996
AMSR Trust(a)
Series 2025-SFR1 Class E1
06/17/2042	3.655%	630,000	589,997
BAMLL Commercial Mortgage Securities Trust(a),(c)
Series 2018-PARK Class A
08/10/2038	4.091%	95,000	93,878
BBCMS Trust(a),(c)
Subordinated Series 2015-SRCH Class D
08/10/2035	4.957%	450,000	433,024
BGME Trust(a),(c)
Series 2021-VR Class C
01/10/2043	2.995%	300,000	233,403
BOCA Commercial Mortgage Trust(a),(b)
Series 2025-BOCA Class A
1-month Term SOFR + 1.600% Floor 1.600% 12/15/2042	5.310%	170,000	170,771
BX Commercial Mortgage Trust(a),(b)
Series 2021-CIP Class A
1-month Term SOFR + 1.035% Floor 0.921% 12/15/2038	4.695%	372,302	372,186
Commercial Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-AIRC Class C
1-month Term SOFR + 2.590% Floor 2.590% 08/15/2039	6.250%	390,263	391,239
Series 2024-XL5 Class A
1-month Term SOFR + 1.392% Floor 1.392% 03/15/2041	5.051%	186,442	186,500
Subordinated Series 2022-LP2 Class C
1-month Term SOFR + 1.560% Floor 1.562% 02/15/2039	5.221%	318,500	318,400
Subordinated Series 2025-SPOT Class E
1-month Term SOFR + 3.690% Floor 3.690% 04/15/2040	7.350%	430,655	432,059
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	250,000	233,712
Series 2022-CLS Class A
10/13/2027	5.760%	150,000	150,601
BX Trust(a),(b)
Series 2025-VLT6 Class E
1-month Term SOFR + 3.191% Floor 3.191% 03/15/2042	6.850%	406,000	403,971
Subordinated Series 2021-LBA Class DJV
1-month Term SOFR + 1.714% Floor 1.600% 02/15/2036	5.374%	550,000	549,830
Subordinated Series 2021-LBA Class EJV
1-month Term SOFR + 2.114% Floor 2.000% 02/15/2036	5.774%	240,000	239,926
Subordinated Series 2024-BIO Class D
1-month Term SOFR + 3.639% 02/15/2041	7.299%	278,000	275,220
Subordinated Series 2025-TAIL Class D
1-month Term SOFR + 2.450% Floor 2.450% 06/15/2035	6.130%	315,000	315,296
Subordinated Series 2025-VOLT Class D
1-month Term SOFR + 2.750% Floor 2.750% 12/15/2044	6.660%	145,000	145,227
BXP Trust(a),(c)
Subordinated Series 2017-GM Class D
06/13/2039	3.425%	630,000	614,577
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHI Commercial Mortgage Trust(a),(c)
Series 2025-SFT Class D
04/15/2042	6.836%	560,000	583,450
Citigroup Commercial Mortgage Trust(c),(f)
Series 2016-P3 Class XA
04/15/2049	1.601%	2,788,219	501
Citigroup Commercial Mortgage Trust(a),(c)
Series 2023-SMRT Class A
06/10/2028	6.015%	135,000	138,959
Commercial Mortgage Trust(c),(f)
Series 2012-CR4 Class XA
10/15/2045	0.854%	672,394	14,221
CoreVest American Finance Trust(a),(c),(f)
Series 2019-3 Class XA
10/15/2052	1.987%	14,629	65
Series 2020-1 Class XA
03/15/2050	2.244%	125,265	4,274
CoreVest American Finance Trust(a)
Series 2020-1 Class A2
03/15/2050	2.296%	105,383	100,980
CSMC Trust(a),(c)
Subordinated Series 2021-B33 Class B
10/10/2043	3.645%	423,000	382,988
DBGS Mortgage Trust(a),(b)
Series 2021-W52 Class C
1-month Term SOFR + 1.650% Floor 2.300% 10/15/2036	6.074%	520,000	512,261
DBGS Mortgage Trust(c)
Subordinated Series 2018-C1 Class AM
10/15/2051	4.621%	542,000	535,476
Del Amo Fashion Center Trust(a),(c)
Subordinated Series 2017-AMO Class C
06/05/2035	3.636%	420,000	403,071
DOLP Trust(a),(c)
Subordinated Series 2021-NYC Class D
05/10/2041	3.704%	500,000	431,841
DROP Mortgage Trust(a),(b)
Subordinated Series 2021-FILE Class B
1-month Term SOFR + 1.814% Floor 1.700% 10/15/2043	5.474%	311,000	306,338
FirstKey Homes Trust(a)
Series 2021-SFR2 Class F2
09/17/2038	3.157%	850,000	837,306
Series 2021-SFR3 Class F2
12/17/2038	3.832%	820,000	810,822
Commercial Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Grace Trust(a)
Subordinated Series 2020-GRCE Class B
12/10/2040	2.600%	500,000	454,609
Great Wolf Trust(a),(b)
Series 2024-WOLF Class B
1-month Term SOFR + 2.091% Floor 2.091% 03/15/2039	5.751%	540,000	540,337
Series 2024-WOLF Class C
1-month Term SOFR + 2.391% Floor 2.391% 03/15/2039	6.051%	360,000	360,450
Series 2024-WOLF Class F
1-month Term SOFR + 4.438% Floor 4.438% 03/15/2039	8.098%	430,000	431,881
GS Mortgage Securities Corp II(a),(c)
Series 2017-375H Class A
09/10/2037	3.475%	460,000	450,420
Hilton USA Trust(a),(c)
Subordinated Series 2016-HHV Class F
11/05/2038	4.194%	450,000	442,554
Home Partners of America Trust(a)
Series 2019-1 Class B
09/17/2039	3.157%	76,218	74,814
Hudson Yards Mortgage Trust(a),(c)
Series 2019-55HY Class F
12/10/2041	2.943%	85,000	74,160
ILPT Commercial Mortgage Trust(a),(c)
Series 2025-LPF2 Class E
07/15/2042	8.199%	485,000	502,840
INTOWN Mortgage Trust(a),(b)
Series 2025-STAY Class B
1-month Term SOFR + 1.750% Floor 1.750% 03/15/2042	5.410%	245,000	245,000
Series 2025-STAY Class C
1-month Term SOFR + 2.250% Floor 2.250% 03/15/2042	5.910%	105,000	105,295
JPMBB Commercial Mortgage Securities Trust(c),(f)
Series 2014-C23 Class XA
09/15/2047	0.335%	164,362	6
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	375,000	356,314
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
7

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2022-NLP Class H
1-month Term SOFR + 5.010% Floor 5.010% 04/15/2037	8.920%	216,033	199,107
Life Mortgage Trust(a),(b)
Series 2022-BMR2 Class B
1-month Term SOFR + 1.794% Floor 1.794% 05/15/2039	5.454%	605,000	558,111
MAD Commercial Mortgage Trust(a),(c)
Series 2025-11MD Class D
10/15/2042	5.935%	580,000	594,936
Morgan Stanley Bank of America Merrill Lynch Trust(c),(f)
Series 2016-C31 Class XA
11/15/2049	1.241%	1,854,349	4,607
Natixis Commercial Mortgage Securities Trust(a),(c),(f)
Series 2020-2PAC Class XA
12/15/2038	1.397%	675,687	8,062
Series 2020-2PAC Class XB
12/15/2038	0.959%	2,665,000	22,398
Natixis Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2018-ALXA Class E
01/15/2043	4.316%	60,000	52,596
NYC Commercial Mortgage Trust(a),(b)
Series 2025-3BP Class A
1-month Term SOFR + 1.213% 02/15/2042	4.893%	270,000	269,494
Series 2025-3BP Class D
1-month Term SOFR + 2.441% 02/15/2042	6.121%	425,000	425,344
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class AJ
1-month Term SOFR + 1.364% Floor 1.250% 01/15/2036	5.024%	372,000	362,004
PGA Trust(a),(b)
Subordinated Series 2024-RSR2 Class B
1-month Term SOFR + 2.390% Floor 2.390% 06/15/2039	6.110%	670,000	669,372
Progress Residential Trust(a),(c)
Series 2024-SFR5 Class E2
08/09/2029	3.625%	740,000	694,493
Progress Residential Trust(a)
Series 2025-SFR1 Class E2
02/17/2042	3.750%	631,000	593,024
Series 2026-SFR1 Class D
02/17/2043	4.000%	230,000	218,941
Commercial Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Subordinated Series 2021-SFR7 Class E2
08/17/2040	2.640%		788,000	745,516
Subordinated Series 2021-SFR9 Class E1
11/17/2040	2.811%		910,000	869,677
Subordinated Series 2024-SFR3 Class D
06/17/2041	3.500%		450,000	429,735
RIDE(a),(c)
Series 2025-SHRE Class D
02/14/2035	6.297%		400,000	413,249
ROCK Trust(a)
Series 2024-CNTR Class E
11/13/2041	8.819%		570,000	610,000
SCOTT Trust(a)
Subordinated Series 2023-SFS Class AS
03/15/2040	6.204%		100,000	103,093
Sequoia Logistics DAC(a),(b)
Series 2025-1A Class E
3-month EURIBOR + 3.800% 02/17/2037	5.864%	EUR	260,000	307,879
SFAVE Commercial Mortgage Securities Trust(a),(c)
Series 2015-5AVE Class A2A
01/05/2043	3.659%		425,000	377,497
Series 2015-5AVE Class A2B
01/05/2043	4.144%		35,000	31,489
Subordinated Series 2015-5AVE Class C
01/05/2043	4.388%		345,000	286,240
SMRT Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class B
1-month Term SOFR + 1.350% Floor 1.350% 01/15/2039	5.010%		350,000	349,781
Subordinated Series 2022-MINI Class D
1-month Term SOFR + 1.950% Floor 1.950% 01/15/2039	5.610%		430,000	429,597
Subordinated Series 2022-MINI Class E
1-month Term SOFR + 2.700% Floor 2.700% 01/15/2039	6.360%		350,000	349,562
SWCH Commercial Mortgage Trust(a),(b)
Series 2025-DATA Class E
1-month Term SOFR + 3.340% Floor 3.290% 03/15/2042	7.020%		625,000	617,669
Tricon Residential Trust(a)
Subordinated Series 2021-SFR1 Class F
07/17/2038	3.692%		670,000	664,912
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
UK Logistics DAC(a),(b)
Series 2025-1A Class E
SONIA + 5.500% 05/17/2035	9.229%	GBP	179,470	242,041
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2024-SVEN Class D
06/10/2037	6.323%		667,000	682,467
Wells Fargo Commercial Mortgage Trust(c)
Subordinated Series 2018-C47 Class AS
09/15/2061	4.673%		560,000	560,847
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $28,609,068)				29,165,493

Common Stocks 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Health Care Providers & Services 0.0%
ModivCare Buyer LLC(i)	5,056	33,496
Total Health Care		33,496
Materials 0.0%
Containers & Packaging 0.0%
Ardagh Holdings SA(a),(i)	8,977	66,205
Total Materials		66,205
Real Estate 0.0%
Real Estate Management & Development 0.0%
China Aoyuan Group Ltd.(i)	30,741	298
Total Real Estate		298
Total Common Stocks (Cost $73,880)		99,999

Convertible Bonds(g) 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.4%
CenterPoint Energy, Inc.(a)
08/01/2028	3.000%	680,000	719,576
CMS Energy Corp.(a)
05/01/2031	3.125%	250,000	257,825
Exelon Corp.(a)
03/15/2029	3.250%	325,000	337,350
FirstEnergy Corp.(a)
01/15/2031	3.875%	420,000	488,880
Convertible Bonds(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Southern Co. (The)(a)
06/15/2028	3.250%		245,000	251,493
TXNM Energy, Inc.
06/01/2054	5.750%		265,000	356,173
Total				2,411,297
Food and Beverage 0.0%
Davide Campari-Milano NV(a)
01/17/2029	2.375%	EUR	100,000	116,714
Retailers 0.1%
Burlington Stores, Inc.
12/15/2027	1.250%		235,000	367,658
Technology 0.0%
Worldline SA(a),(d)
07/30/2026	0.000%	EUR	75,955	90,242
Total Convertible Bonds (Cost $2,630,096)				2,985,911

Convertible Preferred Stocks 0.6%
Issuer		Shares	Value ($)
Industrials 0.2%
Aerospace & Defense 0.1%
Boeing Co. (The)	6.000%	4,300	312,352
Trading Companies & Distributors 0.1%
QXO, Inc.	5.500%	13,350	886,351
Total Industrials			1,198,703
Information Technology 0.1%
Software 0.1%
Oracle Corp.	6.500%	15,400	706,398
Technology Hardware, Storage & Peripherals 0.0%
Hewlett Packard Enterprise Co.	7.625%	5,750	341,204
Total Information Technology			1,047,602
Utilities 0.3%
Electric Utilities 0.3%
NextEra Energy, Inc.	7.125%	22,950	1,167,915
Southern Co. (The)	7.125%	10,150	544,131
Total			1,712,046
Total Utilities			1,712,046
Total Convertible Preferred Stocks (Cost $3,607,949)			3,958,351
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
9

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)

Corporate Bonds & Notes(g) 18.9%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
ABS Other 0.1%
American Tower Trust #1(a)
03/15/2028	5.490%		410,000	415,708
SBA Tower Trust(a)
01/15/2028	6.599%		240,000	244,210
Total				659,918
Aerospace & Defense 0.4%
Airbus SE(a)
06/09/2030	1.625%	EUR	100,000	113,260
ATI, Inc.
08/15/2030	7.250%		92,000	96,331
Boeing Co. (The)
05/01/2050	5.805%		290,000	290,865
TransDigm, Inc.(a)
12/01/2031	7.125%		730,000	765,059
01/15/2033	6.000%		260,000	264,753
05/31/2033	6.375%		268,000	273,728
01/31/2034	6.250%		115,000	118,918
01/31/2034	6.750%		250,000	259,551
Total				2,182,465
Airlines 0.2%
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%		146,125	143,027
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%		715,000	723,397
JetBlue Airways Corp./Loyalty LP(a)
09/20/2031	9.875%		345,000	350,219
JetBlue Pass-Through Trust
Series 2020-1 Class A
11/15/2032	4.000%		269,126	257,569
Total				1,474,212
Automotive 0.3%
Allison Transmission. Inc.(a)
01/30/2031	3.750%		100,000	95,018
Ford Motor Co.
02/12/2032	3.250%		610,000	548,569
Ford Motor Credit Co. LLC
10/09/2028	5.625%	GBP	215,000	294,584
General Motors Financial Co., Inc.(h),(j)
	6.500%		200,000	202,536
Subordinated
	5.700%		110,000	110,489
Robert Bosch GmbH(a)
06/02/2043	4.375%	EUR	100,000	119,081
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Volkswagen Group of America Finance LLC(a)
03/25/2032	5.650%		60,000	62,809
Volkswagen International Finance NV(a),(h),(j)
	7.875%	EUR	200,000	275,904
Total				1,708,990
Banking 3.7%
American Express Co.(h),(j)
	3.550%		85,000	84,386
American Express Co.(h)
07/20/2033	4.918%		170,000	173,844
Bank of America Corp.(h),(j)
	4.375%		80,000	79,685
Bank of America Corp.(h)
02/04/2028	2.551%		110,000	108,579
10/24/2031	1.922%		465,000	419,127
03/11/2032	2.651%		135,000	125,243
04/22/2032	2.687%		40,000	37,049
Bank of Montreal(h),(j)
	6.875%		355,000	366,266
Bank of Montreal(h)
11/26/2082	7.325%	CAD	580,000	449,258
Junior Subordinated
11/26/2084	7.300%		785,000	834,624
Bank of Nova Scotia (The)(h)
10/27/2082	8.625%		415,000	438,382
10/27/2085	6.875%		595,000	612,136
Barclays PLC(h),(j)
	7.625%		408,000	433,450
BNP Paribas SA(a),(h),(j)
	7.375%		500,000	525,273
Canadian Imperial Bank of Commerce(h),(j)
	6.500%		310,000	311,073
Canadian Imperial Bank of Commerce(h)
10/28/2085	7.000%		445,000	461,443
Citibank NA
05/29/2030	4.914%		100,000	103,195
Citigroup, Inc.(h)
05/01/2032	2.561%		195,000	178,577
ConnectOne Bancorp, Inc.(h)
Subordinated
06/01/2035	8.125%		270,000	282,167
First Citizens BancShares, Inc.(h),(j)
	7.000%		750,000	770,401
First Citizens BancShares, Inc.(h)
Subordinated
03/12/2040	6.254%		395,000	402,147
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Financial Bancorp(h)
Subordinated
12/01/2035	6.375%	245,000	246,920
First Interstate BancSystem, Inc.(h)
Subordinated
06/15/2035	7.625%	180,000	182,692
Five Star Bancorp(a),(h)
Subordinated
09/01/2032	6.000%	95,000	93,514
Flagstar Bank(b)
Subordinated
3-month Term SOFR + 2.780% 11/06/2028	6.707%	145,000	142,880
Goldman Sachs Group, Inc. (The)(h)
01/27/2032	1.992%	200,000	178,923
HSBC Holdings PLC(h),(j)
	6.950%	555,000	578,593
HSBC Holdings PLC(b)
SOFR + 1.570% 05/13/2031	5.240%	580,000	593,240
Huntington Bancshares, Inc.(h),(j)
	6.250%	822,000	829,879
Independent Bank Group, Inc.(h)
Subordinated
08/15/2034	8.375%	140,000	150,842
ING Groep NV(h),(j)
	7.000%	355,000	368,618
JPMorgan Chase & Co.(h),(j)
	3.650%	85,000	84,690
JPMorgan Chase & Co.(h)
04/22/2027	1.578%	285,000	284,010
04/26/2028	4.323%	90,000	90,313
06/01/2029	2.069%	615,000	589,591
11/19/2031	1.764%	305,000	273,213
Lloyds Banking Group PLC(h),(j)
	6.625%	330,000	327,628
Morgan Stanley(h)
07/20/2029	5.449%	250,000	257,787
Morgan Stanley Private Bank(h)
11/17/2028	4.204%	510,000	511,768
11/19/2031	4.465%	150,000	150,856
Morgan Stanley Private Bank NA(h)
07/18/2031	4.734%	235,000	239,219
Pinnacle Financial Partners, Inc.
01/15/2036	5.957%	460,000	467,136
PNC Financial Services Group, Inc. (The)(h),(j)
	3.400%	305,000	301,720
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Popular, Inc.
03/13/2028	7.250%		215,000	224,498
Provident Financial Services, Inc.(h)
Subordinated
05/15/2034	9.000%		210,000	219,823
Royal Bank of Canada(h),(j)
	4.200%	CAD	800,000	576,745
Royal Bank of Canada(h)
11/24/2084	6.350%		515,000	508,883
08/24/2085	6.750%		165,000	170,892
05/24/2086	6.500%		735,000	734,966
Santander UK Group Holdings PLC(h)
06/14/2027	1.673%		110,000	109,237
Simmons First National Corp.(h)
Subordinated
10/01/2035	6.250%		325,000	330,034
Societe Generale SA(a),(h),(j)
	7.125%		260,000	258,524
	8.125%		700,000	743,884
Southside Bancshares, Inc.(h)
Subordinated
08/15/2035	7.000%		365,000	369,183
Standard Chartered PLC(a),(h),(j)
	7.000%		315,000	324,964
Toronto-Dominion Bank (The)(h)
10/31/2082	8.125%		630,000	659,758
UBS Group AG(a),(h),(j)
	7.000%		995,000	1,001,895
	7.125%		370,000	379,041
US Bancorp(h),(j)
	3.700%		345,000	341,405
US Bancorp(h)
05/15/2031	5.083%		215,000	222,292
Wells Fargo & Co.(h)
06/02/2028	2.393%		140,000	137,232
07/25/2029	5.574%		230,000	238,018
02/11/2031	2.572%		405,000	381,154
01/23/2035	5.499%		5,000	5,235
Wells Fargo & Co.(a),(h)
07/22/2032	3.900%	EUR	205,000	250,533
Western Alliance Ban corp.(h)
Subordinated
06/15/2031	3.000%		490,000	484,790
Total				22,813,323
Brokerage/Asset Managers/Exchanges 0.1%
Jane Street Group/Finance, Inc.(a)
11/01/2032	6.125%		30,000	30,097
05/01/2033	6.750%		105,000	107,727
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
11

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Jane Street Group/JSG Finance, Inc.(a)
11/15/2029	4.500%		95,000	92,468
04/30/2031	7.125%		80,000	82,878
OMERS Finance Trust(a)
01/28/2035	3.250%	EUR	260,000	312,189
Total				625,359
Building Materials 0.2%
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%		150,000	155,916
03/01/2033	6.750%		189,000	196,420
Stanley Black & Decker, Inc.(b)
5-year CMT + 6.707% 03/15/2060	6.707%		870,000	871,446
Total				1,223,782
Cable and Satellite 0.5%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%		100,000	99,788
03/01/2030	4.750%		15,000	14,502
02/01/2031	4.250%		170,000	158,412
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%		55,000	50,361
Charter Communications Operating LLC
06/01/2034	6.550%		150,000	159,456
Charter Communications Operating LLC/Capital
04/01/2031	2.800%		20,000	18,182
02/01/2034	6.650%		40,000	42,504
03/01/2042	3.500%		255,000	180,178
04/01/2048	5.750%		340,000	295,199
07/01/2049	5.125%		690,000	548,302
04/01/2051	3.700%		255,000	165,063
CSC Holdings LLC(a)
01/31/2029	11.750%		317,000	225,918
02/01/2029	6.500%		145,000	91,516
01/15/2030	5.750%		36,000	13,927
12/01/2030	4.625%		55,000	20,353
DISH Network Corp.(a)
11/15/2027	11.750%		127,000	131,176
EchoStar Corp.
11/30/2029	10.750%		68,000	74,267
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%		135,000	134,978
07/01/2030	4.125%		308,000	290,221
Virgin Media O2 Vendor Financing Notes VI DAC(a)
03/15/2033	8.500%		116,000	106,738
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%		80,000	77,777
01/15/2030	4.250%	GBP	150,000	186,481
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VZ Secured Financing BV(a)
01/15/2032	5.000%	340,000	302,251
Total			3,387,550
Chemicals 0.1%
EverArc Escrow Sarl(a)
10/30/2029	5.000%	212,000	208,779
International Flavors & Fragrances, Inc.(a)
11/01/2030	2.300%	455,000	415,235
11/15/2040	3.268%	5,000	3,927
Total			627,941
Construction Machinery 0.1%
United Rentals North America, Inc.
07/15/2030	4.000%	285,000	277,342
02/15/2031	3.875%	475,000	457,667
Total			735,009
Consumer Cyclical Services 0.2%
Match Group, Inc.(a)
08/01/2030	4.125%	150,000	142,526
Raven Acquisition Holdings LLC(a)
11/15/2031	6.875%	65,000	62,467
Rentokil Terminix Funding LLC(a)
04/28/2030	5.000%	205,000	209,914
Rollins, Inc.
02/24/2035	5.250%	315,000	323,859
Staples, Inc.(a)
09/01/2029	10.750%	45,000	41,445
Uber Technologies, Inc.
09/15/2034	4.800%	210,000	210,563
VT Topco, Inc.(a)
08/15/2030	8.500%	205,000	203,807
Total			1,194,581
Consumer Products 0.1%
Edgewell Personal Care Co.(a)
06/01/2028	5.500%	94,000	93,805
04/01/2029	4.125%	10,000	9,650
Energizer Holdings, Inc.(a)
09/15/2033	6.000%	155,000	151,438
Opal Bidco SAS(a)
03/31/2032	6.500%	105,000	108,114
Prestige Brands, Inc.(a)
04/01/2031	3.750%	207,000	193,719
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	272,000	238,730
Total			795,456
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Diversified Manufacturing 0.0%
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
09/15/2027	0.375%	EUR	100,000	114,425
Vertical US Newco, Inc.(a)
07/15/2027	5.250%		100,000	99,868
WESCO Distribution, Inc.(a)
04/15/2031	5.250%		85,000	85,271
Total				299,564
Electric 1.9%
AES Corp. (The)(h)
01/15/2055	7.600%		1,350,000	1,359,521
Alliant Energy Corp.(h)
04/01/2056	5.750%		435,000	432,587
Alliant Energy Finance LLC(a)
03/01/2032	3.600%		405,000	383,421
Alpha Generation LLC(a)
10/15/2032	6.750%		205,000	213,190
American Electric Power Co, Inc.(h)
03/15/2056	5.800%		655,000	658,523
American Electric Power Co., Inc.(h)
12/15/2054	6.950%		670,000	724,229
Amprion GmbH(a)
01/15/2046	4.580%	EUR	100,000	120,802
Ausgrid Finance Pty Ltd.(a)
12/10/2035	5.946%	AUD	130,000	93,604
CenterPoint Energy, Inc.(h)
04/01/2056	5.950%		175,000	176,143
CMS Energy Corp.(h)
06/01/2055	6.500%		140,000	145,900
Dominion Energy, Inc.(h)
06/01/2054	7.000%		435,000	472,265
02/01/2055	6.875%		335,000	351,445
05/15/2055	6.625%		355,000	368,767
02/15/2056	6.000%		600,000	609,218
Duke Energy Corp.(h)
09/01/2054	6.450%		90,000	94,827
E.ON SE(a)
11/07/2031	0.625%	EUR	170,000	177,454
Emera, Inc.(h)
Junior Subordinated
06/15/2076	6.750%		700,000	704,398
Entergy Corp.(h)
06/15/2056	5.875%		260,000	261,538
EUSHI Finance, Inc.(h)
04/01/2056	6.250%		365,000	367,583
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Evergy Missouri West, Inc.(a)
06/01/2034	5.650%	480,000	501,337
Eversource Energy(h)
08/15/2056	6.350%	520,000	523,289
Exelon Corp.(h)
03/15/2055	6.500%	525,000	550,422
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%	229,000	222,780
Long Ridge Energy LLC(a)
02/15/2032	8.750%	170,000	182,546
NextEra Energy Capital Holdings, Inc.(h)
08/15/2055	6.500%	190,000	201,517
NRG Energy, Inc.(a)
01/15/2036	6.000%	310,000	315,513
NSTAR Electric Co.
05/15/2027	3.200%	520,000	516,734
Southern Co. (The)
07/01/2026	3.250%	184,000	183,570
Southern Co. (The)(h)
09/15/2051	3.750%	380,000	377,300
03/15/2055	6.750%	340,000	355,979
Southwestern Electric Power Co.
11/01/2051	3.250%	85,000	56,729
Total			11,703,131
Environmental 0.0%
GFL Environmental, Inc.(a)
08/01/2028	4.000%	100,000	98,437
Finance Companies 0.2%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2028	3.000%	250,000	243,100
AerCap Ireland Capital DAC/Global Aviation Trust(h)
03/10/2055	6.950%	330,000	348,201
01/31/2056	6.500%	320,000	331,588
Avolon Holdings Funding Ltd.(a)
11/18/2027	2.528%	176,000	171,164
FirstCash, Inc.(a)
03/01/2032	6.875%	100,000	103,303
GGAM Finance Ltd.(a)
02/15/2027	8.000%	260,000	263,209
Total			1,460,565
Food and Beverage 0.9%
Becle SAB de CV(a)
10/14/2031	2.500%	335,000	293,641
Bimbo Bakeries USA, Inc.(a)
01/09/2036	5.375%	440,000	455,134
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
13

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Darling Ingredients, Inc.(a)
06/15/2030	6.000%		630,000	638,391
JBS SA/Food Co./Finance, Inc.
04/01/2033	5.750%		124,000	130,320
JBS USA Holding Lux Sarl/Food Co./Sarl
03/15/2034	6.750%		82,000	91,335
JBS USA Lux SA/Food Co./Finance, Inc.
12/01/2031	3.750%		390,000	372,618
01/15/2032	3.625%		320,000	303,019
Kraft Heinz Foods Co.
03/15/2033	3.250%	EUR	345,000	399,716
01/26/2039	6.875%		200,000	224,891
06/01/2046	4.375%		620,000	508,693
Kraft Heinz Foods Co.(a)
08/01/2039	7.125%		240,000	273,295
MARB BondCo PLC(a)
01/29/2031	3.950%		400,000	364,313
Mars, Inc.(a)
03/01/2035	5.200%		185,000	191,630
Performance Food Group, Inc.(a)
03/01/2034	5.625%		245,000	245,874
Pilgrim’s Pride Corp.
07/01/2033	6.250%		275,000	296,225
Post Holdings, Inc.(a)
09/15/2031	4.500%		65,000	62,155
03/01/2033	6.375%		575,000	585,730
03/15/2036	6.500%		265,000	269,236
Total				5,706,216
Gaming 0.5%
Caesars Entertainment, Inc.(a)
02/15/2032	6.500%		105,000	106,673
FDJ United(a)
11/21/2033	3.375%	EUR	100,000	117,745
GLP Capital LP/Financing II, Inc.
06/01/2028	5.750%		80,000	82,018
01/15/2029	5.300%		20,000	20,410
01/15/2031	4.000%		105,000	101,149
Great Canadian Gaming Corp./Raptor LLC(a)
11/15/2029	8.750%		53,000	53,868
Las Vegas Sands Corp.
06/15/2028	5.625%		405,000	414,815
Light & Wonder International, Inc.(a)
10/01/2033	6.250%		60,000	60,212
MGM Resorts International
04/15/2032	6.500%		65,000	66,706
Ontario Gaming GTA LP(a)
08/01/2030	8.000%		132,000	127,429
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Penn National Gaming, Inc.(a)
07/01/2029	4.125%		185,000	174,546
Rivers Enterprise Lender LLC/Corp.(a)
10/15/2030	6.250%		110,000	112,412
VICI Properties LP
05/15/2032	5.125%		395,000	399,973
04/01/2035	5.625%		360,000	370,556
VICI Properties LP/Note Co., Inc.(a)
01/15/2028	4.500%		29,000	29,093
08/15/2030	4.125%		450,000	439,019
Voyager Parent LLC(a)
07/01/2032	9.250%		163,000	174,019
Total				2,850,643
Health Care 0.8%
Baylor Scott & White Holdings
11/15/2026	2.650%		500,000	491,630
Cigna Group (The)
01/15/2036	5.250%		615,000	631,375
CVS Health Corp.
03/25/2038	4.780%		35,000	33,401
CVS Health Corp.(h)
03/10/2055	7.000%		120,000	126,224
Hackensack Meridian Health, Inc.
07/01/2057	4.500%		300,000	263,782
HCA, Inc.
12/01/2027	7.050%		115,000	120,136
09/01/2028	5.625%		100,000	103,122
04/01/2034	5.600%		680,000	713,574
ModivCare Buyer LLC(a),(k),(l)
10/01/2029	5.000%		390,600	508
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%		745,000	732,711
10/01/2029	5.250%		25,000	25,014
New York and Presbyterian Hospital (The)
08/01/2036	3.563%		390,000	354,003
Option Care Health, Inc.(a)
10/31/2029	4.375%		160,000	156,215
Rede D’or Finance SARL(a)
01/22/2030	4.500%		200,000	194,849
Sartorius Finance BV(a)
09/14/2035	4.875%	EUR	200,000	253,224
Star Parent, Inc.(a)
10/01/2030	9.000%		215,000	218,286
Stryker Corp.
02/10/2028	4.700%		510,000	517,530
Total				4,935,584
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
14
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.3%
Centene Corp.
12/15/2029	4.625%	135,000	131,697
02/15/2030	3.375%	470,000	436,069
10/15/2030	3.000%	585,000	527,132
03/01/2031	2.500%	445,000	386,048
Humana, Inc.
05/01/2035	5.550%	170,000	173,122
Molina Healthcare, Inc.(a)
01/15/2033	6.250%	205,000	201,665
Total			1,855,733
Healthcare REIT 0.0%
Healthcare Realty Holdings LP
01/15/2028	3.625%	63,000	62,444
03/15/2031	2.050%	16,000	14,209
Healthcare Trust of America Holdings LP
02/15/2030	3.100%	10,000	9,573
Total			86,226
Independent Energy 0.8%
Aker BP ASA(a)
10/01/2034	5.125%	310,000	309,189
Civitas Resources, Inc.(a)
07/01/2031	8.750%	470,000	492,809
Continental Resources, Inc.(a)
01/15/2031	5.750%	476,000	493,511
04/01/2032	2.875%	888,000	790,911
Encana Corp.
08/15/2034	6.500%	495,000	542,588
02/01/2038	6.500%	450,000	486,546
EQT Corp.(a)
05/15/2031	3.625%	700,000	669,396
EQT Corp.
02/01/2034	5.750%	175,000	185,396
Occidental Petroleum Corp.
05/01/2031	7.500%	195,000	222,185
10/01/2034	5.550%	379,000	395,307
09/15/2036	6.450%	90,000	98,111
03/15/2040	6.200%	170,000	177,539
Var Energi ASA(a)
05/22/2035	6.500%	340,000	367,511
Total			5,230,999
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Integrated Energy 0.3%
Cenovus Energy, Inc.
02/07/2028	3.500%	CAD	215,000	158,660
11/15/2039	6.750%		983,000	1,099,515
06/15/2047	5.400%		310,000	292,384
Total				1,550,559
Leisure 0.2%
Carnival Corp.(a)
01/15/2030	5.750%	EUR	160,000	204,517
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%		89,000	88,923
NCL Corp., Ltd.(a)
02/01/2032	6.750%		380,000	390,995
Royal Caribbean Cruises Ltd.(a)
02/01/2033	6.000%		575,000	595,285
Total				1,279,720
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%		165,000	153,760
09/15/2033	5.750%		220,000	225,261
Travel + Leisure Co.(a)
12/01/2029	4.500%		250,000	244,924
09/01/2033	6.125%		140,000	142,170
Total				766,115
Media and Entertainment 0.5%
Getty Images, Inc.(a)
11/15/2030	10.500%		115,000	101,728
Meta Platforms, Inc.
11/15/2032	4.600%		870,000	884,530
11/15/2035	4.875%		115,000	116,063
11/15/2055	5.625%		160,000	156,612
News Corp.(a)
05/15/2029	3.875%		500,000	487,557
Sinclair Television Group, Inc.(a)
02/15/2033	8.125%		65,000	67,674
Sirius XM Radio LLC(a),(e)
04/15/2032	5.875%		748,000	745,814
Snap, Inc.(a)
03/01/2033	6.875%		170,000	169,352
03/15/2034	6.875%		100,000	99,813
WarnerMedia Holdings, Inc.
03/15/2042	5.050%		64,000	44,967
Total				2,874,110
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
15

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.6%
Cleveland-Cliffs, Inc.(a)
04/15/2030	6.750%	985,000	998,751
05/01/2033	7.375%	385,000	395,102
01/15/2034	7.625%	330,000	338,700
CSN Islands XI Corp.(a)
01/28/2028	6.750%	280,000	242,549
CSN Resources SA(a)
04/08/2032	5.875%	420,000	299,832
Freeport-McMoRan, Inc.
03/15/2043	5.450%	1,190,000	1,176,730
Total			3,451,664
Midstream 1.1%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2028	9.375%	238,000	245,794
06/01/2030	9.500%	81,000	86,740
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	275,000	297,884
Enbridge, Inc.(h)
06/27/2054	7.200%	360,000	387,911
01/15/2084	8.500%	465,000	537,097
Energy Transfer LP(h),(j)
	6.625%	336,000	340,678
	7.125%	420,000	435,218
Energy Transfer LP(h)
05/15/2054	8.000%	485,000	520,855
Ferrellgas LP/Finance Corp.(a)
04/01/2029	5.875%	219,000	211,635
01/15/2031	9.250%	145,000	150,411
Global Partners LP/Finance Corp.
01/15/2029	6.875%	150,000	151,516
Global Partners LP/GLP Finance Corp.(a)
07/01/2033	7.125%	84,000	86,788
ITT Holdings LLC(a)
08/01/2029	6.500%	90,000	87,472
NGL Energy Operating LLC/Finance Corp.(a)
02/15/2032	8.375%	105,000	110,156
South Bow Canadian Infrastructure Holdings Ltd.(h)
03/01/2055	7.500%	265,000	281,253
Suburban Propane Partners LP/Suburban Energy Finance Corp.(a)
12/15/2035	6.500%	215,000	212,882
Sunoco LP(a),(h),(j)
	7.875%	675,000	699,695
TransCanada PipeLines Ltd.
03/01/2034	4.625%	5,000	4,967
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
TransCanada PipeLines Ltd.(h)
06/01/2065	7.000%		250,000	260,055
Transcanada Trust(h)
Junior Subordinated
03/07/2082	5.600%		455,000	457,176
Venture Global LNG, Inc.(a),(h),(j)
	9.000%		829,000	724,748
Venture Global LNG, Inc.(a)
02/01/2032	9.875%		177,000	187,566
Venture Global Plaquemines LNG LLC(a)
01/15/2036	6.750%		290,000	309,224
Williams Cos, Inc. (The)
09/30/2035	5.300%		342,000	351,070
Total				7,138,791
Natural Gas 0.3%
KeySpan Gas East Corp.(a)
03/06/2033	5.994%		225,000	240,352
National Gas Transmission PLC(a)
04/05/2030	4.250%	EUR	200,000	247,845
Northwest Natural Holding Co.(h)
09/15/2055	7.000%		415,000	433,078
Redexis SA(a)
05/30/2031	4.375%	EUR	100,000	122,615
Sempra(h)
04/01/2055	6.550%		310,000	316,344
Spire, Inc.(h)
06/01/2056	6.450%		185,000	189,402
Total				1,549,636
Office REIT 0.0%
Hudson Pacific Properties LP
11/01/2027	3.950%		272,000	259,354
02/15/2028	5.950%		5,000	4,806
01/15/2030	3.250%		42,000	35,112
Total				299,272
Oil Field Services 0.1%
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%		65,371	66,770
Transocean, Inc.(a)
02/15/2030	8.750%		59,500	62,210
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%		180,000	186,027
Total				315,007
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
16
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Other Financial Institutions 0.1%
DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH(a)
08/21/2030	4.875%	EUR	100,000	122,840
Finco Opal Sarl(a),(b),(e)
3-month EURIBOR + 7.750% 03/02/2030	9.761%	EUR	100,000	118,160
Icahn Enterprises LP/Finance Corp.
01/15/2029	9.750%		101,000	99,427
06/15/2030	9.000%		230,000	218,168
Vonovia SE(a)
09/03/2035	5.717%	AUD	160,000	111,751
Total				670,346
Other Industry 0.1%
Adtalem Global Education, Inc.(a)
03/01/2028	5.500%		103,000	103,000
AECOM(a)
08/01/2033	6.000%		432,000	441,227
Grand Canyon University
10/01/2028	5.125%		110,000	110,290
Total				654,517
Other REIT 0.2%
American Assets Trust LP
02/01/2031	3.375%		155,000	142,639
BW Real Estate, Inc.(a),(h)
12/31/2079	9.500%		120,000	126,069
Digital Dutch Finco BV(a)
03/15/2035	3.875%	EUR	220,000	259,867
Extra Space Storage LP
10/15/2031	2.400%		30,000	26,886
Host Hotels & Resorts LP
09/15/2030	3.500%		115,000	110,283
06/15/2032	5.700%		95,000	100,064
Lexington Realty Trust
09/15/2030	2.700%		135,000	125,197
WP Carey, Inc.
05/10/2035	3.750%	EUR	175,000	204,648
Total				1,095,653
Other Utility 0.1%
DWR Cymru Financing UK PLC(a)
Subordinated
03/31/2034	2.375%	GBP	165,000	173,844
Suez SACA(a)
05/24/2034	2.875%	EUR	100,000	111,578
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Yorkshire Water Finance PLC(a)
11/18/2034	6.375%	GBP	155,000	219,201
Total				504,623
Packaging 0.3%
Amcor Flexibles North America, Inc.
03/17/2028	4.800%		315,000	320,423
Amcor Group Finance PLC
05/23/2029	5.450%		190,000	197,700
Ardagh Group SA(a),(m)
12/01/2030	12.000%		60,000	57,938
Ball Corp.
08/15/2030	2.875%		465,000	432,503
Berry Global Escrow Corp.(a)
07/15/2026	4.875%		24,000	24,012
Berry Global, Inc.
04/15/2028	5.500%		360,000	371,381
01/15/2034	5.650%		120,000	126,783
Sealed Air Corp.(a)
07/15/2032	6.500%		60,000	61,900
Total				1,592,640
Paper 0.0%
Clearwater Paper Corp.(a)
08/15/2028	4.750%		100,000	89,353
Graphic Packaging International LLC(a)
07/15/2027	4.750%		93,000	92,885
07/15/2032	6.375%		35,000	35,468
Total				217,706
Pharmaceuticals 0.4%
1261229 BC Ltd.(a)
04/15/2032	10.000%		205,000	212,961
Allergan Funding SCS
11/15/2028	2.625%	EUR	100,000	115,369
Bayer US Finance II LLC(a)
12/15/2028	4.375%		174,000	174,624
06/25/2038	4.625%		520,000	482,956
Bayer US Finance LLC(a)
11/21/2053	6.875%		120,000	131,422
Grifols SA(a)
05/01/2030	7.500%	EUR	296,000	365,930
Kevlar SpA(a)
09/01/2029	6.500%		321,000	313,458
Teva Pharmaceutical Finance Netherlands II BV
05/09/2030	4.375%	EUR	335,000	408,439
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
17

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Teva Pharmaceutical Finance Netherlands III BV
12/01/2032	6.000%		172,000	182,306
10/01/2046	4.100%		194,000	149,294
Teva Pharmaceutical Finance Netherlands IV BV
12/01/2030	5.750%		39,000	40,444
Total				2,577,203
Property & Casualty 0.2%
Acrisure LLC/Finance, Inc.(a)
11/06/2030	7.500%		105,000	106,871
Alliant Holdings Intermediate LLC/Co-Issuer(a)
04/15/2028	6.750%		185,000	187,004
Aon Corp.
05/15/2030	2.800%		230,000	218,130
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%		65,000	66,592
Berkshire Hathaway Finance Corp.
06/19/2039	2.375%	GBP	250,000	241,448
Farmers Exchange Capital III(a),(h)
Subordinated
10/15/2054	5.454%		300,000	281,920
Farmers Insurance Exchange(a),(h)
Subordinated
11/01/2057	4.747%		100,000	85,154
Total				1,187,119
Railroads 0.0%
Pacific National Finance Pty Ltd.
09/24/2029	3.700%	AUD	240,000	157,951
Refining 0.1%
MC Brazil Downstream Trading SARL(a)
06/30/2031	7.250%		199,357	171,614
Phillips 66 Co.(h)
03/15/2056	6.200%		210,000	212,752
Total				384,366
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%		175,000	172,814
BCPE Flavor Debt Merger Sub LLC/Issuer, Inc.(a)
07/01/2032	9.500%		165,000	152,035
Papa John’s International, Inc.(a)
09/15/2029	3.875%		110,000	104,302
Yum! Brands, Inc.(a)
01/15/2030	4.750%		290,000	290,310
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Yum! Brands, Inc.
03/15/2031	3.625%		760,000	721,722
01/31/2032	4.625%		300,000	295,279
Total				1,736,462
Retail REIT 0.0%
Phillips Edison Grocery Center Operating Partnership I LP
03/15/2033	4.750%		220,000	220,279
Retailers 0.1%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%		45,000	44,332
Crocs, Inc.(a)
08/15/2031	4.125%		185,000	172,844
Magic MergeCo, Inc.(a)
05/01/2028	5.250%		235,000	235,000
05/01/2029	7.875%		51,000	51,211
Michaels Cos., Inc. (The)(a),(e)
03/15/2033	8.500%		190,000	184,809
03/15/2034	11.000%		20,000	18,750
Rent-A-Center, Inc.(a)
02/15/2029	6.375%		105,000	103,667
Total				810,613
Supranational 0.3%
European Bank for Reconstruction & Development
10/26/2027	6.300%	INR	15,300,000	167,214
Inter-American Development Bank
10/06/2030	7.350%	INR	27,000,000	301,259
International Bank for Reconstruction & Development
03/16/2026	1.250%	NOK	1,410,000	148,100
04/24/2028	6.850%	INR	30,500,000	336,187
04/17/2030	6.500%	INR	24,400,000	264,806
08/08/2034	1.200%	EUR	289,000	302,615
International Development Association(a)
02/17/2027	1.750%	NOK	900,000	92,399
Total				1,612,580
Technology 1.1%
Alphabet, Inc.
02/13/2029	4.125%	GBP	228,000	309,001
11/13/2032	4.625%	GBP	208,000	282,873
05/06/2033	3.000%	EUR	244,000	286,868
11/06/2038	3.500%	EUR	100,000	115,814
11/06/2044	4.000%	EUR	135,000	156,922
Block, Inc.
05/15/2032	6.500%		85,000	87,435
CACI International, Inc.(a),(e)
06/15/2033	6.375%		215,000	221,747
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
18
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cloud Software Group, Inc,(a)
08/15/2033	6.625%		545,000	514,333
Cloud Software Group, Inc.(a)
06/30/2032	8.250%		295,000	295,259
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%		85,000	69,540
CoreWeave, Inc.(a)
06/01/2030	9.250%		640,000	626,771
Dell International LLC/EMC Corp.
04/01/2028	4.750%		315,000	319,929
07/15/2046	8.350%		275,000	351,873
Equinix Asia Financing Corp., Pte Ltd.(e)
03/15/2031	4.400%		120,000	119,903
Equinix Europe 2 Financing Corp. LLC
11/22/2034	3.625%	EUR	130,000	151,318
Fiserv, Inc.
02/15/2031	4.550%		110,000	109,687
08/21/2033	5.625%		75,000	77,643
03/15/2034	5.450%		170,000	173,290
08/11/2035	5.250%		185,000	185,014
Foundry JV Holdco LLC(a)
01/25/2031	5.500%		60,000	62,610
Gartner, Inc.(a)
10/01/2030	3.750%		345,000	319,001
Global Payments, Inc.
11/15/2028	4.500%		330,000	331,140
Intel Corp.
08/12/2031	2.000%		50,000	44,296
02/10/2053	5.700%		45,000	42,689
ION Platform Finance US Inc./SARL(a)
05/01/2029	8.750%		200,000	185,940
Iron Mountain, Inc.(a)
01/15/2033	6.250%		100,000	102,099
MSCI, Inc.(a)
09/01/2030	3.625%		235,000	224,560
11/01/2031	3.625%		345,000	324,290
08/15/2033	3.250%		90,000	80,155
MSCI, Inc.
03/15/2036	5.150%		355,000	351,546
NCR Corp.(a)
04/15/2029	5.125%		110,000	107,830
Open Text Corp.(a)
12/01/2027	6.900%		70,000	71,924
12/01/2029	3.875%		80,000	72,000
Open Text Holdings, Inc.(a)
12/01/2031	4.125%		35,000	30,477
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sabre GLBL, Inc.(a)
11/15/2029	10.750%		18,000	13,289
03/15/2030	10.750%		22,000	15,946
UKG, Inc.(a)
02/01/2031	6.875%		110,000	106,743
Xerox Corp.(a)
10/15/2030	10.250%		215,000	155,217
Total				7,096,972
Tobacco 0.1%
Altria Group, Inc.
02/04/2028	4.875%		165,000	167,997
Imperial Brands Finance PLC(a)
06/30/2028	4.500%		540,000	545,520
Total				713,517
Transportation Services 0.0%
Aurizon Network Pty Ltd.(a)
09/02/2030	2.900%	AUD	250,000	159,597
Sydney Airport Finance Co. Pty Ltd.(a)
04/19/2034	5.900%	AUD	60,000	43,641
Total				203,238
Whole Business 0.0%
AA Bond Co., Ltd.(a)
07/31/2032	5.500%	GBP	100,000	135,985
Wireless 0.7%
Altice France(a)
03/15/2032	6.500%		60,950	58,284
Altice France SA(a)
11/01/2029	9.500%		45,458	46,134
American Tower Corp.
03/15/2030	4.900%		195,000	200,381
06/15/2030	2.100%		175,000	160,576
04/15/2031	2.700%		75,000	69,621
05/30/2032	3.625%	EUR	200,000	240,854
Cellnex Finance Co. SA(a)
09/15/2032	2.000%	EUR	200,000	216,953
Global Switch Finance BV(a)
10/07/2030	1.375%	EUR	150,000	166,424
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%		564,750	567,452
T-Mobile US, Inc.
04/15/2026	2.625%		69,000	68,871
04/15/2027	3.750%		20,000	19,976
03/15/2032	2.700%		220,000	200,302
T-Mobile USA, Inc.
02/15/2036	5.000%		700,000	704,293
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
19

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%		630,000	555,334
07/15/2031	4.500%	GBP	185,000	221,297
07/15/2031	4.750%		231,000	205,414
04/15/2032	5.625%	EUR	205,000	234,780
01/15/2033	6.750%		305,000	289,075
Total				4,226,021
Wirelines 0.2%
Altice Financing SA(a)
07/15/2027	9.625%		305,000	227,924
Frontier Communications Holdings LLC(a)
03/15/2031	8.625%		391,000	408,701
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%		145,000	152,485
Zayo Group Holdings, Inc.(a),(m)
03/09/2030	9.250%		151,160	146,851
Total				935,961
Total Corporate Bonds & Notes (Cost $115,461,760)				117,614,310

Foreign Government Obligations(g),(n) 6.3%

Australia 1.4%
Airservices Australia
11/15/2028	5.400%	AUD	480,000	347,657
05/15/2030	2.200%	AUD	450,000	288,632
Australia Government Bond(a)
03/21/2036	4.250%	AUD	620,000	428,569
NBN Co., Ltd.(a)
08/28/2031	5.000%	AUD	1,320,000	941,049
11/29/2032	3.375%	EUR	180,000	216,421
03/06/2035	5.350%	AUD	570,000	408,164
New South Wales Treasury Corp.(a)
09/20/2035	4.750%	AUD	810,000	560,850
02/20/2036	4.250%	AUD	845,000	559,423
02/20/2037	4.750%	AUD	255,000	173,866
02/24/2038	5.250%	AUD	1,375,000	968,901
Queensland Treasury Corp.(a)
05/21/2035	3.250%	EUR	200,000	240,151
08/22/2035	4.500%	AUD	300,000	203,189
07/21/2036	5.250%	AUD	360,000	256,483
08/13/2038	5.250%	AUD	1,035,000	724,010
Treasury Corp. of Victoria
12/20/2032	4.250%	AUD	510,000	350,941
09/15/2036	4.750%	AUD	500,000	340,901
11/20/2037	2.000%	AUD	1,125,000	562,666
09/15/2038	5.250%	AUD	540,000	377,194
11/20/2040	5.000%	AUD	430,000	286,439
11/20/2041	2.250%	AUD	405,000	184,216
Total				8,419,722
Foreign Government Obligations(g),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 0.5%
Brazil Notas do Tesouro Nacional Series F
01/01/2027	10.000%	BRL	10,295,000	1,993,303
Brazil Notas do Tesouro Nacional, Series F
01/01/2029	10.000%	BRL	2,270,000	423,938
Brazilian Government International Bond
03/15/2034	6.125%		200,000	204,857
03/15/2035	6.625%		515,000	540,687
Total				3,162,785
Canada 0.4%
Canadian Government Bond
05/01/2027	2.750%	CAD	595,000	438,411
09/01/2029	3.500%	CAD	465,000	351,477
12/01/2030	0.500%	CAD	100,000	66,208
CPPIB Capital, Inc.(a)
12/01/2031	2.250%	CAD	155,000	109,088
Province of British Columbia
07/06/2033	4.200%		350,000	353,978
Province of Ontario(a)
01/31/2034	3.100%	EUR	185,000	221,948
Province of Ontario
06/02/2045	3.450%	CAD	500,000	324,887
Province of Quebec
09/08/2033	4.500%		436,000	448,870
Total				2,314,867
Chile 0.1%
Corporación Nacional del Cobre de Chile(a)
02/02/2033	5.125%		200,000	204,390
01/26/2036	6.440%		204,000	223,084
11/04/2044	4.875%		490,000	439,825
Total				867,299
Colombia 0.0%
Colombia Government International Bond
11/07/2036	7.750%		262,000	272,799
Czech Republic 0.3%
Czech Republic Government Bond
11/11/2032	4.500%	CZK	25,510,000	1,281,863
10/24/2034	4.250%	CZK	8,440,000	413,563
Total				1,695,426
Finland 0.1%
Finland Government Bond(a)
09/15/2033	3.000%	EUR	365,000	440,119
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
20
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Foreign Government Obligations(g),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
France 0.1%
Electricite de France SA(a),(h),(j)
	7.375%	GBP	100,000	142,888
Electricite de France SA(a)
06/17/2044	4.750%	EUR	400,000	486,847
Total				629,735
Germany 0.1%
Bundesrepublik Deutschland Bundesanleihe(a)
02/15/2034	2.200%	EUR	330,000	381,654
Guatemala 0.1%
Guatemala Government Bond(a)
08/15/2036	6.250%		710,000	752,038
Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%		200,000	174,650
India 0.2%
India Government Bond
04/18/2029	7.100%	INR	63,040,000	715,122
10/07/2029	6.450%	INR	3,880,000	43,190
07/21/2030	6.010%	INR	21,300,000	232,145
07/12/2031	6.100%	INR	7,990,000	86,555
05/05/2035	6.330%	INR	29,270,000	315,196
Total				1,392,208
Indonesia 0.4%
Indonesia Government International Bond
03/12/2033	1.100%	EUR	100,000	98,388
03/12/2051	3.050%		200,000	132,386
Indonesia Government International Bond(e)
03/04/2038	4.460%	EUR	220,000	260,367
Indonesia Treasury Bond
03/15/2029	9.000%	IDR	2,298,000,000	150,878
07/15/2030	6.500%	IDR	6,212,000,000	381,444
02/15/2031	6.500%	IDR	5,024,000,000	308,685
04/15/2032	6.375%	IDR	13,562,000,000	823,845
05/15/2033	6.625%	IDR	2,025,000,000	123,064
Total				2,279,057
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		215,000	221,111
04/14/2033	3.500%		430,000	395,045
Total				616,156
Foreign Government Obligations(g),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Malaysia 0.1%
Malaysia Government Bond
05/15/2030	3.336%	MYR	1,560,000	401,982
06/30/2031	4.232%	MYR	1,505,000	403,942
Total				805,924
Mexico 0.3%
Mexico Government International Bond
05/16/2031	3.875%	EUR	450,000	533,868
05/19/2033	4.875%		227,000	220,738
02/12/2034	3.500%		200,000	175,290
02/09/2035	6.350%		200,000	211,001
09/22/2035	5.625%		420,000	420,025
Total				1,560,922
New Zealand 0.6%
New Zealand Government Bond
05/15/2028	0.250%	NZD	1,090,000	614,591
05/15/2032	2.000%	NZD	585,000	313,703
05/15/2034	4.250%	NZD	1,865,000	1,126,483
05/15/2035	4.500%	NZD	446,000	272,529
05/15/2041	1.750%	NZD	425,000	172,999
New Zealand Government Bond(a)
04/14/2033	3.500%	NZD	2,430,000	1,409,344
New Zealand Local Government Funding Agency Bond
08/01/2028	4.700%	AUD	110,000	78,527
Total				3,988,176
Norway 0.4%
City of Oslo Norway(b)
3-month NIBOR + 0.178% 02/12/2029	4.338%	NOK	4,000,000	420,496
Norway Government Bond(a)
09/17/2031	1.250%	NOK	4,695,000	427,203
05/18/2032	2.125%	NOK	11,195,000	1,056,821
08/15/2033	3.000%	NOK	970,000	95,250
06/12/2035	3.750%	NOK	2,595,000	265,404
Total				2,265,174
Philippines 0.5%
Philippine Government Bond
02/28/2029	6.250%	PHP	18,900,000	336,282
05/19/2029	6.500%	PHP	43,210,000	775,276
07/27/2030	6.375%	PHP	47,150,000	845,187
08/20/2030	6.000%	PHP	28,830,000	509,357
09/15/2032	6.750%	PHP	30,240,000	557,091
Philippine Government International Bond
05/17/2027	0.875%	EUR	100,000	115,760
Total				3,138,953
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
21

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Foreign Government Obligations(g),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Romania 0.1%
Romanian Government International Bond(a)
03/24/2035	5.750%		90,000	90,932
03/24/2035	5.750%		64,000	64,662
05/16/2036	6.625%		206,000	219,233
Total				374,827
South Africa 0.0%
Republic of South Africa Government International Bond
04/20/2032	5.875%		250,000	258,614
South Korea 0.3%
Korea Treasury Bond
09/10/2027	2.250%	KRW	2,400,000,000	1,672,374
United Kingdom 0.2%
United Kingdom Gilt(a)
03/07/2027	3.750%	GBP	165,000	222,873
07/22/2029	4.125%	GBP	317,000	434,094
10/22/2031	4.000%	GBP	80,000	108,657
01/31/2033	3.250%	GBP	300,000	386,268
07/31/2034	4.250%	GBP	300,000	406,739
Total				1,558,631
Total Foreign Government Obligations (Cost $37,634,400)				39,022,110

Municipal Bonds 0.0%
Issue Description	Coupon Rate		Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2020B
10/01/2035	2.857%		85,000	74,810
Total Municipal Bonds (Cost $85,969)				74,810

Preferred Stocks 0.8%
Issuer		Shares	Value ($)
Financials 0.7%
Banks 0.7%
Bank of Hawaii Corp.	8.000%	11,850	314,855
Citizens Financial Group, Inc.(h)	6.500%	31,975	815,682
Fifth Third Bancorp(h)	6.875%	27,575	710,056
First Busey Corp.	8.250%	12,125	314,280
First Citizens Bancshares, Inc.(h)	6.625%	29,850	751,324
Preferred Stocks (continued)
Issuer		Shares	Value ($)
Huntington Bancshares, Inc.	4.500%	25	446
Live Oak Bancshares, Inc.	8.375%	9,100	231,413
UMB Financial Corp.(h)	7.750%	18,525	496,470
WesBanco, Inc.(h)	7.375%	26,425	683,086
Wintrust Financial Corp.(h)	7.875%	10,275	274,343
Total			4,591,955
Total Financials			4,591,955
Utilities 0.1%
Electric Utilities 0.1%
PPL Corp.	7.000%	8,095	417,621
Total Utilities			417,621
Total Preferred Stocks (Cost $4,845,073)			5,009,576

Residential Mortgage-Backed Securities - Agency 9.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae Interest Strip(f)
CMO Series 427 Class C21
03/25/2050	2.000%	707,293	87,954
Fannie Mae REMICS(f)
CMO Series 2021-59 Class KI
09/25/2051	4.000%	1,345,109	313,825
Fannie Mae REMICS(b),(f)
CMO Series 2024-98 Class SC
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 12/25/2054	2.283%	820,907	80,300
CMO Series 2024-98 Class SE
30-day Average SOFR + 5.980% Cap 5.980% 12/25/2054	2.313%	561,069	52,460
CMO Series 2024-98 Class SG
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 11/25/2054	2.333%	632,446	64,448
CMO Series 2025-49 Class SC
-1.0 x 30-day Average SOFR + 5.200% Cap 5.200% 06/25/2055	1.533%	1,469,467	85,136
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
22
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
03/01/2052	2.000%	750,632	624,530
05/01/2052	2.500%	1,204,156	1,049,495
05/01/2052- 10/01/2052	3.000%	1,750,055	1,585,851
08/01/2052- 12/01/2052	4.000%	2,434,229	2,368,730
09/01/2052- 10/01/2052	4.500%	3,446,645	3,423,489
06/01/2053- 01/01/2055	5.000%	2,584,767	2,612,646
02/01/2055	5.500%	381,984	393,955
Federal Home Loan Mortgage Corp.(f)
STRIPS
03/15/2052	2.000%	2,581,654	332,437
Federal National Mortgage Association
09/01/2051- 05/01/2053	2.500%	1,910,329	1,662,111
12/01/2051- 02/01/2052	2.000%	2,339,703	1,944,399
06/01/2052- 02/01/2053	4.000%	3,083,302	2,999,867
07/01/2052- 08/01/2053	4.500%	4,407,692	4,374,565
02/01/2054- 01/01/2055	5.500%	5,308,881	5,451,720
12/01/2054	5.000%	518,039	526,721
Federal National Mortgage Association(b)
CMO Series 2013-5 Class GF
30-day Average SOFR + 1.214% Floor 1.100%, Cap 5.000% 10/25/2042	4.882%	172,298	167,619
Federal National Mortgage Association(f)
CMO Series 436 Class C32
10/25/2052	2.000%	1,045,165	135,222
STRIPS
11/25/2050- 10/25/2052	2.000%	5,026,500	635,649
Freddie Mac Pool
12/01/2055	5.000%	367,343	371,940
Freddie Mac Remics
CMO Series 2025-5617
08/25/2051	4.000%	959,097	192,747
Freddie Mac REMICS(f)
CMO Series 5070 Class MI
02/25/2051	3.500%	820,099	128,364
Freddie Mac REMICS(b),(f)
CMO Series 5468 Class SE
-1.0 x 30-day Average SOFR + 5.350% Cap 5.350% 10/25/2054	1.683%	1,816,455	137,436
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5496 Class S
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 01/25/2055	2.233%	1,976,637	131,787
CMO Series 5512 Class LS
-1.0 x 30-day Average SOFR + 5.896% Cap 5.896% 03/25/2055	2.229%	2,418,081	155,296
CMO Series 5544 Class SD
-1.0 x 30-day Average SOFR + 5.050% Cap 5.050% 06/25/2055	1.383%	2,797,672	165,093
CMO Series 5578 Class SD
30-day Average SOFR + 5.900% Cap 5.900% 09/25/2055	2.233%	2,077,544	172,039
Freddie Mac REMICS(b)
CMO Series 5546B Class AS
-1.5 x 30-day Average SOFR + 10.500% Cap 10.500% 06/25/2055	4.999%	250,023	244,901
CMO Series 5547 Class S
-1.5 x 30-day Average SOFR + 10.575% Cap 10.575% 06/25/2055	5.074%	258,035	253,558
CMO Series 5548B Class S
-1.7 x 30-day Average SOFR + 11.667% Cap 11.667% 06/25/2055	5.555%	251,196	249,492
CMO Series 5549 Class JS
-1.5 x 30-day Average SOFR + 10.500% Cap 10.500% 06/25/2055	4.999%	75,863	74,550
Government National Mortgage Association
08/20/2052- 11/20/2052	4.000%	913,887	888,084
11/20/2052- 12/20/2052	4.500%	1,235,549	1,230,380
Government National Mortgage Association(f)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	425,750	86,799
CMO Series 2018-63 Class IO
09/20/2047	4.000%	576,287	107,856
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
23

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b),(f)
CMO Series 2024-151 Class ES
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 09/20/2054	1.739%	1,184,825	65,130
CMO Series 2024-154 Class SB
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 09/20/2054	1.739%	1,287,098	83,444
CMO Series 2024-160 Class KS
-1.0 x 30-day Average SOFR + 5.480% Cap 5.480% 10/20/2054	1.819%	2,558,215	145,711
Government National Mortgage Association TBA(e)
03/19/2056	4.000%	1,500,000	1,442,810
03/19/2056	4.500%	1,825,000	1,803,471
04/21/2056	3.500%	1,475,000	1,379,683
Uniform Mortgage-Backed Security TBA(e)
03/13/2054	3.000%	575,000	519,908
03/13/2055	2.000%	75,000	62,118
03/13/2055	3.500%	6,225,000	5,865,696
03/13/2055- 05/13/2055	4.000%	1,975,000	1,941,863
03/13/2055	5.000%	5,700,000	5,725,567
03/12/2056	4.500%	1,125,000	1,112,456
03/12/2056	5.500%	3,150,000	3,200,503
Total Residential Mortgage-Backed Securities - Agency (Cost $57,542,995)			58,911,811

Residential Mortgage-Backed Securities - Non-Agency(g) 10.4%

ABFC Trust(b)
CMO Series 2007-WMC1 Class A1A
1-month Term SOFR + 1.364% Floor 1.250% 06/25/2037	5.038%	541,781	390,776
ACRA Trust(a),(c)
CMO Series 2024-NQM1 Class M1A
10/25/2064	6.191%	640,000	648,000
Alternative Loan Trust(c)
CMO Series 2005-43 Class 1A
10/25/2035	3.908%	139,325	125,907
Alternative Loan Trust(b)
CMO Series 2005-59 Class 1A1
1-month Term SOFR + 0.774% Floor 0.660%, Cap 11.000% 11/20/2035	4.442%	569,722	563,077
Residential Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-OH3 Class A1B
1-month Term SOFR + 0.554% Floor 0.440%, Cap 10.000% 09/25/2047	4.228%	353,995	341,519
American Home Mortgage Investment Trust(b)
CMO Series 2005-1 Class 6A
6-month Term SOFR + 2.428% Floor 2.000%, Cap 11.000% 06/25/2045	6.049%	18	18
Angel Oak Mortgage Trust(a),(c)
CMO Series 2026-1 Class A1
02/25/2071	4.747%	366,063	366,548
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-1 Class A1
01/25/2049	3.805%	25,797	25,591
Banc of America Funding Trust(a),(c)
Subordinated CMO Series 2014-R6 Class 2A13
07/26/2036	4.048%	234,842	233,312
Bear Stearns Mortgage Funding Trust(b)
CMO Series 2006-AR3 Class 1A1
1-month Term SOFR + 0.294% Floor 0.180%, Cap 10.500% 10/25/2036	4.147%	223,026	200,791
CMO Series 2006-AR4 Class A1
1-month Term SOFR + 0.534% Floor 0.420%, Cap 10.500% 12/25/2036	4.208%	258,315	257,334
CMO Series 2007-AR3 Class 21A1
1-month Term SOFR + 0.414% Floor 0.300%, Cap 10.500% 04/25/2037	4.088%	240,217	224,620
CMO Series 2007-AR5 Class 2A2
1-month Term SOFR + 0.574% Floor 0.230%, Cap 10.500% 06/25/2037	4.248%	699,082	646,547
Carrington Mortgage Loan Trust(b)
CMO Series 2007-FRE1 Class A3
1-month Term SOFR + 0.374% Floor 0.260%, Cap 14.500% 02/25/2037	4.047%	505,848	490,372
CIM Trust(a),(c)
CMO Series 2020-R6 Class A1
12/25/2060	2.250%	578,949	534,692
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	713,585	668,646
CMO Series 2023-R3 Class A1A
01/25/2063	4.500%	462,340	451,887
CIM Trust(a),(h)
CMO Series 2025-R1 Class A1
02/25/2099	5.000%	572,948	571,403
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
24
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(c)
CMO Series 2006-AR2 Class 1A1
03/25/2036	5.381%	191,301	141,476
COLT Mortgage Loan Trust(a),(h)
CMO Series 2023-1 Class A1
04/25/2068	6.048%	225,936	226,375
COLT Mortgage Loan Trust(a),(c)
CMO Series 2024-7 Class B1
12/26/2069	7.126%	360,000	366,094
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2021-R01 Class 1B2
30-day Average SOFR + 6.000% 10/25/2041	9.667%	420,000	431,652
CMO Series 2022-R05 Class 2M2
30-day Average SOFR + 3.000% 04/25/2042	6.667%	645,000	658,144
CMO Series 2022-R09 Class 2M1
30-day Average SOFR + 2.500% 09/25/2042	6.167%	58,776	59,472
CMO Series 2023-R01 Class 1M1
30-day Average SOFR + 2.400% 12/25/2042	6.067%	72,351	74,210
CMO Series 2023-R03 Class 2M2
30-day Average SOFR + 3.900% 04/25/2043	7.567%	285,000	299,563
CMO Series 2023-R06 Class 1M2
30-day Average SOFR + 2.700% 07/25/2043	6.367%	120,000	123,146
CMO Series 2025-R02 Class 1M2
30-day Average SOFR + 1.600% Floor 1.600% 02/25/2045	5.267%	355,000	356,941
CMO Series 2025-R06 Class 1B1
30-day Average SOFR + 1.850% 09/25/2045	5.517%	230,000	232,834
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	9.667%	550,000	568,469
Countrywide Asset-Backed Certificates(b)
CMO Series 2007-13 Class 2A1
1-month Term SOFR + 1.014% Floor 0.900% 10/25/2047	4.688%	109,608	102,015
CMO Series 2007-13 Class 2A2
1-month Term SOFR + 0.914% Floor 0.800% 10/25/2047	4.588%	288,302	269,779
Residential Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Trust(a),(h)
CMO Series 2019-NQM1 Class A1
10/25/2059	3.656%	3,493	3,472
Cross Mortgage Trust(a),(c)
CMO Series 2026-NQM1 Class A1
02/25/2061	4.699%	298,762	298,396
CSMC Trust(a),(c)
CMO Series 2021-RPL4 Class A1
12/27/2060	5.796%	964,685	963,913
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2004-10 Class MV4
1-month Term SOFR + 1.689% Floor 1.575% 12/25/2034	5.363%	640,685	612,211
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2025-INV2 Class B1
05/26/2070	7.470%	500,000	511,434
CMO Series 2025-NQM3 Class M1B
08/25/2070	6.451%	520,000	525,761
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	9.867%	80,000	82,580
Federal Home Loan Mortgage Corp.(f)
CMO Series 2023-400 Class C9
03/25/2052	2.000%	447,978	59,466
FIGRE Trust(a),(h)
CMO Series 2025-FL2 Class A3
11/25/2055	5.558%	513,013	516,805
FIGRE Trust(a),(c)
CMO Series 2025-HE5 Class C
08/25/2055	5.686%	884,785	899,203
CMO Series 2025-HE7 Class C
11/25/2055	5.350%	706,478	707,662
CMO Series 2025-HE8 Class C
11/25/2055	5.456%	712,829	715,507
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF9 Class 2A4
1-month Term SOFR + 0.614% Floor 0.500% 06/25/2036	4.288%	1,200,000	1,139,058
First NLC Trust(b)
CMO Series 2005-4 Class A4
1-month Term SOFR + 0.894% Floor 0.780%, Cap 14.000% 02/25/2036	4.568%	119,910	118,766
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
25

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Firstmac Mortgage Funding Trust No. 4(b)
CMO Series 2024-4 Class A1
1-month Bank Buying Rate + 1.080% 02/18/2056	4.870%	AUD	340,396	243,033
Flagstar Mortgage Trust(a),(c)
CMO Series 2021-5INV Class A5
07/25/2051	2.500%		884,028	812,036
Freddie Mac STACR Remic Trust(a),(b)
CMO Series 2025-HQA1 Class M2
30-day Average SOFR + 1.650% 02/25/2045	5.317%		260,000	260,958
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-DNA3 Class M1A
30-day Average SOFR + 2.000% 04/25/2042	5.667%		49,770	50,220
CMO Series 2022-DNA4 Class M1B
30-day Average SOFR + 3.350% 05/25/2042	7.017%		285,000	292,952
CMO Series 2022-DNA7 Class M1A
30-day Average SOFR + 2.500% 03/25/2052	6.167%		33,141	33,415
CMO Series 2022-HQA3 Class M1B
30-day Average SOFR + 3.550% 08/25/2042	7.217%		255,000	264,645
CMO Series 2024-HQA1 Class M2
30-day Average SOFR + 2.000% 03/25/2044	5.667%		670,000	677,917
CMO Series 2025-DNA4 Class M2
30-day Average SOFR + 1.550% 10/25/2045	5.217%		195,000	195,656
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	11.167%		520,000	539,647
Subordinated CMO Series 2021-HQA3 Class B2
30-day Average SOFR + 6.250% 09/25/2041	9.917%		425,000	435,461
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	5.817%		81,721	82,103
Fremont Home Loan Trust(b)
CMO Series 2005-D Class M1
1-month Term SOFR + 0.729% Floor 0.615% 11/25/2035	4.403%		597,825	562,384
GCAT Trust(a),(c)
CMO Series 2019-RPL1 Class B2
10/25/2068	3.750%		700,000	626,019
Residential Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GE-WMC Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-1 Class M1
1-month Term SOFR + 0.774% Floor 0.660% 10/25/2035	4.448%	61,808	61,454
GMACM Mortgage Loan Trust(c)
CMO Series 2006-AR1 Class 1A1
04/19/2036	3.636%	349,777	289,628
GS Mortgage-Backed Securities Corp. Trust(a),(c)
CMO Series 2021-PJ4 Class A4
09/25/2051	2.500%	550,294	468,395
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-RPL1 Class M2
07/25/2059	3.758%	800,000	722,710
GSAMP Trust(b)
CMO Series 2005-WMC3 Class A2C
1-month Term SOFR + 0.774% Floor 0.660% 12/25/2035	4.448%	358,407	353,487
CMO Series 2007-FM2 Class A1
1-month Term SOFR + 0.254% Floor 0.140% 01/25/2037	3.927%	663,334	414,806
HarborView Mortgage Loan Trust(b)
CMO Series 2007-6 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200%, Cap 10.500% 08/19/2037	3.990%	384,671	338,480
Home Equity Asset Trust(b)
Series 2005-2 Class M6
1-month Term SOFR + 1.314% Floor 1.200% 07/25/2035	4.988%	434,860	435,270
HomeBanc Mortgage Trust(b)
CMO Series 2005-3 Class M4
1-month Term SOFR + 1.119% Floor 1.005%, Cap 11.500% 07/25/2035	4.792%	504,005	508,119
HOMES Trust(a),(c)
CMO Series 2025-AFC3 Class M1
08/25/2060	5.821%	650,000	655,215
Homeward Opportunities Fund Trust(a),(h)
CMO Series 2025-RRTL2 Class A2
09/25/2040	5.658%	360,000	362,025
HSI Asset Securitization Corp. Trust(b)
CMO Series 2005-I1 Class 2A4
1-month Term SOFR + 0.894% Floor 0.780% 11/25/2035	4.568%	318,312	302,737
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
26
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-HE2 Class 1A
1-month Term SOFR + 0.374% Floor 0.260% 12/25/2036	4.048%	1,070,011	400,167
Impac Secured Assets Trust(b)
CMO Series 2006-5 Class 1A1C
1-month Term SOFR + 0.654% Floor 0.540%, Cap 11.500% 02/25/2037	4.328%	405,082	373,991
IndyMac INDX Mortgage Loan Trust(b)
CMO Series 2006-AR2 Class 1A1A
1-month Term SOFR + 0.554% Floor 0.440% 04/25/2046	4.228%	566,702	536,042
CMO Series 2006-AR2 Class 1A1B
1-month Term SOFR + 0.534% Floor 0.420% 04/25/2046	4.208%	522,411	494,013
JPMorgan Alternative Loan Trust(b)
CMO Series 2006-A1 Class 1A1
1-month Term SOFR + 0.574% Floor 0.460%, Cap 11.500% 03/25/2036	4.248%	168,209	161,604
CMO Series 2007-S1 Class A2
1-month Term SOFR + 0.794% Floor 0.680%, Cap 11.500% 04/25/2047	4.468%	107,913	104,567
JPMorgan Mortgage Acquisition Corp.(b)
CMO Series 2005-OPT2 Class M5
1-month Term SOFR + 1.089% Floor 0.975% 12/25/2035	4.763%	900,000	861,747
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month Term SOFR + 0.699% Floor 0.585% 05/25/2035	4.373%	52,560	52,291
CMO Series 2007-HE1 Class AV4
1-month Term SOFR + 0.394% Floor 0.280% 03/25/2047	4.068%	976,408	939,737
Series 2007-CH5 Class M1
1-month Term SOFR + 0.384% Floor 0.270% 06/25/2037	4.058%	284,656	279,862
JPMorgan Mortgage Trust Series(a),(c)
CMO Series 2025-CES1 Class A3
05/25/2055	6.067%	530,000	539,199
Legacy Mortgage Asset Trust(a),(h)
CMO Series 2021-GS5 Class A1
07/25/2067	2.250%	725,891	726,654
Residential Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lehman Mortgage Trust
CMO Series 2006-1 Class 1A5
02/25/2036	5.500%	495,515	230,061
Lehman XS Trust(b)
CMO Series 2006-15 Class A4
1-month Term SOFR + 0.454% Floor 0.340% 10/25/2036	4.128%	550,185	509,777
CMO Series 2006-2N Class 2A1
1-year MTA + 1.010% Floor 1.010% 02/25/2036	5.878%	378,639	351,027
CMO Series 2007-16N Class 2A2
1-month Term SOFR + 1.814% Floor 1.700% 09/25/2047	5.488%	408,376	381,233
Series 2006-19 Class A3
1-month Term SOFR + 0.614% Floor 0.500% 12/25/2036	4.288%	503,616	485,774
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 2A3
1-month Term SOFR + 0.434% Floor 0.320% 11/25/2036	4.108%	1,717,752	513,129
CMO Series 2006-4 Class 1A
1-month Term SOFR + 0.414% Floor 0.300% 05/25/2036	4.088%	889,901	470,797
Mastr Asset Backed Securities Trust(b)
CMO Series 2005-WF1 Class M6
1-month Term SOFR + 1.104% Floor 0.990% 06/25/2035	4.778%	462,364	462,205
MFA Trust(a),(c)
Subordinated CMO Series 2023-INV2 Class B1
10/25/2058	7.959%	650,000	654,476
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2019-GS1 Class B2
07/25/2059	3.250%	800,000	688,319
Morgan Stanley ABS Capital I, Inc. Trust(b)
CMO Series 2005-WMC1 Class M3
1-month Term SOFR + 0.894% Floor 0.780% 01/25/2035	4.568%	138,229	141,873
CMO Series 2007-HE2 Class A2B
1-month Term SOFR + 0.204% Floor 0.090% 01/25/2037	3.968%	1,087,009	502,796
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
27

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CMO Series 2007-NC3 Class A2D
1-month Term SOFR + 0.374% Floor 0.260% 05/25/2037	4.047%		552,928	424,627
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-5AR Class 1M6
1-month Term SOFR + 1.239% Floor 1.125% 09/25/2035	4.913%		500,000	502,327
Morgan Stanley Residential Mortgage Loan Trust(a),(c)
CMO Series 2026-NQM2 Class A1
01/26/2071	4.734%		280,000	280,172
CMO Subordinated Series 2025-DSC1 Class B1
03/25/2070	7.010%		260,000	264,126
Mortgage House RMBS Prime Series(b)
CMO Series 2024-2 Class A1L
1-month Bank Buying Rate + 0.000% 05/13/2057	4.890%	AUD	222,838	159,108
NMLT Trust(a),(c)
CMO Series 2021-INV1 Class A1
05/25/2056	1.185%		697,346	623,955
OBX Trust(a),(c)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%		940,496	790,581
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%		977,726	836,473
Option One Mortgage Loan Trust(b)
CMO Series 2007-5 Class 2A2
1-month Term SOFR + 0.284% Floor 0.170% 05/25/2037	3.405%		744,545	404,996
CMO Series 2007-5 Class 2A3
1-month Term SOFR + 0.344% Floor 0.230% 05/25/2037	3.405%		1,355,514	746,769
Series 2006-3 Class 1A1
1-month Term SOFR + 0.254% Floor 0.140% 02/25/2037	4.068%		796,493	530,972
Polaris PLC(a),(b)
CMO Series 2026-1 Class F
SONIA + 3.830% 06/27/2070	7.559%	GBP	150,000	197,677
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%		871,099	786,158
Subordinated CMO Series 2023-AFC1 Class B1
02/25/2058	7.381%		547,000	545,590
Residential Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM LLC(a),(c)
CMO Series 2024-RPL1 Class A3
12/25/2064	4.348%	700,000	685,516
PRPM LLC(a),(h)
CMO Series 2025-RCF3 Class A3
07/25/2055	5.250%	570,000	573,911
RALI Series Trust(b)
CMO Series 2006-QA6 Class A3
1-month Term SOFR + 0.494% Floor 0.380% 07/25/2036	4.168%	229,244	216,030
CMO Series 2007-QH6 Class A1
1-month Term SOFR + 0.494% Floor 0.380% 07/25/2037	4.168%	222,716	210,192
RALI Trust(b)
CMO Series 2006-QO10 Class A1
1-month Term SOFR + 0.434% Floor 0.320% 01/25/2037	4.108%	471,820	434,870
Series 2007-QO1 Class A1
1-month Term SOFR + 0.414% Floor 0.300% 02/25/2047	4.088%	713,031	668,452
RAMP Trust(b)
CMO Series 2006-RZ2 Class M1
1-month Term SOFR + 0.609% Floor 0.495%, Cap 14.000% 05/25/2036	4.283%	261,763	260,393
RASC Trust(b)
Series 2007-KS1 Class A4
1-month Term SOFR + 0.554% Floor 0.440%, Cap 14.000% 01/25/2037	4.228%	866,852	854,405
Rckt Mortgage Trust(a),(c)
CMO Series 2025-CES4 Class B1
04/25/2055	6.927%	400,000	405,575
RCKT Mortgage Trust(a)
CMO Series 2024-CES3 Class A2
05/25/2044	6.682%	570,000	580,299
RCKT Mortgage Trust(a),(h)
CMO Series 2024-CES8 Class A2
11/25/2044	5.659%	670,000	676,859
RCKT Mortgage Trust(a),(c)
CMO Series 2026-CES1 Class M1A
01/25/2056	5.623%	420,000	422,985
RFMSI Trust
CMO Series 2006-S10 Class 1A1
10/25/2036	6.000%	441,061	364,215
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
28
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saxon Asset Securities Trust(b)
Series 2007-2 Class A2D
1-month Term SOFR + 0.414% Floor 0.300% 05/25/2047	4.088%	491,983	367,666
SG Residential Mortgage Trust(a),(c)
CMO Series 2021-2 Class A1
12/25/2061	1.737%	715,636	629,320
Soundview Home Loan Trust(b)
CMO Series 2006-OPT5 Class 1A1
1-month Term SOFR + 0.394% Floor 0.280% 07/25/2036	4.068%	133,600	131,083
Structured Adjustable Rate Mortgage Loan Trust(b)
Series 2007-4 Class 1A2
1-month Term SOFR + 0.554% Floor 0.440% 05/25/2037	4.228%	614,392	581,822
Structured Asset Investment Loan Trust(b)
CMO Series 2004-6 Class A3
1-month Term SOFR + 0.914% Floor 0.800% 07/25/2034	4.588%	217,236	225,287
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR7 Class A1A
1-month Term SOFR + 0.534% Floor 0.420%, Cap 10.500% 08/25/2036	4.207%	569,079	483,860
CMO Series 2006-AR8 Class A1A
1-month Term SOFR + 0.514% Floor 0.400%, Cap 10.500% 10/25/2036	4.188%	230,662	208,368
Structured Asset Securities Corp Mortgage Loan Trust(b)
CMO Series 2005-2XS Class M1
1-month Term SOFR + 0.819% Floor 0.705%, Cap 11.000% 02/25/2035	4.492%	737,004	709,106
Thornburg Mortgage Securities Trust(b)
CMO Series 2004-3 Class A
1-month Term SOFR + 0.854% Floor 0.740%, Cap 11.000% 09/25/2034	4.528%	238,499	228,164
Towd Point Mortgage Trust(a),(c)
CMO Series 2017-4 Class A2
06/25/2057	3.000%	900,000	868,026
CMO Series 2019-2 Class M1
12/25/2058	3.750%	275,000	247,397
CMO Series 2024-CES6 Class M1
11/25/2064	6.102%	620,000	629,447
Residential Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-2 Class M1
03/25/2058	3.500%	900,000	870,989
Subordinated CMO Series 2017-2 Class B1
04/25/2057	4.141%	760,000	747,762
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY3 Class M1
1-month Term SOFR + 1.614% Floor 1.500% 10/25/2059	5.288%	650,000	651,169
Verus Securitization Trust(a),(h)
CMO Series 2022-1 Class A1
01/25/2067	2.724%	118,074	113,888
CMO Series 2023-4 Class A1
05/25/2068	5.811%	445,441	444,782
CMO Series 2024-1 Class A1
01/25/2069	5.712%	48,213	48,433
Verus Securitization Trust(a),(c)
Subordinated CMO Series 2023-2 Class B1
03/25/2068	7.372%	550,000	548,361
Subordinated CMO Series 2024-2 Class B1
02/25/2069	7.864%	472,000	478,938
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A4
1-month Term SOFR + 0.574% Floor 0.460% 01/25/2037	4.248%	997,410	453,215
WaMu Mortgage Pass-Through Certificates(b)
CMO Series 2005-AR8 Class 2AC2
1-month Term SOFR + 1.034% Floor 0.920%, Cap 10.500% 07/25/2045	4.708%	260,427	252,090
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month Term SOFR + 0.634% Floor 0.520%, Cap 10.500% 11/25/2045	4.308%	783,026	745,860
CMO Series 2007-OA4 Class 1A
1-year MTA + 0.770% Floor 0.770% 05/25/2047	4.628%	456,249	395,859
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(b)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940% Floor 0.940% 04/25/2046	4.798%	179,320	166,365
Wells Fargo Home Equity Asset-Backed Securities Trust(b)
CMO Series 2007-1 Class A3
1-month Term SOFR + 0.754% Floor 0.640% 03/25/2037	4.428%	900,000	846,937
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
29

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Mortgage Backed Securities Trust
CMO Series 2007-7 Class A39
06/25/2037	6.000%	589,486	560,126
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $64,682,624)			64,737,110

Rights 0.1%
Issuer	Shares	Value ($)
Health Care 0.1%
Biotechnology 0.1%
Albireo Pharma, Inc., CVR(i),(k),(l),(o)	37,853	85,169
Concert Pharmaceuticals, Inc., CVR(i),(k),(l),(o)	173,147	51,944
Total		137,113
Health Care Equipment & Supplies 0.0%
Abiomed, Inc., CVR(i),(k),(l),(o)	15,541	24,866
Total Health Care		161,979
Materials 0.0%
Paper & Forest Products 0.0%
Resolute Forest Products, Inc.(i),(k),(l),(o)	76,222	114,333
Total Materials		114,333
Total Rights (Cost $245,563)		276,312

Senior Loans 2.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Dynasty Acquisition Co., Inc.(b),(p)
Tranche B1 Term Loan
1-month Term SOFR + 2.000% 10/31/2031	5.673%	146,309	146,675
Tranche B2 Term Loan
1-month Term SOFR + 2.000% 10/31/2031	5.673%	55,651	55,790
TransDigm, Inc.(b),(p)
Tranche J Term Loan
1-month Term SOFR + 2.500% 02/28/2031	6.173%	147,750	147,713
Tranche K Term Loan
1-month Term SOFR + 2.250% 03/22/2030	5.923%	54,177	54,113
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche L Term Loan
1-month Term SOFR + 2.500% 01/19/2032	6.173%	148,125	148,008
Total			552,299
Airlines 0.2%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(p)
Term Loan
3-month Term SOFR + 2.250% 04/20/2028	5.918%	132,251	131,966
3-month Term SOFR + 2.750% 05/28/2032	6.418%	352,337	352,228
AS Mileage Plan IP Ltd.(b),(p)
Term Loan
3-month Term SOFR + 1.750% 10/15/2031	5.418%	246,875	247,388
JetBlue Airways Corp.(b),(p)
Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 08/27/2029	8.445%	429,562	413,725
United AirLines, Inc.(b),(p)
Tranche B Term Loan
1-month Term SOFR + 1.750% 02/22/2031	5.426%	414,542	414,198
Total			1,559,505
Automotive 0.1%
Clarios Global LP(b),(p)
1st Lien Term Loan
1-month Term SOFR + 2.750% 01/28/2032	6.423%	638,400	636,274
Building Materials 0.1%
Quikrete Holdings, Inc.(b),(p)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	5.923%	888,287	887,382
Construction Machinery 0.0%
United Rentals North America, Inc.(b),(p)
Term Loan
1-month Term SOFR + 1.500% 02/14/2031	5.173%	196,500	196,893
Electric 0.2%
Long Ridge Energy LLC(b),(p)
Tranche B Term Loan
3-month Term SOFR + 4.500% 02/19/2032	8.172%	406,925	405,147
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
30
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.(b),(p)
Term Loan
3-month Term SOFR + 1.750% 04/16/2031	5.520%	712,642	713,868
Total			1,119,015
Environmental 0.1%
Clean Harbors, Inc.(b),(p)
Term Loan
1-month Term SOFR + 1.500% 09/24/2032	5.173%	350,000	352,079
Food and Beverage 0.0%
Aramark Intermediate HoldCo Corp.(b),(p)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 04/06/2028	5.423%	64,000	64,040
Health Care 0.2%
Hopper Merger Sub, Inc.(b),(p),(q)
Tranche B Term Loan
3-month Term SOFR + 2.250% 01/14/2033		590,000	582,625
Medline Borrower LP(b),(p)
Term Loan
1-month Term SOFR + 1.750% 10/23/2030	5.423%	755,911	757,151
Total			1,339,776
Independent Energy 0.1%
Hilcorp Energy I LP(b),(p)
Term Loan
1-month Term SOFR + 1.750% 02/11/2030	5.417%	521,663	521,010
Leisure 0.1%
Formula One Management Ltd.(b),(p)
Tranche B Term Loan
3-month Term SOFR + 1.750% Floor 0.500% 09/30/2031	5.422%	268,000	268,201
TKO Worldwide Holdings LLC(b),(p)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.000% 11/21/2031	5.664%	413,830	413,917
Total			682,118
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(b),(p)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 11/08/2030	5.424%	360,000	361,163
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Travel + Leisure Co.(b),(p)
Term Loan
1-month Term SOFR + 2.000% 12/14/2029	5.673%	588,317	586,634
Total			947,797
Other Financial Institutions 0.1%
Opal US LLC(b),(p)
Tranche B4 Term Loan
3-month Term SOFR + 3.000% 04/28/2032	6.686%	758,100	756,963
Other Industry 0.3%
AECOM(b),(p)
Tranche B Term Loan
1-month Term SOFR + 1.750% 04/18/2031	5.423%	438,311	439,328
Aramark Intermediate HoldCo Corp.(b),(p)
Tranche B10 Term Loan
1-month Term SOFR + 1.750% 06/22/2030	5.423%	269,554	269,778
Gloves Buyer, Inc.(b),(p)
Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 05/21/2032	7.673%	483,787	481,368
LSF12 Helix Parent LLC(b),(p),(q)
Term Loan
1-month Term SOFR + 3.500% 02/10/2033	7.173%	465,347	464,793
Total			1,655,267
Packaging 0.1%
Clydesdale Acquisition Holdings, Inc.(b),(p)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.250% 04/01/2032	6.923%	425,008	420,303
Restaurants 0.2%
1011778 BC ULC(b),(p)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 09/20/2030	5.423%	749,602	748,349
KFC Holding Co./Yum! Brands(b),(p)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	5.529%	325,798	326,307
Total			1,074,656
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
31

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Retailers 0.1%
Great Outdoors Group LLC(b),(p)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	6.923%		935,550	933,211
Technology 0.3%
CACI International, Inc.(b),(p)
Tranche B Term Loan
1-month Term SOFR + 1.750% 10/30/2031	5.423%		609,036	608,275
Clearwater Analytics LLC(b),(p)
Term Loan
1-month Term SOFR + 2.000% 04/21/2032	5.677%		428,925	428,209
Cloud Software Group, Inc.(b),(p)
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 03/21/2031	6.922%		509,863	472,388
Kaseya, Inc.(b),(p)
1st Lien Term Loan
1-month Term SOFR + 3.000% 03/22/2032	6.673%		382,112	344,719
Total				1,853,591
Total Senior Loans (Cost $15,670,172)				15,552,179

Treasury Bills(g) 0.4%
Issuer	Yield		Principal Amount ($)	Value ($)
Japan 0.2%
Japan Government Two Year Bond
12/01/2026	0.970%	JPY	207,800,000	1,326,928
Treasury Bills(g) (continued)
Issuer	Yield		Principal Amount ($)	Value ($)
Turkey 0.2%
Turkiye Government Bond
08/12/2026	35.530%	TRY	47,285,000	1,090,612
Total Treasury Bills (Cost $2,429,810)				2,417,540

U.S. Treasury Obligations 1.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
U.S. Treasury
01/31/2027	1.500%		2,000	1,963
05/15/2032	2.875%		220,000	210,427
08/15/2032	2.750%		1,335,000	1,263,765
02/15/2033	3.500%		1,320,000	1,301,850
08/15/2035	4.250%		400,000	409,938
02/15/2042	2.375%		175,000	133,082
11/15/2042	2.750%		590,000	468,221
02/15/2049	3.000%		2,760,000	2,110,106
08/15/2052	3.000%		95,000	70,745
02/15/2056	4.875%		20,000	20,381
Total U.S. Treasury Obligations (Cost $6,274,196)				5,990,478

Money Market Funds 40.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(r),(s)	253,125,361	253,074,736
Total Money Market Funds (Cost $253,052,045)		253,074,736
Total Investments in Securities (Cost: $618,909,801)		624,226,089
Other Assets & Liabilities, Net		(2,924,044)
Net Assets		621,302,045
At February 28, 2026, securities and/or cash totaling $18,045,167 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
892,315 USD	1,498,838 NZD	ANZ Securities	03/18/2026	7,347	—
97,440 EUR	114,986 USD	Barclays	03/04/2026	—	(155)
3,206,712 AUD	2,182,276 USD	Barclays	03/18/2026	—	(99,636)
1,036,105 CAD	751,006 USD	Barclays	03/18/2026	—	(9,073)
2,228,002 EUR	2,609,896 USD	Barclays	03/18/2026	—	(24,927)
1,562,867 NZD	917,451 USD	Barclays	03/18/2026	—	(20,644)
2,618,665 SGD	2,046,000 USD	Barclays	03/18/2026	—	(26,757)
1,072,008 USD	1,529,725 AUD	Barclays	03/18/2026	16,552	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
32
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
831,856 USD	1,134,815 CAD	Barclays	03/18/2026	635	—
4,342,623 USD	3,699,530 EUR	Barclays	03/18/2026	32,422	—
474,079 USD	786,116 NZD	Barclays	03/18/2026	—	(2,221)
768,100 USD	118,295,020 JPY	BNY Capital Markets	03/24/2026	—	(9,180)
64,280 USD	92,632 AUD	CIBC	03/18/2026	1,637	—
158,873 AUD	106,419 USD	Citadel Securities LLC	04/01/2026	—	(6,629)
4,570,458 CAD	3,304,372 USD	Citi	03/18/2026	—	(48,483)
60,911,239 JPY	399,415 USD	Citi	03/18/2026	8,848	—
12,408,077 NOK	1,294,317 USD	Citi	03/18/2026	—	(10,536)
976,880 NZD	586,617 USD	Citi	03/18/2026	254	—
1,915,278 NZD	1,104,229 USD	Citi	03/18/2026	—	(45,398)
1,664,160 USD	2,386,034 AUD	Citi	03/18/2026	33,754	—
974,081 USD	838,124 EUR	Citi	03/18/2026	17,080	—
320,495 USD	49,346,102 JPY	Citi	03/18/2026	—	(4,085)
2,268,389 USD	3,840,212 NZD	Citi	03/18/2026	36,660	—
768,100 USD	118,541,372 JPY	Citi	03/24/2026	—	(7,600)
130,793 AUD	88,098 USD	Citi	04/01/2026	—	(4,969)
278,159 EUR	331,723 USD	Citi	04/01/2026	2,516	—
204,033 EUR	240,644 USD	Citi	04/01/2026	—	(834)
251,129 GBP	346,852 USD	Citi	04/01/2026	8,387	—
513,256 GBP	693,728 USD	Citi	04/01/2026	1,974	—
49,044 USD	70,464 AUD	Citi	04/01/2026	1,096	—
39,317 USD	33,297 EUR	Citi	04/01/2026	91	—
527,783 BRL	100,000 USD	Deutsche Bank	03/03/2026	—	(2,952)
100,000 USD	515,773 BRL	Deutsche Bank	03/03/2026	609	—
399,999 USD	575,033,376 KRW	Deutsche Bank	03/03/2026	—	(254)
86,762,600 CLP	100,000 USD	Deutsche Bank	03/04/2026	584	—
257,657,221 INR	2,800,006 USD	Deutsche Bank	03/04/2026	—	(31,823)
1,740,478,399 KRW	1,200,003 USD	Deutsche Bank	03/04/2026	—	(9,914)
1,599,997 USD	146,851,494 INR	Deutsche Bank	03/04/2026	14,001	—
299,999 USD	436,141,328 KRW	Deutsche Bank	03/04/2026	3,190	—
499,999 USD	15,824,599 TWD	Deutsche Bank	03/04/2026	6,954	—
729,254,899 COP	200,000 USD	Deutsche Bank	03/05/2026	5,744	—
1,157,976,066 KRW	800,002 USD	Deutsche Bank	03/05/2026	—	(4,972)
2,399,995 USD	216,913,658 INR	Deutsche Bank	03/05/2026	—	(16,226)
200,000 USD	18,116,394 INR	Deutsche Bank	03/06/2026	—	(932)
293,465,237 KRW	200,000 USD	Deutsche Bank	03/10/2026	—	(3,994)
99,865,143 INR	1,100,002 USD	Deutsche Bank	03/11/2026	3,255	—
3,163,420 TWD	100,000 USD	Deutsche Bank	03/11/2026	—	(1,249)
100,000 USD	9,075,562 INR	Deutsche Bank	03/11/2026	—	(329)
499,999 USD	731,393,377 KRW	Deutsche Bank	03/11/2026	8,405	—
85,818,598 CLP	100,000 USD	Deutsche Bank	03/12/2026	1,669	—
126,910,223 INR	1,400,003 USD	Deutsche Bank	03/12/2026	6,391	—
1,199,998 USD	108,882,114 INR	Deutsche Bank	03/12/2026	—	(4,354)
799,998 USD	1,164,400,483 KRW	Deutsche Bank	03/12/2026	9,389	—
100,000 USD	3,154,267 TWD	Deutsche Bank	03/12/2026	943	—
3,143,015 TWD	100,000 USD	Deutsche Bank	03/13/2026	—	(569)
27,227,856 INR	300,001 USD	Deutsche Bank	03/17/2026	1,172	—
299,999 USD	259,897,070 CLP	Deutsche Bank	03/23/2026	—	(2,221)
200,000 USD	743,077,068 COP	Deutsche Bank	03/24/2026	—	(3,109)
100,000 USD	373,339,529 COP	Deutsche Bank	03/26/2026	—	(1,132)
100,000 USD	142,617,600 KRW	Deutsche Bank	04/03/2026	—	(881)
759,137,978 COP	200,000 USD	Deutsche Bank	04/06/2026	—	(458)
277,497 EUR	331,594 USD	Goldman Sachs	03/18/2026	3,428	—
31,933,819 MXN	1,731,005 USD	Goldman Sachs	03/18/2026	—	(120,519)
831,856 USD	1,135,011 CAD	Goldman Sachs	03/18/2026	779	—
2,717,320 USD	2,282,775 EUR	Goldman Sachs	03/18/2026	—	(17,721)
132,318 AUD	88,358 USD	Goldman Sachs	04/01/2026	—	(5,795)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
33

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,223,003 AUD	1,492,151 USD	Goldman Sachs	04/01/2026	—	(89,656)
2,765,400 EUR	3,255,737 USD	Goldman Sachs	04/01/2026	—	(17,179)
494,493 EUR	592,958 USD	HSBC	03/18/2026	8,172	—
862,033 USD	1,226,483 AUD	HSBC	03/18/2026	10,738	—
949,380 USD	803,772 EUR	HSBC	03/18/2026	1,157	—
440,545 USD	766,111 NZD	HSBC	03/18/2026	19,306	—
1,156,436 USD	1,478,608 SGD	HSBC	03/18/2026	13,929	—
17,272,792 NOK	1,534,250 EUR	HSBC	03/24/2026	—	(1,361)
513,942 BRL	100,000 USD	JPMorgan	03/03/2026	—	(252)
1,318,919,663 KRW	900,002 USD	JPMorgan	03/03/2026	—	(16,870)
100,000 USD	522,008 BRL	JPMorgan	03/03/2026	1,825	—
500,000 USD	717,252,021 KRW	JPMorgan	03/03/2026	—	(1,389)
347,201,217 CLP	400,000 USD	JPMorgan	03/04/2026	2,164	—
740,199,557 COP	200,000 USD	JPMorgan	03/04/2026	2,774	—
4,952,335,620 KRW	3,400,000 USD	JPMorgan	03/04/2026	—	(42,680)
15,737,074 TWD	500,001 USD	JPMorgan	03/04/2026	—	(4,148)
500,000 USD	434,115,000 CLP	JPMorgan	03/04/2026	—	(2,574)
200,000 USD	730,686,000 COP	JPMorgan	03/04/2026	—	(5,308)
300,000 USD	27,624,348 INR	JPMorgan	03/04/2026	3,610	—
899,998 USD	81,619,583 INR	JPMorgan	03/04/2026	—	(2,943)
4,299,991 USD	6,237,688,737 KRW	JPMorgan	03/04/2026	36,220	—
216,782,545 INR	2,400,000 USD	JPMorgan	03/05/2026	17,672	—
6,316,400 TWD	200,000 USD	JPMorgan	03/05/2026	—	(2,324)
200,000 USD	739,784,444 COP	JPMorgan	03/05/2026	—	(2,938)
799,998 USD	1,159,187,041 KRW	JPMorgan	03/05/2026	5,818	—
200,000 USD	6,294,471 TWD	JPMorgan	03/05/2026	1,622	—
18,139,960 INR	200,000 USD	JPMorgan	03/06/2026	673	—
852,609,723 KRW	600,001 USD	JPMorgan	03/09/2026	7,327	—
600,000 USD	876,723,492 KRW	JPMorgan	03/09/2026	9,437	—
200,000 USD	287,526,761 KRW	JPMorgan	03/10/2026	—	(133)
308,364,326 INR	3,400,000 USD	JPMorgan	03/11/2026	13,455	—
4,399,991 USD	400,304,454 INR	JPMorgan	03/11/2026	—	(3,733)
900,000 USD	1,318,551,237 KRW	JPMorgan	03/11/2026	16,547	—
100,000 USD	86,789,570 CLP	JPMorgan	03/12/2026	—	(556)
200,000 USD	18,194,053 INR	JPMorgan	03/12/2026	—	(209)
1,228,692 AUD	829,533 USD	JPMorgan	03/18/2026	—	(44,810)
1,227,707 EUR	1,467,379 USD	JPMorgan	03/18/2026	15,499	—
1,001,403 EUR	1,177,255 USD	JPMorgan	03/18/2026	—	(7,000)
2,499,507 GBP	3,326,077 USD	JPMorgan	03/18/2026	—	(42,546)
5,873,182 NOK	584,381 USD	JPMorgan	03/18/2026	—	(33,252)
636,631 USD	910,551 AUD	JPMorgan	03/18/2026	11,322	—
813,051 USD	1,110,904 CAD	JPMorgan	03/18/2026	1,900	—
1,566,232 USD	1,335,434 EUR	JPMorgan	03/18/2026	13,046	—
328,158 USD	245,000 GBP	JPMorgan	03/18/2026	2,032	—
505,817 USD	8,864,987 MXN	JPMorgan	03/18/2026	8,175	—
755,000 USD	7,313,609 NOK	JPMorgan	03/18/2026	14,111	—
260,521,283 CLP	300,001 USD	JPMorgan	03/23/2026	1,507	—
54,471,660 INR	600,000 USD	JPMorgan	03/23/2026	2,561	—
6,233,486,185 KRW	4,300,000 USD	JPMorgan	03/23/2026	—	(32,522)
767,500 AUD	911,592 NZD	JPMorgan	03/24/2026	1,173	—
86,795,000 CLP	100,000 USD	JPMorgan	03/24/2026	555	—
742,210,000 COP	200,000 USD	JPMorgan	03/24/2026	3,339	—
143,158,370 JPY	921,720 USD	JPMorgan	03/24/2026	3,290	—
1,158,464,000 KRW	800,000 USD	JPMorgan	03/24/2026	—	(5,171)
400,000 USD	347,418,000 CLP	JPMorgan	03/24/2026	—	(1,945)
200,000 USD	742,678,000 COP	JPMorgan	03/24/2026	—	(3,215)
6,292,460 TWD	200,000 USD	JPMorgan	03/25/2026	—	(1,025)
500,000 USD	15,730,000 TWD	JPMorgan	03/25/2026	2,526	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
34
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
400,754,552 INR	4,400,000 USD	JPMorgan	03/30/2026	7,930	—
5,589,295 CAD	5,800,000 AUD	JPMorgan	03/31/2026	24,484	—
3,629,929 CAD	2,250,000 EUR	JPMorgan	03/31/2026	—	(1,625)
100,000 CAD	73,414 USD	JPMorgan	03/31/2026	13	—
1,200,000 CAD	879,245 USD	JPMorgan	03/31/2026	—	(1,567)
227,740 CHF	250,000 EUR	JPMorgan	03/31/2026	—	(1,395)
130,311 CHF	125,000 GBP	JPMorgan	03/31/2026	—	(1,617)
375,000 CHF	486,549 USD	JPMorgan	03/31/2026	—	(2,922)
6,153,957 CNH	900,000 USD	JPMorgan	03/31/2026	1,135	—
4,126,487 CNH	600,000 USD	JPMorgan	03/31/2026	—	(2,727)
2,375,000 EUR	3,978,085 AUD	JPMorgan	03/31/2026	19,959	—
5,375,000 EUR	4,902,475 CHF	JPMorgan	03/31/2026	37,902	—
500,000 EUR	436,596 GBP	JPMorgan	03/31/2026	—	(3,297)
600,000 EUR	229,090,260 HUF	JPMorgan	03/31/2026	6,856	—
200,000 EUR	75,302,294 HUF	JPMorgan	03/31/2026	—	(1,035)
200,000 EUR	36,582,524 JPY	JPMorgan	03/31/2026	—	(1,850)
3,250,000 EUR	36,733,560 NOK	JPMorgan	03/31/2026	16,415	—
1,100,000 EUR	4,645,561 PLN	JPMorgan	03/31/2026	—	(1,774)
3,375,000 EUR	35,687,044 SEK	JPMorgan	03/31/2026	—	(34,247)
625,000 EUR	742,585 USD	JPMorgan	03/31/2026	2,925	—
375,000 EUR	441,321 USD	JPMorgan	03/31/2026	—	(2,475)
2,000,000 GBP	3,834,871 AUD	JPMorgan	03/31/2026	33,221	—
625,000 GBP	653,376 CHF	JPMorgan	03/31/2026	10,465	—
3,406,395 GBP	3,900,000 EUR	JPMorgan	03/31/2026	24,442	—
375,000 GBP	78,844,883 JPY	JPMorgan	03/31/2026	729	—
250,000 GBP	51,848,830 JPY	JPMorgan	03/31/2026	—	(4,100)
625,000 GBP	846,970 USD	JPMorgan	03/31/2026	4,613	—
250,000 GBP	336,065 USD	JPMorgan	03/31/2026	—	(878)
76,282,280 HUF	200,000 EUR	JPMorgan	03/31/2026	—	(2,032)
347,110,060 JPY	3,200,000 AUD	JPMorgan	03/31/2026	48,743	—
202,432,500 JPY	1,800,000 CAD	JPMorgan	03/31/2026	21,706	—
199,626,193 JPY	1,000,000 CHF	JPMorgan	03/31/2026	23,759	—
454,948,472 JPY	2,500,000 EUR	JPMorgan	03/31/2026	38,108	—
468,663,406 JPY	2,250,000 GBP	JPMorgan	03/31/2026	23,908	—
105,229,487 JPY	500,000 GBP	JPMorgan	03/31/2026	—	(1,633)
222,072,000 JPY	2,400,000 NZD	JPMorgan	03/31/2026	15,799	—
450,000,000 JPY	2,945,442 USD	JPMorgan	03/31/2026	56,674	—
23,500,000 NOK	21,974,638 SEK	JPMorgan	03/31/2026	—	(32,741)
7,506,375 NZD	6,400,000 AUD	JPMorgan	03/31/2026	45,859	—
300,000 NZD	180,411 USD	JPMorgan	03/31/2026	238	—
422,468 PLN	100,000 EUR	JPMorgan	03/31/2026	121	—
356,882 PLN	100,000 USD	JPMorgan	03/31/2026	129	—
4,341,168 USD	6,100,000 AUD	JPMorgan	03/31/2026	—	(615)
584,864 USD	800,000 CAD	JPMorgan	03/31/2026	2,344	—
3,533,358 USD	4,800,000 CAD	JPMorgan	03/31/2026	—	(10,110)
3,097,274 USD	2,375,000 CHF	JPMorgan	03/31/2026	2,709	—
653,176 USD	500,000 CHF	JPMorgan	03/31/2026	—	(548)
9,500,000 USD	65,356,389 CNH	JPMorgan	03/31/2026	46,148	—
1,329,653 USD	1,125,000 EUR	JPMorgan	03/31/2026	1,737	—
3,572,087 USD	3,000,000 EUR	JPMorgan	03/31/2026	—	(21,715)
5,785,230 USD	4,250,000 GBP	JPMorgan	03/31/2026	—	(57,202)
2,500,000 USD	803,715,170 HUF	JPMorgan	03/31/2026	15,202	—
600,000 USD	191,655,600 HUF	JPMorgan	03/31/2026	—	(220)
1,700,000 USD	5,248,062 ILS	JPMorgan	03/31/2026	—	(24,195)
406,755 USD	62,500,000 JPY	JPMorgan	03/31/2026	—	(5,537)
4,795,884 USD	82,500,000 MXN	JPMorgan	03/31/2026	—	(18,623)
2,000,000 USD	18,985,217 NOK	JPMorgan	03/31/2026	—	(3,643)
119,880 USD	200,000 NZD	JPMorgan	03/31/2026	235	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
35

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,304,336 USD	3,800,000 NZD	JPMorgan	03/31/2026	—	(22,140)
2,000,000 USD	7,156,937 PLN	JPMorgan	03/31/2026	2,820	—
2,800,000 USD	9,935,131 PLN	JPMorgan	03/31/2026	—	(19,721)
2,100,000 USD	18,650,018 SEK	JPMorgan	03/31/2026	—	(30,548)
5,600,000 USD	7,046,374 SGD	JPMorgan	03/31/2026	—	(16,737)
1,500,000 USD	67,684,182 TRY	JPMorgan	03/31/2026	4,743	—
3,300,000 USD	52,759,158 ZAR	JPMorgan	03/31/2026	5,581	—
1,100,000 USD	17,521,499 ZAR	JPMorgan	03/31/2026	—	(2,205)
1,595,501 ZAR	100,000 USD	JPMorgan	03/31/2026	35	—
3,201,115 ZAR	200,000 USD	JPMorgan	03/31/2026	—	(563)
100,000 EUR	118,721 USD	JPMorgan	04/01/2026	369	—
105,623 EUR	123,831 USD	JPMorgan	04/01/2026	—	(1,176)
150,000 GBP	205,638 USD	JPMorgan	04/01/2026	3,471	—
131,675 GBP	176,103 USD	JPMorgan	04/01/2026	—	(1,366)
100,000 USD	518,047 BRL	JPMorgan	04/02/2026	224	—
600,000 USD	851,958,000 KRW	JPMorgan	04/03/2026	—	(7,894)
18,239,378 INR	200,000 USD	JPMorgan	04/06/2026	222	—
287,312,000 KRW	200,000 USD	JPMorgan	04/06/2026	304	—
707,637 EUR	853,773 USD	Morgan Stanley	03/18/2026	16,925	—
7,266 EUR	8,488 USD	Morgan Stanley	03/18/2026	—	(104)
3,732,422 NOK	393,105 USD	Morgan Stanley	03/18/2026	598	—
1,915,278 NZD	1,103,668 USD	Morgan Stanley	03/18/2026	—	(45,959)
2,372,336 USD	3,501,190 AUD	Morgan Stanley	03/18/2026	119,128	—
755,000 USD	7,327,468 NOK	Morgan Stanley	03/18/2026	15,568	—
335,009,519 JPY	2,150,680 USD	Morgan Stanley	03/24/2026	1,431	—
1,649,290 AUD	1,139,734 USD	Royal Bank of Canada	03/18/2026	—	(33,909)
945,221 EUR	1,126,284 USD	Royal Bank of Canada	03/18/2026	8,470	—
5,662,040 NOK	576,033 USD	Royal Bank of Canada	03/18/2026	—	(19,397)
609,762 NZD	369,061 USD	Royal Bank of Canada	03/18/2026	3,057	—
752,378 USD	1,074,450 AUD	Royal Bank of Canada	03/18/2026	12,206	—
2,392,473 USD	3,323,832 CAD	Royal Bank of Canada	03/18/2026	45,865	—
52,825 USD	44,773 EUR	Royal Bank of Canada	03/18/2026	123	—
1,041,596 USD	873,666 EUR	Royal Bank of Canada	03/18/2026	—	(8,404)
119,160,538 JPY	768,100 USD	Royal Bank of Canada	03/24/2026	3,627	—
768,100 USD	119,124,614 JPY	Royal Bank of Canada	03/24/2026	—	(3,858)
1,670,414 AUD	1,122,894 USD	Standard Chartered	03/18/2026	—	(65,781)
4,245,939 EUR	4,973,319 USD	Standard Chartered	03/18/2026	—	(47,907)
7,360,757 NOK	746,943 USD	Standard Chartered	03/18/2026	—	(27,126)
971,528 USD	1,375,147 AUD	Standard Chartered	03/18/2026	7,034	—
2,568,053 USD	2,185,282 EUR	Standard Chartered	03/18/2026	16,252	—
751,922 USD	556,217 GBP	Standard Chartered	03/18/2026	—	(2,301)
922,589 USD	9,091,332 NOK	Standard Chartered	03/18/2026	33,470	—
889,567 USD	1,142,186 SGD	Standard Chartered	03/18/2026	14,510	—
8,632,530 NOK	768,125 EUR	Standard Chartered	03/24/2026	909	—
768,100 USD	120,170,858 JPY	Standard Chartered	03/24/2026	2,854	—
1,013,284 EUR	1,192,864 USD	State Street	03/18/2026	—	(5,441)
7,683,503 MXN	418,037 USD	State Street	03/18/2026	—	(27,453)
975,011 USD	838,124 EUR	State Street	03/18/2026	16,151	—
751,253 USD	556,217 GBP	State Street	03/18/2026	—	(1,631)
507,859 USD	8,864,987 MXN	State Street	03/18/2026	6,133	—
741,278 USD	7,336,877 NOK	State Street	03/18/2026	30,280	—
768,100 USD	119,306,945 JPY	State Street	03/24/2026	—	(2,688)
5,245,606 AUD	3,545,863 USD	UBS	03/18/2026	—	(186,936)
1,124,213 CAD	822,185 USD	UBS	03/18/2026	—	(2,529)
4,158,959 EUR	4,873,942 USD	UBS	03/18/2026	—	(44,422)
13,651,132 NOK	1,365,396 USD	UBS	03/18/2026	—	(70,179)
570,235 USD	821,317 AUD	UBS	03/18/2026	14,218	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
36
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,902,593 USD	2,482,466 EUR	UBS	03/18/2026	33,159	—
521,074 USD	5,057,644 NOK	UBS	03/18/2026	10,796	—
Total				1,454,289	(1,854,968)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Aluminum	2	05/2026	USD	156,751	3,643	—
3-Month Aluminum	3	05/2026	USD	235,243	859	—
3-Month Aluminum	1	05/2026	USD	78,399	1,179	—
3-Month Aluminum	1	05/2026	USD	78,394	2,122	—
3-Month Aluminum	2	05/2026	USD	157,098	2,398	—
3-Month Aluminum	2	05/2026	USD	156,977	2,355	—
3-Month Copper	1	05/2026	USD	333,549	4,627	—
3-Month Copper	1	05/2026	USD	333,575	11,794	—
3-Month CORRA	34	09/2026	CAD	8,313,000	4,491	—
3-Month CORRA	5	09/2026	CAD	1,222,500	—	(56)
3-Month Euro Euribor	9	09/2026	EUR	2,205,113	—	(1,652)
3-Month Euro Euribor	32	12/2026	EUR	7,842,000	9,525	—
3-Month Euro Euribor	81	03/2027	EUR	19,847,025	7,223	—
3-Month Euro Euribor	32	03/2028	EUR	7,828,800	8,951	—
3-Month Euro Euribor	14	06/2028	EUR	3,423,350	4,110	—
3-Month Euro Euribor	17	06/2029	EUR	4,149,063	3,918	—
3-Month Lead	1	05/2026	USD	49,063	—	(504)
3-Month SONIA	16	09/2026	GBP	3,866,000	783	—
3-Month Zinc	10	05/2026	USD	829,150	—	(11,126)
Australian Dollar	130	03/2026	USD	9,248,200	515,157	—
Australian Dollar	5	03/2026	USD	355,700	4,442	—
Brazilian Real	83	03/2026	USD	1,603,560	11,597	—
Brazilian Real	3	03/2026	USD	57,960	—	(4)
Brent Crude	36	03/2026	USD	2,623,320	117,540	—
Brent Crude	7	03/2026	USD	510,090	29,883	—
Brent Crude	4	03/2026	USD	291,480	7,766	—
Brent Crude	7	04/2026	USD	506,030	36,313	—
Brent Crude	5	05/2026	USD	358,050	11,605	—
Brent Crude	7	10/2026	USD	480,480	16,723	—
British Pound	2	03/2026	USD	168,500	—	(2,103)
British Pound	60	03/2026	USD	5,055,000	—	(20,099)
CAC40 Index	16	03/2026	EUR	1,374,960	32,060	—
CAC40 Index	10	03/2026	EUR	859,350	24,530	—
CAC40 Index	1	03/2026	EUR	85,935	—	(391)
Canadian Dollar	9	03/2026	USD	660,645	1,772	—
Canadian Dollar	50	03/2026	USD	3,670,250	—	(18,508)
Canadian Government 10-Year Bond	119	06/2026	CAD	14,617,960	43,405	—
Canadian Government 10-Year Bond	44	06/2026	CAD	5,404,960	19,590	—
Canadian Government 5-Year Bond	1	06/2026	CAD	115,320	306	—
Canola	16	05/2026	CAD	220,064	—	(427)
Canola	10	07/2026	CAD	139,700	—	(11)
Class III Milk	2	04/2026	USD	69,080	1,736	—
Cocoa	2	05/2026	GBP	41,140	—	(2,482)
Copper	6	05/2026	USD	908,925	35,633	—
Copper	1	05/2026	USD	151,488	—	(1,744)
Copper	2	06/2026	USD	668,458	11,864	—
Copper	2	07/2026	USD	305,900	9,471	—
Crude Oil E-mini	2	03/2026	USD	67,020	1,242	—
Crude Palm Oil	1	07/2026	MYR	101,075	—	(87)
DAX Index	3	03/2026	EUR	1,901,025	49,897	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
37

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	1	03/2026	EUR	633,675	—	(6,383)
DAX Index Mini	1	03/2026	EUR	126,735	5,920	—
DJIA Index E-mini	10	03/2026	USD	2,450,000	51,089	—
DJIA Index E-mini	4	03/2026	USD	980,000	—	(3,756)
Energy Select Sector Index E-mini	1	03/2026	USD	117,200	15,269	—
Euro FX	37	03/2026	USD	5,470,450	24,223	—
Euro FX	1	03/2026	USD	147,850	—	(971)
Euro FX	11	03/2026	USD	1,626,350	—	(16,629)
Euro FX E-mini	2	03/2026	USD	147,850	1,686	—
Euro FX Micro E-mini	3	03/2026	USD	44,355	361	—
Euro STOXX 50 Index	27	03/2026	EUR	1,661,310	96,382	—
Euro STOXX 50 Index	32	03/2026	EUR	1,968,960	55,551	—
Euro STOXX Banks Index	23	03/2026	EUR	309,580	—	(7,214)
Euro-Bobl	24	03/2026	EUR	2,819,040	8,277	—
Euro-BTP	90	03/2026	EUR	11,056,500	112,173	—
Euro-BTP	40	03/2026	EUR	4,914,000	51,981	—
Euro-Bund	14	03/2026	EUR	1,823,220	25,757	—
Euro-Bund	17	03/2026	EUR	2,213,910	12,968	—
Euro-OAT	84	03/2026	EUR	10,409,280	104,260	—
Euro-OAT	94	03/2026	EUR	11,648,480	69,079	—
FTSE 100 Index	23	03/2026	GBP	2,508,380	268,324	—
FTSE 100 Index	20	03/2026	GBP	2,181,200	168,651	—
FTSE China A50 Index	44	03/2026	USD	644,248	—	(6,757)
FTSE China A50 Index	62	03/2026	USD	907,804	—	(7,271)
FTSE Taiwan Index	10	03/2026	USD	1,134,100	46,903	—
FTSE Taiwan Index	9	03/2026	USD	1,020,690	30,709	—
FTSE/JSE Top 40 Index	6	03/2026	ZAR	7,207,080	45,542	—
FTSE/JSE Top 40 Index	7	03/2026	ZAR	8,408,260	37,289	—
FTSE/MIB Index	6	03/2026	EUR	1,418,130	80,403	—
FTSE/MIB Index	4	03/2026	EUR	945,420	75,213	—
FTSE/MIB Index Mini	2	03/2026	EUR	94,542	6,860	—
Gas Oil	20	04/2026	USD	1,486,000	80,660	—
Gas Oil	5	04/2026	USD	371,500	14,420	—
Gas Oil	2	05/2026	USD	145,500	11,798	—
Gas Oil	5	06/2026	USD	357,000	38,920	—
Gas Oil	5	07/2026	USD	352,250	29,995	—
Gold	1	12/2026	JPY	26,814,000	9,532	—
Gold 100 oz.	3	04/2026	USD	1,574,370	74,409	—
Gold 100 oz.	2	04/2026	USD	1,049,580	22,107	—
Gold E-micro	1	04/2026	USD	52,479	3,252	—
Hard Red Winter Wheat	16	05/2026	USD	464,400	4,963	—
Hard Red Winter Wheat	2	07/2026	USD	59,350	1,758	—
Health Care Select Sector Index E-mini	1	03/2026	USD	161,790	3,399	—
IBEX 35 Index	6	03/2026	EUR	1,104,672	34,069	—
IBEX 35 Index	5	03/2026	EUR	920,560	15,936	—
IBEX 35 Index Mini	3	03/2026	EUR	55,234	835	—
IFSC Nifty 50 Index	1	03/2026	USD	50,570	—	(658)
IFSC Nifty 50 Index	5	03/2026	USD	252,850	—	(3,291)
KLCI Index	9	03/2026	MYR	761,850	—	(3,896)
KOSPI 200 Index Mini	3	03/2026	KRW	140,670,000	16,547	—
Lean Hogs	1	04/2026	USD	38,290	1,680	—
Lean Hogs	3	04/2026	USD	114,870	—	(7)
Lean Hogs	9	04/2026	USD	344,610	—	(3,064)
Lean Hogs	19	06/2026	USD	832,580	12,458	—
Lean Hogs	9	07/2026	USD	402,030	9,310	—
Live Cattle	5	04/2026	USD	464,450	—	(4,661)
Live Cattle	13	04/2026	USD	1,207,570	—	(34,735)
Live Cattle	3	06/2026	USD	274,980	—	(1,277)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
38
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Live Cattle	2	08/2026	USD	182,240	—	(584)
Live Cattle	1	10/2026	USD	90,890	—	(362)
Long Gilt	25	06/2026	GBP	2,342,000	35,715	—
Long Gilt	9	06/2026	GBP	843,120	1,665	—
Mexican Peso	150	03/2026	USD	4,347,000	272,382	—
Mexican Peso	1	03/2026	USD	28,980	—	(37)
MSCI EAFE Index	37	03/2026	USD	5,855,435	549,766	—
MSCI EAFE Index	13	03/2026	USD	2,057,315	82,306	—
MSCI Emerging Markets Index	24	03/2026	USD	1,924,440	243,378	—
MSCI Emerging Markets Index	17	03/2026	USD	1,363,145	157,027	—
MSCI Singapore Index	34	03/2026	SGD	1,569,270	5,466	—
MSCI Singapore Index	13	03/2026	SGD	600,015	2,308	—
NASDAQ 100 Index E-mini	3	03/2026	USD	1,500,285	—	(56,987)
Natural Gas NBP	10	03/2026	GBP	235,710	—	(11,235)
New Zealand 3-Month Bill	3	06/2026	NZD	2,981,328	378	—
New Zealand Dollar	6	03/2026	USD	359,970	1,717	—
New Zealand Dollar	77	03/2026	USD	4,619,615	—	(30,818)
Nickel	6	06/2026	USD	644,310	—	(1,234)
Nikkei 225 Index	2	03/2026	JPY	118,200,000	109,874	—
Nikkei 225 Index	2	03/2026	JPY	118,200,000	107,363	—
Nikkei 225 Index	2	03/2026	JPY	59,080,000	53,731	—
Nikkei 225 Index Mini	18	03/2026	JPY	106,380,000	66,584	—
Norwegian Krone	25	03/2026	USD	5,260,000	140,528	—
NY Harbor ULSD Heat Oil	14	03/2026	USD	1,526,448	97,363	—
NY Harbor ULSD Heat Oil	5	03/2026	USD	545,160	27,993	—
NY Harbor ULSD Heat Oil	2	04/2026	USD	212,638	21,114	—
NY Harbor ULSD Heat Oil	3	05/2026	USD	313,299	29,168	—
NY Harbor ULSD Heat Oil	6	06/2026	USD	619,769	47,672	—
NY Harbor ULSD Heat Oil	3	11/2026	USD	302,891	27,732	—
OMXS30 Index	47	03/2026	SEK	15,163,375	54,534	—
Palladium	2	06/2026	USD	365,700	4,811	—
Palladium	3	06/2026	USD	548,550	—	(12,505)
Platinum	5	04/2026	USD	593,375	80,561	—
Platinum	1	04/2026	USD	118,675	5,953	—
Platinum	1	10/2026	JPY	5,853,500	5,447	—
Platinum	1	12/2026	JPY	5,887,500	1,536	—
Primary Aluminum	23	06/2026	USD	1,808,312	20,512	—
Rapeseed	21	04/2026	EUR	511,350	—	(4,451)
Rapeseed	2	07/2026	EUR	47,125	349	—
RBOB Gasoline	17	03/2026	USD	1,631,847	38,003	—
RBOB Gasoline	6	03/2026	USD	575,946	35,383	—
RBOB Gasoline	6	04/2026	USD	577,836	31,658	—
RBOB Gasoline	4	05/2026	USD	383,443	17,558	—
RBOB Gasoline	5	06/2026	USD	474,726	29,748	—
Real Estate Select Sector Index E-mini	3	03/2026	USD	161,325	858	—
Rubber	2	07/2026	JPY	3,719,000	1,385	—
Russell 2000 Index E-mini	7	03/2026	USD	922,145	7,310	—
Russell 2000 Index E-mini	5	03/2026	USD	658,675	—	(10,375)
S&P 500 Index E-mini	8	03/2026	USD	2,755,600	—	(7,006)
S&P 500 Index E-mini	12	03/2026	USD	4,133,400	—	(31,793)
S&P 500 Index Micro E-mini	2	03/2026	USD	68,890	—	(1,232)
S&P Mid 400 Index E-mini	5	03/2026	USD	1,788,950	77,272	—
S&P Mid 400 Index E-mini	4	03/2026	USD	1,431,160	59,539	—
S&P/TSX 60 Index	11	03/2026	CAD	4,337,300	188,775	—
S&P/TSX 60 Index	7	03/2026	CAD	2,760,100	88,034	—
SGX TSI Iron Ore China 62%	141	04/2026	USD	1,386,876	734	—
Short Term Euro-BTP	189	03/2026	EUR	20,360,970	64,211	—
Short Term Euro-BTP	66	03/2026	EUR	7,110,180	6,783	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
39

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Silver	1	05/2026	USD	466,455	80,870	—
Silver	1	05/2026	USD	466,455	2,753	—
South African Rand	147	03/2026	USD	4,615,800	326,771	—
Soybean	31	05/2026	USD	1,814,663	23,043	—
Soybean	21	07/2026	USD	1,241,888	19,153	—
Soybean	21	07/2026	USD	1,241,888	16,638	—
Soybean	27	11/2026	USD	1,523,138	13,090	—
Soybean Meal	17	05/2026	USD	544,850	10,762	—
Soybean Oil	14	05/2026	USD	519,540	29,573	—
Soybean Oil	38	07/2026	USD	1,411,092	72,535	—
Soybean Oil	14	07/2026	USD	519,876	44,699	—
Soybean Oil	12	12/2026	USD	430,056	32,619	—
SPI 200 Index	11	03/2026	AUD	2,521,750	71,893	—
SPI 200 Index	10	03/2026	AUD	2,292,500	54,488	—
STOXX 600 Insurance Index	1	03/2026	EUR	25,480	1,747	—
STOXX 600 Utilities Index	5	03/2026	EUR	143,025	22,274	—
STOXX Europe 600 Bank Index	4	03/2026	EUR	73,730	4,989	—
STOXX Europe 600 Index	66	03/2026	EUR	2,092,860	124,575	—
STOXX Europe 600 Index	28	03/2026	EUR	887,880	76,228	—
Swedish Krona	18	03/2026	USD	3,992,400	62,512	—
Swiss Franc	20	03/2026	USD	3,259,625	54,687	—
Thai SET50 Index	270	03/2026	THB	54,739,800	241,174	—
TOPIX Index	7	03/2026	JPY	276,815,000	227,692	—
TOPIX Index	5	03/2026	JPY	197,725,000	155,404	—
TOPIX Index Mini	18	03/2026	JPY	71,181,000	50,266	—
U.S. Long Bond	58	06/2026	USD	6,871,188	51,248	—
U.S. Long Bond	15	06/2026	USD	1,777,031	14,969	—
U.S. Treasury 10-Year Note	78	06/2026	USD	8,877,375	40,159	—
U.S. Treasury 10-Year Note	31	06/2026	USD	3,528,188	23,769	—
U.S. Treasury 2-Year Note	6	06/2026	USD	1,255,641	2,019	—
U.S. Treasury 5-Year Note	230	06/2026	USD	25,332,344	125,722	—
U.S. Treasury 5-Year Note	81	06/2026	USD	8,921,391	37,559	—
U.S. Treasury Ultra 10-Year Note	45	06/2026	USD	5,253,047	41,444	—
U.S. Treasury Ultra 10-Year Note	19	06/2026	USD	2,217,953	16,624	—
U.S. Treasury Ultra Bond	4	06/2026	USD	486,375	5,032	—
Utilities Select Sector Index E-mini	1	03/2026	USD	96,290	3,729	—
Volatility Index	6	04/2026	USD	126,907	—	(1,203)
Wheat	17	05/2026	USD	502,775	12,062	—
WIG 20 Index	35	03/2026	PLN	2,408,700	30,340	—
WTI Crude	3	03/2026	USD	201,060	13,157	—
WTI Crude	26	03/2026	USD	1,742,520	47,159	—
WTI Crude	10	03/2026	USD	670,200	29,713	—
WTI Crude	1	04/2026	USD	66,890	4,259	—
WTI Crude	7	04/2026	USD	468,230	31,258	—
WTI Crude	1	05/2026	USD	66,560	4,249	—
WTI Crude	4	05/2026	USD	266,240	16,993	—
WTI Crude	6	06/2026	USD	397,080	24,480	—
WTI Crude	8	11/2026	USD	509,840	17,956	—
Yen Denominated Nikkei 225 Index	7	03/2026	JPY	205,397,500	119,539	—
Zinc	9	06/2026	USD	747,394	—	(14,020)
Total					8,267,486	(343,606)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
40
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
1-Month SOFR	(10)	07/2026	USD	(4,021,363)	819	—
30-Day Fed Funds	(1)	01/2027	USD	(404,137)	—	(418)
3-Month Euro Euribor	(61)	06/2026	EUR	(14,940,425)	—	(171)
3-Month Lead	(2)	05/2026	USD	(97,422)	739	—
3-Month Lead	(9)	05/2026	USD	(439,151)	2,492	—
3-Month Lead	(2)	05/2026	USD	(97,631)	736	—
3-Month Lead	(1)	05/2026	USD	(48,837)	184	—
3-Month Lead	(1)	05/2026	USD	(48,880)	791	—
3-Month Lead	(3)	05/2026	USD	(146,673)	865	—
3-Month Lead	(1)	05/2026	USD	(48,913)	—	(4)
3-Month Lead	(1)	05/2026	USD	(48,999)	—	(15)
3-Month SOFR	(76)	09/2026	USD	(18,341,650)	7,716	—
3-Month SOFR	(8)	09/2026	USD	(1,930,700)	—	(420)
3-Month SOFR	(135)	03/2027	USD	(32,718,938)	—	(35,915)
90-Day AUD Bank Bill	(72)	06/2026	AUD	(71,260,260)	31,211	—
90-Day AUD Bank Bill	(14)	12/2026	AUD	(13,852,443)	6,787	—
90-Day AUD Bank Bill	(2)	03/2027	AUD	(1,979,065)	—	(88)
Australian 10-Year Bond	(50)	03/2026	AUD	(5,528,616)	—	(43,556)
Australian 10-Year Bond	(69)	03/2026	AUD	(7,629,490)	—	(70,589)
Australian 3-Year Bond	(38)	03/2026	AUD	(3,988,739)	427	—
Australian 3-Year Bond	(74)	03/2026	AUD	(7,767,545)	—	(3,791)
Australian 3-Year Bond	(169)	03/2026	AUD	(17,739,393)	—	(27,488)
Canadian Government 10-Year Bond	(5)	06/2026	CAD	(614,200)	—	(1,580)
Cocoa	(12)	05/2026	USD	(346,560)	69,947	—
Cocoa	(7)	05/2026	GBP	(143,990)	7,530	—
Cocoa	(3)	05/2026	USD	(86,640)	7,323	—
Cocoa	(2)	07/2026	USD	(58,840)	25,566	—
Cocoa	(2)	07/2026	GBP	(42,140)	13,464	—
Coffee	(3)	05/2026	USD	(315,844)	12,762	—
Coffee	(2)	05/2026	USD	(210,563)	—	(827)
Coffee	(2)	07/2026	USD	(206,925)	8,583	—
Corn	(47)	05/2026	USD	(1,053,975)	—	(26,138)
Corn	(40)	07/2026	USD	(912,000)	—	(3,127)
Corn	(38)	07/2026	USD	(866,400)	—	(14,526)
Corn	(36)	09/2026	USD	(820,350)	—	(18,805)
Corn	(39)	12/2026	USD	(915,525)	—	(11,637)
Cotton	(17)	05/2026	USD	(557,685)	—	(3,700)
Cotton	(29)	05/2026	USD	(951,345)	—	(17,863)
Cotton	(8)	07/2026	USD	(269,280)	—	(3,714)
Crude Palm Oil	(7)	04/2026	MYR	(705,250)	700	—
Crude Palm Oil	(12)	05/2026	MYR	(1,212,600)	1,143	—
Crude Palm Oil	(9)	06/2026	MYR	(910,350)	680	—
Euro-Bobl	(9)	03/2026	EUR	(1,057,140)	—	(6,569)
Euro-Bobl	(33)	03/2026	EUR	(3,876,180)	—	(18,176)
Euro-BTP	(18)	03/2026	EUR	(2,211,300)	—	(46,959)
Euro-Bund	(15)	03/2026	EUR	(1,953,450)	—	(12,453)
Euro-Bund	(12)	03/2026	EUR	(1,562,760)	—	(25,184)
Euro-Buxl 30-Year	(5)	03/2026	EUR	(569,300)	—	(22,876)
Euro-Buxl 30-Year	(15)	03/2026	EUR	(1,707,900)	—	(67,632)
Euro-OAT	(8)	03/2026	EUR	(991,360)	—	(13,315)
Euro-Schatz	(30)	03/2026	EUR	(3,210,900)	—	(10,739)
Euro-Schatz	(198)	03/2026	EUR	(21,191,940)	—	(41,941)
FCOJ-A	(1)	05/2026	USD	(27,225)	—	(77)
Hard Red Winter Wheat	(6)	07/2026	USD	(178,050)	—	(6,818)
ICE NYSE Fang + Index	(1)	03/2026	USD	(72,438)	4,105	—
Indian Rupee	(69)	03/2026	USD	(1,513,584)	4,899	—
Indian Rupee	(1)	03/2026	USD	(21,936)	69	—
Indian Rupee Standard	(1)	03/2026	USD	(54,810)	54	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
41

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Japanese 10-Year Government Bond	(14)	03/2026	JPY	(1,859,200,000)	—	(113,546)
Japanese Yen	(58)	03/2026	USD	(4,652,688)	15,932	—
Japanese Yen	(1)	03/2026	USD	(80,219)	436	—
Japanese Yen	(7)	03/2026	USD	(561,531)	—	(9,028)
Korea 3-Year Bond	(319)	03/2026	KRW	(33,667,260,000)	—	(101,434)
Long Gilt	(3)	06/2026	GBP	(281,040)	—	(5,628)
Lumber	(2)	05/2026	USD	(32,038)	346	—
Milling Wheat	(83)	05/2026	EUR	(836,225)	—	(44,767)
Milling Wheat	(34)	09/2026	EUR	(350,200)	—	(18,531)
Milling Wheat	(12)	12/2026	EUR	(127,050)	—	(6,960)
Natural Gas	(7)	03/2026	USD	(200,130)	9,188	—
Natural Gas	(7)	03/2026	USD	(200,130)	7,965	—
Natural Gas	(5)	04/2026	USD	(144,050)	4,892	—
Natural Gas	(1)	05/2026	USD	(30,630)	1,278	—
Natural Gas	(6)	09/2026	USD	(207,720)	15,670	—
Natural Gas E-mini	(7)	03/2026	USD	(50,033)	1,563	—
Robusta Coffee	(3)	05/2026	USD	(108,720)	4,126	—
Robusta Coffee	(4)	07/2026	USD	(142,080)	3,945	—
Robusta Coffee	(2)	07/2026	USD	(71,040)	—	(272)
Rough Rice	(3)	05/2026	USD	(64,470)	2,163	—
Rough Rice	(1)	05/2026	USD	(21,490)	—	(862)
SGX TSI Iron Ore China 62%	(4)	04/2026	USD	(39,344)	—	(122)
SGX USD/CNH FX	(2)	03/2026	CNH	(1,369,940)	2,576	—
South Korean Won	(3)	03/2026	USD	(52,073)	—	(936)
Soybean Meal	(23)	07/2026	USD	(742,440)	—	(10,701)
Sugar #11	(66)	04/2026	USD	(1,026,749)	—	(1,853)
Sugar #11	(34)	04/2026	USD	(528,931)	—	(9,506)
Sugar #11	(6)	06/2026	USD	(93,206)	1,061	—
Sugar #11	(11)	06/2026	USD	(170,878)	—	(3,384)
Sugar #11	(6)	09/2026	USD	(95,424)	927	—
Sugar #11	(8)	02/2027	USD	(133,414)	—	(2,706)
Technology Select Sector Index E-mini	(1)	03/2026	USD	(279,990)	3,769	—
U.S. Dollar Index	(6)	03/2026	USD	(585,390)	5,049	—
U.S. Dollar Index	(7)	03/2026	USD	(682,955)	—	(4,471)
U.S. Long Bond	(9)	06/2026	USD	(1,066,219)	—	(2,966)
U.S. Treasury 10-Year Note	(3)	06/2026	USD	(341,438)	—	(1,504)
U.S. Treasury 2-Year Note	(2)	06/2026	USD	(418,547)	—	(644)
U.S. Treasury 2-Year Note	(34)	06/2026	USD	(7,115,297)	—	(10,130)
U.S. Treasury Ultra 10-Year Note	(202)	06/2026	USD	(23,580,344)	—	(221,305)
U.S. Treasury Ultra Bond	(13)	06/2026	USD	(1,580,719)	—	(17,389)
U.S. Treasury Ultra Bond	(54)	06/2026	USD	(6,566,063)	—	(76,888)
Wheat	(11)	07/2026	USD	(329,313)	—	(21,079)
Wheat	(22)	07/2026	USD	(658,625)	—	(41,937)
Wheat	(4)	09/2026	USD	(121,950)	—	(9,209)
Wheat	(15)	12/2026	USD	(470,063)	—	(41,158)
White Sugar #5	(13)	04/2026	USD	(265,005)	6,965	—
White Sugar #5	(4)	07/2026	USD	(81,140)	1,585	—
White Sugar #5	(1)	07/2026	USD	(20,285)	—	(366)
Yuan Offshore Renminbi	(2)	03/2026	CNH	(1,370,900)	3,303	—
Total					302,331	(1,336,393)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
42
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2026, the total value of these securities amounted to $152,921,506, which represents 24.61% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2026.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2026.

(d)	Zero coupon bond.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2026.

(i)	Non-income producing investment.
(j)	Perpetual security with no specified maturity date.
(k)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2026, the total value of these securities amounted to $276,820, which represents 0.04% of total net assets.

(l)	Valuation based on significant unobservable inputs.
(m)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(n)	Principal and interest may not be guaranteed by a governmental entity.
(o)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At February 28, 2026, the total market value of these securities amounted to $276,312, which represents 0.04% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Abiomed, Inc., CVR	12/21/2022	15,541	—	24,866
Albireo Pharma, Inc., CVR	01/09/2023-01/23/2023	37,853	80,907	85,169
Concert Pharmaceuticals, Inc., CVR	01/19/2023-03/02/2023	173,147	63,478	51,944
Resolute Forest Products, Inc.	07/06/2022-12/29/2022	76,222	101,178	114,333
			245,563	276,312

(p)
The stated interest rate represents the weighted average interest rate at February 28, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(q)	Represents a security purchased on a forward commitment basis.
(r)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(s)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	147,484,225	240,829,669	(135,267,495)	28,337	253,074,736	(2,070)	2,701,894	253,125,361
Abbreviation Legend
BNY	Bank of New York
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
43

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Abbreviation Legend (continued)
CVR	Contingent Value Rights
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
MTA	Monthly Treasury Average
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
44
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Fair value measurements   (continued)
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	24,119,497	—	24,119,497
Commercial Mortgage-Backed Securities - Agency	—	1,215,866	—	1,215,866
Commercial Mortgage-Backed Securities - Non-Agency	—	29,165,493	—	29,165,493
Common Stocks
Health Care	—	33,496	—	33,496
Materials	—	66,205	—	66,205
Real Estate	—	298	—	298
Total Common Stocks	—	99,999	—	99,999
Convertible Bonds	—	2,985,911	—	2,985,911
Convertible Preferred Stocks
Industrials	—	1,198,703	—	1,198,703
Information Technology	—	1,047,602	—	1,047,602
Utilities	—	1,712,046	—	1,712,046
Total Convertible Preferred Stocks	—	3,958,351	—	3,958,351
Corporate Bonds & Notes	—	117,613,802	508	117,614,310
Foreign Government Obligations	—	39,022,110	—	39,022,110
Municipal Bonds	—	74,810	—	74,810
Preferred Stocks
Financials	4,591,955	—	—	4,591,955
Utilities	—	417,621	—	417,621
Total Preferred Stocks	4,591,955	417,621	—	5,009,576
Residential Mortgage-Backed Securities - Agency	—	58,911,811	—	58,911,811
Residential Mortgage-Backed Securities - Non-Agency	—	64,737,110	—	64,737,110
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
45

Consolidated Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Rights
Health Care	—	—	161,979	161,979
Materials	—	—	114,333	114,333
Total Rights	—	—	276,312	276,312
Senior Loans	—	15,552,179	—	15,552,179
Treasury Bills	—	2,417,540	—	2,417,540
U.S. Treasury Obligations	—	5,990,478	—	5,990,478
Money Market Funds	253,074,736	—	—	253,074,736
Total Investments in Securities	257,666,691	366,282,578	276,820	624,226,089
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,454,289	—	1,454,289
Futures Contracts	8,569,817	—	—	8,569,817
Liability
Forward Foreign Currency Exchange Contracts	—	(1,854,968)	—	(1,854,968)
Futures Contracts	(1,679,999)	—	—	(1,679,999)
Total	264,556,509	365,881,899	276,820	630,715,228
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
46
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $365,857,756)	$371,151,354
Affiliated issuers (cost $253,052,045)	253,074,736
Cash	32,103
Foreign currency (cost $970,854)	968,810
Cash collateral held at broker for:
Forward foreign currency exchange contracts	2,850,000
Margin deposits on:
Futures contracts	15,195,167
Unrealized appreciation on forward foreign currency exchange contracts	1,454,289
Receivable for:
Investments sold	2,911,322
Investments sold on a delayed delivery basis	1,692,928
Capital shares sold	368,580
Dividends	456,015
Interest	3,344,188
Foreign tax reclaims	36,715
Variation margin for futures contracts	1,434,690
Prepaid expenses	2,251
Deferred compensation of board members	143,846
Other assets	8,300
Total assets	655,125,294
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	1,854,968
Payable for:
Investments purchased	2,815,591
Investments purchased on a delayed delivery basis	27,422,273
Capital shares redeemed	419,949
Variation margin for futures contracts	1,010,586
Foreign capital gains taxes deferred	5,327
Management services fees	18,545
Transfer agent fees	41,775
Compensation of chief compliance officer	40
Compensation of board members	1,404
Other expenses	51,256
Deferred compensation of board members	181,535
Total liabilities	33,823,249
Net assets applicable to outstanding capital stock	$621,302,045
Represented by
Paid in capital	688,875,886
Total distributable earnings (loss)	(67,573,841)
Total - representing net assets applicable to outstanding capital stock	$621,302,045
Institutional Class
Net assets	$621,302,045
Shares outstanding	65,395,220
Net asset value per share	$9.50
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
47

Consolidated Statement of Operations
Six Months Ended February 28, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$174,129
Dividends — affiliated issuers	2,701,894
Interest	10,005,792
Interfund lending	112
Foreign taxes withheld	(52,858)
Total income	12,829,069
Expenses:
Management services fees	2,784,881
Transfer agent fees
Institutional Class	262,196
Custodian fees	40,684
Printing and postage fees	23,236
Registration fees	22,620
Accounting services fees	26,732
Legal fees	12,220
Compensation of chief compliance officer	40
Compensation of board members	8,048
Deferred compensation of board members	5,497
Other	9,476
Total expenses	3,195,630
Net investment income	9,633,439
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	958,094
Investments — affiliated issuers	(2,070)
Foreign currency translations	351,482
Forward foreign currency exchange contracts	5,276,492
Futures contracts	12,837,447
Net realized gain	19,421,445
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,357,525
Investments — affiliated issuers	28,337
Foreign currency translations	30,952
Forward foreign currency exchange contracts	(1,346,291)
Futures contracts	3,878,744
Foreign capital gains tax	7,963
Net change in unrealized appreciation (depreciation)	5,957,230
Net realized and unrealized gain	25,378,675
Net increase in net assets resulting from operations	$35,012,114
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
48
Multi-Manager Alternative Strategies Fund  | 2026

Consolidated Statement of Changes in Net Assets

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations
Net investment income	$9,633,439	$19,268,788
Net realized gain (loss)	19,421,445	(22,039,518)
Net change in unrealized appreciation (depreciation)	5,957,230	4,392,342
Net increase in net assets resulting from operations	35,012,114	1,621,612
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(15,721,526)	(10,000,535)
Total distributions to shareholders	(15,721,526)	(10,000,535)
Increase in net assets from capital stock activity	100,056,033	33,615,933
Total increase in net assets	119,346,621	25,237,010
Net assets at beginning of period	501,955,424	476,718,414
Net assets at end of period	$621,302,045	$501,955,424

	Six Months Ended		Year Ended
	February 28, 2026 (Unaudited)		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	13,819,833	130,283,679	13,169,569	119,721,156
Distributions reinvested	1,721,963	15,721,526	1,096,550	10,000,535
Shares redeemed	(4,926,528)	(45,949,172)	(10,587,782)	(96,105,758)
Net increase	10,615,268	100,056,033	3,678,337	33,615,933

Total net increase	10,615,268	100,056,033	3,678,337	33,615,933
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Multi-Manager Alternative Strategies Fund  | 2026
49

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Institutional Class	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Per share data
Net asset value, beginning of period	$9.16	$9.33	$9.19	$9.79	$9.68	$9.38
Income from investment operations:
Net investment income	0.18	0.37	0.38	0.26 (a)	0.05	0.02
Net realized and unrealized gain (loss)	0.45	(0.35)	0.00 (b)	(0.16)	0.20	0.36
Total from investment operations	0.63	0.02	0.38	0.10	0.25	0.38
Distributions to shareholders
Distributions from net investment income	(0.29)	(0.19)	(0.24)	(0.67)	(0.14)	(0.08)
Distributions from net realized gains	—	—	—	(0.03)	—	—
Total distributions to shareholders	(0.29)	(0.19)	(0.24)	(0.70)	(0.14)	(0.08)
Net asset value, end of period	$9.50	$9.16	$9.33	$9.19	$9.79	$9.68
Total return	7.06%	0.24%	4.18%	1.14%	2.60%	4.12%
Ratios to average net assets
Total gross expenses(c)	1.26%	1.28%(d)	1.30%(d)	1.31%(d),(e)	1.31%(d),(e)	1.36%(d),(e)
Total net expenses(c),(f)	1.26%	1.28%(d)	1.30%(d)	1.31%(d),(e)	1.31%(d),(e)	1.36%(d),(e)
Net investment income	3.80%	4.02%	4.15%	2.75%(a)	0.47%	0.23%
Supplemental data
Net assets, end of period (in thousands)	$621,302	$501,955	$476,718	$438,415	$534,369	$524,920
Portfolio turnover	74%	126%	141%	200%	171%	203%

Notes to Consolidated Financial Highlights
(a)	Includes income resulting from special dividends. The effect of these amounted to:

Class	Net investment income per share ($)	Net investment income ratio (%)
Year Ended 8/31/2023
Institutional Class	0.01	0.08

(b)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

(c)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, annualized expenses would have been lower by:

Class	2/28/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021
Institutional Class	—%	—%	—%	0.03%	0.04%	0.10%

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
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Notes to Consolidated Financial Statements
February 28, 2026 (Unaudited)
Note 1. Organization
Multi-Manager Alternative Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
ASGM Offshore Fund, Ltd. and ASMF Offshore Fund, Ltd. (each, a Subsidiary) are each a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. Each Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of each Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiaries, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiaries. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and each respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and each Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At February 28, 2026, each Subsidiary’s financial statement information is as follows:
	ASGM Offshore Fund, Ltd.	ASMF Offshore Fund, Ltd.
% of consolidated fund net assets	0.93%	2.40%
Net assets	$5,799,819	$14,895,222
Net investment income (loss)	53,085	163,225
Net realized gain (loss)	2,079,209	4,709,400
Net change in unrealized appreciation (depreciation)	623,231	(517,993)
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiaries on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates, and to group retirement plan recordkeeping platforms that have an agreement with (i) Columbia Management Investment Distributors, Inc. or an affiliate thereof that specifically authorizes the group retirement plan recordkeeper to offer and/or service Institutional 3 Class shares within such platform, provided also that Fund shares are held in an omnibus account and (ii) Wilshire Associates, appointed or serving as investment manager or consultant to the recordkeeper’s group retirement platform. The Fund does not currently offer Institutional 3 Class shares. The Fund offers the share class listed in the Consolidated Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
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Notes to Consolidated Financial Statements (continued)
February 28, 2026 (Unaudited)
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
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53

Notes to Consolidated Financial Statements (continued)
February 28, 2026 (Unaudited)
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With
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Notes to Consolidated Financial Statements (continued)
February 28, 2026 (Unaudited)
exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
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55

Notes to Consolidated Financial Statements (continued)
February 28, 2026 (Unaudited)
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
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Notes to Consolidated Financial Statements (continued)
February 28, 2026 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2026:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	4,207,715 *
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,454,289
Foreign exchange risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,450,153 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,001,054 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,910,895 *
Total		10,024,106

Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	148,213 *
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,854,968
Foreign exchange risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	103,604 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,003,002 *
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	425,180 *
Total		3,534,967

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended February 28, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Commodity-related investment risk	—	6,814,953	6,814,953
Equity risk	—	9,118,445	9,118,445
Foreign exchange risk	5,276,492	157,639	5,434,131
Interest rate risk	—	(3,253,590)	(3,253,590)
Total	5,276,492	12,837,447	18,113,939

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Commodity-related investment risk	—	110,945	110,945
Equity risk	—	2,555,260	2,555,260
Foreign exchange risk	(1,346,291)	1,195,921	(150,370)
Interest rate risk	—	16,618	16,618
Total	(1,346,291)	3,878,744	2,532,453
Multi-Manager Alternative Strategies Fund  | 2026
57

Notes to Consolidated Financial Statements (continued)
February 28, 2026 (Unaudited)
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended February 28, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	414,393,568
Futures contracts — short	389,077,291

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	2,033,074	(1,645,650)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Consolidated Portfolio of Investments with a corresponding payable for investments purchased on a delayed delivery basis. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
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Notes to Consolidated Financial Statements (continued)
February 28, 2026 (Unaudited)
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Consolidated Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Multi-Manager Alternative Strategies Fund  | 2026
59

Notes to Consolidated Financial Statements (continued)
February 28, 2026 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of February 28, 2026:
	ANZ Securities	Barclays	BNY Capital Markets	CIBC	Citadel Securities LLC	Citi(a)	Citi(a)	Deutsche Bank	Goldman Sachs(a)	Goldman Sachs(a)
Assets
Forward foreign currency exchange contracts	$7,347	49,609	-	1,637	-	14,064	96,596	62,306	-	4,207
Liabilities
Forward foreign currency exchange contracts	$-	183,413	9,180	-	6,629	5,803	116,102	85,369	112,630	138,240
Total financial and derivative net assets	7,347	(133,804)	(9,180)	1,637	(6,629)	8,261	(19,506)	(23,063)	(112,630)	(134,033)
Total collateral received (pledged) (b)	-	-	-	-	-	-	-	-	-	-
Net amount (c)	$7,347	(133,804)	(9,180)	1,637	(6,629)	8,261	(19,506)	(23,063)	(112,630)	(134,033)

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
60
Multi-Manager Alternative Strategies Fund  | 2026

Notes to Consolidated Financial Statements (continued)
February 28, 2026 (Unaudited)
Offsetting of assets and liabilities (continued)

	HSBC	JPMorgan(a)	JPMorgan(a)	JPMorgan(a)	Morgan Stanley	Royal Bank of Canada	Standard Chartered	State Street	UBS	Total
Assets
Forward foreign currency exchange contracts	$53,302	70,548	678,069	3,840	153,650	73,348	75,029	52,564	58,173	1,454,289
Liabilities
Forward foreign currency exchange contracts	$1,361	127,608	470,066	2,542	46,063	65,568	143,115	37,213	304,066	1,854,968
Total financial and derivative net assets	51,941	(57,060)	208,003	1,298	107,587	7,780	(68,086)	15,351	(245,893)	(400,679)
Total collateral received (pledged) (b)	-	-	-	-	-	-	-	-	-	-
Net amount (c)	$51,941	(57,060)	208,003	1,298	107,587	7,780	(68,086)	15,351	(245,893)	(400,679)
Multi-Manager Alternative Strategies Fund  | 2026
61

Notes to Consolidated Financial Statements (continued)
February 28, 2026 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Consolidated Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
62
Multi-Manager Alternative Strategies Fund  | 2026

Notes to Consolidated Financial Statements (continued)
February 28, 2026 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Consolidated Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.95% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2026 was 1.10% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with AlphaSimplex Group, LLC, Crabel Capital Management, LLC, Manulife Investment Management (US) LLC and TCW Investment Management Company LLC, each of which subadvises a portion of the assets of the Fund. Effective March 5, 2026, the Investment Manager has entered into a Subadvisory Agreement with MidOcean Credit Fund Management, L.P. to serve as a subadviser to a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Multi-Manager Alternative Strategies Fund  | 2026
63

Notes to Consolidated Financial Statements (continued)
February 28, 2026 (Unaudited)
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Consolidated Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2026, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.10
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
64
Multi-Manager Alternative Strategies Fund  | 2026

Notes to Consolidated Financial Statements (continued)
February 28, 2026 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2026 (%)
Institutional Class	1.37
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
618,910,000	21,427,000	(9,622,000)	11,805,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(1,230,032)	(35,083,389)	(36,313,421)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Multi-Manager Alternative Strategies Fund  | 2026
65

Notes to Consolidated Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $273,692,984 and $274,607,792, respectively, for the six months ended February 28, 2026, of which $174,038,910 and $199,974,979, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $2,523 for the six months ended February 28, 2026.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	450,000	4.38	2
Interest income earned by the Fund is recorded as Interfund lending in the Consolidated Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility
66
Multi-Manager Alternative Strategies Fund  | 2026

Notes to Consolidated Financial Statements (continued)
February 28, 2026 (Unaudited)
with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended February 28, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At February 28, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Multi-Manager Alternative Strategies Fund  | 2026
67

Notes to Consolidated Financial Statements (continued)
February 28, 2026 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
68
Multi-Manager Alternative Strategies Fund  | 2026

 Approval of Subadvisory Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Multi-Manager Alternative Strategies Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Existing TCW Subadvisory Agreement) between the Investment Manager and TCW Investment Management Company LLC (TCW or the Subadviser), the Subadviser provides portfolio management and related services for the Fund. At their meeting on December 9, 2025, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), approved an amended and restated Subadvisory Agreement (the Amended and Restated Subadvisory Agreement) for the purpose of combining separate existing subadvisory agreements between the Investment Manager and the Subadviser (the Existing TCW Subadvisory Agreements) with respect to certain Funds subadvised by the Subadviser, including the Fund (the TCW Funds), and for the purpose of reducing the fees payable thereunder by the Investment Manager to the Subadviser with respect to the Fund.  The Independent Trustees considered that the assets of the TCW Funds would be combined under the Amended and Restated Subadvisory Agreement for purposes of calculating each TCW Fund’s subadvisory fee.
The Independent Trustees considered the differences between the Amended and Restated Subadvisory Agreement and the Existing TCW Subadvisory Agreement.  The Independent Trustees considered how the Amended and Restated Subadvisory Agreement would reduce the subadvisory fee rates paid to the Subadviser by the Investment Manager with respect to the Fund.  The Independent Trustees also considered that the Investment Manager had confirmed that the nature and level of the services to be provided under the Amended and Restated Subadvisory Agreement would not decrease relative to the services provided under the Existing TCW Subadvisory Agreement.  The Independent Trustees reviewed the performance of the Fund as well as the level of management fees and total expenses paid by the Fund.  The Independent Trustees also reviewed the subadvisory fees paid for each of the TCW Funds and the expected impact of the Investment Manager’s proposal on such fees.  The Independent Trustees noted that no management fees were proposed to change and that the level of services provided by each of the Investment Manager and the Subadviser was also not proposed to change.  The Independent Trustees also noted that the Board, as part of the 2026 15(c) process, would continue to review the continued reasonableness of the Fund’s management fees.
The Independent Trustees noted the discussion relating to the renewal and approval of the advisory and subadvisory agreements for the Fund at the June 2025 Contracts Committee meeting and Board meetings (the June Meeting) and, in that connection, the discussion by independent legal counsel to the Independent Trustees (Independent Legal Counsel) of the Board’s responsibilities pursuant to Sections 15(c) and 36(b) of the 1940 Act and the factors that should be considered in determining whether to approve or renew an investment management agreement. Independent Legal Counsel indicated that the Independent Trustees should apply these factors in considering the Amended and Restated Subadvisory Agreement.
Independent Legal Counsel further indicated that the Independent Trustees should take into account the variety of written materials and oral presentations they received at the December 9, 2025 meeting, as well as the information previously considered regarding the proposed 15(c) renewal of the Fund’s existing advisory and subadvisory agreements.
After considering the factors described above relating to the Amended and Restated Subadvisory Agreement, and taking into account all of the factors considered, as described below, as part of the approval of the continuance of the fund’s Existing TCW Subadvisory Agreement in June 2025, the Board, including all of the Independent Trustees, approved the Amended and Restated Subadvisory Agreement.
General conclusions in connection with the Trustees’ previous approval of the continuance of the fund’s existing advisory agreements
On an annual basis, the Board, including the Independent Trustees, considers renewal of the Management Agreement and the Subadvisory Agreements (collectively, the Renewal Subadvisory Agreements) between the Investment Manager and each of AlphaSimplex Group, LLC (AlphaSimplex), Crabel Capital Management, LLC (Crabel), Manulife Investment Management (US) LLC (Manulife) and TCW Investment Management Company LLC (TCW) (collectively, the Renewal Advisory Agreements) (each of AlphaSimplex, Crabel, Manulife and TCW, a Renewal Subadviser). The Investment Manager
Multi-Manager Alternative Strategies Fund  | 2026
69

Approval of Subadvisory Agreement (continued)
(Unaudited)
prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by Independent Legal Counsel to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at the June Meeting, considered the renewal of each of the Renewal Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Renewal Advisory Agreements.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Renewal Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Renewal Subadvisory Agreements;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Renewal Subadvisers under the Renewal Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager and the Renewal Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Renewal Advisory Agreements.
70
Multi-Manager Alternative Strategies Fund  | 2026

Approval of Subadvisory Agreement (continued)
(Unaudited)
Nature, extent and quality of services provided by the Investment Manager and the Subadvisers
When considering the renewal of the Renewal Advisory Agreements, the Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Renewal Subadvisers, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Renewal Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring each Renewal Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered each Renewal Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered each Renewal Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Renewal Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Renewal Subadvisory Agreements, including the scope of services required to be performed.  The Board noted that the terms of the Renewal Subadvisory Agreements are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Renewal Subadvisory Agreements. The Board took into account the Investment Manager’s representation that each Renewal Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Renewal Advisory Agreements supported the continuation of the Management Agreement and each of the Renewal Subadvisory Agreements.
Investment performance
When considering each of the Renewal Advisory Agreements, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
Multi-Manager Alternative Strategies Fund  | 2026
71

Approval of Subadvisory Agreement (continued)
(Unaudited)
Additionally, the Board reviewed the performance of each Renewal Subadviser and the Investment Manager’s process for monitoring such Renewal Subadvisers’ performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of each Renewal Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate a Renewal Subadviser.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. The Board also considered the Investment Manager’s and Renewal Subadvisers’ performance and reputation generally and the Investment Manager’s evaluation of each Renewal Subadviser’s contribution to the Fund’s broader investment mandate.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Renewal Subadvisers, in light of other considerations, supported the continuation of the Management Agreement and each of the Renewal Subadvisory Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
When considering the Renewal Advisory Agreements, the Board reviewed comparative fees and the costs of services provided under each of the Renewal Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to each Renewal Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund.  The Board also reviewed advisory fee rates charged by other comparable mutual funds employing each Renewal Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and each of the Renewal Subadvisory Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  Because the Renewal Subadvisory Agreements were negotiated at arm’s length by the Investment Manager, which is responsible for payments to the Renewal Subadvisers thereunder, the Board did not consider the profitability to each Renewal Subadviser from its relationship with the Fund.
With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Funds. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded,
72
Multi-Manager Alternative Strategies Fund  | 2026

Approval of Subadvisory Agreement (continued)
(Unaudited)
within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and each of the Renewal Subadvisory Agreements.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.
When considering the Renewal Advisory Agreements, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and each of the Renewal Subadvisory Agreements.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, also determined that fees payable under each of the Renewal Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Renewal Advisory Agreements.
Multi-Manager Alternative Strategies Fund  | 2026
73

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Multi-Manager Alternative Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR100_08_T01_(04/26)

Columbia Strategic Income Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Strategic Income Fund | 2026

Portfolio of Investments
February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 8.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-3AL Class A
12/26/2031	5.010%	4,657,391	4,683,015
Subordinated Series 2024-3AL Class B
12/26/2031	5.450%	2,489,681	2,508,108
Affirm Asset Securitization Trust(a)
Series 2024-X2 Class B
12/17/2029	5.330%	4,343,461	4,345,425
Series 2024-X2 Class C
12/17/2029	5.620%	6,300,000	6,309,601
Apidos CLO XXIV(a),(b)
Series 2016-24A Class A1AL
3-month Term SOFR + 1.212% Floor 0.950% 10/20/2030	4.879%	2,341,304	2,345,724
ASP WHCO Participation LP(a),(b),(c)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	33,850,000	33,850,000
Bain Capital Credit CLO(a),(b)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	4.748%	955,557	955,710
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-5A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/23/2034	10.433%	8,600,000	7,805,489
Series 2021-6A Class E
3-month Term SOFR + 6.762% Floor 6.500% 10/21/2034	10.431%	11,450,000	10,424,034
Cayuga Park CLO Ltd.(a),(b)
Series 2020-1A Class AR2
3-month Term SOFR + 1.200% Floor 1.200% 10/17/2038	4.868%	19,950,000	19,926,399
EDGEX Issuer Trust(a),(d)
Series 2025-1NN Class CERT
01/15/2031	0.000%	5,500,000	4,246,853
EDGEX Issuer Trust(a)
Series 2025-2NN Class A
01/15/2032	5.498%	18,871,681	18,924,354
Series 2025-2NN Class B
01/15/2032	6.475%	13,374,012	13,523,866
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GLS Auto Select Receivables Trust(a)
Series 2024-4A Class A2
12/17/2029	4.430%	7,865,876	7,892,152
GoldenTree Loan Management US CLO Ltd.(a),(b)
Series 2025-27 Class A
3-month Term SOFR + 1.190% Floor 1.190% 01/20/2039	5.008%	33,000,000	33,060,951
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A4
10/27/2059	5.150%	8,117,793	8,282,168
Lendbuzz Securitization Trust(a)
Series 2024-3A Class A2
10/15/2030	4.970%	8,114,058	8,116,903
Series 2025-2A Class A2
05/15/2030	5.180%	10,537,348	10,579,659
Madison Park Funding LXII Ltd.(a),(b)
Series 2022-62A Class A1R2
3-month Term SOFR + 1.300% Floor 1.300% 07/16/2038	4.971%	17,900,000	17,975,806
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR2
3-month Term SOFR + 1.550% Floor 1.550% 10/20/2029	5.218%	2,556,254	2,557,721
Madison Park Funding XXIX Ltd.(a),(b)
Series 2018-29AR Class A1R2
3-month Term SOFR + 1.180% Floor 1.180% 03/25/2038	4.848%	30,450,000	30,502,222
MPOWER Education Trust(a)
Series 2025-1 Class A
12/22/2042	6.250%	20,017,208	20,432,115
Series 2025-1 Class B
12/22/2042	8.180%	4,696,000	4,833,682
Series 2025-A Class A
07/21/2042	6.620%	6,073,770	6,278,861
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	7,403,579	7,464,394
Series 2025-1 Class B
07/15/2032	5.628%	8,345,030	8,366,072
Series 2025-8 Class B
07/15/2033	5.409%	8,800,000	8,834,383
Series 2025-R3 Class A
01/18/2033	4.841%	14,815,656	14,830,903
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
3

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2026-1 Class B
09/15/2033	5.370%	28,690,000	28,895,274
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	8,464,335	8,533,571
Subordinated Series 2024-10 Class D
06/15/2032	6.429%	13,106,403	13,228,850
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	7,075,698	7,110,710
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	6,600,809	6,666,262
Subordinated Series 2024-6 Class C
11/15/2031	7.068%	5,053,425	5,110,104
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	6,415,841	6,453,103
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	8,062,038	8,081,489
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	6,206,267	6,222,978
Subordinated Series 2024-9 Class D
03/15/2032	6.174%	8,686,231	8,704,861
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	5,731,200	5,764,563
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	6,221,766	6,265,384
Pagaya AI Debt Trust(a)
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	7,367,730	7,412,844
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	5,583,006	5,615,720
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-2 Class A
07/20/2033	5.065%	13,000,000	13,051,597
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	6,436,329	6,448,321
Series 2024-3A Class A
03/25/2033	5.281%	10,693,874	10,743,671
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	4,773,310	4,780,093
Upstart Securitization Trust(a)
Series 2025-4 Class D
11/20/2035	7.670%	5,375,000	5,402,715
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Automobile Receivables Trust(a)
Series 2024-3A Class A2A
09/15/2027	4.820%	1,824,441	1,825,634
Total Asset-Backed Securities — Non-Agency (Cost $486,111,683)			486,174,314

Commercial Mortgage-Backed Securities - Non-Agency 0.4%

Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	7,525,000	6,054,734
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	19,910,000	12,723,073
Hilton USA Trust(a),(e)
Subordinated Series 2016-SFP Class E
11/05/2035	0.000%	11,500,000	287,588
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	4.925%	4,850,000	4,837,871
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $41,198,997)			23,903,266

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Uniti Group, Inc.(f)	13,317	97,480
Wireless Telecommunication Services 0.0%
Altice Luxco 3(f)	64,568	1,210,512
Total Communication Services		1,307,992
Consumer Discretionary 0.0%
Diversified Consumer Services 0.0%
WW International, Inc.(f)	6,584	139,976
Household Durables 0.0%
Serta Simmons Bedding LLC(f)	335	3,032
Total Consumer Discretionary		143,008
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
New Frontera Holdings(c),(f)	14,302	379,003
Southcross Energy Partners LLC(c),(f),(g)	14,393	0
Southcross Energy Partners LLC, Class A(c),(f),(g)	272,263	0
Total		379,003
Total Energy		379,003
Health Care 0.0%
Health Care Providers & Services 0.0%
Envision Healthcare(f)	13,525	207,947
Total Health Care		207,947
Industrials 0.0%
Construction & Engineering 0.0%
McDermott International Ltd.(c),(f)	383	8,806
Machinery 0.0%
TNT Crane and Rigging, Inc.(f)	23,468	11,053
Total Industrials		19,859
Information Technology 0.0%
Communications Equipment 0.0%
Riverbed Technology, Inc.(c),(f)	13,308	732
Software 0.0%
Avaya Holdings Corp.(f)	5,014	77,717
Avaya Holdings Corp.(f)	24,157	374,433
Total		452,150
Total Information Technology		452,882
Materials 0.0%
Containers & Packaging 0.0%
Flint Group Packaging(c),(f),(g)	722,943	1
Total Materials		1
Total Common Stocks (Cost $1,524,038)		2,510,692

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.1%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	7,372,000	7,298,280
Total Convertible Bonds (Cost $7,276,431)			7,298,280

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Uniti Group, Inc.(c),(g)	11.000%	85	84,955
Total Communication Services			84,955
Information Technology —%
Communications Equipment —%
Riverbed Technology, Inc.(c),(g)	7.000%	14,204	0
Total Information Technology			0
Total Convertible Preferred Stocks (Cost $392,706)			84,955

Corporate Bonds & Notes 37.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.8%
Allegheny Technologies, Inc.
10/01/2029	4.875%	818,000	816,077
10/01/2031	5.125%	2,729,000	2,741,989
BAE Systems PLC(a)
03/26/2029	5.125%	3,735,000	3,866,258
02/15/2031	1.900%	4,160,000	3,744,289
Boeing Co. (The)
08/01/2059	3.950%	9,400,000	6,736,593
Bombardier, Inc.(a)
07/01/2031	7.250%	1,262,000	1,341,495
06/01/2032	7.000%	1,269,000	1,336,517
TransDigm, Inc.(a)
08/15/2028	6.750%	3,191,000	3,247,443
03/01/2029	6.375%	4,365,000	4,488,051
03/01/2032	6.625%	5,006,000	5,184,373
01/15/2033	6.000%	1,743,000	1,774,867
05/31/2033	6.375%	5,613,000	5,732,962
01/31/2034	6.750%	3,653,000	3,792,555
07/31/2034	6.125%	909,000	923,348
Total			45,726,817
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
5

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Agencies 0.0%
Matador Resources Co.(a),(h)
04/15/2034	6.000%	985,000	986,201
Airlines 0.1%
Air Canada(a)
08/15/2026	3.875%	2,199,000	2,189,914
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	491,341	491,777
04/20/2029	5.750%	4,254,465	4,304,432
Total			6,986,123
Automotive 1.0%
American Axle & Manufacturing, Inc.(a)
10/15/2032	6.375%	1,692,000	1,722,581
10/15/2033	7.750%	10,564,000	10,733,027
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	2,587,000	2,645,555
02/15/2030	6.750%	2,287,000	2,395,138
09/15/2032	6.750%	2,969,000	3,082,109
Ford Motor Credit Co. LLC
06/10/2026	6.950%	1,957,000	1,967,051
08/17/2027	4.125%	4,839,000	4,821,230
Forvia SE(a)
09/15/2033	6.750%	1,685,000	1,729,957
IHO Verwaltungs GmbH(a),(i)
11/15/2032	8.000%	2,729,000	2,911,628
Nissan Motor Acceptance Co. LLC(a)
09/30/2030	6.125%	1,581,000	1,584,519
Nissan Motor Co., Ltd.(a)
07/17/2032	7.750%	1,322,000	1,412,292
07/17/2035	8.125%	3,869,000	4,215,662
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	423,000	433,545
03/24/2031	7.500%	10,900,000	11,226,956
04/23/2032	6.875%	7,511,000	7,536,721
Total			58,417,971
Banking 3.2%
Ally Financial, Inc.(j)
Subordinated
01/17/2040	6.646%	875,000	874,305
Bank of America Corp.(j)
10/24/2031	1.922%	25,418,000	22,910,455
07/21/2032	2.299%	21,970,000	19,801,794
10/20/2032	2.572%	29,000,000	26,389,998
Citigroup, Inc.(j)
09/11/2031	4.503%	10,427,000	10,509,764
09/11/2036	5.174%	8,414,000	8,555,791
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(j)
10/21/2031	4.369%	11,264,000	11,264,062
01/21/2032	4.516%	10,302,000	10,364,632
HSBC Holdings PLC(j)
11/06/2031	4.619%	9,529,000	9,635,892
JPMorgan Chase & Co.(j)
10/22/2031	4.255%	31,495,000	31,574,720
01/22/2032	4.347%	4,816,000	4,838,334
Morgan Stanley(j)
01/16/2032	4.493%	10,482,000	10,535,826
01/30/2037	5.073%	5,377,000	5,422,368
Subordinated
09/16/2036	2.484%	11,675,000	10,330,592
Royal Bank of Canada(j)
02/04/2031	5.153%	2,713,000	2,812,553
08/06/2031	4.696%	1,652,000	1,687,585
Wells Fargo & Co.(j)
04/23/2031	5.150%	4,249,000	4,397,899
Total			191,906,570
Brokerage/Asset Managers/Exchanges 0.5%
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	3,166,000	3,372,040
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	4,801,000	4,744,217
Focus Financial Partners LLC(a)
09/15/2031	6.750%	3,152,000	3,149,640
Hightower Holding LLC(a)
04/15/2029	6.750%	3,317,000	3,285,883
01/31/2030	9.125%	3,291,000	3,416,702
Osaic Holdings, Inc.(a)
08/01/2032	6.750%	4,826,000	4,870,436
08/01/2033	8.000%	5,033,000	5,018,984
Total			27,857,902
Building Materials 0.6%
CP Atlas Buyer, Inc.(a)
07/15/2030	9.750%	1,504,000	1,504,659
James Hardie International Finance DAC(a)
01/15/2028	5.000%	2,465,000	2,460,622
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	695,000	709,620
LBM Acquisition LLC(a)
01/15/2029	6.250%	1,496,000	1,139,260
06/15/2031	9.500%	3,369,000	3,143,275
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	8,152,000	8,473,534
03/01/2033	6.750%	7,282,000	7,567,872
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
QXO Building Products, Inc.(a)
04/30/2032	6.750%	3,088,000	3,200,328
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	778,000	801,513
08/01/2033	6.250%	1,750,000	1,782,084
Standard Industries, Inc.(a)
01/15/2028	4.750%	4,051,000	4,040,941
White Cap Supply Holdings LLC(a)
11/15/2030	7.375%	4,420,000	4,491,211
Total			39,314,919
Cable and Satellite 1.7%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	2,746,000	2,748,864
02/01/2028	5.000%	2,663,000	2,656,623
03/01/2030	4.750%	5,677,000	5,488,570
08/15/2030	4.500%	4,986,000	4,751,413
02/01/2031	4.250%	2,916,000	2,717,227
03/01/2031	7.375%	1,145,000	1,181,466
02/01/2032	4.750%	5,851,000	5,437,329
02/01/2033	7.000%	3,054,000	3,122,959
01/15/2034	4.250%	6,182,000	5,396,052
02/01/2036	7.375%	1,500,000	1,522,618
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,579,000	2,361,475
Charter Communications Operating LLC
06/30/2062	3.950%	5,602,000	3,423,822
CSC Holdings LLC(a)
04/15/2027	5.500%	830,000	702,197
04/01/2028	7.500%	645,000	362,617
01/31/2029	11.750%	5,208,000	3,711,616
02/01/2029	6.500%	1,751,000	1,105,135
01/15/2030	5.750%	2,329,000	900,996
12/01/2030	4.125%	3,543,000	2,180,858
12/01/2030	4.625%	4,159,000	1,539,080
02/15/2031	3.375%	757,000	452,393
DISH DBS Corp.
07/01/2028	7.375%	720,000	696,266
06/01/2029	5.125%	1,152,000	1,025,509
DISH DBS Corp.(a)
12/01/2028	5.750%	2,930,000	2,837,806
DISH Network Corp.(a)
11/15/2027	11.750%	8,723,000	9,009,805
EchoStar Corp.
11/30/2029	10.750%	6,258,642	6,835,426
EchoStar Corp.(i)
11/30/2030	6.750%	4,145,697	4,202,917
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	2,513,000	2,499,410
08/01/2027	5.000%	5,091,000	5,090,158
07/15/2028	4.000%	2,580,000	2,519,136
07/01/2029	5.500%	1,278,000	1,278,768
07/01/2030	4.125%	2,187,000	2,060,760
Virgin Media Finance PLC(a)
07/15/2030	5.000%	3,058,000	2,565,973
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	2,170,000	2,109,711
VZ Secured Financing BV(a)
01/15/2032	5.000%	8,542,000	7,593,606
Total			102,088,561
Chemicals 2.4%
Ashland LLC(a)
09/01/2031	3.375%	5,270,000	4,839,732
Avient Corp.(a)
08/01/2030	7.125%	1,644,000	1,693,671
11/01/2031	6.250%	1,268,000	1,308,814
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	1,833,000	1,927,231
Celanese US Holdings LLC
04/15/2030	6.500%	673,000	688,240
02/15/2031	7.000%	1,495,000	1,540,891
07/15/2032	6.879%	855,000	900,706
04/15/2033	6.750%	1,687,000	1,730,359
11/15/2033	7.200%	2,415,000	2,596,033
02/15/2034	7.375%	1,938,000	1,989,433
Element Solutions, Inc.(a)
09/01/2028	3.875%	3,427,000	3,368,487
HB Fuller Co.
10/15/2028	4.250%	3,430,000	3,381,106
Herens Holdco Sarl(a)
05/15/2028	4.750%	2,783,000	2,447,661
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	343,000	342,512
INEOS Finance PLC(a)
05/15/2028	6.750%	15,295,000	14,169,340
04/15/2029	7.500%	24,631,000	21,955,129
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	7,315,000	6,272,655
Ingevity Corp.(a)
11/01/2028	3.875%	1,799,000	1,755,067
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	5,949,075	5,351,915
Inversion Escrow Issuer LLC(a)
08/01/2032	6.750%	4,419,000	4,355,078
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
7

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	3,005,000	2,923,283
10/01/2029	6.250%	2,907,000	2,854,077
06/15/2031	7.250%	3,919,000	4,011,573
02/15/2033	7.250%	15,238,000	15,176,766
Qnity Electronics, Inc.(a)
08/15/2032	5.750%	1,621,000	1,658,568
08/15/2033	6.250%	1,300,000	1,350,697
SPCM SA(a)
03/15/2027	3.125%	1,001,000	985,415
Tronox, Inc.(a)
03/15/2029	4.625%	2,701,000	2,093,644
09/30/2030	9.125%	3,789,000	3,734,209
WR Grace Holdings LLC(a)
08/15/2029	5.625%	14,147,000	13,554,267
03/01/2031	7.375%	2,144,000	2,198,648
08/15/2032	6.625%	11,895,000	12,023,110
08/01/2033	7.000%	1,375,000	1,398,893
Total			146,577,210
Construction Machinery 0.3%
Herc Holdings, Inc.(a)
06/15/2030	7.000%	2,402,000	2,516,462
03/15/2031	5.750%	854,000	865,764
06/15/2033	7.250%	7,283,000	7,686,930
03/15/2034	6.000%	2,383,000	2,396,728
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	2,519,000	2,562,128
03/15/2031	7.750%	611,000	635,132
Synergy Infrastructure Holdings LLC(a)
12/01/2030	7.875%	2,702,000	2,819,729
United Rentals North America, Inc.
07/15/2030	4.000%	897,000	872,897
01/15/2032	3.750%	997,000	941,537
Total			21,297,307
Consumer Cyclical Services 0.3%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	2,489,000	2,412,762
12/01/2028	6.125%	7,511,000	7,082,246
ASGN, Inc.(a)
05/15/2028	4.625%	2,024,000	1,962,961
Garda World Security Corp.(a)
11/15/2032	8.375%	1,495,000	1,530,320
Match Group Holdings II LLC(a)
10/01/2031	3.625%	1,528,000	1,386,120
Match Group, Inc.(a)
06/01/2028	4.625%	2,407,000	2,378,948
Total			16,753,357
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.2%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	1,324,000	1,089,482
Newell Brands, Inc.(a)
06/01/2028	8.500%	360,000	378,904
Newell Brands, Inc.
05/15/2030	6.375%	2,454,000	2,461,915
05/15/2032	6.625%	3,349,000	3,349,227
Opal Bidco SAS(a)
03/31/2032	6.500%	2,700,000	2,780,077
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	1,855,000	1,754,643
Whirlpool Corp.
06/15/2030	6.125%	569,000	570,790
06/15/2033	6.500%	593,000	592,516
Total			12,977,554
Diversified Manufacturing 0.9%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	554,000	575,996
Carrier Global Corp.
02/15/2030	2.722%	16,226,000	15,418,619
Chart Industries, Inc.(a)
01/01/2030	7.500%	1,355,000	1,409,622
Columbus McKinnon Corp.(a)
02/01/2033	7.125%	864,000	890,650
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	7,652,000	7,922,179
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	1,526,000	1,590,491
Esab Corp.(a)
04/15/2029	6.250%	1,153,000	1,183,505
Gates Corp. (The)(a)
07/01/2029	6.875%	1,888,000	1,964,671
Madison IAQ LLC(a)
06/30/2029	5.875%	4,084,000	4,075,177
Resideo Funding, Inc.(a)
09/01/2029	4.000%	3,005,000	2,928,568
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	1,598,000	1,595,897
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	3,427,000	3,453,019
03/15/2029	6.375%	2,103,000	2,162,818
04/15/2031	5.250%	995,000	998,167
03/15/2032	6.625%	2,702,000	2,809,224
03/15/2033	6.375%	1,163,000	1,213,409
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/15/2034	5.500%	1,669,000	1,681,678
Total			51,873,690
Electric 1.9%
AEP Texas, Inc.
01/15/2050	3.450%	4,245,000	2,969,530
Alpha Generation LLC(a)
10/15/2032	6.750%	1,428,000	1,485,051
01/15/2034	6.250%	1,644,000	1,665,110
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	2,603,000	2,592,168
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	910,000	907,593
02/15/2031	3.750%	4,205,000	3,984,134
01/15/2032	3.750%	3,452,000	3,206,035
01/15/2034	5.750%	1,458,000	1,477,276
DTE Energy Co.
07/01/2027	4.950%	8,485,000	8,585,024
Edison International
11/15/2028	5.250%	7,553,000	7,695,496
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	1,411,000	1,329,155
Long Ridge Energy LLC(a)
02/15/2032	8.750%	2,970,000	3,189,180
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	2,892,000	2,878,684
01/15/2029	7.250%	4,566,000	4,731,638
NRG Energy, Inc.
01/15/2028	5.750%	1,251,000	1,251,357
NRG Energy, Inc.(a)
02/15/2029	3.375%	1,229,000	1,183,963
06/15/2029	5.250%	2,719,000	2,729,025
07/15/2029	5.750%	1,030,000	1,032,427
02/15/2032	3.875%	3,750,000	3,511,212
02/01/2033	6.000%	1,981,000	2,030,239
01/15/2034	5.750%	2,449,000	2,483,631
11/01/2034	6.250%	2,574,000	2,661,987
01/15/2036	6.000%	2,449,000	2,492,553
Pacific Gas and Electric Co.
07/01/2050	4.950%	8,005,000	6,909,234
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	1,390,000	1,373,652
PG&E Corp.(j)
03/15/2055	7.375%	1,919,000	1,986,580
09/15/2056	6.850%	672,000	671,187
Talen Energy Supply LLC(a)
02/01/2034	6.250%	2,887,000	2,937,546
02/01/2036	6.500%	2,887,000	2,967,905
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	1,334,000	1,335,718
01/15/2030	4.750%	5,930,000	5,805,954
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	3,311,000	3,309,209
07/31/2027	5.000%	1,280,000	1,279,992
05/01/2029	4.375%	1,350,000	1,335,609
10/15/2031	7.750%	3,834,000	4,050,196
04/15/2032	6.875%	1,408,000	1,480,170
VoltaGrid LLC(a)
11/01/2030	7.375%	2,662,000	2,778,470
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	2,256,000	2,386,772
03/15/2033	8.625%	3,776,000	3,996,451
04/15/2034	7.750%	2,781,000	2,882,459
Total			113,559,572
Environmental 0.2%
GFL Environmental, Inc.(a)
08/01/2028	4.000%	2,000,000	1,968,744
01/15/2031	6.750%	3,195,000	3,350,046
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	4,565,000	4,753,606
Total			10,072,396
Finance Companies 1.3%
Bread Financial Holdings, Inc.(a)
05/15/2031	6.750%	718,000	732,749
CrossCountry Intermediate HoldCo LLC(a)
10/01/2030	6.500%	1,678,000	1,673,630
GGAM Finance Ltd.(a)
02/15/2027	8.000%	2,781,000	2,815,326
04/15/2029	6.875%	1,579,000	1,627,772
03/15/2030	5.875%	2,325,000	2,374,872
goeasy Ltd.(a)
12/01/2028	9.250%	225,000	223,177
07/01/2029	7.625%	3,240,000	3,038,241
05/15/2030	6.875%	486,000	433,159
10/01/2030	7.375%	485,000	429,777
02/15/2031	6.875%	1,060,000	914,224
Navient Corp.
03/15/2027	5.000%	2,610,000	2,566,667
03/15/2029	5.500%	2,579,000	2,408,855
03/15/2031	11.500%	1,007,000	1,068,637
OneMain Finance Corp.
05/15/2029	6.625%	2,679,000	2,739,176
03/15/2030	7.875%	2,502,000	2,617,204
09/15/2030	4.000%	1,882,000	1,737,451
05/15/2031	7.500%	1,847,000	1,906,885
11/15/2031	7.125%	817,000	835,868
03/15/2032	6.750%	1,330,000	1,341,505
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
9

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/15/2032	7.125%	2,736,000	2,797,935
03/15/2033	6.500%	4,018,000	3,985,459
09/15/2033	6.750%	3,017,000	2,994,809
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	7,025,000	7,310,578
Rocket Cos, Inc.(a)
08/01/2030	6.125%	1,432,000	1,468,268
08/01/2033	6.375%	1,826,000	1,888,227
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	3,811,000	3,581,560
10/15/2033	4.000%	8,002,000	7,346,087
Springleaf Finance Corp.
11/15/2029	5.375%	169,000	167,138
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	2,863,000	2,848,984
04/15/2029	5.500%	3,899,000	3,820,565
UWM Holdings LLC(a)
02/01/2030	6.625%	3,760,000	3,731,020
03/15/2031	6.250%	4,426,000	4,269,003
Total			77,694,808
Food and Beverage 1.5%
Bacardi Ltd.(a)
05/15/2028	4.700%	2,526,000	2,547,956
05/15/2048	5.300%	12,120,000	11,146,656
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	27,914,000	28,450,568
Chobani Holdco II LLC(a),(i)
10/01/2029	8.750%	5,235,448	5,621,593
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	2,923,000	3,045,207
Constellation Brands, Inc.
08/01/2029	3.150%	4,232,000	4,113,957
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	2,845,000	2,844,897
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	893,000	893,860
01/31/2030	4.125%	2,124,000	2,058,803
Performance Food Group, Inc.(a)
09/15/2032	6.125%	1,143,000	1,174,620
Post Holdings, Inc.(a)
04/15/2030	4.625%	1,287,000	1,261,116
09/15/2031	4.500%	6,210,000	5,938,234
02/15/2032	6.250%	1,824,000	1,876,570
03/01/2033	6.375%	1,039,000	1,058,389
10/15/2034	6.250%	750,000	766,139
03/15/2036	6.500%	1,012,000	1,028,178
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	3,257,000	3,256,837
04/30/2029	4.375%	3,350,000	3,283,760
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	3,538,000	3,407,301
US Foods, Inc.(a)
09/15/2028	6.875%	1,558,000	1,606,633
02/15/2029	4.750%	967,000	961,961
06/01/2030	4.625%	3,348,000	3,314,491
01/15/2032	7.250%	1,450,000	1,518,739
Total			91,176,465
Gaming 0.8%
Boyd Gaming Corp.
12/01/2027	4.750%	1,974,000	1,971,211
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	2,332,000	2,391,751
02/15/2032	6.500%	4,045,000	4,109,448
10/15/2032	6.000%	3,700,000	3,616,750
Churchill Downs, Inc.(a)
01/15/2028	4.750%	2,174,000	2,166,960
05/01/2031	6.750%	1,149,000	1,184,439
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	330,000	344,372
10/01/2033	6.250%	3,000,000	3,010,615
MGM Resorts International
09/15/2029	6.125%	1,908,000	1,960,600
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	2,730,000	2,683,299
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	4,224,000	3,985,311
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	5,384,000	5,526,935
Rivers Enterprise Lender LLC/Corp.(a)
10/15/2030	6.250%	2,193,000	2,241,090
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	10,689,000	9,694,626
Scientific Games International, Inc.(a)
11/15/2029	7.250%	2,450,000	2,511,405
Voyager Parent LLC(a)
07/01/2032	9.250%	3,464,000	3,698,162
Total			51,096,974
Health Care 2.3%
Abbott Laboratories(h)
03/15/2036	4.650%	7,441,000	7,436,866
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	2,108,000	2,101,825
04/15/2029	5.000%	4,353,000	4,262,464
03/15/2033	7.375%	4,296,000	4,431,028
Avantor Funding, Inc.(a)
07/15/2028	4.625%	1,819,000	1,801,774
11/01/2029	3.875%	4,861,000	4,634,199
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	2,463,000	2,559,314
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	455,000	448,216
03/15/2029	3.750%	1,124,000	1,083,011
03/15/2031	4.000%	975,000	920,215
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%	2,281,000	2,201,274
05/15/2030	5.250%	4,449,000	4,275,928
02/15/2031	4.750%	2,397,000	2,199,797
01/15/2032	10.875%	805,000	873,574
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	6,249,000	6,532,947
CVS Health Corp.
03/25/2038	4.780%	6,770,000	6,460,638
DaVita, Inc.(a)
07/15/2033	6.750%	2,036,000	2,115,147
HCA, Inc.
02/01/2029	5.875%	2,135,000	2,223,693
09/01/2030	3.500%	21,231,000	20,566,416
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%	499,000	495,034
IQVIA, Inc.(a)
10/15/2026	5.000%	823,000	822,106
05/15/2027	5.000%	1,864,000	1,860,056
05/15/2030	6.500%	993,000	1,020,451
06/01/2032	6.250%	3,389,000	3,492,146
LifePoint Health, Inc.(a)
10/15/2030	11.000%	3,358,000	3,648,604
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	6,635,000	6,638,731
Select Medical Corp.(a)
12/01/2032	6.250%	1,314,000	1,281,581
Star Parent, Inc.(a)
10/01/2030	9.000%	6,236,000	6,331,297
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	7,615,000	7,605,627
Tenet Healthcare Corp.
11/01/2027	5.125%	2,981,000	2,982,334
10/01/2028	6.125%	1,848,000	1,852,869
01/15/2030	4.375%	6,601,000	6,479,404
05/15/2031	6.750%	6,531,000	6,781,972
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.(a)
11/15/2032	5.500%	7,472,000	7,569,444
11/15/2033	6.000%	2,333,000	2,412,113
Total			138,402,095
Healthcare Insurance 0.5%
Centene Corp.
10/15/2030	3.000%	19,411,000	17,490,865
UnitedHealth Group, Inc.
01/15/2031	4.650%	10,636,000	10,862,619
Total			28,353,484
Home Construction 0.1%
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	3,237,000	3,223,764
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	1,294,000	1,320,407
Total			4,544,171
Independent Energy 1.1%
APA Corp.
02/15/2055	6.750%	1,019,000	1,036,307
Civitas Resources, Inc.(a)
07/01/2028	8.375%	1,436,000	1,484,138
11/01/2030	8.625%	575,000	608,625
07/01/2031	8.750%	5,031,000	5,275,152
06/15/2033	9.625%	5,608,000	6,199,641
CNX Resources Corp.(a)
01/15/2029	6.000%	3,110,000	3,159,316
03/01/2032	7.250%	1,637,000	1,715,626
03/01/2034	5.875%	1,732,000	1,734,658
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	6,862,000	6,884,818
Comstock Resources, Inc.(a)
03/01/2029	6.750%	1,278,000	1,272,230
01/15/2030	5.875%	407,000	392,369
Crescent Energy Finance LLC(a)
04/01/2032	7.625%	750,000	757,939
01/15/2033	7.375%	750,000	745,339
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	2,381,000	2,401,693
04/15/2032	6.250%	3,281,000	3,194,627
11/01/2033	8.375%	2,376,000	2,504,696
02/15/2035	7.250%	5,407,000	5,358,732
Matador Resources Co.(a)
04/15/2028	6.875%	1,212,000	1,236,735
04/15/2032	6.500%	3,197,000	3,265,051
04/15/2033	6.250%	4,284,000	4,359,212
Occidental Petroleum Corp.
10/01/2054	6.050%	3,976,000	3,960,631
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
11

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Permian Resources Operating LLC(a)
01/15/2032	7.000%	4,570,000	4,795,208
02/01/2033	6.250%	1,946,000	2,011,498
SM Energy Co.(a)
08/01/2029	6.750%	1,965,000	2,009,745
08/01/2032	7.000%	2,470,000	2,514,381
Total			68,878,367
Leisure 0.8%
Boyne USA, Inc.(a)
05/15/2029	4.750%	722,000	716,765
Carnival Corp.(a)
03/15/2030	5.750%	2,619,000	2,709,916
08/01/2032	5.750%	5,659,000	5,879,299
02/15/2033	6.125%	2,523,000	2,611,346
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	2,277,000	2,278,473
NCL Corp., Ltd.(a)
01/15/2031	5.875%	3,963,000	3,994,667
02/01/2032	6.750%	2,645,000	2,721,532
09/15/2033	6.250%	1,823,000	1,839,388
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	8,273,000	8,125,253
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(a)
01/15/2032	8.625%	3,246,000	3,282,796
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	2,240,000	2,277,641
Vail Resorts, Inc.(a)
05/15/2032	6.500%	1,584,000	1,639,284
Viking Cruises Ltd.(a)
02/15/2029	7.000%	1,092,000	1,093,555
07/15/2031	9.125%	2,980,000	3,168,620
10/15/2033	5.875%	5,155,000	5,259,188
Total			47,597,723
Life Insurance 0.2%
Met Tower Global Funding(a)
04/12/2029	5.250%	10,572,000	10,950,212
Lodging 0.4%
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%	3,490,000	3,252,263
04/01/2032	6.125%	3,156,000	3,261,336
09/15/2033	5.750%	1,545,000	1,581,944
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	1,353,000	1,271,993
01/15/2032	6.625%	3,880,000	3,960,647
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	3,075,000	3,075,088
Marriott Ownership Resorts, Inc.(a)
10/01/2033	6.500%	6,054,000	5,863,578
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	1,955,000	1,940,347
Total			24,207,196
Media and Entertainment 1.2%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	2,844,000	2,867,549
06/01/2029	7.500%	5,094,000	5,131,121
04/01/2030	7.875%	3,785,000	3,988,877
02/15/2031	7.125%	2,653,000	2,802,790
03/15/2033	7.500%	2,699,000	2,913,726
Gray Escrow II, Inc.(a)
11/15/2031	5.375%	275,000	217,302
Gray Media, Inc.(a)
07/15/2032	9.625%	2,221,000	2,307,902
08/15/2033	7.250%	1,973,000	2,037,930
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	1,805,889	1,607,072
Mav Acquisition Corp.(a)
08/01/2029	8.000%	2,124,000	2,110,683
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	2,108,000	2,152,024
Meta Platforms, Inc.
11/15/2055	5.625%	6,712,000	6,569,874
11/15/2065	5.750%	7,611,000	7,409,249
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	3,572,000	3,572,513
01/15/2029	4.250%	811,000	795,941
03/15/2030	4.625%	2,185,000	2,144,390
02/15/2031	7.375%	696,000	731,679
Roblox Corp.(a)
05/01/2030	3.875%	2,221,000	2,114,869
Snap, Inc.(a)
03/01/2033	6.875%	7,685,000	7,655,698
03/15/2034	6.875%	3,807,000	3,799,864
Univision Communications, Inc.(a)
08/15/2028	8.000%	2,553,000	2,626,310
05/01/2029	4.500%	2,385,000	2,265,341
WarnerMedia Holdings, Inc.
03/15/2032	4.279%	2,237,000	2,055,315
03/15/2042	5.050%	6,986,000	4,908,457
03/15/2052	5.141%	1,199,000	787,317
Total			75,573,793
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.7%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	1,072,000	1,133,219
Carpenter Technology Corp.(a)
03/01/2034	5.625%	2,209,000	2,251,506
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	905,000	931,938
03/15/2032	7.000%	434,000	441,064
05/01/2033	7.375%	459,000	471,044
Compass Minerals International, Inc.(a)
07/01/2030	8.000%	2,382,000	2,515,222
Constellium SE(a)
06/15/2028	5.625%	2,490,000	2,489,981
04/15/2029	3.750%	4,741,000	4,593,811
08/15/2032	6.375%	3,297,000	3,432,999
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	1,464,000	1,464,206
04/01/2029	6.125%	5,064,000	5,106,132
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	5,025,000	4,854,690
03/01/2034	5.875%	4,072,000	4,118,795
Novelis Corp.(a)
01/30/2030	4.750%	2,010,000	1,947,896
08/15/2031	3.875%	2,967,000	2,716,857
08/15/2033	6.375%	2,249,000	2,272,095
Novelis, Inc.(a)
01/30/2030	6.875%	879,000	907,378
Total			41,648,833
Midstream 2.7%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	3,178,000	3,403,189
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	1,715,000	1,781,064
CNX Midstream Partners LP(a)
04/15/2030	4.750%	5,384,000	5,252,847
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	8,032,000	8,391,441
06/30/2033	7.375%	5,217,000	5,398,505
Enbridge, Inc.
04/05/2027	5.250%	7,793,000	7,897,833
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	18,903,000	16,799,859
09/30/2040	3.250%	3,925,000	3,211,575
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	11,038,000	11,735,897
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hess Midstream Operations LP(a)
03/01/2028	5.875%	1,291,000	1,312,813
10/15/2030	5.500%	1,293,000	1,302,824
ITT Holdings LLC(a)
08/01/2029	6.500%	437,000	424,725
NuStar Logistics LP
06/01/2026	6.000%	4,476,000	4,476,627
04/28/2027	5.625%	1,573,000	1,587,866
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	1,293,000	1,361,109
Sunoco LP(a),(j),(k)
	7.875%	5,552,000	5,755,120
Sunoco LP(a)
05/01/2029	7.000%	2,162,000	2,243,206
05/01/2032	7.250%	2,041,000	2,155,823
07/01/2033	6.250%	2,518,000	2,590,229
Sunoco LP(a),(h)
07/15/2031	5.375%	2,057,000	2,060,335
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	5,178,000	5,416,794
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	4,429,000	4,243,429
08/15/2031	4.125%	3,910,000	3,668,093
11/01/2033	3.875%	2,982,000	2,654,469
Venture Global LNG, Inc.(a),(j),(k)
	9.000%	8,076,000	7,060,393
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	2,432,000	2,608,508
01/15/2030	7.000%	1,548,000	1,568,362
06/01/2031	8.375%	2,271,000	2,324,600
02/01/2032	9.875%	2,466,000	2,613,213
Venture Global Plaquemines LNG LLC(a)
12/15/2030	6.125%	1,071,000	1,112,372
05/01/2033	7.500%	1,765,000	1,958,639
01/15/2034	6.500%	3,957,000	4,164,412
06/15/2034	6.500%	1,418,000	1,491,654
05/01/2035	7.750%	1,765,000	2,002,948
01/15/2036	6.750%	10,369,000	11,056,368
Western Midstream Operating LP
03/01/2031	4.800%	2,439,000	2,460,238
Williams Companies, Inc. (The)
08/15/2028	5.300%	17,155,000	17,708,033
Total			163,255,412
Oil Field Services 0.6%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	1,387,000	1,441,316
Archrock Services LP /Partners Finance Corp.(a)
02/01/2034	6.000%	1,147,000	1,160,275
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
13

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	916,000	949,142
10/01/2033	6.500%	3,030,000	3,125,148
10/01/2035	6.750%	1,726,000	1,802,734
Nabors Industries, Inc.(a)
01/31/2030	9.125%	3,094,000	3,254,314
08/15/2031	8.875%	3,248,000	3,363,948
11/15/2032	7.625%	2,291,000	2,353,706
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	2,893,031	2,966,352
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	5,171,833	5,282,462
Transocean, Inc.(a)
05/15/2029	8.250%	776,000	807,817
05/15/2031	8.500%	3,061,000	3,237,514
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	7,226,000	7,467,952
Total			37,212,680
Other Industry 0.1%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	1,358,000	1,337,021
Installed Building Products, Inc.(a)
02/01/2034	5.625%	865,000	877,531
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	1,054,000	1,047,767
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	983,000	1,015,169
04/15/2030	6.625%	1,303,000	1,348,610
Total			5,626,098
Other REIT 0.3%
Ladder Capital Finance Holdings LLLP/Corp.(a)
07/15/2031	7.000%	966,000	1,017,737
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	4,100,000	4,100,052
05/15/2029	4.875%	1,134,000	1,114,234
02/01/2030	7.000%	947,000	980,858
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	616,000	632,841
02/15/2029	4.500%	860,000	848,280
04/01/2032	6.500%	1,679,000	1,739,369
06/15/2033	6.500%	1,540,000	1,600,540
RHP Hotel Properties LP/Finance Corp.(a),(h)
03/15/2034	5.750%	692,000	696,583
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	1,102,000	1,096,544
Service Properties Trust
06/15/2029	8.375%	1,009,000	1,062,534
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Service Properties Trust(a)
11/15/2031	8.625%	1,493,000	1,570,669
Total			16,460,241
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	7,092,000	6,763,937
01/30/2031	6.250%	1,518,000	1,554,326
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	5,482,000	5,475,294
04/15/2032	6.750%	1,763,000	1,775,774
Silgan Holdings, Inc.
02/01/2028	4.125%	3,935,000	3,900,445
Total			19,469,776
Pharmaceuticals 0.7%
1261229 BC Ltd.(a)
04/15/2032	10.000%	8,068,000	8,381,331
AbbVie, Inc.
03/15/2029	4.800%	13,495,000	13,863,631
11/21/2029	3.200%	3,726,000	3,639,307
Bausch Health Companies, Inc.(a)
06/01/2028	4.875%	2,831,000	2,629,967
09/30/2028	11.000%	789,000	824,805
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	6,892,000	6,796,807
Jazz Securities DAC(a)
01/15/2029	4.375%	2,600,000	2,563,473
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,379,000	1,353,073
04/30/2031	5.125%	713,000	632,356
Total			40,684,750
Property & Casualty 1.3%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	721,000	722,474
08/01/2029	6.000%	3,376,000	3,149,374
07/01/2032	6.750%	1,428,000	1,400,965
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	718,000	708,266
04/15/2028	6.750%	4,521,000	4,569,970
11/01/2029	5.875%	1,991,000	1,945,595
01/15/2031	7.000%	2,647,000	2,689,262
10/01/2031	6.500%	1,285,000	1,294,055
10/01/2032	7.375%	4,981,000	4,940,904
AmWINS Group, Inc.(a)
02/15/2029	6.375%	1,979,000	2,013,414
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	5,071,000	5,195,206
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	14,093,000	13,934,816
Asurion LLC and Asurion Co-Issuer, Inc.(a)
02/01/2034	8.375%	1,709,000	1,698,884
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	6,624,000	6,417,085
Howden UK Refinance PLC/2 PLC/US Refinance LLC(a)
02/15/2032	8.125%	10,983,000	10,517,915
HUB International Ltd.(a)
01/31/2032	7.375%	1,895,000	1,933,316
HUB International, Ltd.(a)
06/15/2030	7.250%	9,107,000	9,392,127
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	3,637,000	3,699,393
Ryan Specialty LLC(a)
08/01/2032	5.875%	1,741,000	1,756,203
Total			77,979,224
Railroads 0.3%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	2,787,000	2,873,218
Norfolk Southern Corp.
08/01/2030	5.050%	10,246,000	10,654,680
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	6,357,000	6,686,178
Total			20,214,076
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	6,399,000	6,319,067
09/15/2029	5.625%	1,840,000	1,872,580
10/15/2030	4.000%	3,320,000	3,191,688
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	6,695,000	6,316,081
Yum! Brands, Inc.
04/01/2032	5.375%	2,405,000	2,444,291
Total			20,143,707
Retailers 0.4%
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	1,991,000	2,041,301
08/01/2033	7.375%	3,539,000	3,626,384
Asbury Automotive Group, Inc.(a)
02/15/2032	5.000%	701,000	681,564
Beach Acquisition Bidco LLC(a),(i)
07/15/2033	10.000%	5,408,323	5,976,363
Belron UK Finance PLC(a)
10/15/2029	5.750%	1,924,000	1,967,350
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	999,000	979,508
01/15/2030	6.375%	699,000	716,389
L Brands, Inc.
02/01/2028	5.250%	1,053,000	1,058,885
11/01/2035	6.875%	1,511,000	1,539,223
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	1,142,000	1,126,166
08/01/2031	8.250%	1,111,000	1,170,027
Lithia Motors, Inc.(a)
01/15/2031	4.375%	1,325,000	1,270,663
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	3,954,000	3,731,513
Total			25,885,336
Supermarkets 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%	536,000	531,603
Albertsons Cos, Inc.(a)
03/31/2032	5.625%	3,056,000	3,067,725
Total			3,599,328
Technology 3.6%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	4,353,000	4,560,098
APLD ComputeCo LLC(a)
12/15/2030	9.250%	7,909,000	8,302,625
Black Pearl Compute LLC(a)
02/15/2031	6.125%	3,521,000	3,605,391
Block, Inc.
06/01/2026	2.750%	1,714,000	1,706,359
06/01/2031	3.500%	1,723,000	1,616,121
05/15/2032	6.500%	3,394,000	3,491,241
Block, Inc.(a)
08/15/2030	5.625%	2,099,000	2,126,382
08/15/2033	6.000%	1,641,000	1,666,803
Broadcom, Inc.(a)
11/15/2036	3.187%	7,767,000	6,697,462
CACI International, Inc.(a),(h)
06/15/2033	6.375%	4,386,000	4,522,007
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	1,053,000	674,150
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	1,315,000	831,030
Cipher Compute LLC(a)
11/15/2030	7.125%	3,692,000	3,850,383
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	9,465,000	7,777,226
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
15

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cloud Software Group, Inc,(a)
08/15/2033	6.625%	858,000	809,720
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	6,872,000	6,696,769
06/30/2032	8.250%	2,850,000	2,852,499
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	12,510,000	10,234,650
CoreWeave, Inc.(a)
06/01/2030	9.250%	2,126,000	2,082,054
02/01/2031	9.000%	2,701,000	2,612,049
Entegris Escrow Corp.(a)
04/15/2029	4.750%	2,603,000	2,606,130
06/15/2030	5.950%	5,154,000	5,257,563
Fair Isaac Corp.(a)
05/15/2033	6.000%	1,530,000	1,546,405
Flash Compute LLC(a)
12/31/2030	7.250%	2,056,000	2,106,003
Gartner, Inc.(a)
07/01/2028	4.500%	1,484,000	1,462,595
HealthEquity, Inc.(a)
10/01/2029	4.500%	2,857,000	2,781,114
Intel Corp.
03/25/2050	4.750%	6,800,000	5,660,433
ION Platform Finance US Inc./SARL(a)
05/01/2028	4.625%	2,367,000	2,192,467
05/01/2028	5.000%	962,000	892,225
05/15/2028	5.750%	4,665,000	4,361,647
05/01/2029	8.750%	4,437,000	4,125,071
05/30/2029	9.500%	4,782,000	4,490,800
ION Platform Finance US, Inc.(a)
09/30/2032	7.875%	4,312,000	3,466,388
Iron Mountain, Inc.(a)
09/15/2027	4.875%	4,523,000	4,520,849
09/15/2029	4.875%	664,000	657,712
07/15/2030	5.250%	2,592,000	2,578,632
01/15/2033	6.250%	1,187,000	1,211,912
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	5,604,000	5,268,932
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	4,022,000	4,314,773
NCR Corp.(a)
10/01/2028	5.000%	3,473,000	3,415,457
04/15/2029	5.125%	893,000	875,387
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	5,188,000	5,203,736
05/15/2031	10.375%	1,698,000	1,714,104
02/15/2033	9.500%	1,304,000	1,277,882
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	834,000	808,087
05/11/2031	2.500%	1,155,000	1,057,580
01/15/2033	5.000%	7,610,000	7,769,233
Oracle Corp.
09/26/2065	6.100%	21,248,000	18,402,043
Picard Midco, Inc.(a)
03/31/2029	6.500%	6,693,000	6,562,819
Science Applications International Corp.(a)
11/01/2033	5.875%	3,610,000	3,579,767
Seagate Data Storage Technology Pte Ltd.(a)
12/15/2029	8.250%	1,930,000	2,036,915
Sensata Technologies BV(a)
09/01/2030	5.875%	2,018,000	2,038,454
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	436,000	455,394
Shift4 Payments LLC/Finance Sub, Inc.(a)
08/15/2032	6.750%	3,512,000	3,437,998
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	1,508,000	1,535,303
SV RNO Property Owner 1 LLC(a)
03/01/2031	5.875%	9,573,000	9,614,361
Synaptics, Inc.(a)
06/15/2029	4.000%	3,259,000	3,145,751
UKG, Inc.(a)
02/01/2031	6.875%	3,054,000	2,963,583
WEX, Inc.(a)
03/15/2033	6.500%	3,004,000	3,014,954
WULF Compute LLC(a)
10/15/2030	7.750%	1,771,000	1,875,136
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	4,407,000	3,801,873
Total			220,802,487
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	3,179,000	3,151,905
06/15/2032	8.375%	3,883,000	3,819,326
ERAC USA Finance LLC(a)
05/01/2028	4.600%	13,488,000	13,691,912
Total			20,663,143
Wireless 0.6%
Altice France(a)
03/15/2032	6.500%	4,496,193	4,299,503
07/15/2032	6.875%	1,003,050	962,955
Altice France Lux 3/Holdings 1(a)
01/15/2033	10.000%	726,600	683,681
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SBA Communications Corp.
02/01/2029	3.125%	5,224,000	5,026,699
Sprint Capital Corp.
11/15/2028	6.875%	3,098,000	3,327,093
T-Mobile USA, Inc.
01/15/2029	4.850%	16,320,000	16,718,091
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	2,637,000	2,324,470
07/15/2031	4.750%	2,092,000	1,860,289
04/15/2032	7.750%	2,977,000	2,976,985
Total			38,179,766
Wirelines 0.6%
AT&T, Inc.
12/01/2033	2.550%	6,715,000	5,817,556
Fibercop SpA(a)
07/18/2036	7.200%	2,101,000	2,138,033
Iliad Holding SAS(a)
10/15/2028	7.000%	5,063,000	5,120,991
Iliad Holding SASU(a)
04/15/2031	8.500%	1,651,000	1,767,879
04/15/2032	7.000%	1,563,000	1,606,847
Level 3 Financing, Inc.(a)
01/15/2036	8.500%	2,753,000	2,865,990
Optics Bidco SpA(a)
06/04/2038	7.721%	1,579,000	1,622,059
Uniti Group LP/Finance 2019, Inc./CSL Capital LLC(a)
06/15/2032	8.625%	1,285,000	1,302,321
Verizon Communications, Inc.
03/21/2031	2.550%	7,180,000	6,641,813
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	4,339,000	4,562,965
Windstream Services LLC(a)
10/15/2033	7.500%	1,879,000	1,954,838
Total			35,401,292
Total Corporate Bonds & Notes (Cost $2,218,953,181)			2,252,097,587

Exchange-Traded Fixed Income Funds 1.0%
	Shares	Value ($)
High Yield 1.0%
Columbia Short Duration High Yield ETF(l)	2,876,000	58,386,539
Total Exchange-Traded Fixed Income Funds (Cost $57,778,840)		58,386,539

Foreign Government Obligations(m),(n) 11.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Angola 0.5%
Angolan Government International Bond(a)
04/14/2032	8.750%		6,791,000	6,654,052
10/15/2035	9.875%		5,962,000	6,083,435
05/08/2048	9.375%		19,939,000	17,963,823
Total				30,701,310
Bahrain 0.2%
Bahrain Government International Bond(a)
02/03/2038	7.100%		12,000,000	12,034,788
Brazil 0.5%
Brazil Notas do Tesouro Nacional Series F
01/01/2027	10.000%	BRL	44,000,000	8,519,217
Brazilian Government International Bond
06/12/2030	3.875%		2,024,000	1,951,972
01/12/2056	7.250%		18,680,000	18,966,342
Total				29,437,531
Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%		3,264,000	3,281,487
11/15/2028	8.500%		880,000	920,949
02/15/2030	9.000%		2,480,000	2,637,636
12/01/2031	7.000%		1,080,000	1,152,900
Total				7,992,972
Chile 0.4%
Chile Government International Bond
05/07/2041	3.100%		18,654,000	14,729,350
Corp Nacional del Cobre de Chile(a)
01/30/2037	5.529%		9,026,000	9,253,395
Total				23,982,745
Colombia 0.6%
Colombia Government International Bond
02/02/2034	7.500%		29,246,000	30,402,880
09/18/2037	7.375%		7,543,000	7,673,604
Total				38,076,484
Dominican Republic 0.5%
Dominican Republic International Bond(a)
01/30/2030	4.500%		4,264,000	4,168,201
04/30/2044	7.450%		7,900,000	8,762,148
01/27/2045	6.850%		6,344,000	6,634,113
01/30/2060	5.875%		9,057,000	8,169,470
Total				27,733,932
Ecuador 0.2%
Ecuador Government International Bond(a)
01/29/2034	8.750%		10,504,000	10,581,766
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
17

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Egypt 0.5%
Egypt Government International Bond(a)
01/31/2047	8.500%		5,700,000	5,450,838
02/16/2061	7.500%		29,245,000	24,878,599
Total				30,329,437
Ghana 0.4%
Ghana Government International Bond(a),(j)
07/03/2035	5.000%		26,996,696	24,436,918
Guatemala 0.3%
Guatemala Government Bond(a)
08/06/2031	6.050%		5,648,000	5,929,006
08/15/2036	6.250%		13,826,000	14,644,621
Total				20,573,627
Hungary 0.2%
Hungary Government International Bond(a)
09/22/2032	6.250%		8,311,000	8,930,492
09/23/2055	6.750%		5,589,000	5,996,137
Total				14,926,629
India 0.6%
Export-Import Bank of India(a)
01/15/2030	3.250%		6,200,000	6,007,224
India Government Bond
02/06/2033	7.260%	INR	1,972,730,000	22,462,953
Indian Railway Finance Corp., Ltd.(a)
02/10/2031	2.800%		7,000,000	6,522,111
Total				34,992,288
Indonesia 0.4%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(a)
05/21/2048	6.150%		10,069,000	10,137,004
PT Pertamina Persero(a)
02/09/2031	2.300%		6,300,000	5,663,245
05/30/2044	6.450%		10,612,000	11,242,728
Total				27,042,977
Ivory Coast 0.6%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%		20,109,000	19,936,688
01/30/2037	8.250%		14,496,000	15,808,473
Total				35,745,161
Kazakhstan 0.0%
KazMunayGas National Co., JSC(a)
10/24/2048	6.375%		1,935,000	1,982,028
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kenya 0.1%
Republic of Kenya Government International Bond(a)
02/26/2039	8.700%		3,100,000	3,025,198
Mexico 1.5%
Comision Federal de Electricidad(a)
01/28/2034	6.045%		310,000	313,354
Mexican Bonos
03/02/2028	8.500%	MXN	140,000,000	8,329,337
Mexico Government International Bond
03/22/2033	5.375%		17,821,000	17,865,228
05/07/2036	6.000%		5,257,000	5,395,284
01/29/2038	6.625%		3,692,000	3,900,487
02/09/2038	6.125%		8,509,000	8,625,194
08/14/2041	4.280%		300,000	244,387
Petroleos Mexicanos
06/15/2035	6.625%		22,562,000	21,586,690
02/12/2048	6.350%		8,000,000	6,417,971
01/23/2050	7.690%		21,001,000	19,111,198
Total				91,789,130
Mongolia 0.2%
Mongolia Government International Bond(a)
01/19/2028	8.650%		10,897,000	11,676,476
Nigeria 0.3%
Nigeria Government International Bond(a)
11/28/2047	7.625%		16,451,000	15,576,995
Oman 0.2%
Oman Government International Bond(a)
01/17/2048	6.750%		11,152,000	12,296,414
Paraguay 0.1%
Paraguay Government International Bond(a)
03/27/2027	4.700%		1,429,000	1,442,937
08/11/2044	6.100%		2,939,000	3,057,601
Total				4,500,538
Peru 0.4%
Peruvian Government International Bond
03/30/2036	5.500%		19,017,000	19,661,409
11/18/2050	5.625%		4,691,000	4,663,398
Total				24,324,807
Romania 0.3%
Romanian Government International Bond(a)
02/10/2037	7.500%		4,732,000	5,361,011
02/14/2051	4.000%		13,572,000	9,784,088
Total				15,145,099
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Foreign Government Obligations(m),(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saudi Arabia 0.5%
GACI First Investment Co.(a)
01/29/2054	5.375%	14,441,000	13,417,507
Saudi Arabian Oil Co.(a)
11/24/2030	2.250%	15,163,000	13,824,693
Saudi Government International Bond(a)
02/02/2061	3.450%	8,626,000	5,620,163
Total			32,862,363
South Africa 0.4%
Republic of South Africa Government International Bond
09/30/2049	5.750%	16,100,000	13,560,958
04/20/2052	7.300%	5,899,000	5,967,235
Republic of South Africa Government International Bond(a)
12/11/2055	7.250%	3,036,000	3,034,437
Total			22,562,630
Sri Lanka 0.2%
Sri Lanka Government International Bond(a),(j)
02/15/2038	3.600%	12,925,970	12,857,853
Turkey 1.1%
Turkey Government International Bond
05/11/2047	5.750%	18,252,000	14,901,099
Turkiye Government International Bond
02/12/2032	7.125%	41,553,000	43,467,936
01/14/2038	6.875%	7,490,000	7,463,107
Total			65,832,142
United Arab Emirates 0.3%
DP World Crescent Ltd.(a)
07/18/2029	3.875%	5,600,000	5,477,916
DP World Ltd.(a)
09/25/2048	5.625%	6,091,000	5,949,048
DP World PLC(a)
07/02/2037	6.850%	3,650,000	4,091,516
09/30/2049	4.700%	2,000,000	1,727,400
Total			17,245,880
Total Foreign Government Obligations (Cost $686,544,674)			700,266,118

Joint Ventures(o) 0.4%
Value ($)
Itasca Park LLC(c),(f),(l),(p)	12,850,500
Itasca Park LLC - Unfunded(c),(f),(l),(p)	12,000,000
Total Joint Ventures (Cost $25,000,000)	24,850,500

Residential Mortgage-Backed Securities - Agency 30.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS(b),(q)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	2.433%	42,503,983	4,645,732
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	2.218%	60,510,477	7,218,791
CMO Series 2023-62 Class SA
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2048	2.418%	63,142,530	8,080,236
CMO Series 2025-104A Class SC
-1.0 x 30-day Average SOFR + 5.550% Cap 5.550% 12/25/2055	1.883%	107,059,271	8,498,354
Fannie Mae REMICS(b)
CMO Series 2022-60A Class FA
30-day Average SOFR + 0.700% Floor 0.700%, Cap 6.000% 09/25/2052	4.367%	46,674,041	46,452,629
CMO Series 2025-13 Class FA
30-day Average SOFR + 1.300% Floor 1.300%, Cap 6.500% 03/25/2055	4.967%	47,821,455	48,269,370
Federal Home Loan Mortgage Corp.
05/01/2052	3.000%	49,987,927	45,766,564
09/01/2052- 10/01/2053	5.000%	69,188,599	70,704,409
12/01/2053	5.500%	32,010,912	33,036,430
12/01/2053	6.000%	32,103,243	33,644,092
Federal Home Loan Mortgage Corp.(q)
CMO Series 304 Class C69
12/15/2042	4.000%	1,630,817	280,209
CMO Series 4147 Class CI
01/15/2041	3.500%	40,663	33
Federal Home Loan Mortgage Corp.(b),(q)
CMO Series 318 Class S1
-1.0 x 30-day Average SOFR + 5.836% Cap 5.950% 11/15/2043	2.177%	3,379,694	392,048
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
19

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	2.027%	5,122,359	543,958
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	2.268%	18,201,817	2,114,530
CMO STRIPS Series 326 Class S1
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/15/2044	2.227%	586,364	65,247
Federal Home Loan Mortgage Corp.(q),(r)
CMO Series 4515 Class SA
08/15/2038	2.242%	2,107,005	129,486
Federal Home Loan Mortgage Corp. REMICS(q)
CMO Series 5051 Class KI
12/25/2050	2.500%	30,368,900	4,408,966
CMO Series 5192 Class PI
10/25/2051	2.500%	47,718,703	5,966,231
CMO Series 5198 Class KI
02/25/2052	3.000%	35,494,826	6,065,501
Federal National Mortgage Association
08/01/2032- 04/01/2052	3.000%	31,005,050	28,383,145
04/01/2052	2.500%	13,067,784	11,393,449
05/01/2052- 06/01/2052	3.500%	137,241,751	131,121,750
10/01/2053	5.500%	30,397,436	31,371,239
Federal National Mortgage Association(q),(r)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	1,646,270	16
Federal National Mortgage Association(q)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	85,861	479
CMO Series 2013-1 Class AI
02/25/2043	3.500%	1,231,654	170,277
Federal National Mortgage Association(b),(q)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	2.118%	4,875,879	553,226
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	2.368%	8,394,226	1,112,533
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-26 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/25/2046	2.268%	7,355,684	947,846
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	2.218%	4,663,851	617,395
CMO Series 2016-42 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/25/2046	2.218%	16,422,731	2,213,009
CMO Series 2017-47 Class SE
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 06/25/2047	2.318%	5,135,760	667,338
CMO Series 2017-56 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	2.368%	17,851,636	2,421,414
CMO Series 2018-76 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	2.368%	5,985,298	870,454
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	2.268%	16,356,165	2,364,773
CMO Series 2019-8 Class SG
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2049	2.218%	15,794,114	1,724,417
Federal National Mortgage Association REMICS(q)
CMO Series 2020-77 Class IL
11/25/2050	2.500%	29,245,999	3,562,297
Federal National Mortgage Association REMICS(b),(q)
CMO Series 2023-61 Class GS
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 12/25/2053	2.033%	111,586,770	6,002,409
Freddie Mac REMICS(q)
CMO Series 5287 Class NI
05/25/2051	3.500%	34,054,720	6,813,072
The accompanying Notes to Financial Statements are an integral part of this statement.
20
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac REMICS(b),(q)
CMO Series 5356 Class SC
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 07/15/2049	2.227%	76,122,334	8,789,678
CMO Series 5559 Class SC
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 07/25/2055	2.183%	35,426,945	2,894,381
Freddie Mac REMICS(b)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	7.617%	28,665,720	29,194,640
CMO Series 5515 Class FM
30-day Average SOFR + 1.350% Floor 1.350%, Cap 6.500% 03/25/2055	5.017%	25,388,605	25,662,685
CMO Series 5517 Class HT
30-day Average SOFR + 3.950% Floor 3.950%, Cap 8.250% 03/25/2055	7.617%	24,309,251	24,739,398
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	7.617%	13,587,246	13,822,380
CMO Series 5573 Class F
30-day Average SOFR + 1.000% Cap 8.550% 09/25/2055	7.967%	17,480,382	17,875,596
Government National Mortgage Association
08/15/2031	7.000%	7,419	7,653
04/15/2034	5.000%	50,963	52,008
Government National Mortgage Association(q)
CMO Series 2014-190 Class AI
12/20/2038	3.500%	4,138,348	196,447
CMO Series 2020-138 Class GI
09/20/2050	3.000%	27,639,017	4,351,421
CMO Series 2020-191 Class UG
12/20/2050	3.500%	32,031,051	5,351,892
CMO Series 2021-140 Class IW
08/20/2051	3.500%	38,539,357	7,149,933
CMO Series 2021-57 Class KI
03/20/2051	3.500%	35,111,407	7,188,246
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-89 Class IO
05/20/2051	3.000%	40,604,758	7,444,375
Government National Mortgage Association(b),(q)
CMO Series 2016-20 Class SQ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 02/20/2046	2.318%	7,360,187	1,075,583
CMO Series 2017-129 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	2.418%	6,207,211	856,634
CMO Series 2017-133 Class SM
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2047	2.468%	6,613,577	916,716
CMO Series 2017-141 Class ES
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2047	2.418%	8,945,203	1,436,495
CMO Series 2018-124 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	2.418%	10,325,644	1,466,175
CMO Series 2018-147 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	2.368%	20,215,473	2,968,644
CMO Series 2018-155 Class ES
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 11/20/2048	2.318%	8,468,995	1,162,884
CMO Series 2018-168 Class SA
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 12/20/2048	2.318%	7,231,997	1,152,545
CMO Series 2018-67 Class SP
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	2.418%	6,549,991	911,301
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
21

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-152 Class BS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	2.268%	17,390,030	2,337,015
CMO Series 2019-23 Class LS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 02/20/2049	2.268%	4,892,642	590,869
CMO Series 2019-23 Class QS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2049	2.268%	13,995,726	1,689,439
CMO Series 2019-29 Class DS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	2.268%	12,028,568	1,250,890
CMO Series 2019-41 Class AS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2049	2.268%	11,553,466	1,395,354
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	2.368%	7,675,474	910,316
CMO Series 2019-59 Class JS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	2.368%	7,833,903	901,256
CMO Series 2020-101 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.418%	45,970,406	6,563,471
CMO Series 2020-55 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2050	2.268%	30,909,819	4,020,842
CMO Series 2020-61 Class SM
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 07/20/2043	2.818%	30,101,402	4,880,744
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	2.268%	34,654,715	4,201,420
CMO Series 2021-155 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.518%	37,611,924	5,588,410
CMO Series 2021-58 Class SH
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 04/20/2051	2.518%	41,796,363	5,941,219
CMO Series 2022-148 Class BS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/20/2052	2.289%	21,630,215	2,723,086
CMO Series 2022-197 Class DS
-1.0 x 30-day Average SOFR + 6.800% Cap 6.800% 11/20/2052	3.139%	52,457,513	6,959,822
CMO Series 2022-215 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	2.268%	58,822,510	8,093,754
CMO Series 2022-90 Class SD
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	2.268%	33,352,412	4,079,444
CMO Series 2022-90 Class SM
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2050	2.368%	55,049,223	6,959,648
CMO Series 2023-165 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 02/20/2050	2.368%	63,075,321	8,248,196
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	2.268%	53,281,826	6,234,645
The accompanying Notes to Financial Statements are an integral part of this statement.
22
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-18 Class SB
-1.0 x 30-day Average SOFR + 5.690% Cap 5.690% 02/20/2053	2.029%	36,311,095	3,438,189
CMO Series 2023-32 Class SD
-1.0 x 30-day Average SOFR + 5.750% Cap 5.750% 02/20/2053	2.089%	64,262,963	6,455,536
CMO Series 2023-66 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.418%	59,872,279	7,859,458
CMO Series 2023-75 Class SB
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2050	2.268%	65,598,012	8,372,491
CMO Series 2024-110 Class SG
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 07/20/2054	2.289%	49,843,639	3,703,382
CMO Series 2024-110 Class SQ
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 07/20/2054	2.989%	66,518,784	7,405,969
CMO Series 2024-128 Class S
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	2.418%	53,922,270	6,049,858
CMO Series 2024-24 Class SB
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	2.268%	48,015,637	6,179,334
CMO Series 2024-25 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	2.518%	71,364,290	9,587,678
CMO Series 2024-30 Class IM
-1.0 x 30-day Average SOFR + 5.250% Cap 5.250% 02/20/2054	1.589%	86,100,110	4,443,265
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-30 Class SN
30-day Average SOFR + 6.950% Cap 6.950% 02/20/2054	3.289%	98,168,802	10,124,757
CMO Series 2024-64 Class SM
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 04/20/2054	2.297%	45,430,153	4,887,926
CMO Series 2024-64 Class SN
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 04/20/2054	1.639%	63,790,769	3,759,943
CMO Series 2024-79 Class HS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	3.589%	26,944,510	3,044,261
CMO Series 2024-79 Class JS
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	3.589%	41,993,807	4,972,067
CMO Series 2024-97 Class YS
-1.0 x 30-day Average SOFR + 6.650% Cap 6.650% 06/20/2054	2.989%	63,337,429	6,225,018
CMO Series 2025-25 Class SH
-1.0 x 30-day Average SOFR + 5.300% Cap 5.300% 02/20/2055	1.639%	38,961,344	2,554,707
Government National Mortgage Association(b)
CMO Series 2025-149M Class FP
30-day Average SOFR + 1.100% Floor 1.100%, Cap 6.500% 09/20/2055	4.762%	17,885,908	18,038,898
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	7.662%	23,649,546	24,588,828
Government National Mortgage Association TBA(h)
03/19/2056	3.000%	32,000,000	29,346,519
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
23

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(h)
03/12/2038	6.000%	152,000,000	155,904,617
03/17/2041- 03/13/2054	3.000%	91,000,000	83,495,564
03/13/2055	4.000%	174,500,000	169,581,428
03/13/2055	5.000%	203,000,000	203,910,544
03/12/2056	4.500%	101,000,000	99,873,869
03/12/2056	5.500%	176,100,000	178,923,374
Total Residential Mortgage-Backed Securities - Agency (Cost $1,845,103,180)			1,871,558,384

Residential Mortgage-Backed Securities - Non-Agency 6.6%

A&D Mortgage Trust(a),(j)
CMO Series 2024-NQM3 Class A1
07/25/2069	6.451%	11,763,624	11,937,607
Barclays Mortgage Loan Trust(a),(r)
CMO Series 2025-NQM3 Class A1
05/25/2065	5.640%	8,391,866	8,509,975
CAFL Issuer LLC(a),(j)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	1,198,453	1,198,441
Citigroup Mortgage Loan Trust, Inc.(a),(r)
CMO Series 2010-6 Class 2A2
09/25/2035	6.041%	5,516	5,491
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	67,093	66,877
Cross Mortgage Trust(a),(r)
CMO Series 2025-H5 Class A1
07/25/2070	5.509%	10,126,855	10,246,686
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	8.917%	9,950,000	10,375,463
Subordinated CMO Series 2020-DNA6 Class B1
30-day Average SOFR + 3.000% 12/25/2050	6.667%	15,400,000	16,492,439
Subordinated CMO Series 2021-DNA1 Class B1
30-day Average SOFR + 2.650% 01/25/2051	6.317%	10,400,000	10,951,486
Subordinated CMO Series 2021-DNA5 Class B1
30-day Average SOFR + 3.050% 01/25/2034	6.717%	15,700,000	16,685,167
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2019-CS02 Class B2
30-day Average SOFR + 0.114% 02/25/2032	4.454%	3,309,898	3,271,013
CMO Series 2019-CS02 Class B3
30-day Average SOFR + 0.114% 02/25/2032	4.454%	7,646,288	7,401,864
Freddie Mac Structured Agency Credit Risk Debt Notes(q)
CMO Series 2019-CS02 Class IO
02/25/2029	0.270%	623,276,065	3,784,034
CMO Series 2020-CS02 Class IO1
05/25/2030	0.090%	1,128,930,757	2,938,494
CMO Series 2020-CS02 Class IO2
06/25/2030	0.115%	1,128,930,757	3,754,711
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
Subordinated CMO Series 2020-CS02 Class B2
30-day Average SOFR + 0.114% 06/25/2033	4.454%	14,608,000	12,600,672
GCAT Trust(a),(j)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.550%	12,312,256	12,459,388
GITSIT Mortgage Loan Trust(a),(j)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.276%	5,527,365	5,533,308
HTAP Issuer Trust(a)
CMO Series 2025-1 Class A
11/25/2042	6.500%	3,875,292	3,903,127
LHOME Mortgage Trust(a),(j)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	14,150,000	14,179,309
CMO Series 2024-RTL2 Class A1
03/25/2029	7.128%	8,000,000	8,031,891
MFA Trust(j)
CMO Series 2024-NPL1 Class A1
09/25/2054	6.330%	24,480,590	24,655,972
OBX Trust(a),(j)
CMO Series 2024-NQM3 Class A1
12/25/2063	6.129%	7,073,426	7,132,863
OSAT Trust(a),(j)
CMO Series 2021-RPL1 Class A2
05/25/2065	7.967%	7,610,856	7,762,895
Preston Ridge Partners Mortgage Trust(a),(j)
CMO Series 2023-RCF1 Class M1
06/25/2053	4.000%	11,431,000	11,216,558
PRKCM Trust(a),(r)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	11,924,140	11,556,344
The accompanying Notes to Financial Statements are an integral part of this statement.
24
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM LLC(a),(j)
CMO Series 2024-7 Class A1
11/25/2029	5.870%	14,803,809	14,814,998
CMO Series 2024-8 Class A1
12/25/2029	5.897%	8,534,033	8,538,073
CMO Series 2025-2 Class A1
05/25/2030	6.469%	12,161,932	12,142,760
PRPM Trust(a),(r)
CMO Series 2025-NQM6 Class A1
10/25/2070	4.986%	30,387,921	30,539,936
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M2
30-day Average SOFR + 3.150% 12/27/2033	6.817%	9,265,139	9,299,848
CMO Series 2024-1 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 09/25/2034	6.567%	5,389,413	5,419,726
RCO X Mortgage LLC(a),(j)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	15,133,732	15,137,667
SAIF Securitization Trust(a),(j)
CMO Series 2025-CES1 Class A1
06/25/2065	5.406%	15,788,110	15,957,890
Toorak Mortgage Trust(a),(j)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	19,650,000	19,679,648
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% 10/25/2033	9.288%	6,620,298	6,696,595
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	11,421,309	11,432,030
VCAT LLC(a),(j)
CMO Series 2026-NPL1 Class A1
01/25/2056	5.101%	12,301,219	12,266,953
Vericrest Opportunity Loan Transferee(a),(j)
CMO Series 2021-NPL4 Class A1
03/27/2051	6.240%	515,006	515,134
Visio Trust(a),(r)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	4,200,000	4,151,375
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	3,600,000	3,564,195
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $388,517,588)			396,808,903

Rights 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Entertainment 0.0%
Cineworld Group PLC(f)	31,901	529,552
Wireless Telecommunication Services 0.0%
Altice Luxembourg France SA, CVR(a),(c),(f),(g),(p)	3,038	47,567
Total Communication Services		577,119
Total Rights (Cost $391,497)		577,119

Senior Loans 10.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.1%
Bleriot US Bidco, Inc.(b),(s)
Term Loan
3-month Term SOFR + 2.500% 10/31/2030	6.172%	740,625	740,358
Goat Holdco LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.500% 01/27/2032	6.173%	1,697,476	1,690,754
Karman Holdings, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.750% 04/01/2032	6.423%	1,260,416	1,261,992
TransDigm, Inc.(b),(s)
Tranche J Term Loan
1-month Term SOFR + 2.500% 02/28/2031	6.173%	3,964,624	3,963,633
Tranche M Term Loan
1-month Term SOFR + 2.500% 08/19/2032	6.173%	159,979	159,886
Total			7,816,623
Airlines 0.1%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(s)
Term Loan
3-month Term SOFR + 2.250% 04/20/2028	5.918%	2,305,933	2,300,974
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(s),(t)
Term Loan
3-month Term SOFR + 2.750% 05/28/2032	6.418%	814,897	814,645
American Airlines, Inc.(b),(s)
Term Loan
3-month Term SOFR + 2.250% 06/04/2029	6.258%	1,482,679	1,479,906
Total			4,595,525
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
25

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.1%
American Axle & Manufacturing, Inc.(b),(s)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	6.660%	793,574	791,590
Clarios Global LP(b),(s)
1st Lien Term Loan
1-month Term SOFR + 2.500% 05/06/2030	6.173%	2,110,065	2,102,153
1-month Term SOFR + 2.750% 01/28/2032	6.423%	1,343,813	1,339,338
First Brands Group LLC(e),(s)
1st Lien Term Loan
03/30/2027	10.786%	827,740	1,796
03/30/2027	10.786%	986,883	2,142
First Brands Group LLC(b),(s),(u)
Debtor in Possession Term Loan
1-month Term SOFR + 10.000% 06/29/2026	13.671%	726,560	133,505
First Brands Group LLC(b),(s)
Term Loan
1-month Term SOFR + 7.000% 06/29/2026	10.671%	2,081,144	4,162
Total			4,374,686
Brokerage/Asset Managers/Exchanges 0.4%
Aretec Group, Inc.(b),(s)
Tranche B4 1st Lien Term Loan
1-month Term SOFR + 3.000% 08/09/2030	6.673%	2,199,520	2,120,096
Chicago US Midco III LP(b),(s),(t),(v)
Delayed Draw Term Loan
3-month Term SOFR + 1.250% 11/01/2032	1.250%	172,477	169,889
Chicago US Midco III LP(b),(s)
Term Loan
1-month Term SOFR + 2.500% 11/01/2032	6.173%	1,161,343	1,143,923
DRW Holdings LLC(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.500% 06/26/2031	7.173%	792,000	776,160
Focus Financial Partners LLC(b),(s)
Tranche C Term Loan
1-month Term SOFR + 2.500% 09/15/2031	6.173%	2,380,217	2,240,379
GIH Borrower LLC(b),(s)
Term Loan
3-month Term SOFR + 2.500% 11/26/2031	6.172%	1,732,500	1,721,672
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
GTCR Everest Borrower LLC(b),(s)
Term Loan
3-month Term SOFR + 2.500% 09/05/2031	6.160%	2,475,063	2,425,041
HighTower Holding LLC(b),(s)
Term Loan
3-month Term SOFR + 2.750% 02/03/2032	6.413%	1,381,384	1,359,807
Jefferies Finance LLC(b),(s)
Term Loan
1-month Term SOFR + 2.750% 10/21/2031	6.410%	2,092,006	2,034,476
June Purchaser LLC(b),(s),(t),(v)
Delayed Draw Term Loan
3-month Term SOFR + 2.750% 11/28/2031	2.750%	179,947	178,448
June Purchaser LLC(b),(s)
Term Loan
3-month Term SOFR + 2.750% 11/28/2031	6.422%	1,071,587	1,062,660
Osaic Holdings, Inc.(b),(s)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 07/30/2032	6.164%	3,003,087	2,902,664
PEX Holdings LLC(b),(c),(s)
Term Loan
3-month Term SOFR + 2.750% 11/26/2031	6.422%	3,428,081	3,333,809
VFH Parent LLC(b),(s)
Tranche B2 Term Loan
1-month Term SOFR + 2.500% 06/21/2031	6.173%	1,639,704	1,634,244
Total			23,103,268
Building Materials 0.4%
Cornerstone Building Brands, Inc.(b),(s)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/12/2028	7.010%	1,353,234	988,348
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.160%	276,670	178,107
Covia Holdings LLC(b),(s)
Term Loan
3-month Term SOFR + 2.750% 02/26/2032	6.402%	1,805,925	1,802,169
DG Investment Intermediate Holdings 2, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.250% 07/09/2032	6.923%	1,143,273	1,141,136
The accompanying Notes to Financial Statements are an integral part of this statement.
26
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Green Infrastructure Partners, Inc.(b),(s)
Term Loan
3-month Term SOFR + 2.750% 09/24/2032	6.422%	1,868,927	1,865,432
Johnstone Supply LLC(b),(s)
Term Loan
1-month Term SOFR + 2.250% 06/09/2031	5.921%	3,351,386	3,336,304
Kodiak BP LLC(b),(s)
Term Loan
1-month Term SOFR + 3.750% 12/04/2031	7.423%	2,297,846	2,295,617
LBM Acquisition LLC(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	7.527%	1,824,591	1,501,638
1-month Term SOFR + 5.000% 06/06/2031	8.677%	573,567	494,942
Madison Safety & Flow LLC(b),(s)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 2.500% 09/26/2031	6.173%	1,332,898	1,331,565
MI Windows and Doors LLC(b),(s)
Tranche B3 Term Loan
1-month Term SOFR + 2.750% 03/28/2031	6.423%	744,370	738,229
Park River Holdings, Inc.(b),(s)
Term Loan
3-month Term SOFR + 4.500% 03/15/2031	8.161%	695,218	691,186
Quikrete Holdings, Inc.(b),(s)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 04/14/2031	5.923%	2,370,272	2,367,617
Tranche B2 1st Lien Term Loan
1-month Term SOFR + 2.250% 03/19/2029	5.923%	248,734	248,605
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/10/2032	5.923%	760,755	759,979
Smyrna Ready Mix Concrete LLC(b),(s)
Term Loan
1-month Term SOFR + 3.000% 04/02/2029	6.673%	1,373,218	1,374,358
Specialty Building Products Holdings LLC(b),(s)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	7.523%	768,738	704,249
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Standard Building Solutions, Inc.(b),(s)
Term Loan
1-month Term SOFR + 1.750% Floor 0.500% 09/22/2028	5.427%	643,126	644,077
White Cap Supply Holdings LLC(b),(s)
Tranche C Term Loan
1-month Term SOFR + 3.250% 10/19/2029	6.923%	3,802,888	3,754,553
Total			26,218,111
Cable and Satellite 0.1%
Iridium Communications, Inc.(b),(s)
Tranche B4 Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 09/20/2030	5.923%	1,889,413	1,815,896
Sunrise Financing Partnership(b),(s)
Tranche AAA Term Loan
6-month Term SOFR + 2.500% 02/15/2032	6.129%	2,529,049	2,501,660
Telesat Canada(b),(s)
Tranche B5 Term Loan
3-month Term SOFR + 2.750% 12/07/2026	6.684%	3,429,765	2,689,930
Virgin Media Bristol LLC(b),(s)
Tranche Q Term Loan
1-month Term SOFR + 3.250% 01/31/2029	7.024%	1,000,000	969,250
Total			7,976,736
Chemicals 0.8%
A-AP Buyer, Inc.(b),(c),(s)
Term Loan
3-month Term SOFR + 2.750% 09/09/2031	6.417%	1,442,228	1,438,623
Chemours Co. (The)(b),(s)
Tranche B4 Term Loan
1-month Term SOFR + 3.500% 10/15/2032	7.173%	2,386,388	2,378,035
Ineos Quattro Holdings UK Ltd.(b),(s)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.023%	14,003,783	11,331,441
Ineos US Finance LLC(b),(s)
Term Loan
1-month Term SOFR + 3.250% 02/19/2030	6.923%	14,236,088	11,922,724
1-month Term SOFR + 3.000% 02/07/2031	6.673%	1,931,170	1,631,839
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
27

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Innophos Holdings, Inc.(b),(s)
Term Loan
1-month Term SOFR + 4.250% 03/16/2029	8.037%	2,615,005	2,522,173
Lummus Technology Holdings V LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/31/2029	6.173%	3,470,453	3,468,510
Nouryon Finance BV(b),(s)
Tranche B1 Term Loan
6-month Term SOFR + 3.250% 04/03/2028	7.036%	1,130,681	1,129,268
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 04/03/2028	6.917%	1,108,745	1,100,429
Olympus Water US Holding(b),(s)
Term Loan
3-month Term SOFR + 3.250% 11/03/2032	6.922%	253,734	249,187
Olympus Water US Holding Corp.(b),(s)
Tranche B6 Term Loan
3-month Term SOFR + 3.000% 06/20/2031	6.672%	3,045,368	2,982,572
Qnity Electronics, Inc.(b),(s)
Term Loan
6-month Term SOFR + 2.000% 11/01/2032	5.698%	300,000	300,843
Rockpoint Gas Storage Partners LP(b),(s)
Term Loan
3-month Term SOFR + 2.500% 09/18/2031	6.172%	2,083,547	2,085,381
Tronox Finance LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 2.500% 09/30/2031	6.172%	993,741	772,633
USALCO LLC(b),(s),(t),(v)
Delayed Draw Term Loan
3-month Term SOFR + 1.000% 09/30/2031	7.173%	273,230	273,229
USALCO LLC(b),(s)
Term Loan
1-month Term SOFR + 3.500% 09/30/2031	7.173%	2,625,480	2,625,479
W. R. Grace Holdings LLC(b),(s)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 08/19/2032	6.672%	756,007	754,745
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Windsor Holdings III LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/01/2030	6.423%	3,003,182	2,996,605
Total			49,963,716
Construction Machinery 0.0%
Engineered Machinery Holdings, Inc.(b),(s)
Term Loan
3-month Term SOFR + 3.250% 11/26/2032	6.922%	545,456	546,820
Consumer Cyclical Services 0.4%
Allied Universal Holdco LLC(b),(s)
Term Loan
1-month Term SOFR + 3.250% 08/20/2032	6.923%	2,239,582	2,238,193
AmSpec Parent LLC(b),(s)
Term Loan
3-month Term SOFR + 3.500% 12/22/2031	7.172%	995,200	995,827
Arches Buyer, Inc.(b),(s)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.023%	2,898,277	2,884,394
Corporation Service Co.(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 11/02/2029	5.673%	2,159,258	2,130,648
Cushman & Wakefield US Borrower LLC(b),(s)
Term Loan
1-month Term SOFR + 2.750% 01/31/2030	6.423%	1,657,617	1,659,689
Fleet Midco I Ltd.(b),(c),(s)
Tranche B2 Term Loan
3-month Term SOFR + 2.750% 02/21/2031	6.419%	2,176,660	2,168,497
GBT US III LLC(b),(s)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% 07/25/2031	5.668%	2,228,120	2,125,627
OMNIA Partners LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 2.750% 12/31/2032	6.455%	2,577,041	2,567,738
Prime Security Services Borrower LLC(b),(s)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.000% 10/13/2030	5.671%	1,254,810	1,251,811
The accompanying Notes to Financial Statements are an integral part of this statement.
28
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Raven Acquisition Holdings LLC(b),(s),(t),(v)
Delayed Draw Term Loan
3-month Term SOFR + 3.000% 11/19/2031	3.000%	241,482	229,753
Raven Acquisition Holdings LLC(b),(s)
Term Loan
1-month Term SOFR + 3.000% 11/19/2031	6.673%	3,355,386	3,192,415
Rosen International SARL(b),(s)
Term Loan
3-month Term SOFR + 2.250% 03/26/2031	5.922%	3,447,763	3,438,075
WW International, Inc.(b),(s)
Term Loan
3-month Term SOFR + 6.800% 06/24/2030	10.489%	836,423	710,960
Total			25,593,627
Consumer Products 0.1%
Bombardier Recreational Products, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 12/13/2029	5.923%	1,898,661	1,903,882
1-month Term SOFR + 2.250% 01/22/2031	5.923%	1,218,205	1,218,583
Lavender Dutch Borrow BV(b),(s)
Tranche B Term Loan
3-month Term SOFR + 3.250% 12/30/2032	6.935%	1,575,860	1,571,920
Recess Holdings, Inc.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 3.750% 02/20/2030	7.418%	1,831,795	1,834,854
SRAM LLC(b),(s)
Term Loan
6-month Term SOFR + 2.250% 02/27/2032	5.927%	1,703,714	1,703,714
Total			8,232,953
Diversified Manufacturing 0.5%
Columbus McKinnon Corp.(b),(s)
Term Loan
3-month Term SOFR + 3.500% 02/03/2033	7.160%	2,255,865	2,247,405
CompoSecure Holdings LLC(b),(s)
Term Loan
1-month Term SOFR + 2.250% 01/14/2033	5.910%	550,270	546,831
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DXP Enterprises, Inc.(b),(s)
Term Loan
1-month Term SOFR + 3.250% 10/11/2030	6.923%	1,338,809	1,344,834
Dynamo Midco BV(b),(s)
Tranche B1 Term Loan
1-month Term SOFR + 3.250% 09/30/2031	6.921%	560,109	560,109
EMRLD Borrower LP(b),(s)
Term Loan
3-month Term SOFR + 2.250% 05/31/2030	5.923%	2,663,570	2,651,211
6-month Term SOFR + 2.250% 08/04/2031	6.122%	136,228	135,587
Filtration Group Corp.(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.750% 10/21/2028	6.423%	2,494,512	2,496,083
Gates Corp.(b),(s)
Tranche B5 Term Loan
1-month Term SOFR + 1.750% 06/04/2031	5.423%	1,458,366	1,457,870
Madison IAQ LLC(b),(s)
Term Loan
6-month Term SOFR + 2.500% 06/21/2028	6.128%	2,595,270	2,595,763
6-month Term SOFR + 2.750% 11/08/2032	6.378%	726,888	727,892
Pye-Barker Fire & Safety LLC(b),(s),(t),(v)
Delayed Draw Term Loan
3-month Term SOFR + 0.000% 12/16/2032		130,000	130,047
Pye-Barker Fire & Safety LLC(b),(s)
Term Loan
3-month Term SOFR + 2.500% 12/16/2032	6.206%	870,000	870,313
Resilience Parent LLC(b),(s),(t)
Tranche B Term Loan
3-month Term SOFR + 2.500% 01/21/2033		1,223,608	1,220,549
Tiger Acquisition LLC(b),(s)
Term Loan
1-month Term SOFR + 2.500% 08/23/2032	6.176%	2,200,952	2,197,276
TK Elevator Midco GmbH(b),(s)
Tranche B Term Loan
6-month Term SOFR + 2.750% 04/30/2030	6.377%	3,568,851	3,567,245
Vertiv Group Corp.(b),(s)
Tranche B4 Term Loan
3-month Term SOFR + 1.750% 08/12/2032	5.421%	1,403,469	1,403,469
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
29

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
WEC US Holdings, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.000% 01/27/2031	5.671%	3,906,493	3,893,602
Total			28,046,086
Electric 0.4%
Astoria Project Partners LLC/Energy LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 2.250% 06/23/2032	5.922%	2,072,288	2,075,148
Bayonne Energy Center LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/01/2032	6.672%	1,496,588	1,500,329
Carroll County Energy LLC(b),(s)
Term Loan
3-month Term SOFR + 2.750% 06/30/2031	6.422%	1,760,589	1,767,737
Compass Power Generation LLC(b),(s)
Tranche B4 Term Loan
1-month Term SOFR + 3.250% 04/14/2029	6.923%	663,796	665,787
Constellation Renewables LLC(b),(s)
Term Loan
3-month Term SOFR + 2.000% Floor 1.000% 12/15/2027	5.673%	2,386,778	2,387,518
Cornerstone Generation LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 2.250% 08/11/2032	5.917%	1,408,987	1,410,749
CPV Fairview LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 2.500% 08/14/2031	6.172%	408,529	408,145
EFS Cogen Holdings I LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 3.000% 10/03/2031	6.672%	2,922,418	2,918,765
Hamilton Projects Acquiror LLC(b),(s)
Term Loan
1-month Term SOFR + 2.500% 05/30/2031	6.173%	1,707,282	1,710,748
Invenergy Thermal Operating I LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.410%	857,258	865,025
Tranche C Term Loan
3-month Term SOFR + 2.750% 05/17/2032	6.410%	54,096	54,586
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lackawanna Energy Center LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/05/2032	6.668%	1,399,522	1,404,476
New Frontera Holdings LLC(b),(s)
2nd Lien Term Loan
3-month Term SOFR + 1.500% Floor 1.000% 07/28/2028	5.434%	1,125,277	1,074,640
South Field Energy LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.672%	1,399,964	1,403,464
Tranche C Term Loan
3-month Term SOFR + 3.000% 08/29/2031	6.672%	84,613	84,824
Talen Energy Supply LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 2.500% 12/15/2031	6.153%	990,000	991,732
West Deptford Energy Holdings LLC(b),(s)
Term Loan
1-month Term SOFR + 4.000% 07/24/2032	7.673%	800,706	797,455
Total			21,521,128
Environmental 0.2%
EnergySolutions LLC/Envirocare of Utah LLC(b),(s)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 09/20/2030	6.923%	2,483,578	2,497,039
GFL Environmental Services, Inc.(b),(s)
Term Loan
3-month Term SOFR + 2.500% 03/03/2032	6.273%	2,244,375	2,245,318
Northstar Group Services, Inc.(b),(s)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	8.417%	843,854	849,829
Reworld Holding Corp.(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.250% 01/15/2031	5.917%	670,371	669,057
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 11/30/2028	5.927%	2,515,351	2,515,350
Tranche C Term Loan
1-month Term SOFR + 2.250% 01/15/2031	5.917%	108,935	108,722
The accompanying Notes to Financial Statements are an integral part of this statement.
30
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tidal Waste & Recycling Holdings LLC(b),(s)
Term Loan
3-month Term SOFR + 2.750% 10/24/2031	6.422%	1,556,186	1,556,668
Total			10,441,983
Finance Companies 0.1%
Neptune BidCo US, Inc.(b),(s),(t)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 5.000% 02/03/2033	8.760%	2,049,187	1,926,748
Orion Midco Ltd.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 3.500% 10/08/2032	7.150%	3,266,030	3,203,779
Red SPV LLC(b),(s)
Term Loan
1-month Term SOFR + 2.250% 03/15/2032	5.927%	761,404	758,077
Snacking Investments Bidco Pty Ltd.(b),(s)
Term Loan
3-month Term SOFR + 3.000% 10/29/2032	6.667%	661,749	660,921
Total			6,549,525
Food and Beverage 0.4%
Aramark Intermediate HoldCo Corp.(b),(s)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 04/06/2028	5.423%	1,500,000	1,500,945
Aspire Bakeries Holdings LLC(b),(s)
Term Loan
1-month Term SOFR + 3.000% 12/23/2030	6.673%	1,448,773	1,450,584
CHG PPC Parent LLC(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	6.787%	1,364,029	1,362,324
Froneri International Ltd.(b),(s)
Tranche B6 1st Lien Term Loan
6-month Term SOFR + 2.250% 09/30/2032	5.877%	2,441,178	2,382,517
Golden State Foods LLC(b),(s)
Term Loan
3-month Term SOFR + 3.500% 12/04/2031	7.171%	2,522,565	2,521,203
Primo Brands Corp.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 2.250% 03/31/2028	5.922%	3,789,377	3,785,322
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Sazerac Co., Inc.(b),(s)
Tranche B2 Term Loan
1-month Term SOFR + 2.000% 07/09/2032	5.670%	3,667,782	3,663,894
Treehouse Foods, Inc.(b),(s),(t)
Term Loan
1-month Term SOFR + 4.250% 02/11/2033		1,687,733	1,662,062
Utz Quality Foods LLC(b),(s)
1st Lien Term Loan
3-month Term SOFR + 2.500% 01/29/2032	6.172%	2,460,931	2,454,779
Total			20,783,630
Gaming 0.5%
Caesars Entertainment, Inc.(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2030	5.923%	2,027,097	2,010,638
Tranche B1 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 02/06/2031	5.923%	832,539	823,798
ECL Entertainment LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 3.000% 08/30/2030	6.673%	1,264,260	1,254,778
Entain PLC(b),(s)
Tranche B6 Term Loan
3-month Term SOFR + 2.250% 10/31/2029	5.922%	4,393,649	4,374,800
Fertitta Entertainment LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 01/27/2029	6.923%	2,811,935	2,793,545
Flutter Entertainment PLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	5.422%	3,736,297	3,670,912
3-month Term SOFR + 2.000% 06/04/2032	5.672%	1,192,742	1,174,851
HRNI Holdings LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.086%	3,358,433	3,229,705
Jack Ohio Finance LLC(b),(s)
Term Loan
1-month Term SOFR + 4.000% 02/02/2032	7.673%	1,340,600	1,327,864
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
31

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Light and Wonder International, Inc.(b),(s)
Tranche B3 Term Loan
1-month Term SOFR + 2.000% 04/16/2029	5.677%	1,298,732	1,297,109
Ontario Gaming GTA LP(b),(s)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	7.922%	3,491,762	3,283,897
PCI Gaming Authority(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.000% 07/18/2031	5.673%	2,385,359	2,378,918
Peninsula Pacific Entertainment Development LLC(b),(c),(s),(t),(v)
Delayed Draw Term Loan
1-month Term SOFR + 4.750% 10/01/2032	2.375%	249,035	250,280
Peninsula Pacific Entertainment Development LLC(b),(c),(s)
Tranche B Term Loan
3-month Term SOFR + 4.750% 10/01/2032	8.422%	1,062,549	1,067,861
Scientific Games Holdings LP(b),(s)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	6.652%	565,586	553,805
Voyager Parent LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 4.250% 07/01/2032	7.911%	2,264,227	2,253,970
Total			31,746,731
Health Care 0.5%
CHG Healthcare Services, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/29/2028	6.417%	1,742,921	1,740,063
Cotiviti, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.750% 03/26/2032	6.421%	231,595	204,600
Element Materials Technology Group US Holdings, Inc./EM Midco 2 LLC(b),(s)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.675% Floor 0.500% 07/06/2029	7.347%	2,158,789	2,164,186
Hopper Merger Sub, Inc.(b),(s),(t)
Tranche B Term Loan
3-month Term SOFR + 2.250% 01/14/2033		2,445,307	2,414,740
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Mamba Purchaser, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 2.750% 10/14/2031	6.427%	1,277,942	1,275,833
Medline Borrower LP(b),(s)
Term Loan
1-month Term SOFR + 1.750% 10/23/2030	5.423%	4,573,737	4,581,238
Paradigm Parent LLC(b),(s),(t)
Term Loan
3-month Term SOFR + 4.500% 04/16/2032	8.172%	1,997,500	1,665,416
Parexel International, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.750% 12/12/2031	6.423%	3,114,747	3,075,813
Resonetics LLC(b),(s)
1st Lien Term Loan
3-month Term SOFR + 2.750% 06/18/2031	6.421%	2,781,091	2,764,071
Southern Veterinary Partners LLC(b),(s)
1st Lien Term Loan
1-month Term SOFR + 2.500% 12/04/2031	6.176%	548,625	547,221
Star Parent, Inc.(b),(s)
Tranche B Term Loan
3-month Term SOFR + 4.000% 09/27/2030	7.672%	1,861,781	1,799,951
Surgery Center Holdings, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.500% 12/19/2030	6.173%	3,268,115	3,269,291
Upstream Newco, Inc.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2029	8.179%	1,085,106	999,806
US Fertility Enterprises LLC(b),(s),(t),(v)
Delayed Draw Term Loan
3-month Term SOFR + 1.750% 12/30/2032	1.750%	192,730	192,923
US Fertility Enterprises LLC(b),(s)
Term Loan
3-month Term SOFR + 3.500% 12/30/2032	7.167%	1,272,020	1,273,292
WS Audiology A/S(b),(s)
Tranche B9 Term Loan
3-month Term SOFR + 3.250% 02/28/2029	6.948%	2,368,537	2,362,616
Total			30,331,060
The accompanying Notes to Financial Statements are an integral part of this statement.
32
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.0%
Alera Group, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 2.750% 05/30/2032	6.423%	1,727,767	1,641,137
Home Construction 0.1%
Construction Partners, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.500% 11/03/2031	6.173%	2,089,447	2,097,283
Tecta America Corp.(b),(s)
Term Loan
1-month Term SOFR + 2.750% 02/18/2032	6.423%	1,901,640	1,901,335
Total			3,998,618
Independent Energy 0.0%
Hilcorp Energy I LP(b),(s)
Term Loan
1-month Term SOFR + 1.750% 02/11/2030	5.417%	705,210	704,329
Leisure 0.2%
Alterra Mountain Co.(b),(c),(s)
Tranche B8 Term Loan
1-month Term SOFR + 2.500% 05/31/2030	6.173%	927,944	927,944
Alterra Mountain Co.(b),(s)
Tranche B9 Term Loan
1-month Term SOFR + 2.500% 08/17/2028	6.173%	2,082,909	2,081,180
Arcis Golf LLC(b),(s)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 11/24/2028	6.423%	997,652	1,000,456
Bulldog Purchaser, Inc.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 3.250% 02/04/2033	6.913%	2,726,094	2,717,589
Cinemark USA, Inc.(b),(s)
Term Loan
3-month Term SOFR + 2.250% 05/24/2030	5.923%	3,779,136	3,785,031
Crown Finance US, Inc.(b),(s)
Term Loan
1-month Term SOFR + 4.500% 12/02/2031	8.171%	220,436	213,863
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
EOC Borrower LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/24/2032	6.423%	444,297	442,408
Motion Acquisition Ltd.(b),(s)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/12/2029	7.172%	1,386,052	1,165,670
TKO Worldwide Holdings LLC(b),(s)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.000% 11/21/2031	5.664%	1,161,889	1,162,133
Total			13,496,274
Life Insurance 0.0%
OneDigital Borrower LLC(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.000% 07/02/2031	6.673%	1,938,305	1,864,416
Lodging 0.1%
Hilton Grand Vacations Borrower LLC(b),(s)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 08/02/2028	5.673%	1,983,868	1,979,225
SGH2 LLC(b),(s)
Term Loan
3-month Term SOFR + 4.500% 08/18/2032	8.172%	802,718	802,718
Travel + Leisure Co.(b),(s)
Term Loan
1-month Term SOFR + 2.000% 12/14/2029	5.673%	1,794,733	1,789,600
TRQ Sales LLC(b),(s)
Term Loan
3-month Term SOFR + 3.250% 12/30/2032	6.936%	2,394,809	2,352,900
Total			6,924,443
Media and Entertainment 0.3%
Cengage Learning, Inc.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 3.000% 03/24/2031	6.671%	1,677,756	1,633,329
CMG Media Corp.(b),(s)
Tranche B2 1st Lien Term Loan
3-month Term SOFR + 3.500% 06/18/2029	7.272%	922,140	870,039
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
33

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Creative Artists Agency LLC(b),(s)
Term Loan
1-month Term SOFR + 2.500% 10/01/2031	6.173%	3,218,772	3,206,026
Cumulus Media New Holdings, Inc.(b),(s)
Term Loan
3-month Term SOFR + 5.000% 05/02/2029	8.663%	1,347,546	338,140
Emerald X, Inc.(b),(s)
Term Loan
1-month Term SOFR + 3.250% 01/30/2032	6.923%	1,533,803	1,534,447
NEP Group, Inc.(b),(s),(t)
Term Loan
1-month Term SOFR + 4.500% 10/17/2031	8.173%	1,365,168	1,243,163
Plano Holdco, Inc.(b),(s)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.172%	2,952,386	2,509,528
Sinclair Television Group, Inc.(b),(s)
Tranche B6 Term Loan
1-month Term SOFR + 3.300% 12/31/2029	7.087%	1,200,042	1,020,035
United Talent Agency LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/10/2032	6.660%	1,247,481	1,241,244
Univision Communications, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.037%	2,893,714	2,875,629
Univision Communications, Inc.(b),(c),(s)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 06/24/2029	7.922%	686,606	678,023
Total			17,149,603
Midstream 0.2%
AL GCX Holdings LLC(b),(s)
Term Loan
1-month Term SOFR + 2.250% 12/17/2032	5.923%	818,168	817,661
CQP Holdco LP(b),(s)
Term Loan
1-month Term SOFR + 1.750% 12/31/2032	5.423%	3,266,327	3,253,458
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
GIP Pilot Acquisition Partners LP(b),(s)
Term Loan
3-month Term SOFR + 2.000% 10/04/2030	5.646%	2,456,305	2,457,533
ITT Holdings LLC(b),(s)
Term Loan
1-month Term SOFR + 1.975% 10/11/2030	5.648%	3,392,978	3,384,495
Oryx Midstream Services Permian Basin LLC(b),(s)
Term Loan
1-month Term SOFR + 2.250% 10/05/2028	5.923%	1,970,514	1,970,022
WhiteWater DBR Holdco LLC(b),(s)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	5.938%	1,434,528	1,437,756
Total			13,320,925
Natural Gas 0.0%
AL GCX Fund VIII Holdings LLC(b),(s)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	5.673%	146,916	146,806
Oil Field Services 0.0%
Lealand Finance Co. BV(b),(s)
Term Loan
1-month Term SOFR + 3.000% 06/30/2027	6.787%	8,649	7,060
1-month Term SOFR + 1.000% 12/30/2027	4.787%	132,899	108,977
Total			116,037
Other Financial Institutions 0.4%
19th Holdings Golf LLC(b),(s)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/07/2029	7.023%	1,820,088	1,812,134
A-AG US GSI Bidco, Inc.(b),(c),(s)
Term Loan
3-month Term SOFR + 5.000% 10/31/2031	8.672%	1,449,315	1,443,880
Acuren Delaware Holdco, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.750% 07/30/2031	6.423%	2,420,257	2,420,475
Apex Group Treasury LLC(b),(s)
Term Loan
3-month Term SOFR + 3.500% 02/27/2032	7.166%	2,117,363	1,873,866
The accompanying Notes to Financial Statements are an integral part of this statement.
34
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
BCP VI Summit Holdings LP(b),(s),(t)
Term Loan
1-month Term SOFR + 3.000% 01/30/2032	6.671%	2,441,485	2,447,589
Chrysaor Bidco SARL(b),(s)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 10/30/2031	6.900%	836,946	833,808
Citco Funding LLC(b),(s)
Term Loan
3-month Term SOFR + 2.000% 01/30/2033	5.667%	892,603	881,222
Emerald 2 Ltd.(b),(s)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.250% 01/12/2032	6.922%	898,284	894,170
EP Wealth Advisors LLC(b),(s)
Term Loan
3-month Term SOFR + 3.000% 10/18/2032	6.672%	1,000,000	991,250
FinCo I LLC(b),(s)
Term Loan
1-month Term SOFR + 1.750% 06/27/2029	5.423%	924,705	912,379
Hunter Douglas Holding BV(b),(s)
Tranche B1 Term Loan
3-month Term SOFR + 3.000% 01/17/2032	6.672%	2,383,109	2,380,630
Kestra Advisor Services Holdings A, Inc.(b),(s),(t)
Term Loan
1-month Term SOFR + 3.000% 03/22/2031	6.673%	1,000,000	982,030
Mariner Wealth Advisers LLC(b),(s)
Term Loan
3-month Term SOFR + 2.250% 12/31/2030	5.936%	869,770	862,629
Mermaid Bidco, Inc.(b),(s)
Tranche B Term Loan
3-month Term SOFR + 3.250% 07/03/2031	6.913%	1,947,595	1,852,650
Opal US LLC(b),(s)
Tranche B4 Term Loan
3-month Term SOFR + 3.000% 04/28/2032	6.686%	2,689,877	2,685,842
Trans Union LLC(b),(s)
Tranche B9 Term Loan
1-month Term SOFR + 1.750% 06/24/2031	5.423%	909,711	900,732
Total			24,175,286
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.4%
Aramark Intermediate HoldCo Corp.(b),(s)
Tranche B10 Term Loan
1-month Term SOFR + 1.750% 06/22/2030	5.423%	942,499	943,282
Artera Services LLC(b),(s)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.172%	1,233,150	1,006,177
Bach Finance Ltd.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 2.250% 01/09/2032	5.921%	755,046	748,439
BradyPLUS Holdings LLC(b),(s)
1st Lien Term Loan
3-month Term SOFR + 3.500% 12/29/2032	7.190%	1,772,698	1,756,087
Brand Industrial Services, Inc.(b),(s)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	8.164%	141,030	120,228
Catawba Nation Gaming Authority(b),(s)
Tranche B Term Loan
3-month Term SOFR + 4.750% 03/29/2032	8.417%	3,061,756	3,115,337
Chariot Buyer LLC(b),(s)
1st Lien Term Loan
1-month Term SOFR + 2.750% 09/08/2032	6.423%	2,563,101	2,552,618
Grant Thornton Advisors LLC(b),(s)
Term Loan
1-month Term SOFR + 2.750% 06/02/2031	6.423%	1,524,214	1,410,980
Hillman Group, Inc. (The)(b),(s)
Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 07/14/2028	5.677%	1,339,309	1,337,153
LSF12 Helix Parent LLC(b),(s)
Term Loan
1-month Term SOFR + 3.500% 02/10/2033	7.173%	1,937,747	1,935,441
MRP Buyer LLC(b),(s),(t),(v)
Delayed Draw Term Loan
3-month Term SOFR + 3.250% 06/04/2032	5.461%	293,960	293,716
MRP Buyer LLC(b),(s)
Term Loan
3-month Term SOFR + 3.250% 06/04/2032	6.922%	2,307,391	2,305,476
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
35

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pinnacle Buyer LLC(b),(s),(t),(v)
Tranche B Delayed Draw Term Loan
3-month Term SOFR + 1.250% 10/01/2032	1.250%	197,581	197,664
Pinnacle Buyer LLC(b),(s)
Tranche B Term Loan
3-month Term SOFR + 2.500% 10/01/2032	6.161%	1,024,851	1,025,281
Salas O’Brien, Inc.(b),(s),(t),(v)
Delayed Draw Term Loan
3-month Term SOFR + 0.000% 01/22/2033		59,297	59,075
Salas O’Brien, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.750% 01/31/2033	6.423%	459,551	457,827
WireCo WorldGroup, Inc.(b),(s)
Term Loan
3-month Term SOFR + 3.750% 11/13/2028	7.419%	2,362,814	2,351,000
Xplor T1 LLC(b),(s)
Term Loan
3-month Term SOFR + 3.500% 12/01/2032	7.292%	1,843,910	1,659,519
Total			23,275,300
Other REIT 0.0%
OEG Borrower LLC(b),(s)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.201%	412,643	413,501
Packaging 0.3%
Charter Next Generation, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 2.500% 11/29/2030	6.171%	3,562,371	3,557,917
Clydesdale Acquisition Holdings, Inc.(b),(s)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	6.848%	3,205,621	3,176,835
1-month Term SOFR + 3.250% 04/01/2032	6.923%	688,046	680,429
Flint Group Packaging Inks North America Holdings LLC(b),(s)
Tranche B 2nd Lien Term Loan
3-month Term SOFR + 0.100% 12/31/2027	4.033%	1,078,987	47,206
Tranche B Term Loan
3-month Term SOFR + 4.250% 09/30/2028	8.183%	1,290,921	1,227,989
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
LC Ahab US Bidco LLC(b),(s)
Term Loan
1-month Term SOFR + 2.500% 05/01/2031	6.173%	2,476,566	2,470,375
Owens-Brockway Glass Container, Inc.(b),(s)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 09/30/2032	6.673%	1,139,145	1,139,145
ProAmpac PG Borrower LLC(b),(s),(t)
Tranche B Term Loan
3-month Term SOFR + 4.000% 02/18/2033		2,195,939	2,165,745
Tosca Services LLC(b),(s)
Tranche A Term Loan
1-month Term SOFR + 5.500% 11/30/2028	9.173%	789,408	796,418
Tranche B Term Loan
1-month Term SOFR + 1.500% 11/30/2028	5.273%	1,917,234	1,779,825
Total			17,041,884
Paper 0.0%
Verde Purchaser LLC(b),(s)
Term Loan
3-month Term SOFR + 4.000% 11/30/2030	7.672%	2,093,663	2,073,773
Pharmaceuticals 0.1%
Alkermes, Inc.(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.750% 08/12/2031	6.423%	453,493	452,359
Amneal Pharmaceuticals LLC(b),(s)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/01/2032	6.673%	1,475,149	1,474,529
Dechra Pharmaceuticals Holdings Ltd.(b),(s)
Tranche B3 Term Loan
6-month Term SOFR + 2.750% 01/27/2032	6.387%	3,713,432	3,709,571
Elanco Animal Health, Inc.(b),(s)
Tranche B Term Loan
1-month Term SOFR + 1.750% 10/31/2032	5.421%	323,341	323,273
Total			5,959,732
Property & Casualty 0.4%
Acrisure LLC(b),(s)
Tranche B6 1st Lien Term Loan
1-month Term SOFR + 3.000% 11/06/2030	6.673%	1,388,448	1,342,282
The accompanying Notes to Financial Statements are an integral part of this statement.
36
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Alliant Holdings Intermediate LLC(b),(s)
Term Loan
1-month Term SOFR + 2.500% 09/19/2031	6.173%	3,510,481	3,425,141
AmWINS Group, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.000% 01/30/2032	5.673%	990,000	978,526
Broadstreet Partners Group LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/13/2031	6.173%	3,670,337	3,504,805
CRC Insurance Group LLC(b),(s)
1st Lien Term Loan
3-month Term SOFR + 2.750% 05/06/2031	6.422%	2,646,041	2,592,459
Hub International Ltd.(b),(s)
Term Loan
3-month Term SOFR + 2.250% 06/20/2030	5.920%	3,545,249	3,502,422
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(s)
Term Loan
1-month Term SOFR + 2.500% 07/31/2031	6.173%	3,387,062	3,273,595
USI, Inc.(b),(s)
Tranche C Term Loan
3-month Term SOFR + 2.250% 09/29/2030	5.922%	1,315,552	1,307,330
Tranche D Term Loan
3-month Term SOFR + 2.250% 11/21/2029	5.922%	1,847,446	1,838,209
Total			21,764,769
Restaurants 0.2%
Dave & Buster’s, Inc.(b),(s)
Tranche B Term Loan
3-month Term SOFR + 3.250% 06/29/2029	6.938%	1,279,743	1,182,482
3-month Term SOFR + 3.250% 11/01/2031	6.938%	1,269,428	1,132,965
Flynn Restaurant Group LP(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.750% 01/28/2032	7.423%	2,767,796	2,717,643
IRB Holding Corp.(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2030	6.173%	2,632,567	2,621,326
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Whatabrands LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.173%	1,650,746	1,646,207
Total			9,300,623
Retailers 0.3%
Beach Acquisition Bidco LLC(b),(s)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 09/12/2032	6.922%	2,000,000	2,002,500
Belron Finance 2019 LLC(b),(s)
Term Loan
3-month Term SOFR + 2.000% 10/16/2031	5.660%	2,489,725	2,488,679
Great Outdoors Group LLC(b),(s)
Tranche B3 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/23/2032	6.923%	3,709,003	3,699,731
Harbor Freight Tools USA, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.250% 06/11/2031	5.923%	1,391,727	1,368,861
LS Group Opco Acquisition LLC/PropCo(b),(s)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 04/23/2031	6.173%	1,546,105	1,544,173
Mavis Tire Express Services Topco Corp.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.000% 05/04/2028	6.673%	2,765,916	2,758,448
PetSmart LLC(b),(s)
Term Loan
1-month Term SOFR + 4.000% 08/18/2032	7.677%	3,194,351	3,173,045
Restoration Hardware, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 10/20/2028	6.287%	1,883,109	1,848,271
1-month Term SOFR + 3.250% Floor 0.500% 10/20/2028	7.023%	969,925	964,212
Total			19,847,920
Supermarkets 0.0%
ACP Tara Holdings, Inc.(b),(s)
Term Loan
3-month Term SOFR + 3.250% 12/15/2032	6.973%	1,310,436	1,312,074
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
37

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 2.1%
Access CIG LLC(b),(s)
1st Lien Term Loan
1-month Term SOFR + 4.000% 08/19/2030	7.673%	3,315,945	3,014,194
Adeia, Inc.(b),(c),(s)
Tranche B Term Loan
1-month Term SOFR + 2.500% 06/08/2028	6.173%	2,151,572	2,140,814
Ahead DB Holdings LLC(b),(s)
Tranche B5 1st Lien Term Loan
3-month Term SOFR + 2.500% Floor 0.750% 02/01/2031	6.172%	2,969,442	2,884,991
Applied Systems, Inc.(b),(s),(t)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.250% 02/24/2031	5.924%	1,989,127	1,946,580
Ascend Learning LLC(b),(s)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	6.673%	3,866,373	3,673,055
athenahealth Group, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 02/15/2029	6.423%	3,561,352	3,463,415
Atlas CC Acquisition Corp.(b),(s)
Tranche B Term Loan
3-month Term SOFR + 4.250% 05/25/2029	8.182%	1,659,822	317,441
Tranche C Term Loan
3-month Term SOFR + 1.000% 05/25/2029	0.000%	240,885	46,069
Avaya, Inc.(b),(s)
Term Loan
1-month Term SOFR + 7.500% Floor 1.000% 08/01/2028	11.173%	1,279,279	1,162,544
Barracuda Parent LLC(b),(s)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	8.167%	783,212	516,920
BCPE Pequod Buyer, Inc.(b),(s)
Term Loan
3-month Term SOFR + 2.750% 11/25/2031	6.417%	1,957,037	1,889,774
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Boxer Parent Co., Inc.(b),(s)
Term Loan
3-month Term SOFR + 3.000% 07/30/2031	6.673%	3,158,766	2,900,316
Calabrio, Inc.(b),(s)
Term Loan
3-month Term SOFR + 4.000% 11/26/2032	7.673%	1,230,792	980,535
Central Parent LLC(b),(s)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	6.922%	2,562,967	1,601,854
Cloud Software Group, Inc.(b),(s)
Tranche B1 Term Loan
3-month Term SOFR + 3.250% 08/13/2032	6.922%	1,927,525	1,783,924
Cloud Software Group, Inc.(b),(s),(t)
Tranche B2 Term Loan
3-month Term SOFR + 3.250% 03/21/2031	6.922%	2,120,814	1,964,934
Cloudera, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	7.523%	2,608,794	2,292,947
Coherent Corp.(b),(s)
Tranche B3 Term Loan
1-month Term SOFR + 1.750% 07/02/2029	5.423%	803,307	803,307
CoreLogic, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 06/02/2028	7.287%	3,244,487	3,074,151
Cornerstone OnDemand, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/16/2028	7.537%	2,686,047	2,091,759
Cotiviti, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	6.421%	3,187,462	2,817,908
Darktrace Finco US LLC(b),(s)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	6.898%	2,813,089	2,665,402
Dayforce Bidco LLC(b),(s)
Term Loan
3-month Term SOFR + 3.000% 02/04/2033	6.661%	6,043,778	5,555,985
The accompanying Notes to Financial Statements are an integral part of this statement.
38
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DS Admiral Bidco LLC(b),(s)
Term Loan
3-month Term SOFR + 4.250% 06/26/2031	7.922%	1,911,901	1,737,440
Ellucian Holdings, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 2.500% 10/08/2029	6.173%	3,613,920	3,488,734
Flash Charm, Inc.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	7.160%	677,127	538,316
2nd Lien Term Loan
3-month Term SOFR + 6.750% Floor 0.750% 03/02/2029	10.560%	763,548	534,483
Fortress Intermediate 3, Inc.(b),(c),(s)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/27/2031	6.668%	3,372,766	3,271,583
Genesys Cloud Services Holdings I LLC(b),(s)
Term Loan
1-month Term SOFR + 2.500% 01/30/2032	6.173%	3,255,208	2,986,653
Icon Parent I, Inc.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 2.750% 11/13/2031	6.445%	2,245,139	2,121,185
Idemia Group SAS(b),(s)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	7.922%	3,696,529	3,617,978
IGT Holding IV AB(b),(s),(t)
Tranche B7 Term Loan
3-month Term SOFR + 3.000% 09/01/2031	6.672%	3,384,511	3,291,437
ION Platform Finance US, Inc.(b),(s),(t)
Term Loan
3-month Term SOFR + 3.750% 10/07/2032	7.422%	3,757,652	3,075,413
KnowBe4, Inc.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 3.750% 07/23/2032	7.417%	1,537,430	1,322,190
Loyalty Ventures, Inc.(c),(e),(s)
Tranche B Term Loan
11/03/2027	0.000%	1,604,304	128,344
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
McAfee Corp.(b),(s)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	6.673%	3,463,362	3,004,466
Mitchell International, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.000% 06/17/2031	6.673%	3,898,650	3,584,341
Mitnick Corporate Purchaser, Inc.(b),(s)
Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/02/2029	8.517%	766,339	394,665
Nielsen Consumer, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.250% 10/31/2030	5.923%	4,343,419	4,191,399
Peraton Corp.(b),(s)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	7.517%	2,792,633	2,383,344
Ping Identity Holding Corp.(b),(s)
Term Loan
1-month Term SOFR + 2.750% 11/15/2032	6.410%	1,707,812	1,667,251
PointClickCare Technologies, Inc.(b),(s)
Term Loan
3-month Term SOFR + 2.750% 11/03/2031	6.422%	2,681,525	2,656,399
Project Boost Purchaser LLC(b),(s)
1st Lien Term Loan
3-month Term SOFR + 2.750% 07/16/2031	6.422%	3,449,346	3,281,191
Proofpoint, Inc.(b),(s)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 3.000% 08/31/2028	6.672%	3,732,768	3,567,705
Rackspace Finance LLC(b),(s)
Tranche B Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 05/15/2028	6.529%	826,765	338,288
Rocket Software, Inc.(b),(s)
Term Loan
1-month Term SOFR + 3.750% 11/28/2028	7.423%	2,727,134	2,530,562
Sabre GLBL, Inc.(b),(s)
Tranche B1 Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	9.773%	721,863	498,685
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
39

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche B2 Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 11/15/2029	9.773%	827,704	571,116
Sanmina Corp.(b),(c),(s)
Tranche B1 Term Loan
1-month Term SOFR + 2.000% 10/27/2032	5.671%	1,416,542	1,420,083
Sovos Compliance LLC(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.250% 08/13/2029	6.923%	3,114,886	2,797,573
SS&C Technologies, Inc.(b),(s)
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 05/09/2031	5.673%	832,433	824,683
Storable, Inc.(b),(s)
1st Lien Term Loan
1-month Term SOFR + 3.250% 04/16/2031	6.923%	2,157,576	2,057,788
UKG, Inc.(b),(s)
1st Lien Term Loan
3-month Term SOFR + 2.500% 02/10/2031	6.167%	4,996,399	4,719,099
Ultra Clean Holdings, Inc.(b),(s)
Term Loan
1-month Term SOFR + 2.750% 02/25/2028	6.423%	1,531,532	1,534,090
Viavi Solutions, Inc.(b),(s)
Term Loan
3-month Term SOFR + 2.500% 10/16/2032	6.171%	1,000,000	1,002,080
Virtusa Corp.(b),(s)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	6.923%	3,509,662	3,214,254
VS Buyer LLC(b),(s)
Term Loan
3-month Term SOFR + 2.250% 04/12/2031	5.917%	2,520,688	2,434,556
World Wide Technology Holding Co. LLC(b),(c),(s)
Term Loan
1-month Term SOFR + 2.000% 03/01/2030	5.673%	1,492,500	1,490,634
Total			125,866,827
Tobacco 0.0%
Savor Acquisition, Inc.(b),(s)
Term Loan
3-month Term SOFR + 3.000% 02/19/2032	6.667%	404,925	405,095
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.2%
Apple Bidco LLC(b),(s)
1st Lien Term Loan
1-month Term SOFR + 2.500% 09/23/2031	6.173%	3,507,923	3,507,923
Beacon Mobility Corp.(b),(s),(t),(v)
Delayed Draw Term Loan
3-month Term SOFR + 1.375% 08/06/2030	1.375%	133,588	133,840
Beacon Mobility Corp.(b),(s)
Term Loan
3-month Term SOFR + 2.750% 08/06/2030	6.410%	2,709,448	2,714,542
First Student Bidco, Inc.(b),(s)
Tranche B Term Loan
3-month Term SOFR + 2.250% 08/15/2030	5.903%	2,783,498	2,778,293
Tranche C Term Loan
3-month Term SOFR + 2.250% 08/15/2030	5.903%	509,311	508,358
Signature Aviation US Holdings, Inc.(b),(s)
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/01/2031	6.170%	3,588,879	3,594,047
Student Transportation of America Holdings, Inc(b),(s),(t),(v)
Delayed Draw Term Loan
3-month Term SOFR + 1.750% 06/24/2032		89,771	90,041
Student Transportation of America Holdings, Inc(b),(s)
Tranche B Term Loan
3-month Term SOFR + 2.750% 06/24/2032	6.402%	1,145,967	1,149,404
Total			14,476,448
Wireless 0.1%
Crown Subsea Communications Holding, Inc.(b),(s)
Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 01/30/2031	6.673%	3,048,818	3,050,739
Total Senior Loans (Cost $659,784,877)			636,168,767

The accompanying Notes to Financial Statements are an integral part of this statement.
40
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Treasury Bills(m) 0.1%
Issuer	Yield		Principal Amount ($)	Value ($)
Turkey 0.1%
Turkiye Government Bond
08/12/2026	35.530%	TRY	310,000,000	7,150,042
Total Treasury Bills (Cost $7,271,586)				7,150,042

U.S. Treasury Obligations 0.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
U.S. Treasury
07/31/2028	1.000%		6,250,000	5,907,715
Total U.S. Treasury Obligations (Cost $5,766,421)				5,907,715

Warrants 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Diversified Telecommunication Services 0.0%
Uniti Group, Inc.(f) 08/01/2028	2,594	18,988
Total Communication Services		18,988
Total Warrants (Cost $14,864)		18,988

Call Option Contracts Purchased 0.4%
Value ($)
(Cost $35,284,006)	24,411,446

Put Option Contracts Purchased 0.1%

(Cost $16,907,946)	4,236,452

Money Market Funds 6.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(l),(w)	369,469,699	369,395,805
Total Money Market Funds (Cost $369,300,352)		369,395,805
Total Investments in Securities (Cost: $6,853,122,867)		6,871,805,872
Other Assets & Liabilities, Net		(819,720,675)
Net Assets		6,052,085,197
At February 28, 2026, securities and/or cash totaling $16,204,037 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
62,969,928 EUR	74,084,586 USD	Citi	03/06/2026	—	(333,212)
17,960,878 GBP	24,232,365 USD	Citi	03/06/2026	27,153	—
74,178,348 USD	62,761,046 EUR	Citi	03/06/2026	—	(7,405)
24,759,587 USD	18,138,210 GBP	Citi	03/06/2026	—	(315,393)
Total				27,153	(656,010)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	2,738	06/2026	USD	311,618,625	1,362,750	—
U.S. Treasury Ultra Bond	3,204	06/2026	USD	389,586,375	3,406,105	—
Total					4,768,855	—

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
41

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(1,806)	06/2026	USD	(213,954,563)	—	(1,517,051)
U.S. Treasury 2-Year Note	(2,565)	06/2026	USD	(536,786,368)	—	(927,750)
U.S. Treasury 5-Year Note	(2,357)	06/2026	USD	(259,601,453)	—	(848,796)
U.S. Treasury Ultra 10-Year Note	(2,894)	06/2026	USD	(337,829,281)	—	(1,952,486)
Total					—	(5,246,083)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	142,925,000	142,925,000	3.50	11/16/2026	2,415,433	2,567,405
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	325,315,000	325,315,000	3.35	04/16/2026	4,107,102	1,059,486
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	331,596,000	331,596,000	3.50	06/11/2026	5,471,334	3,704,823
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	197,500,000	197,500,000	3.33	07/31/2026	2,621,812	1,681,989
30-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	144,456,000	144,456,000	3.50	10/29/2026	3,907,535	2,265,879
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	455,000,000	455,000,000	3.15	03/31/2026	3,306,335	1,286,831
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	465,453,676	465,453,676	3.50	04/16/2026	8,378,166	6,453,655
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	237,669,147	237,669,147	3.10	07/09/2026	2,292,319	1,500,714
7-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	294,600,000	294,600,000	3.25	12/16/2026	2,783,970	3,890,664
Total							35,284,006	24,411,446

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	178,000,000	178,000,000	4.25	06/23/2026	3,159,500	179,424
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	391,000,000	391,000,000	3.60	05/05/2026	2,580,600	395,692
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	127,160,783	127,160,783	3.40	03/04/2026	1,017,286	5,417
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	636,000,000	636,000,000	3.40	08/05/2026	10,150,560	3,655,919
Total							16,907,946	4,236,452

The accompanying Notes to Financial Statements are an integral part of this statement.
42
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(455,000,000)	(455,000,000)	2.65	03/31/2026	(922,135)	(92,183)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(465,453,676)	(465,453,676)	3.00	04/16/2026	(4,468,355)	(915,268)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(233,414,000)	(233,414,000)	3.20	04/16/2026	(2,054,043)	(1,100,127)
Total							(7,444,533)	(2,107,578)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR plus 0.262%	Fixed rate of 1.781%	Receives Quarterly, Pays Semi-Annually	Morgan Stanley	08/09/2049	USD	53,500,000	20,085,607	—	—	20,085,607	—

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	13,000,000	1,510,366	(3,251)	3,001,204	—	—	(1,494,089)
CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	11,100,000	1,915,473	(2,775)	2,816,056	—	—	(903,358)
CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	4,400,000	511,201	(1,100)	609,216	—	—	(99,115)
CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	4,400,000	511,201	(1,100)	134,690	—	375,411	—
CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	11,150,000	1,868,407	(2,788)	2,433,642	—	—	(568,023)
Total							6,316,648	(11,014)	8,994,808	—	375,411	(3,064,585)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	49.431	USD	17,990,816	(4,499,356)	4,498	—	(1,968,988)	—	(2,525,870)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	49.431	USD	9,495,153	(2,374,660)	2,374	—	(1,875,666)	—	(496,620)
CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	49.431	USD	9,495,153	(2,374,660)	2,374	—	(1,452,954)	—	(919,332)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
43

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	49.431	USD	7,995,918	(1,999,714)	1,999	—	(1,429,504)	—	(568,211)
CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	46.896	USD	3,498,803	(936,549)	875	—	(654,383)	—	(281,291)
Total								(12,184,939)	12,120	—	(7,381,495)	—	(4,791,324)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CDX North America High Yield Index, Series 45	Morgan Stanley	12/20/2030	5.000	Quarterly	3.304	USD	112,147,200	201,434	—	—	201,434	—
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	3.670%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2026, the total value of these securities amounted to $2,912,611,221, which represents 48.13% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2026.
(c)	Valuation based on significant unobservable inputs.
(d)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of February 28, 2026 and is not reflective of the cash flow payments.  The security is represented in shares.

(e)	Represents a security in default.
(f)	Non-income producing investment.
(g)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2026, the total value of these securities amounted to $132,523, which represents less than 0.01% of total net assets.

(h)	Represents a security purchased on a when-issued basis.
(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2026.

(k)	Perpetual security with no specified maturity date.
The accompanying Notes to Financial Statements are an integral part of this statement.
44
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(l)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short Duration High Yield ETF
	58,526,600	—	—	(140,061)	58,386,539	32,930	—	1,672,509	2,876,000
Columbia Short-Term Cash Fund, 3.777%
	367,704,689	918,545,333	(916,896,224)	42,007	369,395,805	—	(7,632)	6,824,313	369,469,699
Itasca Park LLC
	—	13,000,000	—	(149,500)	12,850,500	—	—	—	—
Itasca Park LLC - Unfunded
	25,000,000	(13,000,000)	—	—	12,000,000	—	—	—	—
Total	451,231,289			(247,554)	452,632,844	32,930	(7,632)	8,496,822

(m)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(n)	Principal and interest may not be guaranteed by a governmental entity.
(o)
The Fund’s committed equity ownership interest in the joint venture is 25% of the LLC, which is not held in the form of shares. Investments into the LLC will be called from the Fund over a commitment period ending December 31, 2026. Any unfunded commitments are indicated as such.

(p)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At February 28, 2026, the total market value of these securities amounted to $24,898,067, which represents 0.41% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Altice Luxembourg France SA, CVR	10/15/2025	3,038	177	47,567
Itasca Park LLC	09/02/2025-02/25/2026	—	13,000,000	12,850,500
Itasca Park LLC - Unfunded	07/28/2025	—	12,000,000	12,000,000
			25,000,177	24,898,067

(q)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(r)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2026.

(s)
The stated interest rate represents the weighted average interest rate at February 28, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(t)	Represents a security purchased on a forward commitment basis.
(u)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
45

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(v)
At February 28, 2026, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Beacon Mobility Corp. Delayed Draw Term Loan 08/06/2030 1.375%	133,588
Chicago US Midco III LP Delayed Draw Term Loan 11/01/2032 1.250%	172,477
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 2.750%	179,947
MRP Buyer LLC Delayed Draw Term Loan 06/04/2032 5.461%	116,920
Peninsula Pacific Entertainment Development LLC Delayed Draw Term Loan 10/01/2032 2.375%	249,035
Pinnacle Buyer LLC Tranche B Delayed Draw Term Loan 10/01/2032 1.250%	197,581
Pye-Barker Fire & Safety LLC Delayed Draw Term Loan 12/16/2032	130,000
Raven Acquisition Holdings LLC Delayed Draw Term Loan 11/19/2031 3.000%	241,482
Salas O’Brien, Inc. Delayed Draw Term Loan 01/22/2033	59,297
Student Transportation of America Holdings, Inc Delayed Draw Term Loan 06/24/2032	89,771
US Fertility Enterprises LLC Delayed Draw Term Loan 12/30/2032 1.750%	192,730
USALCO LLC Delayed Draw Term Loan 09/30/2031 7.173%	273,229

(w)	The rate shown is the seven-day current annualized yield at February 28, 2026.
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
INR	Indian Rupee
The accompanying Notes to Financial Statements are an integral part of this statement.
46
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Currency Legend (continued)
MXN	Mexican Peso
TRY	Turkish Lira
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	452,324,314	33,850,000	486,174,314
Commercial Mortgage-Backed Securities - Non-Agency	—	23,903,266	—	23,903,266
Common Stocks
Communication Services	97,480	1,210,512	—	1,307,992
Consumer Discretionary	139,976	3,032	—	143,008
Energy	—	—	379,003	379,003
Health Care	—	207,947	—	207,947
Industrials	—	11,053	8,806	19,859
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
47

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Information Technology	—	452,150	732	452,882
Materials	—	—	1	1
Total Common Stocks	237,456	1,884,694	388,542	2,510,692
Convertible Bonds	—	7,298,280	—	7,298,280
Convertible Preferred Stocks
Communication Services	—	—	84,955	84,955
Information Technology	—	—	0 *	0 *
Total Convertible Preferred Stocks	—	—	84,955	84,955
Corporate Bonds & Notes	—	2,252,097,587	—	2,252,097,587
Exchange-Traded Fixed Income Funds	58,386,539	—	—	58,386,539
Foreign Government Obligations	—	700,266,118	—	700,266,118
Joint Ventures	—	—	24,850,500	24,850,500
Residential Mortgage-Backed Securities - Agency	—	1,871,558,384	—	1,871,558,384
Residential Mortgage-Backed Securities - Non-Agency	—	396,808,903	—	396,808,903
Rights
Communication Services	—	529,552	47,567	577,119
Total Rights	—	529,552	47,567	577,119
Senior Loans	—	616,408,392	19,760,375	636,168,767
Treasury Bills	—	7,150,042	—	7,150,042
U.S. Treasury Obligations	—	5,907,715	—	5,907,715
Warrants
Communication Services	—	18,988	—	18,988
Total Warrants	—	18,988	—	18,988
Call Option Contracts Purchased	—	24,411,446	—	24,411,446
Put Option Contracts Purchased	—	4,236,452	—	4,236,452
Money Market Funds	369,395,805	—	—	369,395,805
Total Investments in Securities	428,019,800	6,364,804,133	78,981,939	6,871,805,872
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	27,153	—	27,153
Futures Contracts	4,768,855	—	—	4,768,855
Swap Contracts	—	20,662,452	—	20,662,452
Liability
Forward Foreign Currency Exchange Contracts	—	(656,010)	—	(656,010)
Futures Contracts	(5,246,083)	—	—	(5,246,083)
Call Option Contracts Written	—	(2,107,578)	—	(2,107,578)
Swap Contracts	—	(7,855,909)	—	(7,855,909)
Total	427,542,572	6,374,874,241	78,981,939	6,881,398,752

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
48
Columbia Strategic Income Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Fair value measurements   (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 08/31/2025 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 02/28/2026 ($)
Asset-Backed Securities - Non-Agency	33,850,000	-	-	-	-	-	-	-	33,850,000
Common Stocks	125,255	-	-	263,287	-	-	-	-	388,542
Convertible Preferred Stocks	-	-	-	-	84,955	-	-	-	84,955
Joint Ventures	25,000,000	-	-	(149,500)	-	-	-	-	24,850,500
Residential Mortgage-Backed Securities - Agency	20,109,375	-	-	-	-	-	-	(20,109,375)	-
Rights	-	-	-	47,390	177	-	-	-	47,567
Senior Loans	7,347,992	(1,570)	(221,995)	(91,871)	(1,501,875)	(4,964,988)	19,263,937	(69,255)	19,760,375
Total	86,432,622	(1,570)	(221,995)	69,306	(1,416,743)	(4,964,988)	19,263,937	(20,178,630)	78,981,939
(a) Change in unrealized appreciation (depreciation) relating to securities held at February 28, 2026 was $(56,834), which is comprised of Common Stocks of $263,287, Joint Ventures of $(149,500), Rights of $47,390 and Senior Loans of $(218,011).
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable, and observable market data to value these assets as of period end.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at February 28, 2026:
	Valuation Technique	Value ($)
Asset-Backed Securities - Non-Agency	Single Market Quotes from Broker	33,850,000
Common Stocks
Energy	Market Approach	0
Energy	Single Market Quotes from Broker	379,003
Industrials	Single Market Quotes from Broker	8,806
Information Technology	Single Market Quotes from Broker	732
Materials	Market Approach	1
Convertible Preferred Stocks
Communication Services	Market Approach	84,955
Information Technology	Market Approach	0
Joint Ventures	Market Approach	12,850,500
Joint Ventures	Recent Transaction	12,000,000
Rights
Communication Services	Single Market Quotes from Broker	47,567
Senior Loans	Single Market Quotes from Broker	19,760,375
Total		78,981,939
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
49

Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $6,348,851,723)	$6,390,525,130
Affiliated issuers (cost $452,079,192)	452,632,844
Option contracts purchased (cost $52,191,952)	28,647,898
Cash	1,884,326
Foreign currency (cost $23,952,770)	24,003,335
Cash collateral held at broker for:
Swap contracts	4,999,000
Margin deposits on:
Futures contracts	4,664,109
Swap contracts	6,540,928
Unrealized appreciation on forward foreign currency exchange contracts	27,153
Unrealized appreciation on swap contracts	375,411
Upfront payments on swap contracts	8,994,808
Receivable for:
Investments sold	44,445,719
Investments sold on a delayed delivery basis	6,076,567
Capital shares sold	5,469,795
Dividends	857,012
Interest	53,902,411
Foreign tax reclaims	57,696
Variation margin for futures contracts	3,543,531
Variation margin for swap contracts	5,823,819
Expense reimbursement due from Investment Manager	705
Prepaid expenses	14,844
Deferred compensation of board members	516,919
Other assets	8,905
Total assets	7,044,012,865
Liabilities
Option contracts written, at value (premiums received $7,444,533)	2,107,578
Unrealized depreciation on forward foreign currency exchange contracts	656,010
Unrealized depreciation on swap contracts	7,855,909
Upfront receipts on swap contracts	7,381,495
Payable for:
Investments purchased	6,794,480
Investments purchased on a delayed delivery basis	954,700,141
Capital shares redeemed	6,622,326
Variation margin for futures contracts	4,086,132
Variation margin for swap contracts	353,129
Management services fees	91,521
Distribution and/or service fees	10,656
Transfer agent fees	389,292
Compensation of chief compliance officer	479
Compensation of board members	6,528
Other expenses	147,135
Deferred compensation of board members	724,857
Total liabilities	991,927,668
Net assets applicable to outstanding capital stock	$6,052,085,197
Represented by
Paid in capital	6,717,934,698
Total distributable earnings (loss)	(665,849,501)
Total - representing net assets applicable to outstanding capital stock	$6,052,085,197
The accompanying Notes to Financial Statements are an integral part of this statement.
50
Columbia Strategic Income Fund  | 2026

Statement of Assets and Liabilities (continued)
February 28, 2026 (Unaudited)
Class A
Net assets	$960,873,353
Shares outstanding	43,326,812
Net asset value per share	$22.18
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$23.29
Class C
Net assets	$138,486,443
Shares outstanding	6,249,442
Net asset value per share	$22.16
Institutional Class
Net assets	$3,564,858,177
Shares outstanding	164,519,205
Net asset value per share	$21.67
Institutional 2 Class
Net assets	$644,941,414
Shares outstanding	29,733,910
Net asset value per share	$21.69
Institutional 3 Class
Net assets	$704,588,168
Shares outstanding	32,644,447
Net asset value per share	$21.58
Class R
Net assets	$20,697,714
Shares outstanding	925,054
Net asset value per share	$22.37
Class S
Net assets	$17,639,928
Shares outstanding	814,063
Net asset value per share	$21.67
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
51

Statement of Operations
Six Months Ended February 28, 2026 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$8,496,822
Interest	168,924,092
Interfund lending	737
Foreign taxes withheld	(282,965)
Total income	177,138,686
Expenses:
Management services fees	16,487,371
Distribution and/or service fees
Class A	1,199,436
Class C	697,434
Class R	50,372
Transfer agent fees
Class A	421,579
Class C	61,283
Institutional Class	1,550,897
Institutional 2 Class	170,254
Institutional 3 Class	14,234
Class R	8,853
Class S	8,762
Custodian fees	89,008
Printing and postage fees	121,644
Registration fees	175,794
Accounting services fees	26,812
Legal fees	55,295
Interest on collateral	797,018
Compensation of chief compliance officer	479
Compensation of board members	35,969
Deferred compensation of board members	25,549
Other	68,057
Total expenses	22,066,100
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(128,165)
Expense reduction	(2,000)
Total net expenses	21,935,935
Net investment income	155,202,751
The accompanying Notes to Financial Statements are an integral part of this statement.
52
Columbia Strategic Income Fund  | 2026

Statement of Operations (continued)
Six Months Ended February 28, 2026 (Unaudited)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$13,832,741
Investments — affiliated issuers	(7,632)
Capital gain distributions from underlying affiliated funds	32,930
Foreign currency translations	(444,846)
Forward foreign currency exchange contracts	(406,971)
Futures contracts	(900,202)
Option contracts purchased	(53,654,725)
Option contracts written	7,204,948
Swap contracts	2,539,099
Net realized loss	(31,804,658)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	26,280,457
Investments — affiliated issuers	(247,554)
Foreign currency translations	25,230
Forward foreign currency exchange contracts	(168,029)
Futures contracts	2,260,988
Option contracts purchased	18,219,736
Option contracts written	(1,847,810)
Swap contracts	(5,929,318)
Foreign capital gains tax	30,933
Net change in unrealized appreciation (depreciation)	38,624,633
Net realized and unrealized gain	6,819,975
Net increase in net assets resulting from operations	$162,022,726
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
53

Statement of Changes in Net Assets

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations
Net investment income	$155,202,751	$297,148,976
Net realized loss	(31,804,658)	(38,129,949)
Net change in unrealized appreciation (depreciation)	38,624,633	43,702,155
Net increase in net assets resulting from operations	162,022,726	302,721,182
Distributions to shareholders
Net investment income and net realized gains
Class A	(23,731,322)	(48,008,332)
Advisor Class	—	(3,310,655)
Class C	(2,944,168)	(6,301,520)
Institutional Class	(93,819,593)	(182,586,891)
Institutional 2 Class	(17,059,229)	(29,028,407)
Institutional 3 Class	(18,042,387)	(29,354,726)
Class R	(471,479)	(850,490)
Class S	(517,916)	(1,364,248)
Total distributions to shareholders	(156,586,094)	(300,805,269)
Increase in net assets from capital stock activity	133,523,529	249,212,901
Total increase in net assets	138,960,161	251,128,814
Net assets at beginning of period	5,913,125,036	5,661,996,222
Net assets at end of period	$6,052,085,197	$5,913,125,036
The accompanying Notes to Financial Statements are an integral part of this statement.
54
Columbia Strategic Income Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	February 28, 2026 (Unaudited)		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	3,011,684	66,780,845	6,570,537	144,161,676
Distributions reinvested	1,011,613	22,388,663	2,062,888	45,171,233
Shares redeemed	(4,282,075)	(94,889,318)	(9,808,111)	(214,857,501)
Net decrease	(258,778)	(5,719,810)	(1,174,686)	(25,524,592)
Advisor Class
Shares sold	—	—	896,218	19,350,278
Distributions reinvested	—	—	153,643	3,302,160
Shares redeemed	—	—	(12,492,183)	(266,276,687)
Net decrease	—	—	(11,442,322)	(243,624,249)
Class C
Shares sold	786,203	17,417,055	1,391,144	30,539,603
Distributions reinvested	125,693	2,779,879	270,501	5,920,346
Shares redeemed	(1,036,575)	(22,966,096)	(2,534,193)	(55,493,821)
Net decrease	(124,679)	(2,769,162)	(872,548)	(19,033,872)
Institutional Class
Shares sold	25,534,234	553,008,900	57,715,373	1,237,875,640
Distributions reinvested	3,778,743	81,720,084	7,459,875	159,749,737
Shares redeemed	(26,879,268)	(582,037,120)	(54,158,348)	(1,161,050,865)
Net increase	2,433,709	52,691,864	11,016,900	236,574,512
Institutional 2 Class
Shares sold	4,643,965	100,737,388	10,294,223	220,892,829
Distributions reinvested	776,468	16,808,570	1,337,170	28,667,196
Shares redeemed	(4,165,604)	(90,223,477)	(6,178,707)	(132,587,973)
Net increase	1,254,829	27,322,481	5,452,686	116,972,052
Institutional 3 Class
Shares sold	4,780,656	103,177,410	12,619,821	268,867,016
Distributions reinvested	472,977	10,189,057	750,986	16,026,282
Shares redeemed	(2,149,099)	(46,363,214)	(5,966,808)	(127,427,196)
Net increase	3,104,534	67,003,253	7,403,999	157,466,102
Class R
Shares sold	78,434	1,757,524	205,007	4,533,250
Distributions reinvested	21,095	470,961	38,449	849,085
Shares redeemed	(49,906)	(1,117,039)	(132,689)	(2,930,953)
Net increase	49,623	1,111,446	110,767	2,451,382
Class S
Shares sold	1,170	25,576	1,738,554	37,702,891
Distributions reinvested	23,937	517,839	63,822	1,364,207
Shares redeemed	(306,716)	(6,659,958)	(706,704)	(15,135,532)
Net increase (decrease)	(281,609)	(6,116,543)	1,095,672	23,931,566
Total net increase	6,177,629	133,523,529	11,590,468	249,212,901
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
55

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 2/28/2026 (Unaudited)	$22.15	0.55	0.03	0.58	(0.55)	—	(0.55)
Year Ended 8/31/2025	$22.12	1.09	0.03	1.12	(1.09)	—	(1.09)
Year Ended 8/31/2024	$21.13	1.16	1.00	2.16	(1.17)	—	(1.17)
Year Ended 8/31/2023	$21.84	1.06	(0.74)	0.32	(1.03)	—	(1.03)
Year Ended 8/31/2022	$25.20	0.78	(3.15)	(2.37)	(0.71)	(0.28)	(0.99)
Year Ended 8/31/2021(e)	$24.32	0.79	0.86	1.65	(0.77)	—	(0.77)
Class C
Six Months Ended 2/28/2026 (Unaudited)	$22.13	0.47	0.03	0.50	(0.47)	—	(0.47)
Year Ended 8/31/2025	$22.11	0.93	0.02	0.95	(0.93)	—	(0.93)
Year Ended 8/31/2024	$21.12	1.00	1.00	2.00	(1.01)	—	(1.01)
Year Ended 8/31/2023	$21.83	0.90	(0.74)	0.16	(0.87)	—	(0.87)
Year Ended 8/31/2022	$25.19	0.60	(3.15)	(2.55)	(0.53)	(0.28)	(0.81)
Year Ended 8/31/2021(e)	$24.31	0.60	0.86	1.46	(0.58)	—	(0.58)
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$21.65	0.57	0.02	0.59	(0.57)	—	(0.57)
Year Ended 8/31/2025	$21.65	1.12	0.02	1.14	(1.14)	—	(1.14)
Year Ended 8/31/2024	$20.70	1.19	0.98	2.17	(1.22)	—	(1.22)
Year Ended 8/31/2023	$21.42	1.09	(0.73)	0.36	(1.08)	—	(1.08)
Year Ended 8/31/2022	$24.73	0.82	(3.09)	(2.27)	(0.76)	(0.28)	(1.04)
Year Ended 8/31/2021(e)	$23.88	0.84	0.84	1.68	(0.83)	—	(0.83)
Institutional 2 Class
Six Months Ended 2/28/2026 (Unaudited)	$21.67	0.57	0.03	0.60	(0.58)	—	(0.58)
Year Ended 8/31/2025	$21.67	1.13	0.02	1.15	(1.15)	—	(1.15)
Year Ended 8/31/2024	$20.72	1.20	0.98	2.18	(1.23)	—	(1.23)
Year Ended 8/31/2023	$21.44	1.11	(0.74)	0.37	(1.09)	—	(1.09)
Year Ended 8/31/2022	$24.75	0.83	(3.09)	(2.26)	(0.77)	(0.28)	(1.05)
Year Ended 8/31/2021(e)	$23.90	0.85	0.83	1.68	(0.83)	—	(0.83)
Institutional 3 Class
Six Months Ended 2/28/2026 (Unaudited)	$21.57	0.57	0.02	0.59	(0.58)	—	(0.58)
Year Ended 8/31/2025	$21.57	1.14	0.02	1.16	(1.16)	—	(1.16)
Year Ended 8/31/2024	$20.63	1.21	0.97	2.18	(1.24)	—	(1.24)
Year Ended 8/31/2023	$21.35	1.11	(0.73)	0.38	(1.10)	—	(1.10)
Year Ended 8/31/2022	$24.66	0.84	(3.09)	(2.25)	(0.78)	(0.28)	(1.06)
Year Ended 8/31/2021(e)	$23.81	0.86	0.84	1.70	(0.85)	—	(0.85)
The accompanying Notes to Financial Statements are an integral part of this statement.
56
Columbia Strategic Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 2/28/2026 (Unaudited)	$22.18	2.64%	0.94% (c)	0.93% (c),(d)	5.00%	124%	$960,873
Year Ended 8/31/2025	$22.15	5.22%	0.94% (c)	0.94% (c),(d)	4.99%	232%	$965,259
Year Ended 8/31/2024	$22.12	10.54%	0.93% (c)	0.93% (c),(d)	5.44%	272%	$990,172
Year Ended 8/31/2023	$21.13	1.56%	0.94% (c)	0.94% (c),(d)	5.02%	295%	$933,577
Year Ended 8/31/2022	$21.84	(9.64% )	0.92% (c)	0.92% (c),(d)	3.30%	136%	$1,036,081
Year Ended 8/31/2021 (e)	$25.20	6.84%	0.92% (c)	0.92% (c),(d)	3.17%	126%	$1,191,823
Class C
Six Months Ended 2/28/2026 (Unaudited)	$22.16	2.27%	1.69% (c)	1.68% (c),(d)	4.25%	124%	$138,486
Year Ended 8/31/2025	$22.13	4.41%	1.69% (c)	1.69% (c),(d)	4.24%	232%	$141,068
Year Ended 8/31/2024	$22.11	9.73%	1.68% (c)	1.68% (c),(d)	4.70%	272%	$160,228
Year Ended 8/31/2023	$21.12	0.81%	1.69% (c)	1.69% (c),(d)	4.26%	295%	$171,092
Year Ended 8/31/2022	$21.83	(10.31% )	1.67% (c)	1.67% (c),(d)	2.53%	136%	$214,760
Year Ended 8/31/2021 (e)	$25.19	6.01%	1.67% (c)	1.67% (c),(d)	2.42%	126%	$284,727
Institutional Class
Six Months Ended 2/28/2026 (Unaudited)	$21.67	2.78%	0.69% (c)	0.68% (c),(d)	5.25%	124%	$3,564,858
Year Ended 8/31/2025	$21.65	5.46%	0.69% (c)	0.69% (c),(d)	5.25%	232%	$3,509,214
Year Ended 8/31/2024	$21.65	10.84%	0.68% (c)	0.68% (c),(d)	5.69%	272%	$3,270,687
Year Ended 8/31/2023	$20.70	1.80%	0.69% (c)	0.69% (c),(d)	5.27%	295%	$2,832,856
Year Ended 8/31/2022	$21.42	(9.39% )	0.67% (c)	0.67% (c),(d)	3.54%	136%	$3,231,980
Year Ended 8/31/2021 (e)	$24.73	7.11%	0.67% (c)	0.67% (c),(d)	3.41%	126%	$3,902,593
Institutional 2 Class
Six Months Ended 2/28/2026 (Unaudited)	$21.69	2.79%	0.65% (c)	0.65% (c)	5.29%	124%	$644,941
Year Ended 8/31/2025	$21.67	5.49%	0.66% (c)	0.65% (c)	5.29%	232%	$617,189
Year Ended 8/31/2024	$21.67	10.88%	0.64% (c)	0.64% (c)	5.73%	272%	$498,975
Year Ended 8/31/2023	$20.72	1.84%	0.64% (c)	0.64% (c)	5.32%	295%	$405,286
Year Ended 8/31/2022	$21.44	(9.35% )	0.63% (c)	0.63% (c)	3.60%	136%	$413,637
Year Ended 8/31/2021 (e)	$24.75	7.23%	0.63% (c)	0.63% (c)	3.44%	126%	$475,594
Institutional 3 Class
Six Months Ended 2/28/2026 (Unaudited)	$21.58	2.79%	0.60% (c)	0.60% (c)	5.34%	124%	$704,588
Year Ended 8/31/2025	$21.57	5.57%	0.61% (c)	0.60% (c)	5.34%	232%	$637,115
Year Ended 8/31/2024	$21.57	10.93%	0.60% (c)	0.60% (c)	5.78%	272%	$477,516
Year Ended 8/31/2023	$20.63	1.89%	0.60% (c)	0.60% (c)	5.36%	295%	$410,866
Year Ended 8/31/2022	$21.35	(9.34% )	0.59% (c)	0.59% (c)	3.67%	136%	$477,713
Year Ended 8/31/2021 (e)	$24.66	7.26%	0.59% (c)	0.59% (c)	3.50%	126%	$416,355
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
57

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 2/28/2026 (Unaudited)	$22.34	0.53	0.02	0.55	(0.52)	—	(0.52)
Year Ended 8/31/2025	$22.31	1.05	0.01	1.06	(1.03)	—	(1.03)
Year Ended 8/31/2024	$21.30	1.12	1.00	2.12	(1.11)	—	(1.11)
Year Ended 8/31/2023	$22.01	1.02	(0.76)	0.26	(0.97)	—	(0.97)
Year Ended 8/31/2022	$25.38	0.72	(3.16)	(2.44)	(0.65)	(0.28)	(0.93)
Year Ended 8/31/2021(e)	$24.49	0.73	0.86	1.59	(0.70)	—	(0.70)
Class S
Six Months Ended 2/28/2026 (Unaudited)	$21.65	0.57	0.02	0.59	(0.57)	—	(0.57)
Year Ended 8/31/2025(f)	$21.84	1.02	(0.17)(g)	0.85	(1.04)	—	(1.04)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	2/28/2026	8/31/2025	8/31/2024	8/31/2023	8/31/2022	8/31/2021
Class A	0.03%	0.02%	0.01%	0.01%	0.01%	less than 0.01%
Class C	0.03%	0.02%	0.01%	0.01%	0.01%	less than 0.01%
Institutional Class	0.03%	0.02%	0.01%	0.01%	0.01%	less than 0.01%
Institutional 2 Class	0.03%	0.02%	0.01%	0.01%	0.01%	less than 0.01%
Institutional 3 Class	0.03%	0.02%	0.01%	0.01%	0.01%	less than 0.01%
Class R	0.03%	0.02%	0.01%	0.01%	0.01%	less than 0.01%
Class S	0.03%	0.02%	—%	—%	—%	—%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(g)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.
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Columbia Strategic Income Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 2/28/2026 (Unaudited)	$22.37	2.49%	1.19% (c)	1.18% (c),(d)	4.75%	124%	$20,698
Year Ended 8/31/2025	$22.34	4.92%	1.19% (c)	1.19% (c),(d)	4.75%	232%	$19,557
Year Ended 8/31/2024	$22.31	10.28%	1.18% (c)	1.18% (c),(d)	5.19%	272%	$17,057
Year Ended 8/31/2023	$21.30	1.30%	1.19% (c)	1.19% (c),(d)	4.80%	295%	$14,943
Year Ended 8/31/2022	$22.01	(9.83% )	1.17% (c)	1.17% (c),(d)	3.02%	136%	$12,686
Year Ended 8/31/2021 (e)	$25.38	6.62%	1.17% (c)	1.17% (c),(d)	2.89%	126%	$16,920
Class S
Six Months Ended 2/28/2026 (Unaudited)	$21.67	2.78%	0.69% (c)	0.68% (c),(d)	5.23%	124%	$17,640
Year Ended 8/31/2025 (f)	$21.65	4.08%	0.70% (c)	0.69% (c)	5.30%	232%	$23,723
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Strategic Income Fund  | 2026
59

Notes to Financial Statements
February 28, 2026 (Unaudited)
Note 1. Organization
Columbia Strategic Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
60
Columbia Strategic Income Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
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Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
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In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing its investment objectives. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
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Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option
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contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the option is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the marked-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty provides some protection in the case of clearing member default. The central counterparty stands between the buyer and the seller of the swap contract; therefore, failure of the clearinghouse may pose additional counterparty credit risk. However, credit risk still exists in centrally cleared swaps to the extent initial and variation margin is held in an FCM’s customer account. While FCMs are required to segregate customer margin from their own assets, in the event that an FCM becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the FCM for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the FCM’s customers (including the Fund) by account class, potentially resulting in losses to the Fund. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
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Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Credit default swap contracts
The Fund entered into credit default swap contracts to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. These swaps are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions or inflation rate swap contracts (together, rate swaps) to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements.
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These instruments may be used for other purposes in future periods. A rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a notional amount. Certain rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard rate swap is generally the difference between a floating market interest rate or floating rate linked to an inflation index versus a fixed interest rate as applied to the notional amount.
Rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at February 28, 2026:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	576,845 *
Credit risk	Upfront payments on swap contracts	8,994,808
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	27,153
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	4,768,855 *
Interest rate risk	Investments, at value — Option contracts purchased	28,647,898
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	20,085,607 *
Total		63,101,166

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	7,855,909 *
Credit risk	Upfront receipts on swap contracts	7,381,495
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	656,010
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	5,246,083 *
Interest rate risk	Option contracts written, at value	2,107,578
Total		23,247,075

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

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Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended February 28, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	1,848,095	1,848,095
Foreign exchange risk	(406,971)	—	—	—	—	(406,971)
Interest rate risk	—	(900,202)	(53,654,725)	7,204,948	691,004	(46,658,975)
Total	(406,971)	(900,202)	(53,654,725)	7,204,948	2,539,099	(45,217,851)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(4,432,437)	(4,432,437)
Foreign exchange risk	(168,029)	—	—	—	—	(168,029)
Interest rate risk	—	2,260,988	18,219,736	(1,847,810)	(1,496,881)	17,136,033
Total	(168,029)	2,260,988	18,219,736	(1,847,810)	(5,929,318)	12,535,567
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended February 28, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	2,323,539,908
Futures contracts — short	4,179,589,863
Credit default swap contracts — buy protection	44,050,000
Credit default swap contracts — sell protection	93,633,427

Derivative instrument	Average value ($)
Option contracts purchased	36,357,284
Option contracts written	(3,159,198)

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	359,651	(411,554)
Interest rate swap contracts	21,050,565	—
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for
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Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased on a delayed delivery basis. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
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Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Joint venture
Long Run Partners (LRP) and the Fund, along with certain other affiliated funds, are members of Itasca Park LLC, a joint venture formed as a Delaware limited liability company that is not consolidated by any member for financial reporting purposes. Investments into Itasca Park LLC will be called from the members over a commitment period to end on December 31, 2026 (Commitment Period). All portfolio and other material decisions regarding Itasca Park LLC must be submitted to Itasca Park LLC’s board of directors which is comprised of two LRP representatives and one representative for each of the affiliated investing funds. Because management of Itasca Park LLC is shared between LRP and the other members, the Fund does not believe it controls Itasca Park LLC for purposes of the Investment Company Act or otherwise. The Fund does not consider this non-consolidated investment as a significant subsidiary under Regulation S-X Rules 3-09 and 4-08(g).
The Fund has made a commitment of $25,000,000 to Itasca Park LLC of which $13,000,000 has been funded and $12,000,000 remains unfunded for the six months ended February 28, 2026.
Funded investments in non-consolidated joint ventures are stated at fair value. Unfunded investments are stated at cost with a corresponding liability for securities purchased on a delayed delivery basis. The Fund’s ownership interests are valued based on the Fund’s ownership interest in Itasca Park LLC and the fair value of the underlying loans and residential mortgages, using the same techniques as described within this Note. Any other factors, such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions, and capital call obligations are also considered.
Distributions to the Fund are not expected during the Commitment Period. During the Commitment Period, all available cash will be used to aggregate additional loans. Upon completion of the Commitment Period, available cash will be distributed first based on pro-rata equity ownership in Itasca Park LLC until all capital contributions have been returned then as income and gain distributions. Itasca Park LLC will return capital within 48 months of the completion of the Commitment Period with two, 12-month extension options.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
70
Columbia Strategic Income Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements with counterparties as well as any related collateral received or pledged by the Fund as of February 28, 2026:
	Citi(a)	Citi(a)	Goldman Sachs International	JPMorgan	Morgan Stanley(a)	Morgan Stanley(a)	Total
Assets
Centrally cleared credit default swap contracts (b)	$-	-	-	-	-	5,823,819	5,823,819
Forward foreign currency exchange contracts	27,153	-	-	-	-	-	27,153
Call option contracts purchased	-	-	2,567,405	-	21,844,041	-	24,411,446
Put option contracts purchased	395,692	-	-	-	3,840,760	-	4,236,452
OTC credit default swap contracts (c)	-	5,817,260	609,216	510,101	2,433,642	-	9,370,219
Total assets	422,845	5,817,260	3,176,621	510,101	28,118,443	5,823,819	43,869,089
Liabilities
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	353,129	353,129
Forward foreign currency exchange contracts	656,010	-	-	-	-	-	656,010
Call option contracts written	-	-	-	-	2,107,578	-	2,107,578
OTC credit default swap contracts (c)	-	6,892,305	99,115	4,744,572	3,501,412	-	15,237,404
Total liabilities	656,010	6,892,305	99,115	4,744,572	5,608,990	353,129	18,354,121
Total financial and derivative net assets	(233,165)	(1,075,045)	3,077,506	(4,234,471)	22,509,453	5,470,690	25,514,968
Total collateral received (pledged) (d)	-	(1,049,000)	2,470,000	(3,950,000)	18,309,000	-	15,780,000
Net amount (e)	$(233,165)	(26,045)	607,506	(284,471)	4,200,453	5,470,690	9,734,968

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Columbia Strategic Income Fund  | 2026
71

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Income and capital gain distributions from investments in underlying funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
72
Columbia Strategic Income Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.60% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2026 was 0.548% of the Fund’s average daily net assets.
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Strategic Income Fund  | 2026
73

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended February 28, 2026, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.09
Class S	0.09
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended February 28, 2026, these minimum account balance fees reduced total expenses of the Fund by $2,000.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
74
Columbia Strategic Income Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended February 28, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	386,852
Class C	—	1.00 (b)	3,780

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2026 through December 31, 2026 (%)	Prior to January 1, 2026 (%)
Class A	0.93	0.93
Class C	1.68	1.68
Institutional Class	0.68	0.68
Institutional 2 Class	0.64	0.65
Institutional 3 Class	0.59	0.60
Class R	1.18	1.18
Class S	0.68	0.68
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
6,847,292,000	197,305,000	(161,585,000)	35,720,000
Columbia Strategic Income Fund  | 2026
75

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(99,605,047)	(533,218,956)	(632,824,003)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $8,268,146,805 and $8,826,474,910, respectively, for the six months ended February 28, 2026, of which $6,499,594,245 and $7,089,512,907, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	666,667	4.34	9
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2026.
76
Columbia Strategic Income Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended February 28, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At February 28, 2026, affiliated shareholders of record owned 21.9% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Strategic Income Fund  | 2026
77

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
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Columbia Strategic Income Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Strategic Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR232_08_T01_(04/26)

Multi-Manager International Equity Strategies Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager International Equity Strategies Fund | 2026

Portfolio of Investments
February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.0%
Issuer	Shares	Value ($)
Australia 0.9%
Aristocrat Leisure Ltd.	26,417	903,110
BlueScope Steel Ltd.	7,612	151,637
Brambles Ltd.	65,446	1,167,172
Cochlear Ltd.	23,950	3,391,429
CSL Ltd.	55,200	5,778,704
Evolution Mining Ltd.	99,310	1,178,219
Northern Star Resources Ltd.	66,981	1,468,207
Qantas Airways Ltd.	38,413	271,868
REA Group Ltd.	2,530	299,318
Rio Tinto PLC, ADR	64,717	6,428,987
Telstra Corp., Ltd.	189,514	698,604
Transurban Group	141,888	1,446,506
Waypoint REIT Ltd.	321,481	583,403
Wesfarmers Ltd.	50,797	2,877,810
Woolworths Group Ltd.	56,128	1,438,911
Total		28,083,885
Austria 0.1%
Erste Group Bank AG	11,933	1,416,378
Erste Group Bank AG	1,786	212,129
OMV AG	18,197	1,178,806
voestalpine AG	3,988	228,234
Total		3,035,547
Belgium 1.1%
Anheuser-Busch InBev SA/NV	246,944	20,080,315
D’ieteren Group	1,040	224,870
Proximus SADP	55,072	454,535
Syensqo SA	137,266	7,826,307
UCB SA	14,716	4,420,442
UCB SA, ADR	2,675	398,682
Total		33,405,151
Bermuda 0.0%
Himalaya Shipping Ltd.(a)	20,210	299,697
Common Stocks (continued)
Issuer	Shares	Value ($)
Brazil 1.0%
B3 SA - Brasil Bolsa Balcao	3,102,000	10,843,234
MercadoLibre, Inc.(a)	6,456	11,346,937
Wheaton Precious Metals Corp.	62,931	10,298,658
Total		32,488,829
Canada 2.7%
Agnico Eagle Mines Ltd.	17,696	4,452,314
Alamos Gold, Inc., Class A	86,764	4,701,741
Alimentation Couche-Tard, Inc.	155,200	9,418,611
Barrick Mining Corp.	335,274	17,011,803
Barrick Mining Corp.	4,995	251,798
Canadian Pacific Kansas City Ltd.	241,322	21,130,823
Capstone Copper Corp.(a)	21,951	227,065
CCL Industries, Inc., Class B	1,845	128,334
Constellation Software, Inc.	1,832	3,385,396
Ero Copper Corp.(a)	36,197	1,237,214
First Majestic Silver Corp.	154,748	4,953,484
Lumine Group, Inc.(a),(b)	139,388	2,169,427
Shopify, Inc., Class A(a)	35,785	4,320,323
Stella-Jones, Inc.	42,376	2,908,117
Teck Resources Ltd., Class B	114,405	6,737,310
TFI International, Inc.	25,983	3,104,321
Wesdome Gold Mines Ltd.(a)	25,877	508,224
Wesdome Gold Mines Ltd.(a)	21,363	420,040
Total		87,066,345
Chile 0.4%
Antofagasta PLC	19,673	1,130,267
Lundin Mining Corp.	335,708	10,695,993
Lundin Mining Corp.	18,113	578,921
Total		12,405,181
China 3.9%
Agricultural Bank of China Ltd., Class H	3,074,000	2,081,393
Aluminum Corp. of China Ltd., Class H	1,900,000	3,426,172
Bank of Chongqing Co., Ltd., Class H	617,000	602,878
BOC Hong Kong Holdings Ltd., ADR	6,440	737,992
BOE Technology Group Co., Ltd., Class B	204,800	86,362
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2026
3

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Budweiser Brewing Co., APAC Ltd.	1,125,400	1,117,759
Chifeng Jilong Gold Mining Co., Ltd., Class H	14,000	70,808
China Galaxy Securities Co., Ltd., Class H	2,090,000	2,639,312
China Gold International Resources Corp., Ltd.	14,594	390,514
China Gold International Resources Corp., Ltd.	9,500	248,716
China Hongqiao Group Ltd.	261,500	1,179,490
China International Capital Corp. Ltd., Class H	1,286,000	3,314,233
China Life Insurance Co., Ltd., Class H	37,000	148,430
China National Building Material Co., Ltd., Class H	4,386,000	3,802,830
China Nonferrous Mining Corp., Ltd.	165,000	315,381
China Petroleum & Chemical Corp., Class H	1,204,000	837,827
China Southern Airlines Co., Ltd., Class H(a)	962,000	722,607
China Taiping Insurance Holdings Co., Ltd.	485,000	1,412,285
China Zheshang Bank Co., Ltd., Class H	2,148,000	738,185
Contemporary Amperex Technology Co., Ltd., Class A	89,958	4,475,701
CRRC Corp., Ltd., Class H	174,000	128,830
Dongyue Group Ltd.	140,000	250,541
Futu Holdings Ltd., ADR(a)	2,777	413,329
GF Securities Co., Ltd.	87,800	192,813
Goldwind Science & Technology Co., Ltd., Class H	1,416,000	2,795,872
Haier Smart Home Co., Ltd., Class H	53,400	181,331
Haitian International Holdings Ltd.	45,000	145,419
Hisense Home Appliances Group Co., Ltd., Class H	5,000	15,298
Huaxin Building Materials Group Co., Ltd., Class H	63,100	148,406
Industrial & Commercial Bank of China Ltd., Class H	2,816,000	2,316,043
Inner Mongolia ERDOS Resources Co., Ltd., Class B	171,600	213,299
J&T Global Express Ltd(a)	1,875,200	2,461,628
JD Logistics, Inc.(a),(b)	839,600	1,193,483
Jiangxi Copper Co., Ltd., Class H	84,000	487,277
Kweichow Moutai Co., Ltd., Class A	13,200	2,799,621
Lee & Man Paper Manufacturing Ltd.	1,651,000	814,495
Lens Technology Co., Ltd., Class H	255,000	893,361
Livzon Pharmaceutical Group, Inc., Class H	68,900	255,753
Lygend Resources & Technology Co., Ltd., Class H(b)	138,400	510,902
Meituan, Class B(a)	214,970	2,213,547
Midea Group Co., Ltd.	621,200	7,118,532
Common Stocks (continued)
Issuer	Shares	Value ($)
Orient Securities Co., Ltd., Class H	2,672,000	2,100,142
PDD Holdings, Inc., ADR(a)	27,290	2,830,792
People’s Insurance Co. Group of China Ltd. (The), Class H	209,000	170,727
PetroChina Co., Ltd., Class H	142,000	172,952
Pharmaron Beijing Co., Ltd., Class H(b)	72,000	181,421
PICC Property & Casualty Co., Ltd., Class H	132,000	272,362
Ping An Insurance Group Co. of China Ltd., Class H	658,500	5,696,450
Pop Mart International Group, Ltd.(b)	81,400	2,395,028
Precision Tsugami China Corp., Ltd.	45,000	255,441
Sany Heavy Industry Co., Ltd., Class H(a)	41,400	133,071
Shandong Gold Mining Co., Ltd., Class H	199,500	1,052,508
Silergy Corp.	178,000	1,582,230
Simcere Pharmaceutical Group Ltd.(b)	565,000	898,197
Sino Biopharmaceutical Ltd.	2,435,000	1,877,709
Sinotruk Hong Kong Ltd.	24,500	128,975
SITC International Holdings Co., Ltd.	70,000	298,600
Sunshine Insurance Group Co., Ltd.	1,605,500	803,154
Tencent Holdings Ltd.	477,100	31,390,238
Tencent Music Entertainment Group, ADR	299,879	4,378,233
Topsports International Holdings Ltd.	884,000	354,555
Weichai Power Co., Ltd., Class H	693,000	2,883,789
WuXi Biologics Cayman, Inc.(a)	453,000	2,325,806
Yangzijiang Shipbuilding Holdings Ltd.	1,939,500	6,629,159
ZTO Express (Cayman), Inc., ADR	19,027	463,878
Total		123,174,072
Denmark 1.7%
AP Moller - Maersk A/S, Class A	139	340,708
AP Moller - Maersk A/S, Class B	228	566,091
Carlsberg AS, Class B	5,036	783,434
Coloplast A/S, Class B	84,800	6,570,540
Danske Bank A/S	30,927	1,613,601
DFDS A/S(a)	69,931	1,143,717
DSV A/S	44,202	11,409,484
Genmab A/S(a)	2,984	878,569
Genmab A/S, ADR(a)	47,510	1,398,694
Novo Nordisk A/S, Class B	603,947	22,843,417
Novonesis Novozymes, Class B	100,618	5,984,131
Pandora A/S	4,111	324,976
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Multi-Manager International Equity Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Rockwool A/S, Class B	4,430	146,888
Tryg AS	12,927	320,094
Vestas Wind Systems A/S	47,080	1,203,568
Total		55,527,912
Finland 0.5%
KONE OYJ, Class B	134,561	10,144,993
Neste OYJ	20,509	512,496
Nokia OYJ(a)	50,024	383,786
Nokia OYJ	214,267	1,644,504
Nokia OYJ, ADR	232,277	1,793,178
Orion Oyj, Class B	4,894	392,045
Wartsila OYJ	23,753	1,031,465
Total		15,902,467
France 11.7%
Air Liquide SA	43,100	9,062,867
Airbus Group SE	74,266	16,127,080
Airbus SE	2,072	450,658
Airbus SE, ADR	15,182	822,105
Alstom SA(a)	1,394,821	46,401,341
AXA SA	48,922	2,392,389
BNP Paribas SA	434,929	48,834,568
BNP Paribas SA, ADR	40,121	2,248,180
Bouygues SA	8,912	551,530
Capgemini SE	156,724	19,806,293
Cie de Saint-Gobain SA	269,550	27,316,668
Credit Agricole SA	49,343	1,090,134
Danone SA	90,077	7,746,533
Dassault Aviation SA	1,524	612,098
Dassault Systemes SE	244,468	5,353,545
Edenred SE	194,748	4,501,209
Gecina SA	2,205	203,572
Groupe Eurotunnel SE	25,918	562,739
Hermes International SCA	3,080	7,402,670
ICADE	22,357	566,731
Kering SA	184,716	61,942,441
Klepierre	9,781	411,619
L’Oreal SA	18,350	8,597,824
LVMH Moet Hennessy Louis Vuitton SE	32,633	20,853,162
Nexans SA	21,179	3,042,407
Common Stocks (continued)
Issuer	Shares	Value ($)
Safran SA	30,904	12,446,238
Safran SA, ADR	5,200	522,990
Sanofi SA	237,569	23,234,572
Schneider Electric SE	15,570	5,088,429
Societe Generale SA	271,693	23,545,076
Thales SA	6,792	2,061,489
TotalEnergies SE	112,500	9,011,431
Total		372,810,588
Germany 7.2%
Adidas AG	77,781	14,431,108
Adidas AG, ADR	8,151	758,614
Allianz SE, Registered Shares	14,898	6,690,351
Aumovio SE(a)	2,598	128,866
Auto1 Group SE(a)	10,503	210,947
Bayer AG, Registered Shares	25,805	1,276,853
BioNTech SE, ADR(a)	19,047	2,099,551
Continental AG	5,196	447,760
CTS Eventim AG & Co. KGaA	2,732	221,238
Daimler Truck Holding AG	138,027	6,964,032
Deutsche Bank AG, Registered Shares	348,172	12,343,800
Deutsche Boerse AG	42,312	11,563,576
Deutsche Lufthansa AG, Registered Shares	97,336	1,039,690
Deutsche Post AG	38,090	2,242,936
Deutsche Telekom AG, Registered Shares	938,930	37,707,575
E.ON SE	337,549	7,849,327
Evonik Industries AG	11,444	198,979
GEA Group AG	6,978	541,030
Infineon Technologies AG	804,764	43,372,616
KION Group AG	1,890	128,272
Knorr-Bremse AG	3,600	471,191
Krones AG	5,227	818,427
Mercedes-Benz Group AG, Registered Shares	39,941	2,763,463
Merck KGaA	55,100	8,348,518
Montana Aerospace AG(a),(b)	88,616	3,590,202
MTU Aero Engines AG	3,658	1,576,734
Nemetschek SE	8,349	665,145
Rational AG	4,320	3,744,185
SAP SE	218,765	43,948,224
Scout24 SE	79,185	6,730,270
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2026
5

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Siemens Energy AG	36,084	6,988,669
Siemens Energy AG, ADR(a)	2,533	494,657
Symrise AG	410	37,453
Volkswagen AG	2,318	276,985
Total		230,671,244
Greece 0.2%
Eurobank SA	1,236,649	5,729,967
Hong Kong 3.3%
AIA Group Ltd.	3,213,800	35,453,144
AIA Group Ltd., ADR	165,255	7,294,356
BOC Hong Kong Holdings Ltd.	2,620,500	14,988,628
CK Asset Holdings Ltd.	98,500	624,961
CLP Holdings Ltd.	187,500	1,776,765
Galaxy Entertainment Group Ltd.	111,000	590,647
Galaxy Entertainment Group Ltd., ADR	30,716	814,588
Henderson Land Development Co., Ltd.	49,000	221,492
HKT Trust & HKT Ltd.	174,000	274,286
Hong Kong Exchanges & Clearing Ltd., ADR	5,060	272,203
Hong Kong Exchanges and Clearing Ltd.	411,200	21,968,343
Hongkong Land Holdings Ltd.	157,900	1,367,066
Link REIT (The)	136,300	673,852
Man Wah Holdings Ltd.	249,600	162,562
Melco Resorts & Entertainment Ltd., ADR(a)	247,757	1,471,677
MTR Corp.	82,500	392,898
Plover Bay Technologies Ltd.	675,000	744,777
Power Assets Holdings Ltd.	70,000	567,358
Sands China Ltd.	1,296,800	2,929,737
Sun Hung Kai Properties Ltd.	73,500	1,366,413
Swire Pacific Ltd., Class A	18,500	198,726
Techtronic Industries Co., Ltd.	496,500	8,041,156
Techtronic Industries Co., Ltd., ADR	32,372	2,622,456
Texwinca Holdings Ltd.	3,940,000	598,096
WH Group Ltd.	418,000	525,746
Wharf Real Estate Investment Co., Ltd.	75,000	276,099
Wynn Macau Ltd.	215,200	156,593
Total		106,374,625
Common Stocks (continued)
Issuer	Shares	Value ($)
India 0.4%
HDFC Bank Ltd., ADR	261,376	8,324,825
ICICI Lombard General Insurance Co., Ltd.	190,215	3,980,971
Total		12,305,796
Indonesia 0.4%
Jardine Matheson Holdings Ltd.	124,800	10,288,546
PT Bank Mandiri Persero Tbk	9,836,300	3,087,339
Total		13,375,885
Ireland 0.7%
AIB Group PLC	135,604	1,407,542
AIB Group PLC	33,720	355,229
Bank of Ireland Group PLC	65,569	1,276,713
Cairn Homes PLC	143,392	403,364
Kingspan Group PLC	89,392	8,850,140
Ryanair Holdings PLC, ADR	161,471	10,897,678
Total		23,190,666
Israel 0.3%
Bank Hapoalim BM	63,226	1,595,706
Bank Leumi Le-Israel BM	80,660	1,952,740
CyberArk Software(a),(c)	2,345	105,525
Elbit Systems Ltd.	693	535,233
Elbit Systems Ltd.	736	566,014
Israel Chemicals Ltd.	23,476	111,265
Mizrahi Tefahot Bank Ltd.	7,335	549,556
Monday.com Ltd.(a)	19,900	1,445,536
NiCE Ltd.(a)	2,641	302,442
Phoenix Financial Ltd.	10,718	547,992
Wix.com Ltd.(a)	3,926	276,626
Total		7,988,635
Italy 4.0%
Banca Generali SpA	75,967	4,896,745
Banca Mediolanum SpA	10,937	234,583
Banco BPM SpA	57,186	842,358
Enav SpA	389,224	2,534,747
Enel SpA	1,023,639	12,309,205
Ferrari NV	20,280	7,662,242
FinecoBank Banca Fineco SpA	359,906	8,470,060
Generali	666,629	28,385,804
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Multi-Manager International Equity Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Infrastrutture Wireless Italiane SpA	78,058	828,220
Intesa Sanpaolo SpA	1,012,972	6,950,557
Leonardo SpA, ADR	14,077	471,298
Leonardo-Finmeccanica SpA	19,852	1,337,451
Poste Italiane SpA	423,856	11,355,090
Prysmian SpA	13,897	1,673,906
Recordati Industria Chimica e Farmaceutica SpA	90,200	5,153,480
Technoprobe SpA(a)	176,665	3,547,895
Telecom Italia SpA(a)	533,280	400,152
UniCredit SpA	349,667	29,773,222
Unipol Assicurazioni SpA	17,840	443,833
Total		127,270,848
Japan 18.3%
Advantest Corp.	88,100	15,256,234
AGC, Inc.	106,200	4,710,080
Aida Engineering Ltd.	64,500	490,938
Aisin Corp.	50,400	894,627
Ajinomoto Co., Inc.	21,900	696,554
ANA Holdings, Inc.	80,900	1,764,010
Asahi Intecc Co., Ltd.	12,700	273,735
Asahi Kasei Corp.	68,900	812,016
Asics Corp.	32,900	1,008,244
Astellas Pharma, Inc.	323,500	5,383,530
AUTOSERVER Co., Ltd.	31,000	501,096
Bandai Namco Holdings, Inc.	29,100	788,958
B-R31 Ice Cream Co., Ltd.	53,700	1,388,761
Brother Industries Ltd.	133,400	2,755,517
Canon, Inc.	127,500	3,853,282
Capcom Co., Ltd.	316,100	7,178,766
Central Japan Railway Co.	199,600	5,891,322
Chubu Electric Power Co., Inc.	35,300	596,182
Cosmos Pharmaceutical Corp.	4,800	213,251
Dai Nippon Printing Co., Ltd.	11,200	232,761
Daido Steel Co., Ltd.	17,700	269,762
Daifuku Co., Ltd.	7,000	288,943
Daiichi Sankyo Co., Ltd.	89,400	1,760,735
Daikin Industries Ltd.	84,100	10,685,326
Denso Corp.	87,400	1,254,009
Digital Arts, Inc.	13,000	468,648
Common Stocks (continued)
Issuer	Shares	Value ($)
Don Quijote Holdings Co., Ltd.	87,500	584,756
East Japan Railway Co.	51,500	1,272,076
Eisai Co., Ltd.	18,400	619,464
Electric Power Development Co., Ltd.	63,800	1,523,691
EM Systems Co., Ltd.	56,100	256,367
ENEOS Holdings, Inc.	137,100	1,308,023
FANUC Corp.	626,700	28,377,059
Fast Retailing Co., Ltd.	24,300	10,654,650
FUJIFILM Holdings Corp.	46,000	945,945
Fujikura Ltd.	13,000	2,219,784
Glory Ltd.	52,400	1,394,671
Hankyu Hanshin Holdings, Inc.	28,800	840,035
Hitachi Ltd.	97,400	3,188,614
Hitachi Ltd., ADR	2,500	83,300
Honda Motor Co., Ltd.	3,200	32,056
Hoya Corp.	72,500	13,095,522
Idemitsu Kosan Co., Ltd.	45,000	430,262
Industrial & Infrastructure Fund Investment Corp.	331	322,046
Inpex Corp.	1,039,000	25,364,828
IT Holdings Corp.	9,400	194,276
Japan Airlines Co., Ltd.	9,200	190,088
Japan Exchange Group, Inc.	201,300	2,739,478
Japan Post Bank Co., Ltd.	246,000	4,815,959
Japan Post Holdings Co., Ltd.	567,100	7,385,141
Japan Post Insurance Co., Ltd.	78,800	2,572,103
Japan Tobacco, Inc.	71,100	2,720,244
JFE Holdings, Inc.	29,900	420,905
JX Advanced Metals Corp.	160,400	4,256,908
Kansai Electric Power Co., Inc. (The)	47,600	859,740
Kao Corp.	33,000	1,409,146
KDDI Corp.	776,400	13,336,624
Kenedix Office Investment	188	204,641
Keyence Corp.	52,900	22,294,796
Kikkoman Corp.	31,900	306,746
Kintetsu Department Store Co., Ltd.	152,500	1,774,418
Kioxia Holdings Corp.(a)	167,100	22,582,632
Kirin Holdings Co., Ltd.	203,200	3,527,089
Koito Manufacturing Co., Ltd.	400	7,211
Konami Holdings Corp.	5,400	720,589
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2026
7

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kumiai Chemical Industry Co., Ltd.	115,500	543,039
Kyocera Corp.	31,800	561,641
Kyowa Exeo Corp.	16,500	316,170
Kyowa Hakko Kirin Co., Ltd.	11,900	221,199
Lasertec Corp.	80,000	17,248,244
LY Corp.	137,300	339,369
Makita Corp.	59,900	2,317,739
MatsukiyoCocokara & Co.	16,800	278,521
Mitsubishi Chemical Group Corp.	58,100	431,145
Mitsui Fudosan Co., Ltd.	277,600	3,742,000
Money Forward, Inc.(a)	102,000	2,083,784
MonotaRO Co., Ltd	281,080	3,736,980
MS&AD Insurance Group Holdings, Inc.	64,500	1,797,384
Nexon Co., Ltd.	76,200	1,618,629
Nidec Corp.	37,500	589,735
Nihon M&A Center Holdings, Inc.	802,500	3,706,094
Nihon Unisys Ltd.	3,500	106,275
Nintendo Co., Ltd.	54,050	3,057,037
Nippon Paint Holdings Co., Ltd	733,900	5,435,645
Nippon Sanso Holdings Corp.	8,800	337,609
Nippon Shinyaku Co., Ltd.	35,900	1,185,094
Nisshin Seifun Group, Inc.	43,100	602,762
Nitto Denko Corp.	375,100	8,698,739
NOF Corp.	12,100	242,830
Nomura Holdings, Inc.	145,200	1,348,046
Nomura Research Institute Ltd.	167,900	4,606,532
Obic Co., Ltd.	205,800	5,542,519
Olympus Corp.	237,200	2,324,264
Oracle Corp. Japan	2,300	138,845
Oriental Land Co., Ltd.	53,700	967,477
ORIX Corp.	34,900	1,224,959
Osaka Gas Co., Ltd.	86,300	3,602,509
OSG Corp.	17,300	324,068
Otsuka Corp.	38,300	772,433
Otsuka Holdings Co., Ltd.	38,900	2,680,611
Penta-Ocean Construction Co., Ltd.	24,900	338,416
Press Kogyo Co., Ltd.	149,800	963,398
Recruit Holdings Co., Ltd.	197,900	8,611,676
Renesas Electronics Corp.	2,826,800	53,310,076
Common Stocks (continued)
Issuer	Shares	Value ($)
Ricoh Co., Ltd.	180,700	1,697,687
Ryohin Keikaku Co., Ltd.	26,200	597,897
San-Ai Obbli Co., Ltd.	38,500	632,791
Sanrio Co., Ltd.	9,300	340,971
Secom Co., Ltd.	10,500	407,373
Seibu Holdings, Inc.	10,800	320,610
Seiko Epson Corp.	142,200	1,925,704
Sekisui Chemical Co., Ltd.	17,500	340,793
Shikoku Electric Power Co., Inc.	86,700	982,090
Shimadzu Corp.	90,700	2,524,582
Shimano, Inc.	41,433	4,423,213
Shin-Etsu Chemical Co., Ltd.	307,100	12,091,006
Shin-Etsu Chemical Co., Ltd., ADR	978	19,188
Shiseido Co., Ltd.	17,600	371,617
SMC Corp.	83,488	39,936,766
SoftBank Group Corp.	190,000	4,865,132
Sompo Holdings, Inc.	682,000	27,058,088
Sony Financial Group, Inc.(a)	2,322,315	2,375,249
Sony Group Corp.	393,815	9,053,122
Sony Group Corp., ADR	29,877	688,964
Sugi Holdings Co., Ltd.	67,400	1,549,425
Sumitomo Mitsui Financial Group, Inc.	265,200	10,007,477
Sumitomo Mitsui Trust Group, Inc.	138,200	4,818,882
Sumitomo Pharma Co., Ltd.(a)	22,200	359,259
Suntory Beverage & Food Ltd.	44,100	1,386,846
Suzuken Co., Ltd.	27,100	1,143,155
Sysmex Corp.	25,800	243,575
T&D Holdings, Inc.	24,200	651,766
Takeda Pharmaceutical Co., Ltd.	227,700	8,522,175
Takeda Pharmaceutical Co., Ltd. ADR	84,925	1,592,344
TDK Corp.	101,300	1,564,924
Terumo Corp.	543,700	7,356,525
Toei Co., Ltd.	9,000	311,501
Toho Co., Ltd.	28,500	285,611
Tokyo Electric Power Co. Holdings, Inc.(a)	146,400	654,473
Tokyo Electron Ltd.	43,600	12,267,941
Tokyo Gas Co., Ltd.	16,400	805,064
Tokyo Metro Co., Ltd.	15,200	162,665
Tokyu Corp.	65,300	835,250
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Multi-Manager International Equity Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Toray Industries, Inc.	90,500	774,971
TOTO Ltd.	26,300	1,024,925
Trend Micro, Inc.	6,200	206,307
Tsuruha Holdings, Inc.	14,615	245,666
Unicharm Corp.	599,600	4,102,880
United Arrows Ltd.	56,700	973,825
United Urban Investment Corp.	83	98,563
West Japan Railway Co.	17,600	378,604
Yamada Holdings Co., Ltd.	73,900	274,244
Yamaha Corp.	163,000	1,263,202
Yamato Holdings Co., Ltd.	27,500	336,849
Yaskawa Electric Corp.	152,900	5,379,792
Yokogawa Electric Corp.	11,600	462,689
Zensho Holdings Co., Ltd.	5,100	323,732
Zuken, Inc.	65,800	1,946,727
Total		583,167,340
Kazakhstan 0.1%
Kaspi.KZ JSC, ADR(a)	42,574	3,005,299
Luxembourg 0.2%
ArcelorMittal SA	80,007	5,241,172
Eurofins Scientific SE	15,939	1,284,369
Total		6,525,541
Mexico 0.0%
Fresnillo PLC	11,109	633,871
Netherlands 5.8%
ABN AMRO Bank NV	27,328	915,291
Adyen NV(a)	4,241	4,980,326
Aegon Ltd.	67,592	514,399
Akzo Nobel NV	140,920	9,899,470
ASM International NV	2,310	1,948,225
ASML Holding NV	50,188	72,993,829
ASML Holding NV	3,770	5,468,611
ASML Holding NV	374	543,499
ASR Nederland NV	7,414	538,722
Heineken NV	251,608	23,303,642
IMCD NV	46,817	4,510,349
ING Groep NV	565,025	16,302,629
Koninklijke Philips NV	917,164	29,390,833
Common Stocks (continued)
Issuer	Shares	Value ($)
Magnum Ice Cream Co. NV (The)(a)	158,826	2,514,979
NN Group NV	12,712	1,042,608
Universal Music Group NV	300,800	6,773,232
Wolters Kluwer NV	47,403	3,829,477
Total		185,470,121
New Zealand 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	16,649	407,594
Xero Ltd.(a)	7,949	469,237
Total		876,831
Norway 0.3%
Equinor ASA	38,174	1,143,852
Equinor ASA, ADR	92,292	2,753,070
Kongsberg Gruppen ASA	22,610	916,867
Norsk Hydro ASA	70,089	650,316
SalMar ASA	53,012	3,179,379
Telenor ASA	31,077	576,220
Total		9,219,704
Panama 0.1%
Copa Holdings SA, Class A	27,976	3,877,753
Portugal 0.2%
Banco Comercial Portugues SA	362,500	380,750
CTT-Correios de Portugal SA	76,140	642,602
EDP-Energias de Portugal SA	738,453	3,928,976
Galp Energia SGPS SA	15,987	346,900
Jeronimo Martins SGPS SA	13,965	367,015
Jeronimo Martins SGPS SA, ADR	7,557	397,083
Total		6,063,326
Russian Federation —%
Gazprom PJSC(a),(c),(d),(e),(f)	1,247,200	0
GMK Norilskiy Nickel PAO(a),(c),(d),(e),(f)	2,020,100	0
Lukoil PJSC(a),(c),(d),(e),(f)	31,251	—
MMC Norilsk Nickel PJSC, ADR(a),(c),(d),(e)	5	—
Rosneft Oil Co. PJSC(a),(c),(d),(e),(f)	563,548	0
Sberbank of Russia PJSC(a),(c),(d),(e),(f),(g)	436,630	0
Total		0
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2026
9

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Saudi Arabia 0.0%
East Pipes Integrated Co. for Industry	6,797	254,143
Electrical Industries Co.	217,758	854,950
Total		1,109,093
Singapore 1.4%
CapitaLand Ascendas REIT	3,337,600	7,089,879
Keppel Corp., Ltd.	70,500	728,167
Sea Ltd. ADR(a)	43,180	4,682,871
Singapore Airlines Ltd.	73,600	417,404
Singapore Exchange	43,400	623,252
Singapore Technologies Engineering Ltd.	79,300	624,005
Singapore Telecommunications Ltd.	2,631,400	10,469,192
United Overseas Bank Ltd.	667,200	19,467,212
UOL Group Ltd.	26,100	232,594
Total		44,334,576
South Africa 0.4%
Anglo American PLC	44,589	2,224,660
Anglo American PLC	10,713	538,603
Discovery Ltd.	510,974	8,386,728
Total		11,149,991
South Korea 2.1%
KT&G Corp.	10,631	1,204,564
Samsung Electronics Co., Ltd.	154,679	23,151,012
Samsung Electronics Co., Ltd. GDR	8,354	30,300,841
Samsung Fire and Marine Co., Ltd.	15,238	5,614,279
Shinhan Financial Group Co., Ltd.	108,488	7,296,522
Total		67,567,218
Spain 1.8%
ACS Actividades de Construccion y Servicios SA	8,488	1,095,248
Aena SME SA(b)	36,521	1,151,076
Amadeus IT Group SA, Class A	101,200	6,259,420
Banco Bilbao Vizcaya Argentaria SA	282,661	6,546,882
Banco Bilbao Vizcaya Argentaria SA, ADR	5,535	128,025
Banco de Sabadell SA	272,376	1,025,504
Banco Santander SA	649,037	8,185,695
Banco Santander SA	5,106	65,516
Bankinter SA	156,256	2,592,810
CaixaBank SA	759,160	9,356,857
Common Stocks (continued)
Issuer	Shares	Value ($)
Cellnex Telecom SA	181,403	6,894,357
Grifols SA	11,345	142,334
Industria de Diseno Textil SA	175,715	11,733,786
Mapfre SA	150,458	699,342
Repsol SA	56,190	1,271,613
Total		57,148,465
Sweden 1.8%
Alfa Laval AB	13,886	819,574
Atlas Copco AB, Class B	876,388	16,429,332
Beijer Ref AB	37,982	592,608
Boliden AB(a)	1,492	118,267
Epiroc AB, Class A	28,370	852,249
Epiroc AB, Class B	4,495	116,870
H & M Hennes & Mauritz AB	29,234	623,262
Hexagon AB, Class B	1,466,122	16,678,951
MIPS AB	39,991	1,122,823
Nibe Industrier AB, Class B	49,372	201,738
Skandinaviska Enskilda Banken AB, Class A	302,614	6,433,935
Swedish Orphan Biovitrum AB(a)	9,982	436,178
Tele2 AB, Class B	27,858	587,920
Telefonaktiebolaget LM Ericsson, ADR	685,421	7,950,884
Telefonaktiebolaget LM Ericsson, Class B	262,172	3,030,705
Telia Co. AB	104,671	537,361
Trelleborg AB, Class B	10,162	445,444
Total		56,978,101
Switzerland 3.3%
ABB Ltd.	110,920	10,330,674
ABB Ltd.	16,996	1,585,841
Alcon, Inc.	119,649	10,372,174
Cie Financiere Richemont SA, Class A, Registered Shares	21,201	4,321,988
Coca-Cola HBC AG(a)	1,459	94,706
Galderma Group AG	16,387	3,092,391
Geberit AG	431	362,409
Glencore PLC(a)	382,877	2,766,522
Huber + Suhner AG, Registered Shares	992	238,452
Logitech International SA	24,800	2,280,360
Logitech International SA	60,556	5,555,609
Lonza Group AG, Registered Shares	22,987	15,988,447
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Multi-Manager International Equity Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Roche Holding AG, ADR	26,346	1,566,665
Sandoz Group AG, ADR	86,153	7,589,413
Schindler Holding AG	985	375,021
Schindler Holding AG, Registered Shares	75	27,341
SGS SA, Registered Shares	72,200	9,120,701
Sonova Holding AG	6,410	1,671,123
Swatch Group AG (The)	2,325	594,832
UBS AG	181,450	7,539,219
UBS Group AG, Registered Shares	194,194	8,045,457
VAT Group AG	17,634	12,437,005
Total		105,956,350
Taiwan 1.8%
MediaTek, Inc.	103,000	6,344,757
Taiwan Semiconductor Manufacturing Co., Ltd.	552,400	34,468,762
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	45,340	16,983,457
Total		57,796,976
United Kingdom 16.3%
Admiral Group PLC	12,791	510,994
AJ Bell PLC	202,711	1,186,709
Associated British Foods PLC	15,967	425,238
AstraZeneca PLC	225,612	47,476,126
AstraZeneca PLC	20,645	4,321,274
AstraZeneca PLC	57,015	11,884,777
Autotrader Group PLC	42,476	281,359
Aviva PLC	127,211	1,172,304
Barclays Bank PLC	6,594,980	40,029,646
Berkeley Group Holdings PLC	168,776	9,814,211
BP PLC	4,016,864	26,034,940
British American Tobacco PLC	222,858	13,916,455
BT Group PLC	296,697	864,753
CK Hutchison Holdings Ltd.	245,500	2,021,398
Coca-Cola Europacific Partners PLC	9,618	1,062,116
Compass Group PLC	367,928	11,267,236
Diageo PLC	1,090,111	24,447,409
Endeavour Mining PLC	4,663	335,525
Endeavour Mining PLC	9,207	657,822
Experian PLC	347,478	13,078,793
Gamma Communications PLC	7,666	92,773
Common Stocks (continued)
Issuer	Shares	Value ($)
Halma PLC	107,100	6,026,474
Hiscox Ltd.	17,718	369,149
IG Group Holdings PLC	259,788	4,556,789
Informa PLC	59,757	674,912
International Consolidated Airlines Group SA	27,742	156,895
International Consolidated Airlines Group SA	35,008	199,399
Kingfisher PLC	82,624	415,601
Legal & General Group PLC	345,247	1,261,102
Lloyds Banking Group PLC	7,608,147	10,392,849
London Stock Exchange Group PLC, ADR(a)	4,086	122,396
M&G PLC	118,322	505,228
Melrose Industries PLC	755,446	5,748,368
National Grid PLC	1,806,910	33,801,202
NatWest Group PLC	1,432,491	11,893,136
OSB Group PLC	15,907	130,695
Prudential PLC	1,083,573	16,596,539
Prudential PLC	4,650	71,170
Prudential PLC, ADR	66,520	2,045,490
Quilter PLC(b)	205,951	546,573
Quilter PLC(b)	226,122	597,277
Reckitt Benckiser Group PLC	426,693	37,591,196
RELX PLC	122,092	4,265,085
RELX PLC	868,690	30,203,817
Rio Tinto Ltd.	19,776	2,350,971
Rio Tinto PLC	136,361	13,509,240
Rolls-Royce Holdings PLC	1,862,145	33,485,239
Sage Group PLC (The)	517,083	5,689,844
Sage Group PLC (The), ADR	7,170	316,735
Segro PLC	1,189,400	13,464,439
Smith & Nephew PLC	706,220	13,036,848
Smith & Nephew PLC, ADR	8,672	319,997
Smiths Group PLC	215,631	7,971,958
Standard Chartered PLC	598,819	14,771,311
Unilever PLC	88,745	6,521,166
Vodafone Group PLC	3,877,239	5,970,290
Vodafone Group PLC, ADR	1,426,428	21,909,934
Total		518,371,172
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2026
11

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 3.6%
Carnival Corp.	796,666	25,134,813
Carnival PLC, ADR	37,943	1,194,066
CRH PLC	70,604	8,449,065
Ferrovial SE	15,099	1,125,313
Ferrovial SE	6,406	476,478
GSK PLC	100,527	2,986,986
Palo Alto Networks, Inc.(a)	5,160	768,427
Roche Holding AG, Genusschein Shares	114,741	54,605,409
Smurfit WestRock PLC	378,159	17,777,255
Spotify Technology SA(a)	7,132	3,672,552
Total		116,190,364
Total Common Stocks (Cost $2,256,511,909)		3,126,549,432

Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
United States 0.2%
iShares Core MSCI EAFE ETF	55,101	5,417,530
Total Exchange-Traded Equity Funds (Cost $5,373,419)		5,417,530

Preferred Stocks 0.5%
Issuer	Shares	Value ($)
Germany 0.5%
FUCHS SE	3,706	160,041
Porsche Automobil Holding SE	7,190	304,008
Volkswagen AG	114,157	13,573,339
Total		14,037,388
Preferred Stocks (continued)
Issuer	Shares	Value ($)
South Korea 0.0%
Samsung Electronics Co., Ltd.	2,984	299,712
Total Preferred Stocks (Cost $14,491,299)		14,337,100

Warrants —%
Issuer	Shares	Value ($)
Canada —%
Constellation Software, Inc.(a),(c),(d) 03/31/2040	5,743	0
Total Warrants (Cost $—)		0

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(h),(i)	20,696,119	20,691,980
Total Money Market Funds (Cost $20,689,502)		20,691,980
Total Investments in Securities (Cost $2,297,066,129)		3,166,996,042
Other Assets & Liabilities, Net		22,368,943
Net Assets		$3,189,364,985
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2026, the total value of these securities amounted to $13,233,586, which represents 0.41% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2026, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.
12
Multi-Manager International Equity Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(e)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At February 28, 2026, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Gazprom PJSC	11/11/2020-06/10/2021	1,247,200	3,820,620	—
GMK Norilskiy Nickel PAO	08/07/2019-04/04/2024	2,020,100	4,978,804	—
Lukoil PJSC	03/30/2020-12/29/2021	31,251	2,094,074	—
MMC Norilsk Nickel PJSC, ADR	08/07/2019-11/22/2021	5	123	—
Rosneft Oil Co. PJSC	03/31/2020-03/16/2021	563,548	3,458,257	—
Sberbank of Russia PJSC	03/29/2021-04/08/2021	436,630	1,642,454	—
			15,994,332	—

(f)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(g)
On May 25, 2022, the Office of Foreign Assets Control (OFAC) license permitting the holding of the Sberbank position expired, and the position is now considered blocked property. As such the security has been segregated on the Fund’s books and records and cannot be sold or transferred at this time.

(h)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(i)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	13,693,380	294,180,262	(287,183,337)	1,675	20,691,980	3,165	636,264	20,696,119
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2026
13

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Fair value measurements   (continued)
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	6,428,987	21,654,898	—	28,083,885
Austria	—	3,035,547	—	3,035,547
Belgium	454,535	32,950,616	—	33,405,151
Bermuda	299,697	—	—	299,697
Brazil	32,488,829	—	—	32,488,829
Canada	86,306,323	760,022	—	87,066,345
Chile	10,695,993	1,709,188	—	12,405,181
China	12,066,734	111,107,338	—	123,174,072
Denmark	1,739,402	53,788,510	—	55,527,912
Finland	1,793,178	14,109,289	—	15,902,467
France	—	372,810,588	—	372,810,588
Germany	9,948,878	220,722,366	—	230,671,244
Greece	—	5,729,967	—	5,729,967
Hong Kong	1,997,423	104,377,202	—	106,374,625
India	8,324,825	3,980,971	—	12,305,796
Indonesia	—	13,375,885	—	13,375,885
Ireland	10,897,678	12,292,988	—	23,190,666
Israel	2,288,176	5,594,934	105,525	7,988,635
Italy	—	127,270,848	—	127,270,848
Japan	7,131,829	576,035,511	—	583,167,340
Kazakhstan	3,005,299	—	—	3,005,299
Luxembourg	—	6,525,541	—	6,525,541
Mexico	—	633,871	—	633,871
Netherlands	7,983,590	177,486,531	—	185,470,121
New Zealand	—	876,831	—	876,831
Norway	3,329,290	5,890,414	—	9,219,704
Panama	3,877,753	—	—	3,877,753
Portugal	—	6,063,326	—	6,063,326
Russian Federation	—	—	0 *	0 *
Saudi Arabia	—	1,109,093	—	1,109,093
Singapore	4,682,871	39,651,705	—	44,334,576
South Africa	8,386,728	2,763,263	—	11,149,991
South Korea	5,614,279	61,952,939	—	67,567,218
Spain	128,025	57,020,440	—	57,148,465
Sweden	7,950,884	49,027,217	—	56,978,101
The accompanying Notes to Financial Statements are an integral part of this statement.
14
Multi-Manager International Equity Strategies Fund  | 2026

Portfolio of Investments (continued)
February 28, 2026 (Unaudited)
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Switzerland	10,325,817	95,630,533	—	105,956,350
Taiwan	16,983,457	40,813,519	—	57,796,976
United Kingdom	39,981,171	478,390,001	—	518,371,172
United States	49,023,591	67,166,773	—	116,190,364
Total Common Stocks	354,135,242	2,772,308,665	105,525	3,126,549,432
Exchange-Traded Equity Funds	5,417,530	—	—	5,417,530
Preferred Stocks
Germany	—	14,037,388	—	14,037,388
South Korea	—	299,712	—	299,712
Total Preferred Stocks	—	14,337,100	—	14,337,100
Warrants
Canada	—	—	0 *	0 *
Total Warrants	—	—	0 *	0 *
Money Market Funds	20,691,980	—	—	20,691,980
Total Investments in Securities	380,244,752	2,786,645,765	105,525	3,166,996,042

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2026
15

Statement of Assets and Liabilities
February 28, 2026 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,276,376,627)	$3,146,304,062
Affiliated issuers (cost $20,689,502)	20,691,980
Cash	366
Foreign currency (cost $633,320)	634,901
Receivable for:
Investments sold	13,130,462
Capital shares sold	1,211,897
Dividends	4,004,039
Foreign tax reclaims	12,605,074
Prepaid expenses	7,347
Deferred compensation of board members	90,525
Other assets	1,260
Total assets	3,198,681,913
Liabilities
Payable for:
Investments purchased	5,827,016
Capital shares redeemed	2,778,731
Management services fees	66,973
Transfer agent fees	285,433
Compensation of chief compliance officer	252
Compensation of board members	3,753
Other expenses	178,771
Deferred compensation of board members	175,999
Total liabilities	9,316,928
Net assets applicable to outstanding capital stock	$3,189,364,985
Represented by
Paid in capital	2,213,666,457
Total distributable earnings (loss)	975,698,528
Total - representing net assets applicable to outstanding capital stock	$3,189,364,985
Institutional Class
Net assets	$3,189,364,985
Shares outstanding	213,525,794
Net asset value per share	$14.94
The accompanying Notes to Financial Statements are an integral part of this statement.
16
Multi-Manager International Equity Strategies Fund  | 2026

Statement of Operations
Six Months Ended February 28, 2026 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$25,178,495
Dividends — affiliated issuers	636,264
European Union tax reclaim	2,583,940
Foreign taxes withheld	(2,020,425)
Total income	26,378,274
Expenses:
Management services fees	12,258,882
Transfer agent fees
Institutional Class	1,781,874
Custodian fees	190,971
Printing and postage fees	116,531
Registration fees	66,164
Accounting services fees	17,002
Legal fees	32,522
Interest on interfund lending	63
Compensation of chief compliance officer	253
Compensation of board members	21,554
Deferred compensation of board members	13,164
Other	122,103
Total expenses	14,621,083
Net investment income	11,757,191
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	210,530,818
Investments — affiliated issuers	3,165
Foreign currency translations	(242,878)
Net realized gain	210,291,105
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	289,095,713
Investments — affiliated issuers	1,675
Foreign currency translations	368,383
Net change in unrealized appreciation (depreciation)	289,465,771
Net realized and unrealized gain	499,756,876
Net increase in net assets resulting from operations	$511,514,067
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2026
17

Statement of Changes in Net Assets

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025
Operations
Net investment income	$11,757,191	$46,261,290
Net realized gain	210,291,105	212,187,770
Net change in unrealized appreciation (depreciation)	289,465,771	141,680,717
Net increase in net assets resulting from operations	511,514,067	400,129,777
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(264,632,856)	(177,342,829)
Total distributions to shareholders	(264,632,856)	(177,342,829)
Increase (decrease) in net assets from capital stock activity	(131,963,926)	35,380,634
Total increase in net assets	114,917,285	258,167,582
Net assets at beginning of period	3,074,447,700	2,816,280,118
Net assets at end of period	$3,189,364,985	$3,074,447,700

	Six Months Ended		Year Ended
	February 28, 2026 (Unaudited)		August 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	11,479,684	164,606,522	52,511,257	657,107,732
Distributions reinvested	19,675,305	264,632,856	15,680,180	177,342,829
Shares redeemed	(38,456,432)	(561,203,304)	(63,339,644)	(799,069,927)
Net increase (decrease)	(7,301,443)	(131,963,926)	4,851,793	35,380,634

Total net increase (decrease)	(7,301,443)	(131,963,926)	4,851,793	35,380,634
The accompanying Notes to Financial Statements are an integral part of this statement.
18
Multi-Manager International Equity Strategies Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Institutional Class	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
		2025	2024	2023	2022	2021
Per share data
Net asset value, beginning of period	$13.92	$13.04	$11.24	$9.36	$12.67	$10.02
Income (loss) from investment operations:
Net investment income	0.05 (a)	0.21 (a)	0.23 (a)	0.22	0.24	0.15
Net realized and unrealized gain (loss)	2.20	1.52	1.83	1.90	(3.17)	2.65
Total from investment operations	2.25	1.73	2.06	2.12	(2.93)	2.80
Distributions to shareholders
Distributions from net investment income	(0.26)	(0.24)	(0.26)	(0.24)	(0.14)	(0.15)
Distributions from net realized gains	(0.97)	(0.61)	—	—	(0.24)	—
Total distributions to shareholders	(1.23)	(0.85)	(0.26)	(0.24)	(0.38)	(0.15)
Net asset value, end of period	$14.94	$13.92	$13.04	$11.24	$9.36	$12.67
Total return	17.13%	14.81%	18.68%	23.04%	(23.66%)	28.10%
Ratios to average net assets
Total gross expenses(b)	0.91%(c)	0.95%(c)	0.98%	0.99%(c)	0.96%(c)	0.99%(c)
Total net expenses(b),(d)	0.91%(c)	0.95%(c)	0.97%	0.98%(c)	0.96%(c)	0.99%(c)
Net investment income	0.73%(a)	1.63%(a)	1.97%(a)	2.09%	2.20%	1.24%
Supplemental data
Net assets, end of period (in thousands)	$3,189,365	$3,074,448	$2,816,280	$2,353,766	$2,236,756	$2,531,606
Portfolio turnover	21%	59%	67%	43%	59%	82%

Notes to Financial Highlights
(a)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Six Months Ended 2/28/2026 (Unaudited)
Institutional Class	0.01	0.16
Year Ended 8/31/2025
Institutional Class	0.01	0.04
Year Ended 8/31/2024
Institutional Class	0.01	0.08

(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager International Equity Strategies Fund  | 2026
19

Notes to Financial Statements
February 28, 2026 (Unaudited)
Note 1. Organization
Multi-Manager International Equity Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency
20
Multi-Manager International Equity Strategies Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Multi-Manager International Equity Strategies Fund  | 2026
21

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of
22
Multi-Manager International Equity Strategies Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.67% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2026 was 0.77% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Arrowstreet Capital, Limited Partnership, Baillie Gifford Overseas Limited, Causeway Capital Management LLC, and Walter Scott & Partners Limited, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of the investments in the Fund may also vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2026, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.11
Multi-Manager International Equity Strategies Fund  | 2026
23

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2026 through December 31, 2026 (%)	Prior to January 1, 2026 (%)
Institutional Class	0.95	0.96
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2026, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,297,066,000	978,185,000	(108,255,000)	869,930,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $659,809,311 and $1,047,398,131, respectively, for the six months ended February 28, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
24
Multi-Manager International Equity Strategies Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $14,110 for the six months ended February 28, 2026.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended February 28, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	250,000	4.49	2
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at February 28, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended February 28, 2026.
Multi-Manager International Equity Strategies Fund  | 2026
25

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At February 28, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse
26
Multi-Manager International Equity Strategies Fund  | 2026

Notes to Financial Statements (continued)
February 28, 2026 (Unaudited)
judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Multi-Manager International Equity Strategies Fund  | 2026
27

Multi-Manager International Equity Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR302_08_T01_(04/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR. Not applicable for semiannual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Series Trust I

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	April 22, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	April 22, 2026